UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 002-73024

GARTMORE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428

(Address of principal executive offices)                                                          (Zip code)

Eric Miller

1200 River Road

Suite 1000

Conshohocken, PA 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Gartmore GVIT Nationwide Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GNAT (8/06)

Shareholder

Expense Example	Gartmore GVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Nationwide Fund
Class I	Actual	$1,000.00	$1,022.90	$4.11	0.82%
	Hypothetical[1]	$1,000.00	$1,020.73	$4.12	0.82%
Class II	Actual	$1,000.00	$1,022.30	$5.32	1.06%
	Hypothetical[1]	$1,000.00	$1,019.54	$5.32	1.06%
Class III	Actual	$1,000.00	$1,023.60	$4.16	0.83%
	Hypothetical[1]	$1,000.00	$1,020.68	$4.17	0.83%
Class IV	Actual	$1,000.00	$1,022.90	$4.11	0.82%
	Hypothetical[1]	$1,000.00	$1,020.73	$4.12	0.82%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Nationwide Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	97.1%
Commercial Paper	2.4%
Other Investments*	5.3%
Liabilities in excess of other assets**	-4.8%

100.0%

Top Holdings
Microsoft Corp.	2.3%
Procter & Gamble Co. (The)	2.3%
Altria Group, Inc.	2.2%
Johnson & Johnson, Inc.	2.0%
UnitedHealth Group, Inc.	1.8%
Exxon Mobil Corp.	1.6%
Pfizer, Inc.	1.5%
Bank of America Corp.	1.5%
Phelps Dodge Corp.	1.5%
Home Depot, Inc. (The)	1.3%
Other Assets	82.0%

100.0%

Top Industries
Oil & Gas	8.6%
Financial Services	8.3%
Insurance	7.3%
Retail	6.2%
Banks	6.2%
Computer Software & Services	5.9%
Semiconductors	5.8%
Healthcare	5.3%
Telecommunications	5.0%
Transportation	4.8%
Other Assets	36.6%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.

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Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (97.1%)
Aerospace & Defense (2.6%)
Boeing Co. (The)	175,090	$14,341,622
General Dynamics Corp.	51,242	3,354,301
Northrop Grumman Corp.	129,612	8,302,945
Raytheon Co.	157,220	7,007,295
United Technologies Corp.	180,500	11,447,310

		44,453,473

Agricultural Services (0.4%)
Archer-Daniels-Midland Co.	155,522	6,419,948

Auto Parts & Equipment (0.7%)
Autoliv, Inc. ADR — SE	87,000	4,921,590
Cummins, Inc. (c)	56,700	6,931,575

		11,853,165

Banks (4.9%)
Bank of America Corp.	520,982	25,059,235
BB&T Corp.	40,000	1,663,600
Credit Suisse Group ADR — CH (c)	50,000	2,799,500
Mellon Financial Corp.	84,200	2,899,006
New York Community Bancorp, Inc. (c)	242,370	4,001,529
Northern Trust Corp.	75,350	4,166,855
PNC Bank Corp.	114,090	8,005,695
State Street Corp.	55,800	3,241,422
SunTrust Banks, Inc.	90,590	6,908,393
U.S. Bancorp	167,400	5,169,312
UBS AG ADR — CH	46,400	5,090,080
Wachovia Corp.	158,005	8,544,910
Zions Bancorp.	66,706	5,199,066

		82,748,603

Building & Construction (0.9%)
Martin Marietta Materials	93,900	8,558,985
Weyerhaeuser Co.	92,050	5,730,113

		14,289,098

Business Services (0.0%)
Pitney Bowes, Inc.	12,180	503,034

Capital Goods (1.6%)
General Electric Co.	536,515	17,683,535
Sherwin-Williams Co. (c)	79,480	3,773,710
Timken Co. (c)	151,300	5,070,063

		26,527,308

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Chemicals (1.1%)
Dow Chemical Co.	108,400	$4,230,852
Du Pont (E.I.) De Nemours	189,090	7,866,144
Rohm & Haas Co.	114,850	5,756,282

		17,853,278

Coal (0.0%)
KFX, Inc. (b) (c)	17,660	269,845

Computer Equipment (1.7%)
Apple Computer, Inc. (b)	67,650	3,864,168
Hewlett Packard Co.	503,600	15,954,048
International Business Machines Corp.	114,994	8,833,839

		28,652,055

Computer Software & Services (5.9%)
Affiliated Computer Services, Class A (b)	100,365	5,179,838
Cisco Systems, Inc. (b)	1,116,507	21,805,382
Computer Sciences Corp. (b)	78,850	3,819,494
eBay, Inc. (b)	132,035	3,867,305
EMC Corp. (b)	323,992	3,554,192
Google, Inc., Class A (b)	24,910	10,445,510
Ingram Micro, Inc. (b) (c)	243,900	4,421,907
Microsoft Corp.	1,677,886	39,094,744
Symantec Corp. (b)	244,800	3,804,192
Yahoo!, Inc. (b)	109,510	3,613,830

		99,606,394

Consumer Products (2.3%)
Procter & Gamble Co. (The)	688,430	38,276,708

Diversified (1.5%)
3M Co.	205,851	16,626,585
Berkshire Hathaway Inc., Class B (b) (c)	2,595	7,896,585

		24,523,170

Electronics (0.9%)
Arrow Electronics, Inc. (b)	170,200	5,480,440
KLA-Tencor Corp.	107,154	4,454,392
L-3 Communications Holdings, Inc.	57,650	4,347,963

		14,282,795

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Financial Services (8.3%)
Affiliated Managers Group, Inc. (b) (c)	24,000	$2,085,360
Bear Stearns Cos., Inc.	51,228	7,176,018
Cit Group, Inc.	106,350	5,561,042
Citigroup, Inc.	197,813	9,542,499
Countrywide Financial Corp.	81,450	3,101,616
Federated Investors, Inc., Class B	92,749	2,921,594
Franklin Resources, Inc.	9,300	807,333
Goldman Sachs Group, Inc.	142,756	21,474,784
Hudson City Bancorp, Inc.	583,592	7,779,281
J.P. Morgan Chase & Co.	414,850	17,423,699
KKR Financial Corp.	251,100	5,225,391
Legg Mason, Inc.	56,328	5,605,763
Lehman Brothers Holding, Inc.	168,950	11,007,093
Marshall & Ilsley Corp.	34,400	1,573,456
Merrill Lynch & Co., Inc.	191,100	13,292,916
Moody’s Corp.	75,850	4,130,791
Morgan Stanley	177,461	11,217,310
Robert Half International, Inc.	18,200	764,400
T. Rowe Price Group, Inc.	24,600	930,126
TD Ameritrade Holding Corp.	251,054	3,718,110
Wells Fargo & Co.	63,100	4,232,748

		139,571,330

Food & Beverage (0.8%)
Coca-Cola Enterprises, Inc.	516,900	10,529,253
Pepsi Bottling Group, Inc. (The)	96,100	3,089,615

		13,618,868

Healthcare (5.3%)
Aetna, Inc.	238,642	9,528,975
Biogen Idec, Inc. (b)	77,600	3,595,208
Johnson & Johnson, Inc.	563,026	33,736,517
Triad Hospitals, Inc. (b) (c)	99,750	3,948,105
UnitedHealth Group, Inc.	667,673	29,898,397
Wellpoint, Inc. (b)	123,450	8,983,457

		89,690,659

Hotels & Motels (0.1%)
MGM Grand, Inc. (b) (c)	55,600	2,268,480

Insurance (7.3%)
American International Group, Inc.	303,454	17,918,959
Aspen Insurance Holdings Ltd. (c)	82,200	1,914,438

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	125,567	$6,077,443
Chubb Corp.	228,500	11,402,150
Genworth Financial, Inc.	157,050	5,471,622
Hartford Financial Services Group, Inc.	160,000	13,536,000
Lincoln National Corp.	113,300	6,394,652
Manulife Financial Corp. ADR — CA	200,658	6,374,905
MetLife, Inc.	384,507	19,690,602
MGIC Investment Corp. (c)	50,600	3,289,000
PartnerRe Ltd.	34,400	2,203,320
Principal Financial Group, Inc.	139,050	7,738,133
Prudential Financial, Inc.	185,415	14,406,746
SAFECO Corp.	107,200	6,040,720

		122,458,690

Machinery & Equipment (1.3%)
Black & Decker Corp.	54,240	4,581,110
Caterpillar, Inc.	170,810	12,721,929
Deere & Co.	54,190	4,524,323

		21,827,362

Manufacturing (3.9%)
Danaher Corp.	82,478	5,304,985
Illinois Tool Works, Inc.	105,940	5,032,150
Joy Global, Inc.	99,500	5,182,955
Nucor Corp.	103,360	5,607,280
Parker Hannifin Corp.	69,450	5,389,320
Phelps Dodge Corp.	298,360	24,513,257
Rockwell Automation, Inc.	38,690	2,786,067
Siemens AG ADR — DE (c)	52,000	4,514,640
Textron, Inc.	74,700	6,885,846

		65,216,500

Medical (1.3%)
Abbott Laboratories	248,942	10,856,361
Baxter International, Inc.	172,700	6,348,452
Fisher Scientific International, Inc. (b)	60,400	4,412,220

		21,617,033

Metals (2.3%)
Alcan, Inc. ADR — CA	237,240	11,136,046
Alcoa, Inc.	379,340	12,275,442
Cleveland-Cliffs, Inc. (c)	106,421	8,438,121
Reliance Steel & Aluminum Co.	51,307	4,255,916

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Metals (continued)
Teck Cominco Ltd., Class B (c)	39,000	$2,330,640

		38,436,165

Mining (0.9%)
Compania De Minas Buenaventur ADR — PE (c)	90,660	2,473,205
Rio Tinto PLC ADR — GB (c)	20,790	4,359,871
Southern Copper Corp. (c)	95,242	8,488,919

		15,321,995

Multimedia (2.0%)
CBS Corp., Class B	52,350	1,416,068
News Corp.	354,100	6,791,638
Time Warner, Inc.	750,466	12,983,061
Walt Disney Co. (The)	418,116	12,543,480

		33,734,247

Office Equipment & Services (0.3%)
Xerox Corp. (b)	348,000	4,840,680

Oil & Gas (8.6%)
ChevronTexaco Corp.	172,315	10,693,869
Conocophillips	234,414	15,361,149
Devon Energy Corp.	58,150	3,512,842
Duke Energy Corp.	264,600	7,771,302
ENSCO International, Inc.	40,000	1,840,800
Exxon Mobil Corp.	426,062	26,138,905
Halliburton Co.	195,200	14,485,792
Hanover Compressor Co. (b) (c)	93,400	1,754,052
Marathon Oil Corp.	63,018	5,249,399
Nabors Industries Ltd. (b)	240,980	8,142,714
National-OilWell, Inc. (b)	156,890	9,934,275
Occidental Petroleum Corp.	200,938	20,606,192
Pride International, Inc. (b)	55,000	1,717,650
Schlumberger Ltd. ADR — NL	57,866	3,767,655
Sempra Energy	94,624	4,303,500
Valero Energy	74,100	4,929,132
XTO Energy, Inc.	89,000	3,940,030

		144,149,258

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	176,650	3,868,635

Pharmaceuticals (2.9%)
Amgen, Inc. (b)	143,927	9,388,358
Gilead Sciences, Inc. (b)	107,315	6,348,755
McKesson Corp.	120,920	5,717,098

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,098,790	$25,788,601
Wyeth	42,924	1,906,255

		49,149,067

Restaurants (1.1%)
McDonald’s Corp.	531,880	17,871,168

Retail (6.2%)
Best Buy Co., Inc.	78,900	4,326,876
Circuit City Stores, Inc.	212,000	5,770,640
Coach, Inc. (b)	126,367	3,778,373
Costco Wholesale Corp.	111,000	6,341,430
CVS Corp.	221,350	6,795,445
Federated Department Stores, Inc.	336,880	12,329,808
Home Depot, Inc. (The)	628,515	22,494,551
J.C. Penney Co., Inc.	92,257	6,228,270
Kroger Co.	254,699	5,567,720
Lowe’s Cos., Inc.	84,000	5,096,280
Nordstrom, Inc.	121,800	4,445,700
Target Corp.	202,609	9,901,502
TJX Cos., Inc.	319,130	7,295,312
Wal-Mart Stores, Inc.	84,950	4,092,042

		104,463,949

Semiconductors (5.8%)
Analog Devices, Inc.	230,530	7,409,234
ASML Holdings NV ADR — NL (b)	225,400	4,557,588
Avnet, Inc. (b)	90,040	1,802,601
Freescale Semiconductor, Inc. (b)	233,250	6,857,550
Intel Corp.	716,135	13,570,758
Linear Technology Corp.	95,630	3,202,649
Marvel Technology Group Ltd. (b)	314,087	13,923,477
Maxim Integrated Products, Inc.	255,280	8,197,041
National Semiconductor Corp.	410,250	9,784,463
STMicroelectronics N.V., ADR — NL (c)	95,848	1,540,277
Taiwan Semiconductor Manufacturing Co. ADR — TW (c)	723,259	6,639,517
Texas Instruments, Inc.	641,409	19,428,278

		96,913,433

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Telecommunications (5.0%)
AT&T, Inc.	498,939	$13,915,409
Corning, Inc. (b)	498,801	12,065,996
Embarq Corp. (b)	103,567	4,245,211
Motorola, Inc.	357,160	7,196,774
Nokia Corp. ADR — FI	316,000	6,402,160
QUALCOMM, Inc.	293,667	11,767,237
Qwest Communications International, Inc. (b) (c)	386,000	3,122,740
Sprint Corp.	632,352	12,640,716
Verizon Communications	223,246	7,476,509
Vodafone Group PLC ADR — GB	234,700	4,999,110

		83,831,862

Tobacco (3.5%)
Altria Group, Inc.	496,511	36,458,802
Loews Corp. — Carolina Group	102,300	5,255,151
Reynolds American, Inc. (c)	144,122	16,617,267

		58,331,220

Transportation (4.8%)
Burlington Northern Santa Fe Corp.	251,660	19,944,056
CSX Corp.	210,960	14,860,022
Fedex Corp.	37,500	4,382,250
Norfolk Southern Corp.	325,500	17,323,110
Omega Navigation Enterprises, Inc., Class A (b) ADR — GR	296,360	4,273,511
Union Pacific Corp.	29,200	2,714,432
United Parcel Service, Inc., Class B	200,761	16,528,653

		80,026,034

Utilities (0.7%)
Edison International	149,600	5,834,400
Exelon Corp.	61,070	3,470,608
Progress Energy, Inc. (c)	52,700	2,259,249

		11,564,257

Total Common Stocks		1,629,029,766

COMMERCIAL PAPER (2.4%)
Banks (1.3%)
KBC Financial Products International Ltd., 5.33%, 07/03/06	$21,251,000	21,244,708

Shares or Principal Amount		Value

COMMERCIAL PAPER (continued)
Finance Lessors (0.6%)
PB Finance (Delaware), 5.17%, 07/13/06	$10,000,000	$9,982,833

Newspapers (0.5%)
E.W. Scripps Co. PP, 5.40%, 07/03/06 (d)	8,340,000	8,336,247

Total Commercial Paper		39,563,788

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.3%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Note 2 (Securities Lending)	89,002,539	89,002,539

Total Short-Term Securities Held as Collateral for Securities on Loan		89,002,539

Total Investments (Cost $1,729,232,976) (a) — 104.8%		1,757,596,093
Liabilities in excess of other assets — (4.8%)		(79,727,084)

NET ASSETS — 100.0%		$1,677,869,009

(a)	See Notes to Financial Statements for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of June 30, 2006.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

ADR	American Depositary Receipt

CA	Canada

CH	Switzerland

DE	Germany

FI	Finland

GB	United Kingdom

GR	Greece

NL	Netherlands

PE	Peru

SE	Sweden

TW	Taiwan

See notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $1,729,232,976)	$1,757,596,093

Cash	594
Interest and dividends receivable	1,779,759
Receivable for capital shares issued	543,446
Receivable for investments sold	37,096,254
Prepaid expenses and other assets	20,584

Total Assets	1,797,036,730

Liabilities:
Payable for investments purchased	28,492,467
Payable for capital shares redeemed	486,505
Payable for return of collateral received for securities on loan	89,002,539
Accrued expenses and other payables:
Investment advisory fees	771,411
Fund administration and transfer agent fees	112,325
Distribution fees	15,199
Administrative servicing fees	127,099
Other	160,176

Total Liabilities	119,167,721

Net Assets	$1,677,869,009

Represented by:
Capital	$1,656,411,225
Accumulated net investment income (loss)	53,996
Accumulated net realized gains (losses) from investment, futures, and foreign currency transactions	(6,959,329)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	28,363,117

Net Assets	$1,677,869,009

Net Assets:
Class I Shares	$1,435,048,430
Class II Shares	82,700,203
Class III Shares	906,348
Class IV Shares	159,214,028

Total	$1,677,869,009

Shares outstanding (unlimited number of shares authorized):
Class I Shares	118,995,059
Class II Shares	6,875,855
Class III Shares	75,055
Class IV Shares	13,204,419

Total	139,150,388

Net asset value and offering price per share:*
Class I Shares	$12.06
Class II Shares	$12.03
Class III Shares	$12.08
Class IV Shares	$12.06

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$1,038,631
Dividend income (net of foreign withholding tax of $4,198)	14,405,495
Income from securities lending	179,409

Total Income	15,623,535

Expenses:
Investment advisory fees	4,819,727
Fund administration and transfer agent fees	588,992
Distribution fees Class II Shares	60,043
Administrative servicing fees Class I Shares	1,167,921
Administrative servicing fees Class II Shares	34,805
Administrative servicing fees Class III Shares	1,215
Administrative servicing fees Class IV Shares	127,873
Custodian fees	534,217
Trustee fees	30,360
Other	192,390

Total expenses before earnings credit	7,557,543
Earnings credit (Note 6)	(527,523)

Total Expenses	7,030,020

Net Investment Income (Loss)	8,593,515

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	107,088,578
Net realized gains (losses) on futures transactions	(111,781)
Net realized gains (losses) on foreign currency transactions	(1,175)

Net realized gains (losses) on investment, futures, and foreign currency transactions	106,975,622
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(75,991,951)

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	30,983,671

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$39,577,186

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,593,515	$13,519,630
Net realized gains (losses) on investment, futures, and foreign currency transactions	106,975,622	174,294,336
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(75,991,951)	(74,179,353)

Change in net assets resulting from operations	39,577,186	113,634,613

Distributions to Class I shareholders from:
Net investment income	(7,433,454)	(12,583,552)
Distributions to Class II shareholders from:
Net investment income	(278,694)	(121,563)
Distributions to Class III shareholders from:
Net investment income	(6,448)	(9,853)
Distributions to Class IV shareholders from:
Net investment income	(820,923)	(1,466,824)

Change in net assets from shareholder distributions	(8,539,519)	(14,181,792)

Change in net assets from capital transactions	(48,218,364)	13,735,109

Change in net assets	(17,180,697)	113,187,930
Net Assets:
Beginning of period	1,695,049,706	1,581,861,776

End of period	$1,677,869,009	$1,695,049,706

Accumulated net investment income (loss)	$53,996	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,286,195	$210,751,828
Dividends reinvested	7,433,454	12,583,552
Cost of shares redeemed	(111,195,290)	(208,318,493)

	(99,475,641)	15,016,887

Class II Shares
Proceeds from shares issued	58,243,591	13,823,413
Dividends reinvested	278,694	121,563
Cost of shares redeemed	(191,373)	(1,487,343)

	58,330,912	12,457,633

Class III Shares
Proceeds from shares issued	250,652	1,089,919
Dividends reinvested	6,448	9,853
Cost of shares redeemed	(1,001,303)	(388,545)

	(744,203)	711,227

Class IV Shares
Proceeds from shares issued	1,867,218	4,785,250
Dividends reinvested	820,923	1,466,824
Cost of shares redeemed	(9,017,573)	(20,702,712)

	(6,329,432)	(14,450,638)

Change in net assets from capital transactions	$(48,218,364)	$13,735,109

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE FUND

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	351,918	18,473,713
Reinvested	616,376	1,099,304
Redeemed	(9,117,420)	(18,424,897)

	(8,149,126)	1,148,120

Class II Shares
Issued	4,791,743	1,189,729
Reinvested	23,292	10,522
Redeemed	(15,552)	(132,433)

	4,799,483	1,067,818

Class III Shares
Issued	20,579	92,064
Reinvested	530	852
Redeemed	(80,447)	(34,497)

	(59,338)	58,419

Class IV Shares
Issued	153,746	423,291
Reinvested	68,066	128,403
Redeemed	(739,490)	(1,836,077)

	(517,678)	(1,284,383)

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Nationwide Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$11.64	0.08	(1.46)	(1.38)	(0.08)	(0.29)	(0.37)	$9.89	(11.82%	)	$1,677,316	0.78%		0.77%		0.82%		0.73%		58.36%
Year Ended December 31, 2002	$9.89	0.08	(1.79)	(1.71)	(0.08)	—	(0.08)	$8.10	(17.35%	)	$1,252,686	0.83%		0.84%		0.84%		0.83%		33.25%
Year Ended December 31, 2003	$8.10	0.08	2.14	2.22	(0.05)	—	(0.05)	$10.27	27.51%		$1,459,917	0.83%		0.83%		(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	—	(0.14)	$11.13	9.75%		$1,402,753	0.83%		1.07%		(i	)	(i	)	131.43%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	—	(0.10)	$11.85	7.44%		$1,506,358	0.83%		0.88%		(i	)	(i	)	179.84%
Six Months Ended June 30, 2006 (Unaudited)	$11.85	0.06	0.21	0.27	(0.06)	—	(0.06)	$12.06	2.29%	(g)	$1,435,048	0.82%	(h)	1.02%	(h)	(i	)	(i	)	115.43%

Class II Shares
Period Ended December 31, 2002(d)	$8.68	0.04	(0.57)	(0.53)	(0.05)	—	(0.05)	$8.10	(6.14%	)(g)	$765	1.07%	(h)	1.03%	(h)	(i	)	(i	)	33.25%
Year Ended December 31, 2003	$8.10	0.05	2.15	2.20	(0.04)	—	(0.04)	$10.26	27.23%		$5,570	1.08%		0.60%		(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.26	0.08	0.89	0.97	(0.11)	—	(0.11)	$11.12	9.53%		$11,210	1.08%		0.95%		(i	)	(i	)	131.43%
Year Ended December 31, 2005	$11.12	0.07	0.71	0.78	(0.08)	—	(0.08)	$11.82	7.04%		$24,550	1.08%		0.66%		(i	)	(i	)	179.84%
Six Months Ended June 30, 2006 (Unaudited)	$11.82	0.04	0.22	0.26	(0.05)	—	(0.05)	$12.03	2.23%	(g)	$82,700	1.06%	(h)	0.82%	(h)	(i	)	(i	)	115.43%

Class III Shares
Period Ended December 31, 2002(e)	$9.78	0.05	(1.65)	(1.60)	(0.07)	—	(0.07)	$8.11	(16.38%	)(g)	$399	0.72%	(h)	1.07%	(h)	(i	)	(i	)	33.25%
Year Ended December 31, 2003	$8.11	0.09	2.13	2.22	(0.05)	—	(0.05)	$10.28	27.48%		$870	0.83%		0.83%		(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.28	0.11	0.89	1.00	(0.13)	—	(0.13)	$11.15	9.84%		$847	0.83%		1.05%		(i	)	(i	)	131.43%
Year Ended December 31, 2005	$11.15	0.09	0.73	0.82	(0.11)	—	(0.11)	$11.86	7.35%		$1,595	0.83%		0.86%		(i	)	(i	)	179.84%
Six Months Ended June 30, 2006 (Unaudited)	$11.86	0.07	0.21	0.28	(0.06)	—	(0.06)	$12.08	2.36%	(g)	$906	0.83%	(h)	0.96%	(h)	(i	)	(i	)	115.43%

Class IV Shares
Period Ended December 31, 2003(f)	$8.30	0.05	1.95	2.00	(0.03)	—	(0.03)	$10.27	24.17%	(g)	$169,690	0.83%	(h)	0.85%	(h)	(i	)	(i	)	129.01%
Year Ended December 31, 2004	$10.27	0.12	0.88	1.00	(0.14)	—	(0.14)	$11.13	9.75%		$167,051	0.83%		1.06%		(i	)	(i	)	131.43%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	—	(0.10)	$11.85	7.44%		$162,547	0.83%		0.86%		(i	)	(i	)	179.84%
Six Months Ended June 30, 2006 (Unaudited)	$11.85	0.06	0.21	0.27	(0.06)	—	(0.06)	$12.06	2.29%	(g)	$159,214	0.82%	(h)	1.02%	(h)	(i	)	(i	)	115.43%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from July 11, 2002 (commencement of operations) through December 31, 2002.

(e)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(g)	Not annualized.

(h)	Annualized.

(i)	There were no fee reductions during the period.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Nationwide Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$10,900,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	8,959,158	5.29%	07/21/06
Funding Agreement — GIC	GE Life and Annuity	2,000,000	5.28%	07/14/06
Master Note — Floating	CDC Financial Product Inc.	25,000,000	5.41%	07/03/06
Master Note — Floating	Citigroup Global Markets Inc.	25,000,000	5.38%	07/03/06
Medium Term Note — Floating	Alliance and Leister PLC	2,500,000	5.13%	07/10/06
Medium Term Note — Floating	General Electric Capital Corp.	1,000,057	5.27%	09/08/06
Medium Term Note — Floating	Tango Finance Corp.	1,999,414	5.39%	07/03/06
Medium Term Note — Floating	West Corp Federal Credit Union	1,000,000	5.19%	07/14/06
Repurchase Agreement	Bank of America Securities LLC	10,643,910	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$87,184,228	$89,002,539

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$1,748,758,674	$89,136,625	$(80,299,206)	$8,837,419

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $250 million	0.60%
On the next $750 million	0.575%
On the next $1 billion	0.55%
On the next $3 billion	0.525%
On $5 billion or more	0.50%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% on Class IV shares of the Fund.

As of June 30, 2006, Nationwide Financial Services received $1,272,046 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $626.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $1,924,889,318 and sales of $1,989,749,903.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

16

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following such review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that the Fund has outperformed its benchmark, the S&P 500 Index for the one-, three-, and five-year periods ended September 30, 2005, and ranked in the top quartile of the Lipper Large-Cap Core Funds category for these periods. Moreover, the Board noted that the Fund outperformed the median of its Lipper category by 376 basis points over the twelve month period ended September 30, 2005.

Next, the Board reviewed and considered the Fund’s contractual advisory fee and breakpoints, and noted that the contractual advisory fee placed the Fund in the third quintile of its Lipper-constructed Expense Group. The Board also considered the Fund’s total expenses and noted that the Fund placed in the second quintile of the Fund’s Expense Group. The Board also noted that the adviser manages institutional accounts in a similar manner to the Fund and determined that while the Fund’s management fee was higher, this was understandable given the more-extensive regulations and regulatory restrictions to which mutual funds are subject. Finally, the Board reviewed the adviser’s profitability and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

Gartmore GVIT Growth Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

6	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GGR (8/06)

Shareholder Expense Example	Gartmore GVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Growth Fund
Class I	Actual	$1,000.00	$969.40	$4.20	0.86%
	Hypothetical[1]	$1,000.00	$1,020.54	$4.32	0.86%
Class IV	Actual	$1,000.00	$969.40	$4.20	0.86%
	Hypothetical[1]	$1,000.00	$1,020.54	$4.32	0.86%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Growth Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	99.3%
Commercial Paper	1.9%
Other Investments*	10.3%
Liabilities in excess of other assets**	-11.5%

100.0%

Top Holdings
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.8%
PepsiCo, Inc.	2.1%
Google, Inc.	2.1%
Genentech, Inc.	2.0%
Emerson Electric Co.	2.0%
Target Corp.	2.0%
Boeing Co.	2.0%
KBC Financial Products International, 5.33%, 07/03/06	1.9%
Gilead Sciences, Inc.	1.9%
Other Assets	78.3%

100.0%

Top Industries
Computer Software & Services	16.0%
Retail	10.1%
Drugs	9.4%
Healthcare	9.0%
Financial Services	6.9%
Manufacturing	5.5%
Semiconductors	5.1%
Telecommunications	5.1%
Hotels & Casinos	5.1%
Electronics	5.0%
Other Assets	22.8%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (99.3%)
Aerospace & Defense (2.0%)
Boeing Co.	49,600	$4,062,736

Agriculture (1.3%)
Archer-Daniels-Midland Co.	39,880	1,646,247
Monsanto Co.	12,980	1,092,786

		2,739,033

Chemicals (1.5%)
Praxair, Inc.	58,940	3,182,760

Computer Software & Services (16.0%)
Apple Computer, Inc. (b)	36,910	2,108,299
Bea Systems, Inc. (b)	138,650	1,814,929
Cisco Systems, Inc. (b)	298,410	5,827,946
Citrix Systems, Inc. (b)	50,350	2,021,049
Cognizant Technology Solutions Corp. (b)	24,450	1,647,197
EMC Corp. (b)	89,860	985,764
F5 Networks, Inc. (b) (c)	37,430	2,001,756
First Data Corp.	39,140	1,762,866
Google, Inc. (b)	10,520	4,411,351
Hyperion Solutions Corp. (b)	55,970	1,544,772
Informatica Corp. (b)	38,700	509,292
Microsoft Corp.	154,650	3,603,345
Oracle Corp. (b)	211,050	3,058,115
Red Hat, Inc. (b) (c)	90,380	2,114,892

		33,411,573

Construction Materials (1.0%)
Vulcan Materials Co.	26,760	2,087,280

Consumer Products (1.8%)
Colgate-Palmolive Co.	61,600	3,689,840

Drugs (9.4%)
Adams Respiratory Therapeutics, Inc. (b) (c)	33,900	1,512,618
Genentech, Inc. (b)	51,900	4,245,420
Genzyme Corp. (b)	23,400	1,428,570
Gilead Sciences, Inc. (b)	65,630	3,882,671
PDL Biopharma, Inc. (b)	40,300	741,923
Pharmaceutical Product Development, Inc. (c)	35,920	1,261,510
Schering-Plough Corp.	109,160	2,077,315
Shire Pharmaceuticals Group PLC ADR — UK (c)	32,200	1,424,206
Wyeth	69,730	3,096,709

		19,670,942

	Shares	Value

COMMON STOCKS (continued)
Electronics (5.0%)
Emerson Electric Co.	49,400	$4,140,214
Harman International Industries, Inc.	12,600	1,075,662
Mettler Toledo International, Inc. (b)	25,700	1,556,649
Rockwell Collins, Inc.	63,600	3,553,332

		10,325,857

Environmental Services (0.9%)
Republic Services, Inc.	44,230	1,784,238

Financial Services (6.9%)
AmeriCredit Corp. (b)	64,400	1,798,048
Capital One Financial Corp.	23,870	2,039,692
Chicago Mercantile Exchange	3,470	1,704,291
GFI Group, Inc. (b)	24,760	1,335,802
Goldman Sachs Group, Inc.	16,310	2,453,513
Hewitt Associates, Inc. (b)	1	22
SLM Corp.	29,750	1,574,370
State Street Corp.	31,660	1,839,129
T. Rowe Price Group, Inc.	40,360	1,526,012

		14,270,879

Food & Beverage (2.1%)
PepsiCo, Inc.	74,060	4,446,562

Healthcare (9.0%)
Amgen, Inc. (b)	34,390	2,243,260
Baxter International, Inc.	54,800	2,014,448
Covance, Inc. (b) (c)	33,910	2,075,970
Johnson & Johnson	100,990	6,051,321
Manor Care, Inc. (c)	31,440	1,475,165
Medcohealth Solutions, Inc. (b)	32,890	1,883,939
UnitedHealth Group, Inc.	63,910	2,861,890

		18,605,993

Hotels & Casinos (5.1%)
Hilton Hotels Corp.	66,300	1,874,964
Penn National Gaming, Inc. (b)	64,400	2,497,432
Starwood Hotels & Resorts Worldwide	45,150	2,724,351
Station Casinos, Inc. (c)	30,020	2,043,762
WMS Industries, Inc. (b)	49,200	1,347,588

		10,488,097

Insurance (0.5%)
Progressive Corp.	39,150	1,006,547

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares	Value

COMMON STOCKS (continued)
Manufacturing (5.5%)
Caterpillar, Inc.	12,240	$911,635
Danaher Corp.	21,670	1,393,814
General Electric Co.	109,090	3,595,606
Textron, Inc.	9,570	882,163
Thermo Electron Corp. (b)	40,970	1,484,753
WESCO International, Inc. (b) (c)	28,800	1,987,200
Williams Scotsman International Inc. (b)	48,490	1,059,022

		11,314,193

Medical Products (1.3%)
Invitrogen Corp. (b) (c)	19,920	1,316,114
Medtronic, Inc.	30,700	1,440,444

		2,756,558

Multimedia (2.8%)
Activision, Inc. (b) (c)	89,950	1,023,631
Satyam Computer Services Ltd. ADR - IN (c)	47,150	1,562,551
THQ, Inc. (b)	47,550	1,027,080
Yahoo!, Inc. (b)	65,000	2,145,000

		5,758,262

Oil & Gas (4.5%)
Denbury Resources, Inc. (b) (c)	64,960	2,057,283
Exxon Mobil Corp.	23,250	1,426,388
Halliburton Co.	28,840	2,140,216
Tesoro Petroleum Corp.	14,350	1,067,066
Transocean, Inc. (b)	17,360	1,394,355
Weatherford International Ltd. (b)	24,150	1,198,323

		9,283,631

Railroads (0.5%)
Norfolk Southern Corp.	19,850	1,056,417

Retail (10.1%)
Abercrombie & Fitch Co.	37,040	2,053,127
Best Buy Co., Inc.	25,030	1,372,645
Coach, Inc. (b)	101,270	3,027,973
CVS Corp.	103,410	3,174,687
eBay, Inc. (b)	98,150	2,874,814
Kohl’s Corp. (b)	27,210	1,608,655
Lowe’s Cos., Inc.	48,700	2,954,629
Target Corp.	83,600	4,085,532

		21,152,062

	Shares	Value

COMMON STOCKS (continued)
Semiconductors (5.1%)
Cymer, Inc. (b) (c)	33,240	$1,544,330
Freescale Semiconductor, Inc. (b)	55,760	1,639,344
Marvel Technology Group Ltd. (b)	45,450	2,014,799
National Semiconductor Corp.	67,110	1,600,574
Sirf Technology Holdings, Inc. (b) (c)	50,860	1,638,709
Texas Instruments, Inc.	67,990	2,059,417

		10,497,173

Telecommunications (5.1%)
Amdocs Ltd. ADR — GG (b)	42,740	1,564,284
Comverse Technology, Inc. (b)	102,850	2,033,345
Corning, Inc. (b)	92,740	2,243,380
NeuStar, Inc., Class A (b) (c)	48,590	1,639,913
Qualcomm, Inc.	49,460	1,981,862
Tellabs, Inc. (b)	77,320	1,029,129

		10,491,913

Transportation Services (1.9%)
C.H. Robinson Worldwide, Inc.	29,250	1,559,025
United Parcel Service, Inc.	28,000	2,305,240

		3,864,265

Total Common Stocks		205,946,811

COMMERCIAL PAPER (1.9%)
Financial Services (1.9%)
KBC Financial Products International, 5.33%, 07/03/06	$4,032,000	4,030,806

Total Commercial Paper		4,030,806

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (10.3%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Note 2 (Securities Lending)	21,373,696	21,373,696
Total Short-Term Securities Held as Collateral for Securities on Loan		21,373,696

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Value
Total Investments (Cost $230,477,223) (a) — 111.5%	231,351,313
Liabilities in excess of other assets — (11.5%)	(23,762,555)

NET ASSETS — 100.0%	$207,588,758

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of June 30, 2006.

ADR	American Depositary Receipt

GG	Guernsey

IN	India

UK	United Kingdom

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $230,477,223)	$231,351,313
Cash	232
Interest and dividends receivable	104,164
Receivable for capital shares issued	101,249
Receivable for investments sold	10,802,356
Prepaid expenses and other assets	2,728

Total Assets	242,362,042

Liabilities:
Payable for investments purchased	13,135,456
Payable for capital shares redeemed	110,284
Payable for return of collateral received for securities on loan	21,373,696
Accrued expenses and other payables:
Investment advisory fees	102,075
Fund administration and transfer agent fees	14,213
Administrative servicing fees	19,386
Other	18,174

Total Liabilities	34,773,284

Net Assets	$207,588,758

Represented by:
Capital	$507,566,629
Accumulated net investment income (loss)	(59,706)
Accumulated net realized gains (losses) from investment transactions	(300,792,255)
Net unrealized appreciation (depreciation) on investments	874,090

Net Assets	$207,588,758

Net Assets:
Class I Shares	$174,841,676
Class IV Shares	32,747,082

Total	$207,588,758

Shares outstanding (unlimited number of shares authorized):
Class I Shares	15,753,323
Class IV Shares	2,951,095

Total	18,704,418

Net asset value and offering price per share:*
Class I Shares	$11.10
Class IV Shares	$11.10

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$20,119
Dividend income	842,298
Income from securities lending	41,862

Total Income	904,279

Expenses:
Investment advisory fees	673,607
Fund administration and transfer agent fees	79,495
Administrative servicing fees Class I Shares	150,689
Administrative servicing fees Class IV Shares	27,640
Trustee fees	3,984
Other	29,719

Total expenses before earnings credit	965,134
Earnings credit (Note 5)	(1,149)

Total Expenses	963,985

Net Investment Income (Loss)	(59,706)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses)	3,655,686
Net change in unrealized appreciation/depreciation on investments	(9,784,523)

Net realized/unrealized gains (losses) on investments	(6,128,837)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,188,543)

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(59,706)	$131,009
Net realized gains (losses) on investment transactions	3,655,686	24,988,046
Net change in unrealized appreciation/depreciation on investments	(9,784,523)	(10,295,991)

Change in net assets resulting from operations	(6,188,543)	14,823,064

Distributions to Class I shareholders from:
Net investment income	—	(169,795)
Distributions to Class IV shareholders from:
Net investment income	—	(30,322)

Change in net assets from shareholder distributions	—	(200,117)

Change in net assets from capital transactions	(21,877,282)	(41,336,100)

Change in net assets	(28,065,825)	(26,713,153)
Net Assets:
Beginning of period	235,654,583	262,367,736

End of period	$207,588,758	$235,654,583

Accumulated net investment income (loss)	$(59,706)	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,679,967	$6,011,991
Dividends reinvested	—	169,795
Cost of shares redeemed	(21,084,459)	(43,429,477)

	(19,404,492)	(37,247,691)

Class IV Shares
Proceeds from shares issued	990,164	2,705,314
Dividends reinvested	—	30,322
Cost of shares redeemed	(3,462,954)	(6,824,045)

	(2,472,790)	(4,088,409)

Change in net assets from capital transactions	$(21,877,282)	$(41,336,100)

SHARE TRANSACTIONS:
Class I Shares
Issued	144,446	559,238
Reinvested	—	15,946
Redeemed	(1,811,069)	(3,995,849)

	(1,666,623)	(3,420,665)

Class IV Shares
Issued	86,050	249,161
Reinvested	—	2,847
Redeemed	(298,075)	(626,407)

	(212,025)	(374,399)

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Growth Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$14.68	(0.01)	(4.12)	(4.13)	—	—	$10.55	(28.13%	)	$352,147	0.80%		(0.10%	)	0.85%		(0.15%	)	227.28%
Year Ended December 31, 2002	$10.55	—	(3.03)	(3.03)	—	—	$7.52	(28.72%	)	$201,689	0.85%		(0.03%	)	0.85%		(0.03%	)	231.69%
Year Ended December 31, 2003	$7.52	0.01	2.45	2.46	(e)	—	$9.98	32.74%		$244,671	0.84%		0.09%		(h	)	(h	)	293.58%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	(0.03)	$10.76	8.16%		$224,301	0.85%		0.26%		(h	)	(h	)	282.41%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%		$199,446	0.87%		0.05%		(h	)	(h	)	275.31%
Six Months Ended June 30, 2006 (Unaudited)	$11.45	—	(0.35)	(0.35)	—	—	$11.10	(3.06%	)(f)	$174,842	0.86%	(g)	(0.05%	)(g)	(h	)	(h	)	130.58%

Class IV Shares
Period Ended December 31, 2003(d)	$7.90	—	2.08	2.08	(e)	—	$9.98	26.37%	(f)	$34,090	0.84%	(g)	0.10%	(g)	(h	)	(h	)	293.58%
Year Ended December 31, 2004	$9.98	0.02	0.79	0.81	(0.03)	(0.03)	$10.76	8.16%		$38,067	0.85%		0.27%		(h	)	(h	)	282.41%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%		$36,209	0.87%		0.05%		(h	)	(h	)	275.31%
Six Months Ended June 30, 2006 (Unaudited)	$11.45	—	(0.35)	(0.35)	—	—	$11.10	(3.06%	)(f)	$32,747	0.86%	(g)	(0.05%	)(g)	(h	)	(h	)	130.58%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(e)	The amount is less than $0.005 per share.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

“Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Commercial Paper	Aegis Finance LLC	$995,462	5.29%	07/21/06
Master Note — Floating	CDC Financial Product Inc.	6,500,000	5.41%	07/03/06
Master Note — Floating	Citigroup Global Markets Inc.	2,000,000	5.38%	07/03/06
Medium Term Note — Floating	General Electric Capital Corp.	1,000,057	5.27%	09/08/06
Medium Term Note — Floating	Tango Finance Corp.	999,707	5.39%	07/03/06
Repurchase Agreement	Bank of America Securities LLC	9,878,470	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value of loan:

Value of Loaned Securities	Value of Collateral
$21,237,608	$21,373,696

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$233,752,228	$9,447,009	$(11,847,924)	$(2,400,915)

*	The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $250 million	0.600%
Next $750 million	0.575%
Next $1 billion	0.550%
Next $3 billion	0.525%
$5 billion or more	0.500%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund and 0.20% on Class IV shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $168,253 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $293,204,899 and sales of $314,748,517.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

14

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following such review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that, for the one- and three-year periods, the Fund outperformed its benchmark, the Russell 1000 Growth Index, by 275 and 130 basis points, respectively, and ranked in the second quartile of the Fund’s Lipper Large-Cap Growth Funds category for both periods. The Board also considered, however, that for the five-year period, the Fund under-performed its benchmark by 213 basis points and ranked in the fourth quartile of the Fund’s Lipper category. The Board then discussed the distribution of the Fund. Management discussed the challenges it has faced in marketing the Fund, given the five-year performance record, and the fact that growth style investing was not in favor over the last few years.

The Board next considered the contractual advisory fee and breakpoints for the Fund and noted that the contractual advisory fee placed the Fund in the second quintile of the Fund’s Lipper-constructed Expense Group and noted that the Fund’s total expense ratio placed the Fund below the median for the Fund’s Expense Group. The Board then reviewed the adviser’s profitability for the twelve month period ended September 30, 2005 and concluded that the adviser’s profitability during the period was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

15

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20

Gartmore GVIT Government Bond Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

5	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GGB (8/06)

Shareholder

Expense Example	Gartmore GVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Government Bond Fund
Class I	Actual	$1,000.00	$993.70	$3.61	0.73%
	Hypothetical[1]	$1,000.00	$1,021.18	$3.66	0.73%
Class II	Actual	$1,000.00	$992.50	$4.84	0.98%
	Hypothetical[1]	$1,000.00	$1,019.94	$4.92	0.98%
Class III	Actual	$1,000.00	$993.80	$3.56	0.72%
	Hypothetical[1]	$1,000.00	$1,021.23	$3.61	0.72%
Class IV	Actual	$1,000.00	$993.70	$3.61	0.73%
	Hypothetical[1]	$1,000.00	$1,021.18	$3.66	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Government Bond Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
U.S. Government Sponsored & Agency Obligations	44.2%
Mortgage-Backed Securities	35.0%
U.S. Treasury Obligations	12.5%
Cash Equivalents	7.6%
Other Investments*	6.1%
Liabilities in excess of other assets**	-5.4%

100.0%

Top Holdings***
U.S. Treasury Bonds, 8.13%, 08/15/19	4.6%
Federal Home Loan Mortgage Corp., 5.75%, 05/23/11	4.5%
U.S. Treasury Bonds, 8.50%, 02/15/20	4.5%
Federal Home Loan Bank, 4.00%, 01/23/07	4.5%
AID - Israel, 5.50%, 12/04/23	3.6%
Federal Home Loan Mortgage Corp., 5.50%, 05/15/25	3.4%
Federal National Mortgage Association, 4.91%, 07/01/35	3.1%
Federal Home Loan Mortgage Corp., 5.16%, 06/01/35	2.9%
Federal National Mortgage Association, 3.55%, 01/12/07	2.8%
Federal Home Loan Mortgage Corp., 5.50%, 11/10/08	2.3%
Other Assets	63.8%

100.0%

Top Industries
Federal National Mortgage Association	30.0%
Federal Home Loan Mortgage Corp.	26.8%
U.S. Treasury Obligations	12.5%
Agency For International Development	7.4%
Federal Home Loan Bank	6.7%
Overseas Private Investment Corp.	3.2%
Federal Farm Credit Bank	3.2%
Veterans Administration	1.0%
Housing and Urban Development	0.8%
Government National Mortgage Association	0.1%
Other Assets	8.3%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares or Principal Amount	Value

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (44.2%)
Agency For International Development (7.4%)
AID–Israel, 5.50%, 09/18/23	$3,000,000	$2,977,008
AID–Israel, 5.50%, 12/04/23	40,500,000	40,188,798
AID–Israel, 5.50%, 04/26/24	20,000,000	19,843,600
AID–Israel, 5.13%, 11/01/24	6,000,000	5,696,034
Government Backed Trust T–1, 5.41%, 05/15/07	10,000,000	9,549,650
Government Loan Trust, 5.57%, 04/01/15	6,072,000	3,778,958

		82,034,048

Federal Farm Credit Bank (3.2%)
5.00%, 03/03/14	12,146,000	11,778,778
4.55%, 03/04/15	25,475,000	23,782,874

		35,561,652

Federal Home Loan Bank (6.7%)
4.00%, 01/23/07 (b)	50,000,000	49,574,999
2.63%, 02/16/07	17,460,000	17,151,168
5.91%, 04/07/09	6,860,000	6,951,554

		73,677,721

Federal Home Loan Mortgage Corporation (12.9%)
6.70%, 01/09/07	5,000,000	5,028,415
5.50%, 04/01/07	679,274	678,221
4.26%, 07/19/07	20,000,000	19,745,900
5.50%, 11/10/08	25,000,000	24,942,750
5.75%, 05/23/11	50,000,000	49,820,199
4.80%, 12/18/13	8,350,000	7,984,654
5.16%, 06/01/35 (c)	32,460,254	32,480,501

		140,680,640

Federal National Mortgage Association (10.0%)
3.25%, 12/01/06	18,465,000	18,301,345
3.55%, 01/12/07	30,970,000	30,650,328
3.25%, 03/29/07	17,975,000	17,678,628
4.50%, 04/01/10	13,291,818	12,947,627
8.20%, 03/10/16	10,000,000	11,976,420
6.68%, 05/01/16	3,871,231	3,973,788
5.26%, 12/29/17	15,000,000	14,172,765

		109,700,901

Housing & Urban Development (0.8%)
7.08%, 08/01/16	9,000,000	9,080,793

	Shares or Principal Amount	Value

U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (continued)
Overseas Private Investment Corp. (3.2%)
4.09%, 12/16/06	$34,112,991	$35,639,890

Total U.S. Government Sponsored & Agency Obligations		486,375,645

MORTGAGE-BACKED SECURITIES (35.0%)
Federal Home Loan Mortgage Corporation (13.9%)
8.00%, 11/01/08	5,656	5,690
5.50%, 09/15/10	4,401,191	4,382,080
5.25%, 11/10/10	25,000,000	24,699,175
5.50%, 08/15/13	6,488,277	6,442,287
8.00%, 03/01/17	1,726	1,806
5.50%, 10/15/17	15,000,000	14,887,086
5.50%, 10/15/17	18,750,000	18,479,666
5.50%, 01/15/20	8,000,000	7,897,137
7.50%, 03/01/21	128,684	133,576
6.00%, 09/15/21	490,878	489,953
5.00%, 07/15/24	7,500,000	6,901,394
4.50%, 12/15/24	18,605,000	16,583,130
5.50%, 05/15/25	38,770,000	37,229,439
6.50%, 03/15/31	1,232,260	1,249,822
6.50%, 05/01/31	47,119	47,578
6.50%, 06/01/31	10,708	10,812
6.50%, 11/01/31	43,752	44,178
5.50%, 05/15/34	13,838,045	13,663,004

		153,147,813

Federal National Mortgage Association (20.0%)
7.28%, 09/01/07	1,354,824	1,358,421
6.28%, 05/01/08	13,308,051	13,346,426
6.50%, 07/25/08	1,408,130	1,411,584
6.00%, 08/01/08	379,048	378,508
5.70%, 01/01/09	4,522,526	4,502,115
6.00%, 03/25/09	984,683	984,321
5.00%, 09/01/09	1,642,046	1,607,448
7.41%, 04/01/10	14,172,193	15,044,822
5.50%, 09/25/11	6,215,000	6,190,315
6.62%, 06/01/16	10,823,975	11,421,274
6.00%, 09/01/17	226,406	227,271
10.50%, 11/01/17	36,550	37,852
5.50%, 12/01/17	1,924,784	1,892,928
8.00%, 03/01/22	31,710	33,434
8.00%, 06/01/23	56,415	59,532
5.00%, 07/25/23	6,000,000	5,499,092
7.00%, 08/25/23	5,723,240	5,885,110
5.00%, 02/25/24	2,083,293	2,065,148

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.50%, 04/25/24	$12,486,462	$12,104,333
7.50%, 03/01/26	24,790	25,885
8.50%, 04/01/28	114,571	122,590
7.00%, 09/01/28	130,923	134,261
7.00%, 12/01/28	16,863	17,382
7.00%, 02/01/30	50,351	51,621
6.43%, 02/17/30	1,079,065	1,083,769
7.00%, 02/01/31	47,520	48,714
7.00%, 08/01/31	129,749	132,942
6.50%, 07/01/32	75,238	75,902
7.00%, 07/01/32	69,524	71,224
3.50%, 11/25/32	3,087,560	2,789,846
5.02%, 09/01/34 (c)	19,440,705	18,992,182
4.71%, 04/01/35	9,679,038	9,287,846
4.74%, 04/01/35 (c)	17,989,307	17,358,840
4.84%, 05/01/35	16,791,872	16,257,745
4.90%, 05/01/35	19,762,638	19,143,202
5.27%, 05/01/35	16,681,572	16,307,588
4.91%, 07/01/35 (c)	35,696,355	34,593,895

		220,545,368

Government National Mortgage Association (0.1%)
7.00%, 04/15/09	28,967	29,441
7.50%, 06/15/23	100,867	105,465
7.50%, 09/15/23	100,897	105,497
7.50%, 11/15/30	10,707	11,193
7.00%, 07/15/31	32,663	33,700
7.00%, 03/15/32	61,416	63,356
7.00%, 04/15/32	96,042	99,075
7.00%, 02/15/33	131,806	135,996

		583,723

Veterans Administration (1.0%)
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	11,165,293	11,385,149

Total Mortgage-Backed Securities		385,662,053

	Shares or Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
U.S. TREASURY OBLIGATIONS (12.5%)
1.88%, 07/15/15 (b)	$20,000,000	$19,659,386
8.88%, 02/15/19 (b)	10,000,000	13,287,500
8.13%, 08/15/19 (b)	40,000,000	50,640,639
8.50%, 02/15/20 (b)	38,000,000	49,696,856
3.88%, 04/15/29 (b)	2,830,000	4,292,084

Total U.S. Treasury Obligations		137,576,465

CASH EQUIVALENTS (7.6%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $84,057,228)	84,021,525	84,021,525

Total Cash Equivalents		84,021,525

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.1%)
Pool of short-term securities for Gartmore Variable Insurance Mutual Funds — note 2 (Securities Lending)	67,379,081	67,379,081
Total Short-Term Securities Held as Collateral for Securities on Loan		67,379,081

Total Investments (Cost $1,178,704,453) (a) — 105.4%		1,161,014,769
Liabilities in excess of other assets — (5.4%)		(59,325,294)

NET ASSETS — 100.0%		$1,101,689,475

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	All or part of security was on loan as of June 30, 2006.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $1,094,682,928)	$1,076,993,244
Repurchase agreements, at cost and value	84,021,525

Total Investments	1,161,014,769

Interest and dividends receivable	9,762,729
Receivable for capital shares issued	653,681
Prepaid expenses and other assets	13,510

Total Assets	1,171,444,689

Liabilities:
Payable to custodian	606,627
Payable for capital shares redeemed	1,038,838
Payable for return of collateral received for securities on loan	67,379,081
Accrued expenses and other payables:
Investment advisory fees	435,200
Fund administration and transfer agent fees	79,015
Distribution fees	3,051
Administrative servicing fees	97,390
Other	116,012

Total Liabilities	69,755,214

Net Assets	$1,101,689,475

Represented by:
Capital	$1,129,382,069
Accumulated net investment income (loss)	1,087,931
Accumulated net realized gains (losses) from investment transactions	(11,090,841)
Net unrealized appreciation (depreciation) on investments	(17,689,684)

Net Assets	$1,101,689,475

Net Assets:
Class I Shares	$1,039,110,169
Class II Shares	14,746,228
Class III Shares	11,581,676
Class IV Shares	36,251,402

Total	$1,101,689,475

Shares outstanding (unlimited number of shares authorized):
Class I Shares	93,141,855
Class II Shares	1,325,447
Class III Shares	1,037,972
Class IV Shares	3,249,960

Total	98,755,234

Net asset value and offering price per share:*
Class I Shares	$11.16
Class II Shares	$11.13
Class III Shares	$11.16
Class IV Shares	$11.15

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$26,132,570
Income from securities lending	35,825

Total Income	26,168,395

Expenses:
Investment advisory fees	2,677,486
Fund administration and transfer agent fees	395,340
Distribution fees Class II Shares	18,842
Administrative servicing fees Class I Shares	834,647
Administrative servicing fees Class II Shares	11,891
Administrative servicing fees Class III Shares	8,356
Administrative servicing fees Class IV Shares	29,609
Trustee fees	19,546
Other	153,808

Total expenses before earnings credit	4,149,525
Earnings credit (Note 6)	(23,628)

Total Expenses	4,125,897

Net Investment Income (Loss)	22,042,498

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses)	(8,742,644)
Net change in unrealized appreciation/depreciation on investments	(20,657,637)

Net realized/unrealized gains (losses) on investments	(29,400,281)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,357,783)

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$22,042,498	$44,678,951
Net realized gains (losses) on investment transactions	(8,742,644)	7,045,144
Net change in unrealized appreciation/depreciation on investments	(20,657,637)	(13,152,094)

Change in net assets resulting from operations	(7,357,783)	38,572,001

Distributions to Class I shareholders from:
Net investment income	(20,080,904)	(42,605,415)
Net realized gains on investments	(8,191,701)	(2,077,780)
Distributions to Class II shareholders from:
Net investment income	(267,495)	(567,945)
Net realized gains on investments	(116,493)	(30,292)
Distributions to Class III shareholders from:
Net investment income	(221,944)	(383,605)
Net realized gains on investments	(91,621)	(17,636)
Distributions to Class IV shareholders from:
Net investment income	(706,616)	(1,484,028)
Net realized gains on investments	(286,189)	(73,151)

Change in net assets from shareholder distributions	(29,962,963)	(47,239,852)

Change in net assets from capital transactions	(44,135,248)	(96,317,789)

Change in net assets	(81,455,994)	(104,985,640)
Net Assets:
Beginning of period	1,183,145,469	1,288,131,109

End of period	$1,101,689,475	$1,183,145,469

Accumulated net investment income (loss)	$1,087,931	$322,392

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$61,273,641	$100,837,878
Dividends reinvested	28,272,478	44,683,195
Cost of shares redeemed	(132,757,056)	(242,466,598)

	(43,210,937)	(96,945,525)

Class II Shares
Proceeds from shares issued	292,346	557,535
Dividends reinvested	383,986	598,237
Cost of shares redeemed	(1,195,085)	(2,927,125)

	(518,753)	(1,771,353)

Class III Shares
Proceeds from shares issued	3,697,337	10,805,193
Dividends reinvested	313,563	401,240
Cost of shares redeemed	(2,642,244)	(7,331,746)

	1,368,656	3,874,687

Class IV Shares
Proceeds from shares issued	1,773,195	3,788,415
Dividends reinvested	992,801	1,557,179
Cost of shares redeemed	(4,540,210)	(6,821,192)

	(1,774,214)	(1,475,598)

Change in net assets from capital transactions	$(44,135,248)	$(96,317,789)

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GOVERNMENT BOND FUND

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	5,373,210	8,647,290
Reinvested	2,523,339	3,849,635
Redeemed	(11,620,862)	(20,823,734)

	(3,724,313)	(8,326,809)

Class II Shares
Issued	25,729	48,179
Reinvested	34,369	51,678
Redeemed	(104,745)	(251,626)

	(44,647)	(151,769)

Class III Shares
Issued	322,585	925,545
Reinvested	27,973	34,552
Redeemed	(231,597)	(630,519)

	118,961	329,578

Class IV Shares
Issued	154,947	325,126
Reinvested	88,625	134,177
Redeemed	(397,554)	(585,120)

	(153,982)	(125,817)

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Government Bond Fund

		Investment Activities			Distributions:						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$11.44	0.58	0.24	0.82	(0.58)	(0.02)	(0.60)	$11.66	7.25%		$1,301,828	0.66%		5.21%		0.73%		5.14%		55.80%
Year Ended December 31, 2002	$11.66	0.53	0.72	1.25	(0.53)	(0.10)	(0.63)	$12.28	10.98%		$1,982,676	0.73%		4.53%		0.73%		4.53%		49.00%
Year Ended December 31, 2003(d)	$12.28	0.50	(0.25)	0.25	(0.38)	(0.02)	(0.40)	$12.13	2.00%		$1,488,089	0.73%		4.12%		(j	)	(j	)	40.46%
Year Ended December 31, 2004	$12.13	0.47	(0.08)	0.39	(0.66)	(0.24)	(0.90)	$11.62	3.26%		$1,222,615	0.73%		3.75%		(j	)	(j	)	69.37%
Year Ended December 31, 2005	$11.62	0.43	(0.06)	0.37	(0.43)	(0.02)	(0.45)	$11.54	3.26%		$1,117,512	0.73%		3.65%		(j	)	(j	)	87.79%
Six Months Ended June 30, 2006 (Unaudited)	$11.54	0.23	(0.30)	(0.07)	(0.22)	(0.09)	(0.31)	$11.16	(0.63%	)(h)	$1,039,110	0.73%	(i)	3.94%	(i)	(j	)	(j	)	53.33%

Class II Shares
Period Ended December 31, 2002(e)	$11.88	0.18	0.55	0.73	(0.26)	(0.09)	(0.35)	$12.26	6.16%	(h)	$10,111	0.97%	(i)	3.93%	(i)	(j	)	(j	)	49.00%
Year Ended December 31, 2003(d)	$12.26	0.47	(0.25)	0.22	(0.36)	(0.02)	(0.38)	$12.10	1.77%		$20,998	0.98%		3.85%		(j	)	(j	)	40.46%
Year Ended December 31, 2004	$12.10	0.44	(0.08)	0.36	(0.63)	(0.24)	(0.87)	$11.59	3.01%		$17,643	0.98%		3.50%		(j	)	(j	)	69.37%
Year Ended December 31, 2005	$11.59	0.40	(0.06)	0.34	(0.40)	(0.02)	(0.42)	$11.51	3.01%		$15,765	0.98%		3.40%		(j	)	(j	)	87.79%
Six Months Ended June 30, 2006 (Unaudited)	$11.51	0.21	(0.30)	(0.09)	(0.20)	(0.09)	(0.29)	$11.13	(0.75%	)(h)	$14,746	0.98%	(i)	3.69%	(i)	(j	)	(j	)	53.33%

Class III Shares
Period Ended December 31, 2002(f)	$11.75	0.36	0.67	1.03	(0.41)	(0.10)	(0.51)	$12.27	8.84%	(h)	$7,625	0.73%	(i)	4.12%	(i)	(j	)	(j	)	49.00%
Year Ended December 31, 2003(d)	$12.27	0.50	(0.24)	0.26	(0.37)	(0.02)	(0.39)	$12.14	2.11%		$4,369	0.73%		4.10%		(j	)	(j	)	40.46%
Year Ended December 31, 2004(d)	$12.14	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	$11.63	3.27%		$6,854	0.73%		3.72%		(j	)	(j	)	69.37%
Year Ended December 31, 2005	$11.63	0.40	(0.04)	0.36	(0.43)	(0.02)	(0.45)	$11.54	3.18%		$10,604	0.73%		3.66%		(j	)	(j	)	87.79%
Six Months Ended June 30, 2006 (Unaudited)	$11.54	0.22	(0.29)	(0.07)	(0.22)	(0.09)	(0.31)	$11.16	(0.62%	)(h)	$11,582	0.72%	(i)	3.95%	(i)	(j	)	(j	)	53.33%

Class IV Shares
Period Ended December 31, 2003(g)	$12.29	0.34	(0.24)	0.10	(0.26)	—	(0.26)	$12.13	0.84%	(h)	$43,244	0.70%	(i)	4.07%	(i)	(j	)	(j	)	40.46%
Year Ended December 31, 2004	$12.13	0.46	(0.07)	0.39	(0.66)	(0.24)	(0.90)	$11.62	3.27%		$41,019	0.73%		3.74%		(j	)	(j	)	69.37%
Year Ended December 31, 2005	$11.62	0.43	(0.07)	0.36	(0.43)	(0.02)	(0.45)	$11.53	3.17%		$39,264	0.73%		3.65%		(j	)	(j	)	87.79%
Six Months Ended June 30, 2006 (Unaudited)	$11.53	0.23	(0.30)	(0.07)	(0.22)	(0.09)	(0.31)	$11.15	(0.63%	)(h)	$36,251	0.73%	(i)	3.94%	(i)	(j	)	(j	)	53.33%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	Net investment income (loss) is calculated based on average shares outstanding during the period.

(e)	For the period from July 8, 2002 (commencement of operations) through December 31, 2002.

(f)	For the period from May 20, 2002 (commencement of operations) through December 31, 2002.

(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(h)	Not annualized.

(i)	Annualized.

(j)	There were no fee reductions during the period.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Government Bond Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(d)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(f)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$2,000,000	5.31%	07/03/06
Bank Note — Floating Rate	Wachovia Bank N.A	10,000,000	5.30%	07/03/06
Commercial Paper	Aegis Finance LLC	7,963,696	5.29%	07/21/06
Master Note — Floating	CDC Financial Product Inc.	25,000,000	5.41%	07/03/06
Medium Term Note — Floating	Macquarie Bank Ltd.	4,999,541	5.30%	07/21/06
Repurchase Agreement	Bank of America Securities LLC	17,415,844	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$65,094,162	$67,379,081

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$1,178,840,488	$3,233,498	$(21,059,217)	$(17,825,719)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following fee schedule:

Fee Schedule	Fees
Up to $250 million	0.50%
Next $750 million	0.475%
Next $1 billion	0.45%
Next $3 billion	0.425%
$5 billion or more	0.40%

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $840,395 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $9,780.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $577,256,720 and sales of $561,583,994.

For the six months ended June 30, 2006, the Fund had purchases of $577,239,922 and sales of $448,487,159 of U.S. Government securities, which are included in the total purchases and sales in the sentence above.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

SUPPLEMENTAL INFORMATION

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following such review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that the Fund outperformed its benchmark, the Merrill Lynch Government Master Index by 68 basis points for the one-year period and 4 basis points for the three-year period, but slightly underperformed its benchmark by 4 basis points for the five-year period. In each of these periods, the Fund ranked in the second quartile of the Lipper General U.S. Government Funds category. The Board then considered the Fund’s contractual advisory fee and breakpoints. The Board noted that the contractual advisory fee placed the Fund in the third quintile of the Expense Group constructed by Lipper; however, the Fund’s total expenses were below the median of the Fund’s Expense Group. Finally, the Board considered the level of profitability reported by the adviser and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

15

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3] and GSA[3].	N/A	N/A

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3], and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20

GVIT Small Company Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

23	Statement of Assets and Liabilities

23	Statement of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

27	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GSCO (8/06)

Shareholder

Expense Example	GVIT Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
GVIT Small Company Fund
Class I	Actual	$1,000.00	$1,048.00	$5.99	1.18%
	Hypothetical[1]	$1,000.00	$1,018.95	$5.92	1.18%
Class II	Actual	$1,000.00	$1,046.70	$7.31	1.44%
	Hypothetical[1]	$1,000.00	$1,017.66	$7.23	1.44%
Class III	Actual	$1,000.00	$1,047.50	$6.04	1.19%
	Hypothetical[1]	$1,000.00	$1,018.90	$5.97	1.19%
Class IV	Actual	$1,000.00	$1,048.00	$5.94	1.17%
	Hypothetical[1]	$1,000.00	$1,019.00	$5.87	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	GVIT Small Company Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	97.8%
Cash Equivalents	1.6%
Commercial Paper	0.3%
Mutual Fund	0.1%
Warrant	0.0%
Right	0.0%
Other assets in excess of liabilities	0.2%

100.0%

Top Holdings*
Costar Group, Inc.	0.8%
St. Mary Land & Exploration Co.	0.7%
ITT Educational Services, Inc.	0.6%
Factset Research Systems, Inc.	0.6%
Gaylord Entertainment	0.6%
Blabkbaud, Inc.	0.6%
Landstar System, Inc.	0.6%
IDEXX Laboratories, Inc.	0.5%
Oceaneering International, Inc.	0.5%
Helix Energy Solutions Group, Inc.	0.5%
Other Assets	94.0%

100.0%

Top Industries
Retail	6.1%
Oil & Gas	6.0%
Healthcare	4.4%
Machinery	3.2%
Building & Construction	3.1%
Transportation	3.0%
Financial	3.0%
Real Estate Investment Trust	2.9%
Auto & Auto Parts	2.7%
Computer Software	2.6%
Other Assets	63.0%

100.0%

Top Countries
United States	81.8%
Japan	5.6%
United Kingdom	2.6%
Sweden	1.0%
Australia	0.9%
China	0.8%
France	0.8%
Norway	0.7%
Mexico	0.7%
Netherlands	0.6%
Other Assets	4.5%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (97.8%)
AUSTRALIA (0.9%)
Banks (0.0%)
Adelaide Bank Ltd. (c)	22,353	$215,369

Clothing (0.1%)
Ansell Ltd. (c)	92,687	665,954

Engineering (0.4%)
Downer Edi Ltd. (c)	329,864	1,822,006
WorleyParsons Ltd. (c)	113,146	1,691,426

		3,513,432

Finance (0.1%)
Australian Stock Exchange Ltd. (c)	45,661	1,105,441

Multimedia (0.0%)
APN News & Media Ltd. (c)	43,604	164,288

Oil & Gas (0.0%)
Australian Pipeline Trust (c)	53,385	169,294

Pharmaceuticals (0.1%)
Symbion Health Ltd. (c)	434,842	987,465

Real Estate Investment Trust (0.0%)
ING Industrial Fund (c)	175,122	289,343

Retail (0.2%)
Colorado Group Ltd. (c)	121,235	390,749
David Jones Ltd. (c)	290,036	639,902
Just Group Ltd. (c)	167,590	425,859

		1,456,510

		8,567,096

AUSTRIA (0.2%)
Machinery (0.2%)
Andritz AG (c)	6,902	1,139,241

Oil & Gas Equipment & Services (0.0%)
Schoeller-Blackman Oilfield Equipment AG (c)	7,466	282,140

		1,421,381

BELGIUM (0.2%)
Broadcasting (0.0%)
Evs Broadcast Equipment S.A. (c)	6,171	304,726

Metals (0.1%)
Cumerio (c)	42,054	839,708

Telecommunication Equipment (0.0%)
Option NV (b) (c)	14,752	353,345

Shares or Principal Amount		Value

COMMON STOCKS (continued)
BELGIUM (continued)
Ventures Business Trust (0.1%)
GIMV NV (b) (c)	9,630	$559,563

		2,057,342

BERMUDA (0.2%)
Commercial Services (0.2%)
Steiner Leisure Ltd. (b) (c)	40,400	1,597,012

CANADA (0.1%)
Mining (0.0%)
Pan American Silver Corp. (b) (c)	18,400	331,016

Pharmaceuticals (0.1%)
Biovail Corp. International ADR (c)	23,700	554,817

		885,833

CHINA (0.6%)
Advertising (0.2%)
Focus Media Holding Ltd. ADR (b) (c)	24,400	1,589,904

E-Commerce (0.2%)
CTRIP.COM International ADR (c)	33,200	1,694,860

Power Conversion/Supply Equipment (0.1%)
Harbin Power Equipment Co. Ltd. (c)	554,000	660,799

Real Estate (0.0%)
Beijing North Star Co. Ltd. (c)	922,000	206,968

Semiconductors (0.1%)
ASM Pacific Technology Ltd. (c)	137,000	668,975

Telephone Communications (0.0%)
SmarTone Telecommunications Holdings Ltd. (c)	364,500	362,472

Transportation (0.0%)
Orient Overseas International (c)	42,900	155,520

		5,339,498

DENMARK (0.5%)
Banking (0.0%)
Roskilde Bank (c)	1,330	259,770

Brewery (0.0%)
Royal Unibrew AS (c)	2,617	290,579

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
DENMARK (continued)
Building & Construction (0.2%)
Sjaelso Gruppen AS (c)	4,383	$1,465,504

Financial Services (0.1%)
Simcorp AS (c)	5,675	926,786

Medical Products (0.1%)
ALK-ABELLO AS (b) (c)	5,530	755,095

Transportation & Services (0.1%)
Torm D/S (c)	15,719	748,099

		4,445,833

FINLAND (0.2%)
Machinery & Equipment (0.0%)
Ramirent Oyj (c)	4,308	170,346

Steel (0.1%)
Rautaruukki Oyj (c)	46,734	1,406,973

Telecommunication Equipment (0.1%)
Elcoteq Network Corp. (c)	30,054	604,528

		2,181,847

FRANCE (0.8%)
Agricultural Operations (0.0%)
Ffr Provimi (c)	4,786	158,353

Building—Residential/Commercial (0.1%)
Kaufman & Broad S.A. (c)	13,754	747,796

Computer Services (0.1%)
GFI Informatique (c)	19,125	147,969
Groupe Steria SCA (c)	10,338	544,456

		692,425

Electrical Equipment (0.1%)
Nexans SA (c)	9,710	689,938

Leisure (0.0%)
Trigano SA (c)	6,240	330,983

Metals (0.1%)
CFF Recycling (c)	23,431	853,794

Pharmaceuticals (0.1%)
Flamel Technologies SA ADR (b) (c)	34,480	636,846

Publishing (0.0%)
Spir Communication (c)	1,114	182,457

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FRANCE (continued)
Real Estate (0.2%)
Nexity (c)	19,771	$1,146,743
Pierre & Vacances (c)	4,178	457,687

		1,604,430

Software (0.1%)
Cie Generale de Geophysique SA (b) (c)	9,726	1,668,528

		7,565,550

GERMANY (0.6%)
Metal Processors & Fabrication (0.3%)
Norddeutsche Affinerie AG (c)	65,136	1,578,270

Metals (0.1%)
Salzgitter AG (c)	12,865	1,079,845

Software (0.0%)
Software AG (c)	5,231	272,760

Telecommunications (0.0%)
Telegate AG (c)	16,691	312,473

Television (0.1%)
ProsiebenSAT.1 Media AG (c)	53,087	1,324,911

Travel & Entertainment (0.0%)
Viad Corp. (c)	3,800	118,940

Wire & Cable Products (0.1%)
Encore Wire Corp. (b)	17,400	625,356

		5,312,555

GREECE (0.2%)
Entertainment (0.2%)
Intralot SA (c)	57,623	1,537,055

HONG KONG (0.6%)
Banking (0.0%)
HKR International (c)	544,000	270,274

Diversified Operations (0.0%)
Tianjin Development Holdings Ltd. (c)	656,000	404,257

Electronics (0.2%)
VTech Holdings Ltd. (c)	331,000	1,724,595

Financial Services (0.0%)
Guoco Group Ltd. (c)	14,000	165,319

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
HONG KONG (continued)
Hotels, Restaurants & Leisure (0.0%)
Hong Kong & Shanghai Hotels (c)	323,500	$358,414

Oil & Gas Exploration & Production (0.1%)
Cnpc Hong Kong Ltd. (c)	1,560,000	883,583

Public Thoroughfares (0.0%)
Anhui Expressway Co. Ltd. (c)	524,000	391,905

Real Estate (0.3%)
Chinese Estates Ltd. (c)	680,000	734,866
Hang Lung Group Ltd. (c)	317,000	686,200
Wheelock & Co. Ltd. (c)	125,000	209,985

		1,631,051

		5,829,398

IRELAND (0.4%)
Beverages (0.2%)
C&C Group PLC (c)	202,447	1,758,051

Building & Construction (0.1%)
McInerney Holdings PLC (c)	53,622	764,124

Medical Products (0.1%)
Icon PLC ADR (b) (c)	15,300	846,090

		3,368,265

ITALY (0.4%)
Building Materials (0.0%)
Cementir (c)	35,349	260,368

Clothing (0.2%)
Benetton Group Spa (c)	111,006	1,660,044

Electric Products (0.0%)
Saes Getters (c)	9,007	254,854

Electric Products-Miscellaneous (0.0%)
SAES Getters SPA (c)	11,606	263,060

Food & Beverage (0.1%)
Cremonini SPA (c)	248,509	666,089

Machinery (0.1%)
Biesse SPA (c)	45,955	657,762

Software (0.0%)
Esprinet SPA (c)	9,203	170,600

		3,932,777

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (5.6%)
Auto & Auto Parts (0.5%)
Keihin Corp. (c)	51,900	$1,114,661
Nissan Diesel Motor Co. Ltd. (c)	386,000	1,965,307
Nissin Kogyo Co. Ltd. (c)	95,600	1,763,160

		4,843,128

Banks (0.1%)
Keiyo Bank Ltd. (c)	67,000	378,582
Shinki Co. Ltd. (c)	71,900	442,100

		820,682

Beverages (0.1%)
Oenon Holdings, Inc. (c)	208,000	810,087

Building & Construction (0.1%)
Bunka Shutter Co. Ltd. (c)	26,000	176,216
Sumitomo Osaka Cement Co. Ltd. (c)	98,000	301,822

		478,038

Business Services (0.0%)
Secom Techno Service Co. Ltd. (c)	3,500	161,671

Chemicals (0.2%)
Mec Co. Ltd. (c)	6,900	100,145
Nippon Synthetic Chemical Industry Co. (c)	246,000	984,946
Tohcello Co. Ltd. (c)	38,000	462,725

		1,547,816

Cosmetics (0.0%)
ADERANS Co. Ltd. (c)	10,900	294,125

Electrical & Electronic (0.9%)
Japan Electronic Materials Corp. (c)	20,200	543,919
Kenwood Corp. (c)	596,000	1,115,226
KOA Corp. (c)	77,100	1,061,253
Micronics Japan Co., Ltd (c)	16,400	426,807
Nippon Signal (c)	91,000	871,391
Osaki Electric Co. Ltd. (c)	35,000	365,021
Shibaura Mechatronics Corp. (c)	16,000	135,445
SHINKAWA Ltd. (c)	12,500	326,452
Shinko Electric Industries Co. Ltd. (c)	32,100	931,345
Star Micronics (c)	92,000	1,863,966
UNIDEN Corp. (c)	51,000	566,276

		8,207,101

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Engineering (0.2%)
Kandenko Co. Ltd (c)	113,000	$840,159
Shinko Plantech Ltd. (c)	155,000	1,227,102

		2,067,261

Entertainment Software (0.1%)
Capcom Co. Ltd. (c)	78,500	941,800

Financial Investments (0.0%)
UFJ Central Leasing (c)	700	35,288

Food (0.0%)
Toyo Suisan Kaisha Ltd. (c)	17,000	266,358

Food Products (0.0%)
Royal Co. (c)	16,000	248,152

Gambling (0.0%)
Mars Engineering Corp. (c)	10,800	344,687

Internet (0.0%)
eAccess Ltd. (c)	351	230,048

Machinery (0.4%)
CKD Corp. (c)	116,800	1,815,210
Nippon Thompson Co. Ltd. (c)	35,000	411,162
Toshiba Machine Co. Ltd. (c)	145,000	1,643,535

		3,869,907

Machinery & Equipment (0.1%)
Daihen (Metals) (c)	103,000	518,981

Manufacturing (0.1%)
Fuji Heavy Industries Ltd. (c)	28,000	163,996
Gunze Ltd. (c)	177,000	1,055,119

		1,219,115

Medical Instruments (0.3%)
Nihon Kohden Corp. (c)	85,000	1,395,248
Nipro Corp. (c)	70,000	1,256,524

		2,651,772

Metal Fabricate/Hardware (0.1%)
Godo Steel (Metals) (c)	117,000	700,436

Metal Processors & Fabrication (0.1%)
Kitz Corp. (c)	79,000	599,816

Metals (0.5%)
Chuo Denki Kogyo Co. Ltd. (c)	21,000	72,804
Osaka Steel Co. Ltd. (c)	68,000	1,243,976

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Metals (continued)
Pacific Metals Co. Ltd. (c)	193,000	$1,288,540
Yamato Kogyo (c)	82,900	1,854,787

		4,460,107

Motion Pictures & Services (0.0%)
Toei Animation Co. Ltd. (c)	3,700	220,165

Pharmaceuticals (0.4%)
Eiken Chemical Co. Ltd. (c)	84,000	981,426
Kaken Pharmaceutical (c)	45,000	337,816
Rohto Pharmaceutical Co. Ltd. (c)	78,000	819,071
Santen Pharmaceutical Co. Ltd. (c)	55,200	1,312,647

		3,450,960

Radio Broadcasting (0.1%)
Jsat Corp. (c)	191	553,021

Real Estate (0.2%)
Creed Corp. (c)	122	483,221
Tokyu Livable, Inc. (c)	19,700	1,261,490

		1,744,711

Real Estate Management & Development (0.1%)
Daibiru Corp. (c)	65,900	731,882

Retail (0.3%)
Hankyu Department Stores, Inc. (c)	174,000	1,350,161
Kojima Co. Ltd. (c)	23,800	322,374
Okuwa Co. Ltd. (c)	47,000	603,695
Parco Co. Ltd. (c)	75,300	770,103

		3,046,333

Software (0.2%)
Cac Corp. (c)	32,800	371,914
Daiwabo Information System Co. Ltd. (c)	18,000	289,542
DTS Corp. (c)	8,700	321,992
Nippon System Development Co. Ltd. (c)	20,000	695,302
Simplex Technology, Inc. (c)	380	239,025

		1,917,775

Technology (0.0%)
Yen Tarmon Co. Ltd. (c)	26,300	439,706

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Telecommunications (0.2%)
Hitachi Kokusai Electric Co. Ltd. (c)	130,000	$1,485,414
New Japan Radio Co. Ltd. (c)	71,000	491,463

		1,976,877

Transportation (0.1%)
Yusen Air & Sea Service Co. (c)	22,200	524,097

Utilities (0.1%)
Okinawa Electric Power (c)	9,600	573,601

Wire & Cable Products (0.1%)
Fujikura Ltd. (c)	114,000	1,258,662

		51,754,166

MEXICO (0.7%)
Airports Development (0.3%)
Grupo Aeroportuario Del Pacifico SA de CV ADR (c)	90,832	2,892,999

Construction (0.4%)
Desarrolladora Homex SA de CV ADR (b) (c)	96,700	3,172,727

		6,065,726

NETHERLANDS (0.7%)
Business Services (0.2%)
USG People NV (c)	26,906	2,058,402

Computer Software (0.0%)
Unit 4 Agresso NV (b) (c)	9,005	181,405

Engineering Services (0.1%)
Arcadis NV (c)	12,382	585,706

Insurance (0.2%)
Ing Groep NV (c)	46,261	1,815,886

Packaging (0.0%)
Buhrmann NV (c)	25,003	362,456

Pharmaceuticals (0.0%)
OPG Groep NV (c)	3,764	327,534

Real Estate Investment Trust (0.1%)
Vastned Retail	6,352	515,848

Transportation (0.1%)
Smit Internationale NV (c)	6,770	473,963

		6,321,200

Shares or Principal Amount		Value

COMMON STOCKS (continued)
NEW ZEALAND (0.0%)
Building Materials (0.0%)
Fletcher Building Ltd. (c)	64,550	$359,708

NORWAY (0.7%)
Banking & Finance (0.2%)
Abg Sundal Collier ASA (c)	237,970	361,704
Aktiv Kapital ASA (c)	8,900	155,800
Sparebanken Nord-Norge (c)	17,640	391,255
Sparebanken Rogaland (c)	15,342	443,787

		1,352,546

Computer Systems (0.0%)
Visma ASA (c)	8,909	193,294

Construction (0.3%)
Aker Yards ASA (c)	24,740	1,739,461
Veidekke ASA (c)	12,800	425,385

		2,164,846

Finance (0.1%)
Acta Holding ASA (c)	410,020	1,299,148

Fisheries (0.1%)
Leroy Seafood Group ASA (c)	29,965	568,452

Oil—Field Services (0.0%)
Tgs Nopec Geophysical Company ASA (b) (c)	12,612	223,594

Retail (0.0%)
Expert ASA (c)	19,200	262,488

Transportation (0.0%)
Jinhui Shipping & Transportation Ltd. (c)	83,073	244,330

		6,308,698

PORTUGAL (0.0%)
Building & Construction (0.0%)
SEMPA-Sociedade de Investimento e Gestao, SGPS (c)	23,915	252,326

Food Distributors (0.0%)
Jeronimo Martins SA (c)	9,631	164,503

		416,829

SINGAPORE (0.3%)
Computer Hardware Manufacturing (0.0%)
MFS Technology Ltd. (c)	270,000	194,661

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SINGAPORE (continued)
Diversified Products (0.0%)
First Engineering Ltd. (c)	173,000	$94,198

Food Distributors (0.0%)
Pacific Andes Holdings Ltd. (c)	968,000	449,612

Machinery (0.2%)
MMI Holding Ltd. (c)	1,506,000	680,923

Oil & Gas (0.0%)
Singapore Petroleum Co. Ltd. (c)	104,000	332,590

Real Estate (0.1%)
Keppel Land Ltd. (c)	130,000	333,074
Sgd the Ascott Group Ltd. (c)	311,000	203,069

		536,143

Research & Development (0.0%)
Sembcorp Industries Ltd. (c)	84,340	172,929

Services (0.0%)
Singapore Airport Terminal Services Ltd. (c)	172,000	231,983

Transportation (0.0%)
Ezra Holdings Ltd. (c)	259,200	362,864

		3,055,903

SOUTH KOREA (0.1%)
RETAIL (0.1%)
Gmarket, Inc. ADR (b) (c)	66,802	1,026,747

SPAIN (0.0%)
Airlines (0.0%)
Iberia Lineas Aereas de Espana SA (c)	63,688	164,290

SWEDEN (1.0%)
Building & Construction (0.2%)
NCC (c)	76,236	1,843,327

Building-Heavy Construction (0.2%)
JM AB (c)	115,876	1,839,757

Electronic Equipment (0.0%)
Gunnebo AB (c)	23,200	257,632

Finance Services (0.2%)
D. Carnegie & Co. AB (c)	85,193	1,559,652

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWEDEN (continued)
Home Furnishing (0.2%)
Nobia AB (c)	44,289	$1,439,015

Real Estate (0.2%)
Kungsleden AB (c)	162,396	1,903,820

Steel (0.0%)
SSAB Svenskt Stal AB (c)	13,074	260,286

		9,103,489

SWITZERLAND (0.5%)
Appliances (0.1%)
AFG Arbonia-Forster Holding AG (c)	1,841	583,879

Banking (0.0%)
Banque Cantonale Vaudois (c)	1,110	379,791

Building & Construction (0.0%)
Sika Finanz AG (b) (c)	407	451,870

Foreign Banking (0.1%)
Vontobel Holding AG (c)	21,070	737,775

Manufacturing (0.1%)
Georg Fischer AG (b) (c)	2,384	1,021,360

Retail (0.2%)
Charles Voegele Holding AG (b) (c)	19,267	1,393,219

		4,567,894

UNITED KINGDOM (2.8%)
Auto & Auto Parts (0.1%)
European Motor Holdings PLC (c)	53,558	445,282
Pendragon PLC (c)	33,731	372,254

		817,536

Automotive (0.0%)
Lookers PLC (c)	24,619	359,159

Banking & Finance (0.2%)
Paragon Group (c)	147,384	1,780,975

Building & Construction (0.5%)
Babcock International Group PLC (c)	150,600	918,258
Kier Group PLC (c)	48,568	1,351,438
SIG PLC (c)	74,229	1,206,122

		3,475,818

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Chemicals (0.0%)
Croda International PLC (c)	47,999	$384,956

Commercial Services (0.1%)
Aggreko PLC (c)	122,715	650,849

Construction (0.0%)
Morgan Sindall PLC (c)	16,584	349,868

Consulting Services (0.1%)
Atkins (WS) PLC (c)	16,625	255,806
Savills PLC (c)	49,866	536,509

		792,315

Consumer Products (0.1%)
Body Shop International PLC (c)	51,265	283,895
Mcbride PLC (c)	233,482	766,301

		1,050,196

Electrical & Electronic (0.0%)
TT Electronics PLC (c)	62,771	214,719

Food Diversified (0.2%)
Dairy Crest Group PLC (c)	200,398	1,862,429
Devro PLC (c)	173,394	374,950

		2,237,379

Insurance (0.3%)
Amlin PLC (c)	337,639	1,471,615
Brit Insurance Holdings PLC (c)	252,658	1,228,716
Hiscox PLC (c)	73,074	281,657

		2,981,988

Machinery (0.0%)
Spirax-Sarco Engineering PLC (c)	18,331	308,376

Medical—Information Systems (0.0%)
Isoft Group (c)	96,284	137,137

Metals (0.2%)
Aquarius Platinum Ltd. (c)	114,871	1,709,774

Pipelines (0.1%)
BPS Hunting Ord (c)	83,026	596,295

Printing (0.2%)
DE LA Rue PLC (c)	179,704	1,812,696

Real Estate (0.0%)
BPS Dtz Holdings PLC (c)	35,542	446,215

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Retail (0.5%)
House of Fraser PLC (c)	150,899	$371,088
N Brown Group PLC (c)	81,903	323,526
Restaurant Group plc (c)	82,023	307,206
Wetherspoon PLC (c)	177,919	1,410,922
Woolworths Group PLC (c)	2,204,305	1,283,138

		3,695,880

Storage (0.1%)
Wincanton PLC (c)	132,601	762,904

Travel Services (0.0%)
First Choice Holidays PLC (c)	96,412	407,144

Wire & Cable Products (0.1%)
Dem Leoni AG (c)	18,008	678,200

		25,650,379

UNITED STATES (79.5%)
Advertising (0.6%)
Arbitron, Inc.	37,380	1,432,775
Getty Images, Inc. (b)	44,200	2,807,142
Harte-Hanks, Inc.	43,800	1,123,032

		5,362,949

Aerospace & Defense (1.3%)
AAR Corp. (b)	60,200	1,338,246
Alliant Techsystems, Inc. (b)	5,629	429,774
Argon St., Inc. (b)	34,300	913,409
Armor Holdings, Inc. (b)	5,145	282,100
Curtiss-Wright Corp.	34,200	1,056,096
DRS Technologies, Inc.	45,884	2,236,846
Hexcel Corp. (b)	49,100	771,361
Kaman Corp.	32,000	582,400
Mantech International Corp., Class A (b)	39,900	1,231,314
Moog, Inc., Class A (b)	44,060	1,507,733
MTC Technologies, Inc. (b)	40,000	945,200
Teledyne Technologies, Inc. (b)	3,000	98,280
Triumph Group, Inc. (b)	9,300	446,400
United Industrial Corp.	10,124	458,111

		12,297,270

Agriculture (0.2%)
The Andersons, Inc.	23,800	990,318
UAP Holding Corp.	28,200	615,042

		1,605,360

9

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Airline Services (0.0%)
Frontier Airlines Holdings, Inc. (b)	10,624	$76,599

Airlines (0.1%)
Alaska Air Group, Inc. (b)	9,690	381,980
Mesa Air Group (b)	30,189	297,362
Republic Airways Holdings, Inc. (b)	25,500	434,009

		1,113,351

Aluminum (0.1%)
Century Aluminum Co. (b)	38,600	1,377,634

Apparel (0.3%)
Guess?, Inc. (b)	15,201	634,642
Perry Ellis International (b)	21,518	544,621
Phillips-Van Heusen Corp.	46,800	1,785,887
Steven Madden Ltd.	5,100	151,062

		3,116,212

Auction House (0.6%)
Ritchie Brothers Auctioneers, Inc.	79,400	4,222,492
Sotheby’s Holdings, Inc. (b)	51,700	1,357,125

		5,579,617

Auto & Auto Parts (2.1%)
A.S.V., Inc. (b)	118,900	2,739,456
Accuride Corp. (b)	29,242	364,648
ArvinMeritor, Inc.	106,138	1,824,512
Asbury Automotive Group (b)	8,900	186,366
Clarcor, Inc.	105,200	3,133,908
Directed Electronics, Inc. (b)	83,980	1,101,818
Gentex Corp.	83,000	1,162,000
Group 1 Automotive, Inc.	41,622	2,344,983
LKQ Corp. (b)	125,556	2,385,564
O’Reilly Automotive, Inc. (b)	102,880	3,208,827
Oshkosh Truck Corp.	10,800	513,216
Rush Enterprises Inc., Class A (b)	19,400	352,498
Sonic Automotive, Inc.	17,100	379,278

		19,697,074

Banking (2.1%)
Accredited Home Lenders (b)	1,100	52,591
Alabama National Bankcorp	10,400	708,760
Amcore Financial, Inc.	20,500	600,855

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Banking (continued)
BancFirst Corp.	5,398	$241,561
BOK Financial Corp.	16,500	819,555
Boston Private Financial Holdings, Inc.	13,000	362,700
Capital Crossing Bank (b)	957	23,542
Center Financial Corp.	8,245	194,912
Chittenden Corp.	11,000	284,350
Citizens Banking Corp.	3,600	87,876
City Bank Lynnwood	1,000	46,660
City Holding Co.	7,096	256,449
Columbia Banking System, Inc.	1,000	37,380
Community Bancorp (b)	1,600	49,728
Community Trust Bancorp, Inc.	715	24,975
Corus Bankshares, Inc.	83,982	2,198,648
Dime Community Bancshares	63,350	859,660
First Citizens BancShares, Inc.	4,550	912,275
First Commonwealth Financial Corp.	23,200	294,640
First Community Bancorp	1,400	82,712
First Indiana Corp.	474	12,338
First Niagara Financial Group, Inc.	13,000	182,260
First Regional Bancorp (b)	1,438	126,544
Firstbank Corp.	14,900	138,570
FirstFed Financial Corp. (b)	23,637	1,363,145
Franklin Bank Corp. (b)	31,900	644,061
Fremont General Corp.	41,800	775,808
Hancock Holding Co.	1,682	94,192
Hanmi Financial Corp.	46,250	899,100
Independent Bank Corp.	2,730	71,799
Intervest Bancshares Corp. (b)	5,944	240,732
ITLA Capital Corp.	1,883	99,008
MAF Bancorp, Inc.	11,200	479,808
Mainsource Financial Group, Inc.	3,700	64,491
Nara Bankcorp, Inc.	1,810	33,938
National Penn Bancshares, Inc.	45,005	893,799
New Century Financial Corp.	8,650	395,738
Old Second Bancorp, Inc.	3,863	119,753
Pacific Capital Bancorp	12,327	383,616
Preferred Bank	652	34,954
Provident Bankshares Corp.	19,900	724,161
Republic Bancorp, Inc.	13,800	170,982
Sterling Financial Corp.	19,000	416,100
Suffolk Bancorp	1,800	58,950

10

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Banking (continued)
Taylor Cap Group, Inc.	1,739	$70,969
Texas Capital Bancshares, Inc. (b)	9,000	209,700
TrustCo Bank Corp.	25,400	279,908
UMB Financial	22,400	746,816
Union Bankshares Corp.	14,179	611,682
W Holding Co., Inc.	10,100	67,165
Wilmington Trust Corp.	24,329	1,026,197

		19,576,113

Broadcasting (0.2%)
CKX, Inc. (b)	99,600	1,351,572
Sinclair Broadcast Group, Inc., Class A	61,292	524,660
World Wrestling Federation Entertainment, Inc.	14,500	244,905

		2,121,137

Building & Construction (2.1%)
Aaon, Inc.	2,100	53,886
Apogee Enterprises	5,000	73,500
Brookfield Homes Corp.	43,035	1,418,003
Champion Enterprises (b)	7,100	78,384
Chicago Bridge & Iron Co.	116,800	2,820,719
Granite Construction, Inc.	23,600	1,068,372
Lennox International, Inc.	38,252	1,012,913
Louisiana-Pacific Corp.	68,457	1,499,208
LSI Industries, Inc.	13,200	224,268
Martin Marietta Materials	3,400	309,910
Meritage Homes Corp. (b)	29,100	1,374,975
NCI Building Systems, Inc. (b)	14,400	765,648
NVR, Inc. (b)	2,752	1,351,920
Orleans Homebuilders	6,100	99,125
Simpson Manufacturing Co., Inc.	64,900	2,339,645
U.S. Concrete Inc. (b)	104,032	1,149,554
Universal Forest Products, Inc.	21,934	1,375,920
USG Corp. (b)	34,946	2,548,612
Williams Scotsman International, Inc. (b)	20,340	444,226

		20,008,788

Building Products (0.2%)
Eagle Materials, Inc.	30,517	1,449,558
PGT, Inc. (b)	36,600	578,280

		2,027,838

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Business Services (0.1%)
FTD Group, Inc. (b)	4,072	$54,972
Herman Miller, Inc.	13,600	350,472
ICT Group (b)	1,385	33,974
KFORCE.COM, Inc. (b)	10,067	155,938
Modis Professional Services, Inc. (b)	8,200	123,492
Rewards Network, Inc. (b)	11,196	91,471
Standard Parking Corp (b)	2,302	62,338

		872,657

Chemicals (0.7%)
A. Schulman, Inc.	19,600	448,644
Balchem Corp.	1,950	43,875
Celanese Corp.	35,612	727,197
FMC Corp.	26,005	1,674,462
H. B. Fuller Co.	2,800	121,996
Hercules, Inc. (b)	9,854	150,372
Olin Corp.	52,223	936,358
Pioneer Cos., Inc. (b)	24,530	669,178
Sensient Technologies Corp.	26,009	543,848
Spartech Corp.	13,901	314,163
Westlake Chemical Corp.	38,641	1,151,502

		6,781,595

Coal (0.2%)
Foundation Coal Holdings, Inc.	8,100	380,133
James River Coal Co. (b)	28,100	744,369
Massey Energy Co.	17,559	632,124

		1,756,626

Commercial Services (1.4%)
Cbiz, Inc. (b)	36,200	268,242
Coinstar, Inc. (b)	46,000	1,101,240
Costar Group, Inc. (b)	117,550	7,033,016
Deluxe Corp.	20,500	358,340
DynCorp International, Inc. (b)	30,100	312,438
Macquarie Infrastructure Co. Trust	50,029	1,380,300
Plexus Corp. (b)	70,850	2,423,779

		12,877,355

Communications (0.2%)
CenturyTel, Inc.	19,954	741,292
R.H. Donnelley Corp.	12,306	665,385

		1,406,677

11

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Computer Service (1.9%)
Acxiom Corp.	69,279	$1,731,975
Agilysys, Inc.	59,697	1,074,546
Cerner Corp. (b)	72,600	2,694,186
Corel Corp. (b)	106,630	1,285,958
IHS, Inc. (b)	115,014	3,407,864
Lasercard Corp. (b)	24,276	317,773
Micros Systems, Inc. (b)	43,320	1,892,218
MTS Systems	30,376	1,200,156
NCI, Inc. (b)	49,800	652,380
SI International, Inc. (b)	21,500	659,190
Silicon Storage Technology, Inc. (b)	86,800	352,408
SRA Internatinal, Inc., Class A (b)	23,100	615,153
Sykes Enterprises, Inc. (b)	67,649	1,093,208
Trident Microsystems, Inc. (b)	20,800	394,784

		17,371,799

Computer Software (2.6%)
Actuate Corp. (b)	17,766	71,775
American Reprographics Co. (b)	2,476	89,755
Aspen Technologies, Inc. (b)	89,500	1,174,240
Avid Technology, Inc. (b)	35,400	1,179,882
Blabkbaud, Inc.	231,400	5,252,779
Docucorp International, Inc. (b)	4,978	37,186
EPIQ Systems, Inc. (b)	73,620	1,225,037
Lawson Software, Inc. (b)	43,400	290,780
MapInfo Corp. (b)	10,800	140,940
MicroStrategy, Inc. (b)	34,421	3,356,736
Neoware Systems, Inc. (b)	24,400	299,876
NETGEAR, Inc. (b)	29,500	638,675
Quest Software, Inc. (b)	95,600	1,342,224
Scientific Games Corp. (b)	105,700	3,765,034
SPSS Inc. (b)	8,975	288,457
Sybase, Inc. (b)	46,985	911,509
Tradestation Group, Inc. (b)	55,130	698,497
Vignette Corp. (b)	41,300	602,154
Visicu, Inc. (b)	144,006	2,541,706
Wind River Systems, Inc. (b)	61,500	547,350

		24,454,592

Computer Systems (0.0%)
Brocade Communications Systems, Inc. (b)	5,401	33,162

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Construction & Housing (0.1%)
Emcor Group, Inc. (b)	18,160	$883,847

Consulting Services (0.7%)
Cra International, Inc. (b)	2,000	90,280
LECG Corp. (b)	68,700	1,268,889
Sourcecorp, Inc. (b)	5,100	126,429
The Advisory Board Co. (b)	87,900	4,227,111
Watson Wyatt Worldwide, Inc.	11,400	400,596

		6,113,305

Consumer Goods & Services (1.3%)
AptarGroup, Inc.	72,000	3,571,920
Church & Dwight Co., Inc.	111,700	4,068,113
Jarden Corp. (b)	19,750	601,388
Kellwood Co.	39,069	1,143,550
Matthews International Corp., Class A	65,900	2,271,573

		11,656,544

Consumer Products (0.1%)
Central Garden & Pet Co. (b)	30,400	1,308,720

Containers (0.0%)
Silgan Holdings, Inc.	12,149	449,634

Cosmetics (0.4%)
Alberto-Culver Co., Class B	50,400	2,455,488
Elizabeth Arden, Inc. (b)	46,500	831,420
Parlux Fragrances, Inc. (b)	43,600	422,484

		3,709,392

Data Processing & Reproduction (0.8%)
Dun & Bradstreet Corp. (b)	1,454	101,315
Fair, Issac and Co., Inc.	27,875	1,012,141
Global Payment, Inc.	59,682	2,897,561
infoUSA, Inc.	3,236	33,363
Komag, Inc. (b)	71,597	3,306,350
TheStreet.com, Inc.	6,459	82,804

		7,433,534

Diagnostic Equipment (0.2%)
Biosite Diagnostics, Inc. (b)	28,949	1,321,811
Orasure Technologies, Inc. (b)	39,300	374,136

		1,695,947

Distribution (0.7%)
Bell Microproducts, Inc. (b)	42,400	229,808
BlueLinx Holdings, Inc.	41,301	538,152

12

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Distribution (continued)
Building Materials Holding Corp.	73,359	$2,044,515
Pool Corp.	75,200	3,280,976

		6,093,451

Diversified Manufacturing Operations (0.4%)
A.O. Smith Corp.	23,294	1,079,910
Barnes Group, Inc.	48,100	959,595
Teleflex, Inc.	28,343	1,531,089
Trinity Industries	6,200	250,480

		3,821,074

Education (1.4%)
Blackboard, Inc. (b)	166,900	4,833,424
ITT Educational Services, Inc. (b)	86,500	5,692,565
Skillsoft PLC (b)	407,600	2,494,512

		13,020,501

Electronic Components (0.5%)
Ampex Corp. (b)	1,959	22,842
Amphenol Corp., Class A	6,300	352,548
Ansoft Corp. (b)	13,274	271,852
Arrow Electronics, Inc. (b)	59,593	1,918,894
Avnet, Inc. (b)	20,400	408,408
AVX Corp.	33,045	521,781
Greatbatch, Inc. (b)	12,100	285,560
Methode Electronics	11,500	120,865
Zoran Corp. (b)	19,344	470,833

		4,373,583

Electronics (1.1%)
American Science & Engineering, Inc. (b)	4,117	238,457
Analogic Corp.	1,300	60,593
Bel Fuse, Inc.	10,300	337,943
Brady Corp., Class A	68,400	2,519,856
CH Energy Group, Inc.	1,700	81,600
Conexant Systems, Inc. (b)	193,100	482,750
Cree Research, Inc. (b)	51,300	1,218,888
EMS Technologies (b)	2,900	52,113
Kulicke & Soffa Industries, Inc. (b)	22,297	165,221
Lxys Corp. (b)	13,700	131,520
Mettler Toledo International, Inc. (b)	16,620	1,006,673

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Electronics (continued)
MKS Instruments, Inc. (b)	41,597	$836,932
Molecular Devices Corp. (b)	15,754	481,442
Planar Systems, Inc. (b)	31,480	379,019
Rogers Corp. (b)	3,500	197,190
Silicon Laboratories (b)	14,700	516,705
Teradyne, Inc. (b)	27,540	383,632
Triquint Semiconductor, Inc. (b)	87,800	391,588
WESCO International, Inc. (b)	13,303	917,907
Zygo Corp. (b)	18,721	306,837

		10,706,866

Energy (0.3%)
Covanta Holding Corp. (b)	13,000	229,450
Headwaters, Inc. (b)	19,000	485,640
KFx, Inc. (b)	39,920	609,978
Sierra Pacific Resources (b)	64,000	895,999
Vectren Corp.	6,087	165,871

		2,386,938

Engineering Services (0.3%)
McDermott International, Inc. (b)	42,750	1,943,843
Michael Baker Corp. (b)	30,600	664,020

		2,607,863

Entertainment (0.5%)
LodgeNet Entertainment Corp. (b)	14,919	278,239
Marvel Entertainment, Inc. (b)	83,700	1,674,000
Multimedia Games, Inc. (b)	51,677	523,488
New Frontier Media, Inc. (b)	4,250	30,473
Speedway Motorsports, Inc.	23,700	894,438
Take-Two Interactive Software, Inc. (b)	158,810	1,692,914

		5,093,552

Environmental Services (0.4%)
Stericycle, Inc. (b)	63,937	4,162,299

Financial (3.0%)
Affiliated Managers Group, Inc. (b)	18,610	1,617,023
AmeriCredit Corp. (b)	62,130	1,734,670
Central Pacific Financial Corp.	22,400	866,880
Colonial Bancgroup, Inc.	48,700	1,250,616
Commerce Bancshares, Inc.	13,514	676,376
East-West Bancorp, Inc.	73,210	2,775,391

13

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Financial (continued)
Financial Federal Corp.	147,750	$4,108,928
First Midwest Bancorp, Inc.	10,900	404,172
First State Bancorp	3,100	73,718
Greater Bay Bancorp	3,824	109,940
Greenhill & Co., Inc.	73,774	4,482,507
Investment Technology Group, Inc. (b)	9,400	478,084
Morningstar, Inc. (b)	91,800	3,807,864
OceanFirst Financial Corp.	3,500	77,770
Prosperity Bancshares, Inc.	40,000	1,315,600
Texas Regional Bancshares, Inc., Class A	31,430	1,191,826
TierOne, Corp.	1,800	60,786
UCBH Holdings, Inc.	30,800	509,432
United PanAm Financial Corp. (b)	22,630	687,952
Westamerica Bankcorp.	32,000	1,567,040

		27,796,575

Financial Services (2.5%)
ASTA Funding, Inc.	8,200	307,090
Aventine Renewable Energy Holdings, Inc. (b)	33,660	1,309,374
Bank of Hawaii Corp.	36,471	1,808,962
Bankrate, Inc. (b)	31,370	1,184,531
Cadence Financial Corp.	48,300	1,075,641
City National Corp.	14,689	956,107
CompuCredit Corp. (b)	9,300	357,492
Corporate Executive Board Co.	32,500	3,256,499
Cullen/Frost Bankers, Inc.	7,409	424,536
Downey Financial Corp.	31,035	2,105,725
Euronet Worldwide, Inc. (b)	24,500	940,065
Factset Research Systems, Inc.	118,250	5,593,224
Federal Agricultural Mortgage Corp.	2,900	80,330
Ocwen Financial Corp. (b)	15,332	194,870
Protective Life Corp.	32,080	1,495,570
SWS Group, Inc.	19,661	474,223
Thomas Weisel Partners Group, Inc. (b)	57,570	1,094,406
Whitney Holding Corp.	2,445	86,480
World Acceptance (b)	4,381	155,613
WSFS Financial Corp.	800	49,160

		22,949,898

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Food & Beverage (1.1%)
AFC Enterprises, Inc. (b)	138,350	$1,763,963
Chiquita Brands International, Inc.	33,454	460,996
Del Monte Foods Co.	157,257	1,765,996
Domino’s Pizza, Inc.	68,185	1,686,897
Hansen Natural Corp. (b)	677	128,880
J & J Snack Foods Corp.	1,097	36,278
Krispy Kreme Doughnuts, Inc. (b)	85,047	692,283
M & F Worldwide Corp. (b)	15,771	253,913
Mueller Water Products, Inc., Class A (b)	72,728	1,266,194
Peet’s Coffee & Tea, Inc. (b)	60,500	1,826,495

		9,881,895

Food Distributors, Supermarkets & Wholesalers (0.5%)
Seaboard Corp.	875	1,120,000
Spartan Stores, Inc.	13,332	195,047
Tootsie Roll Industries	34,642	1,009,121
United Natural Foods, Inc. (b)	47,600	1,571,753
Weis Markets, Inc.	10,300	424,360
Wild Oats Markets, Inc. (b)	15,779	309,268

		4,629,549

Forest Products (0.1%)
Deltic Timber Corp.	22,000	1,240,140

Gaming (0.2%)
Dover Downs Gaming and Entertainment	5,700	111,948
Monarch Casino & Resort (b)	2,685	75,502
Shuffle Master, Inc. (b)	52,000	1,704,560

		1,892,010

Healthcare (4.4%)
American Retirement Corp. (b)	5,300	173,681
Amsurg Corp. (b)	185,316	4,215,939
Apria Healthcare Group, Inc. (b)	5,700	107,730
Charles River Laboratories International, Inc. (b)	26,000	956,800
Dendrite International, Inc. (b)	109,400	1,010,856
Haemonetics Corp. (b)	30,693	1,427,531
Healthways, Inc. (b)	84,800	4,463,871
Henry Schein, Inc. (b)	28,827	1,347,086
IDEXX Laboratories, Inc. (b)	68,222	5,125,518
Immucor, Inc. (b)	43,400	834,582

14

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Healthcare (continued)
K-V Pharmaceutical Co. (b)	158,050	$2,949,213
Magellan Health Services, Inc. (b)	44,896	2,034,238
Mentor Corp.	78,900	3,432,150
Odyssey Healthcare, Inc. (b)	8,584	150,821
Pediatrix Medical Group, Inc. (b)	1,222	55,357
Respironics, Inc. (b)	70,048	2,397,043
Sierra Health Services, Inc. (b)	74,455	3,352,709
Sunrise Assisted Living, Inc. (b)	1,500	41,475
Techne Corp. (b)	68,805	3,503,551
Vertrue, Inc. (b)	41,893	1,802,656
WellCare Health Plans Inc. (b)	36,054	1,768,449

		41,151,256

Home Furnishings (0.5%)
American Woodmark Corp.	5,400	189,216
Bassett Furniture Industries, Inc.	33,894	627,378
Select Comfort Corp. (b)	151,500	3,479,955

		4,296,549

Hospitals (0.1%)
Kinetic Concept (b)	19,132	844,678

Hotels, Restaurants & Leisure (0.4%)
Great Wolf Resorts, Inc. (b)	156,270	1,876,803
Interstate Hotels & Resorts, Inc. (b)	22,107	205,374
Isle of Capris Casino (b)	2,500	64,125
LaSalle Hotel Properties	25,200	1,166,760
Marcus Corp.	17,746	370,536
Six Flags, Inc. (b)	42,800	240,536

		3,924,134

Human Resources (0.2%)
Hudson Highland Group, Inc. (b)	12,200	131,638
Labor Ready, Inc. (b)	8,534	193,295
Resources Connection, Inc. (b)	16,000	400,320
Spherion Corp. (b)	75,056	684,511

		1,409,764

Industrial Equipment (0.1%)
Nordson Corp.	26,400	1,298,352

Information Technology (0.1%)
Symbol Technologies, Inc.	46,000	496,340

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Insurance (1.6%)
21st Century Insurance Group	6,000	$86,400
American Financial Group, Inc.	25,050	1,074,645
American Physicians Capital, Inc. (b)	5,600	294,504
Argonaut Group, Inc. (b)	7,300	219,292
Aspen Insurance Holdings Ltd.	91,260	2,125,445
Brown & Brown, Inc.	51,600	1,507,752
Conseco, Inc. (b)	5,355	123,701
EMC Insurance Group	3,984	114,580
Endurance Specialty Holdings Ltd.	20,000	640,000
FPIC Insurance Group, Inc. (b)	2,288	88,660
HCC Insurance Holdings, Inc.	30,150	887,616
Hilb, Rogal & Hamilton Co.	26,300	980,201
LandAmerica Financial Group, Inc.	42,014	2,714,104
Ohio Casualty Corp.	18,900	561,897
Safety Insurance Group, Inc.	24,516	1,165,736
Selective Insurance Group, Inc.	2,912	162,693
United Fire & Casualty Co.	17,200	518,236
Zenith National Insurance Corp.	43,637	1,731,080

		14,996,542

Internet Content (0.8%)
Checkfree Corp. (b)	93,585	4,638,073
CNET Networks, Inc. (b)	172,849	1,379,335
Infospace, Inc. (b)	8,600	194,962
Internet Capital Group, Inc. (b)	11,000	99,000
Websense, Inc. (b)	74,900	1,538,446

		7,849,816

Internet Services (0.8%)
ECOLLEGE.COM, Inc. (b)	5,700	120,498
Equinix, Inc. (b)	64,528	3,540,005
Interwoven, Inc. (b)	62,600	537,108
Online Resources & Commmunications Corp. (b)	9,200	95,128
RealNetworks, Inc. (b) (c) (b)	115,548	1,236,364
Tibco Software, Inc. (b)	85,140	600,237
Trizetto Group, Inc. (b)	51,302	758,757
United Online, Inc.	74,392	892,704

		7,780,801

15

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Investment Company (0.1%)
Calamos Asset Management, Inc.	7,819	$226,673
Labranche & Co., Inc. (b)	46,200	559,482

		786,155

Leisure (1.1%)
Gaylord Entertainment (b)	126,200	5,507,368
Steinway Musical Instruments, Inc. (b)	8,909	218,449
Sunterra Corp. (b)	16,784	171,868
Vail Resorts, Inc. (b)	74,840	2,776,564
WMS Industries, Inc. (b)	56,700	1,553,013

		10,227,262

Machinery (2.5%)
Applied Industrial Technology, Inc.	71,533	1,738,967
Astec Industries, Inc. (b)	19,400	661,928
Bucyrus Internaional Inc., Class A	53,850	2,719,424
Cognex Corp.	39,900	1,038,597
Columbus McKinnon Corp. (b)	1,853	40,284
Commercial Metals Co.	34,100	876,370
Cummins Engine, Inc.	21,170	2,588,033
Dionex Corp. (b)	38,600	2,109,876
Flow International Corp. (b)	18,941	266,500
Intevac (b)	20,300	440,104
JLG Industries, Inc.	47,700	1,073,250
Joy Global, Inc.	51,950	2,706,076
Kennametal, Inc.	12,300	765,675
Middleby Corp. (b)	16,400	1,419,584
Mitcham Industries, Inc. (b)	13,096	167,236
Regal-Beloit Corp.	9,100	401,765
Roper Industries, Inc.	42,800	2,000,900
Wabtec Corp.	15,900	594,660
Zebra Technologies Corp. (b)	38,247	1,306,518

		22,915,747

Manufacturing (0.3%)
Actuant Corp.	14,300	714,285
Acuity Brands, Inc.	13,296	517,347
Belden CDT, Inc.	23,200	766,760
Lone Star Technologies, Inc. (b)	20,195	1,090,934

		3,089,326

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Materials (0.3%)
Ceradyne Inc. (b)	22,300	$1,103,627
Crane Co.	26,436	1,099,738
Mueller Industries, Inc.	15,610	515,598

		2,718,963

Medical Equipment & Supplies (1.1%)
Alliance Imaging, Inc. (b)	19,474	124,634
Allscripts Healthcare Solutions, Inc. (b)	161,400	2,832,570
American Medical Systems Holdings, Inc. (b)	42,900	714,285
Candela Corp. (b)	44,901	712,130
Kyphon, Inc. (b)	68,300	2,619,988
STERIS Corp.	7,376	168,615
Wright Medical Group, Inc. (b)	40,100	839,293
Young Innovations, Inc.	60,500	2,131,415

		10,142,930

Medical Products (2.0%)
Arrow International, Inc.	34,013	1,118,007
Bio-Rad Laboratories, Inc., Class A (b)	9,700	629,918
Cantel Medical Corp. (b)	1,937	27,583
Dade Behring Holdings, Inc.	39,509	1,645,155
Gen-Probe, Inc. (b)	43,270	2,335,715
Healthtronics, Inc. (b)	11,203	85,703
Hologic, Inc. (b)	22,800	1,125,408
ICU Medical, Inc. (b)	73,600	3,108,863
Impax Laboratories, Inc. (b)	23,600	147,500
Integra LifeSciences Holdings (b)	10,200	395,862
IntraLase Corp (b)	114,600	1,918,404
Nutraceutical International Corp. (b)	15,085	231,253
Owens & Minor, Inc.	25,700	735,020
Pain Therapeutics. Inc. (b)	29,196	243,787
PSS World Medical, Inc. (b)	149,426	2,637,369
Surmodics, Inc. (b)	10,638	384,138
Telik, Inc. (b)	22,800	376,200
Vital Signs, Inc.	2,743	135,861
West Pharmaceutical Services, Inc.	15,625	566,875
Zoll Medical Corp. (b)	11,886	389,385

		18,238,006

16

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Medical Systems (0.0%)
Computer Programs & Systems, Inc.	7,600	$303,696
Tripath Imaging, Inc. (b)	15,000	99,300

		402,996

Metals (0.5%)
Cleveland Cliffs, Inc.	25,900	2,053,611
Coeur d’Alene Mines Corp. (b)	118,800	571,428
Dynamic Materials, Corp.	36,300	1,224,399
Quanex Corp.	29,200	1,257,644

		5,107,082

Minerals (0.1%)
AMCOL International	28,150	741,753

Mining (0.4%)
Apex Silver Mines Ltd. (b)	34,800	523,740
Compass Minerals International, Inc.	84,000	2,095,800
Novagold Resources Inc. (b)	54,200	694,844
Royal Gold	28,200	784,524

		4,098,908

Motion Pictures & Services (0.0%)
Dreamworks Animation SKG, Inc. (b)	7,830	179,307

Multimedia (0.0%)
Media General, Inc.	5,600	234,584

Networking Products (0.2%)
3Com Corp. (b)	383,600	1,964,032

Office Equipment & Supplies (0.6%)
Acco Brands Corp. (b)	60,100	1,316,190
CompX International, Inc. (b)	2,866	51,301
Global Imaging Systems, Inc. (b) (b)	3,771	155,667
John H. Harland, Co.	45,099	1,961,807
Knoll, Inc.	22,220	407,959
Standard Register Co.	4,200	49,770
United Stationers, Inc. (b)	38,316	1,889,745

		5,832,439

Oil & Gas (5.8%)
Aurora Oil and Gas Corp. (b)	11,641	46,564
Bill Barrett Corp. (b)	58,500	1,732,185
Carbo Ceramics, Inc.	53,350	2,621,086

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Oil & Gas (continued)
Cimarex Energy Co.	42,748	$1,838,164
Encore Acquisition Co. (b)	120,450	3,231,674
Energen Corp.	64,090	2,461,697
Frontier Oil Corp.	100,420	3,253,608
Giant Industries, Inc. (b)	1,321	87,913
Grey Wolf, Inc. (b)	199,792	1,538,398
Helix Energy Solutions Group, Inc. (b)	120,400	4,859,343
Hydril Co. (b)	18,800	1,476,176
Maverick Tube Corp. (b)	10,100	638,219
National-Oilwell, Inc. (b)	46,452	2,941,341
New Jersey Resources Corp.	13,794	645,283
Newfield Exploration Co. (b)	68,100	3,332,814
Oceaneering International, Inc. (b)	108,200	4,960,969
Oil States International, Inc. (b)	26,800	918,704
Parker Drilling Co. (b)	19,800	142,164
Pioneer Drilling Co. (b)	23,700	365,928
Range Resources Corp.	81,250	2,209,188
Seacor Holdings, Inc. (b)	6,289	516,327
St. Mary Land & Exploration Co.	169,957	6,840,768
Swift Energy Co. (b)	40,387	1,733,814
Tesoro Petroleum Corp.	12,920	960,731
UGI Corp.	61,901	1,524,003
Unit Corp. (b)	59,800	3,402,022
W-H Energy Services, Inc. (b)	15,100	767,533

		55,046,616

Oil & Gas Exploration Services (1.5%)
Bronco Drilling Co., Inc. (b)	17,790	371,633
Carrizo Oil & Gas, Inc. (b)	26,400	826,584
Comstock Resources, Inc. (b)	28,600	853,996
EXCO Resources, Inc. (b)	144,400	1,646,160
Gmx Resources, Inc. (b)	34,800	1,076,016
Harvest Natural Resources, Inc. (b)	81,997	1,110,239
KCS Energy, Inc. (b)	26,600	790,020
Penn Virginia Corp.	615	42,976
Petrohawk Energy Corp. (b)	63,800	803,880
Pogo Producing Co.	38,603	1,779,598
Quicksilver Resources, Inc. (b)	34,290	1,262,215
RPC, Inc.	14,400	349,632
Seitel Inc. (b)	183,523	653,342

17

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GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Oil & Gas Exploration Services (continued)
Superior Well Services, Inc. (b)	25,000	$622,500
Trico Marine Services, Inc. (b)	2,800	95,200
W&T Offshore, Inc.	21,884	851,069
World Fuel Services Corp.	6,211	283,781

		13,418,841

Packaging (0.2%)
STAMPS.COM, Inc. (b)	53,400	1,485,588

Paper & Related Products (0.0%)
Glatfelter Co.	18,300	290,421

Patient Monitoring Equipment (0.0%)
Aspect Medical Systems, Inc. (b)	10,500	183,120

Pharmaceuticals (1.6%)
Adams Respiratory Therapeutics, Inc. (b)	36,216	1,615,958
Alkermes, Inc. (b)	128,269	2,426,849
Alpharma, Inc., Class A	116,634	2,803,881
Biomarin Pharmaceutical, Inc. (b)	29,500	423,915
Enzon Pharmaceuticals, Inc. (b)	36,386	274,350
ICOS Corp. (b)	2,800	61,572
ImClone Systems, Inc. (b)	19,873	767,893
King Pharmaceuticals, Inc. (b)	96,860	1,646,620
Mannatech, Inc.	4,100	51,701
Medarex, Inc. (b)	6,600	63,426
Medicis Pharmaceutical Corp., Class A	127,600	3,062,401
Noven Pharmaceuticals, Inc. (b)	49,500	886,050
United Therapeutics Corp. (b)	10,600	612,362

		14,696,978

Photographic Products (0.0%)
CPI Corp.	1,058	32,481

Power Conversion/Supply Equipment (0.0%)
Vicor Corp.	21,400	354,598

Printing (0.3%)
Consolidated Graphics, Inc. (b)	17,300	900,638
Vistaprint Ltd. (b)	71,500	1,911,910

		2,812,548

Printing & Publishing (0.0%)
Bowne & Co., Inc.	4,100	58,630

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Publishing (0.1%)
John Wiley & Sons, Inc.	9,649	$320,347
Journal Register Co.	23,900	214,144

		534,491

Real Estate Investment Trust (2.7%)
Affordable Residential Communities	13,300	142,975
American Financial Realty Trust	54,400	526,592
American Home Mortgage Investment Corp.	15,100	556,586
Arbor Realty Trust, Inc.	4,800	120,240
Ashford Hospitality Trust, Inc.	85,950	1,084,689
Biomed Realty Trust, Inc.	22,850	684,129
CBL & Associates Properties, Inc.	44,055	1,715,061
Cedarshopping Centers, Inc.	38,000	559,360
Centracore Properties Trust	2,400	59,400
Deerfield Triarc Capital Corp.	60,900	790,482
Education Realty Trust, Inc.	8,800	146,520
Entertainment Properties Trust	22,100	951,405
Equity Inns, Inc.	77,700	1,286,712
Felcor Lodging Trust, Inc.	38,471	836,360
First Industrial Realty Trust, Inc.	21,700	823,298
Getty Realty Corp.	5,900	167,796
Glimcher Realty Trust	23,400	580,554
GMH Communities Trust	4,500	59,310
Healthcare Realty Trust, Inc.	12,700	404,495
Hersha Hospitality Trust	73,900	686,531
Highwood Properties, Inc.	9,300	336,474
HomeBanc Corp.	17,800	141,332
Hospitality Properties Trust	16,300	715,896
Housevalues, Inc. (b)	93,500	647,955
Inland Real Estate Corp.	45,200	672,576
InnKeepers USA Trust	7,585	131,069
Investors Real Estate Trust	7,900	71,337
JER Investors Trust, Inc.	21,400	332,770
Jones Lang LaSalle, Inc.	28,900	2,530,195
KKR Financial Corp.	28,400	591,004
Lexington Corporate Properties Trust	18,100	390,960
LTC Properties, Inc.	10,700	239,145
Mission West Properties, Inc.	16,772	185,834
Nationwide Health Properties, Inc.	45,700	1,028,707

18

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GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate Investment Trust (continued)
Northstar Realty Finance Corp.	61,118	$734,027
OMEGA Healthcare Investors, Inc.	82,480	1,090,386
Post Properties	13,000	589,420
Republic Property Trust	65,500	647,140
Saul Centers, Inc.	2,976	121,361
Taubman Centers, Inc.	59,986	2,453,427
Winston Hotels, Inc.	12,900	158,025

		25,991,535

Real Estate Management & Development (0.1%)
Avatar Holdings (b)	2,500	142,425
Loopnet, Inc. (b)	9,800	182,378
Realty Income	14,400	315,360
Tarragon Realty Investors, Inc.	3,600	49,860

		690,023

Recreation (0.0%)
Main Street & Main (b)	19,755	126,037

Recreational Vehicles (0.0%)
Thor Industries, Inc.	2,500	121,125

Recycling (0.1%)
Aleris International, Inc. (b)	13,800	632,730

Research & Development (0.0%)
Albany Molecular Research (b)	20,100	214,668
Kendle International (b)	3,775	138,656

		353,324

Restaurants (1.2%)
Bob Evans Farms, Inc.	11,900	357,119
IHOP Corp.	23,700	1,139,496
Lone Star Steakhouse & Saloon, Inc.	75,880	1,990,332
Luby’s Cafeteria, Inc. (b)	29,065	303,148
Panera Bread Co. (b)	35,000	2,353,400
Papa John’s International, Inc. (b)	56,829	1,886,723
PF Chang’s China Bistro, Inc. (b)	72,100	2,741,242
Ryan’s Restaurant Group, Inc. (b)	42,600	507,366

		11,278,826

Retail (5.0%)
Barnes & Noble, Inc.	43,245	1,578,443
Big 5 Sporting Goods Corp.	66,000	1,287,000
BJ’s Restaurants, Inc. (b)	90,535	2,022,552

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Retail (continued)
Blair Corp.	953	$28,352
Blue Nile, Inc. (b)	102,400	3,293,183
Bon-Ton Stores, Inc.	33,287	728,320
Brown Shoe Company, Inc.	56,850	1,937,448
Build-A-Bear Workshop, Inc. (b)	78,300	1,684,233
Carter’s, Inc. (b)	59,800	1,580,514
CBRL Group, Inc.	3,100	105,152
Charlotte Russe Holding, Inc. (b)	55,500	1,328,670
Chipotle Mexican Grill, Inc. (b)	40,504	2,468,719
Citi Trends, Inc. (b)	50,265	2,145,813
Conn’s, Inc. (b)	17,200	456,660
Dollar Tree Stores, Inc. (b)	33,537	888,731
EZCorp, Inc. (b)	6,330	238,578
Genesco, Inc. (b)	12,400	419,988
Gymboree (b)	35,246	1,225,151
J Crew Group, Inc. (b)	91,612	2,514,749
Loews Corp.	65,860	3,383,227
Longs Drug Stores Corp.	3,072	140,145
New York & Company, Inc. (b)	55,200	539,304
Officemax, Inc.	786	32,030
Pacific Sunwear of California, Inc. (b)	23,000	412,390
Pantry, Inc. (b)	58,170	3,347,101
Rare Hospitality International, Inc. (b)	5,800	166,808
Rent-A-Center, Inc. (b)	1,392	34,605
Rex Stores Corp. (b)	28,270	405,675
School Specialty, Inc. (b)	22,800	726,180
Shoe Carnival (b)	9,500	226,670
Spectrum Brands, Inc. (b)	102,400	1,323,008
Stage Store, Inc.	35,405	1,168,365
Talbots, Inc.	31,600	583,020
The Dress Barn, Inc. (b)	107,367	2,721,753
The Finish Line, Inc.	22,800	269,724
Tractor Supply Co. (b)	56,189	3,105,566
Tuesday Morning Corp.	30,400	399,760
Zumiez, Inc. (b)	41,000	1,540,370

		46,457,957

Retirement & Aged Care (0.1%)
Five Star Quality Care, Inc. (b)	89,000	985,230

Schools (0.5%)
Strayer Education, Inc.	48,491	4,709,446

19

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Semiconductor Equipment (0.7%)
Axcelis Technologies, Inc. (b)	124,600	$735,140
Entegris, Inc. (b)	38,800	369,764
Integrated Device Technology, Inc. (b)	41,500	588,470
Micrel, Inc. (b)	36,200	362,362
ON Semiconductor Corp. (b)	254,529	1,496,631
Power Integrations, Inc. (b)	32,100	561,108
Silicon Image, Inc. (b)	15,600	168,168
Tessera Technologies, Inc. (b)	83,300	2,290,750

		6,572,393

Services (0.1%)
Rollins, Inc.	36,400	714,896

Software (0.0%)
Convera Corp., Class A (b)	68,000	456,960

Steel (1.2%)
Chaparral Steel (b)	8,084	582,210
Novamerican Steel, Inc. (b)	2,835	114,732
Olympic Steel, Inc.	21,704	768,105
Oregon Steel Mills, Inc. (b)	14,900	754,834
Reliance Steel & Aluminum Co.	8,114	673,056
Ryerson Tull, Inc.	43,601	1,177,227
Shaw Group, Inc. (b)	33,310	926,018
Shiloh Industries, Inc. (b)	8,178	122,997
Steel Dynamics, Inc.	56,064	3,685,647
Texas Industries, Inc.	41,100	2,182,410

		10,987,236

Storage (0.1%)
Mobile Mini, Inc. (b)	44,300	1,296,218

Technology (0.5%)
Atheros Communications (b)	26,600	504,336
C&D Technologies, Inc.	30,800	231,616
CACI International, Inc., Class A (b)	23,100	1,347,423
Coherent, Inc. (b)	7,000	236,110
Electronics For Imaging, Inc. (b)	40,000	835,200
Intergraph Corp. (b)	33,942	1,068,834
Tessco Technologies, Inc. (b)	9,830	196,993
Watts Industries, Inc., Class A	11,500	385,825

		4,806,337

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Telecommunication Equipment (0.1%)
Anaren Microwave, Inc. (b)	4,400	$90,156
Polycom, Inc. (b)	25,400	556,768

		646,924

Telecommunication Services (1.0%)
Alaska Communications Systems Group, Inc.	40,085	507,075
Arbinet Holdings, Inc. (b)	7,815	43,842
Broadwing Corp. (b)	29,200	302,220
Ciena Corp. (b)	94,900	456,469
CommScope, Inc. (b)	13,100	411,602
CT Communications, Inc.	13,532	309,477
Fairpoint Communications, Inc.	26,500	381,600
First Avenue Networks, Inc. (b)	75,804	824,748
Golden Telecom, Inc.	6,400	162,240
IDT Corp. (b)	78,905	1,088,100
Level 3 Communications, Inc. (b)	138,900	616,716
Oplink Communications, Inc. (b)	7,200	131,832
RCN Corp. (b)	5,300	132,129
SBA Communications Corp. (b)	158,112	4,133,048
Talk America Holdings, Inc. (b)	12,700	78,613
Valor Communications Group	4,807	55,040

		9,634,751

Textiles (0.1%)
DHB Industries, Inc. (b)(c)	69,348	52,011
Greif, Inc.	2,684	201,193
Myers Industries, Inc.	18,800	323,172

		576,376

Toys (0.3%)
Hasbro, Inc.	65,157	1,179,993
Jakks Pacific, Inc. (b)	85,514	1,717,977

		2,897,970

Transportation (2.8%)
Air Methods Corp (b)	15,191	397,700
Arkansas Best Corp.	7,495	376,324
Bristow Group, Inc. (b)	6,993	251,748
Continental Airlines, Inc., Class B (b)	15,500	461,900
EGL, Inc. (b)	14,544	730,109
Forward Air Corp.	9,728	396,221

20

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Transportation (continued)
Genesee & Wyoming, Inc. (b)	17,800	$631,366
Greenbrier Cos., Inc.	67,640	2,214,534
Heartland Express, Inc.	43,759	782,849
J.B. Hunt Transport Services, Inc.	137,800	3,432,598
Kansas City Southern Industries, Inc. (b)	170,092	4,711,548
Kirby Corp. (b)	42,404	1,674,958
Knight Transportation, Inc.	20,216	408,363
Landstar System, Inc.	109,913	5,191,191
Old Dominion Freight Line, Inc. (b)	8,793	330,529
Omega Navigation Enterprises, Inc., Class A (b)	125,320	1,807,114
Pacer International, Inc.	24,400	794,952
SkyWest, Inc.	17,231	427,329
Werner Enterprises, Inc.	51,000	1,033,770

		26,055,103

Travel Services (0.3%)
Ambassadors Group, Inc.	97,360	2,811,757

Utilities (0.7%)
Cleco Corp.	10,100	234,825
Gasco Energy, Inc. (b)	272,300	1,211,735
IDACORP, Inc.	15,100	517,779
Northwestern Corp.	36,607	1,257,450
Pepco Holdings, Inc.	8,457	199,416
Pico Holdings, Inc. (b)	5,880	189,630
PNM Resources, Inc.	29,600	738,816
UniSource Energy Corp.	34,626	1,078,600
Westar Energy, Inc.	33,805	743,710

		6,171,961

Waste Disposal (0.1%)
Metal Management, Inc.	23,552	721,162

Wholesale Distribution (0.2%)
Beacon Roofing Supply, Inc. (b)	80,250	1,766,302
Brightpoint, Inc. (b)	1,320	17,860

		1,784,162

Wireless Equipment (0.3%)
CalAmp Corp. (b)	18,409	163,656
Glenayre Technologies, Inc. (b)	27,714	73,165

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Wireless Equipment (continued)
Powerwave Technologies, Inc. (b)	101,800	$928,416
RF Micro Devices, Inc. (b)	248,000	1,480,560

		2,645,797

		743,189,792

Total Common Stocks		912,026,263

MUTUAL FUND (0.1%)
Infinity BIO-ENERGY Ltd.	94,500	496,125

Total Mutual Fund		496,125

RIGHT (0.0%)
Tianjin Development Holdings Ltd. (b)	41,981	0

Total Right		0

WARRANT (0.0%)
Infinity BIO-ENERGY Ltd. Warrant (b)	189,000	90,720

Total Warrant		90,720

COMMERCIAL PAPER (0.3%)
KBC Financial Products International, 5.33%, 07/03/06	$2,880,000	$2,879,147

Total Commercial Paper		2,879,147

CASH EQUIVALENTS (1.6%)
AIM Liquid Assets Portfolio	15,230,769	15,230,769

Total Cash Equivalents		15,230,769

Total Investments (Cost $785,033,423) (a) — 99.8%		930,723,024
Other assets in excess of liabilities — 0.2%		1,682,097

NET ASSETS — 100.0%		$932,405,121

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

21

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

22

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Euro	07/05/06	$(1,234,731)	$(1,242,772)	$(8,041)
British Sterling Pound	07/05/06	(1,227,284)	(1,237,942)	(10,658)
Japanese Yen	07/05/06	(848,034)	(850,257)	(2,223)
Total Short Contracts:		$(3,310,049)	$(3,330,971)	$(20,922)

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $769,802,654)	$915,492,255
Repurchase agreements, at cost and value	15,230,769

Total Investments	930,723,024

Cash	854
Foreign currencies, at value (cost $235,154)	235,198
Interest and dividends receivable	622,846
Receivable for capital shares issued	502,189
Receivable for investments sold	13,000,988
Reclaims receivable	99,279
Prepaid expenses and other assets	11,974

Total Assets	945,196,352

Liabilities:
Payable for investments purchased	11,189,586
Payable for capital shares redeemed	658,936
Unrealized depreciation on forward foreign currency contracts	20,922
Accrued expenses and other payables:
Investment advisory fees	693,540
Fund administration and transfer agent fees	57,568
Distribution fees	16,424
Administrative servicing fees	83,317
Other	70,938

Total Liabilities	12,791,231

Net Assets	$932,405,121

Represented by:
Capital	$717,350,321
Accumulated net investment income (loss)	544,045
Accumulated net realized gains (losses) from investment and foreign currency transactions	68,811,650
Net unrealized appreciation (depreciation) on investment sand translation of assets and liabilities denominated in foreign currencies	145,699,105

Net Assets	$932,405,121

Net Assets:
Class I Shares	$800,925,276
Class II Shares	86,155,042
Class III Shares	3,327,875
Class IV Shares	41,996,928

Total	$932,405,121

Shares outstanding (unlimited number of shares authorized):
Class I Shares	34,232,425
Class II Shares	3,728,579
Class III Shares	142,126
Class IV Shares	1,794,954

Total	39,898,084

Net asset value and offering price per share:*
Class I Shares	$23.40
Class II Shares	$23.11
Class III Shares	$23.41
Class IV Shares	$23.40

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$449,060
Dividend income (net of foreign withholding tax of $301,994)	5,968,933

Total Income	6,417,993

Expenses:
Investment advisory fees	4,528,207
Fund administration and transfer agent fees	364,422
Distribution fees Class II Shares	104,573
Administrative servicing fees Class I Shares	617,387
Administrative servicing fees Class II Shares	62,701
Administrative servicing fees Class III Shares	2,300
Administrative servicing fees Class IV Shares	29,797
Custodian fees	2,802,772
Trustee fees	17,235
Other	115,673

Total expenses before earnings credit	8,645,067
Earnings credit (Note 6)	(2,775,069)

Total Expenses	5,869,998

Net Investment Income (Loss)	547,995

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	80,050,904
Net realized gains (losses) on foreign currency transactions	(15,367)

Net realized gains (losses) on investment and foreign currency transactions	80,035,537
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(33,930,956)

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	46,104,581

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$46,652,576

See notes to financial statements.

23

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$547,995	$(1,301,141)
Net realized gains (losses) on investment and foreign currency transactions	80,035,537	121,452,717
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(33,930,956)	(14,764,220)

Change in net assets resulting from operations	46,652,576	105,387,356

Distributions to Class I shareholders from:
Net realized gains on investments	(15,390,122)	(98,327,246)
Distributions to Class II shareholders from:
Net realized gains on investments	(1,643,475)	(8,568,979)
Distributions to Class III shareholders from:
Net realized gains on investments	(63,680)	(286,066)
Distributions to Class IV shareholders from:
Net realized gains on investments	(804,451)	(5,128,514)

Change in net assets from shareholder distributions	(17,901,728)	(112,310,805)

Change in net assets from capital transactions	(48,042,906)	49,630,032

Change in net assets	(19,292,058)	42,706,583
Net Assets:
Beginning of period	951,697,179	908,990,596

End of period	$932,405,121	$951,697,179

Accumulated net investment income (loss)	$544,045	$(3,950)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$46,149,039	$67,059,444
Dividends reinvested	15,393,461	98,327,163
Cost of shares redeemed	(117,965,434)	(144,232,974)

	(56,422,934)	21,153,633

Class II Shares
Proceeds from shares issued	18,645,351	27,932,996
Dividends reinvested	1,643,469	8,568,973
Cost of shares redeemed	(10,164,372)	(7,594,280)

	10,124,448	28,907,689

Class III Shares
Proceeds from shares issued	2,166,683	1,343,097
Dividends reinvested	63,680	286,066
Cost of shares redeemed	(1,444,941)	(629,517)

	785,422	999,646

Class IV Shares
Proceeds from shares issued	1,103,482	2,139,926
Dividends reinvested	804,448	5,128,510
Cost of shares redeemed	(4,437,772)	(8,699,372)

	(2,529,842)	(1,430,936)

Change in net assets from capital transactions	$(48,042,906)	$49,630,032

24

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL COMPANY FUND

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	1,885,853	2,859,443
Reinvested	679,921	4,289,345
Redeemed	(4,850,195)	(6,147,433)

	(2,284,421)	1,001,355

Class II Shares
Issued	788,803	1,185,745
Reinvested	73,500	377,859
Redeemed	(425,595)	(329,150)

	436,708	1,234,454

Class III Shares
Issued	87,622	53,774
Reinvested	2,810	12,469
Redeemed	(60,074)	(27,606)

	30,358	38,637

Class IV Shares
Issued	46,085	90,850
Reinvested	35,532	223,721
Redeemed	(183,500)	(369,438)

	(101,883)	(54,867)

See notes to financial statements.

25

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Small Company Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(a)
Class I Shares
Year Ended December 31, 2001(b)	$20.00	—	(1.34)	(1.34)	(0.02)	—	(0.02)	$18.64	(6.70%	)	$743,468	1.20%		0.02%		135.90%
Year Ended December 31, 2002	$18.64	(0.07)	(3.16)	(3.23)	—	—	—	$15.41	(17.33%	)	$561,836	1.18%		(0.33%	)	92.59%
Year Ended December 31, 2003	$15.41	(0.07)	6.39	6.32	—	—	—	$21.73	41.01%		$760,078	1.17%		(0.37%	)	93.72%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	—	(2.90)	(2.90)	$22.96	19.02%		$815,585	1.19%		(0.17%	)	131.75%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	—	(2.99)	(2.99)	$22.78	12.32%		$831,778	1.20%		(0.12%	)	128.34%
Six Months Ended June 30, 2006 (Unaudited)	$22.78	0.02	1.06	1.08	—	(0.46)	(0.46)	$23.40	4.80%	(f)	$800,925	1.18%	(g)	0.13%	(g)	59.99%

Class II Shares
Period Ended December 31, 2002(c)	$18.70	(0.03)	(3.28)	(3.31)	—	—	—	$15.39	(17.70%	)(f)	$2,325	1.44%	(g)	(0.54%	)(g)	92.59%
Year Ended December 31, 2003	$15.39	(0.12)	6.37	6.25	—	—	—	$21.64	40.61%		$18,345	1.42%		(0.63%	)	93.72%
Year Ended December 31, 2004	$21.64	(0.07)	4.13	4.06	—	(2.90)	(2.90)	$22.80	18.78%		$46,906	1.44%		(0.42%	)	131.75%
Year Ended December 31, 2005	$22.80	(0.07)	2.79	2.72	—	(2.99)	(2.99)	$22.53	12.01%		$74,165	1.45%		(0.37%	)	128.34%
Six Months Ended June 30, 2006 (Unaudited)	$22.53	(0.01)	1.05	1.04	—	(0.46)	(0.46)	$23.11	4.67%	(f)	$86,155	1.44%	(g)	(0.10%	)(g)	59.99%

Class III Shares
Period Ended December 31, 2002(d)	$17.48	(0.01)	(2.05)	(2.06)	—	—	—	$15.42	(11.78%	)(f)	$51	1.15%	(g)	(0.25%	)(g)	92.59%
Year Ended December 31, 2003	$15.42	(0.08)	6.40	6.32	—	—	—	$21.74	40.99%		$1,199	1.17%		(0.39%	)	93.72%
Year Ended December 31, 2004	$21.74	(0.03)	4.17	4.14	—	(2.90)	(2.90)	$22.98	19.06%		$1,681	1.19%		(0.15%	)	131.75%
Year Ended December 31, 2005	$22.98	(0.02)	2.83	2.81	—	(2.99)	(2.99)	$22.80	12.31%		$2,548	1.22%		(0.14%	)	128.34%
Six Months Ended June 30, 2006 (Unaudited)	$22.80	0.01	1.06	1.07	—	(0.46)	(0.46)	$23.41	4.75%	(f)	$3,328	1.19%	(g)	0.12%	(g)	59.99%

Class IV Shares
Period Ended December 31, 2003(e)	$15.61	(0.05)	6.17	6.12	—	—	—	$21.73	39.21%	(f)	$48,252	1.16%	(g)	(0.36%	)(g)	93.72%
Year Ended December 31, 2004	$21.73	(0.04)	4.17	4.13	—	(2.90)	(2.90)	$22.96	19.02%		$44,819	1.19%		(0.18%	)	131.75%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	—	(2.99)	(2.99)	$22.78	12.32%		$43,206	1.20%		(0.12%	)	128.34%
Six Months Ended June 30, 2006 (Unaudited)	$22.78	0.02	1.06	1.08	—	(0.46)	(0.46)	$23.40	4.80%	(f)	$41,997	1.17%	(g)	0.15%	(g)	59.99%

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)	For the period from March 5, 2002 (commencement of operations) through December 31, 2002.

(d)	For the period from July 1, 2002 (commencement of operations) through December 31, 2002.

(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(f)	Not annualized.

(g)	Annualized.

See notes to financial statements.

26

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Small Company Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a

27

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

“Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward

28

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

29

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(l)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(m)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

30

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$791,868,739	$183,701,188	$(44,846,903)	$138,854,285

*	The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(n)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers***
- The Dreyfus Corporation (until April 30, 2006)
- Franklin Portfolio Associates, LLC (Effective May 1, 2006)
- Neuberger Berman Management, Inc.
- Gartmore Global Partners**
- American Century Investment Management, Inc.
- Morgan Stanley Investment Management, Inc.
- Waddell & Reed Investment Management Company

**	GMF, as investment adviser, directly manages a portion of the Fund.

***	Affiliate of GMF and GGAMT.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.93% based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees of 0.60% to the subadvisers.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

As of June 30, 2006, Nationwide Financial Services received $730,190 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III or Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III or Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III or Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,675.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $573,632,272 and sales of $638,716,890.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following such review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that the Fund outperformed its benchmark, the Russell 2000 Index for the one- and five-year periods, while underperforming the benchmark for the three-year period ended September 30, 2005. During these periods, the Fund ranked in the top quartile of the Lipper Small-Cap Growth Funds category. In particular, the Board noted that over the one-year period, the Fund outperformed the median of its Lipper category by 391 points. Moreover, the Board considered that this Fund has undergone changes in portfolio managers on the Gartmore-managed sleeve and the Dreyfus subadvised sleeve over the past one-year period.

The Board also reviewed and considered the Fund’s contractual advisory fee, which placed the Fund in the fifth quintile of its Lipper-constructed Expense Group, but within the range of the advisory fees charged by peer funds in the Lipper Expense Group. The Board also considered that the Fund’s total expense ratio was slightly higher than the median of its Lipper Expense Group. The Board discussed with management the absence of breakpoints on the Fund’s advisory fee and determined that management’s decision not to provide breakpoints on this capacity-constrained fund was reasonable. The Board determined that although the contractual advisory fee was higher than the median of the Lipper Expense Group, the

34

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

Fund had consistently delivered good relative performance. The Board considered the adviser’s profitability, in light of the absence of breakpoints, and concluded it was not excessive.

Finally, the Board discussed with the Fund’s chief compliance officer and management, the “dual employee” arrangement Dreyfus had implemented whereby the portfolio managers who provide daily portfolio management services to the Fund on behalf of Dreyfus, do so as dual employees of another Dreyfus-affiliate, Franklin Portfolio Associates, LLC (“FPA)” The Board considered that although Dreyfus and FPA are affiliated companies, under certain circumstances their management structures, supervisory chains of command and internal resources may be distinct. Therefore, the Board concluded that it would be in the best interests of the Fund and its shareholders to terminate the subadvisory agreement with Dreyfus and to hire FPA directly as the Fund’s subadviser effective on May 1, 2006, as permitted under the Fund’s exemptive order (which permits the Fund’s investment adviser to hire and fire unaffiliated subadvisers with Board but not shareholder approval). The Board was satisfied that this will not result in any change to the Fund’s portfolio managers, investment objective or policies.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (collectively, “Nationwide”), the parent companies of Gartmore Global Asset Management Trust (“GGAMT”) and GGAMT’s investment advisory subsidiaries, Gartmore Mutual Fund Capital Trust (“GMFCT”) and Gartmore Morley Capital Management, Inc. (“GMCM”), each of which, along with GGAMT, serves as an investment adviser to various series of the Gartmore Variable Insurance Trust (the “Funds”), announced that Nationwide entered into a definitive agreement for the sale of Gartmore Group Limited (“GGL”), including certain of GGL’s subsidiaries based in the United Kingdom (the “U.K. Sale”). GGL’s U.K. investment advisory subsidiaries includes Gartmore Global Partners (“GGP”), the Fund’s current sub-adviser. Management informed the Board that, pending regulatory approval in the U.K. and other such appropriate jurisdiction, the U.K. Sale is expected to close during the third quarter of 2006, at which time a change in control of GGP will occur that will cause GGP’s current subadvisory agreement with the Fund to terminate. Management recommended that the Board approve a new Subadvisory agreement with newly-unaffiliated GGP, in reliance upon the Manager of Managers Exemptive order the Funds have obtained from the SEC to take effect immediately upon the closing of the U.K. Sale to ensure continued provision of Subadvisory services by GGP to the Fund. The Board considered management’s representation that upon the closing of the U.K. Sale: (1) the Fund will be managed by the same portfolio managers who manage the Fund’s assets at this time; however, they will now do so on behalf of affiliated GGP at this time; (2) that the Fund will be managed in the same way, utilizing the same investment objective and strategies used by affiliated GGP now; and (3) the Subadvisory fees paid to unaffiliated GGP will be the same as those currently paid to affiliated GGP. At the time the Board selected and approved the adviser to the Fund, Board considered, among other factors, the advisory fee compared to a peer group of funds, the extent to which economies of scale would be realized as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. Since the adviser will pay the sub-adviser from the fees paid by the Fund to the adviser, and since the fees and expenses for the Fund will not change as a result of the change to the sub-adviser, the Board did not further consider these factors. Consequently, at its Regular Quarterly Meeting on June 14, 2006, the Board approved the continuation of affiliated GGP’s subadvisory agreement with new unaffiliated GGP, effective immediately upon the closing of the U.K. Sale which as of the date of printing of this report, had not yet occurred.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

36

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

37

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

39

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40

Gartmore GVIT Money Market Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GMM (8/06)

Shareholder

Expense Example	Gartmore GVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Money Market Fund
Class I	Actual	$1,000.00	$1,020.70	$3.26	0.65%
	Hypothetical[1]	$1,000.00	$1,021.58	$3.26	0.65%
Class IV	Actual	$1,000.00	$1,021.40	$2.51	0.50%
	Hypothetical[1]	$1,000.00	$1,022.32	$2.51	0.50%
Class V	Actual	$1,000.00	$1,021.10	$2.81	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%
Class ID	Actual	$1,000.00	$1,007.60	$0.81[a]	0.48%[a]
	Hypothetical[1]	$1,000.00	$1,022.42	$2.41[b]	0.48%[b]

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

a	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

b	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Money Market Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Asset Backed Commercial Paper	38.4%
Commercial Paper	25.4%
Floating Rate Notes	22.4%
U.S. Government Agencies	5.7%
Corporate Bonds	5.6%
Municipal Bonds	2.1%
Certificates of Deposit	1.0%
Liabilities in excess of other assets	-0.6%

100.0%

Top Holdings
Northern Rock PLC, 5.30%, 07/26/06	2.5%
Kitty Hawk Funding Corp., 5.28%, 07/20/06	2.1%
Lockhart Funding LLC, 5.18%, 07/10/06	2.0%
Greyhawk Funding LLC, 5.27%, 07/17/06	2.0%
Georgetown Funding Co., 5.31%, 07/26/06	2.0%
Falcon Asset Securitization Corp., 5.32%, 07/28/06	2.0%
Giro Funding Corp., 5.14%, 07/10/06	1.8%
Federal National Mortgage Association, 4.00%, 08/08/06	1.8%
Dresdner U.S. Finance, Inc., 5.09%, 07/07/06	1.8%
Ormond Quay Funding LLC, 5.35%, 07/31/06	1.7%
Other Assets	80.3%

100.0%

Top Industries
Asset Backed — Yankee	16.2%
Banks — Foreign	9.8%
Asset Backed Trade & Term Receivables	9.6%
Asset Backed — Domestic	6.4%
Asset Backed — Mortgages	6.4%
Security Brokers & Dealers	5.7%
Asset Backed — Residential Mortgages	5.5%
Banks — Mortgages	3.6%
Asset Backed CDO — Trust Preferred	3.6%
Finance Lessors	3.4%
Other Assets	29.8%

100.0%

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Statement of Investments — June 30, 2006 (Unaudited)

	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER (38.4%)
Asset Backed CDO—Trust Preferred (3.6%)
Lockhart Funding LLC (b) (3.6%)
5.32%, 07/03/06	$25,000,000	$24,992,611
5.18%, 07/10/06	40,000,000	39,948,950
5.13%, 08/01/06	5,000,000	4,978,171

		69,919,732

Asset Backed—Domestic (3.0%)
CC USA, Inc. (b) (0.9%)
5.28%, 07/17/06	3,173,000	3,165,582
5.16%, 08/14/06	15,000,000	14,906,500

		18,072,082

Harrier Financial Funding US LLC (b) (2.1%)
5.31%, 07/07/06	10,589,000	10,579,706
5.15%, 07/25/06	11,100,000	11,061,740
5.26%, 08/02/06	10,000,000	9,953,600
5.41%, 08/21/06	10,000,000	9,923,925

		41,518,971

		59,591,053

Asset Backed—Mortgages (6.4%)
Georgetown Funding Co. (b) (3.6%)
5.31%, 07/26/06	40,000,000	39,853,333
5.37%, 07/27/06	30,000,000	29,884,300

		69,737,633

Thornburg Mortgage Capital (b) (2.8%)
5.14%, 07/06/06	14,000,000	13,990,044
5.22%, 07/11/06	15,400,000	15,377,611
5.27%, 07/17/06	20,000,000	19,953,334
5.39%, 07/21/06	5,507,000	5,490,571

		54,811,560

		124,549,193

Asset Backed—Repurchase Agreement (1.6%)
Liquid Funding (b) (1.6%)
5.34%, 07/03/06	20,000,000	19,994,066
5.14%, 08/09/06	12,011,000	11,945,030

		31,939,096

Asset Backed—Residential Mortgages (5.5%)
Klio II Funding Corp. (b) (2.2%)
5.30%, 07/20/06	15,000,000	14,958,200
5.34%, 07/25/06	11,096,000	11,056,646
5.14%, 08/07/06	16,367,000	16,281,714

		42,296,560

	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER (continued)
Asset Backed—Residential Mortgages (continued)
Ormond Quay Funding LLC (b) (3.3%)
5.34%, 07/05/06	$1,739,000	$1,737,970
5.24%, 07/11/06	30,000,000	29,956,444
5.35%, 07/31/06	33,000,000	32,853,701

		64,548,115

		106,844,675

Asset Backed—Trade & Term Receivables (9.6%)
Falcon Asset Securitization Corp. (b) (2.7%)
5.09%, 07/05/06	12,000,000	11,993,253
5.32%, 07/28/06	40,000,000	39,841,000

		51,834,253

Golden Funding Corp. (b) (2.4%)
5.09%, 07/05/06	15,000,000	14,991,567
5.12%, 07/07/06	7,000,000	6,994,050
5.32%, 07/20/06	25,000,000	24,930,069

		46,915,686

Kitty Hawk Funding Corp. (b) (3.1%)
5.28%, 07/20/06	40,252,000	40,139,728
5.32%, 07/26/06	16,766,000	16,704,408
5.33%, 07/27/06	4,016,000	4,000,599

		60,844,735

Old Line Funding Corp. (b) (1.4%)
5.09%, 07/06/06	20,000,000	19,985,944
5.30%, 07/07/06	8,000,000	7,992,947

		27,978,891

		187,573,565

Asset Backed—Yankee (8.7%)
Giro Funding Corp. (b) (3.5%)
5.12%, 07/06/06	18,583,000	18,569,810
5.14%, 07/10/06	36,000,000	35,953,919
5.15%, 08/14/06	14,063,000	13,975,513

		68,499,242

Greyhawk Funding LLC (b) (3.1%)
5.27%, 07/17/06	40,000,000	39,906,667
5.31%, 07/20/06	20,000,000	19,944,161

		59,850,828

K(2) USA LLC (b) (1.0%)
5.35%, 08/21/06	5,300,000	5,260,206
5.03%, 09/28/06	15,000,000	14,818,292

		20,078,498

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER (continued)
Asset Backed—Yankee (continued)
Stanfield Victoria Funding LLC (b) (1.1%)
5.34%, 07/05/06	$11,812,000	$11,805,069
5.12%, 09/29/06	10,000,000	9,875,250

		21,680,319

		170,108,887

Total Asset Backed Commercial Paper		750,526,201

COMMERCIAL PAPER (25.4%)
Banks—Foreign (8.8%)
Alliance & Leicester PLC (b) (1.3%)
4.63%, 07/10/06	25,000,000	24,971,737
5.11%, 09/06/06	1,000,000	990,676

		25,962,413

ANZ National Int’l Ltd. (b) (0.1%)
5.12%, 07/12/06	1,600,000	1,597,521

Barclays U.S. Funding Corp. (2.4%)
5.31%, 07/05/06	4,800,000	4,797,168
5.13%, 07/25/06	5,000,000	4,983,033
5.17%, 08/22/06	25,000,000	24,815,653
5.18%, 08/24/06	12,000,000	11,908,020

		46,503,874

Dresdner U.S. Finance, Inc. (3.1%)
5.09%, 07/07/06	35,000,000	34,970,541
5.27%, 07/21/06	25,000,000	24,927,083

		59,897,624

Societe Generale North American (0.1%)
5.15%, 08/24/06	2,500,000	2,480,988

Svenska Handelsbank, Inc. (0.2%)
5.08%, 07/06/06	4,200,000	4,197,054

UBS Finance (DE) LLC (1.6%)
5.08%, 07/05/06	8,400,000	8,395,277
5.32%, 08/08/06	22,800,000	22,672,688

		31,067,965

		171,707,439

Banks—Mortgage (3.0%)
Northern Rock PLC (b) (3.0%)
5.30%, 07/26/06	48,300,000	48,122,900
5.31%, 07/31/06	10,000,000	9,955,917

		58,078,817

	Principal Amount	Value

COMMERCIAL PAPER (continued)
Book Publishing (3.8%)
McGraw—Hill Cos., Inc. (1.0%)
5.28%, 07/27/06	$19,102,000	$19,029,434

Danaher Corp. (b) (2.8%)
5.30%, 07/14/06	25,000,000	24,952,243
5.32%, 07/18/06	30,000,000	29,924,775

		54,877,018

Finance Lessors (3.4%)
PB Finance (Delaware) (3.4%)
5.10%, 07/05/06	12,195,000	12,188,117
5.16%, 07/10/06	25,000,000	24,967,874
5.32%, 07/11/06	8,000,000	7,988,200
5.32%, 07/12/06	3,000,000	2,995,133
5.11%, 07/14/06	15,000,000	14,972,538
5.27%, 07/17/06	3,783,000	3,774,173

		66,886,035

Financial Services (1.8%)
ING U.S. Funding (1.3%)
5.10%, 07/06/06	25,000,000	24,982,362

Private Export Funding Corp. (b) (0.5%)
5.31%, 07/17/06	10,000,000	9,976,444

		34,958,806

Personal Credit Institutions (0.5%)
General Electric Capital Corp. (0.5%)
5.14%, 10/10/06	10,000,000	9,859,442

Security Brokers & Dealers (1.3%)
Bear Stearns Cos., Inc. (0.8%)
5.11%, 07/05/06	15,000,000	14,991,516

Morgan Stanley Dean Witter & Co. (0.5%)
5.28%, 07/14/06	9,857,000	9,838,242

		24,829,758

Subdividers & Developers (2.8%)
Yorkshire Building Society (2.8%)
5.34%, 07/03/06	21,600,000	21,593,592
5.10%, 07/28/06	10,000,000	9,962,200
5.11%, 08/04/06	10,000,000	9,952,400
5.14%, 10/02/06	14,091,000	13,906,713

		55,414,905

Total Commercial Paper		495,641,654

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

FLOATING RATE NOTES (c) (22.4%)
Asset Backed—CDO (3.3%)
Commodore CDO I Ltd. (b) (1.2%)
5.38%, 09/12/06	$25,000,000	$25,000,000

Newcastle CDO Ltd. (b) (0.8%)
5.35%, 09/25/06	15,000,000	15,000,000

NorthLake CDO (b) (1.3%)
5.33%, 09/06/06	25,000,000	25,000,000

		65,000,000

Asset Backed—Domestic (2.3%)
CC USA, Inc. (b) (1.0%)
5.06%, 05/23/07	20,000,000	19,998,214

Harrier Financial Funding US LLC (b) (1.3%)
5.16%, 09/15/06	25,000,000	24,999,130

		44,997,344

Asset Backed—Yankee (6.8%)
K(2) USA LLC (b) (1.3%)
5.15%, 10/17/06	25,000,000	24,998,542

Premier Asset Collateralized Entity LLC (b) (3.1%)
5.16%, 09/15/06	30,000,000	29,998,751
5.43%, 06/25/07	30,000,000	29,997,717

		59,996,468

Sigma Finance, Inc. (b) (0.8%)
5.16%, 09/12/06	15,000,000	14,999,673

Stanfield Victoria Funding LLC (b) (1.6%)
5.15%, 08/09/06	17,000,000	16,999,725
5.30%, 06/25/07	15,000,000	14,998,623

		31,998,348

		131,993,031

Banks—Domestic (2.0%)
HBOS Treasury Services PLC (1.1%)
5.26%, 06/20/07	22,000,000	22,000,000

Wells Fargo & Co. (b) (0.9%)
5.16%, 07/02/07	17,000,000	17,000,000

		39,000,000

Banks—Mortgage (0.6%)
Northern Rock PLC (b) (0.6%)
5.35%, 07/09/07	12,500,000	12,500,000

	Principal Amount	Value

FLOATING RATE NOTES (c) (continued)
Insurance (1.4%)
Allstate Global Life Funding (b) (1.4%)
5.35%, 06/27/07	$12,500,000	$12,500,000
5.19%, 07/06/07	15,000,000	15,000,000

		27,500,000

Personal Credit Institutions (1.5%)
General Electric Capital Corp. (b) (1.5%)
5.35%, 03/16/07	8,000,000	8,000,000
5.25%, 07/09/07	21,000,000	21,000,000

		29,000,000

Security Brokers & Dealers (4.5%)
Bear Stearns Cos., Inc. (1.0%)
5.27%, 01/12/07	20,000,000	20,000,000

Goldman Sachs Group, Inc. (2.0%)
5.19%, 05/15/07	12,000,000	12,000,000
5.42%, 05/17/07	25,000,000	25,000,000

		37,000,000

Morgan Stanley Dean Witter & Co. (b) (1.5%)
5.15%, 07/03/07	30,000,000	30,000,000

		87,000,000

Total Floating Rate Notes (c)		436,990,375

U.S. GOVERNMENT AGENCIES (5.7%)
Federal Home Loan Bank (1.7%)
4.50%, 11/03/06	23,000,000	23,000,000
4.75%, 12/21/06	10,000,000	10,000,000

		33,000,000

Federal Home Loan Mortgage Corp. (2.2%)
4.75%, 12/29/06	17,620,000	17,620,000
5.30%, 05/11/07	10,000,000	10,000,000
5.38%, 06/04/07	16,500,000	16,500,000

		44,120,000

Federal National Mortgage Association (1.8%)
4.00%, 08/08/06	35,000,000	35,000,000

Total U.S. Government Agencies		112,120,000

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (5.6%)
Asset Backed—Domestic (1.0%)
CC USA, Inc. (b) (1.0%)
5.26%, 04/30/07	$20,000,000	$20,000,000

Asset Backed—Yankee (4.6%)
K(2) USA LLC (b) (0.8%)
5.43%, 05/29/07	15,000,000	15,000,000

Sigma Finance, Inc. (b) (2.8%)
4.76%, 11/08/06	20,000,000	20,000,000
4.80%, 01/24/07	10,000,000	10,000,000
5.25%, 04/30/07	15,000,000	15,000,000
5.50%, 06/05/07	10,000,000	10,000,000

		55,000,000

Stanfield Victoria Funding LLC (1.0%)
5.72%, 06/25/07	20,000,000	20,000,000

		90,000,000

Total Corporate Bonds		110,000,000

MUNICIPAL BONDS (2.1%)
South Carolina Public Service Authority (0.4%)
5.09%, 07/05/06	7,300,000	7,295,912

Sunshine State Governmental Financing Commission (1.7%)
5.09%, 07/07/06	9,761,000	9,752,752
5.22%, 07/11/06	2,055,000	2,052,032
5.19%, 07/12/06	1,320,000	1,317,915
5.34%, 08/07/06	21,630,000	21,512,176

		34,634,875

Total Municipal Bonds		41,930,787

Principal Amount		Value

CERTIFICATES OF DEPOSIT (1.0%)
Banks—Foreign (1.0%)
HBOS Treasury Services PLC (1.0%)
5.25%, 04/11/07	$20,000,000	$20,000,000

Total Certificates of Deposit		20,000,000

Total Investments (Cost $1,967,209,017) (a) — 100.6%		1,967,209,017
Liabilities in excess of other assets — (0.6%)		(11,149,231)

NET ASSETS — 100.0%		$1,956,059,786

(a)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.

CDO	Collateralized Debt Obligation

See notes financial statements.

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Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $1,967,209,017)	$1,967,209,017
Interest and dividends receivable	4,087,836
Receivable for capital shares issued	471,145
Receivable from adviser	5,485
Prepaid expenses and other assets	19,034

Total Assets	1,971,792,517

Liabilities:
Payable to custodian	400
Payable for capital shares redeemed	14,643,155
Accrued expenses and other payables:
Investment advisory fees	617,146
Fund administration and transfer agent fees	120,021
Administrative servicing fees	224,632
Other	127,377

Total Liabilities	15,732,731

Net Assets	$1,956,059,786

Represented by:
Capital	$1,956,093,358
Accumulated net investment income (loss)	6
Accumulated net realized gains (losses) from investment transactions	(33,578)

Net Assets	$1,956,059,786

Net Assets:
Class I Shares	$1,501,939,158
Class IV Shares	85,602,514
Class V Shares	353,043,773
Class ID Shares	15,474,341

Total	$1,956,059,786

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,501,964,072
Class IV Shares	85,604,564
Class V Shares	353,054,028
Class ID Shares	15,474,341

Total	1,956,097,005

Net asset value and offering price per share:*
Class I Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class ID Shares	$1.00

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$39,356,513
Dividend income	1,043

Total Income	39,357,556

Expenses:
Investment advisory fees	3,210,758
Fund administration and transfer agent fees	563,916
Administrative servicing fees Class I Shares	972,309
Administrative servicing fees Class IV Shares	59,407
Administrative servicing fees Class V Shares	119,106
Trustee fees	26,275
Other	202,310

Total expenses before waived or reimbursed expenses and earnings credit	5,154,081
Expenses waived or reimbursed	(53,221)
Earnings credit (Note 5)	(9,542)

Total Expenses	5,091,318

Net Investment Income (Loss)	34,266,238

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	15

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$34,266,253

See notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$34,266,238		$47,830,923
Net realized gains (losses) on investment transactions	15		725

Change in net assets resulting from operations	34,266,253		47,831,648

Distributions to Class I shareholders from:
Net investment income	(25,434,409)		(33,261,965)
Distributions to Class IV shareholders from:
Net investment income	(1,721,537)		(2,223,527)
Distributions to Class V shareholders from:
Net investment income	(6,989,552)		(12,345,425)
Distributions to Class ID shareholders from:
From net investment income	(120,740	)(a)	—

Change in net assets from shareholder distributions	(34,266,238)		(47,830,917)

Change in net assets from capital transactions	389,670,697		(221,263,202)

Change in net assets	389,670,712		(221,262,471)
Net Assets:
Beginning of period	1,566,389,074		1,787,651,545

End of period	$1,956,059,786		$1,566,389,074

Accumulated net investment income (loss)	$6		$6

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$587,821,836		$855,265,030
Dividends reinvested	25,434,395		34,952,440
Cost of shares redeemed	(284,618,009)		(940,447,391)

	328,638,222		(50,229,921)

Class IV Shares
Proceeds from shares issued	26,827,170		35,014,549
Dividends reinvested	1,721,439		2,344,782
Cost of shares redeemed	(17,061,371)		(47,659,286)

	11,487,238		(10,299,955)

Class V Shares
Proceeds from shares issued	217,431,129		419,876,240
Dividends reinvested	6,989,553		12,960,742
Cost of shares redeemed	(190,349,786)		(593,570,308)

	34,070,896		(160,733,326)

Class ID Shares
Proceeds from shares issued	16,920,882	(a)	—
Dividends reinvested	120,735	(a)	—
Cost of shares redeemed	(1,567,276	)(a)	—

	15,474,341		—

Change in net assets from capital transactions	$389,670,697		$(221,263,202)

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

8

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	587,821,835		855,265,031
Reinvested	25,434,395		34,952,440
Redeemed	(284,618,009)		(940,447,392)

	328,638,221		(50,229,921)

Class IV Shares
Issued	26,827,170		35,014,549
Reinvested	1,721,439		2,344,782
Redeemed	(17,061,371)		(47,659,286)

	11,487,238		(10,299,955)

Class V Shares
Issued	217,431,129		419,876,240
Reinvested	6,989,553		12,960,742
Redeemed	(190,349,786)		(593,570,308)

	34,070,896		(160,733,326)

Class ID Shares
Issued	16,982,289	(a)	—
Reinvested	59,328	(a)	—
Redeemed	(1,567,276	)(a)	—

	15,474,341		—

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Money Market Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)
Class I Shares
Year Ended December 31, 2001(b)	$1.00	0.04		0.04		(0.04)	(0.04)	$1.00	3.60%		$2,869,354	0.55%		3.41%		0.61%		3.35%
Year Ended December 31, 2002	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	1.21%		$2,436,783	0.62%		1.21%		0.62%		1.21%
Year Ended December 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.63%		$1,573,895	0.63%		0.63%		(h	)	(h	)
Year Ended December 31, 2004	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.81%		$1,223,530	0.62%		0.79%		(h	)	(h	)
Year Ended December 31, 2005	$1.00	0.03		0.03		(0.03)	(0.03)	$1.00	2.67%		$1,173,301	0.65%		2.63%		(h	)	(h	)
Six Months Ended June 30, 2006 (Unaudited)	$1.00	0.02		0.02		(0.02)	(0.02)	$1.00	2.07%	(f)	$1,501,939	0.65%	(g)	4.16%	(g)	(h	)	(h	)

Class IV Shares
Period Ended December 31, 2003(c)	$1.00	(e	)	(e	)	(e )	(e )	$1.00	0.46%	(f)	$103,515	0.50%	(g)	0.67%	(g)	0.63%	(g)	0.55%	(g)
Year Ended December 31, 2004	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.94%		$84,415	0.50%		0.91%		0.62%		0.79%
Year Ended December 31, 2005	$1.00	0.03		0.03		(0.03)	(0.03)	$1.00	2.82%		$74,115	0.50%		2.76%		0.65%		2.62%
Six Months Ended June 30, 2006 (Unaudited)	$1.00	0.02		0.02		(0.02)	(0.02)	$1.00	2.14%	(f)	$85,603	0.50%	(g)	4.30%	(g)	0.64%	(g)	4.16%	(g)

Class V Shares
Period Ended December 31, 2002(d)	$1.00	(e	)	(e	)	(e )	(e )	$1.00	0.22%	(f)	$324,950	0.56%	(g)	1.11%	(g)	(h	)	(h	)
Year Ended December 31, 2003	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.71%		$365,299	0.55%		0.70%		(h	)	(h	)
Year Ended December 31, 2004	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.89%		$479,706	0.55%		0.92%		(h	)	(h	)
Year Ended December 31, 2005	$1.00	0.03		0.03		(0.03)	(0.03)	$1.00	2.75%		$318,973	0.57%		2.69%		(h	)	(h	)
Six Months Ended June 30, 2006 (Unaudited)	$1.00	0.02		0.02		(0.02)	(0.02)	$1.00	2.11%	(f)	$353,044	0.56%	(g)	4.24%	(g)	(h	)	(h	)

Class ID Shares
Period Ended June 30, 2006 (Unaudited)(i)	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.76%	(f)	$15,474	0.48%	(g)	4.61%	(g)	(h	)	(h	)

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(d)	For the period from October 21, 2002 (commencement of operations) through December 31, 2002.

(e)	The amount is less than $0.005.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

(i)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Money Market Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issues from developing countries.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(e)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$1,967,209,017	$—	$—	$—

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such as administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Schedule	Fees
Up to $1 billion	0.40%
Next $1 billion	0.38%
Next $3 billion	0.36%
$5 billion or more	0.34%

Effective May 1, 2006, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses from exceeding 0.50% for Class IV shares until at least May 1, 2007.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the Fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

For the six months ended June 30, 2006, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Fiscal Year 2005	Six Months Ended June 30, 2006
$103,443	$116,217	$119,939	$53,221

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25%, 0.20% and 0.10% of the average daily net assets of Class I, Class IV, and Class V shares, respectively, of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $1,094,415 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, the Fund had purchases of $26,500,000 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following such review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that, for the one-, three-, and five years periods, the Fund underperformed the Fund’s benchmark, the iMoney Net First Tier Index, by 63, 62 and 67 basis points, respectively and ranked in the third quartile of the Fund’s Lipper Money Market Funds category for all periods. However, the Board considered that performance of the Fund placed the Fund in the second quintile of the Performance Group constructed by Lipper over the one-, two-, three-, and four-year periods presented in the Lipper report, and in the third quintile over the five-year period presented in the Lipper report. Lipper uses several factors in selecting the comparative peer groups, and one such factor is asset size comparability. Lipper attempts to select some funds whose total average net assets are larger and some funds whose total average net assets are smaller, within a reasonable size range. The Board next reviewed and considered the contractual advisory fee and breakpoints for the Fund and noted that the contractual advisory fee placed the Fund in the third quintile of the Fund’s Lipper-constructed Expense Group and the Fund’s total expense ratio placed the Fund below the median of the Fund’s Expense Group. Finally, the Board received and considered the adviser’s profitability and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20

Gartmore GVIT Money Market Fund II

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

5	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GMM2

Shareholder

Expense Example	Gartmore GVIT Money Market Fund II

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of	Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Money Market II Fund
Class Ia	Actual	$1,000.00	$1,018.70	$5.11	1.02%
	Hypothetical[1]	$1,000.00	$1,019.84	$5.12	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

a	The Money Market Fund II shares have no class designation.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Money Market Fund II

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Commercial Paper	87.7%
Asset Backed Commercial Paper	9.2%
Government Bond	3.1%
Other assets in excess of liabilities	0.0%

100.0%

Top Holdings
Anheuser-Busch Cos., Inc. 5.20%, 07/03/06	3.7%
UBS Finance Delaware LLC, 5.27%, 07/03/06	3.4%
Falcon Asset Securitization Corp., 5.28%, 07/03/06	3.4%
ING (US) Funding LLC, 5.30%, 07/03/06	3.1%
Calyon North American, 5.25%, 07/05/06	3.1%
Old Line Funding Corp., 5.06%, 07/05/06	3.1%
National Australia Funding (DE), 5.21%, 07/11/06	3.1%
Federal Home Loan Bank, 5.12%, 07/12/06	3.1%
Abbey National N America LLC, 5.25%, 07/12/06	3.1%
HSBC USA, Inc., 5.25%, 07/13/06	3.1%
Other Assets	67.8%

100.0%

Top Industries
Banks - Foreign	15.9%
Personal Credit Institutions	9.1%
Asset Backed Trade & Term Receivables	8.6%
Financial Services	8.2%
Miscellaneous Manufacturing	6.2%
Variety Stores	5.7%
Bank Holdings Companies	4.2%
Asset Backed Securities - Yankee	4.1%
Brewery	3.7%
Agricultural Services	3.7%
Other Assets	30.6%

100.0%

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Investments — June 30, 2006 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER (87.7%)
Agricultural Services (3.7%)
Cargill, Inc., 5.25%, 07/03/06 (b)	$3,000,000	$2,999,125
Cargill, Inc., 5.28%, 07/12/06 (b)	10,000,000	9,983,867

		12,982,992

Asset Backed Securities—Yankee (1.3%)
Greyhawk Funding LLC, 5.30%, 07/10/06 (b)	4,600,000	4,593,905

Asset Backed Trade & Term Receivables (8.6%)
Falcon Asset Securitization Corp., 5.28%, 07/03/06 (b)	12,000,000	11,996,480
Kitty Hawk Funding Corp., 5.25%, 07/05/06	7,550,000	7,545,596
Old Line Funding Corp., 5.06%, 07/05/06 (b)	11,000,000	10,993,547

		30,535,623

Bank Holdings Companies (4.2%)
KBC Financial Products International, 5.33%, 07/03/06	4,818,000	4,816,573
State Street Corp., 5.22%, 07/10/06	10,000,000	9,986,950

		14,803,523

Banks—Domestic (3.1%)
HSBC USA, Inc., 5.25%, 07/13/06	11,000,000	10,980,750

Banks—Foreign (15.9%)
Abbey National N America LLC, 5.25%, 07/12/06	11,000,000	10,982,354
Calyon North American, 5.25%, 07/05/06	11,000,000	10,993,588
National Australia Funding (DE), 5.21%, 07/11/06	11,000,000	10,984,081
Societe Generale, 5.24%, 07/14/06	11,000,000	10,979,186
UBS Finance Delaware LLC, 5.27%, 07/03/06	12,000,000	11,996,486

		55,935,695

	Principal Amount	Value

COMMERCIAL PAPER (continued)
Brewery (3.7%)
Anheuser-Busch Cos., Inc., 5.20%, 07/03/06 (b)	$13,000,000	$12,996,244

Consumer Durables (3.1%)
Colgate-Palmolive Co., 5.21%, 07/14/06 (b)	11,000,000	10,979,305

Finance—Consumer Sales (1.7%)
Harley-Davidson Funding Corp., 5.11%, 07/07/06 (b)	6,100,000	6,094,805

Finance Lessors (2.8%)
PB Finance (Delaware), 5.30%, 07/10/06	10,000,000	9,986,750

Financial Services (8.2%)
Private Export Funding Corp., 5.26%, 07/05/06 (b)	3,000,000	2,998,247
Prudential Funding LLC, 5.22%, 07/07/06	3,000,000	2,997,390
Prudential Funding LLC, 5.23%, 07/11/06	10,000,000	9,985,472
Rabobank USA Finance Corp., 5.26%, 07/05/06	3,000,000	2,998,247
Rabobank USA Finance Corp., 5.24%, 07/13/06	10,000,000	9,982,533

		28,961,889

Insurance Carriers (3.1%)
ING (US) Funding LLC, 5.30%, 07/03/06	11,000,000	10,996,761

Miscellaneous Manufacturing (6.2%)
Danaher Corp., 5.28%, 07/07/06 (b)	4,000,000	3,996,480
Danaher Corp., 5.17%, 07/11/06 (b)	8,000,000	7,988,289
Honeywell International, 5.24%, 07/05/06 (b)	10,000,000	9,994,178

		21,978,947

Mortgage Bankers (1.4%)
Northern Rock PLC, 5.27%, 07/11/06	5,000,000	4,992,688

Newspapers (2.8%)
Gannett Co., 5.13%, 07/05/06 (b)	10,000,000	9,994,300

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

COMMERCIAL PAPER (continued)
Personal Credit Institutions (9.1%)
American General Finance Corp., 5.18%, 07/07/06	$5,000,000	$4,995,683
American General Finance Corp., 5.25%, 07/12/06	5,000,000	4,991,979
General Electric Capital Corp., 5.14%, 07/05/06	6,000,000	5,996,573
General Electric Capital Corp., 5.22%, 07/07/06	6,000,000	5,994,780
Toyota Motor Credit Corp., 5.50%, 07/07/06	10,000,000	9,991,334

		31,970,349

Short-Term Business Credit (3.1%)
American Express Credit Corp., 5.23%, 07/14/06	11,000,000	10,979,225

Variety Stores (5.7%)
Target Corp., 5.22%, 07/10/06	10,000,000	9,986,950
Wal-Mart Stores, 5.18%, 07/06/06	10,000,000	9,992,806

		19,979,756

Total Commercial Paper		309,743,507

ASSET—BACKED COMMERCIAL PAPER (9.2%)
Asset Backed—Residential Mortgages (2.8%)
Ormond Quay Funding LLC, 5.33%, 07/05/06	10,000,000	9,994,078

Asset Backed CDO—Trust Preferred (3.6%)
Lockhart Funding LLC, 5.32%, 07/03/06 (b)	9,498,000	9,495,193
Lockhart Funding LLC, 5.25%, 07/06/06 (b)	3,191,000	3,188,673

		12,683,866

Asset Backed Securities—Yankee (2.8%)
Stanfield Victoria Funding LLC, 5.18%, 07/05/06	10,000,000	9,994,244

Total Asset-Backed Commercial Paper		32,672,188

	Principal Amount	Value

GOVERNMENT BONDS (3.1%)
U.S. Government Agencies (FHLB) (3.1%)
Federal Home Loan Bank, 5.12%, 07/12/06	$11,000,000	$10,982,791

Total Government Bonds		10,982,791

Total Investments (Cost $353,398,486) (a) — 100.0%		353,398,486

Other assets in excess of liabilities — 0.0%		28,102

NET ASSETS — 100.0%		$353,426,588

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

CDO	Collateralized Debt Obligation

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $353,398,486)	$353,398,486

Cash	674
Interest and dividends receivable	1,765
Receivable for capital shares issued	2,162,746

Total Assets	355,563,671

Liabilities:
Payable for capital shares redeemed	1,835,275
Accrued expenses and other payables:
Investment advisory fees	152,445
Fund administration and transfer agent fees	20,972
Distribution fees	76,223
Administrative servicing fees	31,450
Other	20,718

Total Liabilities	2,137,083

Net Assets	$353,426,588

Represented by:
Capital	$353,424,300
Accumulated net realized gains (losses) from investment transactions	2,288

Net Assets	$353,426,588

Net Assets:
Class I Shares*	$353,426,588

Shares outstanding (unlimited number of shares authorized):
Class I Shares*	353,424,300

Net asset value and offering price per share:**
Class I Shares*	$1.00

*	Shares have no class designation.

**	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$7,010,334
Dividend income	127,469

Total Income	7,137,803

Expenses:
Investment advisory fees	748,220
Fund administration and transfer agent fees	101,496
Distribution fees	374,110
Administrative servicing fees Class I Shares*	221,348
Trustee fees	10,633
Other	72,506

Total expenses before earnings credit	1,528,313
Earnings credit (Note 5)	(32,284)

Total Expenses	1,496,029

Net Investment Income (Loss)	5,641,774

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(42)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,641,732

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MONEY MARKET FUND II

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$5,641,774	$6,675,341
Net realized gains (losses) on investment transactions	(42)	2,366

Change in net assets resulting from operations	5,641,732	6,677,707

Distributions to Class I shareholders from:
Net investment income	(5,641,774)	(6,675,341)

Change in net assets from capital transactions	92,870,083	67,734,090

Change in net assets	92,870,041	67,736,456
Net Assets:
Beginning of period	260,556,547	192,820,091

End of period	$353,426,588	$260,556,547

Accumulated net investment income (loss)	$—	$—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$822,463,601	$1,564,322,849
Dividends reinvested	5,641,767	6,902,929
Cost of shares redeemed	(735,235,285)	(1,503,491,688)

	$92,870,083	$67,734,090

SHARE TRANSACTIONS:
Issued	822,463,601	1,564,322,850
Reinvested	5,641,767	6,902,929
Redeemed	(735,235,285)	(1,503,491,688)

	92,870,083	67,734,091

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Money Market Fund II

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)
Period Ended December 31, 2001(b)	$1.00		(c)		(c)	(c)	(c)	$1.00	0.24%	(d)	$37,411	1.30%	(e)	0.93%	(e)	1.45%	(e)	0.78%	(e)
Year Ended December 31, 2002	$1.00	0.01		0.01		(0.01)	(0.01)	$1.00	0.70%		$110,041	0.99%		0.66%		0.99%		0.66%
Year Ended December 31, 2003	$1.00		(c)		(c)	(c)	(c)	$1.00	0.18%		$147,736	0.95%		0.17%		0.99%		0.13%
Year Ended December 31, 2004	$1.00		(c)		(c)	(c)	(c)	$1.00	0.41%		$192,820	0.96%		0.43%		0.99%		0.40%
Year Ended December 31, 2005	$1.00	0.02		0.02		(0.02)	(0.02)	$1.00	2.26%		$260,557	1.01%		2.24%			(f)	(f	)
Six Months Ended June 30, 2006 (Unaudited)	$1.00	0.02		0.02		(0.02)	(0.02)	$1.00	1.87%	(d)	$353,427	1.02%	(e)	3.75%	(e)		(f)	(f	)

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	For the period from October 2, 2001 (commencement of operations) through December 31, 2001.

(c)	The amount is less than $0.005.

(d)	Not annualized.

(e)	Annualized.

(f)	There were no fee reductions during the period.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Money Market Fund II (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Investments of the Funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issues from developing countries.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(e)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared daily and paid monthly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$353,398,486	$—	$—	$—

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocation is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $1 billion	0.50%
Next $1 billion	0.48%
Next $3 billion	0.46%
$5 billion or more	0.44%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $227,244 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, the Fund had purchases of $228,785,552 of U.S. Government securities.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

11

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following such review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that, for the one- and three-year periods, the Fund underperformed its benchmark, the iMoney Net First Tier Index, by 104 and 106 basis points, respectively, and ranked in the fourth quartile of the Lipper Money Market Funds category for both periods. The Board also considered that performance of the Fund placed it in the fifth quintile of the Performance Group constructed by Lipper over the one-, two-, and three-year period presented in the Report. The Board discussed the Fund’s performance with Gartmore who reminded the Board that the Fund was designed for high inflows and outflows as part of a tactical market allocation product, to accommodate short-term trading. Therefore, the Fund must be managed with a much shorter duration, and the Fund has higher expenses (as discussed below), each of which adversely affects relative performance.

The Board then reviewed and considered the contractual advisory fee and breakpoints for the Fund and noted that the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Expense Group constructed by Lipper. The Trustees considered that total expenses for the Fund placed the Fund above the median of the Fund’s Expense Group. The Board also reviewed and considered the Adviser’s profitability and concluded it was not excessive.

The Board concluded that the Fund has performed as expected, given the need to manage to a shorter duration, and the higher expenses incurred by the Fund. The Board also concluded that while the Fund’s advisory fee when compared to the advisory fees of the Lipper Expense Group is slightly higher than the median of the advisory fees of the Lipper Expense Group, it is

12

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

within the range of the advisory fees charged by the funds in the Lipper Expense Group. Also, while the Fund’s total expenses are higher than the median of the total expenses of the funds in the Lipper Expense Group, this too is understandable given the higher distribution expenses, and the requirements of the Fund to accommodate short-term trading.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

13

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

14

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

15

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

J.P. Morgan GVIT Balanced Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

24	Statement of Assets and Liabilities

24	Statement of Operations

25	Statements of Changes in Net Assets

26	Financial Highlights

27	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-JPGB (8/06)

Shareholder

Expense Example	J.P. Morgan GVIT Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
J.P. Morgan GVIT Balanced Fund
Class I	Actual	$1,000.00	$1,022.50	$5.06	1.01%
	Hypothetical[1]	$1,000.00	$1,019.79	$5.07	1.01%
Class IV	Actual	$1,000.00	$1,023.00	$4.61	0.92%
	Hypothetical[1]	$1,000.00	$1,020.24	$4.62	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	J.P. Morgan GVIT Balanced Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	61.2%
Mortgage-Backed Securities	21.9%
Commercial Paper	10.7%
Corporate Bonds	9.3%
U.S. Government Long-Term Obligations	5.3%
Cash Equivalents	2.1%
Liabilities in excess of other assets	-10.5%

100.0%

Top Holdings*
Federal National Mortgage Association, TBA, 6.50%, 08/01/32	2.3%
Federal Home Loan Mortgage Corporation, TBA, 5.50%, 08/15/36	2.2%
Federal Home Loan Mortgage Corporation, TBA, 6.00%, 08/15/36	1.9%
Exxon Mobil Corp.	1.6%
General Electric Co.	1.3%
Citigroup, Inc.	1.3%
Bank of America Corp.	1.1%
Federal National Mortgage Association, TBA, 5.50%, 08/01/19	0.9%
Altria Group, Inc.	0.9%
U.S. Treasury Note, 4.88%, 05/31/11	0.9%
Other Assets	85.6%

100.0%

Top Industries
Financial Services	21.5%
Federal National Mortgage Association	7.2%
Federal Home Loan Mortgage Corporation	6.4%
Oil & Gas	6.3%
Financial	4.0%
Insurance	3.7%
U.S. Treasury Notes	3.6%
Financial/Banks	3.5%
Drugs	3.1%
Retail	2.9%
Other Assets	37.8%

100.0%

Top Countries
United States	82.8%
United Kingdom	3.5%
Japan	3.0%
France	1.5%
Switzerland	0.7%
Netherlands	0.7%
Bermuda	0.6%
Germany	0.6%
Spain	0.6%
Italy	0.6%
Other Assets	5.4%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (61.2%)
AUSTRALIA (0.3%)
Banking (0.1%)
Australia & New Zealand Banking Group Ltd. (f)	12,585	$248,751
Westpac Banking Corp. (f)	4,229	72,869

		321,620

Financial Services (0.2%)
Macquarie Bank Ltd. (f)	2,865	146,616
Macquarie Infrastructure Group (f)	96,301	240,203

		386,819

		708,439

AUSTRIA (0.1%)
Building & Construction (0.1%)
Wienerberger AG (f)	2,802	132,959

Machinery (0.0%)
Andritz AG (f)	374	61,732

		194,691

BELGIUM (0.1%)
Banking (0.0%)
KBC Groep NV (f)	896	96,153

Chemicals (0.1%)
Solvay SA (f)	901	103,514

		199,667

BRAZIL (0.0%)
Telecommunications (0.0%)
Telekom Austria AG (f)	2,195	48,864

DENMARK (0.3%)
Automotive (0.1%)
Volkswagen AG (f)	3,618	181,117

Financial Services (0.2%)
Deutsche Bank AG (f)	2,529	284,056

Insurance (0.0%)
Allianz AG (f)	429	67,502

Pharmaceuticals (0.0%)
Novo Nordisk A/S (f)	655	41,650

Transportation Services (0.0%)
A P Moller — Maersk A/S (f)	7	54,615

		628,940

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FINLAND (0.2%)
Computer Software & Services (0.0%)
TietoEnator Oyj (f)	966	$27,873

Machinery (0.1%)
Metso Corp. (f)	4,105	148,636

Paper & Related Products (0.1%)
Stora Enso (f)	9,953	138,919

Wireless Equipment (0.0%)
Nokia Oyj (f)	3,068	62,190

		377,618

FRANCE (1.2%)
Banking (0.3%)
Banque Nationale de Paris (f)	3,873	370,310
Societe Generale (f)	1,801	264,404

		634,714

Building & Construction (0.0%)
Bouygues SA (f)	979	50,265

Building Products (0.0%)
Lafarge SA (f)	425	53,265

Chemicals—Diversified (0.1%)
Arkema (b)	2,917	113,812

Chemicals—Specialty (0.1%)
Rhodia SA (b) (f)	55,338	109,977

Electric Utilities (0.1%)
Suez SA (f)	3,793	157,498

Financial Services (0.1%)
Credit Agricole SA (f)	4,100	155,577

Insurance (0.1%)
Axa (f)	7,266	235,142

Manufacturing (0.1%)
Compagnie de Saint-Gobain (f)	3,015	215,120

Oil & Gas (0.2%)
Total SA (f)	5,952	390,952

Pharmaceuticals (0.1%)
Sanofi-Aventis (f)	2,581	251,439

Telecommunications (0.0%)
France Telecom SA (f)	4,093	87,322

3

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FRANCE (continued)
Television (0.0%)
Societe Television Francaise 1 (f)	1,364	$44,435

		2,499,518

GERMANY (0.4%)
Auto Manufacturers (0.1%)
Bayerische Motoren Werke AG (f)	1,741	86,813
Porsche AG (f)	111	107,366

		194,179

Auto Parts & Equipment (0.1%)
Continental AG (f)	1,615	164,986

Chemicals (0.2%)
Bayer AG (f)	5,245	241,007
Lanxess (b) (f)	3,318	130,388

		371,395

		730,560

GREECE (0.2%)
Building Materials (0.0%)
Titan Cement Co. (f)	2,065	96,946

Gambling (0.2%)
OPAP SA (f)	5,876	213,521

		310,467

HONG KONG (0.2%)
Diversified Operations (0.2%)
Swire Pacific Ltd., Class A (f)	24,000	247,718

Real Estate (0.0%)
Henderson Land Development Co. (f)	14,000	72,804

		320,522

IRELAND (0.0%)
Building Products (0.0%)
C.R.H. PLC (f)	1,681	54,718

ITALY (0.5%)
Building Products (0.1%)
Buzzi Unicem SPA (f)	5,264	120,626

Commercial Banks (0.1%)
Banche Popolari Unite Scpa (f)	5,940	153,794
Banco Popolare di Verona e Novara Scrl (f)	1,804	48,326

		202,120

Shares or Principal Amount		Value

COMMON STOCKS (continued)
ITALY (continued)
Insurance (0.1%)
Assicurazioni Generali SPA (f)	4,454	$161,949

Oil & Gas (0.2%)
Eni SPA (f)	16,525	485,332

		970,027

JAPAN (3.0%)
Automotive (0.2%)
Honda Motor Co. Ltd. (f)	8,400	266,865
Toyota Motor Corp. (f)	1,900	99,320

		366,185

Banking (0.1%)
Sumitomo Mitsui Financial Group, Inc. (f)	11	116,508
Sumitomo Trust & Banking Co. Ltd. (The) (f)	4,000	43,800

		160,308

Building & Construction (0.1%)
Obayashi Corp. (f)	21,000	144,442

Building—Residential/Commercial (0.0%)
Daiwa House Industry Co. Ltd. (f)	3,000	47,983

Chemicals (0.3%)
Asahi Kasei Corp. (f)	18,000	117,734
Dainippon Ink & Chemical, Inc. (f)	20,000	75,207
Mitsubishi Chemical Holdings Corp. (f)	25,500	159,456
Mitsui Chemicals, Inc. (f)	19,000	124,193
Showa Denko KK (f)	30,000	133,559

		610,149

Computer Software & Services (0.2%)
Capcom Co. Ltd. (f)	2,000	23,995
CSK Corp. (f)	2,100	95,887
Elpida Memory, Inc. (b) (f)	2,600	97,846
Fujitsu Ltd. (f)	26,000	201,541
Hitachi Information Systems Ltd. (f)	3,900	93,263

		512,532

Consumer Products (0.1%)
Shiseido Co. Ltd. (f)	8,000	156,990

Education (0.0%)
Benesse Corp. (f)	800	27,615

4

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Electric Utilities (0.4%)
Chubu Electric Power Co., Inc. (f)	8,200	$221,524
Kyushu Electric Power Co., Inc. (f)	3,800	88,379
Matsushita Electric Industrial Co. Ltd. (f)	8,000	168,934
Tokyo Electric Power Co. (The) (f)	14,600	403,465

		882,302

Electrical & Electronic (0.0%)
Toshiba Corp. (f)	13,000	84,898

Electrical Equipment (0.1%)
Mitsubishi Electric Corp. (f)	20,000	160,350

Electronic Components (0.0%)
NEC Corp. (f)	14,000	74,682

Financial Services (0.3%)
Daiwa Securities Group, Inc. (f)	13,000	154,932
Mitsubishi UFJ Financial Group, Inc. (f)	17	238,347
Mizuho Financial Group, Inc. (f)	14	118,753
ORIX Corp. (f)	470	114,706

		626,738

Food Products (0.2%)
Yakult Honsha Co. Ltd. (f)	11,600	315,064

Import/Export (0.1%)
Itochu Corp. (f)	13,000	114,432
Sumitomo Corp. (f)	8,000	105,781

		220,213

Office Equipment & Supplies (0.2%)
Canon, Inc. (f)	7,050	345,576
Ricoh Co. Ltd. (f)	6,000	117,722

		463,298

Oil & Gas (0.1%)
Tokyo Gas Co. Ltd. (f)	42,000	197,971

Pharmaceuticals (0.3%)
Chugai Pharmaceutical Ltd. (f)	10,200	208,310
Daiichi Sankyo Co. Ltd. (f)	11,500	316,553
Suzuken Co. Ltd. (f)	700	27,776

		552,639

Photographic Products (0.1%)
Konica Minolta Holdings, Inc. (f)	14,500	183,503

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Real Estate (0.1%)
Cheung Kong Holdings Ltd. (f)	16,000	$173,593
Daito Trust Construction Co. (f)	300	16,645

		190,238

Tobacco (0.1%)
Japan Tobacco, Inc. (f)	45	164,368

Toys (0.0%)
Nintendo Co. Ltd. (f)	200	33,610

		6,176,078

NETHERLANDS (0.7%)
Banking (0.1%)
ABN AMRO Holding NV (f)	5,243	143,568

Building & Construction (0.0%)
Koninklijke BAM Groep NV (f)	2,545	50,491

Distribution (0.1%)
Hagemeyer NV (b) (f)	32,196	148,301

Financial Services (0.3%)
ING Groep NV (f)	12,865	504,990

Human Resources (0.1%)
USG People NV (f)	1,878	143,674
Vedior NV (f)	1,953	40,984

		184,658

Insurance (0.0%)
Aegon NV (f)	2,476	42,264

Oil & Gas (0.0%)
Royal Dutch Shell PLC (f)	2,663	89,495

Printing & Publishing (0.1%)
Wolters Kluwer NV (f)	4,978	117,500

Publishing (0.0%)
Wegener NV (f)	4,448	66,192

		1,347,459

NORWAY (0.0%)
Food & Beverage (0.0%)
Orkla ASA (f)	1,001	46,354

Transportation & Shipping (0.0%)
Bergesen Worldwide Gas ASA (f)	3,668	53,883

		100,237

5

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SINGAPORE (0.1%)
Electronic Components (0.0%)
Venture Corporation Ltd. (f)	11,000	$73,782

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b) (f)	47,000	40,757

Telecommunications (0.1%)
Singapore Telecommunications Ltd. (f)	103,000	165,483

		280,022

SPAIN (0.6%)
Banking (0.2%)
Banco Bilbao Vizcaya Argentaria SA (f)	18,779	386,376

Building & Construction (0.0%)
Actividades de Construcciony Servicios SA (f)	2,438	101,583

Oil & Gas (0.1%)
Repsol YPF SA	8,372	239,729

Retail (0.1%)
Industria de Diseno Textil SA (f)	4,251	179,194

Telecommunications (0.2%)
Telefonica SA (f)	25,231	419,358

		1,326,240

SWEDEN (0.2%)
Banking (0.0%)
Svenska Handelsbanked AB, A Shares (f)	834	21,492

Machinery (0.0%)
Atlas Copco AB (f)	2,936	76,429

Manufacturing (0.2%)
AB SKF (f)	15,489	244,356

Retail (0.0%)
Hennes & Mauritz AB, B Shares (f)	1,900	73,595

Wireless Equipment (0.0%)
Telefonakitiebolaget LM Ericsson, B Shares (f)	13,222	43,650

		459,522

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWITZERLAND (0.7%)
Building Products (0.1%)
Holcim Ltd. (f)	2,003	$153,595

Chemicals-Specialty (0.1%)
Clariant AG (f)	8,891	125,917

Financial Services (0.2%)
Credit Suisse Group (f)	1,297	72,383
UBS AG (f)	2,989	327,285

		399,668

Food & Beverage (0.0%)
Barry Callebaut AG (b) (f)	139	58,677

Medical-Drugs (0.1%)
Serono SA (f)	162	111,536

Pharmaceuticals (0.1%)
Roche Holding AG (f)	2,185	360,655

Retail (0.1%)
Compagnie Finaciere Richemont AG (f)	5,386	246,163

		1,456,211

UNITED KINGDOM (3.5%)
Auto Parts & Equipment (0.1%)
Renault SA (f)	1,499	160,835

Banking (0.1%)
UniCredito Italiano SPA (f)	36,664	286,719

Brewery (0.0%)
Scottish & Newcastle PLC (f)	3,695	34,787

Building—Residential/Commercial (0.1%)
Taylor Woodrow PLC (f)	21,236	130,946

Business Services (0.1%)
Michael Page International PLC (f)	17,586	113,864

Chemicals (0.1%)
Yule Catto & Co. PLC (f)	25,993	109,093

Consumer Durables (0.1%)
Reckitt Benckiser PLC (f)	7,639	285,005

Distribution (0.1%)
Wolseley PLC (f)	7,294	160,555

Diversified Minerals (0.0%)
Anglo American PLC (f)	1,596	65,106

6

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Diversified Operations (0.1%)
LVMH Moet Hennessy Louis Vuitton SA (f)	2,455	$243,303

Electric Utilities (0.1%)
E.ON AG (f)	574	65,960
International Power PLC (f)	24,389	128,081
Scottish & Southern Energy PLC (f)	1,206	25,646

		219,687

Financial Services (0.7%)
3i Group PLC (f)	7,791	129,695
Barclays PLC (f)	23,386	265,082
HBOS PLC (f)	5,063	87,854
HSBC Holdings PLC (f)	38,317	674,122
Legal & General Group PLC (f)	41,107	97,289
Royal Bank of Scotland Group PLC (f)	8,608	282,527

		1,536,569

Food & Beverage (0.2%)
Cadbury Schweppes PLC (f)	5,650	54,402
Premier Foods PLC (f)	34,032	191,950
Tate & Lyle PLC (f)	10,902	121,953

		368,305

Gambling (0.0%)
Sportingbet PLC (f)	13,639	99,155

Human Resources (0.0%)
Hays PLC (f)	29,005	72,306

Insurance (0.2%)
Aviva PLC (f)	16,613	235,095
Prudential PLC (f)	12,339	139,513

		374,608

Metals (0.0%)
Rio Tinto PLC (f)	1,154	60,758

Mining (0.0%)
BHP Billiton PLC (f)	2,704	52,602

Multimedia (0.1%)
Vivendi Universal SA (f)	4,126	144,116

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Oil & Gas (0.4%)
BG Group PLC (f)	19,738	$263,429
BP PLC (f)	47,528	551,016

		814,445

Pharmaceuticals (0.2%)
AstraZeneca PLC (f)	3,321	199,674
GlaxoSmithKline PLC (f)	10,961	305,857

		505,531

Printing & Publishing (0.1%)
EMAP PLC (f)	4,110	64,594
Trinity Mirror PLC (f)	8,023	72,311

		136,905

Retail (0.2%)
Next PLC (f)	3,829	115,380
Tesco PLC (f)	43,685	269,639

		385,019

Technology (0.1%)
Cookson Group PLC (f)	10,682	103,582

Telecommunications (0.3%)
BT Group PLC (f)	11,860	52,392
Vodafone Group PLC (f)	217,627	463,136

		515,528

Tobacco (0.1%)
Imperial Tobacco Group PLC (f)	3,417	105,377

Transportation (0.0%)
British Airways PLC (b) (f)	15,456	97,903

Water (0.0%)
Northumbrian Water Group PLC (f)	15,827	71,661

		7,254,270

UNITED STATES (48.8%)
Advertising (0.1%)
Omnicom Group, Inc.	2,850	253,907

Aerospace & Defense (1.1%)
Armor Holdings, Inc. (b)	1,300	71,279
Boeing Co. (The)	5,150	421,836
General Dynamics Corp.	1,750	114,555

7

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Aerospace & Defense (continued)
Goodrich Corp.	1,400	$56,406
Lockheed Martin Corp.	5,275	378,429
Northrop Grumman Corp.	11,225	719,073
Orbital Sciences Corp. (b)	2,900	46,806
Raytheon Co.	9,250	412,273

		2,220,657

Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	7,100	293,088
Seaboard Corp.	35	44,800

		337,888

Apparel (0.3%)
Coach, Inc. (b)	8,400	251,160
Nike, Inc., Class B	2,700	218,700
Skechers U.S.A., Inc. (b)	825	19,891
Steven Madden Ltd.	250	7,405
Talbots, Inc. (The)	1,600	29,520

		526,676

Auto Parts & Equipment (0.1%)
Arvinmeritor, Inc.	1,525	26,215
Autoliv, Inc.	1,300	73,541
AutoNation, Inc. (b)	3,450	73,967
CSK Auto Corp. (b)	5,750	68,828
TRW Automotive Holdings Corp. (b)	1,725	47,058

		289,609

Broadcast Media/Cable Television (1.2%)
CBS Corp., Class B	19,300	522,065
Cumulus Media, Inc. (b)	1,300	13,871
E.W. Scripps Co., Class A	8,000	345,120
News Corp., Class A	47,850	917,763
Sinclair Broadcast Group, Inc., Class A	5,575	47,722
Time Warner, Inc.	1,600	27,680
Viacom, Inc., Class B (b)	16,500	591,360

		2,465,581

Building—Residential & Commercial (0.1%)
D.R. Horton, Inc.	1,200	28,584
Lennar Corp., Class A	1,300	57,681
NVR, Inc. (b)	100	49,125
Toll Brothers, Inc. (b)	4,900	125,293

		260,683

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Business Services (0.7%)
Acxiom Corp.	2,500	$62,500
BEA Systems, Inc. (b)	5,500	71,995
Catalina Marketing Corp.	2,750	78,265
Ceridian Corp. (b)	2,600	63,544
Convergys Corp. (b)	3,850	75,075
CSG Systems International, Inc. (b)	500	12,370
eBay, Inc. (b)	16,300	477,426
Fair Issac Corp.	100	3,631
FedEx Corp.	2,200	257,092
Global Payment, Inc.	1,250	60,688
Services Acquisition Corp. International (b)	1,525	15,098
Spherion Corp. (b)	9,025	82,308
Sykes Enterprises, Inc. (b)	5,475	88,476
TeleTech Holdings, Inc. (b)	1,725	21,839

		1,370,307

Capital Goods (0.1%)
PerkinElmer, Inc.	2,425	50,683
Stanley Works (The)	1,550	73,191

		123,874

Chemicals/Diversified (0.6%)
Air Products & Chemicals, Inc.	3,300	210,936
Dow Chemical Co.	6,600	257,598
Innospec, Inc.	800	20,336
Praxair, Inc.	8,600	464,400
Rohm & Haas Co.	3,800	190,456
Spartech Corp.	1,000	22,600

		1,166,326

Communication Equipment (1.2%)
CommScope, Inc. (b)	600	18,852
Corning, Inc. (b)	29,900	723,281
InterDigital Communications Corp. (b)	1,425	49,747
Motorola, Inc.	38,675	779,301
Qualcomm, Inc.	19,200	769,344
Tellabs, Inc. (b)	8,400	111,804

		2,452,329

Computer Equipment (1.7%)
Advanced Digital Information Corp. (b)	400	4,708
Apple Computer, Inc. (b)	1,700	97,104
Arrow Electronics, Inc. (b)	2,250	72,450

8

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Computer Equipment (continued)
Avnet, Inc. (b)	2,750	$55,055
Avocent Corp (b)	800	21,000
Cirrus Logic, Inc. (b)	4,025	32,764
EMC Corp. (b)	8,500	93,245
Hewlett-Packard Co.	32,925	1,043,064
International Business Machines Corp.	19,700	1,513,353
Juniper Networks, Inc. (b)	8,700	139,113
Palm, Inc. (b)	3,150	50,715
Sun Microsystems, Inc. (b)	47,700	197,955
Western Digital Corp. (b)	3,550	70,326

		3,390,852

Computer Software & Services (2.4%)
Aspen Technology, Inc. (b)	5,150	67,568
Black Box Corp.	1,525	58,453
BMC Software, Inc. (b)	7,400	176,860
Cadence Design Systems, Inc. (b)	4,100	70,315
Cisco Systems, Inc. (b)	40,900	798,777
Citrix Systems, Inc. (b)	1,700	68,238
Computer Sciences Corp. (b)	1,250	60,550
EarthLink, Inc. (b)	4,625	40,053
Emulex Corp. (b)	4,575	74,435
EPIQ Systems, Inc. (b)	1,150	19,136
Google, Inc., Class A (b)	1,050	440,297
infoUSA, Inc.	500	5,155
Inter-Tel, Inc.	2,300	48,438
Intuit, Inc. (b)	1,300	78,507
Magma Design Automation, Inc. (b)	800	5,880
Microsoft Corp.	61,700	1,437,609
MicroStrategy, Inc. (b)	400	39,008
NCR Corp. (b)	1,800	65,952
NVIDIA Corp. (b)	2,700	57,483
Oracle Corp. (b)	71,725	1,039,295
SonicWALL, Inc. (b)	2,750	24,723
Sybase, Inc. (b)	6,475	125,615
Synopsys, Inc. (b)	2,425	45,517
TriZetto Group, Inc. (The) (b)	5,475	80,975
Unisys Corp. (b)	6,075	38,151

		4,966,990

Conglomerates (0.8%)
Johnson Controls, Inc.	5,800	476,876
Tyco International Ltd.	25,000	687,500
United Technologies Corp.	8,300	526,386

		1,690,762

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Construction & Building Materials (0.4%)
Caterpillar, Inc.	4,800	$357,504
Centex Corp.	2,400	120,720
Deere & Co.	2,500	208,725
LSI Industries, Inc.	400	6,796
Sherwin Williams Co.	1,575	74,781
Texas Industries, Inc.	600	31,860
USG Corp. (b)	775	56,521

		856,907

Consumer Products (1.1%)
Black & Decker Corp.	900	76,014
Colgate-Palmolive Co.	2,350	140,765
CSS Industries, Inc.	200	5,750
Fortune Brands, Inc.	100	7,101
Furniture Brands International, Inc.	2,825	58,873
Kellwood Co.	800	23,416
Kimberly-Clark Corp.	8,275	510,568
Newell Rubbermaid, Inc.	2,850	73,616
Playtex Products, Inc. (b)	3,075	32,072
Procter & Gamble Co.	21,700	1,206,519
Smurfit-Stone Container Corp. (b)	9,050	99,007
Stanley Furniture Co., Inc.	1,100	26,367
Whirlpool Corp.	850	70,253

		2,330,321

Containers & Packaging (0.0%)
Graphic Packaging Corp. (b)	8,775	33,257
Silgan Holdings, Inc.	1,225	45,338

		78,595

Diversified Manufacturing Operations (0.4%)
Danaher Corp.	4,600	295,872
Illinois Tool Works, Inc.	3,100	147,250
Ingersoll-Rand Co.	6,700	286,626
SPX Corp.	1,700	95,115
Teleflex, Inc.	1,625	87,783

		912,646

Drugs (3.1%)
Abbott Laboratories	16,100	702,120
Adolor Corp. (b)	1,050	26,261
Alpharma, Inc., Class A	225	5,409
Amgen, Inc. (b)	19,450	1,268,723
Amylin Pharmaceuticals, Inc. (b)	475	23,451
Barr Pharmaceuticals, Inc. (b)	100	4,769
Cardiome Pharma Corp. (b)	1,725	15,249

9

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Drugs (continued)
CV Therapeutics, Inc. (b)	250	$3,493
Cypress Bioscience (b)	3,225	19,802
Eli Lilly & Co.	5,900	326,093
Endo Pharmaceuticals Holdings, Inc. (b)	2,500	82,450
Illumina, Inc. (b)	2,425	71,926
ImClone Systems, Inc. (b)	1,850	71,484
Johnson & Johnson, Inc.	8,000	479,360
King Pharmaceuticals, Inc. (b)	4,350	73,950
Martek Biosciences Corp. (b)	175	5,066
Medicis Pharmaceutical Corp., Class A	200	4,800
Merck & Co., Inc.	31,675	1,153,919
MGI Pharma, Inc. (b)	500	10,750
Myogen, Inc. (b)	850	24,650
Nektar Therapeutic (b)	1,450	26,593
OSI Pharmaceuticals, Inc. (b)	1,300	42,848
Pfizer, Inc.	52,900	1,241,562
Schering-Plough Corp.	27,100	515,713
Theravance, Inc. (b)	500	11,440
United Therapeutics Corp. (b)	350	20,220
Watson Pharmaceutical, Inc. (b)	1,300	30,264

		6,262,365

Electrical Equipment (1.6%)
Eaton Corp.	5,100	384,540
EMCOR Group, Inc. (b)	1,125	54,754
Energizer Holdings, Inc. (b)	1,400	81,998
General Electric Co.	82,300	2,712,608

		3,233,900

Electrical Services (1.7%)
American Electric Power Co., Inc.	400	13,700
CMS Energy Corp. (b)	13,200	170,808
Consolidated Edison, Inc.	1,400	62,216
Duke Energy Corp.	19,900	584,462
Edison International	11,700	456,300
FirstEnergy Corp.	5,150	279,182
Florida Power & Light, Inc.	1,400	57,932
Headwaters, Inc. (b)	200	5,112
Northeast Utilities	9,800	202,566
NorthWestern Corp.	1,625	55,819
Pinnacle West Capital Corp.	3,300	131,703
PPL Corp.	7,300	235,790

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Electrical Services (continued)
Scana Corp.	2,200	$84,876
Sempra Energy	1,625	73,905
Sierra Pacific Resources (b)	14,100	197,400
TXU Corp.	8,350	499,247
Westar Energy, Inc.	700	14,735
Xcel Energy, Inc.	18,100	347,158

		3,472,911

Electronics (0.2%)
Coherent, Inc. (b)	2,325	78,422
Lam Research Corp. (b)	1,600	74,592
Mettler Toledo International, Inc. (b)	300	18,171
Molecular Devices Corp. (b)	1,000	30,560
MTS Systems Corp.	2,425	95,812
Omnivision Technologies, Inc. (b)	3,750	79,200
Sanmina-SCI Corp. (b)	14,200	65,320
Solectron Corp. (b)	400	1,368

		443,445

Financial (4.0%)
American Express Co.	13,300	707,826
AmeriCredit Corp. (b)	6,175	172,406
BISYS Group, Inc. (b)	1,000	13,700
CharterMac	900	16,839
CIT Group, Inc.	5,300	277,137
Citigroup, Inc.	55,500	2,677,319
CompuCredit Corp. (b)	1,725	66,309
Countrywide Credit Industries, Inc.	8,100	308,448
Credit Acceptance Corp (b)	300	8,142
Dollar Financial Corp. (b)	1,264	22,752
E*TRADE Financial Corp. (b)	3,200	73,024
Fannie Mae	700	33,670
Federal Agricultural Mortgage Corp.,	3,875	107,338
Class C
Federated Investors, Inc.	1,300	40,950
Franklin Resources, Inc.	1,250	108,513
Freddie Mac	10,200	581,502
Gladstone Capital Corp.	400	8,556
Golden West Financial Corp.	2,250	166,950
Goldman Sachs Group, Inc.	7,550	1,135,746
Lehman Brothers Holdings, Inc.	3,650	237,798
Mellon Financial Corp.	900	30,987

10

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Financial (continued)
Merrill Lynch & Co., Inc.	1,300	$90,428
Morgan Stanley	14,200	897,581
Radian Group, Inc.	1,200	74,136
Raymond James Financial, Inc.	2,050	62,054
Washington Mutual, Inc.	7,916	360,811
World Acceptance Corp. (b)	600	21,312

		8,302,234

Financial/Banks (3.5%)
1st Source Corp.	200	6,766
A.G. Edwards, Inc.	325	17,979
BancFirst Corp.	2,325	104,044
Bank of America Corp.	46,300	2,227,029
Bank of New York Co., Inc.	1,600	51,520
BB&T Corp.	3,900	162,201
Camden National Corp.	700	27,930
Capital One Financial Corp.	4,500	384,525
Comerica, Inc.	4,500	233,955
Commerce Bancshares, Inc.	300	15,015
Community Bank System, Inc.	400	8,068
Corus Bankshares, Inc.	1,225	32,071
FNB Corp.	1,900	70,300
Great Southern Bancorp, Inc.	1,900	58,007
Heartland Financial USA, Inc.	1,325	35,311
Horizon Financial Corp.	700	19,201
KeyCorp	1,800	64,224
Lakeland Financial Corp.	1,400	34,006
Marshall & Ilsley Corp.	5,000	228,700
New York Community Bancorp, Inc.	6,200	102,362
PNC Financial Services Group	3,925	275,417
Simmons First National Corp., Class A	2,225	64,547
State Street Corp.	6,600	383,394
Suffolk Bancorp	1,425	46,669
Taylor Capital Group, Inc.	700	28,567
TCF Financial Corp.	11,350	300,208
U.S. Bancorp	29,300	904,784
W Holding Co., Inc.	800	5,320
Wachovia Corp.	4,897	264,830
Wells Fargo Co.	16,800	1,126,943

		7,283,893

Funeral Services (0.0%)
Alderwoods Group, Inc. (b)	2,625	51,083

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Food & Beverage (1.1%)
Coca-Cola Co. (The)	24,500	$1,053,989
Coca-Cola Enterprises, Inc.	11,400	232,218
Del Monte Foods Co.	8,650	97,140
General Mills, Inc.	4,400	227,304
Kellogg Co.	1,100	53,273
Kraft Foods, Inc.	10,700	330,630
M & F Worldwide Corp. (b)	1,625	26,163
Pilgrim’s Pride Corp.	400	10,320
SYSCO Corp.	8,400	256,704

		2,287,741

Healthcare (2.0%)
Becton, Dickinson & Co.	300	18,339
Boston Scientific Corp. (b)	3,200	53,888
Coventry Health Care, Inc. (b)	1,362	74,828
Datascope Corp.	1,225	37,779
Emdeon Corp. (b)	6,250	77,563
Gilead Sciences, Inc. (b)	1,050	62,118
Humana, Inc. (b)	1,700	91,290
Immucor, Inc. (b)	500	9,615
LifeCell Corp. (b)	875	27,055
Magellan Health Services (b)	1,425	64,567
McKesson Corp.	10,750	508,260
Medco Health Solutions, Inc. (b)	3,100	177,568
Medtronic, Inc.	1,700	79,764
Mentor Corp.	1,025	44,588
Pediatrix Medical Group, Inc. (b)	1,400	63,420
PER-SE Technologies, Inc. (b)	2,325	58,544
Sepracor, Inc. (b)	6,100	348,554
UnitedHealth Group, Inc.	5,400	241,812
WellPoint, Inc. (b)	15,050	1,095,188
Wyeth	18,400	817,143
Zimmer Holdings, Inc. (b)	2,200	124,784

		4,076,667

Hotels & Motels (0.3%)
Hilton Hotels Corp.	600	16,968
Host Marriott Corp.	17,800	389,286
Marriott International, Inc., Class A	900	34,308
Starwood Hotels & Resorts Worldwide, Inc.	2,800	168,952
Vail Resorts, Inc. (b)	1,125	41,738

		651,252

11

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J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Household Furnishing & Appliances (0.1%)
Kimball International, Inc., Class B	2,225	$43,855
Mohawk Industries, Inc. (b)	2,000	140,700

		184,555

Industrial Goods & Services (0.1%)
Fuller (H. B.) Co.	2,225	96,943
Kaman, Class A	2,425	44,135
Nordson Corp.	2,325	114,344

		255,422

Insurance (2.6%)
ACE Ltd.	3,650	184,654
Aetna, Inc.	19,600	782,627
AFLAC, Inc.	1,200	55,620
Allstate Corp. (The)	600	32,838
AMBAC Financial Group, Inc.	8,500	689,350
American Financial Group, Inc.	1,550	66,495
American International Group, Inc.	4,000	236,200
AmerUs Group Co.	300	17,565
Argonaut Group, Inc. (b)	700	21,028
Assurant, Inc.	4,400	212,960
Chubb Corp. (The)	5,650	281,935
CIGNA Corp.	500	49,255
Conseco, Inc. (b)	1,350	31,185
Genworth Financial, Inc., Class A	11,800	411,112
Great American Financial Resources, Inc.	2,250	47,093
Hartford Financial Services Group, Inc.	9,000	761,399
LandAmerica Financial Group, Inc.	400	25,840
Lincoln National Corp.	1,300	73,372
MBIA, Inc.	4,900	286,895
MetLife, Inc.	1,300	66,573
Navigators Group, Inc. (The) (b)	500	21,910
ProAssurance Corp. (b)	500	24,090
Protective Life Corp.	2,800	130,536
Prudential Financial, Inc.	3,800	295,260
St. Paul Travelers Cos., Inc.	5,050	225,129
W.R. Berkley Corp.	10,350	353,246

		5,384,167

Leisure & Amusements (0.2%)
Carnival Corp.	6,700	279,658
Dover Downs Gaming & Entertainment, Inc.	150	2,946
Walt Disney Co. (The)	5,350	160,500

		443,104

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Machinery (0.3%)
AGCO Corp. (b)	4,050	$106,595
Cummins, Inc.	650	79,463
Cymer, Inc. (b)	1,525	70,852
Flowserve Corp. (b)	625	35,563
Imation Corp.	2,425	99,546
Parker-Hannifin Corp.	800	62,080
Terex Corp. (b)	2,125	209,737
Toro Co. (The)	1,025	47,868

		711,704

Medical Products (0.4%)
Baxter International, Inc.	13,800	507,288
Bruker BioSciences Corp. (b)	11,875	63,650
Cooper Co., Inc. (The)	800	35,432
DJ Orthopedics, Inc. (b)	1,625	59,849
LCA-Vision, Inc.	600	31,746
MedImmune, Inc. (b)	200	5,420
St. Jude Medical, Inc. (b)	500	16,210
Zoll Medical Corp. (b)	800	26,208

		745,803

Metals & Mining (0.7%)
Alcoa, Inc.	13,600	440,095
Century Aluminum Co. (b)	725	25,875
Cleveland-Cliffs, Inc.	750	59,468
Commercial Metals Co.	725	18,633
Freeport-McMoRan Copper & Gold, Inc., Class B	1,400	77,574
Phelps Dodge Corp.	3,150	258,804
Quanex Corp.	850	36,610
Reliance Steel & Aluminum Co.	900	74,655
Southern Copper Corp.	850	75,761
Stillwater Mining Co. (b)	2,450	31,066
United States Steel Corp.	6,100	427,731
USEC, Inc.	1,000	11,850

		1,538,122

Office Equipment & Services (0.1%)
CompX International, Inc.	825	14,768
Marlin Business Services, Inc. (b)	1,450	32,712
Standard Register Co. (The)	6,600	78,210

		125,690

Oil & Gas (4.8%)
Baker Hughes, Inc.	2,100	171,885
BJ Services Co.	1,200	44,712

12

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Oil & Gas (continued)
ChevronTexaco Corp.	14,100	$875,045
Clayton Williams Energy, Inc. (b)	525	18,134
ConocoPhillips	18,328	1,201,033
Devon Energy Corp.	400	24,164
Dynegy, Inc. (b)	1,200	6,564
EOG Resources, Inc.	4,700	325,898
Exxon Mobil Corp.	53,950	3,309,832
Forest Oil Corp. (b)	1,050	34,818
Frontier Oil Corp.	1,300	42,120
Giant Industries, Inc. (b)	200	13,310
Global Industries Ltd. (b)	2,125	35,488
Halliburton Co.	5,400	400,734
Harvest Natural Resources, Inc. (b)	600	8,124
Helmerich & Payne, Inc.	300	18,078
Holly	400	19,280
Kerr-Mcgee Corp.	200	13,870
Marathon Oil Corp.	3,575	297,798
Mariner Energy, Inc. (b)	809	14,861
NICOR, Inc.	2,625	108,938
Occidental Petroleums Corp.	6,850	702,467
ONEOK, Inc.	1,850	62,974
Plains Exploration & Product (b)	2,425	98,310
Schlumberger Ltd.	6,100	397,171
Swift Energy Co. (b)	100	4,293
Todco, Class A	625	25,531
Valero Energy Corp.	11,500	764,979
Veritas DGC, Inc. (b)	2,525	130,240
Weatherford International Ltd. (b)	4,600	228,252
XTO Energy, Inc.	4,100	181,507

		9,580,410

Paper & Forest Products (0.1%)
International Paper Co.	1,600	51,680
Louisiana-Pacific Corp.	2,900	63,510

		115,190

Pharmaceuticals (0.2%)
Alexion Pharmaceuticals, Inc. (b)	750	27,089
Alkermes, Inc. (b)	525	9,933
AmerisourceBergen Corp.	1,600	67,071
AVANIR Pharmaceuticals (b)	1,575	10,773
Cubist Pharmaceuticals, Inc. (b)	1,025	25,810
ICOS Corp. (b)	400	8,796
Isis Pharmaceuticals, Inc. (b)	2,100	12,705

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Pharmaceuticals (continued)
Nastech Pharmaceutical Co., Inc. (b)	1,125	$17,775
Neurocrine Biosciences, Inc. (b)	200	2,120
Progenics Pharmaceuticals, Inc. (b)	375	9,023
Renovis, Inc. (b)	1,325	20,286
Teva Pharmaceutical Industries Ltd.	5,250	165,847
Viropharma, Inc. (b)	625	5,388
Xenoport, Inc. (b)	850	15,394

		398,010

Printing & Publishing (0.6%)
American Greetings Corp., Class A	2,425	50,949
Gannett Co., Inc.	13,900	777,427
McGraw-Hill Cos., Inc. (The)	4,325	217,245
New York Times Co. (The), Class A	1,000	24,540
R.H. Donnelley Corp.	400	21,628
R.R. Donnelley & Sons Co.	1,975	63,101

		1,154,890

Railroads (0.9%)
Burlington Northern Santa Fe Corp.	2,000	158,500
CSX Corp.	9,300	655,092
Norfolk Southern Corp.	21,350	1,136,247

		1,949,839

Real Estate (0.3%)
Crescent Real Estate Equities Co.	3,400	63,104
General Growth Properties, Inc.	1,525	68,717
Mills Corp. (The)	300	8,025
ProLogis	1,000	52,120
Simon Property Group, Inc.	3,725	308,951
Ventas, Inc.	1,850	62,678

		563,595

Real Estate Investment Trusts (0.4%)
American Home Mortgage Investment Corp.	1,125	41,468
Anthracite Capital, Inc.	5,275	64,144
Apartment Investment & Management Co.	2,400	104,279
Arbor Realty Trust, Inc.	600	15,030
Centracore Properties Trust	1,025	25,369
Colonial Properties Trust	1,500	74,100

13

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate Investment Trusts (continued)
Cousins Properties, Inc.	2,725	$84,284
Hospitality Properties Trust	1,300	57,096
Mid-America Apartment Communities, Inc.	1,725	96,169
New Century Financial Corp.	1,500	68,625
Ramco-Gershenson Properties Trust	2,225	59,919
Sunstone Hotel Investors, Inc.	2,625	76,283
Winston Hotels, Inc.	2,425	29,706

		796,472

Restaurants (0.3%)
Darden Restaurants, Inc.	1,850	72,890
Luby’s Cafeteria, Inc. (b)	4,350	45,371
McDonald’s Corp.	10,950	367,920
Papa John’s International, Inc. (b)	1,400	46,480

		532,661

Retail (2.5%)
Abercrombie & Fitch Co.	2,300	127,489
American Eagle Outfitters Ltd.	2,250	76,590
Barnes & Noble, Inc.	4,425	161,513
Best Buy Co., Inc.	1,300	71,292
Big Lots, Inc. (b)	700	11,956
Books-A-Million, Inc.	1,700	28,356
Claire’s Stores, Inc.	2,700	68,877
Costco Wholesale Corp.	2,150	122,830
CVS Corp.	3,500	107,450
Family Dollar Stores, Inc.	500	12,215
Foot Locker, Inc.	300	7,347
Home Depot, Inc.	10,250	366,848
J.C. Penney Co., Inc.	7,650	516,451
Jones Apparel Group, Inc.	600	19,074
Kohl’s Corp. (b)	15,100	892,711
Kroger Co. (The)	10,100	220,786
Longs Drug Stores Corp.	1,025	46,761
Lowe’s Cos., Inc.	5,700	345,819
Nordstrom, Inc.	3,200	116,800
Payless ShoeSource, Inc. (b)	4,450	120,907
Rite Aid Corp. (b)	6,275	26,606
Ross Stores, Inc.	200	5,610
Safeway, Inc.	12,400	322,400
Staples, Inc.	17,000	413,439
SUPERVALU, INC.	2,425	74,448

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Retail (continued)
Target Corp.	9,200	$449,603
Wal-Mart Stores, Inc.	7,400	356,458
WESCO International, Inc. (b)	1,000	69,000
Yum! Brands, Inc.	700	35,189

		5,194,825

Semiconductors (1.1%)
Altera Corp. (b)	12,000	210,600
Amkor Technology, Inc. (b)	4,600	43,516
Applied Materials, Inc.	14,850	241,758
Asyst Technologies, Inc. (b)	1,000	7,530
Broadcom Corp., Class A (b)	8,400	252,420
Freescale Semiconductor, Inc., Class B (b)	2,300	67,620
Intel Corp.	8,800	166,760
Intersil Holding Corp., Class A	1,300	30,225
KLA-Tencor Corp.	1,200	49,884
Linear Technology Corp.	7,100	237,779
LSI Logic Corp. (b)	17,175	153,716
Mattson Technology, Inc. (b)	1,000	9,770
Maxim Integrated Products, Inc.	2,500	80,275
National Semiconductor Corp.	2,950	70,358
ON Semiconductor Corp. (b)	9,250	54,390
Texas Instruments, Inc.	9,800	296,842
Xilinx, Inc.	8,900	201,585

		2,175,028

Steel (0.2%)
Chaparral Steel Co. (b)	700	50,414
Nucor Corp.	4,450	241,412
Steel Dynamics, Inc.	1,525	100,254

		392,080

Technology (0.1%)
Intergraph Corp. (b)	2,625	82,662
Micrel, Inc. (b)	4,125	41,291
Sensient Technologies Corp.	900	18,819
Tech Data Corp. (b)	100	3,831

		146,603

Telecommunications (1.6%)
ADTRAN, Inc.	800	17,944
AT&T, Inc.	41,875	1,167,893
Bellsouth Corp.	5,400	195,480
Carrier Access Corp. (b)	600	4,962

14

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Telecommunications (continued)
CenturyTel, Inc.	1,950	$72,443
Citizens Communications Co.	2,800	36,540
Dobson Communications Corp., Class A (b)	6,375	49,279
EchoStar Communications Corp., Class A (b)	400	12,324
Embarq Corp. (b)	437	17,913
Harris Corp.	1,750	72,643
Lightbridge, Inc. (b)	400	5,180
Sprint Corp.	19,450	388,805
TALK America Holdings, Inc. (b)	2,325	14,392
Verizon Communications, Inc.	36,400	1,219,035

		3,274,833

Tobacco (1.0%)
Altria Group, Inc.	24,400	1,791,692
Loews Corp — Carolina Group	1,525	78,339
Reynolds American, Inc.	2,350	270,955

		2,140,986

Toys (0.0%)
Marvel Entertainment, Inc. (b)	4,200	84,000

Transportation Services (0.2%)
Arkansas Best Corp.	400	20,084
Con-way, Inc.	600	34,758
Continental Airlines, Class B (b)	5,675	169,115
EGL, Inc. (b)	400	20,080
Laidlaw International, Inc.	3,050	76,860
Pacer International, Inc.	800	26,064
Sabre Holdings, Inc.	3,450	75,900

		422,861

Waste Management (0.1%)
Waste Management, Inc.	3,450	123,786

		100,195,037

Total Common Stocks		125,639,107

COMMERCIAL PAPER (10.7%)
Financial Services (10.7%)
Alpine Securitization Corp., 5.07%, 07/06/06	$1,250,000	1,249,438
Cafco LLC, 5.03%, 07/19/06	1,250,000	1,246,856

Principal Amount		Value

COMMERCIAL PAPER (continued)
Financial Services (continued)
Citigroup, 5.12%, 08/02/06	$1,250,000	$1,244,488
Dexia Delaware LLC, 5.15%, 08/16/06	1,500,000	1,490,265
Edison Asset Securitization LLC, 5.24%, 08/15/06	1,250,000	1,242,025
Fairway Finance Corp., 5.24%, 07/20/06	1,500,000	1,496,205
Intesa Funding LLC, 5.04%, 07/03/06	1,500,000	1,499,999
KBC Financial Products International, 5.00%, 07/05/06	1,500,000	1,499,166
Metlife, Inc., 5.09%, 08/08/06	1,500,000	1,492,035
Ranger Funding Co. LLC, 5.02%, 07/05/06	1,000,000	999,442
Sheffield Receivables, 5.16%, 08/09/06	1,250,000	1,243,138
Silver Tower, 5.26%, 08/16/06	1,500,000	1,490,160
Skandinaviska Enskilda Banken, 5.02%, 07/12/06	1,250,000	1,248,085
St. George Bank Ltd., 5.04%, 07/17/06	1,250,000	1,247,425
Stadshypotek Delaware, Inc., 5.13%, 08/10/06	1,000,000	994,410
Windmill Funding Corp., 5.04%, 07/05/06	1,000,000	999,700
Yorktown Capital, 5.18%, 07/17/06	1,250,000	1,247,122

Total Commercial Paper		21,929,959

CORPORATE BONDS (9.3%)
Auto Related (0.6%)
Breed Technologies, Inc., 0.00%, 04/15/08 (e) (f) (g)	125,000	0
Carmax Auto Owner Trust, 4.13%, 05/15/09	885,000	874,173
Carmax Auto Owner Trust, 4.21%, 01/15/10	335,000	329,147
General Motors Acceptance Corp., 6.88%, 08/28/12	25,000	23,554

		1,226,874

15

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Banking (1.1%)
Commonwealth Bank of Australia, 6.02%, 03/15/16 (d) (h)	$225,000	$214,310
Glitnir Banki HF, 6.69%, 06/15/16 (d)	145,000	144,170
HBOS PLC, 5.92%, 10/01/15 (d)	200,000	184,254
Industrial Bank of Korea, 4.00%, 05/19/14 (d)	180,000	169,621
Korea First Bank, 7.27%, 03/03/34 (d)	165,000	170,124
Shinhan Bank, 5.66%, 03/02/35	180,000	162,275
Shinsei Finance, 7.16%, 07/25/16 (d) (i)	225,000	212,004
Suntrust Bank, 2.50%, 11/01/06	275,000	272,197
United Overseas Bank Ltd., 5.38%, 09/03/19 (d)	275,000	257,126
Wachovia Capital Trust III, 5.80%, 03/15/11	340,000	329,936
Woori Bank, 5.75%, 03/13/14 (d)	160,000	158,021

		2,274,038

Broadcast Media/Cable Television (0.1%)
Charter Communications LLC, 8.00%, 04/30/12 (d)	20,000	19,900
Comcast Corp., 6.50%, 01/15/15	125,000	125,979
Comcast Corp., 5.90%, 03/15/16	70,000	67,254
Comcast Corp., 4.95%, 06/15/16	30,000	26,736
DIRECTV Holdings/Finance, 6.38%, 06/15/15	15,000	13,838
Echostar DBS Corp., 7.13%, 02/01/16 (d)	45,000	43,313

		297,020

Building—Residential/Commercial (0.0%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	30,000	27,300
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	31,564
D.R. Horton, Inc., 5.25%, 02/15/15	20,000	17,776

		76,640

Principal Amount		Value

CORPORATE BONDS (continued)
Casino Hotels (0.0%)
MGM Mirage, Inc., 5.88%, 02/27/14	$30,000	$26,888

Chemicals (0.0%)
Huntsman LLC, 11.50%, 07/15/12	30,000	33,525
Polyone Corp., 10.63%, 05/15/10	10,000	10,750

		44,275

Commercial Services (0.0%)
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	31,500

Computer Services (0.2%)
Cisco Systems, Inc., 5.25%, 02/22/11	395,000	387,673
Sungard Data Systems, Inc., 9.13%, 08/15/13 (d)	15,000	15,563
UGS Corp., 10.00%, 06/01/12	25,000	26,875

		430,111

Construction Equipment (0.1%)
CNH Equipment Trust, 4.27%, 01/15/10	125,000	122,775

Containers (0.0%)
Owens-Brockway Glass Container, 8.25%, 05/15/13	20,000	20,050

Diversified Manufacturing Operations (0.1%)
Hutchinson Whamp International Ltd., 7.45%, 11/24/33 (d)	145,000	153,274

Diversified Minerals (0.1%)
Teck Cominco Ltd., 6.13%, 10/01/35	120,000	107,413

Electrical Services (0.8%)
Alabama Power Co., 2.80%, 12/01/06	130,000	128,506
Appalachian Power Co., 5.80%, 10/01/35	110,000	98,145
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	53,660
Dominion Resources, Inc., 7.20%, 09/15/14	95,000	99,812

16

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Electrical Services (continued)
Dominion Resources, Inc., 5.15%, 07/15/15	$120,000	$110,305
FPL Group Capital, Inc., 7.63%, 09/15/06	215,000	215,758
GE Equipment Small Ticket LLC, 4.38%, 07/22/09	200,000	197,096
MidAmerican Energy Holdings, 6.13%, 04/01/36 (d)	250,000	233,696
Nisource Finance Corp., 5.45%, 09/15/20	215,000	194,062
Ohio Power Co. IBC, 6.00%, 06/01/16	80,000	78,887
Pacific Gas & Electric, 6.05%, 03/01/34	70,000	66,067
Pacificorp, 4.30%, 09/15/08	125,000	121,605
Xcel Energy, Inc., 6.50%, 07/01/36	80,000	78,458

		1,676,057

Electronics—Military (0.0%)
L-3 Communications Corp., 5.88%, 01/15/15	15,000	13,988

Financial Services (2.1%)
American General Finance Corp., 3.00%, 11/15/06	315,000	312,117
American General Finance Corp., 4.50%, 11/15/07	330,000	325,040
Anadarko Finance Co., 7.50%, 05/01/31	110,000	118,185
Arch Western Finance, 6.75%, 07/01/13	25,000	23,938
Capital One Financial, 8.75%, 02/01/07	375,000	381,103
Ford Motor Credit Co., 6.62%, 01/15/10	15,000	13,665
Ford Motor Credit Co., 7.25%, 10/25/11	20,000	17,742
Goldman Sachs Group, Inc., 6.45%, 05/01/36	250,000	239,505
HSBC Finance Cap Trust IX, 5.91%, 11/30/35	100,000	95,432

Principal Amount		Value

CORPORATE BONDS (continued)
Financial Services (continued)
International Lease Finance Corp,, 4.88%, 09/01/10	$115,000	$111,228
Kaupthing Bank, 7.13%, 05/19/16 (d)	190,000	190,057
Merrill Lynch & Co., 6.05%, 05/16/16	130,000	129,144
Mizuho JGB Investment, 9.87%, 06/30/08 (d) (h)	190,000	203,441
Mizuho Preferred Capital, 8.79%, 06/30/08 (d) (h)	310,000	325,759
Residential Capital Corp., 6.13%, 11/21/08	315,000	311,349
Residential Capital Corp., 6.38%, 06/30/10	485,000	478,399
Residential Capital Corp., 6.97%, 04/17/09 (d) (i)	455,000	454,974
Service Corp. International, 6.75%, 04/01/16	30,000	27,600
Temasek Financial I Ltd., 4.50%, 09/21/15 (d)	300,000	271,874
UBS Preferred Funding TR V, 6.24%, 05/15/16	130,000	128,072

		4,158,624

Healthcare (0.0%)
HCA, Inc., 6.95%, 05/01/12	10,000	9,762
HCA, Inc., 6.50%, 02/15/16	10,000	9,246

		19,008

Home Furnishings (0.0%)
Sealy Mattress Co., 8.25%, 06/15/14	25,000	25,000

Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15	20,000	20,150
Vail Resorts, Inc., 6.75%, 02/15/14	30,000	28,500

		48,650

Insurance (0.7%)
Axis Capital Holdings, 5.75%, 12/01/14	130,000	122,638
Axis Capital Holdings, 7.50%, 12/01/15	110,000	108,659

17

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Insurance (continued)
Endurance Specialty Holdings, 7.00%, 07/15/34	$125,000	$115,806
Great West Life & Annuity, 7.15%, 05/16/46 (d)	175,000	170,928
ING Groep NV, 5.78%, 12/08/15 (h)	240,000	227,739
Lincoln National Corp., 7.00%, 05/17/66	95,000	94,263
Oil Insurance Ltd., 7.56%, 06/30/11 (d) (h)	220,000	219,008
Stingray Pass Through, 5.90%, 01/12/15 (d)	300,000	283,489

		1,342,530

Mining (0.1%)
Newmont Mining Corp., 5.88%, 04/01/35	120,000	107,397

Motion Pictures & Services (0.1%)
Viacom, Inc., 6.25%, 04/30/16 (d)	110,000	106,782
Viacom, Inc., 6.88%, 04/30/36 (d)	110,000	106,157

		212,939

Motor Vehicles (0.3%)
Daimler Chrysler NA Holding Corp, 5.88%, 03/15/11	550,000	541,008
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	122,956
TRW Automotive, Inc., 9.38%, 02/15/13	21,000	22,313

		686,277

Office Supplies (0.0%)
Acco Brands Corp., 7.63%, 08/15/15	25,000	23,188

Oil & Gas (0.5%)
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	202,463
Chesapeake Energy Corp., 6.50%, 08/15/17	20,000	18,250
Enterprise Production Operations, 5.00%, 03/01/15	175,000	158,035

Principal Amount		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Enterprise Production Operations, 6.65%, 10/15/34	$125,000	$118,598
Gazprom International SA, 5.63%, 07/22/13 (d)	3,322	3,239
Gazprom International SA, 7.20%, 02/01/20	305,000	308,934
Kinder Morgan Energy Partners, 7.40%, 03/15/31	60,000	62,073
Smith International, Inc., 6.00%, 06/15/16	130,000	128,845
XTO Energy, 5.65%, 04/01/16	80,000	75,859

		1,076,296

Paper & Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 06/15/15	20,000	19,100

Pharmaceuticals (0.0%)
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	110,000	98,771

Private Corrections (0.0%)
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,400

Real Estate (0.0%)
SocGen Real Estate LLC, 7.64%, 09/30/07 (d) (h)	90,000	91,908

Sovereign (0.7%)
Federal Republic of Brazil, 12.25%, 03/06/30	160,000	234,800
Republic of Argentina, 4.01%, 08/03/12 (i)	205,000	169,535
Republic of Peru, 7.35%, 07/21/25	75,000	72,000
Republic of Venezuela, 5.75%, 02/26/16	110,000	97,350
Republic of Venezuela, 7.00%, 12/01/18	10,000	9,400
Republic of Venezuela, 9.38%, 01/13/34	45,000	52,763
Russian Federation, 12.75%, 06/24/28	350,000	591,044
United Mexican States, 8.00%, 09/24/22	225,000	250,875

		1,477,767

18

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Special Purpose Entity (1.0%)
Consolidated Communications Holdings, 9.75%, 04/01/12	$15,000	$15,450
Core Invest Grade Trust, 4.73%, 11/30/07	600,000	590,267
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	45,675
ILFC E-Capital Trust I, 5.90%, 12/21/65 (d) (i)	190,000	185,213
Jostens, Inc., 7.63%, 10/01/12	15,000	14,550
Mantis Reef Ltd. II, 4.80%, 11/03/09 (d)	200,000	192,027
Mizuho Capital Investment 1 Ltd., 6.69%, 06/30/16 (d) (h) (i)	204,000	193,580
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16 (h)	180,000	173,626
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	383,480
Resona PFD Global Securities, 7.19%, 07/30/15 (d)	130,000	130,402
Swiss RE Capital I LP, 6.85%, 05/25/16 (d) (h) (i)	115,000	112,866

		2,037,136

Telecommunications (0.5%)
AT&T, Inc., 7.50%, 05/01/07	150,000	152,098
AT&T, Inc., 6.80%, 05/15/36	195,000	193,279
Embarq Corp., 7.08%, 06/01/16	165,000	164,094
Embarq Corp., 8.00%, 06/01/36	70,000	70,357
Qwest Communications International, 8.86%, 02/15/09 (i)	20,000	20,375
Qwest Corp., 8.88%, 03/15/12	5,000	5,275
Rogers Wireless, Inc., 6.38%, 03/01/14	20,000	19,050
Sprint Capital Corp., 6.90%, 05/01/19	205,000	210,614

Principal Amount		Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Tele-Communications, Inc., 7.88%, 08/01/13	$30,000	$32,318
Verizon Global Funding Corp., 5.85%, 09/15/35	225,000	195,738

		1,063,198

Transportation—Rail (0.1%)
BNSF Funding Trust I, 6.61%, 12/15/55	145,000	136,112

Total Corporate Bonds		19,134,204

MORTGAGE-BACKED SECURITIES (21.9%)
Federal Home Loan Mortgage Corporation (6.4%)
5.13%, 10/15/08	850,000	844,030
5.00%, 11/15/28	670,137	659,063
6.75%, 03/15/31	375,000	430,305
6.50%, 09/25/33	446,876	450,505
6.00%, 02/01/35	295,209	290,838
6.50%, 05/15/35	349,777	354,642
TBA, 5.50%, 08/15/36	4,620,000	4,433,759
TBA, 6.00%, 07/01/34	1,750,000	1,722,656
TBA, 6.00%, 08/15/36	4,050,000	3,982,924

		13,168,722

Federal National Mortgage Association (7.2%)
5.00%, 03/15/16	1,355,000	1,300,998
6.63%, 11/15/30	30,000	33,972
6.50%, 10/25/33	425,000	428,660
6.50%, 10/25/33	425,000	428,660
6.50%, 12/25/33	330,000	332,797
6.50%, 12/25/33	420,000	423,559
6.50%, 02/01/35	432,521	434,853
7.00%, 02/01/35	122,653	125,494
TBA, 6.00%, 07/01/35	850,000	836,453
TBA, 5.50%, 07/01/20	1,406,000	1,379,638
TBA, 5.50%, 08/01/19	1,900,000	1,863,188
TBA, 5.50%, 08/15/36	847,000	812,856
TBA, 6.00%, 08/01/29	1,650,000	1,622,156
TBA, 6.50%, 08/01/32	4,790,000	4,809,456

		14,832,740

Financial Services (6.7%)
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.67%, 03/07/11	550,000	535,145

19

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Americredit Automobile Receivables Trust, Series 04-DF, Class A3, 2.98%, 07/06/09	$96,370	$95,188
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	244,371
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	360,179
Capital Auto Receivables Asset Trust, Series 06-1, Class A3, 5.03%, 10/15/09	340,000	336,849
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	419,004
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	499,979
Citigroup Commercial Mortgage Trust, Series 06-C4, Class A3, 5.77%, 03/15/49 (i)	265,000	262,735
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	732,561	716,079
Countrywide Alternative Loan Trust, Series 06-12CB, Class A6, 6.00%, 05/25/36	520,248	513,760
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	177,473
Credit Suisse Mortgage Capital Certificates, Series 06-C3, Class A3, 5.83%, 06/15/38	400,000	399,625
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/18/35	270,000	275,814

Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	$126,164	$126,032
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	460,226
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,147,100
Greenwich Capital Commerical Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	264,654
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	350,000	340,984
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 5.76%, 09/25/34	255,358	257,639
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	449,129
LB-UBS Commercial Mortgage Trust, Series 06-C1, Class A4, 5.16%, 02/15/31	250,000	236,983
LB-UBS Commercial Mortgage Trust, Series 06-C4, Class A4, 5.86%, 06/15/38	190,000	190,938
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	468,228
Merrill Lynch Mortgage Trust, Series 06-C1, Class A4, 5.84%, 05/12/39	120,000	118,764
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	369,649

20

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	$265,000	$244,519
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	237,330
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	119,926	118,234
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	370,000	361,002
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	251,185
Residential Accredit Loans, Inc., Series 06-QS6, Class 1A2, 6.00%, 06/25/36	400,000	397,563
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 5.57%, 07/25/32	25,656	25,662
Residential Asset Securities Corp., Series 03-KS5, Class AIIB, 5.61%, 07/25/33	48,978	49,037
Residential Asset Securitization Trust, Series 06-A2, Class A3, 6.00%, 05/25/36	416,614	411,198
Special Underwriting & Residential Finance, Series 06-BC2, Class A2B, 5.57%, 02/25/37	750,000	742,433
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	235,000	229,954
Volkswagen Auto Lease Trust, Series 04-A, Class A3, 2.84%, 07/20/07	203,758	202,969
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	275,000	269,084
Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 5.58%, 07/25/33	122,056	122,386

Principal Amount		Value

MORTGAGE-BACKED SECURITIES (continued)
Financial Services (continued)
Wachovia Bank Commerical Mortgage Trust, Series 06-C26, Class A3, 6.01%, 06/15/45	$265,000	$266,316
WFS Financial Owner Trust, Series 03-4, Class A4, 3.15%, 05/20/11	149,072	146,393
Wmalt Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1, 6.00%, 07/01/36	405,000	401,472

		13,743,264

Government National Mortgage Association (1.6%)
TBA, 5.50%, 07/01/34	1,623,000	1,572,788
TBA, 6.00%, 07/01/34	1,700,000	1,685,655

		3,258,443

Total Mortgage-Backed Securities		45,003,169

U.S. GOVERNMENT LONG-TERM OBLIGATIONS (5.3%)
U.S. Treasury Bills (0.0%)
4.65%, 09/28/06 (c)	40,000	39,550

U.S. Treasury Bonds (1.7%)
6.25%, 05/15/30	1,425,000	1,614,035
5.38%, 02/15/31	750,000	762,950
4.50%, 02/15/36	1,055,000	945,956
8.88%, 02/15/19 (c)	200,000	265,750

		3,588,691

U.S. Treasury Notes (3.6%)
3.63%, 06/30/07	75,000	73,802
4.63%, 03/31/08	550,000	544,801
4.88%, 05/31/08	835,000	830,336
4.88%, 04/30/11	725,000	717,609
4.88%, 05/31/11	1,805,000	1,786,667
5.13%, 05/15/16	1,715,000	1,712,990
2.38%, 08/15/06 (c)	1,295,000	1,291,054
2.88%, 11/30/06 (c)	25,000	24,758
4.13%, 05/15/15 (c)	200,000	185,711

		7,167,728

Total U.S. Government Long-Term Obligations		10,795,969

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

CASH EQUIVALENTS (2.1%)
AIM Liquid Assets Portfolio	4,294,687	$4,294,687

Total Cash Equivalents		4,294,687

Total Investments (Cost $219,026,531) (a) — 110.5%		226,797,095
Liabilities in excess of other assets — (10.5)%		(21,590,058)

NET ASSETS — 100.0%		$205,207,037

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)	Bond in default.

(f)	Fair Valued Security.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Securities with perpetual maturity. First call date disclosed.

(i)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.

TBA	To Be Announced

At June 30, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation)
Long Contracts:
2	S&P 500 Emini	09/15/06	$127,950	$(70)
1	Russell 2000	09/15/06	365,750	6,120
3	Dow Jones Euro Stoxx 50	09/15/06	140,500	9,688
1	Finanical Times 100 Index	09/15/06	107,705	6,069
104	U.S. 5yr Note	09/29/06	10,754,250	985
11	U.S. 2yr Note	09/29/06	2,230,594	(3,362)
Total Long Contracts			$13,726,749	$19,430
Short Contracts:
20	Euro Bobl Future	08/24/06	$(2,791,590)	$7,704
5	S&P 500	09/15/06	(1,599,250)	(23,524)
24	U.S. 10yr Treasury Note	09/20/06	(2,516,625)	(9,414)
9	U.S. 30yr Treasury Note	09/20/06	(959,906)	(10,150)
Total Short Contracts			$(7,867,371)	$(35,384)

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	07/03/06	$75,162	$76,751	$(1,589)
Swiss Franc	08/14/06	132,370	131,868	502
Danish Kroner	08/14/06	159,023	158,911	112
Euro	08/14/06	1,106,379	1,107,216	(837)
British Sterling Pound	08/14/06	571,376	568,493	2,883
Japanese Yen	08/14/06	499,974	481,279	18,695
Singapore Dollar	08/14/06	134,971	135,981	(1,010)
Total Short Contracts		$2,679,255	$2,660,499	$18,756

22

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia Dollar	08/14/06	$604,207	$586,798	$(17,409)
Swiss Franc	08/14/06	366,130	364,067	(2,063)
Danish Kroner	08/14/06	112,877	112,115	(762)
Euro	08/14/06	134,971	136,407	1,436
British Sterling Pound	08/14/06	357,933	355,612	(2,321)
Japanese Yen	08/14/06	815,051	801,560	(13,491)
Swedish Krone	08/14/06	154,698	156,445	1,747
Singapore Dollars	08/14/06	70,533	69,575	(958)
Total Long Contracts		$2,616,400	$2,582,579	$(33,821)

The following is a summary of option activity for the period ended June 30, 2006, by the Fund (amounts in thousands):

Covered Call Options	Shares Subject To Contract	Premiums
Balance at beginning of period	0	$0
Options written	674	125
Options closed	(390)	(68)
Options expired	(199)	(17)
Options exercised	0	0

Options outstanding at end of period	85	$40

At June 30, 2006, the Fund had the following outstanding options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
90 Day Euro Future	Call	September 2006	94.9	52	$260	$(1,706)
90 Day Euro Future	Call	September 2006	95	104	260	1,529
90 Day Euro Future	Call	September 2006	95.2	52	130	(536)
U.S. Treasury Five Year	Call	August 2006	102.5	12	11,436	4,334
U.S. Treasury Five Year	Call	August 2006	103	24	12,750	(3,976)
U.S. Treasury Ten Year	Put	August 2006	103	30	937.50	1,788
U.S. Treasury Ten Year	Put	August 2006	104	97	13,641	(15,562)
U.S. Treasury Note Future	Put	September 2006	103	30	4,219	(4,072)
U.S. Treasury Bond Future	Put	September 2006	103	12	2,063	1,278
U.S. Treasury Long Bond	Put	June 2006	101	12	750	(4,721)
U.S. Treasury Long Bond	Put	June 2006	102	12	1,125	715
U.S. Treasury Long Bond	Put	June 2006	104	12	3,750	(1,722)
Net Unrealized Appreciation (Depreciation) on Written Option Contracts						$(22,651)

23

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $214,731,844)	$222,502,408
Repurchase agreements, at cost and value	4,294,687

Total Investments	226,797,095

Cash collateral pledged for futures	34,187
Put options written, at fair value (premiums received $39,703)	17,052
Foreign currencies, at value (cost $21,948)	18,730
Interest and dividends receivable	1,754,779
Receivable for capital shares issued	17,137
Receivable for investments sold	43,060,534
Receivable for variation margin on futures contracts	31,642
Reclaims receivable	2,857
Prepaid expenses and other assets	2,755

Total Assets	271,736,768

Liabilities:
Payable to custodian	138,889
Securities sold short, at value (proceeds $126,586)	127,607
Payable for capital shares redeemed	78,254
Payable for investments purchased	65,993,307
Unrealized depreciation of forward foreign currency contracts	15,065
Accrued expenses and other payables:
Investment advisory fees	126,478
Fund administration and transfer agent fees	17,122
Administrative servicing fees	24,367
Other	8,642

Total Liabilities	66,529,731

Net Assets	$205,207,037

Represented by:
Capital	$198,445,950
Accumulated net investment income (loss)	95,341
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	(1,046,027)
Net unrealized appreciation (depreciation) on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	7,711,773

Net Assets	$205,207,037

Net Assets:
Class I Shares	$159,016,144
Class IV Shares	46,190,893

Total	$205,207,037

Shares outstanding (unlimited number of shares authorized):
Class I Shares	15,666,726
Class IV Shares	4,550,286

Total	20,217,012

Net asset value and offering price per share:*
Class I Shares	$10.15
Class IV Shares	$10.15

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$2,166,579
Dividend income (net of foreign withholding tax of $49,628)	1,448,926

Total Income	3,615,505

Expenses:
Investment advisory fees	800,274
Fund administration and transfer agent fees	94,856
Administrative servicing fees Class I Shares	148,013
Administrative servicing fees Class IV Shares	35,886
Trustee fees	3,866
Other	31,092

Total expenses before reimbursed expenses or earnings credit	1,113,987
Expenses reimbursed	(16,988)
Earnings credit (Note 5)	(2,679)

Total Expenses	1,094,320

Net Investment Income (Loss)	2,521,185

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	5,274,755
Net realized gains (losses) on futures transactions	(225,359)
Net realized gains (losses) on foreign currency transactions	62,683

Net realized gains (losses) on investment, futures and foreign currency transactions	5,112,079
Net change in unrealized appreciation/depreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(2,513,454)

Net realized/unrealized gains (losses) on investments, futures, options, and foreign currencies	2,598,625

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,119,810

See notes to financial statements.

24

GARTMORE VARIABLE INSURANCE TRUST

J.P. MORGAN GVIT BALANCED FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,521,185	$4,623,170
Net realized gains (losses) on investment, futures and foreign currency transactions	5,112,079	14,932,975
Net change in unrealized appreciation/depreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(2,513,454)	(13,608,174)

Change in net assets resulting from operations	5,119,810	5,947,971

Distributions to Class I shareholders from:
Net investment income	(1,864,872)	(3,659,435)
Distributions to Class IV shareholders from:
Net investment income	(548,218)	(1,015,674)

Change in net assets from shareholder distributions	(2,413,090)	(4,675,109)

Change in net assets from capital transactions	(23,872,049)	(15,193,383)

Change in net assets	(21,165,329)	(13,920,521)
Net Assets:
Beginning of period	226,372,366	240,292,887

End of period	$205,207,037	$226,372,366

Accumulated net investment income (loss)	$95,341	$(12,754)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,840,212	$14,520,328
Dividends reinvested	1,864,872	3,659,435
Cost of shares redeemed	(28,377,108)	(29,871,913)

	(21,672,024)	(11,692,150)

Class IV Shares
Proceeds from shares issued	765,832	1,984,880
Dividends reinvested	548,218	1,015,674
Cost of shares redeemed	(3,514,075)	(6,501,787)

	(2,200,025)	(3,501,233)

Change in net assets from capital transactions	$(23,872,049)	$(15,193,383)

SHARE TRANSACTIONS:
Class I Shares
Issued	471,858	1,467,988
Reinvested	184,025	369,490
Redeemed	(2,791,196)	(3,005,670)

	(2,135,313)	(1,168,192)

Class IV Shares
Issued	74,683	199,890
Reinvested	54,110	102,530
Redeemed	(343,207)	(655,691)

	(214,414)	(353,271)

See notes to financial statements.

25

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

JP Morgan GVIT Balanced Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$10.00	0.22	(0.60)	(0.38)	(0.22)	(0.22)	$9.40	(3.77%	)	$149,875	0.90%		2.34%		1.03%		2.21%		181.89%
Year Ended December 31, 2002	$9.40	0.19	(1.34)	(1.15)	(0.19)	(0.19)	$8.06	(12.31%	)	$147,289	0.99%		2.22%		1.00%		2.21%		297.08%
Year Ended December 31, 2003	$8.06	0.15	1.32	1.47	(0.15)	(0.15)	$9.38	18.41%		$182,056	0.98%		1.80%		(g	)	(g	)	310.16%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	(0.19)	$9.98	8.49%		$189,232	0.98%		1.96%		(g	)	(g	)	293.17%
Year Ended December 31, 2005	$9.98	0.20	0.05	0.25	(0.20)	(0.20)	$10.03	2.54%		$178,569	0.99%		1.97%		(g	)	(g	)	328.26%
Six months ended June 30, 2006 (Unaudited)	$10.03	0.11	0.12	0.23	(0.11)	(0.11)	$10.15	2.25%	(e)	$159,016	1.01%	(f)	2.24%	(f)	(g	)	(g	)	224.38%

Class IV Shares
Period Ended December 31, 2003(d)	$8.23	0.11	1.16	1.27	(0.12)	(0.12)	$9.38	15.47%	(e)	$50,811	0.91%	(f)	1.79%	(f)	0.96%	(f)	1.74%	(f)	310.16%
Year Ended December 31, 2004	$9.38	0.19	0.60	0.79	(0.19)	(0.19)	$9.98	8.54%		$51,061	0.91%		2.02%		0.98%		1.95%		293.17%
Year Ended December 31, 2005	$9.98	0.21	0.05	0.26	(0.21)	(0.21)	$10.03	2.62%		$47,803	0.91%		2.05%		0.99%		1.96%		328.26%
Six months ended June 30, 2006 (Unaudited)	$10.03	0.12	0.12	0.24	(0.12)	(0.12)	$10.15	2.30%	(e)	$46,191	0.92%	(f)	2.33%	(f)	0.99%	(f)	2.26%	(f)	224.38%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

26

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the J.P. Morgan GVIT Balanced Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is

27

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

28

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in capital.

29

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$220,386,437	$(5,555,707)	$11,966,365	$6,410,658

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund. JPMorgan Investment Management, Inc. (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, the adviser pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $100 million	0.75%	0.40%	0.35%
$100 million or more	0.70%	0.40%	0.30%

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets

30

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2006, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Fiscal Year 2005	Amount Six Months Ended June 30, 2006
$20,093	$32,438	$41,390	$16,988

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $165,981 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $482,056,243 and sales of $594,200,819.

31

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the Fund had purchases of $283,781,709 and sales of $277,753,725 of U.S. Government securities, which are included in the total purchases and sales in the sentence above.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

32

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund had underperformed its composite benchmark (60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index) for the one-, three-, and five-year periods ended September 30, 2005. The Board further noted that the Fund’s performance ranked in the fourth quartile of the Lipper Balanced Funds category for the one-year period, and in the third quartile for the three- and five- year periods. The Board then discussed with management the steps being taken to improve the Fund’s performance, including the addition by JPMorgan of more small-cap and international exposure to the Fund’s equity weighting. The Board directed the Performance Committee to closely monitor the Fund’s future performance to assess the effectiveness of the recent steps taken and to work with the adviser, and to recommend whether further steps should be required to improve performance.

Next, the Board considered the Fund’s contractual advisory fees and breakpoints and noted the Fund’s contractual advisory fee placed it in the fourth quintile of the Fund’s Lipper-constructed Expense Group. The Board also reviewed the Fund’s total expenses which were at the median of its Lipper Expense Group. The Board and management then discussed the

33

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

expense cap that had been in place since the acquisition of this Fund in 2003. As current expenses are running below the cap, management proposed not to renew the expense limitation and the Board agreed. Effective May 1, 2006, the expense cap for this Fund was terminated. Finally, the Board reviewed the adviser’s profitability and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

35

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President–Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

38

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

39

Gartmore GVIT Mid Cap Growth Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

6	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GMCG (8/06)

Shareholder

Expense Example	Gartmore GVIT Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Mid Cap Growth Fund
Class I	Actual	$1,000.00	$1,036.50	$4.90	0.97%
	Hypothetical[1]	$1,000.00	$1,019.99	$4.87	0.97%
Class II	Actual	$1,000.00	$1,034.70	$6.26	1.24%
	Hypothetical[1]	$1,000.00	$1,018.65	$6.23	1.24%
Class III	Actual	$1,000.00	$1,036.40	$4.95	0.98%
	Hypothetical[1]	$1,000.00	$1,019.94	$4.92	0.98%
Class IV	Actual	$1,000.00	$1,036.40	$4.80	0.95%
	Hypothetical[1]	$1,000.00	$1,020.09	$4.77	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Mid Cap Growth Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stock	98.3%
Cash Equivalents	2.5%
Other Investments*	26.3%
Liabilities in excess of other assets**	-27.1%

100.0%

Top Holdings***
Alliance Data Systems Corp.	2.7%
L-3 Communications Holdings, Inc.	2.5%
NII Holdings, Inc.	2.4%
ResMed, Inc.	2.4%
XTO Energy, Inc.	2.1%
Marvel Technology Group Ltd.	2.1%
Coach, Inc.	1.9%
J.B. Hunt Transport Services, Inc.	1.9%
W.R. Berkley Corp.	1.9%
Penn National Gaming, Inc.	1.8%
Other Assets	78.3%

100.0%

Top Industries
Medical Products & Services	9.3%
Retail	8.4%
Oil & Gas	7.9%
Electronics	6.8%
Consumer Products	6.8%
Telecommunications	6.6%
Computer Software & Services	6.6%
Financial Services	5.5%
Consumer & Commercial Services	5.0%
Semiconductors	4.3%
Other Assets	32.8%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MID CAP GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (98.3%)
Aerospace & Defense (2.5%)
L-3 Communications Holdings, Inc.	96,600	$7,285,572

Auction Houses & Art Dealers (1.0%)
Ritchie Brothers Auctioneers, Inc. ADR — CA	51,860	2,757,915

Banks (1.3%)
East West Bancorp, Inc. (c)	100,200	3,798,582

Business Services (1.2%)
Corporate Executive Board Co. (The)	35,500	3,557,100

Computer Software & Services (6.6%)
F5 Networks, Inc. (b)	40,700	2,176,636
Factset Research Systems, Inc. (c)	68,950	3,261,335
Intuit, Inc. (b)	49,000	2,959,110
Navteq Corp. (b)	55,900	2,497,612
Network Appliance, Inc. (b)	147,400	5,203,220
Satyam Computer Services Ltd. ADR — IN (c)	84,400	2,797,016

		18,894,929

Construction (3.0%)
D.R. Horton, Inc.	94,033	2,239,866
Florida Rock Industries (c)	76,600	3,804,722
Pool Corp. (c)	56,900	2,482,547

		8,527,135

Consumer & Commercial Services (5.0%)
Alliance Data Systems Corp. (b)	133,500	7,852,470
Dun & Bradstreet Corp. (b)	49,500	3,449,160
Heartland Payment Systems, Inc. (b) (c)	109,500	3,052,860

		14,354,490

Consumer Products (6.8%)
Crocs, Inc. (b) (c)	132,710	3,337,657
Ecolab, Inc.	81,700	3,315,386
Fortune Brands, Inc.	27,700	1,966,977
Gildan Activewear, Inc., Class A ADR — CA (b)	63,900	3,003,300
Jarden Corp. (b) (c)	141,950	4,322,377
Nutri/System, Inc. (b) (c)	56,900	3,535,197

		19,480,894

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Electronics (6.8%)
Diodes, Inc. (b) (c)	83,915	$3,477,438
FLIR Systems, Inc. (b) (c)	134,300	2,962,658
Jabil Circuit, Inc.	158,900	4,067,840
Microchip Technology, Inc.	154,500	5,183,475
Multi-Fineline Electronix, Inc. (b) (c)	114,300	3,793,617

		19,485,028

Energy (1.2%)
Headwaters, Inc. (b) (c)	135,000	3,450,600

Financial Services (5.5%)
Affiliated Managers Group, Inc. (b) (c)	29,900	2,598,011
BlackRock, Inc. (c)	19,600	2,727,732
Investors Financial Services Corp. (c)	79,000	3,547,100
SEI Investments Co.	85,600	4,184,128
TD Ameritrade Holding Corp.	186,200	2,757,622

		15,814,593

Gaming & Leisure (4.0%)
Penn National Gaming, Inc. (b)	134,700	5,223,666
Scientific Games Corp. (b)	80,600	2,870,972
Shuffle Master, Inc. (b) (c)	100,300	3,287,834

		11,382,472

Healthcare (3.4%)
Express Scripts, Inc. (b)	16,300	1,169,362
Patterson Cos., Inc. (b) (c)	105,500	3,685,115
St. Jude Medical, Inc. (b)	155,100	5,028,342

		9,882,819

Industrial Services & Supplies (0.9%)
Copart, Inc. (b) (c)	108,700	2,669,672

Insurance (1.9%)
W.R. Berkley Corp.	155,500	5,307,215

Machinery (0.5%)
Graco, Inc.	30,700	1,411,586

Medical Products & Services (9.3%)
Dade Behring Holdings, Inc.	88,700	3,693,468
Fisher Scientific International, Inc. (b)	58,300	4,258,815
Kinetic Concept, Inc. (b)	72,153	3,185,555

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MID CAP GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Medical Products & Services (continued)
Palomar Medical Technologies, Inc. (b) (c)	40,200	$1,834,326
QIAGEN N.V. ADR — NL (b) (c)	208,500	2,860,620
ResMed, Inc. (b) (c)	144,600	6,788,969
VCA Antech, Inc. (c) (b) (c)	131,500	4,198,795

		26,820,548

Oil & Gas (7.9%)
EOG Resources, Inc.	61,800	4,285,212
Kinder Morgan, Inc.	34,300	3,426,227
Patterson-UTI Energy, Inc.	158,900	4,498,459
World Fuel Services Corp. (c)	97,300	4,445,637
XTO Energy, Inc.	136,830	6,057,464

		22,712,999

Pharmaceuticals (1.3%)
Barr Pharmaceuticals, Inc. (b)	76,600	3,653,054

Retail (8.4%)
Abercrombie & Fitch Co.	56,300	3,120,709
Bed, Bath & Beyond, Inc. (b) (c)	96,500	3,200,905
Coach, Inc. (b)	180,600	5,399,939
J. Crew Group, Inc. (b)	107,690	2,956,091
Office Depot, Inc. (b)	136,000	5,168,000
Williams-Sonoma, Inc.	125,600	4,276,680

		24,122,324

Scientific & Technical Instruments (1.3%)
Waters Corp. (b)	84,700	3,760,680

Security & Commodity Exchanges (1.0%)
Chicago Mercantile Exchange	5,600	2,750,440

Semiconductors (4.3%)
KLA-Tencor Corp.	7,800	324,246
Marvel Technology Group Ltd. (b)	132,700	5,882,591
MEMC Electronic Materials, Inc. (b)	65,200	2,445,000
QLogic Corp. (b)	180,700	3,115,268
Tessera Technologies, Inc. (b) (c)	17,601	484,028

		12,251,133

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Telecommunications (6.6%)
Amdocs Ltd. ADR — GG (b)	130,400	$4,772,640
Comverse Technology, Inc. (b)	207,100	4,094,367
Neustar, Inc. (b)	89,600	3,024,000
NII Holdings, Inc. (b)	124,500	7,019,310

		18,910,317

Transportation (4.2%)
Expeditors International of Washington, Inc.	60,800	3,405,408
J.B. Hunt Transport Services, Inc.	216,600	5,395,506
Oshkosh Truck Corp.	66,200	3,145,824

		11,946,738

Utilities (1.3%)
MDU Resources Group, Inc.	102,200	3,741,542

Waste Disposal (1.1%)
Stericycle, Inc. (b) (c)	47,200	3,072,720

Total Common Stocks		281,803,097

CASH EQUIVALENTS (2.5%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $7,242,505)	$7,239,429	7,239,429

Total Cash Equivalents		7,239,429

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (26.3%)
Pool of short-term securities for Gartmore Mutual Funds — Note 2 (Securities Lending)	75,402,140	75,402,140

Total Short-Term Securities Held as Collateral for Securities on Loan		75,402,140

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MID CAP GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount	Value

Total Investments (Cost $324,536,190) (a) — 127.1%	$364,444,666
Liabilities in excess of other assets — (27.1%)	(77,883,796)

NET ASSETS — 100.0%	$286,560,870

(a)	See notes to financial statements for tax and unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

(c)	All or part of this security was on loan as of June 30, 2006.

ADR	American Depositary Receipt

CA	Canada

GG	Guernsey

IN	India

NL	Netherlands

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MID CAP GROWTH FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $317,296,762)	$357,205,238
Repurchase agreements, at cost and value	7,239,428

Total Investments	364,444,666

Interest and dividends receivable	126,609
Receivable for capital shares issued	504,477
Receivable for investments sold	1,617,459
Prepaid expenses and other assets	2,233

Total Assets	366,695,444

Liabilities:
Payable for capital shares redeemed	15,775
Payable for investments purchased	4,484,029
Payable for return of collateral received for securities on loan	75,402,140
Accrued expenses and other payables:
Investment advisory fees	168,520
Fund administration and transfer agent fees	18,891
Distribution fees	11,746
Administrative servicing fees	18,108
Other	15,365

Total Liabilities	80,134,574

Net Assets	$286,560,870

Represented by:
Capital	$352,147,401
Accumulated net investment income (loss)	269,647
Accumulated net realized gains (losses) from investments	(105,764,654)
Net unrealized appreciation (depreciation) on investments	39,908,476

Net Assets	$286,560,870

Net Assets:
Class I Shares	$129,175,267
Class II Shares	63,139,878
Class III Shares	1,368,528
Class IV Shares	92,877,197

Total	$286,560,870

Shares outstanding (unlimited number of shares authorized):
Class I Shares	4,591,006
Class II Shares	2,254,735
Class III Shares	48,582
Class IV Shares	3,297,005

Total	10,191,328

Net asset value and offering price per share:*
Class I Shares	$28.14
Class II Shares	$28.00
Class III Shares	$28.17
Class IV Shares	$28.17

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$183,454
Dividend income	1,325,015
Income from securities lending	167,443

Total Income	1,675,912

Expenses:
Investment advisory fees	1,030,806
Fund administration and transfer agent fees	97,530
Distribution fees Class II Shares	53,515
Administrative servicing fees Class I Shares	94,468
Administrative servicing fees Class II Shares	33,139
Administrative servicing fees Class III Shares	1,094
Administrative servicing fees Class IV Shares	66,312
Trustee fees	4,374
Other	35,027

Total expenses before reimbursed expenses or earnings credit	1,416,265
Expenses reimbursed	(9,983)
Earnings credit (Note 6)	(17)

Total Expenses	1,406,265

Net Investment Income (Loss)	269,647

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	24,014,647
Net change in unrealized appreciation/depreciation on investments	(15,830,991)

Net realized/unrealized gains (losses) on investments	8,183,656

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,453,303

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT MID CAP GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$269,647	$(1,122,131)
Net realized gains (losses) on investment transactions	24,014,647	21,483,712
Net change in unrealized appreciation/depreciation on investments	(15,830,991)	1,009,545

Change in net assets resulting from operations	8,453,303	21,371,126

Change in net assets from capital transactions	20,539,767	(24,426,694)

Change in net assets	28,993,070	(3,055,568)
Net Assets:
Beginning of period	257,567,800	260,623,368

End of period	$286,560,870	$257,567,800

Accumulated net investment income (loss)	$269,647	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,602,747	$29,092,365
Cost of shares redeemed	(22,230,549)	(55,193,118)

	(9,627,802)	(26,100,753)

Class II Shares
Proceeds from shares issued	37,215,372	14,803,430
Cost of shares redeemed	(975,038)	(3,915,587)

	36,240,334	10,887,843

Class III Shares
Proceeds from shares issued	154,678	691,702
Cost of shares redeemed	(222,298)	(590,368)

	(67,620)	101,334

Class IV Shares
Proceeds from shares issued	2,141,269	4,534,590
Cost of shares redeemed	(8,146,414)	(13,849,708)

	(6,005,145)	(9,315,118)

Change in net assets from capital transactions	$20,539,767	$(24,426,694)

SHARE TRANSACTIONS:
Class I Shares
Issued	433,623	1,144,146
Redeemed	(781,545)	(2,240,933)

	(347,922)	(1,096,787)

Class II Shares
Issued	1,297,028	574,663
Redeemed	(33,700)	(160,673)

	1,263,328	413,990

Class III Shares
Issued	5,251	27,362
Redeemed	(7,869)	(24,190)

	(2,618)	3,172

Class IV Shares
Issued	74,656	179,589
Redeemed	(282,312)	(547,483)

	(207,656)	(367,894)

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Mid Cap Growth Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2003(c)	$16.53	(0.07)	4.99	4.92	—	—	—	$21.45	29.76%	(e)	$137,837	0.98%	(f)	(0.49%	)(f)	(g	)	(g	)	109.73%
Year Ended December 31, 2004	$21.45	(0.11)	3.40	3.29	—	—	—	$24.74	15.34%		$149,324	0.98%		(0.51%	)	(g	)	(g	)	90.14%
Year Ended December 31, 2005	$24.74	(0.13)	2.54	2.41	—	—	—	$27.15	9.74%		$134,094	1.01%		(0.48%	)	(g	)	(g	)	56.01%
Six Months Ended June 30, 2006 (Unaudited)	$27.15	0.04	0.95	0.99	—	—	—	$28.14	3.65%	(e)	$129,175	0.97%	(f)	0.24%	(f)	(g	)	(g	)	40.06%

Class II Shares
Period Ended December 31, 2003(c)	$16.77	(0.03)	4.69	4.66	—	—	—	$21.43	27.79%	(e)	$2,388	1.17%	(f)	(0.64%	)(f)	(g	)	(g	)	109.73%
Year Ended December 31, 2004	$21.43	(0.09)	3.35	3.26	—	—	—	$24.69	15.21%		$14,256	1.08%		(0.61%	)	(g	)	(g	)	90.14%
Year Ended December 31, 2005	$24.69	(0.11)	2.48	2.37	—	—	—	$27.06	9.60%		$26,825	1.16%		(0.63%	)	(g	)	(g	)	56.01%
Six Months Ended June 30, 2006 (Unaudited)	$27.06	(0.01)	0.95	0.94	—	—	—	$28.00	3.47%	(e)	$63,140	1.24%	(f)	(0.15%	)(f)	(g	)	(g	)	40.06%

Class III Shares
Period Ended December 31, 2003(c)	$16.53	(0.03)	4.98	4.95	—	—	—	$21.48	29.95%	(e)	$628	0.98%	(f)	(0.48%	)(f)	(g	)	(g	)	109.73%
Year Ended December 31, 2004	$21.48	(0.10)	3.39	3.29	—	—	—	$24.77	15.32%		$1,190	0.98%		(0.50%	)	(g	)	(g	)	90.14%
Year Ended December 31, 2005	$24.77	(0.11)	2.52	2.41	—	—	—	$27.18	9.73%		$1,392	1.01%		(0.48%	)	(g	)	(g	)	56.01%
Six Months Ended June 30, 2006 (Unaudited)	$27.18	0.03	0.96	0.99	—	—	—	$28.17	3.64%	(e)	$1,369	0.98%	(f)	0.23%	(f)	(g	)	(g	)	40.06%

Class IV Shares(d)
Year Ended December 31, 2001	$27.71	(0.07)	(1.00)	(1.07)	(0.18)	(6.45)	(6.63)	$20.01	(3.36%	)	$98,214	0.92%		(0.37%	)	1.01%		(0.46%	)	135.00%
Year Ended December 31, 2002	$20.01	(0.11)	(4.35)	(4.46)	—	(0.09)	(0.09)	$15.46	(22.38%	)	$70,669	0.95%		(0.61%	)	1.00%		(0.66%	)	64.00%
Year Ended December 31, 2003	$15.46	(0.10)	6.10	6.00	—	—	—	$21.46	38.81%		$89,413	0.95%		(0.51%	)	1.02%		(0.58%	)	109.73%
Year Ended December 31, 2004	$21.46	(0.11)	3.40	3.29	—	—	—	$24.75	15.33%		$95,854	0.95%		(0.48%	)	0.98%		(0.51%	)	90.14%
Year Ended December 31, 2005	$24.75	(0.11)	2.54	2.43	—	—	—	$27.18	9.82%		$95,257	0.95%		(0.42%	)	1.01%		(0.48%	)	56.01%
Six Months Ended June 30, 2006 (Unaudited)	$27.18	0.04	0.95	0.99	—	—	—	$28.17	3.64%	(e)	$92,877	0.95%	(f)	0.27%	(f)	0.97%	(f)	0.25%	(f)	40.06%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(d)	The Gartmore Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Mid Cap Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing counties.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Commercial Paper	Aegis Finance LLC	$6,968,234	5.29%	07/21/06
Funding Agreement — GIC	Protecetive Life Insurance Company	10,000,000	5.25%	07/31/06
Master Note — Floating	CDC Financial Product Inc.	8,500,000	5.41%	07/03/06
Medium Term Note — Floating	American Express Credit Corp.	1,000,000	5.17%	07/12/06
Medium Term Note — Floating	Deutsche Bank Financial	3,000,000	5.44%	07/03/06
Medium Term Note — Floating	General Electric Capital Corp.	2,000,114	5.27%	09/08/06
Medium Term Note — Floating	ISLANDSBANKI HF Corp.	5,000,000	5.34%	07/24/06
Medium Term Note — Floating	Northern Rock PLC	14,000,000	5.35%	09/11/06
Medium Term Note — Floating	Tango Finance Corp.	1,999,414	5.39%	07/03/06
Repurchase Agreement	Bank of America Securities LLC	22,934,378	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$ 75,008,074	$75,402,140

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$324,609,967	$50,283,125	$(10,448,426)	$39,834,699

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GMF”). GMF is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $200 million	0.75%
$200 million or more	0.70%

Effective May 1, 2006, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses from exceeding 0.95% for Class IV Shares until at least May 1, 2007.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2006, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Fiscal Year 2005	Amount Six months Ended June 30, 2006
$56,667	$26,956	$54,418	$9,983

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $210,407 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had no contributions to capital due to collection of redemption fees.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $131,693,339 and sales of $109,958,243.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

15

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund underperformed its benchmark, the Russell Mid Cap Growth Index, for the one- and three-year periods ended September 30, 2005 while significantly outperforming its benchmark for the five-year period. The Board also noted that the Fund ranked in the top half of the Lipper Mid-Cap Growth Funds category over the one- and five-year periods and outperformed the median for this Lipper category by 84 basis points over the one-year period. The Board then discussed with management the Fund’s loss of assets over the past year and future plans for distributing the Fund.

Next, the Board reviewed the Fund’s contractual advisory fee and breakpoints noting that the contractual advisory fee placed the Fund in the second quintile of its Lipper-constructed Expense Group and the Fund’s total expenses placed it below the median for the Fund’s Lipper Expense Group. The Board also noted that the adviser manages institutional accounts in a similar manner to the Fund and determined that while the Fund’s management fee was higher, this was understandable given the more-extensive regulations and regulatory restrictions to which mutual funds are subject. The Board then reviewed the adviser’s profitability in light of this information and concluded that it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

17

.

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President-Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Van Kampen GVIT Comstock Value Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

6	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-VKGC (8/06)

Shareholder

Expense Example	Van Kampen GVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, January 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Van Kampen GVIT Comstock Value Fund
Class I	Actual	$1,000.00	$1,038.00	$4.70	0.93%
	Hypothetical[1]	$1,000.00	$1,020.19	$4.67	0.93%
Class II	Actual	$1,000.00	$1,035.90	$6.46	1.28%
	Hypothetical[1]	$1,000.00	$1,018.45	$6.43	1.28%
Class IV	Actual	$1,000.00	$1,038.10	$4.55	0.90%
	Hypothetical[1]	$1,000.00	$1,020.34	$4.52	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Van Kampen GVIT Comstock Value Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stock	92.3%
Cash Equivalents	9.2%
Other Investments*	10.8%
Liabilities in excess of other assets**	-12.3%

100.0%

Top Holdings***
AT&T, Inc.	4.2%
GlaxoSmithKline PLC ADR - GB	4.0%
International Paper Co.	3.8%
Verizon Communications, Inc.	3.7%
Freddie Mac	3.5%
Bristol-Myers Squibb Co.	3.4%
Bank of America Corp.	3.3%
Citigroup, Inc.	3.2%
Alcoa, Inc.	2.5%
Wells Fargo & Co.	2.4%
Other Assets	66.0%

100.0%

Top Industries
Pharmaceuticals	15.6%
Banks	14.7%
Telecommunications	10.3%
Broadcast Media & Cable Television	8.2%
Insurance	5.4%
Food & Related	5.3%
Financial Services	5.0%
Paper & Forest Products	3.8%
Chemicals	3.2%
Computer Software & Services	2.5%
Other Assets	26.0%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (92.3%)
Airlines (0.5%)
Southwest Airlines	92,300	$1,510,951

Banks (14.7%)
Bank of America Corp.	192,834	9,275,315
Bank of New York Co., Inc.	84,000	2,704,800
Barclays PLC ADR — GB (c)	9,900	453,222
Citigroup, Inc.	190,500	9,189,720
J.P. Morgan Chase & Co.	63,400	2,662,800
PNC Bank Corp.	45,200	3,171,684
Suntrust Banks, Inc.	15,400	1,174,404
U.S. Bancorp	33,500	1,034,480
Wachovia Corp.	94,805	5,127,054
Wells Fargo & Co.	102,900	6,902,532

		41,696,011

Broadcast Media & Cable Television (8.2%)
CBS Corp., Class B	26,400	714,120
Clear Channel Communications, Inc.	204,800	6,338,560
Comcast Corp., Class A (b)	147,600	4,832,424
Liberty Media Holding Corp. — Capital, Series A (b)	20,015	1,676,657
News Corp., Class B (c)	107,000	2,159,260
Time Warner, Inc.	260,500	4,506,650
Viacom, Inc., Class A (b)	1,800	64,710
Viacom, Inc., Class B (b)	83,500	2,992,640

		23,285,021

Chemicals (3.2%)
Dow Chemical Co.	22,700	885,981
E.I. du Pont de Nemours & Co.	154,600	6,431,360
Rohm & Haas Co.	37,100	1,859,452

		9,176,793

Computer Hardware (1.6%)
Dell, Inc. (b)	107,000	2,611,870
Hewlett-Packard Co.	27,100	858,528
International Business Machines Corp.	14,800	1,136,936

		4,607,334

Computer Software & Services (2.5%)
Affiliated Computer Services, Inc., Class A (b) (c)	13,452	694,258
Cisco Systems, Inc. (b)	80,400	1,570,212
First Data Corp.	31,700	1,427,768

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Software & Services (continued)
Liberty Media Holding Corp. — Interactive, Class A (b)	99,975	$1,725,568
McAfee, Inc. (b) (c)	28,200	684,414
Microsoft Corp.	48,200	1,123,060

		7,225,280

Consulting Services (0.1%)
Accenture Ltd., Class A	10,200	288,864

Consumer Products (1.7%)
Kimberly-Clark Corp.	79,900	4,929,830

Electronics (0.3%)
Cognex Corp. (c)	15,300	398,259
Credence Systems Corp. (b)	32,000	112,000
Flextronics International Ltd. ADR — SG (b) (c)	36,800	390,816

		901,075

Entertainment (1.6%)
Walt Disney Co. (The)	154,800	4,644,000

Financial Services (5.0%)
AMBAC Financial, Inc.	11,600	940,760
Fannie Mae	19,750	949,975
Freddie Mac	175,580	10,009,816
Merrill Lynch & Co., Inc.	34,300	2,385,908

		14,286,459

Food & Related (5.3%)
Anheuser-Busch Cos., Inc.	33,950	1,547,781
Cadbury Schweppes PLC ADR — GB	3,200	124,224
Coca-Cola Co.	105,700	4,547,214
Kraft Foods, Inc. (c)	115,200	3,559,680
Unilever NV ADR — NL	235,500	5,310,525

		15,089,424

Healthcare (1.4%)
Boston Scientific Corp. (b)	109,700	1,847,348
Cardinal Health, Inc. (c)	33,900	2,180,787

		4,028,135

Industrial Goods & Services (0.5%)
General Electric Co.	43,900	1,446,944

3

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Insurance (5.4%)
AFLAC, Inc.	23,100	$1,070,685
American International Group, Inc.	33,300	1,966,365
Berkshire Hathaway, Inc., Class B (b) (c)	470	1,430,210
Chubb Corp. (The)	72,280	3,606,772
Genworth Financial, Inc.	27,300	951,132
Hartford Financial Services Group, Inc. (The)	4,200	355,320
MetLife, Inc. (c)	32,700	1,674,567
St. Paul Travelers Cos., Inc.	52,400	2,335,992
Torchmark Corp. (c)	32,900	1,997,688

		15,388,731

Metals & Mining (2.5%)
Alcoa, Inc.	219,700	7,109,492

Oil & Gas (0.8%)
Total SA ADR — FR (c)	33,500	2,194,920

Paper & Forest Products (3.8%)
International Paper Co. (c)	332,836	10,750,603

Pharmaceuticals (15.6%)
Abbott Laboratories	67,500	2,943,675
Bristol-Myers Squibb Co.	375,200	9,702,671
Eli Lilly & Co.	10,600	585,862
GlaxoSmithKline PLC ADR — GB (c)	205,500	11,466,899
Pfizer, Inc.	166,900	3,917,143
Roche Holding AG ADR — CH	52,500	4,330,715
Sanofi-Aventis ADR — FR (c)	62,700	3,053,490
Schering-Plough Corp.	221,100	4,207,533
Wyeth	92,170	4,093,270

		44,301,258

Printing & Publishing (0.4%)
Gannett Co.	19,100	1,068,263

Retail (2.4%)
Federated Department Stores, Inc.	30,670	1,122,522
Wal-Mart Stores, Inc. (c)	120,300	5,794,851

		6,917,373

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Semiconductors (1.6%)
Intel Corp.	171,200	$3,244,240
KLA-Tencor Corp.	28,400	1,180,588
Novellus Systems, Inc. (b)	3,800	93,860

		4,518,688

Telecommunications (10.3%)
AT&T, Inc. (c)	430,400	12,003,856
Embarq Corp. (b)	14,085	577,344
Sprint Corp. (c)	297,900	5,955,021
Verizon Communications, Inc.	319,010	10,683,645

		29,219,866

Telecommunications Equipment (0.3%)
Ericsson (LM) Tel-SP ADR — SE (c)	11,000	363,440
Nokia Corp. ADR — FI	23,100	468,006

		831,446

Tobacco (1.6%)
Altria Group, Inc.	63,850	4,688,506

Utilities (1.0%)
American Electric Power Co., Inc.	46,040	1,576,870
FirstEnergy Corp.	19,900	1,078,779
FPL Group, Inc. (c)	7,400	306,212

		2,961,861

Total Common Stocks		263,067,128

CASH EQUIVALENTS (9.2%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $26,323,405)	$26,312,224	26,312,224

Total Cash Equivalents		26,312,224

4

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (10.8%)
Pool of short-term securities for Gartmore Mutual Funds — Note 2 (Securities Lending)	$30,838,631	$30,838,631

Total Short-Term Securities Held as Collateral for Securities on Loan		30,838,631

Total Investments (Cost $303,984,357) (a) — 112.3%		320,217,983
Liabilities in excess of other assets — (12.3%)		(35,095,362)

NET ASSETS — 100.0%		$285,122,621

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	All or part of the security was on loan as of June 30, 2006.

ADR	American Depository Receipt

CH	Switzerland

FI	Finland

FR	France

GB	United Kingdom

NL	Netherlands

SE	Sweden

SG	Singapore

5

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $277,672,133)	$293,905,759
Repurchase agreements, at cost and value	26,312,224

Total Investments	320,217,983

Interest and dividends receivable	493,292
Receivable for capital shares issued	586,386
Receivable for investments sold	1,478,365
Prepaid expenses and other assets	2,980

Total Assets	322,779,006

Liabilities:
Payable for capital shares redeemed	149,754
Payable for investments purchased	6,436,338
Payable for return of collateral received for securities on loan	30,838,631
Accrued expenses and other payables:
Investment advisory fees	151,372
Fund administration and transfer agent fees	17,257
Distribution fees	23,856
Administrative servicing fees	30,966
Other	8,211

Total Liabilities	37,656,385

Net Assets	$285,122,621

Represented by:
Capital	$269,538,908
Accumulated net investment income (loss)	54,583
Accumulated net realized gains (losses) from investments	(704,496)
Net unrealized appreciation (depreciation) on investments	16,233,626

Net Assets	$285,122,621

Net Assets:
Class I Shares	$104,666,599
Class II Shares	125,963,244
Class IV Shares	54,492,778

Total	$285,122,621

Shares outstanding (unlimited number of shares authorized):
Class I Shares	9,088,559
Class II Shares	10,972,173
Class IV Shares	4,731,918

Total	24,792,650

Net asset value and offering price per share:*
Class I Shares	$11.52
Class II Shares	$11.48
Class IV Shares	$11.52

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$520,885
Dividend income	2,933,743
Income from securities lending	19,698

Total Income	3,474,326

Expenses:
Investment advisory fees	834,170
Fund administration and transfer agent fees	85,223
Distribution fees Class II Shares	108,619
Administrative servicing fees Class I Shares	76,619
Administrative servicing fees Class II Shares	108,619
Administrative servicing fees Class IV Shares	32,905
Trustee fees	4,058
Other	32,505

Total expenses before earnings credit	1,282,718
Earnings credit (Note 5)	(1,350)

Total Expenses	1,281,368

Net Investment Income (Loss)	2,192,958

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	3,689,083
Net change in unrealized appreciation/depreciation on investments	2,665,374

Net realized/unrealized gains (losses) on investments	6,354,457

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,547,415

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,192,958	$3,244,786
Net realized gains (losses) on investment transactions	3,689,083	21,718,127
Net change in unrealized appreciation/depreciation on investments	2,665,374	(16,307,605)

Change in net assets resulting from operations	8,547,415	8,655,308

Distributions to Class I shareholders from:
Net investment income	(910,211)	(1,711,326)
Net realized gains on investments	(2,978,456)	(2,606,630)
Distributions to Class II shareholders from:
Net investment income	(773,911)	(622,244)
Net realized gains on investments	(3,480,871)	(1,511,572)
Distributions to Class IV shareholders from:
Net investment income	(486,777)	(888,749)
Net realized gain on investment	(1,553,879)	(1,389,338)

Change in net assets from shareholder distributions	(10,184,105)	(8,729,859)

Change in net assets from capital transactions	67,280,160	17,356,343

Change in net assets	65,643,470	17,281,792
Net Assets:
Beginning of period	219,479,151	202,197,359

End of period	$285,122,621	$219,479,151

Accumulated net investment income (loss)	$54,583	$32,524

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,388,406	$18,628,732
Dividends reinvested	3,888,664	4,317,954
Cost of shares redeemed	(15,183,469)	(31,519,127)

	1,093,601	(8,572,441)

Class II Shares
Proceeds from shares issued	62,813,504	27,870,088
Dividends reinvested	4,254,778	2,133,816
Cost of shares redeemed	(69,927)	(3,673,723)

	66,998,355	26,330,181

Class IV Shares
Proceeds from shares issued	1,525,516	4,616,712
Dividends reinvested	2,040,655	2,278,086
Cost of shares redeemed	(4,377,967)	(7,296,195)

	(811,796)	(401,397)

Change in net assets from capital transactions	$67,280,160	$17,356,343

SHARE TRANSACTIONS:
Class I Shares
Issued	1,046,393	1,635,483
Reinvested	340,870	375,367
Redeemed	(1,279,712)	(2,765,203)

	107,551	(754,353)

Class II Shares
Issued	5,332,951	2,424,630
Reinvested	374,944	185,478
Redeemed	(5,749)	(323,560)

	5,702,146	2,286,548

Class IV Shares
Issued	129,383	403,069
Reinvested	178,829	198,000
Redeemed	(371,653)	(637,238)

	(63,441)	(36,169)

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Van Kampen GVIT Comstock Value Fund

		Investment Activities			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$11.99	0.15	(1.61)	(1.46)	(0.15)	—	(0.15)	$10.38	(12.15%	)	$52,848	0.95%		1.41%		1.09%		1.27%		127.03%
Year Ended December 31, 2002	$10.38	0.12	(2.72)	(2.60)	(0.12)	—	(0.12)	$7.66	(25.14%	)	$39,424	1.11%		1.30%		1.11%		1.30%		245.24%
Year Ended December 31, 2003	$7.66	0.11	2.28	2.39	(0.11)	—	(0.11)	$9.94	31.43%		$62,517	0.99%		1.37%		(h	)	(h	)	71.31%
Year Ended December 31, 2004	$9.94	0.14	1.59	1.73	(0.14)	—	(0.14)	$11.53	17.50%		$112,202	0.94%		1.41%		(h	)	(h	)	31.95%
Year Ended December 31, 2005	$11.53	0.20	0.29	0.49	(0.19)	(0.30)	(0.49)	$11.53	4.25%		$103,565	0.94%		1.65%		(h	)	(h	)	33.13%
Six Months Ended June 30, 2006 (Unaudited)	$11.53	0.11	0.32	0.43	(0.10)	(0.34)	(0.44)	$11.52	3.80%	(f)	$104,667	0.93%	(g)	1.91%	(g)	(h	)	(h	)	8.95%

Class II Shares
Period Ended December 31, 2003(d)	$7.47	0.08	2.47	2.55	(0.09)	—	(0.09)	$9.93	34.20%	(f)	$6,092	1.20%	(g)	1.27%	(g)	1.31%	(g)	1.16%	(g)	71.31%
Year Ended December 31, 2004	$9.93	0.11	1.58	1.69	(0.12)	—	(0.12)	$11.50	17.08%		$34,312	1.20%		1.20%		1.28%		1.11%		31.95%
Year Ended December 31, 2005	$11.50	0.14	0.31	0.45	(0.15)	(0.30)	(0.45)	$11.50	3.95%		$60,617	1.28%		1.31%		1.31%		1.29%		33.13%
Six Months Ended June 30, 2006 (Unaudited)	$11.50	0.08	0.33	0.41	(0.09)	(0.34)	(0.43)	$11.48	3.59%	(f)	$125,963	1.28%	(g)	1.54%	(g)	(h	)	(h	)	8.95%

Class IV Shares
Period Ended December 31, 2003(e)	$7.76	0.09	2.18	2.27	(0.09)	—	(0.09)	$9.94	29.38%	(f)	$48,070	0.94%	(g)	1.50%	(g)	(h	)	(h	)	71.31%
Year Ended December 31, 2004	$9.94	0.15	1.57	1.72	(0.14)	—	(0.14)	$11.52	17.42%		$55,683	0.91%		1.42%		(h	)	(h	)	31.95%
Year Ended December 31, 2005	$11.52	0.19	0.31	0.50	(0.19)	(0.30)	(0.49)	$11.53	4.36%		$55,297	0.93%		1.67%		(h	)	(h	)	33.13%
Six Months Ended June 30, 2006 (Unaudited)	$11.53	0.12	0.32	0.44	(0.11)	(0.34)	(0.45)	$11.52	3.81%	(f)	$54,493	0.90%	(g)	1.93%	(g)	(h	)	(h	)	8.95%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen GVIT Comstock Value Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$10,200,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	3,484,117	5.29%	07/21/06
Master Note — Floating	CDC Financial Product Inc.	6,000,000	5.41%	07/03/06
Medium Term Note — Floating	Macquarie Bank Ltd.	4,999,541	5.30%	07/21/06
Repurchase Agreement	Bank of America Securities LLC	6,154,972	5.32%	07/03/06

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$30,572,115	$30,838,631

(h)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$305,478,086	$23,375,872	$(8,635,975)	$14,739,897

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(j)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such a rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Van Kampen Asset Management, Inc. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $50 million	0.80%	0.45%	0.35%
Next $200 million	0.65%	0.35%	0.30%
Next $250 million	0.60%	0.35%	0.25%
$500 million or more	0.55%	0.35%	0.20%

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2006, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Fiscal Year 2005	Amount Six months ended June 30, 2006
$1,369	$14,072	$10,247	$0

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*

The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $220,820 in Administrative Services Fees from the Fund.

For the six months ended June 30, 2006, the advisers or affiliates of the advisers directly held 4% of the shares outstanding of the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $72,954,395 and sales of $20,340,310.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund underperformed its benchmark, the S&P 500 Index, for the one- and five-year periods ended September 30, 2005 while outperforming its benchmark for the three-year period. During those same periods, the Fund ranked in the fourth quartile of the Lipper Equity Funds category for the one- and five-year periods, and in the first quartile for the three-year period. The Board then discussed with management the Funds’ volatile performance and the actions management had recently taken to address the Fund’s underperformance and volatility. Management explained that the Fund employs a “deep value” style and deep value funds are generally very volatile. Moreover, the Board noted that some of the funds included in the Fund’s Lipper Equity Income Funds peer category, are not “deep value” funds and, consequently, the Fund’s performance should reasonably be expected to be more volatile than the performance of those funds. The Board considered that, in management’s view, the Fund’s performance has performed in line with management’s expectations for a deep value Fund.

The Board reviewed and considered the contractual advisory fee and breakpoints for the Fund and noted that the contractual advisory fee (including the subadvisory fee) placed the Fund in the third quintile of the Fund’s Lipper-constructed Expense

15

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

Group. The Trustees considered the total expenses for the Fund and noted that the expense ratio placed the Fund in the second quintile of the Fund’s Lipper Expense Group. The Board and management then discussed the expense cap that had been in place since the acquisition of this Fund in 2003. As current expenses are running below the cap, management proposed not to renew the expense limitation and the Board agreed. Effective May 1, 2006, the expense cap for this Fund was terminated. The Board reviewed the adviser’s profitability, giving consideration to the expiring expense cap, and concluded that the adviser’s profitability was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Federated GVIT High Income Bond Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

13	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Financial Highlights

16	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FGHIB (8/06)

Shareholder

Expense Example	Federated GVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Federated GVIT High Income Bond Fund
Class I	Actual	$1,000.00	$1,028.10	$4.63	0.92%
	Hypothetical[1]	$1,000.00	$1,020.24	$4.62	0.92%
Class III	Actual	$1,000.00	$1,027.90	$4.88	0.97%
	Hypothetical[1]	$1,000.00	$1,023.13	$4.87	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Federated GVIT High Income Bond Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Corporate Bonds	95.7%
Cash Equivalents	2.5%
Preferred Stocks	0.4%
Common Stocks	0.3%
Warrants	0.1%
Other assets in excess of liabilities	1.0%

100.0%

Top Holdings*
Qwest Corp., 8.88%, 03/15/12	1.6%
Ford Motor Credit Co., 7.25%, 10/25/11	1.1%
Intelsat Bermuda, 11.25%, 06/15/16	1.0%
General Motors Acceptance Corp., 8.00%, 11/01/31	0.8%
Kabel Deutschland GMBH, 10.63%, 07/01/14	0.8%
Tennessee Gas Pipeline, 8.38%, 06/15/32	0.8%
Dex Media West LLC, 9.88%, 08/15/13	0.8%
General Motors Acceptance Corp., 6.88%, 09/15/11	0.7%
Charter Communications, 10.25%, 09/15/10	0.7%
CDRV Investors, Inc., 10.44%, 01/01/15	0.7%
Other Assets	91.0%

100.0%

Top Industries
Media - Non-Cable	11.1%
Healthcare	6.8%
Gaming	6.1%
Automotive	6.0%
Industrial - Other	5.8%
Consumer Products	5.8%
Utility - Natural Gas	5.8%
Chemicals	5.6%
Food & Beverage	4.0%
Technology	3.8%
Other Assets	39.2%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (0.3%)
Chemicals (0.1%)
General Chemical Industrial Products, Inc. (d) (h) (i)	143	$137,000

Consumer Products (0.0%)
Sleepmaster LLC (c) (d) (i)	185	463

Food & Beverage (0.1%)
B&G Foods, Inc.	19,220	311,556

Media—Cable (0.1%)
NTL, Inc. (h)	5,650	140,685

Packaging (0.0%)
Russell Stanley Holdings, Inc. (d) (g) (h)	4,000	0

Wireline Communications (0.0%)
Viatel Holdings (Bermuda) (h)	2,209	22

Total Common Stocks		589,726

CORPORATE BONDS (95.7%)
Aerospace/Defense (1.6%)
Alliant Techsystems, Inc.,
6.75%, 04/01/16	$800,000	772,000
DRS Technologies, Inc.,
6.63%, 02/01/16	725,000	705,063
K&F Acquisition, Inc.,
7.75%, 11/15/14	250,000	247,500
L-3 Communications Corp.,
6.13%, 01/15/14	1,425,000	1,360,874
L-3 Communications Corp.,
5.88%, 01/15/15	225,000	210,938
L-3 Communications Corp.,
6.38%, 10/15/15	375,000	360,000

		3,656,375

Automotive (6.0%)
Advanced Accessory Systems,
10.75%, 06/15/11	600,000	619,500
Cooper-Standard Automotive, Inc.,
8.38%, 12/15/14	1,000,000	793,750
Ford Motor Co.,
7.45%, 07/16/31	1,675,000	1,218,563
Ford Motor Credit Co.,
7.25%, 10/25/11	2,700,000	2,397,634
General Motors Acceptance Corp.,
6.88%, 09/15/11	1,775,000	1,695,441
General Motors Acceptance Corp.,
8.00%, 11/01/31	1,925,000	1,855,095

Principal Amount		Value

CORPORATE BONDS (continued)
Automotive (continued)
General Motors Corp.,
7.13%, 07/15/13	$450,000	$372,375
General Motors Corp.,
8.38%, 07/15/33	925,000	749,250
Stanadyne Corp.,
10.00%, 08/15/14	700,000	658,000
Stanadyne Holdings, Inc.,
16.31%, 02/15/15 (j)	450,000	227,250
Stoneridge, Inc.,
11.50%, 05/01/12	575,000	554,875
Tenneco Automotive, Inc.,
8.63%, 11/15/14	650,000	651,625
TRW Automotive, Inc.,
9.38%, 02/15/13	400,000	427,000
TRW Automotive, Inc.,
11.00%, 02/15/13	534,000	586,065
United Components, Inc.,
9.38%, 06/15/13	750,000	742,500

		13,548,923

Building Materials (2.3%)
Collins & Aikman Floorcoverings, Inc.,
9.75%, 02/15/10	375,000	370,313
ERICO International Corp.,
8.88%, 03/01/12	625,000	642,188
Goodman Global Holdings,
8.33%, 06/15/12, (e)	250,000	251,250
Goodman Global Holdings,
7.88%, 12/15/12	725,000	696,000
Norcraft Cos. LLC,
9.00%, 11/01/11	500,000	511,250
Norcraft Holdings LP,
9.76%, 09/01/12 (j)	1,250,000	1,018,749
Nortek Holdings, Inc.,
10.52%, 03/01/14 (j)	625,000	455,469
Nortek Holdings, Inc.,
8.50%, 09/01/14	350,000	340,375
Texas Industries Inc,
7.25%, 07/15/13	150,000	149,250
U.S. Concrete, Inc.,
8.38%, 04/01/14	725,000	735,875

		5,170,719

3

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Chemicals (5.6%)
Chemtura Corp.,	$600,000	$582,750
6.88%, 06/01/16
Compass Mineral International,
7.69%, 12/15/12 (j)	500,000	477,500
Compass Mineral International,
7.94%, 06/01/13 (j)	1,050,000	960,750
Crystal US Holdings,
9.63%, 06/15/14	575,000	626,750
Crystal US Holdings,
8.87%, 10/01/14 (j)	1,689,000	1,330,087
Hexion U.S. Finance Corp.,
9.00%, 07/15/14	1,200,000	1,220,999
Huntsman ICI Chemicals LLC,
10.13%, 07/01/09	869,000	886,380
Invista,
9.25%, 05/01/12 (b)	950,000	1,002,250
Koppers, Inc.,
9.88%, 10/15/13	440,000	474,100
Lyondell Chemical Co.,
9.63%, 05/01/07	475,000	484,500
Lyondell Chemical Co.,
9.50%, 12/15/08	191,000	197,208
Lyondell Chemical Co.,
10.88%, 05/01/09	450,000	459,000
Nalco Co.,
8.88%, 11/15/13	875,000	885,938
Nalco Co.,
9.47%, 02/01/14 (j)	481,000	363,155
Nell AF SARL,
8.38%, 08/15/15 (b)	1,100,000	1,062,875
PQ Corp.,
7.50%, 02/15/13	525,000	496,125
Union Carbide Corp.,
7.88%, 04/01/23	225,000	235,608
Union Carbide Corp.,
7.50%, 06/01/25	350,000	357,438
VeraSun Energy Corp.,
9.88%, 12/15/12 (b)	550,000	583,000

		12,686,413

Construction Machinery (0.6%)
Case New Holland, Inc.,
9.25%, 08/01/11	675,000	713,813
Clark Material Handling, Inc.,
0.00%, 11/15/06 (c) (d) (g) (h)	100,000	0

Principal Amount		Value

CORPORATE BONDS (continued)
Construction Machinery (continued)
NationsRent Cos., Inc.,
9.50%, 10/15/10	$500,000	$535,000

		1,248,813

Consumer Products (5.8%)
AAC Group Holding Corp.,
10.62%, 10/01/12 (j)	950,000	745,750
AAC Group Holding Corp.,
12.75%, 10/01/12 (b)	325,000	326,625
Alltrista Corp.,
9.75%, 05/01/12	825,000	845,625
American Achievement Corp.,
8.25%, 04/01/12	250,000	247,500
American Greetings,
7.38%, 06/01/16	550,000	555,500
Ames True Temper, Inc.,
10.00%, 07/15/12	850,000	697,000
Church & Dwight Co.,
6.00%, 12/15/12	625,000	581,250
Diamond Brands, Inc.,
0.00%, 04/15/09 (c) (d) (f) (g) (h)	50,000	0
Jostens Holding Corp.,
10.18%, 12/01/13 (j)	1,675,000	1,323,250
Jostens IH Corp.,
7.63%, 10/01/12	1,050,000	1,023,750
Leiner Health Products,
11.00%, 06/01/12	500,000	475,625
Nutro Products, Inc.,
10.75%, 04/15/14 (b)	475,000	491,031
Playtex Products, Inc.,
9.38%, 06/01/11	925,000	967,781
Rayovac Corp.,
8.50%, 10/01/13	175,000	150,500
Sealy Mattress Co.,
8.25%, 06/15/14	450,000	452,250
Spectrum Brands, Inc.,
7.38%, 02/01/15	1,240,000	1,013,700
Steinway Musical Instruments,
7.00%, 03/01/14 (b)	225,000	218,813
Tempur World,
10.25%, 08/15/10	429,000	454,740
True Temper Sports, Inc.,
8.38%, 09/15/11	1,150,000	1,052,250
Visant Holding Corp.,
8.75%, 12/01/13 (b)	900,000	873,000

4

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Consumer Products (continued)
WH Holdings Ltd.,
9.50%, 04/01/11	$615,000	$676,500

		13,172,440

Energy (1.7%)
Basic Energy Services,
7.13%, 04/15/16 (b)	550,000	514,250
Chesapeake Energy Corp.,
6.88%, 11/15/20	875,000	813,750
Grant Prideco, Inc.,
6.13%, 08/15/15	200,000	187,500
Hilcorp Energy,
9.00%, 06/01/16 (b)	350,000	354,375
Pioneer Natural Resources,
6.88%, 05/01/18	850,000	823,314
Range Resources Corp.,
7.38%, 07/15/13	250,000	249,375
Range Resources Corp.,
6.38%, 03/15/15	450,000	417,375
Range Resources Corp.,
7.50%, 05/15/16	550,000	545,875

		3,905,814

Entertainment (2.2%)
AMC Entertainment, Inc.,
9.88%, 02/01/12	575,000	575,000
Cinemark USA, Inc.,
9.00%, 02/01/13	400,000	422,000
Cinemark, Inc.,
9.62%, 03/15/14 (j)	1,575,000	1,228,500
Hard Rock Park Operation,
9.82%, 04/01/12, (b) (e)	575,000	572,125
Intrawest Corp.,
7.50%, 10/15/13	900,000	900,000
Universal City Development,
11.75%, 04/01/10	950,000	1,039,063
Universal City Florida Holding Co.,
9.90%, 05/01/10, (e)	250,000	259,375

		4,996,063

Environmental (0.7%)
Allied Waste North America,
9.25%, 09/01/12	300,000	319,500
Allied Waste North America,
7.13%, 05/15/16, (b)	850,000	805,375
Clean Harbors, Inc.,
11.25%, 07/15/12	341,000	385,330

		1,510,205

Principal Amount		Value

CORPORATE BONDS (continued)
Financial Institutions (0.2%)
American Real Estate Partners LP,
7.13%, 02/15/13	$575,000	$554,875

Food & Beverage (4.0%)
Agrilink Foods, Inc.,
11.88%, 11/01/08	350,000	358,313
ASG Consolidated LLC,
9.16%, 11/01/11 (j)	1,675,000	1,419,562
B&G Foods, Inc., 8.00%, 10/01/11	725,000	728,625
Constellation Brands, Inc.,
8.00%, 02/15/08	650,000	664,625
Cott Beverages, Inc.,
8.00%, 12/15/11	500,000	501,250
Del Monte Corporation,
6.75%, 02/15/15	1,275,000	1,188,937
Eagle Family Foods, Inc.,
8.75%, 01/15/08	250,000	203,125
Eurofresh, Inc.,
11.50%, 01/15/13 (b)	775,000	763,375
Michael Foods, Inc.,
8.00%, 11/15/13	950,000	938,125
Pierre Foods, Inc.,
9.88%, 07/15/12	825,000	843,563
Pilgrim’s Pride Corp.,
9.25%, 11/15/13	325,000	325,813
Reddy Ice Group,
9.27%, 11/01/12 (j)	1,025,000	830,250
Smithfield Foods, Inc.,
7.75%, 05/15/13	200,000	197,000

		8,962,563

Gaming (6.1%)
155 East Tropicana LLC,
8.75%, 04/01/12	725,000	694,188
Boyd Gaming Corp.,
7.75%, 12/15/12	475,000	481,531
Galaxy Entertainment,
9.88%, 12/15/12 (b)	800,000	836,000
Herbst Gaming, Inc.,
7.00%, 11/15/14	500,000	477,500
Jacobs Entertainment,
9.75%, 06/15/14 (b)	525,000	530,250
Kerzner International,
6.75%, 10/01/15	700,000	734,125

5

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Gaming (continued)
Magna Entertainment Corp.,
7.25%, 12/15/09	$425,000	$408,000
Mandalay Resort Group,
10.25%, 08/01/07	1,150,000	1,197,437
Mandalay Resort Group,
9.50%, 08/01/08	250,000	265,625
MGM Grand, Inc.,
9.75%, 06/01/07	925,000	955,062
MGM Grand, Inc.,
6.00%, 10/01/09	500,000	488,750
MGM Grand, Inc.,
8.38%, 02/01/11	700,000	721,000
MTR Gaming Group, Inc.,
9.75%, 04/01/10	800,000	849,000
MTR Gaming Group, Inc.,
9.00%, 06/01/12 (b)	250,000	252,188
Park Place Entertainment Corp.,
9.38%, 02/15/07	375,000	382,500
Park Place Entertainment Corp.,
8.13%, 05/15/11	1,000,000	1,058,749
Penn National Gaming, Inc.,
6.75%, 03/01/15	925,000	867,188
San Pasqual Casino,
8.00%, 09/15/13 (b)	600,000	601,500
Station Casinos, Inc.,
6.00%, 04/01/12	200,000	188,250
Station Casinos, Inc.,
6.50%, 02/01/14	525,000	490,875
Tunica-Biloxi Gaming Authority,
9.00%, 11/15/15 (b)	475,000	489,250
Wynn Las Vegas LLC,
6.63%, 12/01/14	800,000	758,000

		13,726,968

Healthcare (6.8%)
Accellent, Inc.,
10.50%, 12/01/13	600,000	616,500
AmeriPath, Inc.,
10.50%, 04/01/13	1,300,000	1,369,874
AMR Holding Co./Emcare H,
10.00%, 02/15/15	550,000	578,875
Bio Rad Laboratories, Inc.,
6.13%, 12/15/14	375,000	345,938

Principal Amount		Value

CORPORATE BONDS (continued)
Healthcare (continued)
CDRV Investors, Inc.,
10.44%, 01/01/15 (j)	$2,250,000	$1,529,999
Concentra Operating Corp.,
9.50%, 08/15/10	625,000	650,000
CRC Health Corp.,
10.75%, 02/01/16 (b)	675,000	690,188
Fisher Scientific International, Inc.,
6.13%, 07/01/15	1,000,000	968,750
HCA, Inc., 8.75%, 09/01/10	300,000	317,780
HCA, Inc., 7.88%, 02/01/11	575,000	590,256
HCA, Inc., 6.75%, 07/15/13	1,250,000	1,199,909
HCA, Inc., 6.38%, 01/15/15	1,300,000	1,211,013
HCA, Inc., 7.50%, 11/06/33	900,000	827,086
National Mentor Holdings,
11.25%, 07/01/14 (b)	700,000	715,750
Omnicare, Inc.,
6.88%, 12/15/15	875,000	835,625
Psychiatric Solutions, Inc.,
7.75%, 07/15/15	550,000	541,063
Vanguard Health Holdings,
9.00%, 10/01/14	550,000	551,375
Ventas Realty LP,
6.63%, 10/15/14	875,000	853,125
Ventas Realty LP,
7.13%, 06/01/15	325,000	326,625
VWR International, Inc.,
8.00%, 04/15/14	750,000	732,188

		15,451,919

Industrial—Other (5.8%)
ALH Finance LLC/ALH Finance Corp.,
8.50%, 01/15/13	1,250,000	1,212,499
American Tire Distributor,
10.75%, 04/01/13	425,000	388,875
Amsted Industries, Inc.,
10.25%, 10/15/11 (b)	425,000	456,875
Brand Services, Inc.,
12.00%, 10/15/12	1,050,000	1,189,125
Da-Lite Screen Co. Inc.,
9.50%, 05/15/11	525,000	559,125
Hawk Corp.,
8.75%, 11/01/14	675,000	681,750
Interline Brands Inc,
8.13%, 06/15/14	700,000	701,750

6

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Industrial—Other (continued)
Knowledge Learning Corp.,
7.75%, 02/01/15 (b)	$1,300,000	$1,196,000
Mueller Group, Inc.,
10.00%, 05/01/12	525,000	567,000
Neenah Corp.,
11.00%, 09/30/10 (b)	842,000	913,570
Norcross Safety Products,
9.88%, 08/15/11	750,000	781,875
Panolam Industries International, Inc.,
10.75%, 10/01/13 (b)	825,000	804,375
Rexnord Corp.,
10.13%, 12/15/12	675,000	747,455
Safety Products Holdings,
11.75%, 01/01/12	858,110	896,725
Sensus Metering Systems,
8.63%, 12/15/13	875,000	857,500
Superior Essex Communications,
9.00%, 04/15/12	850,000	867,000
Valmont Industries, Inc.,
6.88%, 05/01/14	300,000	291,000

		13,112,499

Lodging (1.1%)
Host Marriott LP,
7.13%, 11/01/13	450,000	450,563
Host Marriott LP,
6.38%, 03/15/15	450,000	425,250
Host Marriott LP,
6.75%, 06/01/16 (b)	375,000	359,531
Royal Caribbean Cruises,
8.00%, 05/15/10	550,000	577,772
Royal Caribbean Cruises,
7.25%, 06/15/16	300,000	298,580
Starwood Hotels & Resort,
7.88%, 05/01/12	450,000	471,938

		2,583,634

Media—Cable (2.8%)
Cablevision Systems Corp.,
7.88%, 12/15/07	375,000	380,625
Cablevision Systems Corp.,
8.13%, 07/15/09	875,000	894,688
CCH I Holdings LLC,
9.92%, 04/01/14	455,000	275,275

Principal Amount		Value

CORPORATE BONDS (continued)
Media—Cable (continued)
CCH I Holdings LLC,
11.00%, 10/01/15	$445,000	$391,600
Charter Communications,
10.25%, 09/15/10	1,575,000	1,586,813
Iesy Repository Gmbh,
10.38%, 02/15/15 (b)	625,000	600,000
Kabel Deutschland GMBH,
10.63%, 07/01/14 (b)	1,750,000	1,854,999
Videotron Ltee,
6.38%, 12/15/15	325,000	298,188

		6,282,188

Media—Non-Cable (11.1%)
Advanstar Communications, Inc.,
10.75%, 08/15/10	200,000	215,500
Advanstar Communications, Inc.,
12.00%, 02/15/11	650,000	687,375
Advanstar Communications, Inc.,
8.50%, 10/15/11 (j)	600,000	631,500
Affinity Group Holding,
10.88%, 02/15/12	742,016	727,176
Affinity Group, Inc.,
9.00%, 02/15/12	425,000	425,000
Baker & Taylor, Inc.,
11.50%, 07/01/13 (b)	700,000	703,500
CBD Media Holdings,
9.25%, 07/15/12	1,175,000	1,175,000
CSC Holdings, Inc.,
7.25%, 07/15/08	325,000	327,031
Dex Media East LLC,
12.13%, 11/15/12	325,000	366,438
Dex Media West LLC,
9.88%, 08/15/13	1,591,000	1,732,192
Dex Media, Inc.,
8.15%, 11/15/13 (j)	500,000	423,750
DIRECTV Holdings LLC,
8.38%, 03/15/13	844,000	888,310
DIRECTV Holdings LLC,
6.38%, 06/15/15	400,000	371,000
Echostar DBS Corp.,
5.75%, 10/01/08	1,250,000	1,225,000
Houghton Mifflin Co.,
2.71%, 10/15/13 (j)	725,000	601,750
Intelsat Bermuda,
11.25%, 06/15/16 (b)	2,250,000	2,317,499

7

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Media—Non-Cable (continued)
Intelsat Sub Holdings Co. Ltd.,
8.63%, 01/15/15	$575,000	$579,313
Lamar Media Corp,
6.63%, 08/15/15	275,000	255,750
Lamar Media Corp.,
7.25%, 01/01/13	550,000	540,375
NBC Acquisition Corp.,
13.75%; 03/15/13 (j)	625,000	460,938
Nebraska Book Co.,
8.63%, 03/15/12	625,000	584,375
PanAmSat Corp.,
9.00%, 08/15/14	453,000	462,060
PanAmSat Holding Corp.,
9.69%, 11/01/14 (j)	1,875,000	1,395,355
Primedia, Inc.,
8.88%, 05/15/11	500,000	482,500
Quebecor Media, Inc.,
7.75%, 03/15/16 (b)	300,000	295,500
R.H. Donnelley Corp.,
10.88%, 12/15/12	575,000	633,938
R.H. Donnelley Corp.,
6.88%, 01/15/13 (b)	750,000	693,750
R.H. Donnelley Corp.,
6.88%, 01/15/13 (b)	400,000	370,000
R.H. Donnelley Corp.,
8.88%, 01/15/16 (b)	775,000	785,656
Rainbow National Services LLC,
10.38%, 09/01/14 (b)	725,000	806,563
Readers Digest Association, Inc.,
6.50%, 03/01/11	575,000	557,750
SGS International, Inc.,
12.00%, 12/15/13 (b)	675,000	678,375
Sirius Satellite Radio,
9.63%, 08/01/13	500,000	471,250
WDAC Subsidiary Corp.,
8.38%, 12/01/14 (b)	1,250,000	1,234,375
XM Satellite Radio, Inc.,
9.75%, 05/01/14 (b)	1,075,000	989,000
Ziff Davis Media, Inc.,
12.00%, 08/12/09	45,947	24,180

		25,119,024

Principal Amount		Value

CORPORATE BONDS (continued)
Metals & Mining (0.8%)
Aleris International, Inc.,
10.38%, 10/15/10	$850,000	$922,250
Novelis, Inc.,
7.25%, 02/15/15 (b)	825,000	796,125

		1,718,375

Packaging (2.7%)
Ball Corp.,
6.63%, 03/15/18	850,000	794,750
Berry Plastics Corp.,
10.75%, 07/15/12	950,000	1,033,125
Covalence Specialty,
10.25%, 03/01/16 (b)	925,000	892,625
Crown Americas LLC,
7.75%, 11/15/15 (b)	700,000	693,000
Graham Packaging Co.,
8.50%, 10/15/12	300,000	295,500
Greif Brothers Corp.,
8.88%, 08/01/12	700,000	740,250
Owens-Brockway Glass Container,
8.25%, 05/15/13	150,000	151,125
Owens-Brockway Glass Container,
6.75%, 12/01/14	800,000	746,000
Owens-Illinois, Inc.,
7.35%, 05/15/08	300,000	303,750
Plastipak Holdings, Inc.,
8.50%, 12/15/15 (b)	350,000	351,750
Russell Stanley Holdings, Inc.,
9.00%, 11/30/08 (b) (d) (f) (h) (i)	27,898	13,056

		6,014,931

Paper (2.4%)
Abitibi-Consolidated,
8.38%, 04/01/15	700,000	642,250
Graphic Packaging International,
9.50%, 08/15/13	1,150,000	1,144,250
Jefferson Smurfit Corp.,
8.25%, 10/01/12	490,000	461,825
Jefferson Smurfit Corp.,
7.50%, 06/01/13	400,000	360,000
MDP Acquisitions PLC,
9.63%, 10/01/12	700,000	724,500

8

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Paper (continued)
Mercer International, Inc.,
9.25%, 02/15/13	$800,000	$716,000
NewPage Corp.,
12.00%, 05/01/13	850,000	884,000
Stone Container Corp.,
9.75%, 02/01/11	225,000	232,313
Tembec Industries, Inc.,
8.50%, 02/01/11	525,000	278,250

		5,443,388

Restaurants (0.7%)
Dave & Buster’s, Inc.,
11.25%, 03/15/14 (b)	400,000	386,000
El Pollo Loco, Inc.,
11.75%, 11/15/13 (b)	475,000	545,063
Landry’s Seafood Restaurants, Inc.,
7.50%, 12/15/14	625,000	576,562

		1,507,625

Retailers (1.8%)
Autonation, Inc.,
7.04%, 04/15/13, (b) (e)	275,000	275,000
Autonation, Inc.,
7.00%, 04/15/14 (b)	250,000	247,500
Couche-Tard Financing Co.,
7.50%, 12/15/13	1,000,000	1,000,000
FTD, Inc.,
7.75%, 02/15/14	632,000	625,680
General Nutrition Center,
8.50%, 12/01/10	350,000	340,375
Penney (J.C.) Co. Inc.,
9.00%, 08/01/12	929,000	1,066,083
U.S. Office Products Co.,
0.00%, 06/15/08 (c) (d) (g) (h)	475,000	0
United Auto Group, Inc.,
9.63%, 03/15/12	575,000	603,750

		4,158,388

Services (1.3%)
CB Richard Ellis Services, Inc.,
9.75%, 05/15/10	214,000	230,050
Education Management LLC,
10.25%, 06/01/16 (b)	950,000	950,000
Global Cash Access LLC,
8.75%, 03/15/12	503,000	532,551

Principal Amount		Value

CORPORATE BONDS (continued)
Services (continued)
Insurance Automotive Auctions, Inc.,
11.00%, 04/01/13	$825,000	$816,750
IPayment, Inc.,
9.75%, 05/15/14 (b)	475,000	475,000

		3,004,351

Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc.,
0.00%, 09/15/07 (c) (d) (g) (h)	100,000	0

Technology (3.8%)
Activant Solutions Inc.,
9.50%, 05/01/16 (b)	200,000	194,500
Danka Business Systems,
11.00%, 06/15/10	425,000	354,875
Freescale Semiconductor, Inc.,
7.13%, 07/15/14	575,000	583,625
MagnaChip Semiconductor,
8.00%, 12/15/14	350,000	292,250
Seagate Technology HDD Holding,
8.00%, 05/15/09	350,000	360,500
SERENA Software, Inc.,
10.38%, 03/15/16 (b)	250,000	251,875
Smart Modular Technologies, Inc.,
10.49%, 04/01/12, (e)	405,000	430,819
Solar Capital Corp.,
9.13%, 08/15/13 (b)	1,000,000	1,042,500
Solar Capital Corp.,
10.25%, 08/15/15 (b)	800,000	831,000
SS&C Technologies, Inc.,
11.75%, 12/01/13 (b)	700,000	728,000
Telex Communications, Inc.,
11.50%, 10/15/08	400,000	426,000
UGS Corp., 10.00%, 06/01/12	1,150,000	1,241,999
Xerox Corp., 9.75%, 01/15/09	650,000	697,125
Xerox Corp., 7.63%, 06/15/13	475,000	480,938
Xerox Corp., 6.40%, 03/15/16	625,000	592,969

		8,508,975

Textile (0.4%)
Glenoit Corp.,
0.00%, 04/15/07 (c) (d) (g) (h)	125,000	0
Phillips Van Heusen Corp.,
8.13%, 05/01/13	325,000	333,938

9

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Textile (continued)
Warnaco Group, Inc.,
8.88%, 06/15/13	$575,000	$586,500

		920,438

Tobacco (0.5%)
Reynolds American, Inc.,
7.75%, 06/01/18 (b)	1,225,000	1,182,125

Transportation (1.5%)
Hertz Corp. (The),
8.88%, 01/01/14 (b)	625,000	643,750
Hertz Corp. (The),
10.50%, 01/01/16 (b)	1,075,000	1,144,875
Holt Group, Inc. (The)
0.00%, 01/15/06 (c) (d) (g) (h)	50,000	0
Stena AB, 9.63%, 12/01/12	825,000	880,688
Stena AB, 7.50%, 11/01/13	575,000	560,625
Stena AB, 7.00%, 12/01/16	250,000	231,250

		3,461,188

Utility—Electric (3.5%)
CMS Energy Corp.,
7.50%, 01/15/09	600,000	610,500
Edison Mission Energy,
7.73%, 06/15/09	1,200,000	1,218,000
Edison Mission Energy,
7.75%, Series 144A 06/15/16 (b)	675,000	666,563
FPL Energy National Wind,
6.13%, 03/25/19 (b)	329,665	319,917
Nevada Power Co.,
6.50%, 04/15/12	75,000	74,974
Nevada Power Co.,
9.00%, 08/15/13	909,000	988,398
Nevada Power Co.,
5.88%, 01/15/15	350,000	333,674
Nevada Power Co.,
6.50%, 05/15/18 (b)	625,000	612,514
Northwestern Corp.,
5.88%, 11/01/14	200,000	196,943
NRG Energy, Inc.,
7.25%, 02/01/14	375,000	366,563
NRG Energy, Inc.,
7.38%, 02/01/16	725,000	708,688
PSEG Energy Holdings,
10.00%, 10/01/09	1,125,000	1,220,624

Principal Amount		Value

CORPORATE BONDS (continued)
Utility—Electric (continued)
Sierra Pacific Resources,
6.75%, 08/15/17	$400,000	$379,928
TECO Energy, Inc.,
6.75%, 05/01/15	225,000	219,938

		7,917,224

Utility—Natural Gas (5.8%)
Amerigas Partners LP,
7.13%, 05/20/16	875,000	824,688
ANR Pipeline Co.,
8.88%, 03/15/10	150,000	159,188
EL Paso Corp., 6.75%, 05/15/09	250,000	248,125
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,415,563
EL Paso Production Corp.,
7.75%, 06/01/13	950,000	961,875
Holly Energy Partners LP,
6.25%, 03/01/15	1,375,000	1,265,000
Inergy LP,
6.88%, 12/15/14	850,000	794,750
Pacific Energy Partners,
7.13%, 06/15/14	700,000	710,500
Pacific Energy Partners,
6.25%, 09/15/15	150,000	146,250
Semco Energy, Inc.,
7.13%, 05/15/08	400,000	399,145
SemGroup LP,
8.75%, 11/15/15 (b)	500,000	500,000
Southern Star Central Corp.,
6.75%, 03/01/16 (b)	175,000	168,875
Tennessee Gas Pipeline,
7.50%, 04/01/17	200,000	201,126
Tennessee Gas Pipeline,
8.38%, 06/15/32	1,675,000	1,799,723
Transcontinental Gas Pipeline Corp.,
8.88%, 07/15/12	350,000	387,625
Transcontinental Gas Pipeline Corp.,
6.40%, 04/15/16 (b)	500,000	481,250
Williams Cos., Inc. (The),
7.63%, 07/15/19	1,125,000	1,147,500
Williams Cos., Inc. (The),
7.88%, 09/01/21	1,425,000	1,453,500

		13,064,683

10

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value

CORPORATE BONDS (continued)
Wireless Communications (2.9%)
Centennial Cellular Corp.,
10.74%, 01/01/13, (e)	$325,000	$333,125
Centennial Communication,
10.00%, 01/01/13	600,000	597,000
New Skies Satellites NV,
9.13%, 11/01/12	475,000	504,688
Nextel Communications,
7.38%, 08/01/15	875,000	891,246
Rogers Wireless, Inc.,
7.25%, 12/15/12	200,000	202,500
Rogers Wireless, Inc.,
8.00%, 12/15/12	800,000	822,000
Rogers Wireless, Inc.,
6.38%, 03/01/14	1,050,000	1,005,374
Rogers Wireless, Inc.,
7.50%, 03/15/15	200,000	203,000
Rogers Wireless, Inc.,
8.45%, 12/15/10, (e)	425,000	439,344
U.S. Unwired, Inc.,
10.00%, 06/15/12	650,000	724,750
Zeus Ltd.,
9.82%, 02/01/15 (b) (j)	1,050,000	729,750

		6,452,777

Wireline Communications (3.2%)
AT&T Corp.,
8.00%, 11/15/31 (e)	1,200,000	1,381,756
Citizens Communications,
6.25%, 01/15/13	250,000	237,500
Citizens Communications,
9.00%, 08/15/31	550,000	559,625
Nordic Telephone Company,
8.88%, 05/01/16 (b)	525,000	542,063
Qwest Corp.,
8.88%, 03/15/12	3,350,000	3,550,999
Valor Telecommunications,
7.75%, 02/15/15	650,000	674,375
Windstream Corp.,
8.63%, 08/01/16 (b)	275,000	282,563

		7,228,881

Total Corporate Bonds		216,272,784

Shares or Principal Amount		Value

PREFERRED STOCKS (0.4%)
Media—Non-Cable (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK	12	$1,800

Retailers (0.4%)
General Nutrition Center, Series A	725	871,813

Total Preferred Stocks		873,613

WARRANTS (0.1%)
Chemicals (0.0%)
General Chemical Industrial Products Series A, expiring 06/01/10 (d) (h) (i)	83	63,214
General Chemical Industrial Products Series B, expiring 06/01/10 (g) (h)	61	0

		63,214

Entertainment (0.0%)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09 (d) (g) (h)	811	0

Industrial—Other (0.1%)
ACP Holding Co., expiring 09/13/13 (b) (h) (i)	96,400	192,800

Media—Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (b) (d) (g) (h)	150	0
XM Satellite Radio, Inc., expiring 03/15/10 (h)	300	2,250
Ziff Davis Media, Inc., expiring 08/12/12 (d) (g) (h)	2,200	0

		2,250

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (b) (d) (g) (h)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b) (h) (i)	300	6,000

Total Warrants		264,264

11

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Principal Amount		Value
CASH EQUIVALENTS (2.5%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $5,684,797), 5.17%, 04/01/42	$5,682,382	$5,682,382

Total Cash Equivalents		5,682,382

Total Investments (Cost $225,907,010) (a) — 99.0%		223,682,769
Other assets in excess of liabilities — 1.0%		2,407,585

NET ASSETS — 100.0%		$226,089,891

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(c)	Bond in default.

(d)	Fair Valued Security.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2006. The maturity date represents the actual maturity date.

(f)	Security has filed for bankruptcy protection.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Denotes a non-income producing security.

(i)	Security has been deemed illiquid.

(j)	Step up bonds. The rate reflected in the Statement of Investments is the yield as of June 30, 2006.

PIK	Paid-In-Kind

TRAINS	Targeted Return Index Securities Trust

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $220,224,628)	$218,000,387
Repurchase agreements, at cost and value	5,682,382

Total Investments	223,682,769

Cash	120
Interest and dividends receivable	4,466,893
Receivable for capital shares issued	302,357
Receivable for investments sold	1,152,250
Prepaid expenses and other assets	3,102

Total Assets	229,607,491

Liabilities:
Payable for capital shares redeemed	123,495
Payable for investments purchased	3,218,254
Accrued expenses and other payables:
Investment advisory fees	130,976
Fund administration and transfer agent fees	23,457
Administrative servicing fees	9,232
Other	12,186

Total Liabilities	3,517,600

Net Assets	$226,089,891

Represented by:
Capital	$242,239,873
Accumulated net investment income (loss)	372,731
Accumulated net realized gains (losses) from investments	(14,298,472)
Net unrealized appreciation (depreciation) on investments	(2,224,241)

Net Assets	$226,089,891

Net Assets:
Class I Shares	$159,329,614
Class III Shares	66,760,277

Total	$226,089,891

Shares outstanding (unlimited number of shares authorized):
Class I Shares	20,700,771
Class III Shares	8,680,698

Total	29,381,469

Net asset value and offering price per share:*
Class I Shares	$7.70
Class III Shares	$7.69

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$9,997,433
Dividend income	16,451

Total Income	10,013,884

Expenses:
Investment advisory fees	820,224
Fund administration and transfer agent fees	107,636
Administrative servicing fees Class I Shares	102,908
Administrative servicing fees Class III Shares	60,655
Trustee fees	4,112
Other	33,392

Total expenses before earnings credit	1,128,927
Earnings credit (Note 7)	(1,438)

Total Expenses	1,127,489

Net Investment Income (Loss)	8,886,395

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	360,423
Net change in unrealized appreciation/depreciation on investments	(2,423,287)

Net realized/unrealized gains (losses) on investments	(2,062,864)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,823,531

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

FEDERATED GVIT HIGH INCOME BOND FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,886,395	$19,271,809
Net realized gains (losses) on investment transactions	360,423	1,793,834
Net change in unrealized appreciation/depreciation on investments	(2,423,287)	(15,739,602)

Change in net assets resulting from operations	6,823,531	5,326,041

Distributions to Class I shareholders from:
Net investment income	(6,029,752)	(16,626,700)
Distributions to Class III shareholders from:
Net investment income	(2,483,912)	(2,692,367	)(a)

Change in net assets from shareholder distributions	(8,513,664)	(19,319,067)

Change in net assets from capital transactions	(17,389,468)	(43,122,058)

Change in net assets	(19,079,601)	(57,115,084)
Net Assets:
Beginning of period	245,169,492	302,284,576

End of period	$226,089,891	$245,169,492

Accumulated net investment income (loss)	$372,731	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,955,082	$40,039,358
Dividends reinvested	6,029,751	16,626,700
Cost of shares redeemed	(33,471,127)	(163,884,437)

	(21,486,294)	(107,218,379)

Class III Capital Transactions:
Proceeds from shares issued	23,111,546	82,510,302	(a)
Dividends reinvested	2,483,912	2,692,367	(a)
Cost of shares redeemed	(21,498,632)	(21,106,348	)(a)

	4,096,826	64,096,321

Change in net assets from capital transactions	$(17,389,468)	$(43,122,058)

SHARE TRANSACTIONS:
Class I Shares
Issued	754,340	4,935,319
Reinvested	779,187	2,114,150
Redeemed	(4,255,702)	(20,486,757)

	(2,722,175)	(13,437,288)

Class III Share Transactions:
Issued	2,941,342	10,468,265	(a)
Reinvested	321,161	345,265	(a)
Redeemed	(2,734,011)	(2,661,324	)(a)

	528,492	8,152,206

(a)	For the period from April 28, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements.

14

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Federated GVIT High Income Bond Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$7.89	0.76	(0.45)	0.31	(0.76)	(0.76)	$7.44	4.22%		$114,022	0.95%		9.96%		1.03%		9.88%		31.64%
Year Ended December 31, 2002	$7.44	0.61	(0.38)	0.23	(0.61)	(0.61)	$7.06	3.23%		$162,733	0.97%		8.82%		0.97%		8.82%		30.59%
Year Ended December 31, 2003	$7.06	0.57	0.96	1.53	(0.57)	(0.57)	$8.02	22.27%		$268,336	0.95%		7.74%		(d	)	(d	)	41.30%
Year Ended December 31, 2004	$8.02	0.60	0.18	0.78	(0.60)	(0.60)	$8.20	10.10%		$302,285	0.94%		7.46%		(d	)	(d	)	61.24%
Year Ended December 31, 2005	$8.20	0.64	(0.46)	0.18	(0.61)	(0.61)	$7.77	2.38%		$181,905	0.96%		7.35%		(d	)	(d	)	37.06%
Six Months Ended June 30, 2006 (Unaudited)	$7.77	0.30	(0.08)	0.22	(0.29)	(0.29)	$7.70	2.81%	(e)	$159,330	0.92%	(f)	7.39%	(f)	(d	)	(d	)	19.41%

Class III Shares
Year Ended December 31, 2005(g)	$7.83	0.39	0.01	0.40	(0.47)	(0.47)	$7.76	5.14%	(e)	$63,264	0.95%	(f)	7.23%	(f)	(d	)	(d	)	37.06%
Six Months Ended June 30, 2006 (Unaudited)	$7.76	0.30	(0.08)	0.22	(0.29)	(0.29)	$7.69	2.79%	(e)	$66,760	0.97%	(f)	7.34%	(f)	(d	)	(d	)	19.41%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	There were no fee reductions during the period.

(e)	Not annualized.

(f)	Annualized.

(g)	For the period from April 28, 2005 (commencement of operations) through June 30, 2005.

See notes to financial statements.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Federated GVIT High Income Bond Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the

17

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent difference (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$225,907,760	$5,241,708	$(7,466,699)	$(2,224,991)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

proportion to the total net assets of the Fund. Expenses specific to a class (such a Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Federated Investment Management Company (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $50 million	0.80%	0.40%	0.40%
Next $200 million	0.65%	0.40%	0.25%
Next $250 million	0.60%	0.40%	0.20%
$500 million or more	0.55%	0.40%	0.15%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $180,595 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $41,502.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $44,820,204 and sales of $59,675,171.

6. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in high yield instruments and are subject to certain additional credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading.

7. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund underperformed its benchmark, the Lehman High Yield Index and the Lipper High Current Yield Funds category median for the one-year period ended September 30, 2005. The Board also considered that the Fund’s performance ranked in the third quartile of the Fund’s Lipper category for the three- and five-year periods. The Board discussed with management the Fund’s performance and decrease in assets. Management explained that the adviser continues to closely monitor the Fund, and that the Fund’s performance had suffered over the past two years because of its quality bias as lower quality bonds outperformed higher quality bonds. The Board directed the Performance Committee to closely monitor the performance of this Fund, particularly in light of the Fund’s recent benchmark change, on October 1, 2005, to the Lehman Corporate High Yield 2% Cap Index.

Next, the Board reviewed the fund’s contractual advisory fee and breakpoints and noted the contractual advisory fee (including, advisory fee) placed the Fund in the fourth quintile of its Lipper-constructed Expense Group. The Board also

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

considered that the Fund’s total expenses placed the Fund in the second quintile of its Lipper Expense Group. The Board concluded that the adviser’s profitability was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

GVIT S&P 500 Index Fund

(formerly GVIT Equity 500 Index Fund)

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

12	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GS&P (8/06)

Shareholder

Expense Example	Gartmore GVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
GVIT S&P 500 Index Fund
Class IV	Actual	$1,000.00	$1,025.40	$1.31	0.26%
	Hypothetical[1]	$1,000.00	$1,023.51	$1.31	0.26%
Class ID	Actual	$1,000.00	$976.60	$0.93[a]	0.19%[a]
	Hypothetical[1]	$1,000.00	$1,007.46	$0.95[b]	0.19%[b]

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

a	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

b	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT S&P 500 Index Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	87.4%
Cash Equivalents	13.4%
Other Investments*	4.1%
Liabilities in excess of other assets**	-4.9%

100.0%

Top Industries
Financial Services	9.1%
Oil & Gas	7.5%
Computers	7.5%
Retail	5.1%
Healthcare	5.0%
Banks	4.8%
Telecommunications	4.5%
Insurance	4.2%
Drugs	3.7%
Electrical Equipment	3.0%
Other Assets	45.6%

100.0%

Top Holdings***
Exxon Mobil Corp.	2.8%
General Electric Co.	2.6%
Citigroup, Inc.	1.8%
Bank of America Corp.	1.7%
Microsoft Corp.	1.6%
Procter & Gamble Co.	1.4%
Johnson & Johnson, Inc.	1.3%
Pfizer, Inc.	1.3%
American Int’l Group, Inc.	1.2%
Altria Group, Inc.	1.2%
Other Assets	83.1%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (87.4%)
Aerospace & Defense (1.8%)
Boeing Co. (The)	21,962	$1,798,907
General Dynamics Corp.	10,500	687,330
Lockheed Martin Corp.	9,700	695,878
Northrop Grumman Corp.	9,962	638,166
Raytheon Co.	11,400	508,098
Rockwell Collins, Inc.	4,014	224,262
United Technologies Corp.	27,700	1,756,734
Xilinx, Inc.	10,600	240,090

		6,549,465

Agriculture (0.2%)
Monsanto Co.	7,895	664,680

Airlines (0.1%)
Southwest Airlines Co.	17,750	290,568

Apparel (0.2%)
Jones Apparel Group, Inc.	2,400	76,296
Liz Claiborne, Inc. (c)	2,500	92,650
Nike, Inc., Class B	5,600	453,600
V.F. Corp.	2,100	142,632

		765,178

Auto Parts & Equipment (0.5%)
AutoNation, Inc. (b) (c)	3,683	78,964
AutoZone, Inc. (b)	1,800	158,760
Genuine Parts Co.	4,000	166,640
Ingersoll Rand Co.	9,800	419,243
Johnson Controls, Inc.	4,900	402,878
Navistar Int’l Corp. (b)	1,200	29,532
PACCAR, Inc.	5,025	413,960
Snap-On, Inc.	1,400	56,588

		1,726,565

Automobiles (0.4%)
Ford Motor Co. (c)	54,632	378,600
General Motors Corp. (c)	16,252	484,147
Harley-Davidson, Inc. (c)	8,000	439,120

		1,301,867

Banks (4.8%)
AmSouth Bancorp	8,000	211,600
Bank of America Corp.	125,193	6,021,782
Bank of New York Co., Inc.	21,028	677,102
BB&T Corp.	14,200	590,578
Bear Stearns Cos., Inc.	3,600	504,288
Commerce Bancorp, Inc. (c)	5,900	210,453

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Banks (continued)
Compass Bancshares, Inc. (c)	2,800	$155,680
Fifth Third Bancorp	16,285	601,731
Huntington Bancshares, Inc.	5,410	127,568
KeyCorp.	10,100	360,368
M & T Bank Corp. (c)	1,800	212,256
Mellon Financial Corp.	10,300	354,629
National City Corp.	15,900	575,421
Northern Trust Corp.	4,300	237,790
PNC Bank Corp.	8,600	603,462
Regions Financial Corp.	13,660	452,419
Sovereign Bancorp	8,505	172,737
SunTrust Banks, Inc.	10,400	793,104
Synovus Financial Corp.	7,500	200,850
U.S. Bancorp	48,868	1,509,044
Wachovia Corp.	44,754	2,420,296
Zions Bancorp	3,400	264,996

		17,258,154

Beverages (1.9%)
Anheuser-Busch Cos., Inc.	22,043	1,004,940
Brown-Forman Corp., Class B	1,900	136,211
Coca-Cola Co.	56,212	2,418,240
Coca-Cola Enterprises, Inc.	7,200	146,664
Constellation Brands, Inc. (b) (c)	4,400	110,000
Molson Coors Brewing Co.	1,200	81,456
Pepsi Bottling Group, Inc. (The)	3,300	106,095
PepsiCo, Inc.	45,330	2,721,614

		6,725,220

Biotechnology (0.3%)
Applera Corp.	5,800	187,630
Gilead Sciences, Inc. (b)	12,100	715,836
Waters Corp. (b)	2,400	106,560

		1,010,026

Business Services (2.9%)
Apollo Group, Inc. (b) (c)	4,200	217,014
AutoDesk, Inc. (b)	6,430	221,578
Automatic Data Processing, Inc.	15,508	703,288
Cintas Corp.	3,000	119,280
Compuware Corp. (b)	8,300	55,610

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GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Convergys Corp. (b)	3,500	$68,250
Dow Jones & Co., Inc. (c)	1,200	42,012
eBay, Inc. (b)	31,000	907,990
Electronic Data Systems Corp.	13,300	319,998
Equifax, Inc.	3,100	106,454
Exelon Corp.	17,724	1,007,255
First Data Corp.	20,216	910,529
Fiserv, Inc. (b) (c)	5,450	247,212
Google, Inc. (b)	5,621	2,357,053
IMS Health, Inc. (c)	4,253	114,193
Interpublic Group Cos., Inc. (The) (b)	14,500	121,075
Monster Worldwide, Inc. (b)	4,000	170,640
Moody’s Corp.	7,108	387,102
Omnicom Group, Inc. (c)	5,100	454,359
Paychex, Inc.	9,850	383,953
Pitney Bowes, Inc.	5,200	214,760
Robert Half Int’l, Inc.	3,900	163,800
Sabre Holdings, Inc.	2,768	60,896
Verisign, Inc. (b)	7,700	178,409
Yahoo!, Inc. (b)	33,700	1,112,100

		10,644,810

Chemicals & Allied Products (1.3%)
Air Products & Chemicals, Inc.	6,700	428,264
Dow Chemical Co.	25,466	993,938
E.I. du Pont de Nemours & Co.	26,100	1,085,760
Eastman Chemical Co. (c)	2,800	151,200
Hercules, Inc. (b) (c)	3,200	48,832
Millipore Corp. (b)	1,900	119,681
Occidental Petroleum Corp.	11,400	1,169,070
Praxair, Inc.	9,600	518,400
Rohm & Haas Co.	3,300	165,396
Sigma-Aldrich Corp. (c)	1,500	108,960

		4,789,501

Computers (7.5%)
Adobe Systems, Inc. (b)	17,100	519,156
Affiliated Computer Services, Class A (b) (c)	3,700	190,957

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Computers (continued)
American Power Conversion Corp. (c)	3,700	$72,113
Apple Computer, Inc. (b)	23,000	1,313,760
Avaya, Inc. (b) (c)	9,566	109,244
BMC Software, Inc. (b)	4,700	112,330
CA, Inc. (c)	11,600	238,380
Cisco Systems, Inc. (b)	167,457	3,270,435
Citrix Systems, Inc. (b)	5,500	220,770
Computer Sciences Corp. (b)	4,600	222,824
Dell, Inc. (b)	61,300	1,496,333
EMC Corp. (b)	67,000	734,990
Gateway, Inc. (b)	5,700	10,830
Hewlett Packard Co.	76,500	2,423,520
Int’l Business Machines Corp.	42,517	3,266,156
Intel Corp.	159,573	3,023,908
Intuit, Inc. (b)	5,200	314,028
Lexmark Int’l Group, Inc. (b)	3,200	178,656
Microsoft Corp.	240,640	5,606,913
NCR Corp. (b)	4,100	150,224
Network Appliance, Inc. (b)	10,800	381,240
Novell, Inc. (b) (c)	8,100	53,703
NVIDIA Corp. (b)	10,600	225,674
Oracle Corp. (b)	106,936	1,549,503
Parametric Technology Corp. (b)	2,840	36,096
SanDisk Corp. (b)	5,700	290,586
Sun Microsystems, Inc. (b)	100,856	418,552
Symantec Corp. (b)	29,791	462,952
Symbol Technologies, Inc.	5,600	60,424
Unisys Corp. (b)	8,400	52,752

		27,007,009

Conglomerates (0.6%)
Illinois Tool Works, Inc.	10,600	503,500
ITT Industries, Inc.	4,500	222,750
Tyco Int’l Ltd.	54,856	1,508,540

		2,234,790

Construction & Building Materials (1.0%)
Caterpillar, Inc.	18,000	1,340,640
Centex Corp.	3,700	186,110
D. R. Horton, Inc.	8,300	197,706

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GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction & Building Materials (continued)

Deere & Co.	6,800	$567,732
Fluor Corp.	2,700	250,911
KB Home (c)	2,300	105,455
Lennar Corp., Class A	4,300	190,791
Masco Corp. (c)	11,981	355,117
Pulte Corp.	5,000	143,950
Sherwin Williams Co.	2,600	123,448
Vulcan Materials Co. (c)	2,292	178,776

		3,640,636

Consumer Products (2.5%)
Alberto Culver Co., Class B	2,850	138,852
Avery-Dennison Corp.	2,400	139,344
Avon Products, Inc.	11,300	350,300
Black & Decker Corp.	2,500	211,150
Clorox Co. (The)	4,399	268,207
Colgate-Palmolive Co.	14,761	884,184
Danaher Corp.	6,000	385,920
Ecolab, Inc.	4,000	162,320
Estee Lauder Co., Inc. (The), Class A (c)	2,600	100,542
Fortune Brands, Inc.	3,500	248,535
Int’l Flavors & Fragrances, Inc.	2,000	70,480
Kimberly-Clark Corp.	13,200	814,440
Leggett & Platt, Inc. (c)	4,100	102,418
Pall Corp. (c)	2,800	78,400
Procter & Gamble Co.	89,999	5,003,944
Whirlpool Corp. (c)	2,450	202,493

		9,161,529

Containers (0.1%)
Ball Corp. (c)	2,200	81,488
Bemis Co.	2,300	70,426
Newell Rubbermaid, Inc.	6,100	157,563
Sealed Air Corp. (c)	1,900	98,952

		408,429

Drugs (3.7%)
Amerisource Bergen Corp.	6,408	268,623
Barr Parmaceuticals, Inc. (b)	3,300	157,377
Biogen, Inc. (b)	9,239	428,043
Eli Lilly & Co.	31,570	1,744,874

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Drugs (continued)
Express Scripts, Inc., Class A (b)	4,400	$315,656
Forest Laboratories, Inc., Class A (b)	8,400	324,996
Genzyme Corp. (b)	7,500	457,875
Medimmune, Inc. (b)	7,609	206,204

Merck & Co., Inc.	60,764	2,213,633
Mylan Laboratories, Inc.	4,800	96,000
Pfizer, Inc.	200,961	4,716,554
Schering Plough Corp.	39,300	747,879
Wyeth	36,900	1,638,729

		13,316,443

Electrical Equipment (3.0%)
Cooper Industries Ltd., Class A	2,115	196,526
Eaton Corp.	4,600	346,840
Emerson Electric Co.	10,800	905,148
General Electric Co.	285,248	9,401,774
Grainger (W.W.), Inc.	1,700	127,891

		10,978,179

Electronics (0.9%)
Agilent Technologies, Inc. (b)	12,361	390,113
Altera Corp. (b)	11,200	196,560
Broadcom Corp., Class A (b)	11,900	357,595
Harman Int’l Industries, Inc.	1,500	128,055
Molex, Inc.	3,425	114,977
Radioshack Corp. (c)	3,000	42,000
Rockwell Int’l Corp.	5,300	381,653
Sanmina Corp. (b)	11,500	52,900
Solectron Corp. (b)	19,500	66,690
Tektronix, Inc.	2,100	61,782
Teradyne, Inc. (b) (c)	4,800	66,864
Texas Instruments, Inc.	41,800	1,266,122

		3,125,311

Entertainment (0.7%)
Electronic Arts, Inc. (b)	8,900	383,056
Int’l Game Technology	8,700	330,078
Walt Disney Co. (The)	60,200	1,806,000

		2,519,134

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GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Financial Services (9.1%)
AMBAC Financial Group, Inc.	3,350	$271,685
American Express Co.	33,800	1,798,836
Ameriprise Financial, Inc.	6,080	271,594
Capital One Financial Corp.	8,000	683,600
Charles Schwab Corp.	26,850	429,063
Cit Group, Inc.	6,000	313,740
Citigroup, Inc.	136,354	6,577,716
Comerica, Inc.	5,200	270,348
Countrywide Credit Industries, Inc.	16,000	609,280
E*TRADE Financial Corp. (b)	12,600	287,532
Federal Home Loan Mortgage Corp.	19,600	1,117,396
Federal National Mortgage Association	25,986	1,249,927
Federated Investors, Inc.	2,100	66,150
First Horizon National Corp. (c)	3,000	120,600
Franklin Resources, Inc.	3,800	329,878
Genworth Financial, Inc., Class A	11,100	386,724
Golden West Financial Corp.	6,500	482,300
Goldman Sachs Group, Inc.	11,900	1,790,117
H & R Block, Inc. (c)	10,100	240,986
J.P. Morgan Chase & Co.	95,301	4,002,642
Janus Capital Group, Inc. (c)	4,800	85,920
Legg Mason, Inc. (c)	3,900	388,128
Lehman Brothers Holdings, Inc.	14,734	959,920
Marshall & Ilsley Corp.	5,400	246,996
Merrill Lynch & Co.	25,300	1,759,868
Morgan Stanley Dean Witter & Co.	29,400	1,858,374
North Fork Bancorp, Inc.	11,600	349,972
SLM Corp.	10,600	560,952
State Street Corp.	9,700	563,473
T. Rowe Price Group, Inc.	6,300	238,203
Washington Mutual, Inc. (c)	27,178	1,238,773
Wells Fargo Co.	46,059	3,089,638

		32,640,331

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Food & Related (2.4%)
Altria Group, Inc.	57,300	$4,207,538
Archer-Daniels Midland Co.	17,237	711,543
Campbell Soup Co.	6,100	226,371
ConAgra, Inc.	12,600	278,586
Dean Foods Co. (b)	4,200	156,198
General Mills, Inc. (c)	10,500	542,430
H.J. Heinz Co.	10,100	416,322
Hershey Foods Corp. (c)	4,800	264,336
Kellogg Co. (c)	7,400	358,382
McCormick & Co.	3,200	107,360
Sara Lee Corp.	22,929	367,323
SYSCO Corp. (c)	16,900	516,464
Tyson Foods, Inc., Class A (c)	5,300	78,758
Wrigley (Wm.) Jr. Co., Class A	5,800	263,088
Wrigley (Wm.) Jr. Co., Class B	1,025	46,433

		8,541,132

Healthcare (5.0%)
Abbott Laboratories	41,867	1,825,821
Allergan, Inc.	4,400	471,944
Bausch & Lomb, Inc.	1,700	83,368
Baxter Int’l, Inc.	17,100	628,596
Becton Dickinson & Co.	6,200	379,006
Bristol-Myers Squibb Co.	54,262	1,403,215
Cardinal Health, Inc. (c)	11,153	717,472
Coventry Health Care, Inc. (b)	4,900	269,206
HCA, Inc.	10,300	444,445
Health Management Associates, Inc., Class A (c)	5,400	106,434
Humana, Inc. (b)	4,900	263,130
Johnson & Johnson, Inc.	81,211	4,866,164
King Pharmaceuticals, Inc. (b)	5,233	88,961
McKesson HBOC, Inc.	8,900	420,792
Medco Health Solutions, Inc. (b)	8,848	506,813
Medtronic, Inc.	33,900	1,590,588
Quest Diagnostics, Inc.	4,900	293,608
St. Jude Medical, Inc. (b)	10,500	340,410
Stryker Corp.	7,400	311,614
Tenet Healthcare Corp. (b)	9,800	68,404
Unitedhealth Group, Inc.	36,944	1,654,352

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GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Healthcare (continued)
Watson Pharmaceutical, Inc. (b) (c)	2,100	$48,888
Wellpoint Health Networks, Inc. (b)	17,000	1,237,090

		18,020,321

Hotels & Motels (0.5%)
Cendant Corp.	26,000	423,540
Harrah’s Entertainment, Inc.	5,500	391,490
Hilton Hotels Corp.	8,000	226,240
Marriott Int’l, Inc., Class A (c)	9,300	354,516
Starwood Hotels & Resorts Worldwide, Inc.	6,500	392,210

		1,787,996

Industrial (0.1%)
Parker Hannifin Corp.	3,700	287,120
Thermo Electron Corp. (b) (c)	5,200	188,448

		475,568

Insurance (4.2%)
ACE Ltd.	8,712	440,740
Aetna, Inc.	15,100	602,943
AFLAC, Inc.	12,900	597,915
Allstate Corp. (The)	16,800	919,464
American Int’l Group, Inc.	71,268	4,208,375
AON Corp. (c)	8,800	306,416
Chubb Corp. (The)	11,300	563,870
CIGNA Corp.	3,500	344,785
Cincinnati Financial Corp.	3,921	184,326
Hartford Financial Services Group, Inc.	8,800	744,480
Lincoln National Corp.	8,477	478,442
Loews Corp.	10,101	358,080
Marsh & McLennan Cos., Inc.	14,100	379,149
MBIA, Inc. (c)	4,350	254,693
MetLife, Inc.	20,100	1,029,321
MGIC Investment Corp. (c)	2,900	188,500
Principal Financial Group, Inc.	6,900	383,985
Progressive Corp. (The)	20,100	516,771
Prudential Financial, Inc.	13,000	1,010,100

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
SAFECO Corp.	3,700	$208,495
St. Paul Travelers Cos., Inc. (The)	18,265	814,254
Torchmark Corp. (c)	2,200	133,584
UnumProvident Corp. (c)	8,900	161,357
XL Capital Ltd., Class A	4,400	269,720

		15,099,765

Leisure Products (0.2%)
Brunswick Corp.	2,300	76,475
Carnival Corp.	12,500	521,750
Hasbro, Inc.	3,800	68,818
Mattel, Inc.	9,100	150,241

		817,284

Manufacturing (1.1%)
3M Co.	20,638	1,666,931
American Standard Cos., Inc.	5,500	237,985
Cummins Engine, Inc.	1,400	171,150
Dover Corp.	4,800	237,264
Honeywell Int’l, Inc.	21,800	878,540
PPG Industries, Inc.	4,000	264,000
Stanley Works (The)	1,800	84,996
Textron, Inc. (c)	3,900	359,502

		3,900,368

Medical Equipment & Supplies (0.6%)
Bard (C.R.), Inc.	3,200	234,432
Biomet, Inc.	7,651	239,400
Boston Scientific Corp. (b)	34,467	580,424
Fisher Scientific Int’l, Inc. (b)	2,900	211,845
Laboratory Corp. of America Holdings (b) (c)	4,000	248,920
Patterson Cos., Inc. (b)	4,400	153,692
PerkinElmer, Inc.	2,800	58,520
Zimmer Holdings, Inc. (b)	7,226	409,859

		2,137,092

Medical Services (0.8%)
Amgen, Inc. (b)	32,332	2,109,016
Caremark Rx, Inc.	11,841	590,511
Hospira, Inc. (b)	3,636	156,130
Manor Care, Inc. (c)	2,600	121,992

		2,977,649

7

GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Metals & Mining (0.7%)
Alcoa, Inc.	23,040	$745,574
CONSOL Energy, Inc.	5,500	256,960
Freeport-McMoran Copper & Gold, Inc., Class B	5,600	310,296
Newmont Mining Corp.	12,858	680,574
Phelps Dodge Corp.	5,300	435,448

		2,428,852

Multimedia (2.0%)
CBS Corp., Class B	22,564	610,356
Clear Channel Communications, Inc.	12,800	396,160
Comcast Corp., Class A (b)	57,948	1,897,218
E.W. Scripps Co., Class A	1,900	81,966
L-3 Communications Holdings, Inc.	3,700	279,054
News Corp.	63,000	1,208,340
Time Warner, Inc.	119,521	2,067,713
Viacom Inc., Class B (b)	18,764	672,502

		7,213,309

Office Equipment & Supplies (0.1%)
Xerox Corp. (b) (c)	23,500	326,885

Oil & Gas (7.5%)
Anadarko Petroleum Corp.	13,398	638,951
Apache Corp.	9,598	655,064
Ashland, Inc.	2,400	160,080
Baker Hughes, Inc.	9,000	736,650
BJ Services Co. (c)	9,600	357,696
Chesapeake Energy Corp. (c)	11,400	344,850
ChevronTexaco Corp.	60,846	3,776,103
ConocoPhillips	45,236	2,964,315
Devon Energy Corp.	11,500	694,715
El Paso Corp.	19,177	287,655
EOG Resources, Inc.	7,100	492,314
Exxon Mobil Corp.	165,954	10,181,277
Hess Corp.	7,200	380,520
KeySpan Corp.	3,800	153,520
Kinder Morgan, Inc.	2,500	249,725
Marathon Oil Corp. (c)	10,301	858,073
Murphy Oil Corp.	5,100	284,886
Nabors Industries Ltd. (b) (c)	9,300	314,247
NICOR, Inc. (c)	2,100	87,150

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Oil & Gas (continued)
Noble Corp. (c)	4,200	$312,564
People’s Energy Corp. (c)	1,200	43,092
Sempra Energy	6,307	286,842
Sunoco, Inc.	3,900	270,231
Transocean Sedco Forex, Inc. (b)	9,300	746,976
Valero Energy Corp.	16,600	1,104,232
Williams Cos., Inc. (The)	15,400	359,744
XTO Energy, Inc.	9,366	414,633

		27,156,105

Oil Equipment & Services (1.2%)
Dynergy, Inc., Class A (b)	6,300	34,461
Halliburton Co.	13,700	1,016,677
Kerr-Mcgee Corp.	6,332	439,124
National-OilWell, Inc. (b)	5,300	335,596
Rowan Cos., Inc.	3,700	131,683
Schlumberger Ltd.	32,380	2,108,262
Weatherford Int’l Ltd. (b)	8,900	441,618

		4,507,421

Paper & Forest Products (0.4%)
Int’l Paper Co.	12,421	401,198
Louisiana-Pacific Corp.	2,500	54,750
MeadWestvaco Corp. (c)	3,907	109,123
Pactiv Corp. (b)	3,500	86,625
Plum Creek Timber Co., Inc.	4,024	142,852
Temple-Inland, Inc.	3,100	132,897
Weyerhaeuser Co.	7,400	460,650

		1,388,095

Photographic Equipment (0.1%)
Eastman Kodak Co. (c)	8,800	209,264

Printing & Publishing (0.4%)
Donnelley (R.R.) & Sons Co.	4,800	153,360
Gannett Co., Inc.	7,200	402,696
McGraw-Hill Cos., Inc. (The)	10,600	532,438
Meredith Corp. (c)	800	39,632
New York Times Co., Class A (c)	3,500	85,890
Tribune Co. (c)	6,964	225,843

		1,439,859

8

GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Railroads (0.7%)
Burlington Northern Santa Fe Corp.	9,600	$760,800
CSX Corp.	6,600	464,904
Norfolk Southern Corp.	10,700	569,454
Union Pacific Corp.	7,800	725,088

		2,520,246

Real Estate Investment Trusts (0.8%)
Apartment Investment & Management Co.	2,500	108,625
Archstone-Smith Trust	5,100	259,437
Boston Properties, Inc.	2,900	262,160
Equity Office Properties Trust	11,000	401,610
Equity Residential Property Trust	7,200	322,056
Kimco Realty Corp.	4,800	175,152
ProLogis Trust	6,000	312,720
Public Storage, Inc. (c)	1,900	144,210
Simon Property Group, Inc.	5,500	456,170
Vornado Realty Trust (c)	3,600	351,180

		2,793,320

Restaurants (0.5%)
Darden Restaurants, Inc.	4,250	167,450
McDonald’s Corp.	33,100	1,112,160
Wendy’s Int’l, Inc.	3,800	221,502
YUM! Brands, Inc.	7,900	397,133

		1,898,245

Retail (5.1%)
Amazon.com, Inc. (b) (c)	9,000	348,120
Bed Bath & Beyond, Inc. (b) (c)	8,500	281,945
Best Buy Co., Inc. (c)	10,575	579,933
Big Lots, Inc. (b) (c)	4,400	75,152
Circuit City Stores, Inc.	4,900	133,378
Coach, Inc. (b)	11,300	337,870
Costco Wholesale Corp.	13,600	776,968
CVS Corp.	22,208	681,786
Dillards, Inc. (c)	2,200	70,070
Dollar General Corp.	7,175	100,307
Family Dollar Stores, Inc.	3,400	83,062
Federated Department Stores, Inc.	14,722	538,825
Gap, Inc. (The)	13,500	234,900

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Retail (continued)
Home Depot, Inc.	56,682	$2,028,649
J.C. Penney Co., Inc.	6,800	459,068
Kohl’s Corp. (b)	9,800	579,376
Kroger Co.	18,400	402,224
Limited, Inc. (The)	8,066	206,409
Lowe’s Cos., Inc.	20,786	1,261,087
Nordstrom, Inc.	6,600	240,900
Office Depot, Inc. (b)	7,100	269,800
Officemax, Inc. (c)	2,300	93,725
Safeway, Inc.	13,600	353,600
Sears Holdings Corp. (b)	2,773	429,371
Staples, Inc.	21,150	514,368
Starbucks Corp. (b)	21,900	826,944
Supervalu, Inc.	4,403	135,172
Target Corp.	23,116	1,129,679
Tiffany & Co.	4,600	151,892
TJX Cos., Inc.	11,300	258,318
Wal-Mart Stores, Inc.	68,588	3,303,883
Walgreen Co.	28,500	1,277,940
Whole Foods Market, Inc. (c)	4,200	271,488

		18,436,209

Semiconductors (1.0%)
Advanced Micro Devices, Inc. (b)	12,500	305,250
Analog Devices, Inc.	10,100	324,614
Applied Materials, Inc.	44,800	729,344
Freescale Semiconductor, Inc. (b)	10,246	301,232
Jabil Circuit, Inc.	5,700	145,920
KLA-Tencor Corp.	4,900	203,693
Linear Technology Corp.	9,400	314,806
LSI Logic Corp. (b)	8,400	75,180
Maxim Integrated Products, Inc.	9,600	308,256
Micron Technology, Inc. (b) (c)	21,300	320,778
National Semiconductor Corp.	8,300	197,955
Novellus Systems (b)	4,100	101,270
PMC-Sierra, Inc. (b) (c)	7,300	68,620
QLogic Corp. (b)	3,400	58,616

		3,455,534

9

GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Steel (0.2%)
Allegheny Technologies, Inc.	2,700	$186,948
Nucor Corp.	8,200	444,850
United States Steel Corp.	3,700	259,444

		891,242

Telecommunications (4.5%)
ADC Telecomm, Inc. (b)	4,157	70,087
ALLTEL Corp.	11,300	721,279

Andrew Corp. (b)	3,700	32,782
AT&T, Inc.	106,649	2,974,440
BellSouth Corp.	49,600	1,795,520
CenturyTel, Inc.	4,000	148,600
CIENA Corp. (b) (c)	19,439	93,502
Citizens Communications Co.	7,800	101,790
Comverse Technology, Inc. (b)	6,100	120,597
Corning, Inc. (b)	41,900	1,013,561
Embarq Corp. (b)	4,634	189,948
JDS Uniphase Corp. (b) (c)	50,600	128,018
Juniper Networks, Inc. (b)	16,900	270,231
Lucent Technologies, Inc. (b)	114,800	277,816
Motorola, Inc.	66,600	1,341,990
QUALCOMM, Inc.	46,000	1,843,220
Qwest Communications Int’l, Inc. (b)	40,623	328,640
Sprint Corp.	81,699	1,633,163
Tellabs, Inc. (b)	13,900	185,009
Univision Communications, Inc. (b)	5,200	174,200
Verizon Communications, Inc.	81,102	2,716,106

		16,160,499

Tire & Rubber (0.0%)
B.F. Goodrich Co. (The)	2,800	112,812
Cooper Tire & Rubber Co. (c)	1,800	20,052
Goodyear Tire & Rubber Co. (b) (c)	4,200	46,620

		179,484

Tobacco (0.1%)
Reynolds American, Inc. (c)	2,300	265,190
UST, Inc. (c)	4,900	221,431

		486,621

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trucking (1.0%)
FedEx Corp.	8,100	$946,566
Ryder System, Inc. (c)	2,000	116,860
United Parcel Service, Inc., Class B	29,800	2,453,434

		3,516,860

Utilities (2.5%)
AES Corp. (b)	16,900	311,805
Allegheny Energy, Inc. (b)	3,600	133,452
Ameren Corp. (c)	4,900	247,450
American Electric Power Co., Inc.	11,860	406,205
Centerpoint Energy, Inc. (c)	6,500	81,250
CMS Energy Corp. (b) (c)	4,900	63,406
Consolidated Edison, Inc. (c)	7,600	337,744
Constellation Energy Group, Inc.	4,300	234,436
Detroit Edison Co. (c)	3,900	158,886
Dominion Resources, Inc. (c)	10,000	747,900
Duke Energy Corp.	32,776	962,631
Edison Int’l	9,800	382,200
Entergy Corp.	6,200	438,650
FirstEnergy Corp.	9,686	525,078
FPL Group, Inc.	10,200	422,076
Nisource, Inc. (c)	6,064	132,438
PG & E Corp.	10,400	408,512
Pinnacle West Capital Corp.	2,400	95,784
PPL Corp.	11,600	374,680
Progress Energy, Inc. (c)	7,526	322,640
Public Service Enterprise Group, Inc.	6,400	423,168
Southern Co.	21,500	689,075
TECO Energy, Inc.	5,100	76,194
TXU Corp.	13,200	789,228
Xcel Energy, Inc. (c)	8,880	170,318

		8,935,206

Waste Management (0.2%)
Allied Waste Industries, Inc. (b)	4,700	53,392
Waste Management, Inc.	16,000	574,080

		627,472

Total Common Stocks		315,085,728

10

GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

CASH EQUIVALENTS (13.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $48,203,122)	$48,182,648	$48,182,648

Total Cash Equivalents		48,182,648

	Shares or Principal Amount	Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.1%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Note 2 (Securities Lending)	$14,777,174	14,777,174

Total Short Term Securities Held as Collateral for Securities on Loan		$14,777,174

Total Investments (Cost $374,792,672) (a) — 104.9%		378,045,550
Liabilities in excess of other assets — (4.9)%		(17,577,076)

NET ASSETS — 100.0%		$360,468,474

(a)	See notes to financial statements for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of June 30, 2006.

At June 30, 2006, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ Depreciation
97	S&P 500 Emini Futures	09/15/06	31,025,450	560,973

*	Cash pledged as collateral.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $326,610,024)	$329,862,902
Repurchase agreements, at cost and value	48,182,648

Total investments	378,045,550

Cash	1,385,449
Cash collateral pledged for futures	1,779,750
Interest and dividends receivable	519,972
Receivable for capital shares issued	14,224,858
Receivable from adviser	156
Prepaid expenses and other assets	3,213

Total Assets	395,958,948

Liabilities:
Payable for capital shares redeemed	119,029
Payable for investments purchased	20,435,809
Payable for variation margin on futures contracts	77,312
Payable for return of collateral received for securities on loan	14,777,174
Accrued expenses and other payables:
Investment advisory fees	34,264
Fund administration and transfer agent fees	21,798
Administrative servicing fees	8,234
Other	16,854

Total Liabilities	35,490,474

Net Assets	$360,468,474

Represented by:
Capital	$420,121,891
Accumulated net investment income (loss)	101,983
Accumulated net realized gains (losses) from investment and futures transactions	(63,569,251)
Net unrealized appreciation (depreciation) on investments and futures	3,813,851

Net Assets	$360,468,474

Net Assets:
Class IV Shares	$255,959,310
Class ID Shares	104,509,164

Total	$360,468,474

Shares outstanding (unlimited number of shares authorized):
Class IV Shares	28,900,132
Class ID Shares	11,800,133

Total	40,700,265

Net asset value and offering price per share:*
Class IV Shares	$8.86
Class ID Shares	$8.86

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$324,172
Dividend income	2,505,924
Income from securities lending	16,066

Total Income	2,846,162

Expenses:
Investment advisory fees	278,595
Fund administration and transfer agent fees	100,132
Administrative servicing fees Class IV Shares	130,520
Trustee fees	4,630
Other	45,144

Total expenses before waived or reimbursed expenses	559,021
Expenses waived or reimbursed	(199,344)
Earnings credit (Note 5)	(250)

Total Expenses	359,427

Net Investment Income (Loss)	2,486,735

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(1,100,026)
Net realized gains (losses) on futures	(1,402,522)

Net realized gains (losses) on investment and futures transactions	(2,502,548)
Net change in unrealized appreciation/depreciation on investments and futures	6,925,733

Net realized/unrealized gains (losses) on investments and futures	4,423,185

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,909,920

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

GVIT S&P 500 INDEX FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,486,735		$4,280,053
Net realized gains (losses) on investment and futures transactions	(2,502,548)		(7,066,693)
Net change in unrealized appreciation/depreciation on investments and futures	6,925,733		14,675,801

Change in net assets resulting from operations	6,909,920		11,889,161

Distributions to Class IV shareholders from:
Net investment income	(2,079,074)		(4,289,933)
Distributions to Class ID shareholders from:
Net investment income	(327,199	)(a)	—

Change in net assets from shareholder distributions	(2,406,273)		(4,289,933)

Change in net assets from capital transactions	90,393,806		(28,961,641)

Change in net assets	94,897,453		(21,362,413)
Net Assets:
Beginning of period	265,571,021		286,933,434

End of period	$360,468,474		$265,571,021

Accumulated net investment income (loss)	$101,983		$21,521

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$5,266,147		$10,342,944
Dividends reinvested	2,079,084		4,289,933
Cost of shares redeemed	(21,784,533)		(43,594,518)

	(14,439,302)		(28,961,641)

Class ID Shares
Proceeds from shares issued	104,505,909	(a)	—
Dividends reinvested	327,199	(a)	—

	104,833,108		—

Change in net assets from capital transactions	$90,393,806		$(28,961,641)

SHARE TRANSACTIONS:
Class IV Shares
Issued	588,638		1,225,443
Reinvested	233,521		508,558
Redeemed	(2,429,640)		(5,172,768)

	(1,607,481)		(3,438,767)

Class ID Shares
Issued	11,762,610	(a)	—
Reinvested	37,523	(a)	—

	11,800,133		—

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT S&P 500 Index Fund

	Net Asset Value, Beginning of Period	Investment Activities			Distributions			Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratios/Supplemental Data:
		Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions					Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class IV Shares
Year Ended December 31, 2001	$9.36	0.09	(1.22)	(1.13)	(0.09)	(0.02)	(0.11)	$8.12	(12.24%	)	$324,915	0.28%		1.06%		0.53%		0.81%		6.00%
Year Ended December 31, 2002	$8.12	0.10	(1.89)	(1.79)	(0.09)	—	(0.09)	$6.24	(22.31%	)	$235,961	0.28%		1.32%		0.50%		1.10%		19.00%
Year Ended December 31, 2003(c)	$6.24	0.11	1.63	1.74	(0.13)	—	(0.13)	$7.85	28.33%		$281,115	0.28%		1.51%		0.47%		1.32%		2.41%
Year Ended December 31, 2004	$7.85	0.14	0.68	0.82	(0.22)	—	(0.22)	$8.45	10.59%		$286,933	0.28%		1.74%		0.43%		1.59%		3.10%
Year Ended December 31, 2005	$8.45	0.14	0.26	0.40	(0.14)	—	(0.14)	$8.71	4.75%		$265,571	0.28%		1.58%		0.47%		1.40%		4.29%
Six Months Ended June 30, 2006 (Unaudited)	$8.71	0.15	0.07	0.22	(0.07)	—	(0.07)	$8.86	2.54%	(d)	$255,959	0.26%	(e)	1.76%	(e)	0.41%	(e)	1.62%	(e)	5.26%

Class ID Shares
Period Ended June 30, 2006 (Unaudited)(f)	$9.15	1.31	(1.56)	(0.25)	(0.04)	—	(0.04)	$8.86	(2.77%	)(d)	$104,509	0.19%	(e)	2.14%	(e)	0.23%	(e)	2.11%	(e)	5.26%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The GVIT Equity 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.

(d)	Not annualized

(e)	Annualized

(f)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT S&P 500 Index Fund (the “Fund”), (formerly “GVIT Equity 500 Index Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 331/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Commercial Paper	Aegis Finance LLC	$1,493,193	5.29%	07/21/06
Repurchase Agreement	Bank of America Securities LLC	13,283,981	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$14,615,082	$14,777,174

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$399,323,102	$61,987,731	$(83,265,283)	$(21,277,552)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Fund Asset Management, L.P. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Prior to May 1, 2006, the Fund’s subadviser was SsgA Funds.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $1.5 billion	0.13%	0.11%	0.02%
Next $1.5 billion	0.12%	0.10%	0.02%
$3 billion or more	0.11%	0.09%	0.02%

Effective May 1, 2006, GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses from exceeding 0.23% for all classes of shares until at least May 1, 2007.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of the six months ended June 30, 2006, the cumulative potential reimbursements for the Class IV shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Fiscal Year 2005	Amount Six months ended June 30, 2006
$486,617	$414,515	$500,657	$199,344

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $131,856 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $61,698,965 and sales of $14,324,281.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan & Chase Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in custodian fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed the bank’s reduce its fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that the Fund underperformed its benchmark, the S&P 500 Index, over the one-, three- and five-year periods ended September 30, 2005. The Fund outperformed the benchmark on a gross basis. The Board concluded that the underperformance on net basis was understandable given that an index fund, such as the Fund, must take into account its fees and expenses in calculating performance while the index it tracks has no such fees or expenses. The Board also considered that the Fund ranked in the first quartile of the Lipper S&P 500 Index Objective Funds category in each of the one-, three-, and five-year periods.

The Board next reviewed and considered the Fund’s contractual advisory fee (including subadvisory fees) and breakpoints and noted that the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Lipper-constructed peer group. The Board considered, however, that due to substantial fee waivers and expense reimbursements by the adviser, the actual advisory fee ranked in the first quintile of the Lipper Expense Group. Additionally, the Board noted that the Fund’s

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

total expenses are below the median of the Fund’s Lipper Expense Group. The Board also considered the adviser’s profitability, and concluded that the adviser’s profitability was not excessive.

Finally, the Board considered management’s recommendation to replace the Fund’s current subadviser, SSgA Funds Management (“SSgA”) with Fund Asset Management (“FAM”), the current subadviser to the retail version of this Fund. The Board noted that management was proposing the change for several reasons including: (1) management’s decision to manage the Fund in a manner substantially similar to the retail version of the Fund; (2) FAM’s investment process, risk management, performance and the experienced team of FAM portfolio managers who would be managing the Fund’s assets; (3) and management’s successful negotiation of a reduction in the subadvisory fee that will be paid to FAM which enables management to significantly reduce the Fund’s overall advisory fee.

Specifically, the Board considered that FAM’s contractual subadvisory fee (0.02% - 0.0125%) is considerably lower than SSgA’s fee (0.025% - 0.015%). This enables management to propose a significant reduction in the Fund’s overall advisory fee (from 0.24% - 0.22% to 0.13% - 0.11%) which is a considerably greater amount than the reduction in the subadvisory fee. The Board noted that management seeks to make the Fund an attractive underlying investment in certain “fund-of-funds” arrangements and enables management to conform the price structure of this Fund to that of its retail counterpart, the Gartmore S&P 500 Index Fund.

In addition to its consideration of the reduced subadvisory (and advisory) fees, the Board also considered that FAM will manage the Fund in substantially the same manner as FAM manages the Fund’s retail counterpart. The Board further noted FAM’s demonstrated performance to date in managing the Fund’s retail counterpart.

Having considered management’s recommendation, including the reasons and related information presented, the Board approved: (1) the termination of SSgA; (2) the hiring of FAM as subadviser; (3) the new subadvisory agreement and fees; and (4) the renewal of the advisory agreement at the reduced fee rate proposed, all to become effective on May 1, 2006, the Trust’s annual contract renewal date.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

25

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

26

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President–Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

27

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28

Van Kampen GVIT Multi Sector Bond Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

19	Statement of Assets and Liabilities

19	Statement of Operations

20	Statements of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-VKGMS (8/06)

Shareholder

Expense Example	Van Kampen GVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Van Kampen GVIT Multi Sector Bond Fund
Class I	Actual	$1,000.00	$999.50	$5.06	1.02%
	Hypothetical[1]	$1,000.00	$1,019.79	$5.12	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Van Kampen GVIT Multi Sector Bond Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Corporate Bonds	44.4%
Cash Equivalents	24.2%
Sovereign Bonds	16.1%
Mortgage - Backed Obligations	11.9%
Interest Only Bonds	5.3%
U.S. Government Agencies	2.9%
Warrants	0.1%
Other Investments*	11.5%
Liabilities in excess of other assets**	-16.4%

100.0%

Top Holdings***
U.S. Treasury Notes, 3.50%, 11/15/06	6.1%
U.S. Treasury Notes, 6.13%, 08/15/29	5.2%
Federal National Mortgage Association, 7.00%, 12/01/35	3.0%
Mexican Fixed Rate Bonds, 8.00%, 12/17/15	2.4%
Bundes Republic of Deutschland, 5.63%, 01/04/28	2.3%
Federal National Mortgage Association Discount Notes, 5.01%, 07/12/06	2.0%
U.S. Treasury Notes, 3.13%, 05/15/07	2.0%
U.S. Treasury Notes, 8.13%, 08/15/19	1.9%
Federal National Mortgage Association, 7.00%, 06/01/36	1.7%
Federal Home Loan Bank - Discount Note, 1.71%, 07/05/06	1.6%
Other Assets	71.8%

100.0%

Top Industries
U.S. Treasury Notes	17.0%
Asset Backed Securities	15.1%
Federal National Mortgage Association	13.2%
Financial Services	13.1%
Oil & Gas	2.4%
Federal National Mortgage Association Discount Notes	2.0%
Federal Home Loan Mortgage Corporation	1.7%
Telecommunications	1.7%
Federal Home Loan Bank - Discount Note	1.6%
Fannie Mae Discount Note	1.6%
Other Assets	30.6%

100.0%

Top Countries
United States	66.4%
Mexico	4.2%
Germany	2.6%
Spain	1.4%
Canada	1.3%
Phillipines	1.3%
Brazil	1.2%
Russia	1.2%
United Kingdom	1.1%
Venezuela	0.7%
Other Assets	18.6%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS (44.4%)
Advertising (0.3%)
Interpublic Group Co., Inc., 5.40%, 11/15/09	$280,000	$256,900
WPP Finance (UK) Corp., 5.88%, 06/15/14	385,000	373,053
WPP Group, PLC, 6.00%, 06/18/08 (EUR)	120,000	159,403

		789,356

Aerospace & Defense (0.2%)
Northrop Grumman Corp., 4.08%, 11/16/06	115,000	114,343
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	284,021	292,463

		406,806

Asset Backed Securities (10.5%)
Aegis Asset Backed Securities Trust, 5.19%, 10/25/35 (e)	937,159	937,317
Asset Backed Funding Certificates, 5.16%, 01/25/35 (e)	61,725	61,719
Banc of America Funding Corp., 5.43%, 09/20/35 (e)	583,470	586,740
Bear Stearns Asset Backed, Inc., 5.30%, 03/25/35 (e)	981,040	981,477
Bear Stearns Asset Backed, Inc., 5.20%, 08/25/35 (e)	519,601	519,704
Capital Auto Receivables Asset Trust, 5.26%, 04/15/08 (e)	1,248,403	1,248,605
Credit Based Asset Servicing and Securities, 5.18%, 08/25/35 (e)	669,372	669,526
Credit Based Asset Servicing and Securities, 5.19%, 08/25/35 (e)	635,430	635,573
DSLA Mortgage Loan Trust, 5.08%, 03/19/45 (e)	1,817,887	1,817,887
First Franklin Mortgage Loan Asset Backed Certificates, 5.18%, 07/25/35 (e)	757,279	757,412
Greenpoint Mortgage Funding Trust, 5.40%, 08/25/35 (e)	1,672,886	1,674,012

	Principal Amount	Value

CORPORATE BONDS (continued)
Asset Backed Securities (continued)
GSAMP Trust, 5.17%, 04/25/35 (e)	$53,006	$53,008
GSAMP Trust, 5.17%, 06/25/35 (e)	198,015	198,029
GSAMP Trust, 5.20%, 08/01/35	795,699	795,820
Indymac Index Mortgage Loan Trust, 5.33%, 05/25/46 (e)	1,733,635	1,739,458
Indymac Index Mortgage Loan Trust, 5.21%, 07/25/46 (e)	1,725,000	1,727,515
Master Asset Backed Securities Trust, 5.17%, 03/25/35 (e)	156,467	156,479
MBNA Master Credit Card Trust, 5.40%, 09/15/09	1,675,000	1,677,653
Structured Asset Investment Loan Trust, 5.42%, 11/25/33 (e)	170,615	170,803
Structured Asset Investment Loan Trust, 5.17%, 06/25/35 (e)	117,791	117,796
Structured Asset Investment Loan Trust, 5.18%, 07/25/35 (e)	649,998	650,031
Structured Asset Mortgage Investments, Inc, 5.41%, 07/25/36	1,300,000	1,300,000
Structured Asset Mortgage Investments, Inc., 5.35%, 09/25/35	2,102,906	2,104,220
Structured Asset Mortgage Investments, Inc., 5.27%, 02/25/36 (e)	1,219,148	1,221,783
Structured Asset Mortgage Investments, Inc., 5.41%, 07/25/36	825,000	825,000
Structured Asset Mortgage Investments, Inc., 5.27%, 04/25/45 (e)	815,086	815,218
Structured Asset Securities Corp., 5.16%, 05/25/35 (e)	462,308	462,221

3

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Asset Backed Securities (continued)
Structured Asset Securities Corp., 5.28%, 06/25/35 (e)	$1,600,000	$1,600,695

		25,505,701

Automotive (1.3%)
Daimler Chrysler NA Holdings, 8.50%, 01/18/31 (g)	180,000	203,810
General Motors Corp., 8.38%, 07/05/33 (EUR)	180,000	178,983
General Motors Corp., 8.38%, 07/15/33 (g)	3,090,000	2,487,449
Sonic Automotive Inc., Series B, 8.63%, 08/15/13 (g)	445,000	440,550

		3,310,792

Banking (0.9%)
Banco ABN AMRO Real SA, 15.86%, 12/13/07 (BRL) (c)	50,000	23,228
Bank One Corp., 6.00%, 02/17/09	95,000	95,705
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	248,780
Citibank N.A., 15.00%, 01/30/09	275,900	298,400
Deutsche Bank AG, 5.13%, 01/31/13 (EUR)	80,000	106,399
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	139,714
KFW International Finance, 2.05%, 09/21/09 (JPY)	94,000,000	844,553
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	587,620

		2,344,399

Brewery (0.1%)
FBG Finance Ltd., 5.13%, 06/15/15 (c) (g)	250,000	229,035

Broadcast Media (0.1%)
Salem Communications Holding Corp., 9.00%, 07/01/11	184,000	192,280

	Principal Amount	Value

CORPORATE BONDS (continued)
Business Services (0.1%)
Iron Mountain, Inc., 8.63%, 04/01/13	$195,000	$195,000
Iron Mountain, Inc., 7.75%, 01/15/15	180,000	171,900

		366,900

Cable (0.6%)
Cablevision Systems Corp., 9.62%, 04/01/09 (e) (g)	290,000	307,400
CCH I LLC, 11.00%, 10/01/15	210,000	183,750
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	309,579
Echostar DBS Corp., 6.38%, 10/01/11	550,000	526,625
Echostar DBS Corp., 6.63%, 10/01/14	70,000	65,800
General Cable Corp., 9.50%, 11/15/10	100,000	106,000
TCI Communications, Inc., 7.88%, 02/15/26	90,000	96,913

		1,596,067

Chemicals & Plastics (0.8%)
Equistar Chemical, 10.13%, 09/01/08	330,000	347,325
Huntsman Corp., 10.13%, 07/01/09	195,000	197,925
ICI Wilmington, 4.38%, 12/01/08	115,000	110,983
JohnsonDiversey, Inc., 9.63%, 05/15/12 (g)	180,000	179,100
Nalco Co., 7.75%, 11/15/11 (g)	165,000	164,588
Westlake Chemicals, 6.63%, 01/15/16 (g)	1,070,000	988,412

		1,988,333

Cigarettes (0.2%)
Reynolds American, Inc., 7.25%, 06/01/13	520,000	508,300

Computers (0.1%)
Hewlett-Packard Co., 5.34%, 01/01/49 (e)	290,000	290,009

4

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Construction & Building Materials (0.1%)
Technical Olympic USA, Inc., 9.00%, 07/01/10	$100,000	$97,250
Technical Olympic USA, Inc., 10.38%, 07/01/12 (g)	100,000	96,000

		193,250

Consumer Products (0.1%)
Clorox Co., 5.44%, 12/14/07 (e)	210,000	210,233

Distribution & Wholesale (0.0%)
Nebraska Book Co., 8.63%, 03/15/12	65,000	60,450

Diversified (0.0%)
Murrin Murrin Holdings, 0.00%, 08/31/07 (f) (g)	125,000	0
Tyco International Group SA, 6.13%, 04/04/07 (EUR)	40,000	51,975

		51,975

Drugs (0.1%)
AmerisourceBergen Corp., 5.63%, 09/15/12 (c)	120,000	114,600
Warner Chilcott Corp., 8.75%, 02/01/15 (c)	210,000	212,100

		326,700

Electric (0.3%)
Ipalco Enterprises, Inc., 8.38%, 11/14/08	465,000	477,788
Ohio Power Company — IBC, 6.00%, 06/01/16	225,000	221,870

		699,658

Entertainment (0.2%)
Isle Of Capri Casinos, 7.00%, 03/01/14	490,000	462,438

Environmental Controls (0.2%)
Waste Management, Inc., 7.13%, 10/01/07	450,000	456,334

Financial Services (13.1%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	395,000	403,619
Altria Finance Ltd., 5.63%, 06/24/08 (EUR)	90,000	118,359

	Principal Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
American General Finance Corp., 4.63%, 05/15/09	$95,000	$92,231
American Home Mortgage Investment Trust, 5.43%, 04/25/44 (e)	522,872	523,353
Ameriquest Mortgage Securities, 5.22%, 07/25/35 (e)	371,149	371,189
AXA Financial, Inc., 7.75%, 08/01/10	460,000	489,514
Capital Auto Receivables Asset Trust, 5.28%, 01/15/08 (e)	912,505	912,802
Carrington Mortgage Loan Trust, 5.16%, 06/25/35 (e)	172,785	172,785
Carrington Mortgage Loan Trust, 5.23%, 09/25/35	684,416	684,565
Carrington Mortgage Loan Trust, 5.20%, 10/25/35 (e)	931,876	932,028
Caterpillar Financial Services Corp., 5.26%, 08/20/07 (e)	220,000	220,132
Caterpillar Financial Services Corp., 3.63%, 11/15/07	75,000	73,004
CIT Group, Inc., 7.38%, 04/02/07	120,000	121,495
Citigroup Mortgage Loan Trust, Inc., 5.17%, 05/25/35 (e)	346,835	346,865
Countrywide Alternative Loan Trust, 5.36%, 10/25/35 (e)	651,914	652,893
Countrywide Alternative Loan Trust, 5.53%, 11/20/35 (e)	1,147,243	1,151,386
Countrywide Alternative Loan Trust, 5.23%, 05/25/36 (e)	1,141,247	1,141,470
Countrywide Alternative Loan Trust, 0.65%, 02/25/37	7,675,827	419,772

5

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Countrywide Home Loans, Inc., 3.25%, 05/21/08	$220,000	$210,493
Equifirst Mortgage Loan Trust, 5.14%, 04/25/35 (e)	123,938	123,942
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	272,707
GE Capital Credit Card Master Note Trust, 5.25%, 06/15/10 (e)	1,350,000	1,350,546
General Electric Capital Corp., 4.25%, 12/01/10	100,000	94,675
General Motors Acceptance Corp., 6.88%, 09/15/11	1,280,000	1,221,325
Harborview Mortgage Loan Trust, 5.63%, 09/19/35 (e)	1,046,507	1,053,938
Harborview Mortgage Loan Trust, 0.94%, 03/19/37	2,982	2,237
Harborview Mortgage Loan Trust, 5.54%, 07/19/45 (e)	623,589	625,305
Household Finance Corp., 6.50%, 05/05/09 (EUR)	140,000	191,062
John Hancock Global Funding, 7.90%, 07/02/10 (c)	155,000	168,270
JP Morgan Chase & Co., 10.70%, 06/27/07 (c)	295,000	198,211
JSG Funding, PLC, 10.13%, 10/01/12 (EUR)	80,000	111,009
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	411,932
MBNA Corp., 5.58%, 05/05/08 (e)	460,000	463,315
MBNA Credit Card Master Note Trust, 5.32%, 08/16/10 (e)	1,750,000	1,753,356
Merrill Lynch Mortgage Investors, Inc., 5.09%, 04/25/08 (e)	1,075,609	1,075,663
Merrill Lynch Mortgage Investors, Inc., 5.28%, 06/25/35 (e)	288,340	288,382

	Principal Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Merrill Lynch Mortgage Investors, Inc., 5.20%, 07/25/35	$970,637	$970,682
New Century Home Equity Loan Trust, 5.61%, 11/25/34 (e)	1,250,000	1,253,033
Novastar Home Equity Loan, 5.20%, 06/25/35 (e)	301,650	301,680
Option One Morgage Loan Trust, 5.38%, 11/25/34 (e)	728,932	729,541
Park Place Securities, Inc., 5.16%, 06/25/35 (e)	67,390	67,380
Residential Accredit Loans, Inc., 5.34%, 02/25/46 (e)	706,550	706,977
Residential Accredit Loans, Inc., 5.35%, 02/25/46 (e)	645,456	647,874
Residential Capital Corp., 6.38%, 06/30/10	460,000	453,740
Saxon Asset Securities Trust, 5.17%, 10/25/35 (e)	393,360	393,395
Terwin Mortgage Trust, 5.20%, 07/25/35 (c) (e)	364,453	364,515
Wachovia Morgage Loan Trust, LLC, 5.19%, 10/25/35 (e)	551,701	551,774
Washington Mutual, Inc., 5.35%, 04/25/45	1,069,349	1,070,384
Washington Mutual, Inc., 5.18%, 05/25/45	975,268	974,041
Washington Mutual, Inc., 5.61%, 08/25/45 (e)	677,322	679,365
Washington Mutual, Inc., 5.34%, 10/25/45 (e)	1,201,859	1,204,356
Washington Mutual, Inc., 5.33%, 11/25/45 (e)	1,021,858	1,025,288
Washington Mutual, Inc., 5.33%, 12/25/45 (e)	918,654	919,046
Washington Mutual, Inc., 4.95%, 01/01/49 (e)	1,396,817	1,409,222

		32,166,123

6

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Food Products & Services (0.3%)
Conagra Foods, Inc., 7.00%, 10/01/28	$150,000	$152,528
Conagra Foods, Inc., 8.25%, 09/15/30	100,000	115,236
Michael Foods, 8.00%, 11/15/13 (g)	120,000	117,900
Pilgrim’s Pride Corp., 9.63%, 09/15/11	270,000	280,799
Pilgrim’s Pride Corp., 9.25%, 11/15/13 (g)	95,000	94,763
Smithfield Foods, Inc., 8.00%, 10/15/09 (g)	90,000	90,900

		852,126

Foreign Banks & Agencies (0.1%)
RSHB Capital, 7.18%, 05/16/13 (c) (g)	280,000	277,550

Health Care & Health Care Services (0.5%)
Columbia HCA Healthcare, 7.69%, 06/15/25	370,000	349,646
Fresenius Medical Care Capital Trust Series IV, 7.88%, 06/15/11	95,000	95,950
HCA, Inc., 7.58%, 09/15/25	175,000	162,991
Health Net, Inc., 9.88%, 04/15/11	295,000	330,005
Tenet Healthcare Corp., 7.38%, 02/01/13	310,000	282,875

		1,221,467

Hotels & Casinos (0.5%)
Host Marriott LP, 7.13%, 11/01/13 (g)	80,000	79,700
Host Marriott LP, 6.38%, 03/15/15	235,000	220,900
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	130,772
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	291,750
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	150,938
Station Casinos, Inc., 6.00%, 04/01/12	340,000	318,325

		1,192,385

	Principal Amount	Value

CORPORATE BONDS (continued)
Insurance (1.0%)
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	$250,000	$277,383
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33	660,000	573,218
Munich Re Finance BV, 6.75%, 06/21/23 (EUR)	130,000	185,178
Specialty Underwriting & Residential Finance, 5.18%, 12/25/35 (e)	249,511	249,549
Specialty Underwriting & Residential Finance, 5.44%, 06/25/36 (e)	866,107	866,227
St. Paul Travelers, 5.01%, 08/16/07	240,000	237,260

		2,388,815

Internet (0.0%)
Exodus Communications, Inc., 0.00%, 07/15/10 (f)	124,552	0
Rhythms Netconnections, 0.00%, 02/15/10 (f)	366,692	0

Machinery, Construction & Mining (0.1%)
Manitowoc Co., Inc., 10.50%, 08/01/12 (g)	214,000	232,190

Manufacturing (0.3%)
Goodman Global Holdings, 8.33%, 06/15/12 (e)	50,000	50,125
Interface, Inc., 7.30%, 04/01/08	55,000	55,275
Interface, Inc., 10.38%, 02/01/10	60,000	65,625
Interface, Inc., 9.50%, 02/01/14 (g)	225,000	232,312
Koppers, Inc., 9.88%, 10/15/13	47,000	50,408
Levi Strauss & Co., 9.74%, 04/01/12 (e) (g)	190,000	193,325
Propex Fabrics, Inc., 10.00%, 12/01/12	215,000	196,725

		843,795

Medical (0.2%)
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	355,250
Tenet Healthcare Corp., 9.88%, 07/01/14	100,000	100,000

		455,250

7

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Multimedia (0.4%)
News America, Inc., 6.40%, 12/15/35 (c)	$770,000	$712,177
Viacom, Inc., 6.88%, 04/30/36 (c)	380,000	366,723

		1,078,900

Oil & Gas (2.4%)
Colorado Interstate Gas, 6.80%, 11/15/15 (c)	150,000	144,577
Consolidated Natural Gas, 6.25%, 11/01/11	330,000	333,227
Consumers Energy Co., 4.80%, 02/17/09	210,000	204,215
Cooper Industries, Inc., 5.25%, 11/15/12 (c)	205,000	198,240
El Paso Production Holdings, 7.75%, 06/01/13	265,000	266,988
Empresa Nacional del Petroleo, 6.75%, 11/15/12	180,000	185,220
Empresa Nacional del Petroleo, 6.75%, 11/15/12 (c)	230,000	237,393
Entergy Gulf States, 6.02%, 12/08/08 (c) (e)	270,000	270,232
Gazprom Capital, 8.63%, 04/28/34	190,000	214,700
Hanover Equipment Trust, Series A, 8.50%, 09/01/08 (g)	126,000	129,150
Hilcorp Energy, 10.50%, 09/01/10 (c)	153,000	164,858
Hilcorp Energy, 7.75%, 11/01/15 (c) (g)	125,000	119,375
Husky Oil Ltd., 8.90%, 08/15/28	525,000	552,036
Magnum Hunter Resources, 9.60%, 03/15/12	29,000	30,668
National Gas Co., 6.05%, 01/15/36 (c)	220,000	202,518
Pemex Project Funding Master Trust, 6.63%, 04/04/10 (EUR)	250,000	340,187
Pemex Project Funding Master Trust, 6.63%, 06/15/10 (c) (e)	570,000	581,969

	Principal Amount	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Pemex Project Funding Master Trust, 8.63%, 12/01/23 (c)	$250,000	$273,500
Pemex Project Funding Master Trust, 9.50%, 09/15/27	30,000	35,850
Pemex Project Funding Master Trust, 9.50%, 09/15/27	110,000	131,450
Petro Shopping Centre, 9.00%, 02/15/12	320,000	317,600
Petroleos Mexicanos, 9.50%, 09/15/27 (c)	580,000	695,999
Pogo Producing Co., 6.88%, 10/01/17 (g)	210,000	194,513
Sempra Energy, 4.62%, 05/17/07	155,000	153,490

		5,977,955

Packaging & Containers (0.6%)
Graham Packaging Co., 8.50%, 10/15/12 (g)	155,000	151,900
Graphic Packaging International, 9.50%, 08/15/13 (g)	165,000	163,350
Owens-Illinois, Inc., 7.50%, 05/15/10 (g)	650,000	635,375
Sealed Air Corp., 5.63%, 07/15/13 (c)	520,000	495,472

		1,446,097

Paper & Forest Products (0.9%)
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	315,000	266,175
Bowater, Inc., 7.95%, 11/15/11	920,000	874,000
P.H. Glatfelter, 7.13%, 05/01/16 (c) (g)	65,000	64,163
Pindo Deli Finance BV, 4.68%, 04/28/15 (c) (e)	171,871	128,903
Pindo Deli Finance BV, 4.68%, 04/28/18 (c) (e)	446,898	245,794
Pindo Deli Finance BV, 7.80%, 04/28/27 (c)	901,231	180,246
Tjiwi Kimia Finance BV, 4.68%, 04/28/15 (e)	238,358	181,152

8

GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Tjiwi Kimia International BV, 5.66%, 04/28/15 (c) (e)	$220,290	$167,420
Tjiwi Kimia International BV, 4.68%, 04/28/18 (c) (e)	183,062	106,176
Tjiwi Kimia International BV, 7.88%, 04/28/27 (c)	473,111	94,622

		2,308,651

Pipelines (0.7%)
Consolidated Natural Gas, 5.00%, 12/01/14	230,000	211,568
Kinder Morgan Energy Partners, L.P., 5.13%, 11/15/14	90,000	82,163
Kinder Morgan Finance, 5.70%, 01/05/16	635,000	551,353
Pacific Energy Partners, 7.13%, 06/15/14	150,000	151,500
Panhandle Eastern Pipelines Series B, 2.75%, 03/15/07	85,000	83,189
Plains All American Pipeline, 6.70%, 05/15/36 (c)	230,000	224,183
Texas Eastern Transmission, 7.00%, 07/15/32	130,000	138,957
The Williams Cos., Inc., 7.88%, 09/01/21 (g)	255,000	258,825

		1,701,738

Printing & Publishing (0.3%)
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	81,281
Houghton Mifflin Co., 8.25%, 02/01/11	80,000	81,000
Houghton Mifflin Co., 9.88%, 02/01/13	130,000	134,875
Quebecor World Capital Corp., 8.75%, 03/15/16 (c) (g)	495,000	451,687

		748,843

Real Estate (0.3%)
Brascan Corp., 7.13%, 06/15/12 (g)	250,000	263,374
World Financial, 6.91%, 09/01/13 (c)	537,783	554,729

		818,103

	Principal Amount	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (1.2%)
American Home Mortgage Assets, 5.31%, 05/25/46	$1,746,799	$1,745,920
Luminent Mortgage Trust, 5.32%, 04/25/36 (e)	1,188,193	1,191,101

		2,937,021

Research & Testing Services (0.0%)
Geophysique, 7.50%, 05/15/15	40,000	39,100

Retail (0.8%)
Bon-Ton Department Stores, Inc., 10.25%, 03/15/14 (c) (g)	470,000	435,925
Delhaize America, Inc., 8.13%, 04/15/11	215,000	226,112
Jean Coutu Group PJC, Inc., 7.63%, 08/01/12	370,000	358,900
Limited Brands, 6.95%, 03/01/33	150,000	143,009
Linens ‘N Things, Inc., 10.70%, 01/15/14 (c) (e) (g)	560,000	530,600
Rite Aid Corp., 8.13%, 05/01/10	55,000	55,275
Yum! Brands, Inc., 8.88%, 04/15/11	165,000	183,767

		1,933,588

Special Purpose Entity (1.1%)
Aries Vermogenswaltung, 9.60%, 10/25/14	500,000	623,850
Innophos Investments, 13.17%, 02/15/15 (e)	288,300	288,660
Innophos, Inc., 8.88%, 08/15/14	1,270,000	1,250,950
K&F Acquisition, Inc., 7.75%, 11/15/14 (g)	370,000	364,450
Medcath Holdings Corp., 9.88%, 07/15/12 (g)	105,000	108,413

		2,636,323

Telecommunications (1.7%)
American Tower Corp., 7.50%, 05/01/12	275,000	277,750
American Tower Corp., 7.13%, 10/15/12	100,000	99,750

9

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VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T Corp., 6.00%, 11/21/06 (EUR)	$100,000	$129,092
AT&T Corp., 8.00%, 11/15/31 (e)	295,000	338,689
Axtel SA, 11.00%, 12/15/13	285,000	312,075
Corning, Inc., 6.25%, 02/18/10 (EUR)	60,000	80,955
Deutsche Telekom, 8.25%, 06/15/30	40,000	46,182
Deutsche Telekom International Finance, 8.13%, 05/29/12 (EUR)	160,000	240,800
France Telecom, 8.50%, 03/01/31	115,000	138,377
France Telecom SA, 8.13%, 01/28/33 (EUR)	90,000	150,046
Intelsat Bermuda Ltd., 9.61%, 01/15/12	190,000	191,900
Nextlink Communications, Inc., 0.00%, 06/01/09 (f)	500,000	0
Nextlink Communications, Inc., 0.00%, 06/01/09 (f)	350,000	0
Nordic Tel Co. Hldgs, 8.88%, 05/01/16 (c)	155,000	159,263
Nortel Networks Corp., 4.25%, 09/01/08	190,000	179,075
National Cable PLC, 8.75%, 04/15/14	75,000	74,438
Qwest Communications International, 8.86%, 02/15/09 (e)	225,000	229,219
Qwest Corp., 5.63%, 11/15/08	45,000	43,875
SBC Communications, Inc., 6.15%, 09/15/34 (g)	140,000	128,485
Sprint Capital Corp., 8.38%, 03/15/12	150,000	165,735
Sprint Capital Corp., 8.75%, 03/15/32	40,000	48,236
Telecom Italia Capital, 4.00%, 11/15/08	110,000	105,522
Telecom Italia Capital, 4.00%, 01/15/10	195,000	182,476

	Principal Amount	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Ubiquitel Operating Co., 9.88%, 03/01/11	$220,000	$239,250
Verizon New England, 6.50%, 09/15/11	10,000	10,003
Wind Acquisition Financial SA, 10.75%, 12/01/15 (c) (g)	490,000	520,624

		4,091,817

Telephone Communications (0.1%)
Telefonica Europe, 8.25%, 09/15/30	135,000	152,476

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	125,000	128,825
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	74,905

		203,730

Tobacco (0.1%)
Reynolds American, Inc., 6.50%, 07/15/10 (c)	200,000	193,500

Transportation Services (0.2%)
CHC Helicopter Corp., 7.38%, 05/01/14	220,000	211,200
Norfolk Southern Corp., 7.35%, 05/15/07	115,000	116,517
Union Pacific Corp., 6.79%, 11/09/07	100,000	101,292
Union Pacific Corp., 6.63%, 02/01/08	180,000	182,358

		611,367

Utilities & Power Producers (1.2%)
AES Corp., 9.38%, 09/15/10	53,000	56,710
AES Corp., 7.75%, 03/01/14 (g)	95,000	95,475
AES Corp., 9.00%, 05/15/15 (c) (g)	305,000	327,875
Arizona Public Service Co., 5.80%, 06/30/14	250,000	241,656
CC Funding Trust I, 6.90%, 02/16/07	305,000	306,711

10

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VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
Utilities & Power Producers (continued)
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	$380,000	$372,431
Detroit Edison Co., 6.13%, 10/01/10	200,000	201,569
Entergy Gulf States, 3.60%, 06/01/08	65,000	62,097
Entergy Gulf States, 5.63%, 12/01/09 (e)	105,000	103,894
Foundation PA Coal Co., 7.25%, 08/01/14 (g)	50,000	48,750
Monongahela Power Co., 5.00%, 10/01/06	170,000	169,600
MSW Energy Holdings, 7.38%, 09/01/10	185,000	185,000
MSW Energy Holdings, 8.50%, 09/01/10 (c)	45,000	46,350
National Grid Transco, PLC, 5.00%, 07/02/18 (EUR)	110,000	139,437
NiSource Finance Corp., 5.76%, 11/23/09 (e)	120,000	120,132
Pacific Gas & Electric, 6.05%, 03/01/34	140,000	132,134
RWE Finance BV, 5.50%, 10/26/07 (EUR)	9,000	11,788
TXU Corp., 4.81%, 11/17/14	300,000	286,308
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	106,801

		3,014,718

Total Corporate Bonds		109,512,644

SOVEREIGN BONDS (16.1%)
ARGENTINA (0.3%)
Republic of Argentina, 5.83%, 12/31/33	1,400,000	527,800
Republic of Argentina, 8.28%, 12/31/33	47,709	42,415
Republic of Argentina, 2.15%, 04/10/49	390,000	156,000

		726,215

BRAZIL (1.0%)
Federal Republic of Brazil, 14.50%, 10/15/09	520,000	646,880
Federal Republic of Brazil, 10.50%, 07/14/14	180,000	216,720

	Principal Amount	Value

SOVEREIGN BONDS (continued)
BRAZIL (continued)
Federal Republic of Brazil, 8.00%, 01/15/18	$136,000	$143,480
Federal Republic of Brazil, 8.88%, 10/14/19	956,000	1,064,984
Federal Republic of Brazil, 8.88%, 04/15/24	470,000	520,995

		2,593,059

BULGARIA (0.1%)
Republic of Bulgaria, 8.25%, 01/15/15	210,000	237,594
Republic of Bulgaria, 8.25%, 01/15/15 (c)	99,000	111,573

		349,167

CANADA (0.3%)
Canadian Government, 5.25%, 06/01/12	700,000	650,335

COLUMBIA (0.3%)
Republic of Columbia, 9.75%, 04/09/11	129,528	139,890
Republic of Columbia, 8.25%, 12/22/14	155,000	162,750
Republic of Columbia, 11.75%, 02/25/20	150,000	197,250
Republic of Columbia, 8.13%, 05/21/24	170,000	172,125

		672,015

ECUADOR (0.2%)
Republic of Ecuador, 9.38%, 12/15/15	100,000	98,500
Republic of Ecuador, 9.00%, 08/15/30	290,000	278,400

		376,900

GERMANY (2.3%)
Bundes Republic of Deutschland, 5.63%, 01/04/28	3,820,000	5,761,437

ITALY (0.1%)
Buoni Poliennali Del Tesson, 5.25%, 11/01/29	120,000	166,326

IVORY COAST (0.0%)
Ivory Coast, 11.72%, 03/29/18	285,000	73,388

11

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

SOVEREIGN BONDS (continued)
JAPAN (0.2%)
Japanese Government, 0.80%, 03/20/13	$50,000,000	$413,221

MALAYSIA (0.1%)
Malaysia, 8.75%, 06/01/09	290,000	311,784
Malaysia, 7.50%, 07/15/11	40,000	42,574

		354,358

MEXICO (4.2%)
Mexican Fixed Rate Bonds, 8.00%, 12/17/15	6,360,000	5,899,535
Mexican Fixed Rate Bonds, 10.00%, 12/05/24	27,760,000	2,559,617
United Mexican States, 8.38%, 01/14/11	1,360,000	1,482,400
United Mexican States, 8.13%, 12/30/19	260,000	293,800
United Mexican States, 11.50%, 05/15/26	58,000	85,550

		10,320,902

NIGERIA (0.2%)
Central Bank Of Nigeria, 6.25%, 11/15/20	500,000	493,750

PANAMA (0.2%)
Republic of Panama, 9.63%, 02/08/11	90,000	99,900
Republic of Panama, 7.13%, 01/29/26	220,000	212,300
Republic of Panama, 9.38%, 04/01/29	140,000	165,200

		477,400

PERU (0.3%)
Republic of Peru, 9.88%, 02/06/15	145,000	169,650
Republic of Peru, 8.38%, 05/03/16	120,000	129,600
Republic of Peru, 8.75%, 11/21/33	390,000	433,875

		733,125

PHILIPPINES (1.3%)
Republic of Philippines, 9.00%, 02/15/13	270,000	290,588

	Principal Amount	Value

SOVEREIGN BONDS (continued)
PHILIPPINES (continued)
Republic of Philippines, 8.88%, 03/17/15	$1,060,000	$1,147,450
Republic of Philippines, 10.63%, 03/16/25	270,000	333,450
Republic of Philippines, 9.50%, 02/02/30	1,170,000	1,339,650

		3,111,138

QATAR (0.1%)
State of Qatar, 9.75%, 06/15/30	170,000	237,320

RUSSIA (1.2%)
Russian Federation, 8.25%, 03/31/10	391,114	406,211
Russian Federation, 11.00%, 07/24/18	616,000	849,156
Russian Federation, 12.75%, 06/24/28	960,000	1,621,152
Russian Federation, 5.00%, 03/31/30	948	1,009

		2,877,528

SOUTH AFRICA (0.1%)
Republic of South Africa, 13.50%, 09/15/15	1,035,000	188,435

SPAIN (1.4%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09	2,250,000	2,994,852
Bonos Y Oblig Del Estado, 6.15%, 01/31/13	330,000	475,046

		3,469,898

SWEDEN (0.3%)
Swedish Government, 5.00%, 01/28/09	4,500,000	648,076

TUNISIA (0.0%)
Banque Cent De Tunisie, 7.38%, 04/25/12	110,000	114,400

TURKEY (0.3%)
Republic of Turkey, 11.50%, 01/23/12	300,000	342,750
Republic of Turkey, 11.00%, 01/14/13	340,000	387,600

		730,350

12

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VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

SOVEREIGN BONDS (continued)
UNITED KINGDOM (0.9%)
United Kingdom Treasury, 7.25%, 12/07/07	$1,200,000	$2,294,251

VENEZUELA (0.7%)
Republic of Venezuela, 10.75%, 09/19/13	640,000	763,520
Republic of Venezuela, 8.50%, 10/08/14	270,000	285,525
Republic of Venezuela, 5.75%, 02/26/16	90,000	79,650
Republic of Venezuela, 9.38%, 01/13/34	512,000	600,320

		1,729,015

Total Sovereign Bonds		39,562,009

MORTGAGE BACKED OBLIGATIONS (11.9%)
Federal Home Loan Mortgage Corporation (0.5%)
Gold, Pool # C00712, 6.50%, 02/01/29	37,070	37,471
Gold, Pool # C01104, 8.00%, 12/01/30	43,227	45,597
Gold, Pool # C01132, 8.00%, 01/01/31	39,234	41,385
Gold, Pool # C01150, 8.00%, 02/01/31	37,825	39,900
Gold, Pool # C29808, 8.00%, 08/01/29	24,693	26,071
Gold, Pool # C37329, 8.00%, 03/01/30	3,273	3,453
Gold, Pool # C39060, 8.00%, 06/01/30	1,812	1,912
Gold, Pool # C41333, 7.50%, 08/01/30	23,330	24,152
Gold, Pool # C41531, 8.00%, 08/01/30	15,205	16,039
Gold, Pool # C42327, 8.00%, 09/01/30	2,520	2,658
Gold, Pool # C44964, 7.50%, 11/01/30	60,855	62,999
Gold, Pool # C46763, 8.00%, 01/01/31	4,663	4,923
Gold, Pool # C46946, 8.00%, 01/01/31	12,464	13,147
Gold, Pool # C48997, 8.00%, 03/01/31	90,518	95,482

	Principal Amount	Value

MORTGAGE BACKED OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (continued)
Gold, Pool # C49587, 8.00%, 03/01/31	$31,220	$32,918
Gold, Pool # C50477, 8.00%, 04/01/31	35,112	37,021
Gold, Pool # C53381, 8.00%, 06/01/31	5,300	5,591
Gold, Pool # C53597, 8.00%, 06/01/31	153,889	162,256
Gold, Pool # C53657, 8.00%, 06/01/31	14,841	15,648
Gold, Pool # C60019, 7.50%, 11/01/31	10,498	10,866
Gold, Pool # C67851, 7.50%, 06/01/32	204,622	211,747
Gold, Pool # C69951, 6.50%, 08/01/32	59,995	60,559
Gold, Pool # C90381, 7.50%, 11/01/20	1,630	1,692
Pool # 170271, 12.00%, 08/01/15	291,865	316,209

		1,269,696

Federal National Mortgage Association (10.9%)
Pool # 251752, 6.50%, 06/01/28	146,618	148,122
Pool # 252009, 6.50%, 07/01/28	344,237	347,768
Pool # 253113, 7.50%, 03/01/30	23,736	24,618
Pool # 253673, 7.50%, 03/01/31	36,514	37,829
Pool # 253674, 8.00%, 03/01/31	2,914	3,075
Pool # 254695, 6.50%, 04/01/33	377,005	379,837
Pool # 256317, 7.00%, 06/01/36	4,025,402	4,118,155
Pool # 323591, 6.50%, 03/01/29	246,297	248,823
Pool # 346286, 6.50%, 05/01/26	90,550	91,488
Pool # 370191, 6.50%, 01/01/27	6,111	6,174
Pool # 415967, 6.50%, 10/01/28	131,317	132,664

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

MORTGAGE BACKED OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
Pool # 457953, 6.50%, 01/01/29	$116,620	$117,817
Pool # 482616, 6.50%, 02/01/29	215,005	217,194
Pool # 50946, 6.50%, 12/01/23	28,875	29,135
Pool # 511954, 7.50%, 10/01/29	8,454	8,765
Pool # 517874, 7.50%, 02/01/30	43,048	44,599
Pool # 519145, 7.50%, 10/01/29	25,284	26,214
Pool # 523284, 7.50%, 11/01/29	3,990	4,136
Pool # 527589, 7.50%, 01/01/30	10,246	10,623
Pool # 535399, 8.00%, 07/01/30	36,930	38,974
Pool # 535533, 8.00%, 10/01/30	134,137	141,563
Pool # 540017, 8.00%, 05/01/30	6,103	6,441
Pool # 540091, 7.50%, 06/01/30	21,766	22,551
Pool # 545239, 8.00%, 09/01/31	51,406	54,252
Pool # 545551, 8.00%, 04/01/32	32,765	34,579
Pool # 545604, 8.00%, 09/01/31	19,896	21,022
Pool # 545759, 6.50%, 07/01/32	223,872	225,848
Pool # 555533, 6.50%, 04/01/33	108,392	109,381
Pool # 563324, 7.00%, 12/01/30	80,453	82,307
Pool # 564363, 8.00%, 01/01/31	3,040	3,208
Pool # 564993, 7.50%, 03/01/31	30,447	31,544
Pool # 576112, 7.00%, 05/01/31	4,612	4,725
Pool # 577304, 7.50%, 04/01/31	8,255	8,538

	Principal Amount	Value

MORTGAGE BACKED OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
Pool # 577407, 7.50%, 07/01/31	$56,177	$58,106
Pool # 606566, 7.50%, 10/01/31	39,138	40,482
Pool # 613017, 8.00%, 03/01/31	3,740	3,951
Pool # 630601, 7.00%, 05/01/32	261,627	268,024
Pool # 642656, 7.00%, 07/01/32	69,800	71,506
Pool # 666097, 7.00%, 10/01/32	97,178	99,554
Pool # 741875, 6.50%, 09/01/33	38,062	38,348
Pool # 745114, 7.00%, 12/01/35	1,051,160	1,075,380
Pool # 826194, 7.00%, 07/01/35	25,265	25,847
Pool #826810, 7.00%, 08/01/35	728,151	745,019
Pool # 836067, 7.00%, 09/01/35	877,852	898,080
Pool # 836295, 7.00%, 10/01/35	776,787	794,686
Pool # 837999, 7.00%, 09/01/35	537,004	549,377
Pool # 843922, 7.00%, 11/01/35	1,620,273	1,657,608
Pool # 844517, 7.00%, 12/01/35	7,317,729	7,486,345
Pool # 849245, 7.00%, 01/01/36	500,001	511,583
Pool # 865286, 7.00%, 02/01/36	2,999,998	3,069,123
Pool # 865190, 7.00%, 02/01/36	196,849	201,409
Pool # 868995, 6.16%, 05/01/36	2,374,047	2,453,429

		26,829,826

Government National Mortgage Association (0.5%)
Pool # 780141, 10.00%, 12/15/20	201,253	219,379
Pool # 780349, 10.00%, 09/15/21	245,262	267,359

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

MORTGAGE BACKED OBLIGATIONS (continued)
Government National Mortgage Association (continued)
Pool # 780378, 11.00%, 01/15/19	$228,642	$249,181
Pool # 780699, 9.50%, 12/15/17	219,314	237,537
Pool # 780709, 11.00%, 01/15/21	273,518	297,492

		1,270,948

Total Mortgage Backed Obligations		29,370,470

INTEREST ONLY BONDS (5.3%)
Asset Backed Securities (4.8%)
Countrywide Alternative Loan Trust, 5.65%, 11/20/35	1,060,432	1,063,961
Countrywide Alternative Loan Trust, 0.97%, 12/20/35 (c)	11,765,833	305,665
Countrywide Alternative Loan Trust, 1.33%, 12/20/35 (c)	10,399,104	522,014
Countrywide Alternative Loan Trust, 5.59%, 02/25/36 (e)	1,786,225	1,809,036
Countrywide Alternative Loan Trust, 5.35%, 05/25/45 (e)	1,108,706	1,110,591
Countrywide Alternative Loan Trust, 5.28%, 07/25/46 (e)	1,750,000	1,750,000
Countrywide Alternative Loan Trust, 1.04%, 03/25/46	7,797,003	379,465
Greenpoint Mortgage Funding Trust, 1.21%, 08/25/45 (e)	5,491,884	168,189
Greenpoint Mortgage Funding Trust, 1.95%, 10/25/45 (e)	4,619,314	107,543
Greenpoint Mortgage Funding Trust, 1.80%, 12/31/49 (e)	7,210,305	223,069
Harborview Mortgage Loan Trust, 0.80%, 06/19/35 (e)	7,962,695	175,428

	Principal Amount	Value

INTEREST ONLY BONDS (continued)
Asset Backed Securities (continued)
Harborview Mortgage Loan Trust, 0.77%, 11/19/34 (e)	$14,022,735	$254,162
Harborview Mortgage Loan Trust, 1.09%, 05/19/35 (e)	12,026,934	291,277
Harborview Mortgage Loan Trust, 1.42%, 03/19/37 (e)	7,293,725	357,848
Harborview Mortgage Loan Trust, 5.37%, 07/20/46 (e)	1,300,000	1,300,000
Harborview Mortgage Loan Trust, 1.73%, 07/25/46 (e)	41	21
Harborview Mortgage Loan Trust, 2.19%, 08/25/46 (e)	8,050,000	347,156
Indymac Indx Mortgage Loan Trust, 0.64%, 07/25/35 (e)	6,444,070	199,363
Zuni Mortgage Loan Trust, 5.41%, 07/25/36 (e)	1,400,000	1,400,000

		11,764,788

Federal Home Loan Mortgage Corporation (0.2%)
IOETTE, Series 1103, Class N, 1156.50%, 06/15/21 (e)	15	29
1.88%, 06/17/27 (e)	1,839,636	50,439
6.00%, 04/15/32 (e)	1,220,110	230,988
7.00%, 07/15/33 (e)	525,754	131,622

		413,078

Federal National Mortgage Association (0.3%)
6.00%, 08/25/32 (e)	394,296	66,817
6.00%, 05/25/33 (e)	485,355	125,277
6.50%, 05/25/33 (e)	451,865	113,586
6.50%, 05/25/33 (e)	1,109,089	280,310
6.00%, 06/25/33 (e)	507,942	121,852
6.50%, 06/25/33 (e)	450,974	114,569

		822,411

Total Interest Only Bonds		13,000,277

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCIES (2.9%)
Federal Home Loan Mortgage Corporation (1.0%)
TBA, 5.50%, 08/01/19 (d)	$2,550,000	$2,498,204

Federal National Mortgage Association (1.9%)
TBA, 7.00%, 08/16/29 (d)	3,200,000	3,270,000
TBA, 6.00%, 07/25/36 (d)	1,450,000	1,498,938

		4,768,938

Total U.S. Government Agencies		7,267,142

WARRANTS (0.1%)
Banking (0.0%)
Central Bank of Nigeria, 0.00%, 11/15/20 (b) (f)	500	0

Foreign Government (0.1%)
Republic of Argentina, 5.83%, 12/15/35 (b)	4,154,313	106,973
Republic of Argentina, 8.28%, 12/15/35 (b)	130,001	11,461
Republic of Venezuela, 0.00%, 04/15/20 (b) (f)	1,250	0
United Mexican States, 0.00%, 09/01/06 (b)	250	15,000

		133,434

Telecommunications (0.0%)
XO Holdings, Inc. (b)	248	1,091
XO Holdings, Inc., Series A (b)	497	427
XO Holdings, Inc., Series B (b)	373	179
XO Holdings, Inc., Series C (b)	373	131

		1,828

Total Warrants		135,262

CASH EQUIVALENTS (24.2%)
Cash Sweeps (0.8%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $1,823,424)	1,822,649	1,822,649

Brazil (0.1%)
Citigroup, Inc., 1.87%, 05/18/09	250,000	237,017

	Principal Amount	Value

CASH EQUIVALENTS (continued)
Fannie Mae Discount Note (1.6%)
1.84% 7/24/06	$4,000,000	$3,987,984

Federal Home Loan Bank—Discount Note (1.6%)
1.71%, 07/05/06 (g)	4,000,000	3,998,856

Federal National Mortgage Association Discount Notes (2.0%)
5.01%, 07/12/06	5,000,000	4,991,966

Turkey (0.2%)
Citigroup, Inc., 1.35%, 06/28/07	710,000	576,747

U.S. Treasury Bill (0.3%)
3.22%, 07/13/06	700,000	699,187

U.S. Treasury Bonds (0.6%)
6.38%, 08/15/27	1,300,000	1,475,601

U.S. Treasury Notes (17.0%)
3.50%, 11/15/06 (g)	15,200,000	15,103,222
3.13%, 05/15/07 (g)	5,000,000	4,908,205
5.75%, 08/15/10 (g)	1,000,000	1,024,570
3.88%, 02/15/13	2,360,000	2,196,827
8.13%, 08/15/19	3,625,000	4,589,308
7.63%, 02/15/25 (g)	1,000,000	1,270,000
6.13%, 08/15/29 (g)	11,475,000	12,758,766

		41,850,898

Total Cash Equivalents		59,640,905

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (11.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust — Note 2 (Securities Lending)	28,234,936	28,234,936

Total Short-Term Securities Held as Collateral for Securities on Loan		28,234,936

Total Investments (Cost $284,540,539) (a) — 116.4%		286,723,645
Liabilities in excess of other assets — (16.4%)		(40,351,547)

NET ASSETS — 100.0%		$246,372,098

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

(b)	Denotes a non-income producing security.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	Mortgage Dollar Rolls

(e)	Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on June 30, 2006. The maturity date represents the actual maturity date.

(f)	Security in default.

(g)	All or part of the security was on loan as of June 30, 2006.

(BRL)	Principal amount denominated in Brazilian Real.

(EUR)	Principal amount denominated in Euro.

(JPY)	Principal amount denominated in Japanese Yen.

TBA	To Be Announced

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Euro	09/27/06	$(6,563,985)	$(6,698,147)	$(134,162)
Japanese Yen	08/07/06	(1,011,634)	(966,951)	44,683
Swedish Krone	09/21/06	(408,831)	(420,001)	(11,170)
United States Dollar	08/07/06	(20,972,499)	(20,972,499)	0
Total Short Contracts		$(28,956,949)	$(29,057,598)	$(100,649)
Long Contracts:
Japanese Yen	08/07/06	$20,972,499	$20,349,919	$(622,580)
United States Dollar	08/07/06	1,011,634	1,011,634	0
United States Dollar	09/21/06	408,831	408,831	0
United States Dollar	09/27/06	6,563,985	6,563,985	0
Total Long Contracts		$28,956,949	$28,334,369	$(622,580)

At June 30, 2006, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
564	U.S.10 yr. Note Future	09/20/06	$59,140,688	$(245,570)
2	Japanese Gov’t Bond	09/08/06	263,300,000	812,400
			$322,440,688	$566,830

Number of Contracts	Short Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
32	U.S. 5 yr. Note Future	09/29/06	$(3,309,000)	$11,881
100	U.S. 2 yr. Note Future	09/29/06	(20,278,125)	19,548
25	U.S. Long Bond	09/20/06	(2,666,406)	2,681
12	Euro Bond Future	09/07/06	(1,383,840)	5,727
			$(27,637,371)	$39,837

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

The following is a summary of option activity for the period ended June 30, 2006, by the Fund (amount in thousands):

Covered Call Options	Shares Subject To Contract	Premiums
Balance at beginning of period	0	$0
Options written	(813)	(9)
Options closed	262	92
Options expired	813	9
Options exercised	0	0
Options outstanding at end of period	262	$92

At June 30, 2006, the Fund had the following outstanding options:

Written	Option Contracts

Contracts	Type	Expiration Date	Exercise Price	Number Of Contracts	Value	Unrealized Appreciation (Depreciation)
Brazilian Real Option	Put	September 2006	2.287	261,740	$5,986	$(2,782)
Euro Option	Put	June 2007	94.25	333	141,525	58,234
Net Unrealized Appreciation On Written Option Contracts						$55,452

See notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $282,717,890)	$284,900,996
Repurchase agreements, at cost and value	1,822,649

Total Investments	286,723,645

Cash collateral pledged for futures	310,866
Put options written, at fair value (premiums received $92,059)	147,511
Interest and dividends receivable	2,828,580
Receivable for capital shares issued	321
Receivable for investments sold	14,472,600
Receivable for variation margin on futures contracts	329,815
Reclaims receivable	13,920
Prepaid expenses and other assets	3,356

Total Assets	304,830,614

Liabilities:
Payable to custodian	4,852,247
Securities sold short, at value (proceeds $11,089,875)	11,097,510
Payable to foreign currencies, at value (cost $458,407)	461,243
Payable for investments purchased	12,756,710
Payable for capital shares redeemed	119,478
Unrealized depreciation on forward foreign currency contracts	723,229
Payable for return of collateral received for securities on loan	28,234,936
Accrued expenses and other payables:
Investment advisory fees	150,705
Fund administration and transfer agent fees	28,967
Administrative servicing fees	19,576
Other	13,915

Total Liabilities	58,458,516

Net Assets	$246,372,098

Represented by:
Capital	$243,848,041
Accumulated net investment income (loss)	1,847,224
Accumulated net realized gain (losses) from investment, futures, options and foreign currency transactions	(741,792)
Net unrealized appreciation (depreciation) on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	1,418,625

Net Assets	$246,372,098

Net Assets:
Class I Shares	$246,372,098

Shares outstanding (unlimited number of shares authorized):
Class I Shares	25,656,517

Net asset value and offering price per share:*
Class I Shares	$9.60

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$6,376,280
Income from securities lending	68,015

Total Income	6,444,295

Expenses:
Investment advisory fees	927,426
Fund administration and transfer agent fees	117,803
Administrative servicing fees Class I Shares	190,103
Trustee fees	4,413
Other	35,818

Total expenses before earnings credit	1,275,563
Earnings credit (note 5)	(5,410)

Total Expenses	1,270,153

Net Investment Income (Loss)	5,174,142

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(196,466)
Net realized gains (losses) on futures	(696,761)
Net realized gains (losses) on options	32,167
Net realized gains (losses) on foreign currency transactions	330,094

Net realized gains (losses) on investment, futures, options and foreign currency transactions	(530,966)
Net change in unrealized appreciation/depreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(4,846,869)

Net realized/unrealized gains (losses) on investments, futures, options and foreign currencies	(5,377,835)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(203,693)

See notes to financial statements.

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Statement of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$5,174,142	$10,812,990
Net realized gains (losses) on investment, futures, options and foreign currency transactions	(530,966)	1,758,010
Net change in unrealized appreciation/depreciation on investments, futures, options and translation of assets and liabilities denominated in foreign currencies	(4,846,869)	(7,058,219)

Change in net assets resulting from operations	(203,693)	5,512,781

Distributions to Class I shareholders from:
Net investment income	(3,659,159)	(9,925,208)
Net realized gains on investments	(554,113)	(1,403,948)

Change in net assets from shareholder distributions	(4,213,272)	(11,329,156)

Change in net assets from capital transactions	(8,169,333)	26,272,319

Change in net assets	(12,586,298)	20,455,944
Net Assets:
Beginning of period	258,958,396	238,502,452

End of period	$246,372,098	$258,958,396

Accumulated net investment income (loss)	$1,847,224	$332,241

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$15,472,109	$50,005,573
Dividends reinvested	4,213,223	11,329,161
Cost of shares redeemed	(27,854,665)	(35,062,415)

	$(8,169,333)	$26,272,319

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	1,588,178	5,033,371
Reinvested	437,944	1,155,803
Redeemed	(2,857,179)	(3,545,087)

	(831,057)	2,644,087

See notes to financial statements.

20

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Van Kampen GVIT Multi Sector Bond Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover
Class I Shares
Year Ended December 31, 2001(b)	$9.28	0.54	(0.16)	0.38	(0.52)	—	(0.52)	$9.14	4.19%		$177,324	0.90%		5.99%		1.04%		5.85%		340.77%
Year Ended December 31, 2002	$9.14	0.42	0.22	0.64	(0.50)	—	(0.50)	$9.28	7.21%		$209,280	1.01%		4.61%		1.02%		4.60%		385.94%
Year Ended December 31, 2003	$9.28	0.36	0.74	1.10	(0.52)	—	(0.52)	$9.86	12.12%		$226,525	1.01%		3.75%		(c	)	(c	)	296.62%
Year Ended December 31, 2004	$9.86	0.42	0.21	0.63	(0.49)	—	(0.49)	$10.00	6.53%		$238,502	1.01%		4.23%		(c	)	(c	)	212.84%
Year Ended December 31, 2005	$10.00	0.42	(0.20)	0.22	(0.39)	(0.05)	(0.44)	$9.78	2.18%		$258,958	1.03%		4.26%		(c	)	(c	)	157.82%
Six Months Ended June 30, 2006 (Unaudited)	$9.78	0.20	(0.22)	(0.02)	(0.14)	(0.02)	(0.16)	$9.60	(0.05%	)(d)	$246,372	1.02%	(e)	4.12%	(e)	(c	)	(c	)	60.54%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(c)	There were no fee reductions during the period.

(d)	Not annualized.

(e)	Annualized.

See notes to financial statements.

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen GVIT Multi Sector Bond Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee,

22

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the

23

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

24

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar roll and included in investment income on the Statement of Operations. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$1,500,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	2,986,386	5.29%	07/21/06
Master Note — Floating	CDC Financial Product Inc.	5,000,000	5.41%	07/03/06
Medium Term Note — Floating	Beta Finance Inc.	300,000	5.37%	07/03/06
Medium Term Note — Floating	Macquarie Bank Ltd.	4,999,541	5.30%	07/21/06
Medium Term Note — Floating	Tango Finance Corp.	1,999,414	5.39%	07/03/06
Repurchase Agreement	Bank of America Securities LLC	11,449,594	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$ 27,461,085	$28,234,936

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$284,647,235	$6,314,200	$(4,237,790)	$2,076,410

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Morgan Stanley Investment Management, Inc. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $200 million	0.75%	0.45%	0.30%
$200 million or more	0.70%	0.45%	0.25%

26

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $188,028 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $142,512,687 and sales of $141,409,022.

For the six months ended June 30, 2006, the Fund had purchases of $144,680,768 and sales of $105,529,293 of U.S. Government securities, which are included in the total purchases and sales in the sentence above.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreements) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed the Fund’s composite benchmark (60% Citigroup U.S. Broad Investment-Grade Bond Index, 15% Citigroup U.S. High Yield Market Index, 15% Citigroup World Government Bond Index: Unhedged, and 10% JPMorgan Emerging Markets Bond Index) for the one- and three-year periods while underperforming the benchmark for the five year period end September 30, 2005. During each of these same periods, the Fund ranked in the third quartile of the Lipper General Bond Funds category. The Board discussed with management the Fund’s third quartile performance and noted the changes that had recently been made to the Fund that are intended to improve performance. The Board also considered management’s explanation that this Fund is intended to provide less risk and volatility than similar funds and consequently may underperform those funds.

Next, the Board considered the Fund’s contractual advisory fees and breakpoints which placed the Fund in the fifth quintile of its Lipper-constructed Expense Group, but within the range of contractual advisory fees of other funds in the Lipper Expense Group. The Board considered the Fund’s total expenses which placed the Fund in the fourth quintile of the Lipper Expense Group. The Board also considered, however, that the Fund’s total expenses are only four basis points above the median of the Lipper Expense Group. Finally, the Board reviewed the adviser’s profitability information and concluded that it is not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

29

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

30

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

32

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

33

GVIT Small Cap Value Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

16	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GSCV (8/06)

Shareholder

Expense Example	GVIT Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
GVIT Small Cap Value
Class I	Actual	$1,000.00	$1,077.20	$5.87	1.14%
	Hypothetical[1]	$1,000.00	$1,019.15	$5.72	1.14%
Class II	Actual	$1,000.00	$1,075.80	$7.10	1.38%
	Hypothetical[1]	$1,000.00	$1,017.96	$6.93	1.38%
Class III	Actual	$1,000.00	$1,077.30	$5.72	1.11%
	Hypothetical[1]	$1,000.00	$1,019.30	$5.57	1.11%
Class IV	Actual	$1,000.00	$1,077.40	$5.72	1.11%
	Hypothetical[1]	$1,000.00	$1,019.30	$5.57	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	GVIT Small Cap Value Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stock	96.2%
Treasury Notes	0.1%
Cash Equivalents	2.2%
Warrants	0.0%
Other assets in excess of liabilities	1.5%

100.0%

Top Holdings*
Todco, Class A	0.9%
Texas Regional Bancshares, Inc.	0.9%
Powerwave Technologies, Inc.	0.8%
Infocrossing, Inc.	0.8%
OMI Corp.	0.7%
Oregon Steel Mills, Inc.	0.7%
Washington Group Int’l, Inc.	0.7%
Ventas, Inc.	0.7%
Sybase, Inc.	0.7%
Cincinnati Bell, Inc.	0.7%
Endo Pharmaceuticals Holdings, Inc.	0.7%
Other Assets	91.7%

100.0%

Top Industries
Banks	9.6%
Real Estate Investment Trusts	9.0%
Oil & Gas	6.8%
Computer Software & Services	5.6%
Utilities	3.8%
Metals	3.7%
Aerospace & Defense	3.6%
Machinery	3.4%
Building	3.0%
Retail	2.8%
Other Assets	48.7%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (96.2%)
Advanced Materials & Products (0.2%)
Ceradyne, Inc. (b)	28,100	$1,390,669

Aerospace & Defense (3.6%)
AAR Corp. (b)	60,000	1,333,800
Alliant Techsystems, Inc. (b)	49,150	3,752,603
Curtiss-Wright Corp.	27,600	852,288
DRS Technologies, Inc.	81,850	3,990,188
EDO Corp.	169,220	4,118,814
Esterline Technologies Corp. (b)	17,200	715,348
HEICO Corp.	7,000	198,450
Hexcel Corp. (b)	81,600	1,281,936
K&F Industries Holdings, Inc. (b)	189,480	3,359,480
Kaman Corp., Class A	82,600	1,503,320
Moog, Inc., Class A (b)	118,375	4,050,793
Orbital Sciences Corp. (b)	18,700	301,818
Triumph Group, Inc. (b)	8,800	422,400

		25,881,238

Agriculture (0.2%)
Andersons, Inc. (The)	37,800	1,572,858
Delta & Pine Land Co.	500	14,700

		1,587,558

Airlines (0.8%)
Alaska Air Group, Inc. (b)	37,700	1,486,134
Continental Airlines, Inc., Class B (b)	47,900	1,427,420
Enpro Industries, Inc. (b)	14,600	490,560
ExpressJet Holdings, Inc. (b)	61,400	424,274
Mesa Air Group, Inc. (b)	36,700	361,495
Republic Airways Holdings, Inc. (b)	27,200	462,944
SkyWest, Inc.	49,400	1,225,120

		5,877,947

Apparel (0.9%)
Carter’s, Inc. (b)	26,000	687,180
Maidenform Brands, Inc. (b)	1,100	13,563
Oxford Industries, Inc.	2,300	90,643
Perry Ellis International, Inc. (b)	41,267	1,044,468
Phillips-Van Heusen Corp.	101,600	3,877,056
Quiksilver, Inc. (b)	31,700	386,106
Russell Corp.	13,000	236,080

		6,335,096

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Auto Dealers (0.4%)
Group 1 Automotive, Inc.	16,000	$901,440
Lithia Motors, Inc., Class A	61,400	1,861,648
Sonic Automotive, Inc.	11,500	255,070
United Auto Group, Inc.	1,100	23,485

		3,041,643

Auto Parts & Equipment (0.6%)
Aftermarket Technology Corp. (b)	22,400	556,640
American Axle & Manufacturing Holdings, Inc.	12,500	213,875
Arvinmeritor, Inc.	40,100	689,319
Asbury Automotive Group, Inc. (b)	58,100	1,216,614
Keystone Automotive Industries, Inc. (b)	7,200	303,984
Standard Motor Products, Inc.	15,300	127,602
Tenneco Automotive, Inc. (b)	44,700	1,162,200
Visteon Corp. (b)	13,300	95,893

		4,366,127

Banks (9.6%)
1st Source Corp.	4,900	165,767
Amcore Financial, Inc.	50,900	1,491,879
Americanwest Bancorp	5,300	120,045
Ameris Bancorp	12,280	284,159
Associated Banc-Corp.	12,800	403,584
BancFirst Corp.	9,000	402,750
Bank of the Ozarks, Inc.	7,600	253,080
Banner Corp.	4,600	177,284
Berkshire Hills Bancorp, Inc.	1,000	35,480
BOK Financial Corp.	32,100	1,594,407
Cadence Financial Corp.	85,600	1,906,312
Capital Crossing Bank (b)	700	17,220
Capitol Bancorp Ltd.	8,800	342,760
Cardinal Financial Corp.	5,800	67,396
Cathay General Bancorp	9,900	360,162
Central Pacific Financial Corp.	67,100	2,596,770
Chemical Financial Corp.	13,955	427,023
Chittenden Corp.	14,000	361,900
City Bank	3,700	172,642
City Holding Co.	16,700	603,538
Colonial Bancgroup, Inc.	113,500	2,914,680
Columbia Banking System, Inc.	11,630	434,729
Community Bank System, Inc.	14,400	290,448
Community Trust Bancorp, Inc.	15,270	533,381

3

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Banks (continued)
Corus Bankshares, Inc.	106,400	$2,785,552
Cullen/Frost Bankers, Inc.	20,300	1,163,190
Dynamic Materials Corp.	60,500	2,040,665
East West Bancorp, Inc.	34,490	1,307,516
Eurobancshares, Inc. (b)	18,400	177,928
Farmers Capital Bank Corp.	400	13,100
Financial Institutions, Inc.	1,400	29,204
First BanCorp. ADR — PR	48,600	451,980
First Citizens BancShares, Class A	8,100	1,624,050
First Commonwealth Financial Corp.	34,400	436,880
First Community Bankshares, Inc.	200	6,598
First Oak Brook Bank	4,500	166,500
First Regional Bancorp (b)	200	17,600
First Republic Bancorp, Inc.	22,650	1,037,370
First State Bancorp	77,587	1,845,019
FNB Corp.	2,900	107,300
Fremont General Corp.	35,600	660,736
Great Southern Bancorp, Inc.	7,800	238,134
Greater Bay Bancorp	28,300	813,625
Greene County Bancshares, Inc.	2,800	86,688
Hanmi Financial Corp.	160,750	3,124,980
Heartland Financial USA, Inc.	5,500	146,575
Heritage Commerce Corp.	2,700	66,933
Horizon Financial Corp	4,900	134,407
Iberiabank Corp.	30,900	1,777,986
Independent Bank Corp. (Mass.)	27,600	896,172
Independent Bank Corp. (Mich.)	29,058	764,225
Intervest Bancshares Corp. (b)	1,200	48,600
Irwin Financial Corp.	32,400	628,236
Lakeland Financial Corp.	3,300	80,157
Mainsource Financial Group, Inc.	5,496	95,795
MB Financial, Inc.	5,450	192,712
MBT Financial Corp.	6,600	105,600
Mercantile Bank Corp.	9,962	396,986
Mid-State Bancshares	14,300	400,400
Nara Bankcorp, Inc.	5,200	97,500
National Penn Bancshares, Inc.	89,470	1,776,874
Old Second Bancorp, Inc.	3,700	114,700
Oriental Financial Group ADR — PR	20,100	256,476
Pacific Capital Bancorp	21,500	669,080

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp, Inc.	5,500	$164,120
Prosperity Bancshares, Inc.	12,600	414,414
Provident Bankshares Corp.	57,400	2,088,786
R & G Financial Corp. ADR — PR	56,350	484,047
Republic Bancorp, Inc.	72,271	895,438
Republic Bancorp, Inc., Class A	5,181	106,729
Royal Bancshares of Pennsylvania, Class A	5,358	130,092
Santander Bancorp ADR — PR	2,300	56,626
SCBT Financial Corp.	4,195	149,552
Security Bank Corp.	10,500	233,835
Sierra Bancorp	1,200	31,464
Signature Bank (b)	130,400	4,222,351
Simmons First National Corp., Class A	7,600	220,476
Southside Bancshares, Inc.	6,955	155,236
Southwest Bancorp	6,500	165,750
Sterling Bancshares, Inc.	32,000	600,000
Sterling Financial Corp.	60,512	1,325,213
Summit Bancshares, Inc.	14,800	313,908
Sun Bancorp, Inc. (b)	5,754	93,445
Taylor Capital Group, Inc.	9,700	395,857
Texas Regional Bancshares, Inc.	164,705	6,245,613
Trico Bancshares	8,600	235,468
TrustCo Bank Corp.	36,400	401,128
UMB Financial Corp.	54,500	1,817,030
Umpqua Holdings Corp.	32,496	833,522
Union Bankshares Corp.	25,800	1,113,012
United Bankshares, Inc.	8,200	300,366
W Holding Co. Inc. ADR — PR	74,091	492,705
West Coast Bancorp	42,900	1,264,263
Wilmington Trust Corp.	34,400	1,450,992

		69,142,863

Beverages (0.4%)
Boston Beer Co. Inc., Class A (b)	89,190	2,612,375

Biotechnology Research & Production (0.1%)
Infinity Bio-Energy Ltd.	155,500	816,375

Broadcast Media & Television (0.6%)
Arbitron, Inc.	3,400	130,322
Citadel Broadcasting Corp.	111,590	993,151
Entercom Communications Corp.	1,000	26,160

4

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Broadcast Media & Television (continued)
Entravision Communications Corp. (b)	223,300	$1,913,681
Lin TV Corp., Class A (b)	5,400	40,770
Radio One, Inc. (b)	105,300	779,220
Saga Communications, Inc. (b)	3,900	35,334
Sinclair Broadcast Group, Inc.	5,800	49,648
Westwood One, Inc.	15,800	118,500

		4,086,786

Building (3.0%)
Apogee Enterprises, Inc.	23,100	339,570
Baker (Michael) Corp. (b)	45,800	993,860
Building Materials Holding Corp.	35,600	992,172
Genlyte Group, Inc. (b)	19,800	1,434,114
Granite Construction, Inc.	55,300	2,503,431
Levitt Corp., Class A	14,375	230,000
Martin Marietta Materials, Inc.	5,200	473,980
Modine Manufacturing Co.	20,400	476,544
Modtech Holdings, Inc. (b)	272,410	1,844,216
NCI Building Systems, Inc. (b)	35,500	1,887,535
U.S. Concrete, Inc. (b)	164,210	1,814,521
Universal Forest Products, Inc.	32,300	2,026,179
Washington Group International, Inc.	97,950	5,224,652
Watsco, Inc.	7,200	430,704
WCI Communities, Inc. (b)	13,100	263,834
Williams Scotsman International, Inc. (b)	36,155	789,625

		21,724,937

Business Services (1.2%)
CRA International, Inc. (b)	4,500	203,130
Deluxe Corp.	54,000	943,920
Fair Issac & Co. Inc.	108,300	3,932,373
FTD Group, Inc. (b)	33,200	448,200
IKON Office Solutions, Inc.	64,500	812,700
infoUSA, Inc.	4,600	47,426
Marlin Business Services Corp. (b)	12,200	275,232
Spherion Corp. (b)	49,000	446,880
StarTek, Inc.	5,500	82,225
TALX Corp.	49,250	1,077,098
Viad Corp.	18,400	575,920

		8,845,104

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Casinos & Gambling (0.1%)
Ameristar Casinos, Inc.	12,900	$250,905
Aztar Corp. (b)	9,900	514,404

		765,309

Chemicals (2.0%)
FMC Corp.	17,600	1,133,264
Georgia Gulf Corp.	3,100	77,562
H. B. Fuller Co.	26,800	1,167,676
Hercules, Inc. (b)	67,800	1,034,628
Methanex Corp. ADR — CA	216,350	4,582,293
Minerals Technologies, Inc.	10,500	546,000
Newmarket Corp.	18,800	922,328
OM Group, Inc. (b)	1,400	43,190
PolyOne Corp. (b)	80,600	707,668
Sensient Technologies Corp.	20,200	422,382
Terra Industries, Inc. (b)	1,600	10,192
Tronox, Inc.	213,950	2,817,722
UAP Holding Corp.	21,300	464,553
W.R. Grace & Co. (b)	33,800	395,460
Wellman, Inc.	32,500	131,300

		14,456,218

Coal (0.6%)
Foundation Coal Holdings, Inc.	43,390	2,036,292
James River Coal Co. (b)	45,400	1,202,646
KFX, Inc. (b)	57,620	880,434

		4,119,372

Commercial Services (0.7%)
CBIZ, Inc. (b)	21,900	162,279
Clark, Inc.	7,200	95,040
Consolidated Graphics, Inc. (b)	9,700	504,982
DynCorp International, Inc. (b)	51,600	535,608
Learning Tree International, Inc. (b)	205,650	1,803,551
LodgeNet Entertainment Corp. (b)	37,900	706,835
Maximus, Inc.	3,500	81,025
NCO Group, Inc. (b)	7,600	200,944
Sourcecorp (b)	10,100	250,379
TeleTech Holdings, Inc. (b)	38,400	486,144
Vertrue, Inc. (b)	3,500	150,605
Volt Information Sciences, Inc. (b)	5,500	256,300

		5,233,692

5

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Communications Technology (2.6%)
3COM Corp. (b)	124,800	$638,976
CIENA Corp. (b)	470,800	2,264,548
CommScope, Inc. (b)	23,700	744,654
Digi International, Inc. (b)	1,900	23,807
Dycom Industries, Inc. (b)	93,790	1,996,789
Fairpoint Communications, Inc.	49,900	718,560
Glenayre Technologies, Inc. (b)	11,400	30,096
Inter-Tel, Inc.	22,800	480,168
Powerwave Technologies, Inc. (b)	659,600	6,015,552
RF Micro Devices, Inc. (b)	448,200	2,675,754
SureWest Communications	6,400	123,648
Symbol Technologies, Inc.	92,500	998,075
Valor Communications Group	178,000	2,038,100

		18,748,727

Computer Software & Services (5.6%)
Actuate Corp. (b)	212,813	859,765
Agilysys, Inc.	33,700	606,600
Altiris, Inc. (b)	12,900	232,716
Aspen Technologies, Inc. (b)	18,400	241,408
Avocent Corp. (b)	19,700	517,125
Black Box Corp.	12,500	479,125
Brocade Communications Systems, Inc. (b)	135,200	830,128
Ciber, Inc. (b)	39,300	258,987
Corel Corp. ADR — CA (b)	169,250	2,041,155
Covansys Corp. (b)	22,700	285,339
CSG Systems International, Inc. (b)	18,000	445,320
Diebold, Inc.	47,200	1,917,264
Electronics for Imaging, Inc. (b)	33,600	701,568
Hutchinson Technology, Inc. (b)	19,100	413,133
Infocrossing, Inc. (b)	490,370	5,663,773
Intergraph Corp. (b)	4,800	151,152
Internet Security Systems, Inc. (b)	4,100	77,285
Interwoven Software, Inc. (b)	157,900	1,354,782
iPass, Inc. (b)	16,300	91,280
JDA Software Group, Inc. (b)	13,800	193,614
Komag, Inc. (b)	11,500	531,070
Lawson Software, Inc. (b)	39,800	266,660
Magma Design Automation, Inc. (b)	20,400	149,940
ManTech International, Corp. (b)	9,700	299,342
McDATA Corp., Class A (b)	107,700	439,416
Mentor Graphics Corp. (b)	47,800	620,444

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Software & Services (continued)
Neoware, Inc. (b)	40,000	$491,600
NetIQ Corp. (b)	10,300	125,557
Palm, Inc. (b)	47,400	763,140
Parametric Technology Corp. (b)	34,020	432,394
Perot Systems Corp., Class A (b)	42,500	615,400
Phoenix Technologies Ltd. (b)	7,300	35,113
Progress Software Corp. (b)	14,100	330,081
QAD, Inc.	6,800	52,700
Quantum Corp. (b)	196,400	514,568
Quest Software, Inc. (b)	141,300	1,983,852
RadiSys Corp. (b)	9,700	213,012
RSA Security, Inc. (b)	7,700	209,363
Sapient Corp. (b)	366,950	1,944,835
SI International, Inc. (b)	6,000	183,960
Silicon Storage Technology, Inc. (b)	143,100	580,986
SPSS, Inc. (b)	2,900	93,206
Sybase, Inc. (b)	258,450	5,013,930
Sykes Enterprises, Inc. (b)	17,900	289,264
Synnex Corp. (b)	3,100	58,776
THQ, Inc. (b)	201,900	4,361,040
TIBCO Software, Inc. (b)	160,050	1,128,353
TTM Technologies, Inc. (b)	19,600	283,612
Tyler Technologies, Inc. (b)	20,700	231,840
United Online, Inc.	37,200	446,400

		40,051,373

Computers (0.0%)
Gateway, Inc. (b)	44,600	84,740

Consulting Services (0.7%)
Bearingpoint, Inc. (b)	130,000	1,088,100
Gartner Group, Inc., Class A (b)	31,200	443,040
LECG Corp. (b)	116,100	2,144,367
Tetra Technology, Inc. (b)	2,900	51,446
Watson Wyatt Worldwide, Inc.	33,200	1,166,648

		4,893,601

Consumer Products (1.5%)
Central Garden & Pet Co. (b)	21,200	912,660
Elizabeth Arden, Inc. (b)	100,200	1,791,576
Hasbro, Inc.	100,000	1,811,000
Jarden Corp. (b)	24,150	735,368
Parlux Fragrances, Inc. (b)	68,000	658,920
Prestige Brands Holdings, Inc. (b)	7,900	78,763

6

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Consumer Products (continued)
RC2 Corp. (b)	15,600	$603,096
Revlon, Inc. (b)	1,576,150	1,985,949
Spectrum Brands, Inc. (b)	600	7,752
Tupperware Corp.	70,300	1,384,207
Weis Markets, Inc.	14,000	576,800
Yankee Candle Co. Inc.	5,800	145,058

		10,691,149

Containers & Packaging (0.3%)
Greif, Inc., Class A	10,800	809,568
Silgan Holdings, Inc.	39,100	1,447,091

		2,256,659

Distribution & Wholesale (0.6%)
Aviall, Inc. (b)	29,600	1,406,592
Bell Microproducts, Inc. (b)	83,600	453,112
Brightpoint, Inc. (b)	17,660	238,940
Directed Electronics, Inc. (b)	123,650	1,622,288
United Stationers, Inc. (b)	18,600	917,352

		4,638,284

Diversified Minerals (0.2%)
AMCOL International, Corp.	41,960	1,105,646

Drugs & Pharmaceuticals (1.6%)
Adams Respiratory Therapeutics, Inc. (b)	8,000	356,960
Adolor Corp. (b)	14,000	350,140
Alexion Pharmaceuticals, Inc. (b)	9,500	343,140
Alpharma, Inc., Class A	61,400	1,476,056
Atherogenics, Inc. (b)	9,404	122,722
AVANIR Pharmaceuticals (b)	39,625	271,035
Biosite, Inc. (b)	5,300	241,998
Biovail Corp. ADR-CA	35,000	819,350
Cubist Pharmaceuticals, Inc. (b)	13,400	337,412
Cypress Bioscience, Inc. (b)	38,500	236,390
Endo Pharmaceuticals Holdings, Inc. (b)	151,050	4,981,629
Martek Biosciences Corp. (b)	1,000	28,950
Myogen, Inc. (b)	8,100	234,900
Nektar Therapeutics (b)	14,500	265,930
Nuvelo, Inc. (b)	7,500	124,875
Perrigo Co.	19,800	318,780
Progenics Pharmaceuticals (b)	11,200	269,472
Renovis, Inc. (b)	9,900	151,569

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Drugs & Pharmaceuticals (continued)
United Therapeutics Corp. (b)	4,900	$283,073
Valeant Pharmaceuticals International	10,000	169,200

		11,383,581

Electronics (1.4%)
Aeroflex, Inc. (b)	31,800	371,106
Amis Holdings, Inc. (b)	12,900	129,000
Amphenol Corp., Class A	11,000	615,560
Applied Micro Circuits Corp. (b)	90,400	246,792
Ariba, Inc. (b)	26,300	216,449
Avnet, Inc. (b)	38,800	776,776
Bel Fuse, Inc., Class B	23,400	767,754
Belden CDT, Inc.	38,200	1,262,510
Benchmark Electronics, Inc. (b)	32,725	789,327
CTS Corp.	33,100	492,859
Entegris, Inc. (b)	115,138	1,097,265
Greatbatch, Inc. (b)	5,000	118,000
Integrated Device Technology, Inc. (b)	69,400	984,092
Kopin Corp. (b)	25,800	93,138
Molecular Devices Corp. (b)	4,900	149,744
Park Electrochemical Corp.	8,400	216,300
Plexus Corp. (b)	7,500	256,575
Sypris Solutions, Inc.	12,200	115,290
Technitrol, Inc.	7,400	171,310
Teradyne, Inc. (b)	42,760	595,647
Trident Microsystems, Inc. (b)	31,000	588,380

		10,053,874

Engineering (0.1%)
Emcor Group, Inc. (b)	9,000	438,030

Financial Services (1.5%)
Accredited Home Lenders Holding Co. (b)	13,500	645,435
Advanta Corp., Class B	21,800	783,710
Aventine Renewable Energy Holdings, Inc. (b)	51,290	1,995,181
Capital Corp. of the West	4,160	133,120
CharterMac	19,600	366,716
CompuCredit Corp. (b)	8,700	334,428
Dollar Financial Corp. (b)	15,723	283,014
Doral Financial Corp. ADR — PR	26,000	166,660
eSPEED, Inc. (b)	2,800	23,324
Federal Agricultural Mortgage Corp., Class C	5,100	141,270

7

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Financial Services (continued)
Financial Federal Corp.	17,900	$497,799
FirstCity Financial Corp. (b)	137,723	1,439,205
Investment Technology Group, Inc. (b)	17,500	890,050
Medallion Financial Corp.	600	7,776
United PanAm Financial Corp. (b)	52,860	1,606,944
World Acceptance Corp. (b)	35,300	1,253,856

		10,568,488

Foods (0.7%)
American Italian Pasta Co. (b)	15,600	133,536
Chiquita Brands International, Inc.	45,200	622,856
Corn Products International, Inc.	16,600	507,960
Flowers Foods, Inc.	14,550	416,712
Gold Kist, Inc. (b)	6,500	86,905
J & J Snack Foods Corp.	10,000	330,700
Nasch-Finch Co.	6,100	129,869
NBTY, Inc. (b)	34,900	834,459
Premium Brands, Inc.	1,200	19,476
Ralcorp Holding, Inc. (b)	8,800	374,264
Ruddick Corp.	6,000	147,060
Tootsie Roll Industries	43,157	1,257,163

		4,860,960

Funeral Services (0.4%)
Alderwoods Group, Inc. (b)	17,800	346,388
Service Corp. International	243,850	1,984,939
Stewart Enterprises, Inc., Class A	93,900	539,925

		2,871,252

Healthcare (2.0%)
Amedisys, Inc. (b)	62,700	2,376,330
America Service Group, Inc. (b)	110,954	1,722,006
AMERIGROUP Corp. (b)	19,900	617,696
AMN Healthcare Services, Inc. (b)	1,500	30,450
Apria Healthcare Group, Inc. (b)	8,300	156,870
Genesis Healthcare Corp. (b)	600	28,422
Gentiva Health Services, Inc. (b)	11,700	187,551
Healthspring, Inc. (b)	7,700	144,375
Healthtronics Surgical Services, Inc. (b)	15,500	118,575
Kindred Healthcare, Inc. (b)	19,500	507,000
LCA-Vision, Inc.	8,300	439,153

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Healthcare (continued)
LifePoint Hospitals, Inc. (b)	67,650	$2,173,595
Magellan Health Services, Inc. (b)	16,400	743,084
Molina Healthcare, Inc. (b)	5,600	213,080
Pediatrix Medical Group, Inc. (b)	17,100	774,630
Res-Care, Inc. (b)	7,000	140,000
Rural/Metro Corp. (b)	522,056	3,654,392
Sierra Health Services, Inc. (b)	13,600	612,408

		14,639,617

Hotels & Motels (0.3%)
Felcor Lodging Trust, Inc.	82,200	1,787,028
Winston Hotels, Inc.	100	1,225

		1,788,253

Household Furnishings (0.4%)
Bassett Furniture Industries, Inc.	50,900	942,159
Ethan Allen Interiors, Inc.	18,600	679,830
Furniture Brands International, Inc.	28,900	602,276
Kimball International, Inc., Class B	18,700	368,577

		2,592,842

Identification Systems (0.1%)
Checkpoint Systems, Inc. (b)	14,400	319,824
Paxar Corp. (b)	3,700	76,109

		395,933

Instruments (0.2%)
Analogic Corp.	6,400	298,304
Watts Industries, Inc.	30,200	1,013,210

		1,311,514

Insurance (1.2%)
American Physicians Capital, Inc. (b)	6,800	357,612
Aspen Insurance Holdings Ltd.	142,340	3,315,099
Delphi Financial Group, Inc., Class A	52,575	1,911,627
Endurance Specialty Holdings Ltd.	27,000	864,000
Harleysville Group, Inc.	1,700	53,924
Odyssey Re Holdings Corp.	600	15,810
Ohio Casualty Corp.	25,200	749,196
Phoenix Companies Inc.	12,500	176,000
Protective Life Corp.	14,000	652,680
United Fire & Casualty Corp.	23,700	714,081

		8,810,029

8

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Insurance: Property–Casualty (1.6%)
Argonaut Group, Inc. (b)	25,500	$766,020
Direct General Corp.	11,400	192,888
Infinity Property & Casualty Corp.	13,900	569,900
LandAmerica Financial Group, Inc.	20,900	1,350,140
Midland Co.	4,500	170,910
Navigators Group, Inc. (The) (b)	10,900	477,638
PMA Capital Corp., Class A (b)	104,000	1,071,200
ProAssurance Corp. (b)	2,400	115,632
RLI Corp.	4,400	211,992
Safety Insurance Group, Inc.	39,300	1,868,715
Selective Insurance Group, Inc.	19,000	1,061,530
State Auto Financial Corp.	7,200	234,288
Stewart Information Services Corp.	25,100	911,381
Zenith National Insurance Co.	56,380	2,236,595

		11,238,829

Internet Software & Services (0.1%)
Redback Networks, Inc. (b)	13,100	240,254
SonicWALL, Inc. (b)	27,300	245,427
Stellent, Inc.	8,600	82,130
Webmethods, Inc. (b)	34,300	338,541

		906,352

Investment Banks & Brokers (1.0%)
Affiliated Managers Group, Inc. (b)	23,460	2,038,439
Greenhill & Co. Inc.	1,200	72,912
Knight Capital Group, Inc., Class A (b)	63,000	959,490
LaBranche & Co. Inc. (b)	33,400	404,474
Piper Jaffray Cos. (b)	5,800	355,018
Technology Investment Capital Corp.	64,490	944,779
Thomas Weisel Partners Group, Inc. (b)	95,930	1,823,629
TradeStation Group, Inc. (b)	70,270	890,321

		7,489,062

Lasers—Systems & Components (0.1%)
Coherent, Inc. (b)	7,900	266,467
Electro Scientific Industries, Inc. (b)	6,500	116,935

		383,402

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Leisure (0.5%)
Great Wolf Resorts, Inc. (b)	249,772	$2,999,762
K2, Inc. (b)	40,900	447,446

		3,447,208

Linen Supply & Related Items (0.1%)
Angelica Corp.	31,800	557,772
Unifirst Corp.	10,600	365,700

		923,472

Machinery (3.4%)
Actuant Corp.	98,400	4,915,080
Alamo Group, Inc.	2,800	58,940
Applied Industrial Technologies, Inc.	92,350	2,245,029
Astec Industries, Inc. (b)	28,700	979,244
ASV, Inc. (b)	15,100	347,904
Cascade Corp.	10,900	431,095
Flowserve Corp. (b)	8,300	472,270
Gardner Denver Machinery, Inc. (b)	21,900	843,150
Gehl Co. (b)	5,500	140,415
Imation Corp.	19,900	816,895
JLG Industries, Inc.	32,100	722,250
Kadant, Inc. (b)	1,800	41,400
Kennametal, Inc.	29,200	1,817,700
Kulicke & Soffa Industries, Inc. (b)	22,000	163,020
Lincoln Electric Holdings, Inc.	14,200	889,630
Manitowoc Co.	67,550	3,005,975
NACCO Industries, Inc., Class A	5,300	728,273
Regal-Beloit Corp.	30,500	1,346,575
Sauer-Danfoss, Inc.	9,500	241,490
Tecumseh Products Co. (b)	7,600	145,920
Tennant Co.	1,200	60,336
Toro Co.	87,800	4,100,260

		24,512,851

Manufacturing (2.1%)
A.O. Smith Corp.	20,300	941,108
Acuity Brands, Inc.	42,100	1,638,111
Ameron International, Corp.	6,900	462,438
Asyst Technologies, Inc. (b)	49,300	371,229
Barnes Group, Inc.	101,200	2,018,940
Chaparral Steel Co. (b)	13,000	936,260
CLARCOR, Inc.	28,700	854,973
Griffon Corp. (b)	18,700	488,070

9

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Manufacturing (contined)
Jacuzzi Brands, Inc. (b)	14,700	$129,360
KEMET Corp. (b)	17,000	156,740
Knoll, Inc.	29,190	535,928
Maverick Tube Corp. (b)	9,700	612,943
Mueller Industries, Inc.	45,860	1,514,756
Oshkosh Truck Corp.	20,400	969,408
PGT, Inc. (b)	53,400	843,720
Quanex Corp.	56,880	2,449,822
Reddy Ice Holdings, Inc.	300	6,105
Trinity Industries, Inc.	11,800	476,720

		15,406,631

Medical & Dental Instruments & Supplies (0.4%)
CONMED Corp. (b)	8,400	173,880
ICU Medical, Inc. (b)	3,000	126,720
Invacare Corp.	8,100	201,528
Neurometrix, Inc. (b)	8,500	258,910
Owens & Minor, Inc.	31,000	886,600
PSS World Medical, Inc. (b)	28,800	508,320
STERIS Corp.	11,400	260,604
Surmodics, Inc. (b)	1,200	43,332
Viasys Healthcare, Inc. (b)	6,500	166,400

		2,626,294

Medical—Biomedical & Genetic (0.8%)
Bio-Rad Laboratories, Inc., Class A (b)	26,600	1,727,404
Cambrex Corp.	153,150	3,190,115
Celera Genomics Group (b)	10,400	134,680
GTX, Inc. (b)	14,500	131,950
Human Genome Sciences, Inc. (b)	6,600	70,620
LifeCell Corp. (b)	14,300	442,156

		5,696,925

Medical Information Systems (0.2%)
Alliance Imaging, Inc. (b)	20,400	130,560
Computer Programs & Systems, Inc.	12,600	503,496
PER-SE Technologies, Inc. (b)	35,300	888,854

		1,522,910

Metals (3.7%)
Apex Silver Mines Ltd. (b)	46,000	692,300
Brush Engineered Materials, Inc. (b)	98,250	2,048,513
Century Aluminum Co. (b)	54,800	1,955,812

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Metals (continued)
Circor International, Inc.	12,000	$365,880
Cleveland-Cliffs, Inc.	44,600	3,536,334
Coeur d’Alene Mines Corp. (b)	210,000	1,010,100
Commercial Metals Co.	128,000	3,289,600
NN, Inc.	25,400	313,690
NS Group, Inc. (b)	12,900	710,532
Oregon Steel Mills, Inc. (b)	103,180	5,227,098
Pan American Silver Corp. (b)	31,000	557,690
Reliance Steel & Aluminum Co.	6,500	539,175
Ryerson, Inc.	27,580	744,660
Schnitzer Steel Industries, Inc.	8,400	298,032
Shaw Group, Inc. (b)	45,790	1,272,962
Steel Dynamics	46,000	3,024,040
Valmont Industries, Inc.	26,000	1,208,740

		26,795,158

Multimedia (0.7%)
Carmike Cinemas, Inc.	7,100	149,668
Cox Radio, Inc. (b)	9,300	134,106
DTS, Inc. (b)	137,620	2,680,838
InterVideo, Inc. (b)	12,800	125,056
Macrovision Corp. (b)	68,621	1,476,724
Media General, Inc.	6,400	268,096

		4,834,488

Music (0.0%)
Steinway Musical Instruments, Inc. (b)	12,900	316,308

Networking Products (0.2%)
Adaptec, Inc. (b)	50,200	217,868
Anixter International, Inc.	14,900	707,154
Foundry Networks, Inc. (b)	20,300	216,398
Hypercom Corp. (b)	18,100	169,235
Safenet, Inc. (b)	11,985	212,374

		1,523,029

Office Equipment & Services (0.3%)
BioMed Realty Trust, Inc.	7,200	215,568
Ennis, Inc.	8,000	157,440
Global Imaging Systems, Inc. (b)	2,000	82,560
John H. Harland Co.	31,800	1,383,300

		1,838,868

Oil & Gas (6.8%)
Alon USA Energy, Inc.	7,200	226,584
Bois d’Arc Energy, Inc. (b)	14,400	237,168

10

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Oil & Gas (continued)
Bronco Drilling Co. Inc. (b)	28,060	$586,173
Buckeye Partners LP	100,050	4,211,105
Cabot Oil & Gas Corp.	8,300	406,700
Callon Petroleum Corp. (b)	7,700	148,918
Carbo Ceramics, Inc.	36,000	1,768,680
Cimarex Energy Co.	53,285	2,291,255
Comstock Resources, Inc. (b)	16,900	504,634
Energy Partners Ltd. (b)	19,100	361,945
Giant Industries, Inc. (b)	5,800	385,990
Hanover Compressor Co. (b)	13,830	259,727
Harvest Natural Resources, Inc. (b)	24,100	326,314
Houston Exploration Co. (b)	14,400	881,136
Hydril (b)	12,200	957,944
Laclede Group, Inc. (The)	6,000	206,160
Lone Star Technologies, Inc. (b)	9,900	534,798
New Jersey Resources Corp.	32,800	1,534,384
Northwest Natural Gas Co.	17,800	659,134
Oceaneering International, Inc. (b)	4,000	183,400
Oil States International, Inc. (b)	52,100	1,785,988
OMI Corp.	241,600	5,230,640
Petrohawk Energy Corp. (b)	22,500	283,500
Pioneer Drilling Co. (b)	41,800	645,392
Range Resources Corp.	25,000	679,750
Remington Oil & Gas Corp. (b)	4,100	180,277
Rossetta Resources, Inc. (b)	1,100	18,282
RPC Energy Services, Inc.	40,225	976,663
SEACOR Holdings, Inc. (b)	31,050	2,549,205
South Jersey Industries, Inc.	47,200	1,292,808
St. Mary Land & Exploration Co.	8,100	326,025
Stone Energy Corp. (b)	18,900	879,795
Superior Well Services, Inc. (b)	39,700	988,530
Swift Energy Co. (b)	18,000	772,740
Todco, Class A	158,600	6,478,809
Trico Marine Services, Inc. (b)	4,100	139,400
Union Drilling, Inc. (b)	4,500	66,870
Unit Corp. (b)	28,600	1,627,054
Universal Compression Holdings, Inc. (b)	8,500	535,245
Valero LP	64,750	3,195,413
Veritas DGC, Inc. (b)	16,000	825,280
Warren Resources, Inc. (b)	158,550	2,276,778
Western Refining, Inc.	2,700	58,266

		48,484,859

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Paper & Related Products (0.2%)
Glatfelter	17,000	$269,790
Rock-Tenn Co.	30,200	481,690
Schweitzer-Mauduit International, Inc.	26,300	569,395

		1,320,875

Plastics (0.2%)
Myers Industries, Inc.	59,200	1,017,648
Spartech Corp.	12,800	289,280

		1,306,928

Private Corrections (0.1%)
Geo Group, Inc. (The) (b)	20,500	718,525

Publishing (0.2%)
Banta Corp.	4,500	208,485
Journal Register Co.	23,300	208,768
Lee Enterprises, Inc.	9,900	266,805
ProQuest Co. (b)	12,700	156,083
Scholastic Corp. (b)	23,700	615,489
Valassis Communications, Inc. (b)	10,000	235,900

		1,691,530

Racetracks (0.1%)
Speedway Motorsports, Inc.	28,500	1,075,590

Railroads (1.0%)
Florida East Coast Industries, Inc.	90,060	4,712,839
Genesee & Wyoming, Inc. (b)	77,850	2,761,340

		7,474,179

Real Estate (0.3%)
HouseValues, Inc. (b)	11,000	76,230
Realty Income	20,000	438,000
Sirva, Inc. (b)	37,500	242,625
Tejon Ranch Co. (b)	30,600	1,259,496

		2,016,351

Real Estate Investment Trusts (9.0%)
American Financial Realty Trust	114,300	1,106,424
American Home Mortgage Investment Corp.	64,189	2,366,007
Anthracite Capital, Inc.	101,000	1,228,160
Ashford Hospitality Trust	213,720	2,697,146
Boykin Lodging Co. (b)	10,800	117,612
Capital Trust, Inc., Class A	9,400	334,828
CarrAmerica Realty Corp.	9,000	400,950

11

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Cedarshopping Centers, Inc.	64,100	$943,552
Columbia Equity Trust, Inc.	7,200	110,592
Deerfield Triarc Capital Corp.	92,600	1,201,948
Eagle Materials, Inc.	71,322	3,387,795
Education Realty Trust, Inc.	14,600	243,090
Entertainment Properties Trust	25,700	1,106,385
Equity Inns, Inc.	154,100	2,551,896
Extra Space Storage, Inc.	9,800	159,152
First Industrial Realty Trust	34,400	1,305,136
First Potomac Realty Trust	30,200	899,658
Five Star Quality Care (b)	132,300	1,464,561
Glenborough Realty Trust, Inc.	22,300	480,342
Glimcher Realty Trust	49,400	1,225,614
Government Properties Trust	31,500	298,935
Healthcare Realty Trust, Inc.	18,400	586,040
Hersha Hospitality Trust	120,400	1,118,516
Hospitality Properties Trust	28,000	1,229,760
Impac Mortgage Holdings	41,700	466,206
InnKeepers USA Trust	89,000	1,537,920
Jer Investors Trust, Inc.	55,200	858,360
Kilroy Realty Corp.	36,900	2,666,025
KKR Financial Corp.	46,400	965,584
Lasalle Hotel Properties	53,600	2,481,680
Lexington Corporate Properties Trust	143,100	3,090,960
LTC Properties, Inc.	23,200	518,520
Maguire Properties, Inc.	14,500	509,965
MFA Mortgage Investments, Inc.	28,400	195,392
Mid-America Apartment Communities, Inc.	40,300	2,246,725
National Health Investors, Inc.	52,300	1,406,347
Nationwide Health Properties, Inc.	71,100	1,600,461
Novastar Financial, Inc.	8,300	262,363
Omega Healthcare Investors, Inc. ADR — GR	126,020	1,665,984
Parkway Properties, Inc.	12,900	586,950
Pennsylvania Real Estate Investment Trust	52,400	2,115,388
Post Properties, Inc.	57,000	2,584,380
Rait Investment Trust	40,100	1,170,920
Republic Property Trust	123,900	1,224,132
Saul Centers, Inc.	25,100	1,023,578
Senior Housing Properties Trust	53,600	959,976
Spirit Finance Corp.	6,100	68,686

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc.	51,700	$1,502,402
Taubman Centers, Inc.	26,000	1,063,400
Ventas, Inc.	152,900	5,180,251

		64,516,654

Recycling (0.1%)
Aleris International, Inc. (b)	20,900	958,265

Rental & Leasing Services & Commercial (0.4%)
Aaron Rents, Inc.	32,050	861,504
Dollar Thrifty Automotive Group, Inc. (b)	23,300	1,050,131
Electro Rent Corp. (b)	9,100	145,782
Rent-A-Center, Inc. (b)	7,800	193,908
Rent-Way, Inc. (b)	34,100	251,658

		2,502,983

Research & Development (0.1%)
URS Corp. (b)	8,700	365,400

Restaurants (0.9%)
Bob Evans Farms	1,900	57,019
Domino’s Pizza, Inc.	7,100	175,654
Jack in the Box, Inc. (b)	28,200	1,105,440
Landry’s Seafood Restaurants, Inc.	38,400	1,246,080
Lone Star Steakhouse & Saloon	108,729	2,851,962
Papa John’s International, Inc. (b)	14,400	478,080
Ryans Restaurant Group, Inc. (b)	67,500	803,925

		6,718,160

Retail (2.8%)
Big Lots, Inc. (b)	26,600	454,328
Blockbuster, Inc. (b)	400	1,992
Bon-Ton Stores, Inc.	2,700	59,076
Brown Shoe Co. Inc.	38,300	1,305,264
Build-A-Bear-Workshop, Inc. (b)	7,200	154,872
Casey’s General Stores, Inc.	11,700	292,617
Cash America International, Inc.	48,100	1,539,200
Charlotte Russe Holding, Inc. (b)	41,900	1,003,086
Charming Shoppes, Inc. (b)	169,100	1,900,684
Cole (Kenneth) Productions, Inc.	11,500	256,795
CSK Auto Corp. (b)	30,000	359,100
Deckers Outdoor Corp. (b)	4,700	181,232
Dress Barn, Inc. (b)	14,000	354,900
Finish Line (The), Class A	36,200	428,246

12

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GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (continued)
Genesco, Inc. (b)	33,800	$1,144,806
Great Atlantic & Pacific Tea Co. Inc. (The)	8,600	195,392
Inland Real Estate Corp.	45,800	681,504
Insight Enterprises, Inc. (b)	12,200	232,410
Movado Group, Inc.	10,700	245,565
New York & Co. Inc. (b)	68,400	668,268
Pantry, Inc. (b)	6,000	345,240
Payless Shoesource, Inc. (b)	23,300	633,061
Retail Ventures, Inc. (b)	22,800	406,296
Rex Stores Corp. (b)	38,330	550,036
Sealy Corp. (b)	22,300	295,921
Shoe Carnival, Inc. (b)	6,400	152,704
Skechers U.S.A., Inc. (b)	25,300	609,983
Smart & Final, Inc. (b)	22,700	382,268
Spartan Stores, Inc.	15,100	220,913
Stage Stores, Inc.	91,115	3,006,795
Systemax, Inc. (b)	22,400	174,720
Talbots, Inc.	46,400	856,080
Too, Inc. (b)	21,100	810,029
Tuesday Morning Corp.	39,100	514,165

		20,417,548

Savings & Loans (1.8%)
Bankunited Financial Corp.	18,100	552,412
Brookline Bancorp, Inc.	239,050	3,291,718
Commercial Capital Bancorp	12,466	196,340
Dime Community Bancshares	17,150	232,726
Downey Financial Corp.	2,400	162,840
First Financial Holdings, Inc.	5,200	166,400
First Niagara Financial Group, Inc.	73,496	1,030,414
First Place Financial Corp.	13,300	306,033
FirstFed Financial Corp. (b)	11,400	657,438
Flagstar Bancorp	21,400	341,544
Franklin Bank Corp. (b)	58,800	1,187,172
ITLA Capital Corp.	5,000	262,900
MAF Bancorp, Inc.	19,643	841,506
Ocwen Financial Corp. (b)	21,700	275,807
Partners Trust Financial Group	39,500	450,695
Sterling Financial Corp.	62,705	1,913,129
Tierone Corp.	16,600	560,582
WSFS Financial Corp.	8,500	522,325

		12,951,981

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Semiconductors (2.2%)
Actel Corp. (b)	12,400	$177,940
Amkor Technology, Inc. (b)	43,600	412,456
Axcelis Technologies, Inc. (b)	221,600	1,307,440
Brooks Automation, Inc. (b)	14,900	175,820
Cirrus Logic, Inc. (b)	30,200	245,828
Cohu, Inc.	13,900	243,945
Conexant Systems, Inc. (b)	585,800	1,464,500
Credence Systems Corp. (b)	26,200	91,700
Cypress Semiconductor Corp. (b)	125,830	1,829,568
DSP Group, Inc. (b)	12,500	310,625
Emulex Corp. (b)	10,600	172,462
Exar Corp. (b)	7,100	94,217
Genesis Microchip, Inc. (b)	7,700	89,012
Integrated Silicon Solution, Inc. (b)	15,500	85,405
Lattice Semiconductor Corp. (b)	32,500	200,850
LTX Corp. (b)	59,500	417,095
Mattson Technology, Inc. (b)	11,000	107,470
MKS Instruments, Inc. (b)	23,700	476,844
On Semiconductor Corp. (b)	34,700	204,036
Optical Communication Products, Inc. (b)	29,900	60,099
Pericom Semiconductor Corp. (b)	6,900	57,270
Photronics, Inc. (b)	17,300	256,040
Rockwood Holdings, Inc. (b)	22,300	513,123
Silicon Image, Inc. (b)	424,600	4,577,188
Silicon Laboratories (b)	22,300	783,845
Skyworks Solutions, Inc. (b)	29,100	160,341
Standard Microsystems Corp. (b)	13,300	290,339
TriQuint Semiconductor, Inc. (b)	141,000	628,860
Vitesse Semiconductor Corp. (b)	26,100	37,584
Zoran Corp. (b)	14,900	362,666

		15,834,568

Telecommunications (1.4%)
Alaska Communications Systems	66,700	843,755
Holdings, Inc.
Arris Group, Inc. (b)	193,110	2,533,603
AsiaInfo Holdings, Inc. (b)	6,200	26,598
Broadwing Corp. (b)	32,680	338,238
C&D Technologies, Inc.	47,050	353,816
C-COR.net Corp. (b)	6,000	46,320
Centennial Communications	20,400	106,080
Ditech Networks, Inc. (b)	13,900	121,208

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GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Telecommunications (continued)
Dobson Communications Corp., Class A (b)	52,800	$408,144
Finisar Corp. (b)	29,500	96,465
General Communication, Inc. (b)	20,000	246,400
Level 3 Communications, Inc. (b)	223,700	993,228
Lightbridge, Inc. (b)	1,300	16,835
MasTec, Inc. (b)	25,500	336,855
MRV Communications, Inc. (b)	16,400	51,004
Newport Corp. (b)	28,600	461,032
North Pittsburgh Systems, Inc.	9,700	267,332
Polycom, Inc. (b)	53,500	1,172,720
Premiere Global Services, Inc. (b)	124,600	940,730
Sycamore Networks, Inc. (b)	31,200	126,672
Talk America Holdings, Inc. (b)	18,500	114,515
Utstarcom, Inc. (b)	19,900	155,021

		9,756,571

Tobacco (0.6%)
Alliance One International, Inc.	63,700	282,828
Loews Corp. — Carolina Group	45,900	2,357,883
Universal Corp.	40,100	1,492,522

		4,133,233

Toys (0.1%)
JAKKS Pacific, Inc. (b)	41,500	833,735

Transportation (1.9%)
AMERCO (b)	5,300	533,498
Arkansas Best Corp.	3,300	165,693
Bristow Group, Inc. (b)	9,400	338,400
Gatx Corp.	7,900	335,750
Greenbrier Cos., Inc.	112,000	3,666,880
Interpool, Inc.	12,800	284,416
Kirby Corp. (b)	45,700	1,805,150
Marten Transport Ltd. (b)	1,300	28,262
Omega Navigation Enterprises, Inc. (b)	197,930	2,854,151
RailAmerica, Inc. (b)	35,300	369,238
SCS Transportation, Inc. (b)	25,000	688,250
U.S. Xpress Enterprises, Inc. (b)	9,300	251,286
Werner Enterprises, Inc.	98,500	1,996,595

		13,317,569

Travel Services (0.0%)
Navigant International, Inc. (b)	5,400	86,562

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Utilities (3.8%)
Advanced Energy Industries, Inc. (b)	13,800	$182,712
American States Water Co.	7,200	256,680
Avista Corp.	15,600	356,148
Black Hills Corp.	16,600	569,878
California Water Service Group	7,100	253,754
CH Energy Group, Inc.	10,900	523,200
Charter Communications, Inc. (b)	301,100	340,243
Cincinnati Bell, Inc. (b)	1,221,950	5,009,995
Cleco Corp.	30,800	716,100
Commonwealth Telephone Enterprises, Inc.	6,200	205,592
CT Communications, Inc.	42,600	974,262
El Paso Electric Co. (b)	49,000	987,840
Idacorp, Inc.	39,000	1,337,310
NICOR, Inc.	24,300	1,008,450
ONEOK, Inc.	92,600	3,152,104
PNM Resource, Inc.	16,800	419,328
Quantum Fuel Systems Technology (b)	4,300	14,620
Sierra Pacific Resources (b)	139,200	1,948,800
SJW Corp.	4,300	109,435
Southwest Gas Corp.	49,900	1,563,866
Time Warner Telecom, Inc. (b)	45,500	675,675
UIL Holdings Corp.	3,500	197,015
UniSource Energy Corp.	58,500	1,822,275
Westar Energy, Inc.	220,345	4,638,262

		27,263,544

Waste Disposal (0.2%)
American Ecology Corp.	62,230	1,649,095
Waste Services, Inc. (b)	9,300	83,607

		1,732,702

Water Treatment Systems (0.2%)
Nalco Holding Co. (b)	68,410	1,206,068

Wire & Cable Products (0.2%)
Encore Wire Corp. (b)	9,950	357,603
General Cable Corp. (b)	23,200	812,000

		1,169,603

Total Common Stocks		689,783,631

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GVIT SMALL CAP VALUE FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

CASH EQUIVALENTS (2.2%)
AIM Liquid Assets Portfolio, 4.53%	16,100,232	$16,100,232

Total Cash Equivalents		16,100,232

TREASURY NOTES (0.1%)
United States Treasury Note, 2.88%, 11/30/06	$615,000	609,042

Total Treasury Notes		609,042

Shares or Principal Amount		Value
WARRANTS (0.0%)
Biotechnology Research & Production (0.0%)
Infinity Bio-Energy Ltd. (b)	311,000	$149,280

Total Warrants		149,280

Total Investments (Cost $662,676,748) (a) — 98.5%		706,642,185
Other assets in excess of liabilities — 1.5%		10,552,379

NET ASSETS — 100.0%		$717,194,564

(a)	See Notes to Financial Statements for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

GR	Greece

PR	Puerto Rico

At June 30, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ Depreciation
25	Russell 2000 Future	09/15/06	$9,143,750	$227,256

*	Cash pledged as collateral.

See notes to financial statements.

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GVIT SMALL CAP VALUE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $646,576,516)	$690,541,953
Repurchase agreements, at cost and value	16,100,232

Total Investments	706,642,185

Cash	398,496
Interest and dividends receivable	1,035,229
Receivable for capital shares issued	3,274,668
Receivable for investments sold	30,882,301
Receivable for variation margin on futures contracts	131,261
Prepaid expenses and other assets	8,969

Total Assets	742,373,109

Liabilities:
Payable for investments purchased	24,482,230
Payable for capital shares redeemed	13,100
Accrued expenses and other payables:
Investment advisory fees	497,813
Fund administration and transfer agent fees	44,037
Distribution fees	9,145
Administrative servicing fees	91,105
Other	41,115

Total Liabilities	25,178,545

Net Assets	$717,194,564

Represented by:
Capital	$631,924,675
Accumulated net investment income (loss)	1,188,406
Accumulated net realized gain (losses) from investment and futures transactions	39,526,610
Net unrealized appreciation (depreciation) on investments and futures	44,554,873

Net Assets	$717,194,564

Net Assets:
Class I Shares	$617,480,609
Class II Shares	46,120,636
Class III Shares	1,590,674
Class IV Shares	52,002,645

Total	$717,194,564

Shares outstanding (unlimited number of shares authorized):
Class I Shares	50,414,886
Class II Shares	3,798,615
Class III Shares	129,658
Class IV Shares	4,245,341

Total	58,588,500

Net asset value and offering price per share:*
Class I Shares	$12.25
Class II Shares	$12.14
Class III Shares	$12.27
Class IV Shares	$12.25

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$363,920
Dividend income (net of foreign witholding tax of $299)	6,102,762

Total Income	6,466,682

Expenses:
Investment advisory fees	3,241,805
Fund administration and transfer agent fees	269,755
Distribution fees Class II Shares	58,525
Administrative servicing fees Class I Shares	565,924
Administrative servicing fees Class II Shares	38,265
Administrative servicing fees Class III Shares	1,180
Administrative servicing fees Class IV Shares	38,445
Trustee fees	13,039
Custodian fees	743,355
Other	91,939

Total expenses before earnings credit	5,062,232

Earnings credit (Note 6)	(728,317)
Total Expenses	4,333,915

Net Investment Income (Loss)	2,132,767

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	44,401,977
Net realized gains (losses) on futures	(242,115)

Net realized gains (losses) on investment and futures transactions	44,159,862
Net change in unrealized appreciation/depreciation on investments and futures	9,666,678

Net realized/unrealized gains (losses) on investments and futures	53,826,540

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$55,959,307

See notes to financial statements.

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GVIT SMALL CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,132,767	$627,104
Net realized gains (losses) on investment and futures transactions	44,159,862	84,343,055
Net change in unrealized appreciation/depreciation on investments and futures	9,666,678	(65,820,811)

Change in net assets resulting from operations	55,959,307	19,149,348

Distributions to Class I shareholders from:
Net investment income	(997,674)	(423,215)
Net realized gains on investments	(7,236,630)	(74,221,499)
Distributions to Class II shareholders from:
Net investment income	(21,291)	(158)
Net realized gains on investments	(542,660)	(5,146,029)
Distributions to Class III shareholders from:
Net investment income	(2,858)	(855)
Net realized gains on investments	(19,278)	(173,428)
Distributions to Class IV shareholders from:
Net investment income	(92,420)	(32,994)
Net realized gain on investment	(611,867)	(6,098,184)

Change in net assets from shareholder distributions	(9,524,678)	(86,096,362)

Change in net assets from capital transactions	(61,616,121)	(57,443,650)

Change in net assets	(15,181,492)	(124,390,664)
Net Assets:
Beginning of period	732,376,056	856,766,720

End of period	$717,194,564	$732,376,056

Accumulated net investment income (loss)	$1,188,406	$169,882

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$39,626,544	$37,905,074
Dividends reinvested	8,234,297	74,644,664
Cost of shares redeemed	(104,723,284)	(174,572,041)

	(56,862,443)	(62,022,303)

Class II Capital Transactions:
Proceeds from shares issued	5,084,948	13,795,351
Dividends reinvested	563,950	5,146,184
Cost of shares redeemed	(6,377,151)	(12,873,745)

	(728,253)	6,067,790

Class III Capital Transactions:
Proceeds from shares issued	338,315	534,641
Dividends reinvested	22,136	174,282
Cost of shares redeemed	(297,505)	(1,150,889)

	62,946	(441,966)

Class IV Capital Transactions:
Proceeds from shares issued	1,319,031	3,596,419
Dividends reinvested	704,287	6,131,174
Cost of shares redeemed	(6,111,689)	(10,774,764)

	(4,088,371)	(1,047,171)

Change in net assets from capital transactions	$(61,616,121)	$(57,443,650)

17

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Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	3,139,614	3,037,441
Reinvested	691,352	6,387,509
Redeemed	(8,414,398)	(14,193,748)

	(4,583,432)	(4,768,798)

Class II Share Transactions:
Issued	411,136	1,133,868
Reinvested	47,926	444,184
Redeemed	(517,932)	(1,051,531)

	(58,870)	526,521

Class III Share Transactions:
Issued	26,450	43,707
Reinvested	1,856	14,885
Redeemed	(23,787)	(93,976)

	4,519	(35,384)

Class IV Share Transactions:
Issued	105,958	290,845
Reinvested	59,137	524,752
Redeemed	(492,396)	(878,822)

	(327,301)	(63,225)

See notes to financial statements.

18

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Small Cap Value Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains (Losses)	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$8.70	—	2.44	2.44	—	(0.78)	(0.78)	$10.36	28.28%		$697,860	1.05%		0.04%		1.15%		(0.06%	)	164.87%
Year Ended December 31, 2002	$10.36	—	(2.78)	(2.78)	—	(0.21)	(0.21)	$7.37	(27.16%)		$467,165	1.11%		0.01%		1.11%		0.01%		127.77%
Year Ended December 31, 2003	$7.37	(0.02)	4.21	4.19	—	—	—	$11.56	56.85%		$715,099	1.11%		(0.18%	)	(k	)	(k	)	126.29%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00	— (h)	(0.94)	(0.94)	$12.62	17.30%		$754,412	1.11%		(0.09%	)	(k	)	(k	)	132.11%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	$11.53	3.07%		$634,107	1.12%		0.09%		(k	)	(k	)	188.69%
Six Months Ended June 30, 2006 (Unaudited)	$11.53	0.04	0.85	0.89	(0.02)	(0.15)	(0.17)	$12.25	7.72%	(i)	$617,512	1.14%	(j)	0.58%	(j)	(k	)	(k	)	64.57%

Class II Shares
Period Ended December 31, 2002(d)	$10.26	—	(2.68)	(2.68)	—	(0.21)	(0.21)	$7.37	(26.46%)	(i)	$1,472	1.32%	(j)	0.13%	(j)	(k	)	(k	)	127.77%
Year Ended December 31, 2003(e)	$7.37	(0.04)	4.20	4.16	—	—	—	$11.53	56.45%		$18,446	1.36%		(0.41%	)	(k	)	(k	)	126.29%
Year Ended December 31, 2004	$11.53	(0.03)	1.99	1.96	—	(0.94)	(0.94)	$12.55	17.00%		$41,804	1.36%		(0.30%	)	(k	)	(k	)	132.11%
Year Ended December 31, 2005	$12.55	(0.02)	0.36	0.34	— (h)	(1.46)	(1.46)	$11.43	2.78%		$44,096	1.38%		(0.15%	)	(k	)	(k	)	188.69%
Six Months Ended June 30, 2006 (Unaudited)	$11.43	0.03	0.84	0.87	(0.01)	(0.15)	(0.16)	$12.14	7.58%	(i)	$46,123	1.38%	(j)	0.35%	(j)	(k	)	(k	)	64.57%

Class III Shares
Period Ended December 31, 2002(f)	$10.48	—	(2.89)	(2.89)	—	(0.21)	(0.21)	$7.38	(27.88%)	(i)	$63	1.07%	(j)	0.60%	(j)	(k	)	(k	)	127.77%
Year Ended December 31, 2003(e)	$7.38	(0.01)	4.20	4.19	—	—	—	$11.57	56.78%		$2,568	1.11%		(0.13%	)	(k	)	(k	)	126.29%
Year Ended December 31, 2004	$11.57	(0.01)	2.02	2.01	— (h)	(0.94)	(0.94)	$12.64	17.37%		$2,029	1.11%		(0.09%	)	(k	)	(k	)	132.11%
Year Ended December 31, 2005	$12.64	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	$11.55	3.06%		$1,445	1.13%		0.08%		(k	)	(k	)	188.69%
Six Months Ended June 30, 2006 (Unaudited)	$11.55	0.04	0.85	0.89	(0.02)	(0.15)	(0.17)	$12.27	7.73%	(i)	$1,591	1.11%	(j)	0.62%	(j)	(k	)	(k	)	64.57%

Class IV Shares
Period Ended December 31, 2003(g)	$7.49	(0.01)	4.08	4.07	—	—	—	$11.56	54.34%	(i)	$53,826	1.10%	(j)	(0.18%	)(j)	(k	)	(k	)	126.29%
Year Ended December 31, 2004	$11.56	(0.01)	2.01	2.00	— (h)	(0.94)	(0.94)	$12.62	17.30%		$58,521	1.11%		(0.08%	)	(k	)	(k	)	132.11%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	$11.53	3.07%		$52,727	1.12%		0.10%		(k	)	(k	)	188.69%
Six Months Ended June 30, 2006 (Unaudited)	$11.53	0.04	0.85	0.89	(0.02)	(0.15)	(0.17)	$12.25	7.74%	(i)	$52,005	1.11%	(j)	0.61%	(j)	(k	)	(k	)	64.57%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

(f)	For the period from May 3, 2002 (commencement of operations) through December 31, 2002.

(g)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(h)	The amount is less than $0.005.

(i)	Not annualized.

(j)	Annualized.

(k)	There were no fee reductions during the period.

See notes to financial statements.

19

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Small Cap Value Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by

20

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation

21

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(g)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code,

22

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$667,405,147	$87,125,640	$(47,888,602)	$39,237,038

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers*
- J.P. Morgan Investment Management, Inc. - Epoch Investment Partners, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees to the subadvisers. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadvisers is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $200 million	0.90%	0.40%	0.50%
$200 million or more	0.85%	0.40%	0.45%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under

23

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $561,821 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $466.

24

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $472,513,742 and sales of $555,344,584.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

25

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its benchmark, the Russell 2000 Value Index, for the one-and three-year periods ended September 30, 2005, while underperforming its benchmark for the five-year period. The Board considered that the Fund ranked in the top quartile of the Lipper Small Cap Value Funds category for the three-year period ended September 30, 2005, but had underperformed the median of the category for the one-year period. The Board discussed with management the recent portfolio manager change on the sleeve of the portfolio managed directly by Gartmore and the replacement of one of the Fund’s subadvisers, Dreyfus Corporation with Epoch Investment Partners, Inc. in September 2005.

Next, the Board reviewed and considered the Fund’s contractual advisory fee (including subadvisory fees) and breakpoints and noted the contractual advisory fee placed the Fund in the fourth quintile of its Lipper-constructed Expense Group. The Board also considered that the Fund’s total expenses were slightly above the median for the Fund’s Expense Group. The Board discussed with management the Fund’s fees and expenses in light of the breakpoints in place on this Fund. Finally, the Board considered the adviser’s profitability with respect to its management of this Fund and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

26

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

27

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

28

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

29

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

30

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

GVIT Small Cap Growth Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GSCG (8/06)

Shareholder

Expense Example	GVIT Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
GVIT Small Cap Growth Fund
Class I	Actual	$1,000.00	$1,004.40	$6.11	1.23%
	Hypothetical[1]	$1,000.00	$1,018.70	$6.18	1.23%
Class II	Actual	$1,000.00	$1,003.20	$7.45	1.50%
	Hypothetical[1]	$1,000.00	$1,017.36	$7.53	1.50%
Class III	Actual	$1,000.00	$1,004.40	$6.01	1.21%
	Hypothetical[1]	$1,000.00	$1,018.80	$6.07	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	GVIT Small Cap Growth Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stock	97.1%
Cash Equivalents	2.8%
Other Investments*	11.7%
Liabilities in excess of other assets**	-11.6%

100.0%

Top Holdings***
Healthways, Inc.	2.4%
ITT Educational Services, Inc.	2.3%
Focus Media Holding, Ltd. ADR	2.1%
FactSet Research Systems, Inc.	2.0%
Ceradyne, Inc.	2.0%
Kyphon, Inc.	1.9%
Checkfree Corp.	1.9%
Blackbaud, Inc.	1.7%
ASV, Inc.	1.7%
Financial Federal Corp.	1.6%
Other Assets	80.4%

100.0%

Top Industries
Oil & Gas	6.5%
Health Care Services	5.7%
Computer Services, Software & Systems	5.6%
Financial Services	5.6%
Machinery, Equipment, & Supplies	4.3%
Advertising Agencies	4.0%
Internet	2.9%
Transportation	2.9%
Computer Software & Services	2.8%
Casinos & Gambling	2.7%
Other Assets	57.0%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (97.1%)
Advertising Agencies (4.0%)
aQuantive, Inc. (b)	76,902	$1,947,928
Focus Media Holding, Ltd. ADR (b)	48,100	3,134,196
ValueClick, Inc. (b)	65,449	1,004,642

		6,086,766

Advertising Services (1.8%)
Getty Images, Inc. (b) (c)	26,750	1,698,893
Inventiv Health, Inc. (b)	35,971	1,035,245

		2,734,138

Auction Houses & Art Dealers (0.6%)
Sotheby’s Holdings (b) (c)	31,900	837,375

Auto Parts & Equipment (2.7%)
Gentex Corp. (c)	49,100	687,400
LKQ Corp. (b) (c)	77,394	1,470,486
O’Reilly Automotive, Inc. (b)	60,700	1,893,233

		4,051,119

Biotechnology Research & Production (2.5%)
Adams Respiratory Therapeutics, Inc. (b)	35,400	1,579,548
Arthrocare Corp. (b)	31,900	1,340,119
Palomar Medical Technologies, Inc. (b)	19,000	866,970

		3,786,637

Business Services (0.2%)
Optimal Group, Inc. (b)	27,500	371,525

Casinos & Gambling (2.7%)
Scientific Games Corp. (b)	64,400	2,293,928
Shuffle Master, Inc. (b) (c)	53,800	1,763,564

		4,057,492

Chemicals (0.5%)
Zoltek Companies, Inc. (b)	26,800	801,052

Commercial Information Services (0.6%)
LECG Corp. (b)	47,071	869,401

Commercial Services (1.7%)
CoStar Group, Inc. (b) (c)	30,800	1,842,764
Vertrue, Inc. (b) (c)	18,150	780,995

		2,623,759

Communications Technology (2.0%)
AudioCodes Ltd. (b)	2,679	29,201

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Communications Technology (continued)
Essex Corp. (b)	47,400	$873,108
Glenayre Technologies, Inc. (b)	129,655	342,289
TALX Corp.	28,396	621,021
Veritas DGC, Inc. (b)	22,853	1,178,758

		3,044,377

Computer Services, Software & Systems (5.6%)
Concur Technologies, Inc. (b)	60,200	931,294
Dealertrack Holdings, Inc. (b)	40,300	891,033
Falconstor Software, Inc. (b)	56,000	390,320
Jupiter Media Corp. (b)	50,018	650,234
Merge Technologies, Inc. (b)	7,744	95,329
MRO Software, Inc. (b)	11,100	222,777
Neoware Systems, Inc. (b)	32,800	403,112
Online Resources Corp. (b)	53,770	555,982
Openwave Systems, Inc. (b)	61,279	707,160
PDF Solutions, Inc. (b)	27,146	336,882
Redback Networks, Inc. (b)	37,000	678,580
Retalix Ltd. (b)	13,700	305,647
RightNow Technologies, Inc. (b)	33,596	560,381
Vasco Data Security International, Inc. (b)	88,800	741,480
Zoran Corp. (b)	44,200	1,075,827

		8,546,038

Computer Software & Services (2.8%)
Avid Technology, Inc. (b) (c)	21,600	719,928
Cerner Corp. (b) (c)	44,300	1,643,973
EPIQ Systems, Inc. (b) (c)	44,910	747,302
MicroStrategy, Inc. (b)	11,300	1,101,976

		4,213,179

Computer Technology (1.1%)
Trident Microsystems, Inc. (b)	88,100	1,672,138

Construction & Engineering (1.1%)
Chicago Bridge & Iron Co.	71,200	1,719,480

Consulting Services (0.5%)
CRA International, Inc. (b)	17,346	782,998

Consumer Electronics (0.4%)
Websidestory, Inc. (b)	56,000	683,200

Cosmetics (0.1%)
Parlux Fragrances, Inc. (b)	14,340	138,955

Diversified Financial Services (1.0%)
Euronet Worldwide, Inc. (b) (c)	41,147	1,578,810

3

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Drugs & Pharmaceuticals (0.9%)
Kos Pharmaceuticals, Inc. (b)	18,780	$706,504
Salix Pharmaceuticals, Inc. (b)	54,408	669,218

		1,375,722

E-Commerce & Services (0.9%)
Ctrip.com International Ltd. ADR	16,810	858,151
Gmarket, Inc. ADR (b)	29,700	456,489

		1,314,640

Education (2.3%)
ITT Educational Services, Inc. (b)	52,700	3,468,187

Educational Software (1.3%)
Blackboard, Inc. (b) (c)	68,300	1,977,968

Electronics (1.1%)
Cree, Inc. (b) (c)	31,250	742,500
Daktronics, Inc.	21,100	609,157
Directed Electronics, Inc. (b)	26,300	345,056

		1,696,713

Electronics & Medical Systems (2.1%)
Aspect Medical Systems, Inc. (b)	25,159	438,773
Intralase Corp. (b) (c)	115,857	1,939,446
Syneron Medical Ltd. (b)	41,056	857,249

		3,235,468

Electronics & Semiconductors (1.3%)
Kanos Communications, Inc. (b)	29,700	451,143
Supertex, Inc. (b)	20,300	810,782
Tessera Technologies, Inc. (b)	26,844	738,210

		2,000,135

Entertainment Software (0.7%)
Take-Two Interactive Software, Inc. (b) (c)	97,790	1,042,441

Financial Services (5.6%)
Corporate Executive Board Co. (The )	19,600	1,963,920
FactSet Research Systems, Inc.	65,975	3,120,617
Financial Federal Corp. (c)	90,075	2,504,986
Open Solutions, Inc. (b)	8,600	228,846
Tradestation Group, Inc. (b)	55,200	699,384

		8,517,753

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Food Distributors (0.6%)
United Natural Foods, Inc. (b) (c)	28,800	$950,976

Footwear & Related Apparel (1.1%)
Crocs, Inc. (b)	23,000	578,450
Iconix Brand Group, Inc. (b)	36,700	599,678
Steve Madden, Ltd.	15,000	444,300

		1,622,428

Hazardous Waste Disposal (0.5%)
American Ecology Corp.	27,300	723,450

Health Care Facilities (1.1%)
LCA-Vision, Inc.	31,192	1,650,369

Health Care Management Services (0.5%)
Centene Corp. (b)	30,227	711,241

Health Care Products (0.5%)
PSS World Medical, Inc. (b) (c)	41,500	732,475

Health Care Services (5.7%)
Adeza Biomedical Corp. (b)	38,700	542,574
AmSurg Corp. (b) (c)	76,600	1,742,650
Dendrite International, Inc.(b) (c)	64,700	597,828
Healthspring, Inc. (b)	53,600	1,005,000
Healthways, Inc. (b)	68,623	3,612,316
Nighthawk Radiology Holdings, Inc. (b)	25,400	455,676
Visicu, Inc. (b)	40,800	720,120

		8,676,164

Home Building (0.5%)
Desarrolladora Homex SA de CV (b)	25,347	831,635

Hotels & Motels (1.0%)
Gaylord Entertainment Co. (b) (c)	35,900	1,566,676

Human Resources (0.6%)
Kenexa Corp. (b)	29,600	942,760

Internet (2.9%)
Checkfree Corp. (b)	57,606	2,854,953
Loopnet, Inc. (b)	5,900	109,799
Stamps.com, Inc. (b) (c)	53,085	1,476,825

		4,441,577

Jewelry (0.3%)
Charles & Colvard Ltd.	38,751	408,048

4

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Machinery, Equipment, & Supplies (4.3%)
ASV, Inc. (b) (c)	109,992	$2,534,216
Bucyrus International, Inc. Class A	31,050	1,568,025
Lufkin Industries	16,600	986,538
Nordson Corp.	16,300	801,634
TurboChef Technologies, Inc. (b)	65,843	732,174

		6,622,587

Medical & Dental Instruments & Supplies (2.7%)
Abaxis, Inc. (b)	24,500	548,065
American Science & Engineering, Inc. (b)	5,750	333,040
Kyphon, Inc. (b) (c)	76,490	2,934,156
Natus Medical, Inc. (b)	22,600	223,514

		4,038,775

Medical Products (1.4%)
Allscripts Healthcare Solutions, Inc. (b) (c)	118,600	2,081,430

Medical Products & Services (0.2%)
Vital Images, Inc. (b)	14,300	353,210

Metal Forgings & Stampings (0.6%)
Ladish Company, Inc. (b)	23,300	873,051

Miscellaneous Materials & Processing (2.0%)
Ceradyne, Inc. (b)	62,566	3,096,391

Multi-Line Insurance (0.8%)
HealthExtras, Inc. (b)	38,500	1,163,470

Networking Products (0.1%)
Zhone Technologies, Inc. (b)	100,900	205,836

Offshore Drilling (0.7%)
Bronco Drilling Co., Inc. (b)	49,900	1,042,411

Oil & Gas (6.5%)
ATP Oil & Gas Corp. (b)	29,691	1,244,944
Bill Barrett Corp. (b) (c)	33,600	994,896
Carrizo Oil & Gas, Inc. (b)	71,605	2,241,953
Exco Resources, Inc. (b)	44,500	507,300
Hercules Offshore, Inc. (b)	27,600	966,000
Newfield Exploration Co. (b)	41,500	2,031,010
Petrohawk Energy Corp. (b)	84,200	1,060,920
Pioneer Drilling Co. (b)	50,400	778,176

		9,825,199

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Oil Wells Services & Equipment (1.1%)
Drill-Quip, Inc. (b)	20,800	$1,714,752

Pharmaceuticals (1.9%)
Aspreva Pharmaceuticals Corp. (b)	70,900	1,924,226
Sciele Pharma, Inc. (b)	40,348	935,670

		2,859,896

Printing (0.2%)
VistaPrint Ltd. (b) (c)	12,500	334,250

Resorts & Theme Parks (1.0%)
Vail Resorts, Inc. (b) (c)	41,700	1,547,070

Restaurants (0.9%)
Panera Bread Co., Class A (b)	21,200	1,425,488

Retail (0.3%)
Citi Trends, Inc. (b)	9,700	414,093

Software & Services (1.7%)
Blackbaud, Inc.	116,100	2,635,470

Sporting & Recreational Goods (0.9%)
Zumiez, Inc. (b)	35,400	1,329,978

Storage (0.5%)
Mobile Mini, Inc. (b) (c)	27,300	798,798

Telecommunications (0.8%)
Anadigics, Inc. (b)	49,600	333,312
Oplink Communications, Inc. (b)	47,200	864,232

		1,197,544

Textile & Apparel (0.6%)
Volcom, Inc. (b)	29,600	946,904

Transportation (2.9%)
J.B. Hunt Transport Services, Inc.	81,300	2,025,183
Kansas City Southern Industries, Inc. (b)	87,050	2,411,285

		4,436,468

Wholesale & International Trade (0.8%)
Central European Distribution Corp. (b)	48,850	1,229,066

5

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Wireless Equipment (0.8%)
Carrier Access Corp. (b)	33,500	$277,045
Sierra Wireless, Inc. (b)	44,300	799,172
Stratex Networks, Inc. (b)	49,900	169,161

		1,245,378

Total Common Stocks		147,902,780

CASH EQUIVALENTS (2.8%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.17% Dated 06/30/06, due 07/03/06, repurchase price $4,296,832)	$4,295,007	4,295,007

Total Cash Equivalents		4,295,007

Shares or Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (11.7%)
Pool of short-term securities for Gartmore Variable Insurance Trust — Note 2 (Securities Lending)	$17,877,903	$17,877,903

Total Short-Term Securities Held as Collateral for Securities on Loan		17,877,903

Total Investments (Cost $137,264,774) (a) — 111.6%		170,075,690

Liabilities in excess of other assets — (11.6%)		(17,722,891)

NET ASSETS — 100.0%		$152,352,799

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

(c)	All or part of the security was on loan as of June 30, 2006.

ADR	American Depository Receipt

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $132,969,767)	$165,780,683
Repurchase agreements, at cost and value	4,295,007

Total Investments	170,075,690

Cash	534
Interest and dividends receivable	36,933
Receivable for capital shares issued	209,243
Receivable for investments sold	1,032,178
Prepaid expenses and other assets	28,934

Total Assets	171,383,512

Liabilities:
Payable for investments purchased	1,004,104
Payable for capital shares redeemed	1,603
Payable for return of collateral received for securities on loan	17,877,903
Accrued expenses and other payables:
Investment advisory fees	116,484
Fund administration and transfer agent fees	10,226
Distribution fees	4,012
Administrative servicing fees	16,362
Other	19

Total Liabilities	19,030,713

Net Assets	$152,352,799

Represented by:
Capital	$154,130,918
Accumulated net investment income (loss)	(680,012)
Accumulated net realized gain (losses) from investments	(33,909,023)
Net unrealized appreciation (depreciation) on investments	32,810,916

Net Assets	$152,352,799

Net Assets:
Class I Shares	$131,793,494
Class II Shares	19,774,809
Class III Shares	784,496

Total	$152,352,799

Shares outstanding (unlimited number of shares authorized):
Class I Shares	8,254,946
Class II Shares	1,252,250
Class III Shares	49,422

Total	9,556,618

Net asset value and offering price per share:*
Class I Shares	$15.97
Class II Shares	$15.79
Class III Shares	$15.87

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$193,754
Dividend income	141,599
Income from securities lending	25,137

Total Income	360,490

Expenses:
Investment advisory fees	781,634
Fund administration and transfer agent fees	59,099
Distribution fees Class II Shares	25,766
Administrative servicing fees Class I Shares	113,523
Administrative servicing fees Class II Shares	17,921
Administrative servicing fees Class III Shares	605
Trustee fees	5,018
Other	37,652

Total expenses before earnings credit	1,041,218
Earnings credit (Note 6)	(716)

Total Expenses	1,040,502

Net Investment Income (Loss)	(680,012)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	10,547,938
Net change in unrealized appreciation/depreciation on investments	(8,724,523)

Net realized/unrealized gains (losses) on investments	1,823,415

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,143,403

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

GVIT SMALL CAP GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(680,012)	$(1,336,349)
Net realized gains (losses) on investment transactions	10,547,938	9,880,349
Net change in unrealized appreciation/depreciation on investments	(8,724,523)	2,054,166

Change in net assets resulting from operations	1,143,403	10,598,166

Change in net assets from capital transactions	(10,828,968)	(22,008,335)

Change in net assets	(9,685,565)	(11,410,169)
Net Assets:
Beginning of period	162,038,364	173,448,533

End of period	$152,352,799	$162,038,364

Accumulated net investment income (loss)	$(680,012)	$—

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$18,695,617	$54,670,402
Cost of shares redeemed	(29,747,883)	(78,750,506)

	(11,052,266)	(24,080,104)

Class II Capital Transactions:
Proceeds from shares issued	4,258,327	8,239,519
Cost of shares redeemed	(3,980,916)	(5,935,905)

	277,411	2,303,614

Class III Capital Transactions:
Proceeds from shares issued	200,511	255,322
Cost of shares redeemed	(254,624)	(487,167)

	(54,113)	(231,845)

Change in net assets from capital transactions	$(10,828,968)	$(22,008,335)

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	1,127,469	3,701,411
Redeemed	(1,785,890)	(5,428,371)

	(658,421)	(1,726,960)

Class II Share Transactions:
Issued	256,618	559,291
Redeemed	(244,333)	(409,024)

	12,285	150,267

Class III Share Transactions:
Issued	12,150	17,732
Redeemed	(15,422)	(33,167)

	(3,272)	(15,435)

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Small Cap Growth Fund

		Investment Activities:						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$16.24	(0.07)	(1.69)	(1.76)	$14.48	(10.84%)		$143,982	1.30%		(0.65%)		1.43%		(0.78%)		124.61%
Year Ended December 31, 2002	$14.48	(0.11)	(4.71)	(4.82)	$9.66	(33.29%)		$100,308	1.35%		(1.03%)		1.35%		(1.03%)		165.97%
Year Ended December 31, 2003	$9.66	(0.11)	3.42	3.31	$12.97	34.27%		$156,978	1.34%		(1.03%)		(h	)	(h	)	121.69%
Year Ended December 31, 2004	$12.97	(0.12)	1.86	1.74	$14.71	13.42%		$156,535	1.21%		(0.90%)		(h	)	(h	)	112.22%
Year Ended December 31, 2005	$14.71	(0.13)	1.32	1.19	$15.90	8.09%		$141,684	1.22%		(0.83%)		(h	)	(h	)	58.28%
Six Months Ended June 30, 2006 (Unaudited)	$15.90	(0.07)	0.14	0.07	$15.97	0.44	%(f)	$131,793	1.23	%(g)	(0.79	%)(g)	(h	)	(h	)	30.51%

Class II Shares
Period Ended December 31, 2002(d)	$13.59	(0.04)	(3.92)	(3.96)	$9.63	(29.14	%)(f)	$1,652	1.63	%(g)	(1.33	%)(g)	(h	)	(h	)	165.97%
Year Ended December 31, 2003	$9.63	(0.09)	3.37	3.28	$12.91	34.06%		$8,842	1.59%		(1.29%)		(h	)	(h	)	121.69%
Year Ended December 31, 2004	$12.91	(0.12)	1.82	1.70	$14.61	13.17%		$15,917	1.47%		(1.16%)		(h	)	(h	)	112.22%
Year Ended December 31, 2005	$14.61	(0.14)	1.27	1.13	$15.74	7.73%		$19,521	1.46%		(1.08%)		(h	)	(h	)	58.28%
Six Months Ended June 30, 2006 (Unaudited)	$15.74	(0.09)	0.14	0.05	$15.79	0.32	%(f)	$19,775	1.50	%(g)	(1.06	%)(g)	(h	)	(h	)	30.51%

Class III Shares
Period Ended December 31, 2002(e)	$10.95	(0.04)	(1.29)	(1.33)	$9.62	(12.15	%)(f)	$17	1.27	%(g)	(0.94	%)(g)	(h	)	(h	)	165.97%
Year Ended December 31, 2003	$9.62	(0.05)	3.33	3.28	$12.90	34.10%		$978	1.34%		(1.04%)		(h	)	(h	)	121.69%
Year Ended December 31, 2004	$12.90	(0.14)	1.87	1.73	$14.63	13.41%		$996	1.21%		(0.91%)		(h	)	(h	)	112.22%
Year Ended December 31, 2005	$14.63	(0.14)	1.31	1.17	$15.80	8.00%		$833	1.23%		(0.84%)		(h	)	(h	)	58.28%
Six Months Ended June 30, 2006 (Unaudited)	$15.80	(0.07)	0.14	0.07	$15.87	0.44	%(f)	$784	1.21	%(g)	(0.77	%)(g)	(h	)	(h	)	30.51%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from March 7, 2002 (commencement of operations) through December 31, 2002.

(e)	For the period from July 5, 2002 (commencement of operations) through December 31, 2002.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See	notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Small Cap Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$1,500,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	1,493,193	5.29%	07/21/06
Funding Agreement — GIC	GE Life and Annuity	1,000,000	5.28%	07/14/06
Master Note — Floating	CDC Financial Product Inc.	9,950,000	5.41%	07/03/06
Medium Term Note — Floating	General Electric Capital Corp.	1,000,057	5.27%	09/08/06
Medium Term Note — Floating	Tango Finance Corp.	1,002,099	5.39%	07/03/06
Repurchase Agreement	Bank of America Securities LLC	1,932,554	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$17,404,836	$17,877,903

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify to or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$137,733,838	$40,816,880	$(8,475,028)	$32,341,852

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadvisers, for the Fund. The subadvisers listed below manage all or a portion of the Fund’s investments and have the responsibility for making all investment decisions for that portion of the Fund unless otherwise indicated. Below is a list of the subadvisers to the Fund:

Subadvisers
- Waddell & Reed Investment Management Company - Oberweis Asset Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.95% based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees of 0.60% to the subadvisers.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*

The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months June 30, 2006, Nationwide Financial Services received $123,323 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $148.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $48,049,188 and sales of $59,315,661.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

15

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its benchmark, the Russell 2000 Growth Index, for the one-year period ended September 30, 2005 but had underperformed the benchmark over the three- and five-year periods. The Board noted however, that the Fund ranked in the top quartile of the Lipper Small-Cap Growth Funds category for the one- and three-year periods.

The Board then considered the Fund’s contractual advisory fee (including subadvisory fees) which placed the Fund in the fourth quintile of its Lipper-constructed Expense Group and the Fund’s total expenses which were slightly above the median of its Lipper Expense Group. The Board discussed with management the absence of breakpoints on the Fund’s advisory fee and determined that management’s decision to not provide breakpoints on this capacity-constrained fund was reasonable. The Board determined that although the contractual advisory fee was higher than the median of the Lipper Expense Group, the Fund had delivered good relative performance. Finally, the Board reviewed and considered the adviser’s profitability and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT Worldwide Leaders Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

5	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GWWL (8/06)

Shareholder

Expense Example	Gartmore GVIT Worldwide Leaders Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Worldwide Leaders Fund
Class I	Actual	$1,000.00	$1,077.90	$6.08	1.18%
	Hypothetical[1]	$1,000.00	$1,018.95	$5.92	1.18%
Class III	Actual	$1,000.00	$1,077.20	$6.08	1.18%
	Hypothetical[1]	$1,000.00	$1,018.95	$5.92	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Worldwide Leaders Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	99.0%
Cash Equivalents	3.8%
Other Investments*	11.1%
Liabilities in excess of other assets**	-13.9%

100.0%

Top Holdings***
AstraZeneca PLC	5.0%
JP Morgan Chase & Co.	4.6%
Fedex Corp.	4.5%
Lloyds TSB Group PLC	4.3%
UniCredito Italiano SPA	4.2%
ConocoPhillips	4.2%
Renault SA	4.1%
CB Richard Ellis Group, Inc	4.0%
General Electric Co.	4.0%
DSG International PLC	4.0%
Other Assets	57.1%

100.0%

Top Industries
Financial Services	13.3%
Real Estate	9.7%
Transportation	7.9%
Oil & Gas	7.4%
Finance	7.1%
Telecommunications	6.9%
Electronics	5.9%
Pharmaceuticals	5.0%
Banking	4.2%
Automotive	4.1%
Other Assets	28.5%

100.0%

Top Countries
United States	42.1%
United Kingdom	20.3%
Japan	13.8%
France	8.4%
Italy	4.2%
Switzerland	3.9%
Finland	3.0%
Germany	2.1%
Australia	0.8%
South Korea	0.4%
Other Assets	1.0%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (99.0%)
AUSTRALIA (0.8%)
Computer Software & Services (0.8%)
Computershare Ltd. (c) (d)	63,270	$368,607

FINLAND (3.0%)
Telecommunications (3.0%)
Nokia Oyj (c)	72,100	1,461,496

FRANCE (8.4%)
Automotive (4.1%)
Renault SA (c)	18,800	2,017,138

Chemicals (1.1%)
Arkema (b) (d)	13,680	533,785

Oil & Gas (3.2%)
Total SA (c) (d)	24,000	1,576,423

		4,127,346

GERMANY (2.1%)
Machinery (2.1%)
MAN AG (c)	14,400	1,042,106

ITALY (4.2%)
Banking (4.2%)
UniCredito Italiano SPA (c)	265,500	2,076,260

JAPAN (13.8%)
Electronics (3.0%)
Toshiba Corp. (c) (d)	227,000	1,482,448

Financial Services (5.2%)
Mizuho Financial Group, Inc. (c)	182	1,543,786
Nomura Holdings, Inc. (c)	52,200	980,512

		2,524,298

Real Estate (5.6%)
Mitsui Fudosan Co. Ltd. (c) (d)	72,000	1,565,040
Sumitomo Realty & Development Co. Ltd. (c)	49,000	1,209,296

		2,774,336

		6,781,082

SOUTH KOREA (0.4%)
Semiconductors (0.4%)
Hynix Semiconductor, Inc. (b)	5,800	181,656

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWITZERLAND (3.9%)
Financial Services (3.9%)
Julius Baer Holding Ltd. (c) (d)	21,875	$1,891,329

UNITED KINGDOM (20.3%)
Aerospace & Defense (0.0%)
Rolls-Royce Group PLC, B Shares	8,285,200	15,473

Financial Services (4.3%)
Lloyds TSB Group PLC (c)	217,000	2,125,519

Mining (3.1%)
Rio Tinto PLC (c)	28,500	1,500,533

Pharmaceuticals (5.0%)
AstraZeneca PLC (c)	41,100	2,471,125

Retail (4.0%)
DSG International PLC (c)	554,000	1,954,275

Telecommunications (3.9%)
Vodafone Group PLC (c)	892,700	1,899,773

		9,966,698

UNITED STATES (42.1%)
Agriculture (3.4%)
Archer-Daniels-Midland Co.	40,600	1,675,968

Computers (3.6%)
Apple Computer, Inc. (b)	31,100	1,776,432

Diversified Manufacturing (4.0%)
General Electric Co.	59,300	1,954,528

Electronics (2.9%)
Intel Corp.	75,400	1,428,076

Finance (7.1%)
JP Morgan Chase & Co.	53,300	2,238,600
Lazard Ltd.	30,200	1,220,080

		3,458,680

Machinery & Equipment (3.1%)
Caterpillar, Inc.	20,200	1,504,496

Oil & Gas (4.2%)
ConocoPhillips	31,500	2,064,195

Real Estate (4.0%)
CB Richard Ellis Group, Inc (b)	78,800	1,962,120

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Restaurants (1.9%)
McDonald’s Corp.	27,500	$924,000

Transportation (7.9%)
Fedex Corp.	18,700	2,185,283
Norfolk Southern Corp.	31,900	1,697,718

		3,883,001

		20,631,496

Total Common Stocks		48,528,076

CASH EQUIVALENTS (3.8%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $1,849,767)	$1,848,981	1,848,981

Total Cash Equivalents		1,848,981

Shares or Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (11.1%)
Pool of short-term securities for Gartmore Variable Insurance Mutual Funds — Note 2 (Securities Lending)	$5,427,355	$5,427,355

Total Short-Term Securities Held as Collateral for Securities on Loan		5,427,355

Total Investments (Cost $52,326,763) (a) — 113.9%		55,804,412
Liabilities in excess of other assets — (13.9%)		(6,796,087)

NET ASSETS — 100%		$49,008,325

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	Fair Valued Security.

(d)	All or part of security was on loan as of June 30, 2006.

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Japanese Yen	07/05/06	$(424,530)	$(432,204)	$(7,674)
Euro	07/03/06	(467,475)	(476,865)	(9,390)
Total Short Contracts:		$(892,005)	$(909,069)	$(17,064)
Long Contract:
Euro	07/03/06	$196,464	$197,742	$1,278
Swiss Franc	07/03/06	42,302	42,694	392
British Sterling Pound	07/03/06	113,440	115,739	2,299
British Sterling Pound	07/03/06	209,296	211,112	1,816
Japanese Yen	07/05/06	116,957	117,263	306
Total Long Contracts:		$678,459	$684,550	$6,091

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $50,477,782)	$53,955,431
Repurchase agreements, at cost and value	1,848,981

Total Investments	55,804,412

Foreign currencies, at value (cost $6,524)	6,535
Interest and dividends receivable	92,522
Receivable for capital shares issued	22,843
Receivable for investments sold	1,402,371
Reclaims receivable	3,923
Prepaid expenses and other assets	625

Total Assets	57,333,231

Liabilities:
Payable to custodian	5,670
Payable for investments purchased	2,742,859
Payable for capital shares redeemed	16,545
Unrealized depreciation on forward foreign currency contracts	10,973
Payable for return of collateral received for securities on loan	5,427,355
Accrued expenses and other payables:
Investment advisory fees	110,824
Fund administration and transfer agent fees	4,562
Administrative servicing fees	3,971
Other	2,147

Total Liabilities	8,324,906

Net Assets	$49,008,325

Represented by:
Capital	$53,656,414
Accumulated net investment income (loss)	160,351
Accumulated net realized gains (losses) from investment and foreign currency transactions	(8,280,261)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	3,471,821

Net Assets	$49,008,325

Net Assets:
Class I Shares	$28,256,030
Class III Shares	20,752,295

Total	$49,008,325

Shares outstanding (unlimited number of shares authorized):
Class I Shares	2,067,617
Class III Shares	1,518,994

Total	3,586,611

Net asset value and offering price per share:*
Class I Shares	$13.67
Class III Shares	$13.66

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$18,463
Dividend income (net of foreign withholding tax of $55,657)	642,736
Income from securities lending	13,763

Total Income	674,962

Expenses:
Investment advisory fees	217,034
Fund administration and transfer agent fees	22,751
Administrative servicing fees Class I Shares	22,284
Administrative servicing fees Class III Shares	14,003
Trustee fees	858
Other	7,678

Total expenses before earnings credit	284,608
Earnings credit (Note 6)	(107)

Total Expenses	284,501

Net Investment Income (Loss)	390,461

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	3,606,949
Net realized gains (losses) on foreign currency transactions	44,483

Net realized gains (losses) on investment and foreign currency transactions	3,651,432
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(428,920)

Net realized/unrealized gains (losses) on investments and foreign currencies	3,222,512

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,612,973

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT WORLDWIDE LEADERS FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$390,461	$65,442
Net realized gains (losses) on investment and foreign currency transactions	3,651,432	7,595,008
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(428,920)	(796,330)

Change in net assets resulting from operations	3,612,973	6,864,120

Distributions to Class I shareholders from:
Net investment income	(129,884)	(270,433)
Distributions to Class III shareholders from:
Net investment income	(91,425)	(79,754)

Change in net assets from shareholder distributions	(221,309)	(350,187)

Change in net assets from capital transactions	244,845	2,705,661

Change in net assets	3,636,509	9,219,594
Net Assets:
Beginning of period	45,371,816	36,152,222

End of period	$49,008,325	$45,371,816

Accumulated net investment income (loss)	$160,351	$(8,801)

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$1,072,221	$3,652,072
Dividends reinvested	129,884	270,433
Cost of shares redeemed	(4,283,574)	(8,105,205)

	(3,081,469)	(4,182,700)

Class III Capital Transactions:
Proceeds from shares issued	5,592,594	9,013,088
Dividends reinvested	91,425	79,754
Cost of shares redeemed	(2,357,705)	(2,204,481)

	3,326,314	6,888,361

Change in net assets from capital transactions	$244,845	$2,705,661

SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	78,801	324,392
Reinvested	9,656	25,257
Redeemed	(311,786)	(727,932)

	(223,329)	(378,283)

Class III Share Transactions:
Issued	415,235	770,878
Reinvested	6,806	7,448
Redeemed	(175,461)	(190,295)

	246,580	588,031

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Worldwide Leaders Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$11.65	0.07	(2.26)	(2.19)	(0.18)	—	(0.18)	$9.28	(18.81%	)	$70,469	1.20%		0.66%		1.30%		0.56%		128.06%
Year Ended December 31, 2002	$9.28	(0.04)	(2.29)	(2.33)	(0.08)	(0.02)	(0.10)	$6.85	(25.39%	)	$26,467	1.32%		0.29%		1.32%		0.29%		529.97%
Year Ended December 31, 2003	$6.85	0.01	2.46	2.47	—	—	—	$9.32	36.06%		$27,624	1.32%		0.30%		(g	)	(g	)	603.34%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	—	—	—	$10.78	15.67%		$28,776	1.25%		0.95%		(g	)	(g	)	452.01%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	—	(0.10)	$12.73	19.34%		$29,173	1.29%		0.18%		(g	)	(g	)	360.00%
Six Months Ended June 30, 2006 (Unaudited)	$12.73	0.10	0.90	1.00	(0.06)	—	(0.06)	$13.67	7.79%	(e)	$28,256	1.18%	(f)	1.51%	(f)	(g	)	(g	)	141.44%

Class III Shares
Period Ended December 31, 2003(d)	$6.89	(0.01)	2.44	2.43	—	—	—	$9.32	35.27%	(e)	$5,853	1.35%	(f)	(0.31%	)(f)	(g	)	(g	)	603.34%
Year Ended December 31, 2004	$9.32	0.09	1.37	1.46	—	—	—	$10.78	15.67%		$7,376	1.25%		0.94%		(g	)	(g	)	452.01%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	—	(0.10)	$12.73	19.34%		$16,198	1.29%		0.13%		(g	)	(g	)	360.00%
Six Months Ended June 30, 2006 (Unaudited)	$12.73	0.09	0.90	0.99	(0.06)	—	(0.06)	$13.66	7.72%	(e)	$20,752	1.18%	(f)	1.56%	(f)	(g	)	(g	)	141.44%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distingguishing amoung the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period May 2, 2003 (commencement of operations) through December 31, 2003.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Worldwide Leaders Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee,

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$300,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	497,731	5.29%	07/21/06
Master Note — Floating	CDC Financial Product Inc.	750,000	5.41%	07/03/06
Medium Term Note — Floating	Beta Finance Inc.	100,000	5.37%	07/03/06
Repurchase Agreement	Bank of America Securities LLC	3,779,624	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$5,315,375	$5,427,355

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e.,

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$52,462,054	$4,273,849	$(931,491)	$3,342,358

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund. Gartmore Global Partners (the “subadviser”) manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. The subadviser is an affiliate of GMF and GGAMT. Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $50 million	0.90%	0.35%	0.55%
$50 million or more	0.85%	0.35%	0.50%

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI World Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to the Fund’s base fee.

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/-0.02%
+/- 2 percentage point	+/-0.04%
+/- 3 percentage point	+/-0.06%
+/- 4 percentage point	+/-0.08%
+/- 5 percentage point	+/-0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months June 30, 2006, Nationwide Financial Services received $36,192 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,707.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $69,019,000 and sales of $68,899,044.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs if any, would be included in custodian fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

14

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub- advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;
4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its benchmark, the MSCI World Index, for the one- and three-year periods ended September 30, 2005, while slightly underperforming the benchmark for the five-year period. The Board further considered that the Fund’s performance ranked in the top quartile of the Lipper Global Large-Cap Core Funds category for the one- and three-year periods ended September 30, 2005, and had outperformed the median of this Lipper category by 1,438 basis points for the one year period ended September 30, 2005.

Next, the Board reviewed the Fund’s contractual advisory fee (including the subadvisory fee) and considered this fee placed the Fund in the fifth quintile of the Fund’s Lipper-constructed Expense Group. The Board noted, however, that the Fund implemented a performance-based fee structure on January 1, 2006, and upon such implementation, immediately reduced its base management fee by 10 basis points. The Board considered that total expenses for the Fund placed it above the median of the Lipper Expense Group, and noted that the higher expense ratio was primarily due to distribution costs. Finally, the Board reviewed the adviser’s profitability in light of all of these factors and concluded it was not excessive.

15

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (collectively, “Nationwide”), the parent companies of Gartmore Global Asset Management Trust (“GGAMT”) and GGAMT’s investment advisory subsidiaries, Gartmore Mutual Fund Capital Trust (“GMFCT”) and Gartmore Morley Capital Management, Inc. (“GMCM”), each of which, along with GGAMT, serves as an investment adviser to various series of the Gartmore Variable Insurance Trust (the “Funds”), announced that Nationwide entered into a definitive agreement for the sale of Gartmore Group Limited (“GGL”), including certain of GGL’s subsidiaries based in the United Kingdom (the “U.K. Sale”). GGL’s U.K. investment advisory subsidiaries includes Gartmore Global Partners (“GGP”), the Fund’s current sub-adviser. Management informed the Board that, pending regulatory approval in the U.K. and other such appropriate jurisdiction, the U.K. Sale is expected to close during the third quarter of 2006, at which time a change in control of GGP will occur that will cause GGP’s current subadvisory agreement with the Fund to terminate. Management recommended that the Board approve a new Subadvisory agreement with newly-unaffiliated GGP, in reliance upon the Manager of Managers Exemptive order the Funds have obtained from the SEC to take effect immediately upon the closing of the U.K. Sale to ensure continued provision of Subadvisory services by GGP to the Fund. The Board considered management’s representation that upon the closing of the U.K. Sale: (1) the Fund will be managed by the same portfolio managers who manage the Fund’s assets at this time; however, they will now do so on behalf of affiliated GGP at this time; (2) that the Fund will be managed in the same way, utilizing the same investment objective and strategies used by affiliated GGP now; and (3) the Subadvisory fees paid to unaffiliated GGP will be the same as those currently paid to affiliated GGP. At the time the Board selected and approved the adviser to the Fund, Board considered, among other factors, the advisory fee compared to a peer group of funds, the extent to which economies of scale would be realized as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. Since the adviser will pay the sub-adviser from the fees paid by the Fund to the adviser, and since the fees and expenses for the Fund will not change as a result of the change to the sub-adviser, the Board did not further consider these factors. Consequently, at its Regular Quarterly Meeting on June 14, 2006, the Board approved the continuation of affiliated GGP’s subadvisory agreement with new unaffiliated GGP, effective immediately upon the closing of the U.K. Sale which as of the date of printing of this report, had not yet occurred.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

GVIT Mid Cap Index Fund

(formerly Dreyfus GVIT Mid Cap Index Fund)

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

10	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GMCI (8/06)

Shareholder

Expense Example	GVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual	Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical	Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*		Annualized Expense Ratio*
Mid Cap Index Fund
Class I	Actual	$1,000.00	$1,040.80	$2.63		0.52%
	Hypothetical[1]	$1,000.00	$1,022.22	$2.61		0.52%
Class II	Actual	$1,000.00	$1,040.10	$3.49		0.69%
	Hypothetical[1]	$1,000.00	$1,021.38	$3.46		0.69%
Class ID	Actual	$1,000.00	$957.30	$0.51	(a)	0.31%	(a)
	Hypothetical[1]	$1,000.00	$1,023.26	$1.56	(b)	0.31%	(b)

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

a	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

b	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

1

Portfolio Summary

June 30, 2006 (Unaudited)	GVIT Mid Cap Index Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stock	96.7%
Cash Equivalents	3.3%
Other Investments*	24.5%
Liabilities in excess of other assets**	-24.5%

100.0%

Top Holdings***
Peabody Energy Corp.	1.3%
Expeditors International of Washington, Inc.	1.1%
Cognizant Technology Solutions Corp.	0.8%
C.H. Robinson Worldwide, Inc.	0.8%
Smith International, Inc.	0.8%
Noble Energy, Inc.	0.7%
Precision Castparts Corp.	0.7%
Microchip Technology, Inc.	0.6%
ENSCO International, Inc.	0.6%
Questar Corp.	0.6%
Other Assets	92.0%

100.0%

Top Industries
Oil & Gas	7.9%
Utilities	7.5%
Retail	6.8%
Health Care	6.1%
Electronics	6.0%
Insurance	5.7%
Computer Software & Services	5.2%
Banks	4.4%
Manufacturing	3.6%
Real Estate Investment Trusts	3.6%
Other Assets	43.2%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (96.7%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc. (c) (b)	20,200	$1,542,270
Precision Castparts Corp.	76,400	4,565,664
Sequa Corp., Class A (c) (b)	3,500	285,250

		6,393,184

Airlines (0.4%)
AirTran Holdings, Inc. (c) (b)	49,000	728,140
Alaska Air Group, Inc. (c) (b)	20,800	819,936
JetBlue Airways Corp. (c) (b)	90,200	1,095,028

		2,643,104

Amusement & Recreation (0.4%)
Boyd Gaming Corp.	23,900	964,604
Callaway Golf Co. (c)	36,000	467,640
International Speedway Corp.	19,300	894,941

		2,327,185

Auto Parts & Equipment (1.1%)
Advance Auto Parts, Inc.	60,050	1,735,445
ArvinMeritor, Inc. (c)	40,825	701,782
Bandag, Inc. (c)	6,400	234,176
BorgWarner Automotive, Inc.	31,300	2,037,630
Gentex Corp. (c)	84,700	1,185,800
Lear Corp. (c)	36,800	817,328
Modine Manufacturing Co.	18,400	429,824

		7,141,985

Automotive (0.5%)
Adesa, Inc.	49,100	1,091,984
Carmax, Inc. (b)	60,400	2,141,784

		3,233,768

Banks (4.4%)
Associated Banc Corp.	74,515	2,349,458
Astoria Financial Corp.	47,350	1,441,808
Cathay Bancorp, Inc. (c)	27,500	1,000,450
City National Corp.	24,400	1,588,196
Colonial Bancgroup, Inc.	89,700	2,303,496
Cullen Frost Bankers, Inc.	26,000	1,489,800
First Niagara Financial Group, Inc.	67,400	944,948
FirstMerit Corp. (c)	43,700	915,078
Greater Bay Bancorp (c)	27,600	793,500
IndyMac Bancorp, Inc. (c)	38,100	1,746,885
Mercantile Bankshare Corp.	67,450	2,405,941
New York Community Bancorp, Inc. (c)	145,488	2,402,007

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Banks (continued)
SVB Financial Group (c) (b)	21,500	$977,390
TCF Financial Corp.	62,100	1,642,545
Texas Regional Bancshares, Inc., Class A (c)	24,920	944,966
Washington Federal, Inc. (c)	47,689	1,105,908
Webster Financial Corp.	29,100	1,380,504
West America Bancorp (c)	19,100	935,327
Wilmington Trust Corp.	37,200	1,569,096

		27,937,303

Biotechnology (1.3%)
Millenium Pharmaceuticals, Inc. (b)	181,587	1,810,422
PDL Biopharma, Inc. (c) (b)	63,700	1,172,717
Pharmaceutical Product Development, Inc.	55,700	1,956,184
Valeant Pharmaceuticals International	50,700	857,844
Vertex Pharmaceuticals, Inc. (c) (b)	60,900	2,235,639

		8,032,806

Broadcasting (0.2%)
Emmis Communications Corp. (b)	20,200	315,928
Entercom Communications Corp.	21,200	554,592
Westwood One, Inc.	35,000	262,500

		1,133,020

Building & Construction (0.1%)
M.D.C. Holdings, Inc.	19,300	1,002,249

Business Services (3.0%)
Acxiom Corp. (c)	42,300	1,057,500
Catalina Marketing Corp. (c)	22,900	651,734
Ceridian Corp. (b)	80,500	1,967,420
CheckFree Corp. (b)	52,400	2,596,944
ChoicePoint, Inc. (b)	48,433	2,023,046
Corporate Executive Board Co. (The)	23,100	2,314,620
CSG Systems International, Inc. (c) (b)	26,600	658,084
Fair Issac Corp.	38,100	1,383,411
Gartner Group, Inc. (c) (b)	32,000	454,400
Harte-Hanks, Inc.	31,150	798,686
Kelly Services, Inc. (c)	10,500	285,285
Korn Ferry International (c) (b)	23,200	454,488
Manpower, Inc.	50,200	3,242,920

3

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Business Services (continued)
MPS Group, Inc. (c) (b)	55,400	$834,324
Navigant Consulting, Inc. (c) (b)	27,600	625,140

		19,348,002

Chemicals (2.5%)
Airgas, Inc. (c)	36,900	1,374,525
Albemarle Corp. (c)	20,900	1,000,692
Cabot Corp.	36,900	1,273,788
Chemtura Corp.	131,400	1,227,276
Cytec Industries, Inc.	21,900	1,175,154
Ferro Corp. (c)	26,900	429,324
FMC Corp.	23,100	1,487,409
Lubrizol Corp.	37,400	1,490,390
Lyondell Chemical Co.	113,900	2,580,974
Minerals Technologies, Inc.	12,500	650,000
Olin Corp.	39,500	708,235
RPM, Inc. (c)	64,800	1,166,400
Valspar Corp. (c)	55,700	1,471,037

		16,035,204

Communication Equipment (1.7%)
Adtran, Inc. (c)	40,500	908,415
Cincinnati Bell, Inc. (c) (b)	134,900	553,090
CommScope, Inc. (c) (b)	31,500	989,730
Harris Corp.	75,700	3,142,307
Plantronics, Inc. (c)	25,800	573,018
Polycom, Inc. (b)	47,600	1,043,392
Powerwave Technologies, Inc. (c) (b)	67,100	611,952
Telephone & Data Systems, Inc.	56,200	2,326,680
Utstarcom, Inc. (c) (b)	57,600	448,704

		10,597,288

Computer Hardware (0.5%)
National Instruments Corp. (c)	30,350	831,590
Western Digital Corp. (b)	122,500	2,426,725

		3,258,315

Computer Software & Services (5.2%)
3COM Corp. (b)	214,000	1,095,680
Activision, Inc. (b)	160,400	1,825,352
Advent Software, Inc. (b)	8,800	317,416
Avocent Corp. (b)	29,000	761,250
Cadence Design Systems, Inc. (b)	159,300	2,731,995
CDW Corp. (c)	36,100	1,972,865
Cognizant Technology Solutions Corp. (b)	79,800	5,376,126

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Computer Software & Services (continued)
DST Systems, Inc. (b)	34,500	$2,052,750
F5 Networks, Inc. (b)	23,500	1,256,780
Gamestop Corp.(c) (b)	34,500	1,449,000
GTECH Holdings Corp.	69,900	2,431,122
Henry (Jack) & Associates, Inc.	45,200	888,632
Ingram Micro, Inc. (b)	63,500	1,151,255
Macrovision Corp. (b)	28,100	604,712
McAfee, Inc. (b)	91,100	2,210,997
McData Corp. (c) (b)	83,800	341,904
Mentor Graphics Corp. (c) (b)	43,400	563,332
Palm, Inc. (b)	53,000	853,300
RSA Security, Inc. (c) (b)	44,400	1,207,236
SRA International, Inc., Class A (c) (b)	20,500	545,915
Sybase, Inc. (c) (b)	49,900	968,060
Synopsys, Inc. (b)	78,800	1,479,076
Transaction Systems Architects, Inc. (b)	20,400	850,476
Wind River Systems, Inc. (c) (b)	41,000	364,900

		33,300,131

Construction (2.1%)
Beazer Homes USA, Inc. (c)	23,500	1,077,945
Dycom Industries, Inc. (c) (b)	22,100	470,509
Florida Rock Industries, Inc.	27,700	1,375,859
Granite Construction, Inc. (c)	18,050	817,124
Hovnanian Enterprises, Inc. (b)	21,000	631,680
Jacobs Engineering Group, Inc. (b)	32,300	2,572,372
Martin Marietta Materials, Inc.	26,400	2,406,360
Ryland Group, Inc. (The)	26,500	1,154,605
Thor Industries, Inc. (c)	20,400	988,380
Toll Brothers, Inc. (b)	64,400	1,646,708

		13,141,542

Consumer & Commercial Services (2.2%)
Alliance Data Systems Corp. (b)	38,800	2,282,216
Career Education Corp. (b)	55,500	1,658,895
Corinthian Colleges, Inc. (c) (b)	47,100	676,356
Deluxe Corp. (c)	27,500	480,700
DeVry, Inc. (c) (b)	32,100	705,237
Dun & Bradstreet Corp. (b)	38,300	2,668,744
MoneyGram International, Inc.	46,800	1,588,860
Quanta Services, Inc. (c) (b)	64,600	1,119,518
Rent-A-Center, Inc. (c) (b)	37,900	942,194
Rollins, Inc.	16,200	318,168

4

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Consumer & Commercial Services (continued)
Sotheby’s Holdings, Inc. (c) (b)	25,100	$658,875
United Rentals, Inc. (c) (b)	37,200	1,189,656

		14,289,419

Consumer Products (1.5%)
Blyth Industries, Inc. (c)	14,500	267,670
Church & Dwight, Inc.	35,350	1,287,447
Energizer Holdings, Inc. (b)	35,800	2,096,806
Furniture Brands International, Inc. (c)	29,800	621,032
Lancaster Colony Corp. (c)	13,700	540,739
Mohawk Industries Co. (b)	29,300	2,061,255
Scotts Miracle-Gro Co. (The)	27,000	1,142,640
Timberland Co., Class A (b)	30,100	785,610
Tupperware Corp.	33,500	659,615

		9,462,814

Containers Packaging (0.4%)
Packaging Corp. of America (c)	32,900	724,458
Sonoco Products Co. (c)	54,100	1,712,265

		2,436,723

Data Processing (0.3%)
Fidelity National Information Services, Inc.	51,300	1,816,020

Electronics (6.0%)
Amphenol Corp., Class A	50,500	2,825,980
Arrow Electronics, Inc. (b)	66,900	2,154,180
Atmel Corp. (c) (b)	233,000	1,293,150
Avnet, Inc. (b)	80,100	1,603,602
Cabot Microelectronics Corp. (c) (b)	13,282	402,577
Credence Systems Corp. (c) (b)	54,700	191,450
Cree, Inc. (c) (b)	41,800	993,168
Cypress Semiconductor Corp. (c) (b)	81,800	1,189,372
DRS Technologies	23,900	1,165,125
Hubbell, Inc.	33,200	1,581,980
Imation Corp.	20,900	857,945
Integrated Device Technology, Inc. (b)	109,730	1,555,971
International Rectifier Corp. (b)	41,500	1,621,820
Intersil Corp. (c)	82,400	1,915,800
Kemet Corp. (c) (b)	47,500	437,950
Lam Research Corp. (b)	79,300	3,696,966
Lattice Semiconductor Corp. (c) (b)	62,200	384,396

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Electronics (continued)
MDU Resources Group, Inc.	65,700	$2,405,277
Micrel, Inc. (c) (b)	34,900	349,349
Microchip Technology, Inc.	120,900	4,056,195
Mine Safety Appliances Co. (c)	14,400	578,880
Newport Corp. (b)	21,900	353,028
Plexus Corp. (c) (b)	26,900	920,249
RF Micro Devices, Inc. (c) (b)	113,400	676,998
SPX Corp.	34,800	1,947,060
Thomas & Betts Corp. (b)	29,500	1,513,350
TriQuint Semiconductor, Inc. (b)	76,691	342,042
Vishay Intertechnology, Inc. (b)	101,050	1,589,517

		38,603,377

Financial Services (2.8%)
AmeriCredit Corp. (b)	72,200	2,015,824
Bank of Hawaii Corp.	28,700	1,423,520
BISYS Group, Inc. (The) (b)	66,200	906,940
Eaton Vance Corp. (c)	70,800	1,767,168
Edwards (A.G.), Inc.	43,800	2,423,016
Investors Financial Services Corp.	35,800	1,607,420
Jefferies Group, Inc. (c)	55,200	1,635,576
PMI Group, Inc. (c)	51,900	2,313,702
Raymond James Financial, Inc.	47,625	1,441,609
SEI Investments Co.	34,800	1,701,024
Waddell & Reed Financial, Inc. (c)	48,000	986,880

		18,222,679

Food & Beverage (1.3%)
Hormel Foods Corp.	40,000	1,485,600
J.M. Smucker Co.	34,267	1,531,735
OSI Restaurant Parnters, Inc.	38,800	1,342,480
PepsiAmericas, Inc.	33,400	738,474
Sensient Technologies Corp. (c)	25,800	539,478
Smithfield Foods, Inc. (b)	57,600	1,660,608
Tootsie Roll Industries, Inc. (c)	14,080	410,150
Universal Corp. (c)	15,600	580,632

		8,289,157

Gaming & Leisure (0.2%)
Scientific Games Corp. (b)	35,800	1,275,196

Healthcare (6.1%)
Apria Healthcare Group, Inc. (c) (b)	23,200	438,480
Beckman Coulter, Inc.	36,700	2,038,685
Cephalon, Inc. (b)	34,900	2,097,490

5

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Healthcare (continued)
Community Health Systems, Inc. (b)	53,400	$1,962,450
Covance, Inc. (b)	36,800	2,252,896
Cytyc Corp. (b)	63,200	1,602,752
Dentsply International, Inc.	45,600	2,763,360
Edwards Lifesciences Corp. (b)	32,500	1,476,475
Health Net, Inc. (b)	66,100	2,985,737
Henry Schein, Inc. (c) (b)	48,400	2,261,732
LifePoint Hospitals, Inc. (b)	33,800	1,085,994
Lincare Holdings, Inc. (b)	55,400	2,096,336
Omnicare, Inc.	69,000	3,271,980
Par Pharmaceutical Cos., Inc. (c) (b)	18,800	347,048
Perrigo Co. (c)	45,400	730,940
Sepracor, Inc. (b)	61,900	3,536,966
Steris Corp. (c)	39,800	909,828
Triad Hospitals, Inc. (b)	50,008	1,979,317
Universal Health Services, Inc. (c)	31,900	1,603,294
Varian Medical Systems, Inc. (b)	75,100	3,555,985

		38,997,745

Insurance (5.7%)
American Financial Group, Inc.	25,700	1,102,530
AmerUs Group Co. (c)	21,200	1,241,260
Arthur J. Gallagher & Co. (c)	57,100	1,446,914
Brown & Brown, Inc. (c)	60,900	1,779,498
Everest Re Group Ltd.	36,600	3,168,462
Fidelity National Financial, Inc.	99,983	3,894,337
First American Financial Corp.	56,000	2,367,120
Hanover Insurance Group Inc.	29,000	1,376,340
HCC Insurance Holdings, Inc.	60,850	1,791,424
Horace Mann Educators Corp. (c)	23,500	398,325
Leucadia National Corp. (c)	90,100	2,630,019
Mercury General Corp. (c)	19,500	1,099,215
Ohio Casualty Corp. (c)	34,700	1,031,631
Old Republic International Corp.	129,537	2,768,206
Protective Life Corp.	38,200	1,780,884
Radian Group, Inc. (c)	46,400	2,866,592
Stancorp Financial Group, Inc.	30,000	1,527,300
Unitrin, Inc. (c)	24,800	1,081,032
W.R. Berkley Corp.	95,350	3,254,296

		36,605,385

Machinery (1.0%)
AGCO Corp. (c) (b)	52,700	1,387,064
Graco, Inc.	37,550	1,726,549

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	25,000	$1,566,250
Tecumseh Products Co. (c) (b)	10,000	192,000
Zebra Technologies Corp., Class A (b)	38,500	1,315,160

		6,187,023

Manufacturing (3.6%)
Ametek, Inc.	38,700	1,833,606
Brink’s Co. (The)	28,200	1,590,762
Carlisle Cos., Inc.	16,500	1,308,450
Crane Co.	27,700	1,152,320
Diebold, Inc.	39,500	1,604,490
Donaldson Co., Inc. (c)	37,500	1,270,125
Federal Signal Corp. (c)	26,400	399,696
Flowserve Corp. (c) (b)	30,800	1,752,520
Harsco Corp.	22,900	1,785,284
Hillenbrand Industry, Inc.	33,600	1,629,600
Nordson Corp. (c)	18,300	899,994
Pentair, Inc.	55,600	1,900,964
Roper Industries, Inc.	47,700	2,229,975
Teleflex, Inc. (c)	23,900	1,291,078
Trinity Industries, Inc. (c)	41,300	1,668,520
Varian, Inc. (b)	17,000	705,670

		23,023,054

Medical Products (1.3%)
Advanced Medical Optics, Inc. (b)	39,786	2,017,150
Affymetrix, Inc. (c) (b)	36,900	944,640
Gen-Probe, Inc. (b)	28,200	1,522,236
Intuitive Surgical, Inc. (c) (b)	20,900	2,465,573
Techne Corp. (c) (b)	21,500	1,094,780

		8,044,379

Medical Services (0.8%)
Charles River Laboratories International, Inc. (b)	41,900	1,541,920
Invitrogen Corp. (b)	30,800	2,034,956
Martek Biosciences Corp. (c) (b)	19,400	561,630
Medicis pharmaceutical Corp.	32,300	775,200

		4,913,706

Metals (1.0%)
Commercial Metals Co.	66,300	1,703,910
Kennametal, Inc.	23,400	1,456,650
MSC Industrial Direct Co., Class A (c)	29,700	1,412,829

6

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Metals (continued)
Timken Co. (The)	46,000	$1,541,460

		6,114,849

Mining (2.4%)
Arch Coal, Inc. (c)	80,600	3,415,022
Joy Global, Inc.	69,700	3,630,673
Peabody Energy Corp.	149,200	8,317,900

		15,363,595

Office Equipment & Supplies (0.5%)
Herman Miller, Inc.	37,200	958,644
HNI Corp.	28,400	1,287,940
Reynolds & Reynolds Co.	31,600	969,172

		3,215,756

Oil & Gas (7.9%)
Cameron International Corp. (b)	66,400	3,171,928
Denbury Resources, Inc. (c) (b)	65,400	2,071,218
ENSCO International, Inc.	86,700	3,989,934
FMC Technologies, Inc. (c) (b)	39,421	2,659,341
Forest Oil Corp. (c) (b)	32,800	1,087,648
Grant Prideco, Inc. (b)	73,800	3,302,550
Hanover Compressor Co. (c) (b)	52,623	988,260
Helmerich & Payne, Inc.	28,600	1,723,436
Newfield Exploration Co. (b)	72,500	3,548,150
Noble Energy, Inc.	99,800	4,676,628
Patterson-UTI Energy, Inc.	94,800	2,683,788
Pioneer Natural Resources Co.	74,200	3,443,622
Plains Exploration & Production Co. (b)	43,600	1,767,544
Pogo Producing Co. (c)	33,900	1,562,790
Pride International, Inc. (b)	91,300	2,851,299
Quicksilver Resources, Inc. (c) (b)	39,300	1,446,633
Smith International, Inc.	114,500	5,091,814
Southwestern Energy Co. (b)	94,500	2,944,620
Tidewater, Inc. (c)	35,200	1,731,840

		50,743,043

Paper & Forest Products (0.7%)
Bowater, Inc.	33,400	759,850
Glatfelter (c)	24,200	384,054
Longview Fibre Co. (c)	28,000	534,520
Potlatch Corp.	22,898	864,400
Rayonier, Inc.	44,877	1,701,287

		4,244,111

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Publishing & Printing (1.2%)
American Greetings Corp., Class A (c)	34,800	$731,148
Banta Corp. (c)	13,300	616,189
Belo Corp., Class A	50,000	780,000
Lee Enterprises, Inc. (c)	25,100	676,445
Media General, Inc. (c)	13,200	552,948
Reader’s Digest Association (c)	53,100	741,276
Scholastic Corp. (c) (b)	19,700	511,609
Valassis Communications, Inc. (c) (b)	26,100	615,699
Washington Post Co.	3,170	2,472,632

		7,697,946

Real Estate Investment Trusts (3.6%)
AMB Property Corp.	48,300	2,441,565
Developers Diversified Realty Corp.	61,800	3,224,724
Highwood Properties, Inc.	32,500	1,175,850
Hospitality Properties Trust	39,400	1,730,448
Liberty Property Trust	48,800	2,156,960
Macerich Co. (The)	40,500	2,843,100
Mack-Cali Realty Corp.	36,600	1,680,672
New Plan Excel Realty Trust (c)	57,200	1,412,268
Regency Centers Corp.	39,700	2,467,355
United Dominion Realty Trust, Inc.	78,100	2,187,581
Weingarten Realty Investors	44,000	1,684,320

		23,004,843

Restaurants (0.9%)
Applebee’s International, Inc.	40,750	783,215
Bob Evans Farms, Inc. (c)	19,500	585,195
Brinker International, Inc.	48,800	1,771,440
CBRL Group, Inc.	9,700	329,024
Cheesecake Factory, Inc. (The) (c) (b)	46,650	1,257,218
Ruby Tuesday, Inc. (c)	31,800	776,238

		5,502,330

Retail (6.8%)
99 Cents Only Stores (c) (b)	26,300	275,098
Abercrombie & Fitch Co.	50,300	2,788,129
Aeropostale, Inc. (b)	32,000	924,480
American Eagle Outfitters Ltd. (c)	75,500	2,570,020
Anntaylor Stores Corp. (b)	42,300	1,834,974
Barnes & Noble, Inc.	31,100	1,135,150
BJ’s Wholesale Club, Inc. (b)	37,100	1,051,785
Borders Group, Inc.	36,600	675,636

7

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (continued)
Chico’s FAS, Inc. (c) (b)	102,600	$2,768,148
Claire’s Stores, Inc.	56,800	1,448,968
Copart, Inc. (b)	38,100	935,736
Dollar Tree Stores, Inc. (b)	60,850	1,612,525
Fastenal Co. (c)	71,200	2,868,648
Foot Locker, Inc.	87,200	2,135,528
Michael’s Stores, Inc.	74,500	3,072,380
O’Reilly Automotive, Inc. (c) (b)	62,200	1,940,018
Pacific Sunwear of California, Inc. (b)	42,400	760,232
Payless ShoeSource, Inc. (b)	37,600	1,021,592
PETsMART, Inc.	76,900	1,968,640
Pier 1 Imports, Inc. (c)	47,600	332,248
Polo Ralph Lauren Corp.	35,500	1,948,950
Regis Corp.	24,900	886,689
Ross Stores, Inc.	79,200	2,221,560
Ruddick Corp. (c)	18,900	463,239
Saks, Inc. (c)	80,100	1,295,217
Tech Data Corp. (b)	32,800	1,256,568
Urban Outfitters, Inc. (b)	60,400	1,056,396
Williams Sonoma, Inc.	66,300	2,257,515

		43,506,069

Schools (0.4%)
ITT Educational Services, Inc. (b)	20,500	1,349,105
Laureate Education, Inc. (c) (b)	27,800	1,185,114

		2,534,219

Semiconductors (1.0%)
Fairchild Semiconductor International, Inc. (b)	66,600	1,210,122
MEMC Electronic Materials, Inc. (b)	93,100	3,491,250
Semtech Corp. (c) (b)	39,900	576,555
Silicon Laboratories, Inc. (b)	27,100	952,565

		6,230,492

Shipping Transportation (1.8%)
Alexander & Baldwin, Inc.	24,200	1,071,334
C.H. Robinson Worldwide, Inc.	97,900	5,218,070
GATX Corp. (c)	30,100	1,279,250
Overseas Shipholding Group, Inc.	17,600	1,041,040
Swift Transportation Co., Inc. (c) (b)	31,500	1,000,440
Werner Enterprises, Inc. (c)	28,450	576,682
YRC Worldwide, Inc. (b)	33,400	1,406,474

		11,593,290

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Steel (0.6%)
Reliance Steel & Aluminum Co.	18,400	$1,526,280
Steel Dynamics, Inc. (c)	25,100	1,650,074
Worthington Industries, Inc.	39,200	821,240

		3,997,594

Transportation (1.9%)
Con-Way, Inc.	27,500	1,593,075
Expeditors International of Washington, Inc.	121,200	6,788,412
J.B. Hunt Transport Services, Inc.	67,600	1,683,916
Oshkosh Truck Corp.	40,300	1,915,056

		11,980,459

Utilities (7.5%)
AGL Resources, Inc.	42,600	1,623,912
Alliant Energy Corp.	68,200	2,339,260
Aqua America, Inc. (c)	70,500	1,606,695
Aquila, Inc. (b)	204,700	861,787
Black Hills Corp. (c)	20,600	707,198
DPL, Inc. (c)	70,900	1,900,120
Duquesne Light Holdings, Inc. (c)	48,200	792,408
Energy East Corp.	80,900	1,935,937
Equitable Resources, Inc.	69,900	2,341,650
Great Plains Energy, Inc. (c)	47,200	1,314,992
Hawaiian Electric Industries, Inc. (c)	44,400	1,239,204
Idacorp, Inc. (c)	26,000	891,540
National Fuel Gas Co.	49,200	1,728,888
Northeast Utilities	84,100	1,738,347
NSTAR	58,500	1,673,100
Oklahoma Gas & Electric Co.	53,100	1,860,093
Oneok, Inc.	64,200	2,185,368
Pepco Holdings, Inc.	104,538	2,465,006
PNM, Inc.	37,650	939,744
Puget Energy, Inc.	63,300	1,359,684
Questar Corp.	49,000	3,944,009
Scana Corp.	63,400	2,445,972
Sierra Pacific Resources (b)	110,000	1,540,000
Vectren Corp.	41,700	1,136,325
Westar Energy, Inc.	47,600	1,001,980
Western Gas Resources, Inc.	32,100	1,921,185
WGL Holdings, Inc. (c)	26,700	772,965
Wisconsin Energy Corp.	64,100	2,583,230
WPS Resources Corp.	22,700	1,125,920

		47,976,519

8

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Veterinary Services (0.2%)
VCA Antech, Inc. (c) (b)	45,300	$1,446,429

Waste Disposal (0.7%)
Republic Services, Inc.	69,400	2,799,596
Stericycle, Inc. (b)	25,800	1,679,580

		4,479,176

Total Common Stocks		617,322,483

CASH EQUIVALENTS (3.3%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $21,216,981)	$21,207,969	21,207,969

Total Cash Equivalents		21,207,969

Shares or Principal Amount		Value

SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (24.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust — Note 2 (Securities Lending)	$156,526,995	$156,526,995

Total Short Term Securities Held as Collateral for Securities Lending		156,526,995

Total Investments (Cost $675,953,710) (a) — 124.5%		795,057,447
Liabilities in excess of other assets — (24.5%)		(156,257,476)

NET ASSETS — 100.0%		$638,799,971

(a)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All of part of the security was on loan as of June 30, 2006.

At June 30, 2006, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contract	Expiration	Market Value Covered by Contracts	Unrealized Appreciation at 06/30/06
51	S&P Emini Mid 400 Future	09/15/06	$19,675,800	$505,369

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $654,745,741)	$773,849,478
Repurchase agreements, at cost and value	21,207,969

Total Investments	795,057,447

Cash	13,719,723
Cash collateral pledged for futures	837,000
Interest and dividends receivable	698,084
Receivable for capital shares issued	2,075,740
Receivable for variation margin on futures contracts	114,050
Prepaid expenses and other assets	3,697

Total Assets	812,505,741

Liabilities:
Payable to adviser	1,056
Payable for investments purchased	16,931,411
Payable for capital shares redeemed	32,295
Payable for return of collateral received for securities on loan	156,526,995
Accrued expenses and other payables:
Investment advisory fees	80,478
Fund administration and transfer agent fees	41,989
Distribution fees	4,575
Administrative servicing fees	44,184
Other	42,787

Total Liabilities	173,705,770

Net Assets	$638,799,971

Represented by:
Capital	$514,778,573
Accumulated net investment income (loss)	215,911
Accumulated net realized gain (losses) from investment and futures transactions	4,196,381
Net unrealized appreciation (depreciation) on investments and futures	119,609,106

Net Assets	$638,799,971

Net Assets:
Class I Shares	$568,611,805
Class II Shares	22,476,904
Class ID Shares	47,711,262

Total	$638,799,971

Shares outstanding (unlimited number of shares authorized):
Class I Shares	32,112,780
Class II Shares	1,273,762
Class ID Shares	2,694,870

Total	36,081,412

Net asset value and offering price per share:*
Class I Shares	$17.71
Class II Shares	$17.65
Class ID Shares	$17.70

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$272,076
Dividend income	4,497,051
Income from securities lending	529,926

Total Income	5,299,053

Expenses:
Investment advisory fees	827,969
Fund administration and transfer agent fees	216,270
Distribution fees Class II Shares	28,853
Administrative servicing fees Class I Shares	451,341
Administrative servicing fees Class II Shares	8,633
Trustee fees	9,214
Other	74,362

Total expenses before earnings credit	1,616,642
Earnings credit (Note 5)	(1,625)

Total Expenses	1,615,017

Net Investment Income (Loss)	3,684,036

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	17,706,288
Net realized gains (losses) on futures	(743,331)

Net realized gains (losses) on investment and futures transactions	16,962,957
Net change in unrealized appreciation/depreciation on investments and futures	3,566,424

Net realized/unrealized gains (losses) on investments and futures	20,529,381

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,213,417

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,684,036		$5,165,605
Net realized gains (losses) on investment and futures transactions	16,962,957		38,479,997
Net change in unrealized appreciation /depreciation on investments and futures	3,566,424		19,342,831

Change in net assets resulting from operations	24,213,417		62,988,433

Distributions to Class I shareholders from:
Net investment income	(3,242,916)		(5,598,423)
Net realized gains on investments	(7,900,961)		(33,105,906)
Distributions to Class II shareholders from:
Net investment income	(108,173)		(165,938)
Net realized gains on investments	(314,967)		(1,232,085)
Distributions to Class ID shareholders from:
Net investment income	(117,036	)(a)	—
Net realized gains on investments	(431,978	)(a)	—

Change in net assets from shareholder distributions	(12,116,031)		(40,102,352)

Change in net assets from capital transactions	28,851,587		27,123,873

Change in net assets	40,948,973		50,009,954
Net Assets:
Beginning of period	597,850,998		547,841,044

End of period	$638,799,971		$597,850,998

Accumulated net investment income (loss)	$215,911		$—

CAPITAL TRANSACTIONS:
Class I Capital Transactions:
Proceeds from shares issued	$40,727,300		$79,176,649
Dividends reinvested	11,143,852		38,704,273
Cost of shares redeemed	(71,748,769)		(96,085,488)

	(19,877,617)		21,795,434

Class II Capital Transactions:
Proceeds from shares issued	6,049,180		10,439,484
Dividends reinvested	423,139		1,398,020
Cost of shares redeemed	(5,860,099)		(6,509,065)

	612,220		5,328,439

Class ID Capital Transactions:
Proceeds from shares issued	47,567,972	(a)	—
Dividends reinvested	549,012	(a)	—
Cost of shares redeemed	—	(a)	—

	48,116,984		—

Change in net assets from capital transactions	$28,851,587		$27,123,873

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

GVIT MID CAP INDEX FUND

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Share Transactions:
Issued	2,214,971	4,629,046
Reinvested	641,083	2,232,632
Redeemed	(3,940,419)	(5,715,331)

	(1,084,365)	1,146,347

Class II Share Transactions:
Issued	328,326	616,497
Reinvested	24,455	80,859
Redeemed	(322,276)	(381,900)

	30,505	315,456

Class ID Share Transactions:
Issued	2,663,043 (a)	—
Reinvested	31,827 (a)	—

	2,694,870	—

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

12

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT Mid Cap Index Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains (Losses)	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$13.55	0.07	(0.25)	(0.18)	(0.07)	(0.13)	(0.20)	$13.17	(1.30%	)	$257,623	0.65%		0.53%		0.78%		0.40%		28.43%
Year Ended December 31, 2002	$13.17	0.04	(2.05)	(2.01)	(0.04)	(0.10)	(0.14)	$11.02	(15.30%	)	$285,970	0.74%		0.37%		0.75%		0.36%		27.32%
Year Ended December 31, 2003	$11.02	0.06	3.75	3.81	(0.06)	(e )	(0.06)	$14.77	34.65%		$432,589	0.74%		0.49%		(h	)	(h	)	11.58%
Year Ended December 31, 2004	$14.77	0.09	2.23	2.32	(0.08)	(0.40)	(0.48)	$16.61	15.73%		$532,474	0.60%		0.62%		(h	)	(h	)	15.90%
Year Ended December 31, 2005	$16.61	0.16	1.82	1.98	(0.18)	(1.05)	(1.23)	$17.36	12.10%		$576,339	0.55%		0.93%		(h	)	(h	)	19.32%
Six Months Ended June 30, 2006 (Unaudited)	$17.36	0.11	0.59	0.70	(0.10)	(0.25)	(0.35)	$17.71	4.08%	(f)	$568,612	0.52%	(g)	1.19%	(g)	(h	)	(h	)	7.25%

Class II Shares
Period Ended December 31, 2002(d)	$13.64	0.02	(2.53)	(2.51)	(0.03)	(0.10)	(0.13)	$11.00	(18.44%	)(f)	$1,232	0.96%	(g)	0.25%	(g)	(h	)	(h	)	27.32%
Year Ended December 31, 2003	$11.00	0.03	3.74	3.77	(0.04)	(e )	(0.04)	$14.73	34.30%		$8,049	0.98%		0.27%		(h	)	(h	)	11.58%
Year Ended December 31, 2004	$14.73	0.07	2.22	2.29	(0.06)	(0.40)	(0.46)	$16.56	15.50%		$15,367	0.78%		0.45%		(h	)	(h	)	15.90%
Year Ended December 31, 2005	$16.56	0.13	1.81	1.94	(0.15)	(1.05)	(1.20)	$17.30	11.90%		$21,512	0.72%		0.76%		(h	)	(h	)	19.32%
Six Months Ended June 30, 2006 (Unaudited)	$17.30	0.10	0.59	0.69	(0.09)	(0.25)	(0.34)	$17.65	4.01%	(f)	$22,477	0.69%	(g)	1.03%	(g)	(h	)	(h	)	7.25%

Class ID Shares
Period Ended June 30, 2006 (Unaudited)(i)	$18.88	0.07	(0.93)	(0.86)	(0.07)	(0.25)	(0.32)	$17.70	(4.52%	)(f)	$47,711	0.31%	(g)	2.15%	(g)	(h	)	(h	)	7.25%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from May 6, 2002 (commencement of operations) through December 31, 2002.

(e)	The amount is less than $0.005.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

(i)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2006

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”), Great West Life & Annuity Insurance Company and First Great West Life & Annuity Insurance Company have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT Mid Cap Index Fund (the “Fund”), (formerly “Dreyfus GVIT Mid Cap Index Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee,

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2006

are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(e)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2006

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(f)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark-to-market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked-to-market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2006

the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	U.S. Bank N.A.	$24,995,194	5.10%	07/03/06
Commercial Paper	Aegis Finance LLC	13,936,467	5.29%	07/21/06
Funding Agreement — GIC	GE Life and Annuity	3,500,000	5.28%	07/14/06
Master Note — Floating	Citigroup Global Markets Inc.	15,000,000	5.38%	07/03/06
Medium Term Note — Floating	Alliance and Leister PLC	2,500,000	5.13%	07/10/06
Medium Term Note — Floating	Allstate Life Global Funding	2,000,000	5.33%	07/27/06
Medium Term Note — Floating	General Electric Capital Corp.	10,500,599	5.27%	09/08/06
Medium Term Note — Floating	ISLANDSBANKI HF Corp.	5,000,000	5.34%	07/24/06
Medium Term Note — Floating	Macquarie Bank Ltd.	14,998,624	5.30%	07/21/06
Medium Term Note — Floating	Tango Finance Corp.	1,999,414	5.39%	07/03/06
Medium Term Note — Floating	West Corp Federal Credit Union	1,000,000	5.19%	07/14/06
Repurchase Agreement	Bank of America Securities LLC	61,096,697	5.32%	07/03/06

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$154,730,127	$156,526,995

(j)	Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of each Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$688,975,202	$156,294,589	$(50,212,344)	$106,082,245

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2006

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. For the Equity Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of Fund Asset Management L.P., the Fund’s subadviser (the “subadviser”). The subadviser manages the Fund’s investments and has responsibility for making all investment decisions for the Fund. Prior to May 1, 2006, the Fund’s subadvisor was the Dreyfus Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
$0 up to $1.5 billion	0.22%	0.145%	0.075%
$1.5 billion up to $3 billion	0.21%	0.150%	0.060%
$3 billion and more	0.20%	0.150%	0.050%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

18

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2006

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of Class II shares of the Fund. These fees are based on an annual rate not to exceed 0.25% of the average daily net assets of the Class II shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”) and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $448,407 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $55,418,271 and sales of $44,487,177.

For the six months ended June 30, 2006, the Fund had purchases of $494,275 of U.S. Government securities, which are included in the total purchases and sales in the sentence above.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

19

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Unaudited)

June 30, 2006

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that, as is anticipated with index funds, the GVIT Mid Cap Index Fund underperformed its benchmark index, the S&P Midcap 400 Index, by 60 basis points for the one-year period. The Board considered that the Fund’s return was in line with the benchmark on a gross return basis. The Fund ranked in the second quartile of the Lipper Mid-Cap Core Funds category for the one year period ended September 30, 2005, beating the category median return by 5 basis points. The Board further considered that over the three-year period, the Fund ranked in the third quartile of its Lipper category and underperformed the category median by 9 basis points, while for the five-year period the Fund ranked in the third quartile and underperformed the category median by 37 basis points.

The Board also considered the Funds contractual advisory fee (including the subadvisory fee) and breakpoints place the Fund in the third quintile of its Lipper-constructed Expense Group and the Fund’s total expenses are at the median of its Expense Group. Finally, the Board reviewed and considered the adviser’s profitability with respect to this Fund and concluded that it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen[4] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association—College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

4	Mr. Allen owns a 51% interest in Graimark Realty Advisors Inc., a 67% owner of G/W Jefferson-St Jean LLC (“Jefferson-St”), a real estate development company. Until July 28, 2004, Jefferson-St had a construction loan, guaranteed by Mr. Allen, in the principal amount of $12.5 million (“Construction Loan”), from Bank One, NA, obtained in August, 2002. On July 1, 2004, Bank One Corporation merged with and into J.P. Morgan Chase & Co. (the “Merger”). Bank One Corporation was the parent company of Bank One, NA. J.P. Morgan Chase & Co. is the parent company of J.P. Morgan Investment Management, Inc., subadviser to two of the Funds of the Trust. On July 28, 2004, the Construction Loan was refinanced with an unaffiliated permanent lender. Neither Mr. Allen, nor the Trust’s management, believes that the Construction Loan, secured well in advance of the Merger, and refinanced within 28 days following the completion of the Merger, should result in Mr. Allen having a material business relationship with an investment adviser (or subadviser) or controlling person of an investment adviser (or subadviser) of the Trust.

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

25

Gartmore GVIT Global Technology and Communications Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

5	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GGTC (8/06)

Shareholder

Expense Example	Gartmore GVIT Global Technology and Communications Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Global Technology and Communications Fund
Class I	Actual	$1,000.00	$950.60	$5.66	1.17%
	Hypothetical[1]	$1,000.00	$1,019.00	$5.87	1.17%
Class II	Actual	$1,000.00	$950.50	$6.82	1.41%
	Hypothetical[1]	$1,000.00	$1,017.81	$7.08	1.41%
Class III	Actual	$1,000.00	$951.00	$5.51	1.14%
	Hypothetical[1]	$1,000.00	$1,019.15	$5.72	1.14%
Class VI	Actual	$1,000.00	$950.50	$6.00	1.24%
	Hypothetical[1]	$1,000.00	$1,018.65	$6.23	1.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Global Technology and Communications Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	97.3%
Cash Equivalents	5.9%
Other Investments*	20.2%
Liabilities in excess of other assets**	-23.4%

100.0%

Top Holdings***
Cisco Systems, Inc.	5.5%
Intel Corp.	4.6%
Google, Inc., Class A	4.1%
International Business Machines Corp.	3.8%
Yahoo, Inc.	2.8%
Hewlett Packard Co.	2.8%
Cognizant Technology Solutions Corp.	2.7%
Integrated Device Technology, Inc.	2.6%
Cypress Semiconductor Corp.	2.5%
WebEx Communications, Inc.	2.0%
Other Assets	66.6%

100.0%

Top Industries
Semiconductors	15.5%
Telecommunication Equipment	14.3%
Computer Hardware	12.1%
Computer Software	10.8%
Electronic Components	9.8%
E-Commerce & Services	9.5%
Computer Services	8.9%
Wireless Equipment	3.7%
Telecommunication Services	3.5%
Internet Security	2.9%
Other Assets	9.0%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (97.3%)
Commercial Services (1.4%)
Alliance Data Systems Corp. (b)	7,900	$464,678

Computer Hardware (12.1%)
Apple Computer, Inc. (b)	7,900	451,248
Dell, Inc. (b)	17,000	414,970
Emulex Corp. (b)	9,600	156,192
Hewlett Packard Co.	28,300	896,544
International Business Machines Corp.	15,700	1,206,074
Mobility Electronics, Inc. (b) (c)	35,900	260,634
Rackable Systems, Inc. (b) (c)	8,900	351,461
Sigma Designs, Inc. (b) (c)	14,800	139,564

		3,876,687

Computer Services (8.9%)
Citrix Systems, Inc. (b)	13,000	521,820
Cognet Communications Group, Inc. (b)	18,900	177,093
Cognizant Technology Solutions Corp. (b)	12,900	869,073
Satyam Computer Services Ltd. ADR IN	10,400	344,656
The BISYS Group, Inc. (b)	21,800	298,660
WebEx Communications, Inc. (b) (c)	18,500	657,490

		2,868,792

Computer Software (10.8%)
Cognos, Inc. ADR CA (b)	5,300	150,785
Electronic Arts, Inc. (b)	10,700	460,528
Hyperion Solutions Corp. (b)	23,000	634,800
Informatica Corp. (b) (c)	44,500	585,620
Mercury Interactive Corp. (b)	10,300	360,191
Neoware, Inc. (b) (c)	17,000	208,930
Oracle Corp. (b)	22,500	326,025
Rightnow Technologies, Inc. (b) (c)	27,000	450,360
Tibco Software, Inc. (b)	44,300	312,315

		3,489,554

Consulting Services (1.3%)
Answerthink, Inc. (b)	104,500	421,135

E-Commerce & Services (9.5%)
eBay, Inc. (b)	15,300	448,137
Google, Inc., Class A (b)	3,150	1,320,890

Shares or Principal Amount		Value

COMMON STOCKS (continued)
E-Commerce & Services (continued)
WebSideStory, Inc. (b) (c)	30,000	$366,000
Yahoo, Inc. (b)	27,400	904,200

		3,039,227

Electronic Components (9.8%)
Intel Corp.	77,200	1,462,940
International DisplayWorks, Inc. (b) (c)	88,900	462,280
International Game Technologies	12,800	485,632
LSI Logic Corp. (b)	48,200	431,390
Micron Technology, Inc. (b)	19,900	299,694

		3,141,936

Internet Banking (1.0%)
CheckFree Corp. (b)	6,300	312,228

Internet Security (2.9%)
Symantec Corp. (b)	38,900	604,506
Vasco Data Security International, Inc. (b) (c)	39,200	327,320

		931,826

Marketing Services (0.9%)
24/7 Real Media, Inc. (b)	32,300	283,594

Multimedia (1.0%)
Time Warner, Inc.	19,200	332,160

Semiconductors (15.5%)
Anadigics, Inc. (b)	47,500	319,200
ATI Technologies, Inc. (b)	19,700	287,620
Chartered Semiconductor ADR SG (b) (c)	35,500	308,850
Conexant Systems, Inc. (b)	159,200	398,000
Cypress Semiconductor Corp. (b)	55,000	799,700
Integrated Device Technology, Inc. (b)	58,500	829,530
Kemet Corp. (b) (c)	16,300	150,286
LTX Corp. (b)	65,500	459,155
M-Systems Flash Disk Pioneers Ltd. (b) (c)	15,600	462,228
Novellus Systems, Inc. (b)	13,700	338,390
Teradyne, Inc. (b)	11,000	153,230
Texas Instruments, Inc.	15,800	478,582

		4,984,771

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Telecommunication Equipment (14.3%)
Arris Group, Inc. (b)	36,300	$476,256
CIENA Corp. (b)	76,800	369,408
Cisco Systems, Inc. (b)	90,700	1,771,371
Comtech Telecommunications Corp. (b) (c)	11,500	336,605
Comverse Technology, Inc. (b)	15,500	306,435
Finisar Corp. (b) (c)	76,700	250,809
Nortel Networks Corp. (b) (c)	145,800	326,592
Polycom, Inc. (b)	21,800	477,856
Tekelec (b) (c)	23,000	284,050

		4,599,382

Telecommunication Services (3.5%)
Amdocs Ltd. (b)	12,900	472,140
Neustar, Inc. (b)	14,600	492,750
Vonage Holdings Corp. (b) (c)	19,990	171,714

		1,136,604

Wholesale Distribution (0.7%)
Directed Electronics, Inc. (b) (c)	17,500	229,600

Wireless Equipment (3.7%)
Motorola, Inc.	30,600	616,590
Qualcomm, Inc.	14,100	564,987

		1,181,577

Total Common Stocks		31,293,751

CASH EQUIVALENTS (5.9%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $1,885,992)	$1,885,191	1,885,191

Total Cash Equivalents		1,885,191

Shares or Principal Amount		Value
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (20.2%)
Pool of short-term securities for Gartmore Variable Insurance Mutual Funds — note 2 (Securities Lending)	$6,494,468	$6,494,468

Total Short-Term Securities Held as Collateral for Securities on Loan		6,494,468

Total Investments (Cost $40,340,493) (a) — 123.4%		39,673,410
Liabilities in excess of other assets — (23.4%)		(7,527,360)

NET ASSETS — 100.0%		$32,146,050

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	All or part of security was on loan as of June 30, 2006.

ADR	American Depository Receipt

CA	Canada

IN	India

SG	Singapore

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $38,455,302)	$37,788,219
Repurchase agreements, at cost and value	1,885,191

Total Investments	39,673,410

Foreign currencies, at value (cost $897,762)	926,597
Receivable for capital shares issued	7,093
Interest and dividends receivable	16,745
Receivable for investments sold	1,400,968
Prepaid expenses and other assets	589

Total Assets	42,025,402

Liabilities:
Payable for investments purchased	3,268,595
Payable for capital shares redeemed	17,924
Payable for return of collateral received for securities on loan	6,494,468
Accrued expenses and other payables:
Investment advisory fees	78,185
Fund administration and transfer agent fees	1,769
Distribution fees	1,022
Administrative servicing fees	3,717
Other	13,672

Total Liabilities	9,879,352

Net Assets	$32,146,050

Represented by:
Capital	$43,888,418
Accumulated net investment income (loss)	(85,359)
Accumulated net realized gains (losses) from investment and foreign currency transactions	(11,018,761)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(638,248)

Net Assets	$32,146,050

Net Assets:
Class I Shares	$12,335,886
Class II Shares	1,335,885
Class III Shares	14,858,330
Class VI Shares	3,615,949

Total	$32,146,050

Shares outstanding (unlimited number of shares authorized):
Class I Shares	3,368,982
Class II Shares	366,490
Class III Shares	4,026,075
Class VI Shares	989,594

Total	8,751,141

Net asset value and offering price per share:*
Class I Shares	$3.66
Class II Shares	$3.65
Class III Shares	$3.69
Class VI Shares	$3.65

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$33,852
Dividend income	69,893
Income from securities lending	29,196

Total Income	132,941

Expenses:
Investment advisory fees	163,735
Fund administration and transfer agent fees	14,141
Distribution fees Class II Shares	1,916
Distribution fees Class VI Shares	5,029
Administrative servicing fees Class I Shares	12,918
Administrative servicing fees Class II Shares	1,273
Administrative servicing fees Class III Shares	13,095
Trustee fees	676
Other	5,675

Total expenses before earnings credit	218,458
Earnings credit (Note 6)	(158)

Total Expenses	218,300

Net Investment Income (Loss)	(85,359)

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	225,986
Net realized gains (losses) on foreign currency transactions	13

Net realized gains (losses) on investment and foreign currency transactions	225,999
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,750,697)

Net realized/unrealized gains (losses) on investments and foreign currencies	(1,524,698)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,610,057)

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(85,359)	$(232,966)
Net realized gains (losses) on investment and foreign currency transactions	225,999	1,136,947
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,750,697)	(2,337,769)

Change in net assets resulting from operations	(1,610,057)	(1,433,788)

Change in net assets from capital transactions	(4,363,715)	(8,347,945)

Change in net assets	(5,973,772)	(9,781,733)
Net Assets:
Beginning of period	38,119,822	47,901,555

End of period	$32,146,050	$38,119,822

Accumulated net investment income (loss)	$(85,359)	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,366,275	$6,848,192
Cost of shares redeemed	(4,422,307)	(11,375,754)

	(2,056,032)	(4,527,562)

Class II Shares
Proceeds from shares issued	1,089	1,207
Cost of shares redeemed	(171,647)	(729,698)

	(170,558)	(728,491)

Class III Shares
Proceeds from shares issued	3,175,229	7,558,094
Cost of shares redeemed	(5,580,008)	(11,494,153)

	(2,404,779)	(3,936,059)

Class VI Shares
Proceeds from shares issued	1,789,304	2,152,609
Cost of shares redeemed	(1,521,650)	(1,308,442)

	267,654	844,167

Change net assets from capital transactions	$(4,363,715)	$(8,347,945)

SHARE TRANSACTIONS:
Class I Shares
Issued	582,038	1,935,433
Redeemed	(1,112,689)	(3,239,381)

	(530,651)	(1,303,948)

Class II Shares
Issued	—	220
Redeemed	(44,114)	(212,413)

	(44,114)	(212,193)
Class III Shares
Issued	790,656	2,078,810
Redeemed	(1,399,111)	(3,250,224)

	(608,455)	(1,171,414)

Class VI Shares
Issued	448,742	602,908
Redeemed	(385,468)	(372,541)

	63,274	230,367

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Technology and Communications Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$7.35	(0.03)	(3.11)	(3.14)	—	—	$4.21	(42.72%	)	$15,585	1.35%		(0.88%	)	2.02%		(1.55%	)	894.05%
Year Ended December 31, 2002	$4.21	(0.03)	(1.77)	(1.80)	(0.02)	(0.02)	$2.39	(42.78%	)	$7,791	1.34%		(0.65%	)	1.39%		(0.70%	)	879.28%
Year Ended December 31, 2003	$2.39	(0.03)	1.35	1.32	—	—	$3.71	55.23%		$15,960	1.24%		(0.94%	)	(h	)		(h)	1045.37%
Year Ended December 31, 2004	$3.71	(0.02)	0.18	0.16	—	—	$3.87	4.31%		$20,144	1.30%		(0.69%	)	(h	)		(h)	728.29%
Year Ended December 31, 2005	$3.87	(0.02)	—	(0.02)	—	—	$3.85	(0.52%	)	$15,010	1.28%		(0.63%	)	(h	)		(h)	571.34%
Six Months Ended June 30, 2006 (Unaudited)	$3.85	(0.01)	(0.18)	(0.19)	—	—	$3.66	(4.94%	)(f)	$12,336	1.17%	(g)	(0.46%	)(g)	(h	)		(h)	152.20%

Class II Shares
Period Ended December 31, 2003(d)	$2.45	(0.01)	1.28	1.27	—	—	$3.72	51.84%	(f)	$2,128	1.49%	(g)	(1.27%	)(g)	(h	)		(h)	1045.37%
Year Ended December 31, 2004	$3.72	(0.05)	0.20	0.15	—	—	$3.87	4.03%		$2,409	1.53%		(0.98%	)	(h	)		(h)	728.29%
Year Ended December 31, 2005	$3.87	(0.04)	0.01	(0.03)	—	—	$3.84	(0.78%	)	$1,575	1.53%		(0.89%	)	(h	)		(h)	571.34%
Six Months Ended June 30, 2006 (Unaudited)	$3.84	(0.01)	(0.18)	(0.19)	—	—	$3.65	(4.95%	)(f)	$1,336	1.41%	(g)	(0.69%	)(g)	(h	)		(h)	152.20%

Class III Shares
Period Ended December 31, 2002(e)	$3.29	(0.01)	(0.85)	(0.86)	(0.02)	(0.02)	$2.41	(26.14%	)(f)	$5,822	1.37%	(g)	(3.49%	)(g)	1.79%	(g)	(3.91%	)(g)	879.28%
Year Ended December 31, 2003	$2.41	(0.02)	1.35	1.33	—	—	$3.74	55.19%		$33,398	1.25%		(1.00%	)	(h	)		(h)	1045.37%
Year Ended December 31, 2004	$3.74	(0.04)	0.20	0.16	—	—	$3.90	4.28%		$22,656	1.28%		(0.73%	)	(h	)		(h)	728.29%
Year Ended December 31, 2005	$3.90	(0.02)	—	(0.02)	—	—	$3.88	(0.51%	)	$17,975	1.29%		(0.64%	)	(h	)		(h)	571.34%
Six Months Ended June 30, 2006 (Unaudited)	$3.88	(0.01)	(0.18)	(0.19)	—	—	$3.69	(4.90%	)(f)	$14,858	1.14%	(g)	(0.42%	)(g)	(h	)		(h)	152.20%

Class VI Shares
Period Ended December 31, 2004(i)	$3.59	(0.01)	0.29	0.28	—	—	$3.87	7.80%	(f)	$2,693	1.46%	(g)	(0.44%	)(g)	(h	)		(h)	728.29%
Year Ended December 31, 2005	$3.87	(0.02)	(0.01)	(0.03)	—	—	$3.84	(0.78%	)	$3,559	1.39%		(0.73%	)	(h	)		(h)	571.34%
Six Months Ended June 30, 2006 (Unaudited)	$3.84	(0.01)	(0.18)	(0.19)	—	—	$3.65	(4.95%	)(f)	$3,616	1.24%	(g)	(0.52%	)(g)	(h	)		(h)	152.20%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

(i)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Technology and Communications Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$400,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	497,731	5.29%	07/21/06
Funding Agreement — GIC	GE Life and Annuity	400,000	5.28%	07/14/06
Master Note — Floating	CDC Financial Product Inc.	500,000	5.41%	07/03/06
Medium Term Note — Floating	Beta Finance Inc.	1,250,000	5.37%	07/03/06
Medium Term Note — Floating	Unicredito Italiano Bank (IRE) PLC	800,000	5.16%	07/10/06
Repurchase Agreement	Bank of America Securities LLC	2,646,737	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$6,432,975	$6,494,468

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$41,285,256	$1,337,872	$(2,949,718)	$(1,611,846)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
$0 up to $500 million	0.88%
$500 million up to $2 billion	0.83%
$2 billion and more	0.78%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the Goldman Sachs Technology Composite Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage point	+/- 0.04%
+/- 3 percentage point	+/- 0.06%
+/- 4 percentage point	+/- 0.08%
+/- 5 percentage point	+/- 0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.23% for all classes until at least May 1, 2007.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2006, there were no cumulative potential reimbursements for all classes of shares of the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $24,861 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $26,009.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $54,434,447 and sales of $57,995,632.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund underperformed its benchmark, the Goldman Sachs Technology Index Composite, for the one-, three-, and five-year periods ended September 30, 2005 and ranked in the bottom half of the Fund’s Lipper peer group for all periods. The Board discussed with management the disappointing performance of the Fund. The Board considered that Chip Zhu had become the sole portfolio manager of the Fund on January 4, 2005 and, after the first weeks of transitioning the Fund’s portfolio, the Fund had shown improved performance, and had outperformed its benchmark.

Next the Board reviewed the Fund’s contractual advisory fee and break points and considered that the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Lipper-constructed peer group. The Fund’s total expenses placed the Fund above the median of its Lipper Expense Group. The Board also considered, however, that the Fund had implemented a performance-based fee structure effective January 1, 2006 and reduced the base management fee by 10 basis points as of that date. Finally, the Board considered the adviser’s profitability with respect to this Fund and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreement for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA.[3]	N/A	N/A

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

20

Gartmore GVIT Global Health Sciences Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

5	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GGHS (8/06)

Shareholder

Expense Example	Gartmore GVIT Global Health Sciences Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual	Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical	Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Global Health Sciences Fund
Class I	Actual	$1,000.00	$953.60	$5.76	1.19%
	Hypothetical[1]	$1,000.00	$1,018.90	$5.97	1.19%
Class II	Actual	$1,000.00	$952.30	$6.92	1.43%
	Hypothetical[1]	$1,000.00	$1,017.71	$7.18	1.43%
Class III	Actual	$1,000.00	$953.70	$5.76	1.19%
	Hypothetical[1]	$1,000.00	$1,018.90	$5.97	1.19%
Class VI	Actual	$1,000.00	$951.60	$6.82	1.41%
	Hypothetical[1]	$1,000.00	$1,017.81	$7.08	1.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Global Health Sciences Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	93.9%
Cash Equivalents	6.2%
Other Investments*	10.1%
Liabilities in excess of other assets**	-10.2%

100.0%

Top Holdings***
Johnson & Johnson	8.1%
Wyeth	6.2%
Abbott Laboratories	5.9%
Merck & Co., Inc.	5.5%
Pfizer, Inc.	5.3%
Medtronic, Inc.	4.8%
Cardinal Health, Inc.	4.5%
UnitedHealth Group, Inc.	4.3%
Roche Holding AG – CH	3.9%
Gilead Sciences, Inc.	3.4%
Other Assets	48.1%

100.0%

Top Industries
Drugs	37.9%
Medical Products	24.4%
Medical Products & Services	10.3%
Therapeutics	5.8%
Medical Services	5.0%
Insurance	4.3%
Optical Supplies	2.4%
Health Care Services	1.8%
Human Resources	1.3%
Drug Delivery Systems	0.7%
Other Assets	6.1%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (93.9%)
Drug Delivery Systems (0.7%)
Conor Medsystems, Inc. (b) (c)	15,449	$426,238

Drugs (37.9%)
Abbott Laboratories	78,170	3,408,993
Allergan, Inc.	6,038	647,636
AstraZeneca PLC ADR—UK	14,750	882,345
Merck & Co., Inc.	86,756	3,160,521
Novartis AG ADR—CH	30,560	1,647,795
Pfizer, Inc.	130,442	3,061,474
Roche Holding AG—CH	13,781	2,274,689
Sanofi-Aventis ADR—UK	36,285	1,767,080
Schering-Plough Corp.	74,158	1,411,227
Wyeth	80,555	3,577,447

		21,839,207

Health Care Services (1.8%)
AMN Healthcare Services, Inc. (b)	16,966	344,410
WebMD Health Corp., Class A (b) (c)	14,426	682,350

		1,026,760

Human Resources (1.3%)
Cross Country Healthcare, Inc. (b) (c)	41,208	749,574

Insurance (4.3%)
UnitedHealth Group, Inc.	55,429	2,482,111

Medical Products (24.4%)
Applera Corp.—Celera Genomics Group (b)	11,220	145,299
Bard (C.R.), Inc.	23,608	1,729,522
Baxter International, Inc.	40,170	1,476,649
Bristol—Myers Squibb Co.	65,084	1,683,072
Illumina Inc (b)	19,930	591,124
Johnson & Johnson	77,598	4,649,672
Medtronic, Inc.	58,837	2,760,632
Northstar Neuroscience, Inc. (b) (c)	42,468	440,818
NxStage Medical, Inc. (b) (c)	41,126	359,030
Spectranetics Corp. (b) (c)	23,723	254,311

		14,090,129

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Medical Products & Services (10.3%)
Cardinal Health, Inc.	39,916	$2,567,797
Covance, Inc. (b)	15,459	946,400
DJ Orthopedics, Inc. (b) (c)	7,295	268,675
Gentiva Health Services, Inc. (b)	35,540	569,706
OSI Pharmaceuticals, Inc. (b) (c)	18,290	602,838
Pharmaceutical Product Development, Inc.	27,560	967,907

		5,923,323

Medical Services (5.0%)
Manor Care, Inc.	39,562	1,856,249
McKesson Corp.	15,155	716,528
Sun Healthcare Group, Inc. (b) (c)	34,297	298,041

		2,870,818

Optical Supplies (2.4%)
Alcon, Inc.	13,848	1,364,720

Therapeutics (5.8%)
Genentech, Inc. (b)	17,073	1,396,571
Gilead Sciences, Inc. (b)	32,928	1,948,021

		3,344,592

Total Common Stocks		54,117,472

CASH EQUIVALENTS (6.2%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $3,551,860)	$3,550,351	3,550,351

Total Cash Equivalents		3,550,351

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (10.1%)
Pool of short-term securities for Gartmore Variable Insurance Trust — Note 2 (Securities Lending)	$5,849,530	5,849,530

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount	Value

Total Short-Term Securities Held as Collateral for Securities on Loan	$5,849,530

Total Investments (Cost $63,499,051) (a) — 110.2%	63,517,353
Liabilities in excess of other assets — (10.2%)	(5,860,744)

NET ASSETS — 100.0%	$57,656,609

(a)	See notes to financial statements for tax unrealized appreciation (depreciation ) of securities.

(b)	Non-income producing securities.

(c)	All of part of the security was on loan as of June 30, 2006.

ADR	American Depository Receipt

CH	Switzerland

UK	United Kingdom

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $59,948,700)	$59,967,002
Repurchase agreements, at cost and value	3,550,351

Total Investments	63,517,353

Cash	2,320,769
Interest and dividends receivable	79,240
Receivable for capital shares issued	3,533
Prepaid expenses and other assets	2,558

Total Assets	65,923,453

Liabilities:
Payable for investments purchased	2,162,349
Payable for capital shares redeemed	101,606
Payable for return of collateral received for securities on loan	5,849,530
Accrued expenses and other payables:
Investment advisory fees	138,233
Fund administration and transfer agent fees	3,865
Distribution fees	2,671
Administrative servicing fees	8,511
Other	79

Total Liabilities	8,266,844

Net Assets	$57,656,609

Represented by:
Capital	$58,489,503
Accumulated net investment income (loss)	59,238
Accumulated net realized gains (losses) from investment and foreign currency transactions	(910,434)
Net unrealized appreciation (depreciation) on investments	18,302

Net Assets	$57,656,609

Net Assets:
Class I Shares	$6,530,449
Class II Shares	2,309,954
Class III Shares	38,186,368
Class VI Shares	10,629,838

Total	$57,656,609

Shares outstanding (unlimited number of shares authorized):
Class I Shares	662,519
Class II Shares	236,260
Class III Shares	3,866,607
Class VI Shares	1,079,728

Total	5,845,114

Net asset value and offering price per share:*
Class I Shares	$9.86
Class II Shares	$9.78
Class III Shares	$9.88
Class VI Shares	$9.84

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$46,372
Dividend income	362,755
Income from securities lending	48,407

Total Income	457,534

Expenses:
Investment advisory fees	288,334
Fund administration and transfer agent fees	23,328
Distribution fees Class II Shares	3,099
Distribution fees Class VI Shares	13,540
Administrative servicing fees Class I Shares	6,375
Administrative servicing fees Class II Shares	2,085
Administrative servicing fees Class III Shares	39,234
Administrative servicing fees Class VI Shares	8,165
Trustee fees	1,144
Other	11,375

Total expenses before earnings credit	396,679
Earnings credt (Note 6)	(413)

Total Expenses	396,266

Net Investment Income (Loss)	61,268

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	408,597
Net realized gains (losses) on foreign currency transactions	(135,736)

Net realized gains (losses) on investment and foreign currency transactions	272,861
Net change in unrealized appreciation/depreciation on investments	(3,359,246)

Net realized/unrealized gains (losses) on investments and foreign currencies	(3,086,385)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,025,117)

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$61,268	$(171,456)
Net realized gains (losses) on investment and foreign currency transactions	272,861	5,720,024
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,359,246)	(361,551)

Change in net assets resulting from operations	(3,025,117)	5,187,017

Distributions to Class I shareholders from:
Net realized gains on investments	—	(914,527)
Distributions to Class II shareholders from:
Net realized gains on investments	—	(290,661)
Distributions to Class III shareholders from:
Net realized gains on investments	—	(5,019,544)
Distributions to Class VI shareholders from:
Net realized gain on investment	—	(1,070,723)

Change in net assets from shareholder distributions	—	(7,295,455)

Change in net assets from capital transactions	(5,093,348)	12,061,047

Change in net assets	(8,118,465)	9,952,609
Net Assets:
Beginning of period	65,775,074	55,822,465

End of period	$57,656,609	$65,775,074

Accumulated net investment income (loss)	$59,238	$(2,030)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$932,802	$6,678,056
Dividends reinvested	—	914,527
Cost of shares redeemed	(1,832,907)	(7,596,357)

	(900,105)	(3,774)

Class II Shares
Proceeds from shares issued	616	2,206
Dividends reinvested	—	290,661
Cost of shares redeemed	(139,938)	(860,694)

	(139,322)	(567,827)

Class III Shares
Proceeds from shares issued	4,809,816	17,975,705
Dividends reinvested	—	5,019,540
Cost of shares redeemed	(9,781,465)	(16,113,669)

	(4,971,649)	6,881,576

Class VI Shares
Proceeds from shares issued	3,004,386	6,539,874
Dividends reinvested	—	1,070,723
Cost of shares redeemed	(2,086,658)	(1,859,525)

	917,728	5,751,072

Change net assets from capital transactions	$(5,093,348)	$12,061,047

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	89,760	615,138
Reinvested	—	87,155
Redeemed	(176,298)	(692,995)

	(86,538)	9,298

Class II Shares
Issued	—	137
Reinvested	—	27,908
Redeemed	(13,663)	(79,268)

	(13,663)	(51,223)

Class III Shares
Issued	454,362	1,641,409
Reinvested	—	478,035
Redeemed	(946,762)	(1,469,052)

	(492,400)	650,392

Class VI Shares
Issued	287,577	593,542
Reinvested	—	102,298
Redeemed	(203,097)	(165,802)

	84,480	530,038

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Health Sciences Fund

		Investment Activities				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 27, 2001(c)(d)	$9.83	(0.03)	—	0.39	0.36	(0.02)	—	(0.02)	$10.17	3.67%	(g)	$2,549	1.24%	(h)	(0.32%	)(h)	5.51%	(h)	(4.59%	)(h)	892.96%
Period Ended December 31, 2002(e)	$9.51	(0.02)	0.01	(1.31)	(1.32)	—	—	—	$8.19	(13.88%	)(g)	$370	1.22%	(h)	(0.25%	)(h)	(i	)	(i	)	764.93%
Year Ended December 31, 2003	$8.19	(0.02)	0.01	3.01	3.00	—	(1.23)	(1.23)	$9.96	36.69%		$4,434	1.24%		(0.36%	)	(i	)	(i	)	542.89%
Year Ended December 31, 2004	$9.96	(0.03)	0.01	0.80	0.78	—	(0.05)	(0.05)	$10.69	7.86%		$7,910	1.26%		(0.28%	)	(i	)	(i	)	424.94%
Year Ended December 31, 2005	$10.69	(0.03)	—	0.92	0.89	—	(1.24)	(1.24)	$10.34	8.44%		$7,747	1.26%		(0.22%	)	(i	)	(i	)	366.90%
Six Months Ended June 30, 2006 (Unaudited)	$10.34	0.01	—	(0.49)	(0.48)	—	—	—	$9.86	(4.64%	)(g)	$6,530	1.19%	(h)	0.23%	(h)	(i	)	(i	)	155.06%

Class II Shares
Period Ended December 31, 2003(f)	$8.72	(0.01)	0.01	2.46	2.46	—	(1.23)	(1.23)	$9.95	28.27%	(g)	$2,232	1.49%	(h)	(0.59%	)(h)	(i	)	(i	)	542.89%
Year Ended December 31, 2004	$9.95	(0.06)	0.01	0.80	0.75	—	(0.05)	(0.05)	$10.65	7.56%		$3,208	1.50%		(0.54%	)	(i	)	(i	)	424.94%
Year Ended December 31, 2005	$10.65	(0.05)	—	0.91	0.86	—	(1.24)	(1.24)	$10.27	8.19%		$2,567	1.51%		(0.47%	)	(i	)	(i	)	366.90%
Six Months Ended June 30, 2006 (Unaudited)	$10.27	—	—	(0.49)	(0.49)	—	—	—	$9.78	(4.77%	)(g)	$2,310	1.43%	(h)	0.00%	(h)	(i	)	(i	)	155.06%

Class III Shares
Period Ended December 31, 2001(d)	$10.17	—	—	(0.03)	(0.03)	—	—	—	$10.14	(0.30%	)(g)	$2,540	1.35%	(h)	(1.13%	)(h)	1.35%	(h)	(1.13%	)(h)	892.96%
Year Ended December 31, 2002	$10.14	(0.03)	0.01	(1.92)	(1.94)	—	—	—	$8.20	19.13%		$11,652	1.23%		(0.37%	)	1.24%		(0.38%	)	764.93%
Year Ended December 31, 2003	$8.20	(0.03)	0.01	3.03	3.01	—	(1.23)	(1.23)	$9.98	36.77%		$27,026	1.22%		(0.39%	)	(i	)	(i	)	542.89%
Year Ended December 31, 2004	$9.98	(0.03)	0.01	0.80	0.78	—	(0.05)	(0.05)	$10.71	7.84%		$39,723	1.26%		(0.29%	)	(i	)	(i	)	424.94%
Year Ended December 31, 2005	$10.71	(0.02)	—	0.91	0.89	—	(1.24)	(1.24)	$10.36	8.42%		$45,169	1.25%		(0.24%	)	(i	)	(i	)	366.90%
Six Months Ended June 30, 2006 (Unaudited)	$10.36	0.01	—	(0.49)	(0.48)	—	—	—	$9.88	(4.63%	)(g)	$38,186	1.19%	(h)	0.23%	(h)	(i	)	(i	)	155.06%

Class VI Shares
Period Ended December 31, 2004(j)	$10.70	(0.02)	0.01	0.02	0.01	—	—	—	$10.71	0.09%	(g)	$4,981	1.35%	(h)	(0.36%	)(h)	(i	)	(i	)	424.94%
Year Ended December 31, 2005	$10.71	(0.03)	—	0.90	0.87	—	(1.24)	(1.24)	$10.34	8.23%		$10,292	1.42%		(0.43%	)	(i	)	(i	)	366.90%
Six Months Ended June 30, 2006 (Unaudited)	$10.34	—	—	(0.50)	(0.50)	—	—	—	$9.84	(4.84%	)(g)	$10,630	1.41%	(h)	0.04%	(h)	(i	)	(i	)	155.06%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	Class I shares were exchanged into Class III shares effective December 28, 2001.

(e)	For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.

(f)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(g)	Not annualized.

(h)	Annualized.

(i)	There were no fee reductions during the period.

(j)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Health Sciences Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

10

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

11

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Commercial Paper	Aegis Finance LLC	$497,731	5.29%	07/21/06
Master Note — Floating	CDC Financial Product Inc.	1,000,000	5.41%	07/03/06
Master Note — Floating	Citigroup Global Markets Inc.	1,000,000	5.38%	07/03/06
Medium Term Note — Floating	Beta Finance Inc.	2,500,000	5.37%	07/03/06
Repurchase Agreement	Bank of America Securities LLC	851,799	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$5,843,244	$5,849,530

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

12

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$64,194,992	$1,900,225	$(2,577,864)	$(677,639)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
$0 up to $500 million	0.90%
$500 million up to $2 billion	0.85%
$2 billion and more	0.80%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the Goldman Sachs Healthcare Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/-1 percentage point	+/-0.02%
+/-2 percentage point	+/-0.04%
+/-3 percentage point	+/-0.06%
+/-4 percentage point	+/-0.08%
+/-5 percentage point	+/-0.10%

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $48,208 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the

14

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

separate account held the Class III and Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $14,253.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $96,836,835 and sales of $105,197,120.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to approve the investment advisory agreements for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that for the one- and three- year periods ending September 30, 2005, the Fund outperformed its benchmark, the Goldman Sachs Healthcare Index by 54 basis points and 399 basis points, respectively. The Board then discussed with management the Fund’s performance and distribution. Management explained that this is a very volatile sector in which to manage money and, in management’s view, the portfolio manager has made the appropriate defensive moves during this time period.

Next, the Board considered that the contractual advisory fee (including the subadvisory fee) and breakpoints for this Fund placed the Fund in the fourth quintile of the Fund’s Lipper-constructed Expense Group and the Fund’s total expenses were 14 basis points above the median for the Lipper Expense Group. The Board noted, however, that the Fund had implemented a performance-based fee structure effective January 1, 2006, and, the base management fee was reduced by 10 basis points immediately upon implementation. Finally, the Board considered that the adviser had reported a loss for investment management services to this Fund during the twelve-month period ended September 30, 2005.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT Nationwide Leaders Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

4	Statement of Assets and Liabilities

4	Statement of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GNL (8/06)

Shareholder

Expense Example	Gartmore GVIT Nationwide Leaders Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Nationwide Leaders Fund
Class I	Actual	$1,000.00	$1,048.90	$5.69	1.12%
	Hypothetical[1]	$1,000.00	$1,019.25	$5.62	1.12%
Class III	Actual	$1,000.00	$1,049.70	$5.49	1.08%
	Hypothetical[1]	$1,000.00	$1,019.44	$5.42	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Nationwide Leaders Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	99.6%
Cash Equivalents	0.4%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings*
Sherwin-Williams Co. (The)	6.9%
3M Co.	6.5%
Phelps Dodge Corp.	6.0%
Northern Trust Corp.	5.5%
Abbott Laboratories	4.8%
TJX Companies, Inc.	4.8%
Burlington Northern Santa Fe Corp.	4.7%
Alcoa, Inc.	4.6%
Barclays PLC - ADR - GB	4.6%
Franklin Resources, Inc.	4.5%
Other Assets	47.1%

100.0%

Top Industries
Metals	14.2%
Electronics	9.3%
Financial Services	8.4%
Banking	7.9%
Healthcare	7.7%
Coating & Paint	6.9%
Banks	5.5%
Apparel & Accessories	4.8%
Transportation Services	4.7%
Retail	4.3%
Other Assets	26.3%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE LEADERS FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (99.6%)
Airlines (2.7%)
U.S. Airways Group Inc. (b)	12,400	$626,696

Apparel & Accessories (4.8%)
TJX Companies, Inc.	48,300	1,104,138

Banking (7.9%)
Barclays PLC — ADR — GB	23,100	1,057,518
New York Community Bancorp, Inc.	45,200	746,252

		1,803,770

Banks (5.5%)
Northern Trust Corp.	22,800	1,260,840

Beer, Wine, & Distilled Beverages (3.3%)
Brown-Forman Corp.	10,600	759,914

Coating & Paint (6.9%)
Sherwin-Williams Co. (The)	33,100	1,571,588

Computer Software & Services (2.5%)
Microsoft Corp.	24,500	570,850

Electric & Electronic Equipment (4.0%)
Hubbell, Inc.	19,020	906,303

Electronics (9.3%)
3M Co.	18,600	1,502,322
Amphenol Corp., Class A	11,400	637,944

		2,140,266

Energy (2.1%)
Valero Energy	7,400	492,248

Financial Services (8.4%)
Franklin Resources, Inc.	11,900	1,033,039
Morgan Stanley	14,300	903,903

		1,936,942

Healthcare (7.7%)
Abbott Laboratories	25,500	1,112,055
UnitedHealth Group, Inc.	14,900	667,222

		1,779,277

Machinery (3.0%)
Deere & Co.	8,200	684,618

Metals (14.2%)
Alcan, Inc.	17,400	816,756
Alcoa, Inc.	32,800	1,061,408
Phelps Dodge Corp.	16,800	1,380,288

		3,258,452

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Railroads (3.6%)
Norfolk Southern Corp.	15,700	$835,554

Retail (4.3%)
Federated Department Stores, Inc.	27,100	991,860

Semiconductors (2.0%)
Texas Instruments, Inc.	14,800	448,292

Tobacco (2.7%)
Altria Group, Inc.	8,500	624,155

Transportation Services (4.7%)
Burlington Northern Santa Fe Corp.	13,710	1,086,518

Total Common Stocks		22,882,281

CASH EQUIVALENTS (0.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $81,714)	81,679	81,679

Total Cash Equivalents		81,679

Total Investments (Cost $22,977,805) (a) — 100.0%		22,963,960
Liabilities in excess of other assets — 0.0%		(5,096)

NET ASSETS — 100.0%		$22,958,864

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depository Receipt

GB	United Kingdom

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE LEADERS FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $22,896,126)	$22,882,281
Repurchase agreements, at cost and value	81,679

Total Investments	22,963,960

Interest and dividends receivable	27,896
Receivable for capital shares issued	2,985
Receivable for investments sold	1,134,802
Prepaid expenses and other assets	298

Total Assets	24,129,941

Liabilities:
Payable for investments purchased	1,121,811
Payable for capital shares redeemed	183
Accrued expenses and other payables:
Investment advisory fees	45,097
Fund administration and transfer agent fees	1,282
Administrative servicing fees	741
Other	1,963

Total Liabilities	1,171,077

Net Assets	$22,958,864

Represented by:
Capital	$21,663,644
Accumulated net investment income (loss)	21,624
Accumulated net realized gains (losses) from investment transactions	1,287,441
Net unrealized appreciation (depreciation) on investments	(13,845)

Net Assets	$22,958,864

Net Assets:
Class I Shares	$1,961,985
Class III Shares	20,996,879

Total	$22,958,864

Shares outstanding (unlimited number of shares authorized):
Class I Shares	146,484
Class III Shares	1,564,901

Total	1,711,385

Net asset value and offering price per share:*
Class I Shares	$13.39
Class III Shares	$13.42

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$24,916
Dividend income	294,038

Total Income	318,954

Expenses:
Investment advisory fees	88,741
Fund administration and transfer agent fees	8,713
Administrative servicing fees Class I Shares	1,276
Administrative servicing fees Class III Shares	13,726
Trustee fees	383
Other	6,950

Total expenses before earnings credit	119,789
Earnings credit (Note 6)	(50)

Total Expenses	119,739

Net Investment Income (Loss)	199,215

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	1,358,883
Net change in unrealized appreciation/depreciation on investments	(440,522)

Net realized/unrealized gains (losses) on investments	918,361

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,117,576

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT NATIONWIDE LEADERS FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$199,215	$228,367
Net realized gains (losses) on investment transactions	1,358,883	2,248,197
Net change in unrealized appreciation/depreciation on investments	(440,522)	(404,371)

Change in net assets resulting from operations	1,117,576	2,072,193

Distributions to Class I shareholders from:
Net investment income	(12,346)	(17,905)
Net realized gains on investments	(3,800)	(225,335)
Distributions to Class III shareholders from:
Net investment income	(165,245)	(229,432)
Net realized gains on investments	(39,502)	(2,871,236)

Change in net assets from shareholder distributions	(220,893)	(3,343,908)

Change in net assets from capital transactions	294,509	12,495,504

Change in net assets	1,191,192	11,223,789
Net Assets:
Beginning of period	21,767,672	10,543,883

End of period	$22,958,864	$21,767,672

Accumulated net investment income (loss)	$21,624	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$914,355	$2,014,916
Dividends reinvested	16,146	243,240
Cost of shares redeemed	(541,096)	(1,583,396)

	389,405	674,760

Class III Shares
Proceeds from shares issued	3,365,099	13,944,314
Dividends reinvested	204,747	3,100,665
Cost of shares redeemed	(3,664,742)	(5,224,235)

	(94,896)	11,820,744

Change net assets from capital transactions	$294,509	$12,495,504

SHARE TRANSACTIONS:
Class I Shares
Issued	69,419	144,264
Reinvested	1,219	18,632
Redeemed	(40,248)	(114,057)

	30,390	48,839

Class III Shares
Issued	252,573	1,010,443
Reinvested	15,387	237,418
Redeemed	(273,598)	(374,328)

	(5,638)	873,533

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Nationwide Leaders Fund

		Investment Activities				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$11.20	0.03	0.02	(1.75)	(1.70)	(0.06)	—	(0.06)	$9.44	(15.17%	)(e)	$247	1.12%	(f)	1.03%	(f)	(g	)	(g	)	105.28%
Year Ended December 31, 2003	$9.44	0.01	0.01	2.37	2.39	(0.02)	—	(0.02)	$11.81	25.38%		$530	1.14%		0.05%		(g	)	(g	)	244.94%
Year Ended December 31, 2004	$11.81	0.06	0.01	2.15	2.22	(0.05)	(0.20)	(0.25)	$13.78	18.79%		$927	1.19%		0.55%		(g	)	(g	)	259.37%
Year Ended December 31, 2005	$13.78	0.15	—	1.21	1.36	(0.17)	(2.08)	(2.25)	$12.89	10.31%		$1,496	1.16%		1.18%		(g	)	(g	)	483.17%
Six Months Ended June 30, 2006 (Unaudited)	$12.89	0.09	—	0.54	0.63	(0.10)	(0.03)	(0.13)	$13.39	4.89%	(e)	$1,962	1.12%	(f)	1.52%	(f)	(g	)	(g	)	252.47%

Class III Shares
Period Ended December 31, 2001(d)	$10.00	—	—	0.08	0.08	—	—	—	$10.08	0.80%	(e)	$1,008	1.25%	(f)	(0.16%	)(f)	20.55%	(f)	(19.46%	)(f)	0.00%
Year Ended December 31, 2002	$10.08	0.04	0.02	(0.64)	(0.58)	(0.06)	—	(0.06)	$9.44	(5.78%	)	$8,463	1.15%		0.80%		1.16%		0.79%		105.28%
Year Ended December 31, 2003	$9.44	0.01	0.01	2.39	2.41	(0.02)	—	(0.02)	$11.83	25.59%		$8,801	1.13%		0.16%		(g	)	(g	)	244.94%
Year Ended December 31, 2004	$11.83	0.06	0.01	2.15	2.22	(0.05)	(0.20)	(0.25)	$13.80	18.77%		$9,617	1.17%		0.48%		(g	)	(g	)	259.37%
Year Ended December 31, 2005	$13.80	0.16	—	1.20	1.36	(0.17)	(2.08)	(2.25)	$12.91	10.30%		$20,271	1.16%		1.26%		(g	)	(g	)	483.17%
Six Months Ended June 30, 2006 (Unaudited)	$12.91	0.10	—	0.54	0.64	(0.10)	(0.03)	(0.13)	$13.42	4.97%	(e)	$20,997	1.08%	(f)	1.62%	(f)	(g	)	(g	)	252.47%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.

(d)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per share.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Nationwide Leaders Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(d)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,”

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(e)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(f)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(i)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$23,167,977	$307,150	$(511,167)	$(204,017)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative service fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on the Fund’s average daily net assets and the following schedule:

Fee Schedule	Fees
Up to $500 million	0.80%
$500 million up to $2 billion	0.70%
$2 billion or more	0.65%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the S&P 500 Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/-1 percentage point	+/-0.02%
+/-2 percentage point	+/-0.04%
+/-3 percentage point	+/-0.06%
+/-4 percentage point	+/-0.08%
+/-5 percentage point	+/-0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.15% for all classes until at least May 1, 2007.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, depending on the fund (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2006, there were no cumulative potential reimbursements for all classes of shares of the Fund.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $15,444 in Administrative Services Fees from the Fund.

As of June 30, 2006, the adviser or affiliates of the advisers directly held 7% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III shares. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $119.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $55,845,680 and sales of $54,380,707.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

13

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its benchmark, the S&P 500 Index, for the one- and three-year period ended September 30, 2005 by 1,053 and 183 basis points, respectively. The Board also considered that the Fund ranked in the top quartile of its Lipper Multi-Cap Core Funds category for the one-year period and ranked in the second quartile for the three-year period. Moreover, the Board considered that the Fund outperformed the median of its Lipper category by 833 basis points for the one-year period.

The Board then reviewed the Fund’s contractual advisory fee and breakpoints and noted that the contractual advisory fee placed the Fund in the fourth quintile of its Lipper-constructed Expense Group, while the Fund’s total expenses placed it in the fourth quintile of its Lipper Expense Group. The Board noted, however, that the Fund’s base advisory fee was reduced by 10 basis points upon implementation of a performance-based fee structure on January 1, 2006. The Board then discussed with management the Fund’s relatively high expense ratio. Management explained this was partly a function of the Fund’s low asset level and partly a function of the higher advisory fee management charges for this concentrated Fund. Management proposed to implement an expense cap of 115 basis points and the Board concluded this was reasonable. Finally the Board considered the adviser’s profitability on this Fund, and determined that it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreement for the Fund for an annual period which commenced on May 1, 2006.

14

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

15

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

19

Gartmore GVIT Emerging Markets Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GEM (8/06)

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Shareholder

Expense Example	Gartmore GVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Emerging Markets Fund

Class I	Actual	$1,000.00	$1,074.30	$6.69	1.30%
	Hypothetical[1]	$1,000.00	$1,018.35	$6.53	1.30%
Class II	Actual	$1,000.00	$1,072.50	$7.96	1.55%
	Hypothetical[1]	$1,000.00	$1,017.11	$7.78	1.55%
Class III	Actual	$1,000.00	$1,073.50	$6.68	1.30%
	Hypothetical[1]	$1,000.00	$1,018.35	$6.53	1.30%
Class VI	Actual	$1,000.00	$1,073.80	$7.20	1.40%
	Hypothetical[1]	$1,000.00	$1,017.86	$7.03	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Emerging Markets Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	90.5%
Participation Notes	5.5%
Cash Equivalents	2.1%
Rights	0.0%
Other Investments*	3.5%
Liabilities in excess of other assets**	-1.6%

100.0%

Top Holdings***
Hana Financial Group, Inc.	2.9%
Gazprom ADR	2.6%
Companhia Vale do Rio Doce, Class A	2.5%
Petroleo Brasileiro SA ADR	2.3%
Lojas Renner SA	2.0%
Bharti Airtel Ltd.	2.0%
Samsung Electronics	1.9%
America Movil SA de CV ADR	1.8%
Samsung Electronics Co., Ltd. GDR	1.7%
Petroleo Brasileiro SA ADR	1.6%
Other Assets	78.7%

100.0%

Top Industries
Oil & Gas	14.3%
Banking	11.1%
Telecommunications	8.4%
Electronics	7.5%
Retail	5.7%
Financial Services	5.4%
Steel	4.6%
Metals & Mining	3.8%
Building Materials	2.8%
Mining	2.7%
Other Assets	33.7%

100.0%

Top Countries
Korea	16.7%
Brazil	15.1%
Taiwan	11.6%
South Africa	8.7%
Hong Kong	7.2%
Russia	6.4%
Mexico	6.2%
India	5.6%
China	3.0%
Malaysia	2.9%
Other Assets	16.6%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS (90.5%)
ARGENTINA (1.4%)
Steel (1.4%)
Ternium SA ADR (b)	149,400	$3,610,998

BRAZIL (15.1%)
Banking (1.9%)
Banco Bradesco SA	82,200	2,564,667
Unibanco GDR	33,500	2,224,065

		4,788,732

Brewery (1.0%)
Ambev Cia Bebid PREF	6,474,000	2,671,079

		2,671,079

Insurance (0.7%)
Porto Seguro SA	108,100	1,847,949

Metals & Mining (2.5%)
Companhia Vale do Rio Doce, Class A	324,172	6,605,057

Oil & Gas (3.9%)
Petroleo Brasileiro SA ADR	74,719	5,965,565
Petroleo Brasileiro SA ADR	48,000	4,286,880

		10,252,445

Residential (1.0%)
Rossi Residencial SA	266,800	2,526,982

Retail (2.0%)
Lojas Renner SA	96,500	5,127,287

Steel (1.4%)
Usinas Siderurgicas de Minais Gerais SA	102,800	3,688,052

Telecommunications (0.7%)
Tele Norte Leste Participacoes SA ADR	136,600	1,741,650

		39,249,233

CZECH REPUBLIC (1.7%)
Television (1.7%)
Central European Media Enterprises Ltd. (b)	67,200	4,246,368

CHINA (3.0%)
Building Products (0.9%)
Anhui Conch Cement Co. Ltd. (c) (d)	1,448,000	2,367,333

	Shares	Value

COMMON STOCKS (continued)
CHINA (continued)
Oil & Gas (2.1%)
CNOOC Ltd . (c)	3,200,000	$2,570,543
PetroChina Co. Ltd. (c)	2,734,000	2,950,844

		5,521,387

		7,888,720

HONG KONG (7.2%)
Auto Parts & Equipment (1.1%)
Dongfeng Motor Corp. (b) (c) (d)	6,198,000	2,902,752

Diversified Operations (1.3%)
China Resources Enterprise Ltd. (c) (d)	1,696,000	3,466,386

Insurance (0.9%)
China Life Insurance Co. Ltd. (c)	1,500,000	2,376,229

Oil & Gas (1.3%)
China Petroleum & Chemical Corp. (c)	6,020,000	3,451,831

Shipping (1.3%)
Cosco Pacific Ltd. (c) (d)	1,462,000	3,237,973

Telecommunications (1.3%)
China Mobile (Hong Kong) Ltd. (c) (d)	584,000	3,339,786

		18,774,957

HUNGARY (0.4%)
Oil & Gas (0.4%)
MOL Magyar Olaj-es Gazipari Rt. (c)	11,300	1,162,484

INDIA (0.1%)
Beverages (0.1%)
McDowell & Co. Ltd. GDR (b) (c)	72,900	338,256

INDONESIA (1.4%)
Banking (1.4%)
PT Bank International Indonesia TBK (c)	180,961,600	3,618,777

ISREAL (1.1%)
Banking (1.1%)
Bank Leumi Le-Israel (c)	768,400	2,798,332

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GARTMORE GVIT EMERGING MARKETS FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares	Value

COMMON STOCKS (continued)
KAZAKAHSTAN (0.7%)
Mining (0.7%)
Kazakhgold Group Ltd. GDR (b) (d)	90,200	$1,817,530

KOREA (16.7%)
Banking (2.7%)
Industrial Bank of Korea (c)	186,100	3,130,897
Kookmin Bank ADR	45,900	3,812,454

		6,943,351

Construction (1.1%)
Hanjin Heavy Industries & Construction Co. Ltd. (c)	30,400	814,394
Hyundai Development Co. (c)	48,600	2,101,474

		2,915,868

Electronics (3.8%)
KH Vatec Co. Ltd. (b) (c)	42,487	702,062
Samsung Electronics (c)	7,827	4,969,694
Samsung Electronics Co. Ltd. GDR	17,712	4,299,588

		9,971,344

Financial Services (2.9%)
Hana Financial Group, Inc. (c)	163,989	7,695,423

Investment Company (0.5%)
Macquarie Korea Infrastructure GDR (b)	172,900	1,217,597

Lighting Products (0.9%)
Kumho Electric, Inc. (c)	51,523	2,323,672

Metals (0.9%)
Korea Zinc Co. Ltd. (c)	30,300	2,376,014

Oil & Gas (1.6%)
SK Corp. (c)	64,570	4,153,508

Retail (1.2%)
Lotte Shopping Co. Ltd. (b)	171,206	3,283,731

Tobacco (1.1%)
KT&G Corp. (c)	47,888	2,796,706

		43,677,214

LEBANON (1.4%)
Telecommunications (1.4%)
Investcom LLC GDR (b) (d)	192,500	3,692,150

	Shares	Value

COMMON STOCKS (continued)
MALAYSIA (2.9%)
Agriculture (1.5%)
IOI Corporation Berhad (c)	1,015,300	$3,956,239

Foreign Banking (1.4%)
Bumiputra Commerce (c)	2,250,800	3,641,441

		7,597,680

MEXICO (6.2%)
Building Materials (1.4%)
Cemex SA ADR	64,000	3,646,080

Financial Services (1.2%)
Grupo Financiero Banorte SA de CV	1,294,876	3,004,565

Retail (1.1%)
Wal-Mart de Mexico SA de CV	1,067,460	2,985,441

Steel (0.7%)
Industrias CH SA (b)	721,000	1,832,000

Telecommunications (1.8%)
America Movil SA de CV ADR	144,351	4,801,114

		16,269,200

PERU (1.3%)
Metals & Mining (1.3%)
Compania de Minas Buenaventura S.A.U. ADR	120,800	3,295,424

RUSSIA (6.4%)
Automobile Manufacturers (0.8%)
JSC Severstal-Avto (c)	103,906	1,985,918

Oil & Gas (2.6%)
Gazprom ADR (c)	160,549	6,751,128

Retail (0.7%)
Pyaterochka Holding NV GDR (b) (d)	116,238	1,929,551

Steel (1.1%)
Mechel Steel Group OAO ADR	132,300	2,962,197

Telecommunications (0.0%)
Mobile TeleSystems	2,550	75,072

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares	Value

COMMON STOCKS (continued)
Utilities (1.2%)
RAO Unified Energy System GDR	43,400	$3,033,660

		16,737,526

SOUTH AFRICA (8.7%)
Banking (1.6%)
Absa Group Ltd. (c)	306,165	4,273,556

Brewery (1.0%)
SABMiller PLC (c)	138,300	2,489,473

Diversified Operations (1.1%)
Barloworld Ltd. (c)	166,157	2,806,457

Mining (1.1%)
Harmony Gold Mining Co. Ltd. (b) (c)	184,537	2,985,225

Oil & Gas (1.6%)
Sasol Ltd. (c)	106,631	4,102,770

Retail (0.7%)
Truworths International Ltd. (c)	581,900	1,747,758

Telecommunications (1.6%)
MTN Group Ltd. (c)	581,076	4,282,534

		22,687,773

TAIWAN (11.6%)
Banking (0.7%)
TA Chong Bank Ltd. (b) (c)	6,572,748	1,789,747

Building Products (1.0%)
Taiwan Cement Corp. (c)	3,431,300	2,527,103

Chemicals (0.8%)
Taiwan Fertilizer Co. Ltd. (c)	1,317,000	2,191,289

Circuit Boards (0.8%)
Unimicron Technology Corp. (c)	1,600,000	2,084,780

Computers (1.3%)
Asustek Computer, Inc. (c)	1,023,000	2,513,037
Hon Hai Precision Industry Co. Ltd. (c)	138,000	853,251

		3,366,288

Electronics (3.7%)
Au Optronics Corp. (c)	1,734,310	2,459,341

	Shares	Value

COMMON STOCKS (continued)
TAIWAN (continued)
Electronics (continued)
Delta Electronics, Inc. (c)	1,387,450	$3,940,245
MediaTek, Inc. (c)	342,000	3,170,168

		9,569,754

Financial Services (1.4%)
Shin Kong Financial Holding Co. Ltd. (c)	3,320,000	3,657,010

Semiconductors (1.4%)
Vanguard International Semiconductor Corp. (c)	5,289,000	3,565,725

Telecommunications (0.5%)
Inventec Appliance Corp. (b) (c)	389,000	1,476,461

		30,228,157

THAILAND (2.4%)
Banking (0.7%)
Phatra Securities Public Co. Ltd. (c)	1,538,000	1,767,865

Mining (0.9%)
Banpu Public Co. Ltd.	657,400	2,228,738

Oil & Gas (0.8%)
Thai Oil Public Co. Ltd.	1,270,500	2,126,514

		6,123,117

TURKEY (0.8%)
Banking (0.8%)
Denizbank AS (b) (c)	30,061	265,351
Turkiye Vakiflar Bankasi	425,547	1,667,757

		1,933,108

Total Common Stocks		235,747,004

PARTICIPATION NOTES (5.5%)
INDIA (5.5%)
Automotive (0.8%)
Tata Motors Ltd. 0.00%, 09/14/07 (c)	118,000	2,037,860

Banking (0.2%)
ICICI Bank Ltd. 0.00%, 05/10/10 (c)	60,379	640,017

Building Materials (1.4%)
India Cements Ltd. 0.00%, 01/06/11 (b) (c)	1,050,097	3,580,831

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares	Value

PARTICIPATION NOTES (continued)
INDIA (continued)
Petrochemicals (1.1%)
Reliance Industries Ltd. 0.00%, 03/09/09 (c)	125,903	2,899,546

Telecommunication Services (2.0%)
Bharti Airtel Ltd. 0.00%, 04/27/07 (c)	628,177	$5,049,240

Total Participation Notes		14,207,494

RIGHTS (0.0%)
Brewery (0.0%)
Cia De Bebidas PREF (e)	2,963	0

Total Rights		0

CASH EQUIVALENTS (2.1%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $5,392,592)	5,390,301	5,390,301

Total Cash Equivalents		5,390,301

	Shares	Value

SHORT TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust — Note 2 (Securities Lending)	9,158,798	$9,158,798

Total Short Term Securities Held as Collateral for Securities on Loan		9,158,798

Total Investments (Cost $251,845,404) (a) — 101.6%		264,503,597
Liabilities in excess of other assets — (1.6%)		(4,191,728)

NET ASSETS — 100.0%		$260,311,869

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	All of part of the security was on loan as of June 30, 2006.

(e)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hong Kong Dollar	07/03/06	$1,059,352	$1,059,832	$480
Hong Kong Dollar	07/03/06	1,291,247	1,291,633	386
Total Long Contracts		$2,350,599	$2,351,465	$866
Short Contracts:
Turkish Lira	07/03/06	$(481,358)	$(478,035)	$3,323
South African Rand	07/03/06	(219,752)	(222,683)	(2,931)
South African Rand	07/05/06	(438,433)	(447,374)	(8,941)
South African Rand	07/06/06	(383,514)	(383,240)	274
Total Short Contracts		$(1,523,057)	$(1,531,332)	$(8,275)

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Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $246,455,103)	$259,113,296
Repurchase agreements, at cost and value	5,390,301

Total Investments	264,503,597

Cash	281,661
Foreign currencies, at value (cost $2,021,408)	2,040,498
Interest and dividends receivable	590,809
Receivable for capital shares issued	996,214
Receivable for investments sold	5,685,377
Reclaims receivable	2,562
Prepaid expenses and other assets	3,553

Total Assets	274,104,271

Liabilities:
Payable for investments purchased	3,608,805
Payable for capital shares redeemed	171,476
Unrealized depreciation on forward foreign currency contracts	7,409
Payable for return of collateral received for securities on loan	9,158,798
Accrued expenses and other payables:
Investment advisory fees	791,656
Fund administration and transfer agent fees	19,785
Distribution fees	11,274
Administrative servicing fees	7,655
Other	15,544

Total Liabilities	13,792,402

Net Assets	$260,311,869

Represented by:
Capital	$208,829,786
Accumulated net investment income (loss)	612,636
Accumulated net realized gains (losses) from investment and foreign currency transactions	38,179,214
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	12,690,233

Net Assets	$260,311,869

Net Assets:
Class I Shares	$36,211,227
Class II Shares	7,660,135
Class III Shares	168,371,329
Class VI Shares	48,069,178

Total	$260,311,869

Shares outstanding (unlimited number of shares authorized):
Class I Shares	2,624,127
Class II Shares	557,844
Class III Shares	12,208,198
Class VI Shares	3,486,008

Total	18,876,177

Net asset value and offering price per share:*
Class I Shares	$13.80
Class II Shares	$13.73
Class III Shares	$13.79
Class VI Shares	$13.79

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$115,786
Dividend income (net of foreign withholding tax of $183,641)	3,687,669
Income from securities lending	58,891

Total Income	3,862,346

Expenses:
Investment advisory fees	1,506,669
Fund administration and transfer agent fees	104,892
Distribution fees Class II Shares	10,716
Distribution fees Class VI Shares	61,522
Administrative servicing fees Class I Shares	28,309
Administrative servicing fees Class II Shares	6,304
Administrative servicing fees Class III Shares	138,135
Trustee fees	5,071
Other	26,204

Total expenses before earnings credit	1,887,822
Earnings credit (Note 7)	(38)

Total Expenses	1,887,784

Net Investment Income (Loss)	1,974,562

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	38,559,086
Net realized gains (losses) on foreign currency transactions	(210,496)

Net realized gains (losses) on investment and foreign currency transactions	38,348,590
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,145,317)

Net realized/unrealized gains (losses) on investments and foreign currencies	12,203,273

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,177,835

See notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,974,562	$1,150,654
Net realized gains (losses) on investment and foreign currency transactions	38,348,590	18,889,983
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(26,145,317)	23,959,697

Change in net assets resulting from operations	14,177,835	44,000,334

Distributions to Class I shareholders from:
Net investment income	(189,254)	(149,021)
Net realized gains on investments	(439,001)	(2,473,842)
Distributions to Class II shareholders from:
Net investment income	(30,315)	(32,376)
Net realized gains on investments	(94,779)	(689,216)
Distributions to Class III shareholders from:
Net investment income	(913,779)	(550,229)
Net realized gains on investments	(2,057,003)	(11,874,439)
Distributions to Class VI shareholders from:
Net investment income	(218,883)	(111,644)
Net realized gain on investment	(584,008)	(2,814,109)

Change in net assets from shareholder distributions	(4,527,022)	(18,694,876)

Change in net assets from capital transactions	24,682,345	96,510,130

Change in net assets	34,333,158	121,815,588
Net Assets:
Beginning of period	225,978,711	104,163,123

End of period	$260,311,869	$225,978,711

Accumulated net investment income (loss)	$612,636	$(9,695)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$17,344,960	$21,867,808
Dividends reinvested	628,254	2,622,858
Cost of shares redeemed	(14,029,166)	(18,427,851)

	3,944,048	6,062,815

Class II Shares
Proceeds from shares issued	2,897	43,903
Dividends reinvested	125,093	721,590
Cost of shares redeemed	(1,086,049)	(2,266,981)

	(958,059)	(1,501,488)

Class III Shares
Proceeds from shares issued	51,010,735	75,081,047
Dividends reinvested	2,970,775	12,424,647
Cost of shares redeemed	(43,819,991)	(19,307,911)

	10,161,519	68,197,783

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Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
Class VI Shares
Proceeds from shares issued	$23,815,899	$25,803,740
Dividends reinvested	802,889	2,925,748
Cost of shares redeemed	(13,083,951)	(4,978,468)

	11,534,837	23,751,020

Change in net assets from capital transactions	$24,682,345	$96,510,130

SHARE TRANSACTIONS:
Class I Shares
Issued	1,187,075	1,823,654
Reinvested	47,356	205,203
Redeemed	(925,445)	(1,586,213)

	308,986	442,644

Class II Shares
Issued	44	3,314
Reinvested	9,505	56,852
Redeemed	(76,963)	(193,108)

	(67,414)	(132,942)

Class III Shares
Issued	3,455,736	6,072,330
Reinvested	223,921	966,301
Redeemed	(3,060,128)	(1,625,529)

	619,529	5,413,102

Class VI Shares
Issued	1,603,308	2,116,971
Reinvested	60,625	227,218
Redeemed	(931,543)	(409,016)

	732,390	1,935,173

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Emerging Markets Fund

		Investment Activities				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$7.51	0.06	—	(0.45)	(0.39)	(0.04)	—	(0.04)	$7.08	(5.18%	)	$15,974	1.70%		0.57%		2.39%		(0.12%	)	140.18%
Year Ended December 31, 2002	$7.08	0.05	0.01	(1.14)	(1.08)	(0.01)	—	(0.01)	$5.99	(15.23%	)	$10,005	1.43%		0.63%		(h	)	(h	)	219.84%
Year Ended December 31, 2003	$5.99	0.09	0.01	3.80	3.90	(0.05)	—	(0.05)	$9.84	65.26%		$16,993	1.39%		1.17%		(h	)	(h	)	133.49%
Year Ended December 31, 2004	$9.84	0.13	0.01	1.89	2.03	(0.11)	(0.93)	(1.04)	$10.83	20.74%		$20,280	1.47%		1.08%		(h	)	(h	)	151.18%
Year Ended December 31, 2005	$10.83	0.10	—	3.38	3.48	(0.07)	(1.16)	(1.23)	$13.08	32.64%		$30,292	1.46%		0.89%		(h	)	(h	)	132.22%
Six Months Ended June 30, 2006 (Unaudited)	$13.08	0.10	—	0.86	0.96	(0.07)	(0.17)	(0.24)	$13.80	7.43%	(f)	$36,211	1.30%	(g)	1.38%	(g)	(h	)	(h	)	73.60%

Class II Shares
Period Ended December 31, 2002(d)	$7.71	0.01	0.01	(1.73)	(1.71)	(0.01)		(0.01)	$5.99	(22.23%	)(f)	$454	1.71%	(g)	0.44%	(g)	(h	)	(h	)	219.84%
Year Ended December 31, 2003	$5.99	0.04	0.01	3.81	3.86	(0.03)	—	(0.03)	$9.82	64.66%		$6,360	1.66%		0.35%		(h	)	(h	)	133.49%
Year Ended December 31, 2004	$9.82	0.11	0.01	1.87	1.99	(0.09)	(0.93)	(1.02)	$10.79	20.44%		$8,178	1.72%		0.87%		(h	)	(h	)	151.18%
Year Ended December 31, 2005	$10.79	0.07	—	3.37	3.44	(0.05)	(1.16)	(1.21)	$13.02	32.33%		$8,141	1.71%		0.61%		(h	)	(h	)	132.22%
Six Months Ended June 30, 2006 (Unaudited)	$13.02	0.08	—	0.85	0.93	(0.05)	(0.17)	(0.22)	$13.73	7.25%	(f)	$7,660	1.55%	(g)	1.15%	(g)	(h	)	(h	)	73.60%

Class III Shares
Period Ended December 31, 2002(e)	$7.90	0.01	0.01	(1.91)	(1.89)	(0.02)	—	(0.02)	$5.99	(23.99%	)(f)	$11,435	1.39%	(g)	0.61%	(g)	(h	)	(h	)	219.84%
Year Ended December 31, 2003	$5.99	0.06	0.01	3.82	3.89	(0.04)	—	(0.04)	$9.84	65.22%		$46,902	1.42%		0.89%		(h	)	(h	)	133.49%
Year Ended December 31, 2004	$9.84	0.12	0.01	1.90	2.03	(0.11)	(0.93)	(1.04)	$10.83	20.76%		$66,844	1.48%		1.08%		(h	)	(h	)	151.18%
Year Ended December 31, 2005	$10.83	0.08	—	3.40	3.48	(0.07)	(1.16)	(1.23)	$13.08	32.65%		$151,546	1.45%		0.75%		(h	)	(h	)	132.22%
Six Months Ended June 30, 2006 (Unaudited)	$13.08	0.10	—	0.85	0.95	(0.07)	(0.17)	(0.24)	$13.79	7.35%	(f)	$168,371	1.30%	(g)	1.41%	(g)	(h	)	(h	)	73.60%

Class VI Shares
Period Ended December 31, 2004(i)	$10.11	0.05	0.01	1.62	1.68	(0.10)	(0.86)	(0.96)	$10.83	16.70%	(f)	$8,862	1.68%	(g)	0.97%	(g)	(h	)	(h	)	151.18%
Year Ended December 31, 2005	$10.83	0.07	—	3.40	3.47	(0.07)	(1.16)	(1.23)	$13.07	32.49%		$36,000	1.55%		0.59%		(h	)	(h	)	132.22%
Six Months Ended June 30, 2006 (Unaudited)	$13.07	0.09	—	0.86	0.95	(0.06)	(0.17)	(0.23)	$13.79	7.38%	(f)	$48,069	1.40%	(g)	1.30%	(g)	(h	)	(h	)	73.60%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from March 4, 2002 (commencement of operations) through December 31, 2002.

(e)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

(i)	For the period from April 28, 2004 (commencement of operations) December 31, 2004.

See notes to financial statements.

10

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NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Emerging Markets Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of

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June 30, 2006 (Unaudited)

the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bankof America	$300,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	995,462	5.29%	07/21/06
Master Note — Floating	CDC Financial Product Inc.	250,000	5.41%	07/03/06
Master Note — Floating	Citigroup Global Markets Inc.	1,000,000	5.38%	07/03/06
Medium Term Note — Floating	Unicredito Italiano Bank (IRE) PLC	1,100,000	5.16%	07/10/06
Repurchase Agreement	Bank of America Securities LLC	5,513,336	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$8,919,233	$9,158,798

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants (“AICPA”) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$252,371,728	$26,082,008	$(13,950,139)	$12,131,869

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	1.05%	0.525%	0.525%
Next $1.5 billion	1.00%	0.500%	0.500%
Next $2 billion or more	0.95%	0.475%	0.475%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI Emerging Markets Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage point	+/- 0.04%
+/- 3 percentage point	+/- 0.06%
+/- 4 percentage point	+/- 0.08%
+/- 5 percentage point	+/- 0.10%

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

GGAMT and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.40% for all classes until at least May 1, 2007.

GGAMT may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GGAMT, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

As of the six months ended June 30, 2006, there were no cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GGAMT.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II and Class VI shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $178,425 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $77,854.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $225,280,174 and sales of $201,868,470.

6. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

17

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods ended September 30, 2005. The Board also considered that the Fund ranked in the top quartile of the Lipper Emerging Markets Funds category for the three-year period, and had underperformed the median of the category by 274 basis points for the one-year period. The Board discussed with management the Fund’s performance history, noting that the Fund had been under close review for the past year. The Board considered management’s efforts to reduce the Fund’s performance volatility and management’s ongoing internal discussions with respect to adding personnel to the management team for the Fund. The Board also noted that the Fund’s absolute performance has been good. The Board directed the Performance Committee to continue to closely monitor the performance of the Fund.

Next, the Board reviewed and considered the Fund’s contractual advisory fee (including the subadvisory fee) and breakpoints and noted the contractual advisory fee placed the Fund in the third quintile of the Fund’s Lipper-constructed Expense Group.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

The Board also considered that the Fund’s total expenses placed the Fund below the median for the Fund’s Lipper Expense Group. Moreover, the Board noted that, effective January 1, 2006, the Fund implemented a performance-based fee structure, which resulted in a 10 basis point reduction in the base management fee immediately upon implementation of the new fee structure.

Additionally, the Board noted that Gartmore manages a single institutional account in a similar style to that of the Fund of which Gartmore receives a lower management fee. Gartmore explained that the reason for this is that Gartmore serves as a subadvisor on this Fund and therefore has no management responsibilities beyond pure asset management. The Board considered the fee structure and the additional services and responsibilities for serving as investment adviser to the Fund. Finally, the Board reviewed the adviser’s profitability with respect to managing the Fund and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (collectively, “Nationwide”), the parent companies of Gartmore Global Asset Management Trust (“GGAMT”) and GGAMT’s investment advisory subsidiaries, Gartmore Mutual Fund Capital Trust (“GMFCT”) and Gartmore Morley Capital Management, Inc. (“GMCM”), each of which, along with GGAMT, serves as an investment adviser to various series of the Gartmore Variable Insurance Trust (the “Funds”), announced that Nationwide entered into a definitive agreement for the sale of Gartmore Group Limited (“GGL”), including certain of GGL’s subsidiaries based in the United Kingdom (the “U.K. Sale”). GGL’s U.K. investment advisory subsidiaries includes Gartmore Global Partners (“GGP”), the Fund’s current sub-adviser. Management informed the Board that, pending regulatory approval in the U.K. and other such appropriate jurisdiction, the U.K. Sale is expected to close during the third quarter of 2006, at which time a change in control of GGP will occur that will cause GGP’s current subadvisory agreement with the Fund to terminate. Management recommended that the Board approve a new Subadvisory agreement with newly-unaffiliated GGP, in reliance upon the Manager of Managers Exemptive order the Funds have obtained from the SEC to take effect immediately upon the closing of the U.K. Sale to ensure continued provision of Subadvisory services by GGP to the Fund. The Board considered management’s representation that upon the closing of the U.K. Sale: (1) the Fund will be managed by the same portfolio managers who manage the Fund’s assets at this time; however, they will now do so on behalf of affiliated GGP at this time; (2) that the Fund will be managed in the same way, utilizing the same investment objective and strategies used by affiliated GGP now; and (3) the Subadvisory fees paid to unaffiliated GGP will be the same as those currently paid to affiliated GGP. At the time the Board selected and approved the adviser to the Fund, Board considered, among other factors, the advisory fee compared to a peer group of funds, the extent to which economies of scale would be realized as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. Since the adviser will pay the sub-adviser from the fees paid by the Fund to the adviser, and since the fees and expenses for the Fund will not change as a result of the change to the sub-adviser, the Board did not further consider these factors. Consequently, at its Regular Quarterly Meeting on June 14, 2006, the Board approved the continuation of affiliated GGP’s subadvisory agreement with new unaffiliated GGP, effective immediately upon the closing of the U.K. Sale which as of the date of printing of this report, had not yet occurred.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

23

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24

Gartmore GVIT International Growth Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

6	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIG (8/06)

Shareholder

Expense Example	Gartmore GVIT International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT International Growth Fund
Class I	Actual	$1,000.00	$1,102.70	$6.26	1.20%
	Hypothetical[1]	$1,000.00	$1,018.85	$6.02	1.20%
Class III	Actual	$1,000.00	$1,102.80	$6.05	1.16%
	Hypothetical[1]	$1,000.00	$1,019.05	$5.82	1.16%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT International Growth Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	96.0%
Cash Equivalents	4.3%
Liabilities in excess of other assets	-0.3%

100.0%

Top Holdings*
Lloyds TSB Group PLC	2.2%
Canon, Inc.	2.1%
Societe Generale	2.1%
Mizuho Financial Group, Inc.	2.1%
Puma AG	2.0%
Pennon Group PLC	2.0%
UniCredito Italiano SPA	2.0%
Suncor Energy, Inc.	2.0%
Suzuki Motor Corp.	2.0%
Rolls-Royce Group PLC	2.0%
Other Assets	79.5%

100.0%

Top Industries
Financial Services	11.1%
Banking	10.6%
Oil & Gas	8.8%
Mining	5.6%
Automotive	4.8%
Pharmaceuticals	4.6%
Electronics	3.9%
Retail	3.1%
Insurance	3.1%
Metals	2.8%
Other Assets	41.6%

100.0%

Top Countries
United Kingdom	26.5%
Japan	22.1%
France	10.8%
Germany	6.7%
Canada	6.5%
Italy	4.3%
Norway	3.3%
South Korea	2.5%
Australia	1.9%
Argentina	1.8%
Other Assets	13.6%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (96.0%)
ARGENTINA (1.8%)
Steel (1.8%)
Tenaris SA (c)	60,410	$1,212,427

AUSTRALIA (1.9%)
Pharmaceuticals (1.9%)
CSL Ltd. (c)	32,080	1,278,968

BRAZIL (0.5%)
Banking (0.5%)
Banco Bradesco SA ADR	10,900	338,881

CANADA (6.5%)
Aluminum (1.6%)
Alcan, Inc.	22,650	1,063,191

Mining (2.9%)
Hudbay Minerals, Inc. (b)	82,100	1,044,642
Inco Ltd.	14,719	969,982

		2,014,624

Oil & Gas (2.0%)
Suncor Energy, Inc.	16,891	1,367,323

		4,445,138

FINLAND (0.9%)
Telecommunications (0.9%)
Nokia Oyj (c)	31,700	642,572

FRANCE (10.8%)
Banking (3.3%)
BNP Paribas SA (c)	8,440	806,976
Societe Generale (c)	9,800	1,438,731

		2,245,707

Diversified Operations (1.7%)
LVMH Moet Hennessy SA (c)	11,393	1,129,104

Engineering (1.4%)
Alstom SA (b) (c)	10,410	951,463

Food Products & Services (1.5%)
Groupe Danone (c)	8,340	1,058,912

Oil & Gas (1.9%)
Total SA (c)	19,400	1,274,275

Utilities (1.0%)
Suez SA (c)	16,880	700,912

		7,360,373

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
GERMANY (6.7%)
Automotive (1.0%)
Bayerische Motoren Werke AG (c)	13,300	$663,189

Consumer Goods (2.0%)
Puma AG (c)	3,660	1,421,922

Electric (1.0%)
E.ON AG (c)	5,800	666,490

Machinery (1.7%)
MAN AG (c)	16,500	1,194,080

Pharmaceuticals (1.0%)
Merck KGAA (b) (c)	7,200	654,418

		4,600,099

IRELAND (1.7%)
Beverages (1.7%)
C&C Group PLC (c)	136,900	1,187,942

ITALY (4.3%)
Banking (4.3%)
Capitalia SpA (c)	118,400	969,718
Mediobanca SpA (c)	31,750	621,019
UniCredito Italiano SpA (c)	175,450	1,372,053

		2,962,790

JAPAN (22.1%)
Automotive (3.8%)
Suzuki Motor Corp. (c)	61,200	1,324,593
Toyota Motor Corp. (c)	23,300	1,217,971

		2,542,564

Chemicals (1.2%)
Shin-Etsu Chemical Co. Ltd. (c)	15,500	843,202

Electronics (2.1%)
Canon, Inc. (c)	29,400	1,441,125

Financial Services (8.2%)
Credit Saison Co. Ltd. (c)	26,300	1,246,339
Mitsubishi UFJ Financial Group, Inc. (c)	87	1,219,774
Mizuho Financial Group, Inc. (c)	162	1,374,139
Orix Corp. (c)	2,680	654,066
Sumitomo Mitsui Financial Group, Inc. (c)	100	1,059,168

		5,553,486

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
JAPAN (continued)
Real Estate (1.8%)
Mitsui Fudosan Co. Ltd. (c)	55,000	$1,195,516

Retail (1.6%)
Citizen Watch Co. Ltd. (c)	122,600	1,109,648

Textile Products (1.9%)
Toray Industries, Inc. (c)	150,000	1,301,981

Tobacco (1.5%)
Japan Tobacco, Inc. (c)	287	1,048,305

		15,035,827

MEXICO (0.7%)
Financial Services (0.7%)
Grupo Financiero Banorte SA de CV	214,900	498,643

NORWAY (3.3%)
Oil & Gas (3.3%)
Norsk Hydro ASA (c)	42,600	1,130,336
Statoil ASA (c)	40,450	1,153,550

		2,283,886

SOUTH AFRICA (1.6%)
Oil & Gas (1.6%)
Sasol Ltd. (c)	28,100	1,081,185

SOUTH KOREA (2.5%)
Banking (0.7%)
Kookmin Bank ADR	5,750	477,595

Electronics (1.8%)
Hynix Semiconductor, Inc. (b) (c)	18,220	589,105
Samsung Electronics Co. Ltd. GDR (c)	2,040	641,580

		1,230,685

		1,708,280

SPAIN (1.2%)
Telecommunications (1.2%)
Telefonica SA (c)	48,400	804,443

SWEDEN (1.6%)
Metal Processors & Fabrication (1.6%)
Assa Abloy AB, Class B (c)	63,100	1,061,515

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
SWITZERLAND (1.4%)
Engineering (1.4%)
ABB Ltd. (c)	74,700	$970,184

UNITED KINGDOM (26.5%)
Aerospace & Defense (2.0%)
Rolls-Royce Group PLC (c)	173,170	1,324,314
Rolls-Royce Group PLC, B Shares	10,734,176	20,046

		1,344,360

Apparel Manufacturers (1.4%)
Burberry Group PLC (c)	130,100	1,033,311

Banking (1.5%)
Barclays PLC (c)	87,400	990,684

Building & Construction (1.2%)
CRH PLC (c)	24,900	811,190

Electricity—Generation (1.3%)
Scottish Power PLC (c)	81,400	876,756

Financial Services (2.2%)
Lloyds TSB Group PLC (c)	154,170	1,510,098

Insurance (3.1%)
Legal & General Group PLC (c)	378,150	894,976
Prudential PLC (c)	107,200	1,212,079

		2,107,055

Metals (2.9%)
Corus Group PLC (c)	153,816	1,294,860
Vedanta Resources PLC (c)	26,740	678,110

		1,972,970

Mining (2.7%)
Antofagasta PLC (c)	151,500	1,172,776
Xstrata PLC (c)	17,800	677,435

		1,850,211

Pharmaceuticals (1.7%)
AstraZeneca PLC (c)	19,250	1,157,400

Retail (1.5%)
DSG International PLC (c)	289,600	1,021,585

Transportation (1.2%)
British Airways PLC (b) (c)	131,530	833,149

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Utilities (1.8%)
International Power PLC (c)	235,910	$1,238,902
Water & Sewerage Services (2.0%)
Pennon Group PLC (c)	55,739	1,373,863

		18,121,534

Total Common Stocks		65,594,687

CASH EQUIVALENTS (4.3%)
Investments in repurchase agreements	$2,958,060	2,958,060
(Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $2,959,317)

Total Cash Equivalents		2,958,060

Total Investments (Cost $64,535,863) (a) — 100.3%		68,552,747
Liabilities in excess of other assets — (0.3%)		(203,910)

NET ASSETS — 100.0%		$68,348,837

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Japanese Yen	07/03/06	$(288,976)	$(293,960)	$(4,984)
Swiss Franc	07/03/06	(612,952)	(625,914)	(12,962)
Total Short Contracts		$(901,928)	$(919,874)	$(17,946)
Long Contracts:
Euro	07/03/06	$815,121	$831,494	$16,373
British Sterling Pound	07/03/06	822,538	838,046	15,508
Total Long Contracts		$1,637,659	$1,669,540	$31,881

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $61,577,803)	$65,594,687
Repurchase agreements, at cost and value	2,958,060

Total Investments	68,552,747

Foreign currencies, at value (cost $161,181)	159,667
Interest and dividends receivable	40,684
Receivable for capital shares issued	144,553
Receivable for investments sold	2,697,566
Unrealized appreciation on forward foreign currency contracts	13,935
Receivable for variation margin on futures contracts	580
Reclaims receivable	18,084
Prepaid expenses and other assets	1,424

Total Assets	71,629,240

Liabilities:
Payable to custodian	14,208
Payable for investments purchased	3,060,538
Payable for capital chares redeemed	38,869
Accrued expenses and other payables:
Investment advisory fees	157,157
Fund administration and transfer agent fees	6,261
Administrative servicing fees	2,991
Other	379

Total Liabilities	3,280,403

Net Assets	$68,348,837

Represented by:
Capital	$58,127,815
Accumulated net investment income (loss)	(382,918)
Accumulated net realized gains (losses) from investment and foreign currency transactions	6,584,649
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	4,019,291

Net Assets	$68,348,837

Net Assets:
Class I Shares	$10,532,999
Class III Shares	57,815,838

Total	$68,348,837

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,052,036
Class III Shares	5,769,348

Total	6,821,384

Net asset value and offering price per share:*
Class I Shares	$10.01
Class III Shares	$10.02

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$19,445
Dividend income (net of foreign withholding tax of $66,123)	781,227
Income from securities lending	12,397

Total Income	813,069

Expenses:
Investment advisory fees	285,539
Fund administration and transfer agent fees	29,086
Administrative servicing fees Class I Shares	7,095
Administrative servicing fees Class III Shares	38,958
Trustee fees	1,080
Other	8,114

Total expenses before earnings credit	369,872
Earnings credt (Note 6)	(19)

Total Expenses	369,853

Net Investment Income (Loss)	443,216

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	6,641,111
Net realized gains (losses) on foreign currency transactions	6,290

Net realized gains (losses) on investment and foreign currency transactions	6,647,401
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,768,866)

Net realized/unrealized gains (losses) on investments and foreign currencies	3,878,535

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,321,751

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INTERNATIONAL GROWTH FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$443,216	$144,160
Net realized gains (losses) on investment and foreign currency transactions	6,647,401	2,395,838
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,768,866)	4,984,509

Change in net assets resulting from operations	4,321,751	7,524,507

Distributions to Class I shareholders from:
Net investment income	(95,996)	(47,136)
Net realized gains on investments	(20,316)	(14,114)
Distributions to Class III shareholders from:
Net investment income	(663,102)	(198,962)
Net realized gains on investments	(139,839)	(83,756)

Change in net assets from shareholder distributions	(919,253)	(343,968)

Change in net assets from capital transactions	20,997,711	21,098,128

Change in net assets	24,400,209	28,278,667
Net Assets:
Beginning of period	43,948,628	15,669,961

End of period	$68,348,837	$43,948,628

Accumulated net investment income (loss)	$(382,918)	$(67,036)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,778,573	$4,142,481
Dividends reinvested	116,310	61,250
Cost of shares redeemed	(3,274,737)	(2,694,730)

	3,620,146	1,509,001

Class III Shares
Proceeds from shares issued	27,303,067	23,658,363
Dividends reinvested	802,936	282,717
Cost of shares redeemed	(10,728,438)	(4,351,953)

	17,377,565	19,589,127

Change in net assets from capital transactions	$20,997,711	$21,098,128

SHARE TRANSACTIONS:
Class I Shares
Issued	685,011	522,043
Reinvested	11,875	7,530
Redeemed	(329,223)	(354,599)

	367,663	174,974

Class III Shares
Issued	2,714,331	2,939,595
Reinvested	81,924	33,696
Redeemed	(1,111,138)	(566,719)

	1,685,117	2,406,572

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT International Growth Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2001(c)	$8.62	0.01	—	(2.47)	(2.46)	(0.02)		(0.02)	$6.14	(28.65%	)	$9,448	1.58%		0.05%		2.69%		(1.06%	)	245.96%
Year Ended December 31, 2002	$6.14	0.01	0.01	(1.50)	(1.48)	—	—	—	$4.66	(24.10%	)	$6,859	1.29%		0.53%		1.33%		0.49%		257.38%
Year Ended December 31, 2003	$4.66	0.07	—	1.59	1.66	—	—	—	$6.32	35.62%		$3,678	1.25%		0.83%		(g	)	(g	)	331.02%
Year Ended December 31, 2004	$6.32	0.07	—	0.83	0.90	(0.06)	—	(0.06)	$7.16	14.19%		$3,647	1.33%		0.98%		(g	)	(g	)	262.03%
Year Ended December 31, 2005	$7.16	0.07	—	2.08	2.15	(0.08)	(0.02)	(0.10)	$9.21	30.21%		$6,302	1.34%		0.94%		(g	)	(g	)	215.52%
Six Months Ended June 30, 2006 (Unaudited)	$9.21	0.08	—	0.86	0.94	(0.12)	(0.02)	(0.14)	$10.01	10.27%	(e)	$10,533	1.20%	(f)	1.27%	(f)	(g	)	(g	)	100.59%

Class III Shares
Period Ended December 31, 2002(d)	$5.95	(0.01)	0.01	(1.28)	(1.28)	—	—	—	$4.67	(21.51%	)(e)	$2,232	1.32%	(f)	0.08%	(f)	(g	)	(g	)	257.38%
Year Ended December 31, 2003	$4.67	0.02	—	1.63	1.65	—	—	—	$6.32	35.33%		$6,912	1.33%		0.24%		(g	)	(g	)	331.02%
Year Ended December 31, 2004	$6.32	0.05	—	0.86	0.91	(0.06)	—	(0.06)	$7.17	14.35%		$12,023	1.35%		0.98%		(g	)	(g	)	262.03%
Year Ended December 31, 2005	$7.17	0.06	—	2.09	2.15	(0.08)	(0.02)	(0.10)	$9.22	30.17%		$37,647	1.33%		0.54%		(g	)	(g	)	215.52%
Six Months Ended June 30, 2006 (Unaudited)	$9.22	0.07	—	0.87	0.94	(0.12)	(0.02)	(0.14)	$10.02	10.28%	(e)	$57,816	1.16%	(f)	1.41%	(f)	(g	)	(g	)	100.59%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

(d)	For the period from May 2, 2002 (commencement of operations) through December 31, 2002.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT International Growth Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$65,191,100	$5,739,355	$(2,377,708)	$3,361,647

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays GGAMT an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GGAMT pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	0.90%	0.450%	0.450%
$500 million up to $2 billion	0.85%	0.425%	0.425%
$2 billion or more	0.80%	0.400%	0.400%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI All Country World ex U.S. Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage point	+/- 0.04%
+/- 3 percentage point	+/- 0.06%
+/- 4 percentage point	+/- 0.08%
+/- 5 percentage point	+/- 0.10%

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

GGAMT and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.25% for all classes until at least May 1, 2007.

GGAMT may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GGAMT, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

As of the six months ended June 30, 2006, there were no cumulative potential reimbursements for all classes of the Fund.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $47,740 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is designed to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $27,263.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $80,715,712 and sales of $62,551,947.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

15

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its benchmark, the MSCI All Country World ex U.S. Index, for the one-year period ended September 30, 2005 while underperforming the benchmark for the three- and five-year periods. The Board also considered that the Fund ranked in the top quartile of the Lipper International Multi-Cap Core Funds category for the one- and three-year periods and outperformed the median of this Lipper category by 896 basis points over the one-year period. The Board then discussed with management the challenges to asset growth for the Fund despite its good performance. Management explained that Fund had just reached the five year mark for its Morningstar rating and the level of volatility in its performance had affected this Morningstar rating. Therefore, management had been working with the portfolio manager in seeking to reduce the Fund’s volatility.

Next, the Board reviewed the Fund’s contractual advisory fee and breakpoints and considered that the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Lipper-constructed Expense Group. The Fund’s total expenses placed the Fund below the median of the Lipper Expense Group. Moreover, the Board considered that the Fund had implemented a

16

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

performance-based fee structure effective January 1, 2006 and reduced the base management fee by 10 basis points on that date. Finally, the Board reviewed the adviser’s profitability in light of all of these factors and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (collectively, “Nationwide”), the parent companies of Gartmore Global Asset Management Trust (“GGAMT”) and GGAMT’s investment advisory subsidiaries, Gartmore Mutual Fund Capital Trust (“GMFCT”) and Gartmore Morley Capital Management, Inc. (“GMCM”), each of which, along with GGAMT, serves as an investment adviser to various series of the Gartmore Variable Insurance Trust (the “Funds”), announced that Nationwide entered into a definitive agreement for the sale of Gartmore Group Limited (“GGL”), including certain of GGL’s subsidiaries based in the United Kingdom (the “U.K. Sale”). GGL’s U.K. investment advisory subsidiaries includes Gartmore Global Partners (“GGP”), the Fund’s current sub-adviser. Management informed the Board that, pending regulatory approval in the U.K. and other such appropriate jurisdiction, the U.K. Sale is expected to close during the third quarter of 2006, at which time a change in control of GGP will occur that will cause GGP’s current subadvisory agreement with the Fund to terminate. Management recommended that the Board approve a new Subadvisory agreement with newly-unaffiliated GGP, in reliance upon the Manager of Managers Exemptive order the Funds have obtained from the SEC to take effect immediately upon the closing of the U.K. Sale to ensure continued provision of Subadvisory services by GGP to the Fund. The Board considered management’s representation that upon the closing of the U.K. Sale: (1) the Fund will be managed by the same portfolio managers who manage the Fund’s assets at this time; however, they will now do so on behalf of affiliated GGP at this time; (2) that the Fund will be managed in the same way, utilizing the same investment objective and strategies used by affiliated GGP now; and (3) the Subadvisory fees paid to unaffiliated GGP will be the same as those currently paid to affiliated GGP. At the time the Board selected and approved the adviser to the Fund, Board considered, among other factors, the advisory fee compared to a peer group of funds, the extent to which economies of scale would be realized as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. Since the adviser will pay the sub-adviser from the fees paid by the Fund to the adviser, and since the fees and expenses for the Fund will not change as a result of the change to the sub-adviser, the Board did not further consider these factors. Consequently, at its Regular Quarterly Meeting on June 14, 2006, the Board approved the continuation of affiliated GGP’s subadvisory agreement with new unaffiliated GGP, effective immediately upon the closing of the U.K. Sale which as of the date of printing of this report, had not yet occurred.

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

GVIT International Value Fund

(formerly Dreyfus GVIT International Value Fund)

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

8	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIV (8/06)

Shareholder

Expense Example	GVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
GVIT International Value Fund
Class I	Actual	$1,000.00	$1,094.90	$5.25	1.01%
	Hypothetical[1]	$1,000.00	$1,019.79	$5.07	1.01%
Class II	Actual	$1,000.00	$1,093.90	$6.54	1.26%
	Hypothetical[1]	$1,000.00	$1,018.55	$6.33	1.26%
Class III	Actual	$1,000.00	$1,095.80	$5.25	1.01%
	Hypothetical[1]	$1,000.00	$1,019.79	$5.07	1.01%
Class IV	Actual	$1,000.00	$1,095.60	$5.25	1.01%
	Hypothetical[1]	$1,000.00	$1,019.79	$5.07	1.01%
Class VI	Actual	$1,000.00	$1,094.30	$6.54	1.26%
	Hypothetical[1]	$1,000.00	$1,018.55	$6.33	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	GVIT International Value Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	95.1%
Cash Equivalents	2.8%
Other Investments*	14.3%
Liabilities in excess of other assets**	-12.2%

100.0%

Top Holdings***
GlaxoSmithKline PLC	1.9%
Nestle SA	1.6%
Deutsche Post AG	1.6%
Total SA	1.6%
Royal Bank of Scotland Group PLC	1.6%
France Telecom SA	1.5%
Siemens AG	1.5%
Fuji Photo Film Co. Ltd.	1.5%
Nippon Express Co. Ltd.	1.5%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Other Assets	84.2%

100.0%

Top Industries
Banking	20.7%
Oil & Gas	9.0%
Food & Beverages	6.5%
Telecommunications	6.3%
Insurance	4.4%
Pharmaceuticals	4.0%
Transportation	3.1%
Electronics	3.0%
Chemicals	2.5%
Financial Services	2.3%
Other Assets	38.2%

100.0%

Top Countries
Japan	25.9%
United Kingdom	19.1%
France	10.0%
Germany	8.9%
Switzerland	6.8%
Netherlands	4.4%
Italy	4.2%
Australia	2.8%
Singapore	2.4%
Spain	2.4%
Other Assets	13.1%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (95.1%)
AUSTRALIA (2.8%)
Airlines (0.1%)
Qantas Airways Ltd. (d)	115,500	$253,794

Banking (0.7%)
National Australia Bank Ltd. (d)	81,488	2,119,758

Containers (0.7%)
Amcor Ltd. (d)	426,434	2,114,197

Food & Beverage (0.4%)
Coca-Cola Amatil Ltd. (d)	227,740	1,199,207

Gambling (0.6%)
Tabcorp Holdings Ltd. (d) (c)	158,110	1,784,274

Insurance (0.3%)
Insurance Australia Group, Ltd. (d)	181,020	719,144

		8,190,374

BRAZIL (0.6%)
Oil & Gas (0.6%)
Petroleo Brasileiro SA ADR	19,530	1,744,224

FINLAND (1.2%)
Paper Products (0.9%)
M-Real Oyj B Shares (d)	190,230	941,220
UPM-Kymmene Oyj (d)	79,719	1,712,774

		2,653,994

Telecommunications (0.3%)
Nokia Oyj (d)	34,300	695,275
Nokia Oyj ADR	3,786	76,704

		771,979

		3,425,973

FRANCE (10.0%)
Audio & Video Products (0.5%)
Thomson (b) (d) (c)	89,470	1,478,280

Auto Parts & Equipment (1.5%)
PSA Peugeot Citroen (d) (c)	28,290	1,756,788
Valeo SA (d) (c)	71,141	2,531,809

		4,288,597

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FRANCE (continued)
Banking (1.9%)
Banque Nationale de Paris SA (d) (c)	28,840	$2,757,486
Credit Agricole SA (d)	68,800	2,610,660

		5,368,146

Building Products (0.3%)
Lafarge SA (d) (c)	6,880	862,273

Food & Beverage (1.0%)
Carrefour SA (d) (c)	51,010	2,987,320

Medical (1.1%)
Sanofi-Synthelabo SA (d) (c)	33,080	3,222,629

Multimedia (0.3%)
Lagardere SCA (d)	12,020	885,913

Oil & Gas (1.9%)
Total SA (d)	70,320	4,618,918
TotalFinaElf SA ADR	11,082	726,093

		5,345,011

Telecommunications (1.5%)
France Telecom SA (d) (c)	208,170	4,441,220

		28,879,389

GERMANY (8.9%)
Airlines (0.0%)
Deutsche Lufthansa AG (d)	6,182	113,859

Automotive (0.4%)
Volkswagen AG (d)	16,370	1,145,080

Banking (1.0%)
Deutsche Bank AG (d)	25,485	2,862,457

Distribution & Wholesale (0.1%)
Medion AG (d) (c)	15,200	195,692

Diversified (1.5%)
Siemens AG (d)	50,720	4,406,732

Electric & Gas (0.5%)
E.On AG (d)	13,247	1,522,241

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
GERMANY (continued)
Insurance (1.5%)
Allianz AG (d)	11,590	$1,823,654
Hannover Rueckversicherung AG (b) (d) (c)	72,260	2,525,971

		4,349,625

Retail (0.6%)
Metro Ag (d)	30,420	1,723,061

Semiconductors (0.9%)
Infineon Technologies AG (b) (d)	221,850	2,465,687

Telecommunications (0.8%)
Deutsche Telecom AG (d)	149,120	2,393,005

Transportation (1.6%)
Deutsche Post AG (d)	173,900	4,670,229

		25,847,668

GREECE (0.6%)
Electric Utility (0.6%)
Public Power Corp. (d)	71,820	1,698,865

HONG KONG (0.9%)
Banking (0.7%)
Bank of East Asia Ltd. (d)	252,409	1,039,737
BOC Hong Kong Holdings Ltd. (d)	498,000	975,049

		2,014,786

Diversified Operations (0.2%)
Citic Pacific Ltd. (d) (c)	194,400	573,609

		2,588,395

IRELAND (1.3%)
Banking (1.3%)
Bank of Ireland (d)	218,855	3,889,913

ITALY (4.2%)
Banking (1.1%)
UniCredito Italiano SPA (d)	410,170	3,207,607

Electric Utility (0.4%)
Enel SPA (d) (c)	134,770	1,159,304

Shares or Principal Amount		Value

COMMON STOCKS (continued)
ITALY (continued)
Insurance (0.6%)
Unipol SPA (d) (c)	550,980	$1,773,468

Oil & Gas (1.3%)
Eni SPA (d)	109,760	3,223,608
Saras SPA (b)	88,500	567,047

		3,790,655

Television (0.8%)
Mediaset SPA (d)	194,990	2,297,049

		12,228,083

JAPAN (25.9%)
Advertising (1.1%)
Dentsu, Inc. (d) (c)	1,112	3,077,652

Appliances (0.5%)
Rinnai Corp. (d) (c)	55,000	1,459,540

Automotive (1.2%)
Hino Motors Ltd. (d) (c)	447,300	2,604,505
Toyoda Gosei (d) (c)	48,500	974,623

		3,579,128

Banking (3.9%)
Mitsubishi Tokyo Financial Group, Inc. (d)	191	2,677,894
Mitsui Trust Holdings, Inc. (d)	45,500	545,149
Shinsei Bank Ltd. (d)	345,000	2,186,917
Sumitomo Mitsui Financial Group, Inc. (d)	382	4,046,021
The 77 Bank Ltd. (d) (c)	222,700	1,547,578

		11,003,559

Building & Construction (1.5%)
JS Group Corp. (d)	84,400	1,774,629
Sekisui House Ltd. (d)	192,900	2,647,544

		4,422,173

Chemicals (0.9%)
Sekisui Chemical Co. Ltd. (d) (c)	300,100	2,593,240

Computers (0.7%)
TDK Corp. (d)	26,500	2,009,619

Cosmetics & Toiletries (1.0%)
Kao Corp. (d)	111,200	2,911,229

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Drugstores (0.5%)
Matsumotokiyoshi Co. Ltd. (d) (c)	61,637	$1,564,494

Electronic Components (0.7%)
Mabuchi Motor Co. Ltd. (d) (c)	25,600	1,530,415
Minebea Co. Ltd. (d)	113,300	617,957

		2,148,372

Electronics (2.1%)
Funai Electric Co. Ltd. (d) (c)	21,300	2,064,919
Rohm Co. Ltd. (d)	45,800	4,099,515

		6,164,434

Finance (0.2%)
Orix Corp. (d)	1,810	441,739

Financial Services (2.3%)
Aiful Corp. (d)	44,616	2,380,614
Shohkoh Fund & Co. Ltd. (d) (c)	5,216	1,188,220
Takefuji Corp. (d)	50,780	3,027,276

		6,596,110

Food (0.4%)
Ajinomoto Co., Inc. (d)	98,800	1,095,325

Office Automation & Equipment (1.6%)
Canon, Inc. (d) (c)	40,812	2,000,517
Ricoh Co. Ltd. (d)	133,500	2,619,305

		4,619,822

Oil Comp-Integrated (1.1%)
Nissan Motor Co. Ltd. (d)	289,400	3,160,708

Paper & Pulp (0.4%)
Nippon Paper Group, Inc. (d) (c)	277	1,132,974

Pharmaceuticals (0.8%)
Astellas Pharma, Inc. (d)	59,100	2,172,882

Photographic Products (1.5%)
Fuji Photo Film Co. Ltd. (d)	128,300	4,307,922

Retail (1.0%)
Aeon Co. Ltd. (d)	128,900	2,832,349

Telecommunications (0.6%)
KDDI Corp. (d)	280	1,723,521

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Textile Products (0.4%)
Kuraray Co. Ltd. (d) (c)	109,100	$1,221,395

Transportation (1.5%)
Nippon Express Co. Ltd. (d) (c)	777,700	4,208,563

		74,446,750

KOREA (1.2%)
Telecommunications (0.8%)
KT Corp. SP ADR	61,400	1,317,030
SK Telecom Co. Ltd. ADR	49,070	1,149,219

		2,466,249

Utilities (0.4%)
Korea Electric Power Corp. ADR	58,900	1,116,744

		3,582,993

MEXICO (1.0%)
Food & Beverage (0.5%)
Coca-Cola Femsa SA de CV ADR	45,300	1,337,256

Telecommunications (0.5%)
Telefonos de Mexico SA de CV ADR	76,252	1,588,329

		2,925,585

NETHERLANDS (4.4%)
Banking (1.8%)
ABN AMRO Holding NV (d)	97,206	2,661,769
Fortis NV (d)	75,320	2,568,142

		5,229,911

Electronics (0.9%)
Koninklijke (Royal) Philips Electronics NV (d)	83,450	2,599,419
Koninklijke (Royal) Philips Electronics NV ADR	5,950	185,283

		2,784,702

Food & Beverage (0.8%)
Heineken NV (d)	54,451	2,306,848

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
NETHERLANDS (continued)
Insurance (0.8%)
Aegon NV (d)	131,559	$2,245,615

Printing & Publishing (0.1%)
Wolters Kluwer NV (d)	7,180	169,476

		12,736,552

SINGAPORE (2.4%)
Banking (2.4%)
DBS Group Holdings Ltd. (d)	356,640	4,075,725
United Overseas Bank Ltd. (d)	295,200	2,907,218

		6,982,943

SOUTH AFRICA (0.4%)
Banking (0.4%)
Nedcor Ltd. (d)	65,799	1,035,008

SPAIN (2.4%)
Banking (0.5%)
Banco Santander Central Hispano SA (d)	106,212	1,551,834

Gas & Electric Utility (0.6%)
Gas Natural SGD, SA (d) (c)	55,550	1,696,226

Oil & Gas (1.2%)
Repsol YPF SA	81,860	2,344,032
Repsol YPF SA ADR	39,870	1,118,752

		3,462,784

Power Conversion & Supply Equipment (0.1%)
Gamesa Corporacion Tecnologica, SA (d) (c)	8,960	191,749

		6,902,593

SWEDEN (0.5%)
Paper & Related Products (0.5%)
Svenska Cellusoa AB (d)	33,850	1,398,001

SWITZERLAND (6.8%)
Banking (1.1%)
United Bank of Switzerland AG (d)	29,340	3,212,628

Chemicals (1.6%)
Ciba Specialty Chemicals AG (d)	58,648	3,270,421
Clariant AG (d)	84,570	1,197,703

		4,468,124

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWITZERLAND (continued)
Food & Beverage (1.6%)
Nestle SA (d) (c)	15,103	$4,736,306

Insurance (1.2%)
Swiss Re (d) (c)	50,077	3,494,836

Pharmaceuticals (1.3%)
Novartis AG (d) (c)	67,740	3,656,737

		19,568,631

TAIWAN (0.5%)
Semiconductor Components (0.5%)
United Microelectronics Corp. ADR	502,834	1,563,814

UNITED KINGDOM (19.1%)
Aerospace (0.8%)
Smiths Industries PLC (d)	135,700	2,233,456

Auto Parts & Equipment (0.4%)
GKN PLC (d)	205,740	1,036,769

Banking (3.9%)
Barclays PLC (d)	105,891	1,200,281
HBOS PLC (d)	147,520	2,559,793
HSBC Holdings PLC (d)	174,231	3,065,295
Royal Bank of Scotland Group PLC (d)	137,091	4,499,528

		11,324,897

Business Services (0.6%)
Rentokil Initial PLC (d)	591,720	1,705,338

Construction Materials (0.2%)
Travis Perkins PLC (d)	16,080	449,368

Food & Beverage (2.2%)
Cadbury Schweppes PLC (d)	7,800	75,104
Diageo PLC (d)	78,263	1,314,384
Sainsbury (J) PLC (d)	194,102	1,198,620
Unilever PLC (d)	169,007	3,794,289

		6,382,397

Mining (1.2%)
Anglo American PLC (d)	84,061	3,429,129

Oil & Gas (4.0%)
BP PLC (d)	350,501	4,063,531
Centrica PLC (d)	545,130	2,870,237
Royal Dutch Shell PLC (d)	16,060	539,723

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Oil & Gas (Continued)
Royal Dutch Shell PLC — A Shares (d) (c)	126,272	$4,242,214

		11,715,705

Pharmaceuticals (1.9%)
GlaxoSmithKline PLC (d)	193,144	5,389,513

Publishing (1.5%)
Reed International PLC (d)	256,530	2,585,540
Trinity Mirror PLC (d)	192,680	1,736,619

		4,322,159

Retail (0.6%)
Boots Group PLC (d)	59,650	847,841
Debenhams PLC (b)	306,210	1,064,428

		1,912,269

Telecommunications (1.8%)
BT Group PLC (d)	255,665	1,129,411
Vodafone Group PLC (d)	1,944,440	4,138,001

		5,267,412

		55,168,412

Total Common Stocks		274,804,166

CASH EQUIVALENTS (2.8%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $8,033,316)	$8,029,904	8,029,904

Total Cash Equivalents		8,029,904

Shares or Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.3%)
Pool of short-term securities for Gartmore Variable Insurance Trust — Note 2 (Securities Lending)	$41,300,939	$41,300,939

Total Short-Term Securities Held as Collateral for Securities on Loan		41,300,939

Total Investments (Cost $297,300,073) (a) — 112.2%		324,135,009
Liabilities in excess of other assets — (12.2)%		(35,271,157)

NET ASSETS — 100.0%		$288,863,852

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

(c)	All or part of the security was on loan as of June 30, 2006.

(d)	Fair Value Security.

ADR	American Depository Receipt

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Hong Kong Dollar	07/03/06	$(137,642)	$(137,694)	$(52)
Total Short Contracts		$(137,642)	$(137,694)	$(52)
Long Contracts:
Australian Dollar	07/03/06	$122,887	$122,695	$(192)
Japanese Yen	07/03/06	245,866	249,637	3,771
Total Long Contracts		$368,753	$372,332	$3,579

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Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $289,270,169)	$316,105,105
Repurchase agreements, at cost and value	8,029,904

Total Investments	324,135,009

Foreign currencies, at value (cost $4,995,744)	5,039,667
Interest and dividends receivable	514,314
Receivable for capital shares issued	327,481
Receivable for investments sold	1,696,188
Unrealized appreciation on forward foreign currency contracts	3,527
Reclaims receivable	203,150
Prepaid expenses and other assets	3,047

Total Assets	331,922,383

Liabilities:
Payable for investments purchased	1,330,344
Payable for capital shares redeemed	181,556
Payable for return of collateral received for securities on loan	41,300,939
Accrued expenses and other payables:
Investment advisory fees	173,290
Fund administration and transfer agent fees	22,186
Distribution fees	15,793
Administrative servicing fees	32,745
Other	1,678

Total Liabilities	43,058,531

Net Assets	$288,863,852

Represented by:
Capital	$254,389,027
Accumulated net investment income (loss)	(530,014)
Accumulated net realized gains (losses) from investment and foreign currency transactions	8,118,071
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	26,886,768

Net Assets	$288,863,852

Net Assets:
Class I Shares	$4,064,811
Class II Shares	2,786,595
Class III Shares	136,156,485
Class IV Shares	66,902,824
Class VI Shares	78,953,137

Total	$288,863,852

Shares outstanding (unlimited number of shares authorized):
Class I Shares	244,276
Class II Shares	168,131
Class III Shares	8,204,596
Class IV Shares	4,021,067
Class VI Shares	4,762,926

Total	17,400,996

Net asset value and offering price per share:*
Class I Shares	$16.64
Class II Shares	$16.57
Class III Shares	$16.60
Class IV Shares	$16.64
Class VI Shares	$16.58

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$170,349
Dividend income (net of foreign withholding tax of $330,778)	5,239,778
Income from securities lending	181,379

Total Income	5,591,506

Expenses:
Investment advisory fees	989,782
Fund administration and transfer agent fees	104,918
Distribution fees Class II Shares	3,535
Distribution fees Class VI Shares	73,573
Administrative servicing fees Class I Shares	3,194
Administrative servicing fees Class II Shares	2,125
Administrative servicing fees Class III Shares	98,213
Administrative servicing fees Class IV Shares	50,247
Administrative servicing fees Class VI Shares	44,555
Trustee fees	4,376
Other	37,540

Total expenses before earnings credit	1,412,058
Earnings credit (Note 7)	(338)

Total Expenses	1,411,720

Net Investment Income (Loss)	4,179,786

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	16,143,880
Net realized gains (losses) on foreign currency transactions	285,841

Net realized gains (losses) on investment and foreign currency transactions	16,429,721
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,329,788

Net realized/unrealized gains (losses) on investments and foreign currencies	17,759,509

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,939,295

See notes to financial statements.

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Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,179,786	$3,251,170
Net realized gains (losses) on investment and foreign currency transactions	16,429,721	20,214,592
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,329,788	1,142,033

Change in net assets resulting from operations	21,939,295	24,607,795

Distributions to Class I shareholders from:
Net investment income	(72,460)	(74,676)
Net realized gains on investments	(266,274)	(217,911)
Distributions to Class II shareholders from:
Net investment income	(45,734)	(34,685)
Net realized gains on investments	(183,372)	(101,702)
Distributions to Class III shareholders from:
Net investment income	(2,331,664)	(1,417,497)
Net realized gains on investments	(8,950,356)	(3,745,271)
Distributions to Class IV shareholders from:
Net investment income	(1,177,842)	(818,783)
Net realized gain on investment	(4,384,367)	(2,306,987)
Distributions to Class VI shareholders from:
Net investment income	(1,187,644)	(397,391)
Net realized gain on investment	(5,073,827)	(1,258,216)

Change in net assets from shareholder distributions	(23,673,540)	(10,373,119)

Change in net assets from capital transactions	57,732,229	52,903,938

Change in net assets	55,997,984	67,138,614
Net Assets:
Beginning of period	232,865,868	165,727,254

End of period	$288,863,852	$232,865,868

Accumulated net investment income (loss)	$(530,014)	$105,544

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,454	$2,480,848
Dividends reinvested	338,734	292,587
Cost of shares redeemed	(685,762)	(4,897,928)

	(344,574)	(2,124,493)

Class II Shares
Proceeds from shares issued	567	108,851
Dividends reinvested	229,107	136,387
Cost of shares redeemed	(319,158)	(946,022)

	(89,484)	(700,784)

Class III Shares
Proceeds from shares issued	23,687,391	57,578,590
Dividends reinvested	11,282,013	5,162,763
Cost of shares redeemed	(14,585,097)	(22,850,548)

	20,384,307	39,890,805

9

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL VALUE FUND

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
Class IV Shares
Proceeds from shares issued	$421,278	$1,068,265
Dividends reinvested	5,562,361	3,125,766
Cost of shares redeemed	(6,314,369)	(15,750,152)

	(330,730)	(11,556,121)

Class VI Shares
Proceeds from shares issued	36,058,767	34,500,352
Dividends reinvested	6,261,467	1,655,605
Cost of shares redeemed	(4,207,524)	(8,761,426)

	38,112,710	27,394,531

Change in net assets from capital transactions	$57,732,229	$52,903,938

SHARE TRANSACTIONS:
Class I Shares
Issued	93	159,617
Reinvested	20,914	19,711
Redeemed	(38,714)	(318,142)

	(17,707)	(138,814)

Class II Shares
Issued	—	6,814
Reinvested	14,209	9,203
Redeemed	(18,528)	(60,296)

	(4,319)	(44,279)

Class III Shares
Issued	1,323,395	3,716,743
Reinvested	698,886	347,890
Redeemed	(831,505)	(1,491,197)

	1,190,776	2,573,436

Class IV Shares
Issued	22,970	68,171
Reinvested	343,555	210,303
Redeemed	(357,566)	(1,012,262)

	8,959	(733,788)

Class VI Shares
Issued	2,023,147	2,211,094
Reinvested	389,031	111,747
Redeemed	(241,010)	(573,999)

	2,171,168	1,748,842

See notes to financial statements.

10

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT International Value Fund

		Investment Activities				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(a)
Class I Shares
Period Ended December 31, 2003(b)	$9.25	0.02	0.09	3.90	4.01	—	—	—	$13.26	45.08%	(d)	$542	1.20%	(e)	0.56%	(e)	91.20%
Year Ended December 31, 2004	$13.26	0.18	0.01	2.46	2.65	(0.33)	—	(0.33)	$15.58	20.29%		$6,247	0.86%		1.33%		42.68%
Year Ended December 31, 2005	$15.58	0.35	—	1.43	1.78	(0.21)	(0.55)	(0.76)	$16.60	12.09%		$4,349	0.91%		1.92%		48.94%
Six Months Ended June 30, 2006 (Unaudited)	$16.60	0.28	—	1.25	1.53	(0.31)	(1.18)	(1.49)	$16.64	9.49%	(d)	$4,065	1.01%	(e)	3.09%	(e)	25.87%

Class II Shares
Period Ended December 31, 2003(b)	$9.25	0.01	0.09	3.87	3.97	—	—	—	$13.22	44.64%	(d)	$1,523	1.45%	(e)	0.20%	(e)	91.20%
Year Ended December 31, 2004	$13.22	0.14	0.01	2.46	2.61	(0.30)	—	(0.30)	$15.53	20.00%		$3,368	1.10%		1.69%		42.68%
Year Ended December 31, 2005	$15.53	0.23	—	1.51	1.74	(0.18)	(0.55)	(0.73)	$16.54	11.79%		$2,852	1.17%		1.40%		48.94%
Six Months Ended June 30, 2006 (Unaudited)	$16.54	0.26	—	1.24	1.50	(0.29)	(1.18)	(1.47)	$16.57	9.39%	(d)	$2,787	1.26%	(e)	2.87%	(e)	25.87%

Class III Shares
Period Ended December 31, 2003(b)	$9.25	0.05	0.09	3.84	3.98	—	—	—	$13.23	44.75%	(d)	$9,620	1.13%	(e)	1.30%	(e)	91.20%
Year Ended December 31, 2004	$13.23	0.18	0.01	2.45	2.64	(0.33)	—	(0.33)	$15.54	20.26%		$69,043	0.86%		1.42%		42.68%
Year Ended December 31, 2005	$15.54	0.24	—	1.54	1.78	(0.21)	(0.55)	(0.76)	$16.56	12.05%		$116,151	0.93%		1.64%		48.94%
Six Months Ended June 30, 2006 (Unaudited)	$16.56	0.28	—	1.25	1.53	(0.31)	(1.18)	(1.49)	$16.60	9.58%	(d)	$136,156	1.01%	(e)	3.22%	(e)	25.87%

Class IV Shares(c)
Year Ended December 31, 2001	$14.14	0.12	—	(1.67)	(1.55)	(0.17)	(1.22)	(1.39)	$11.20	(12.20%	)	$68,746	1.08%		1.04%		36.00%
Year Ended December 31, 2002	$11.20	0.18	—	(1.41)	(1.23)	(0.12)	—	(0.12)	$9.85	(11.10%	)	$59,335	1.00%		1.63%		35.00%
Year Ended December 31, 2003	$9.85	0.18	0.09	3.41	3.68	(0.27)	—	(0.27)	$13.26	38.52%		$77,347	1.12%		1.62%		91.20%
Year Ended December 31, 2004	$13.26	0.22	0.01	2.39	2.62	(0.31)	—	(0.31)	$15.57	20.04%		$73,953	1.00%		1.56%		42.68%
Year Ended December 31, 2005	$15.57	0.25	—	1.52	1.77	(0.19)	(0.55)	(0.74)	$16.60	11.97%		$66,597	1.03%		1.56%		48.94%
Six Months Ended June 30, 2006 (Unaudited)	$16.60	0.28	—	1.25	1.53	(0.31)	(1.18)	(1.49)	$16.64	9.56%	(d)	$66,903	1.01%	(e)	3.13%	(e)	25.87%

Class VI Shares
Period Ended December 31, 2004(f)	$13.63	0.13	0.01	1.95	2.09	(0.17)	—	(0.17)	$15.55	15.45%	(d)	$13,117	1.11%	(e)	0.63%	(e)	42.68%
Year Ended December 31, 2005	$15.55	0.20	—	1.55	1.75	(0.19)	(0.55)	(0.74)	$16.56	11.80%		$42,916	1.19%		1.41%		48.94%
Six Months Ended June 30, 2006 (Unaudited)	$16.56	0.25	—	1.26	1.51	(0.31)	(1.18)	(1.49)	$16.58	9.43%	(d)	$78,953	1.26%	(e)	3.12%	(e)	25.87%

(a)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(b)	For the period from April 28, 2003 (commencement of operations) through December 31, 2003.

(c)	The GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.

(d)	Not annualized.

(e)	Annualized.

(f)	For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT International Value Fund (the “Fund”), (formerly “Dreyfus GVIT International Value Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$2,500,000	5.31%	07/03/06
Bank Note — Floating Rate	U.S. Bank N.A.	1,999,616	5.10%	07/03/06
Commercial Paper	Aegis Finance LLC	4,977,310	5.29%	07/21/06
Funding Agreement — GIC	GE Life and Annuity	1,000,000	5.28%	07/14/06
Master Note — Floating	CDC Financial Product Inc.	1,000,000	5.41%	07/03/06
Master Note — Floating	Citigroup Global Markets Inc.	10,500,000	5.38%	07/03/06
Medium Term Note — Floating	Beta Finance Inc.	4,000,000	5.37%	07/03/06
Medium Term Note — Floating	Dorada Finance Inc.	2,500,000	5.37%	07/03/06
Medium Term Note — Floating	General Electric Capital Corp.	3,000,171	5.27%	09/08/06
Medium Term Note — Floating	ISLANDSBANKI HF Corp.	1,000,000	5.34%	07/24/06
Medium Term Note — Floating	Tango Finance Corp.	997,316	5.39%	07/03/06
Repurchase Agreement	Bank of America Securities LLC	7,826,527	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following value on loan:

Value of Loaned Securities	Value of Collateral
$39,656,767	$41,300,939

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$299,107,227	$32,983,348	$(7,955,566)	$25,027,782

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the The Boston Company (“TBC”), an affiliate of the Dreyfus Corporation, the Fund’s subadviser (the “subadviser”). The subadviser manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GMF pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	0.75%	0.375%	0.375%
$500 million up to $2 billion	0.70%	0.400%	0.300%
$2 billion or more	0.65%	0.350%	0.300%

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect

16

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares and Class VI shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares and Class VI shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $198,173 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III or Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III or Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III or Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $54,587.

17

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $97,961,789 and sales of $65,955,620.

6. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credits) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund underperformed its benchmark, the MSCI EAFE Index for the one-year period ended September 30, 2005 and ranked in the fourth quartile of the Lipper International Value Funds category for the one-year period. The Board noted that the Fund ranked in the third quartile of the Lipper International Value Funds category for the three-year period, and in the second quartile for the five-year period. The Board discussed with management the Fund’s disappointing performance. Management explained that the Fund’s underweighting in Japanese securities had been the primary reason for the most recent underperformance.

Next the Board discussed with the Fund’s CCO and management, the compliance oversight questions raised in connection with Dreyfus’ recent implementation of a “dual employee” arrangement with its affiliated company, TBC, whereby portfolio management employees of TBC provide portfolio management services to the Fund on behalf of Dreyfus. The Board considered that although Dreyfus and TBC are affiliated companies, under certain circumstances their management structures, supervisory chains of command and internal resources may be distinct. Therefore, the Board concluded that it

19

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

would be in the best interests of the Fund and its shareholders to terminate the subadvisory agreement with Dreyfus and hire TBC directly as the Fund’s subadviser, effective on May 1, 2006, as permitted under the Fund’s exemptive order (which permits the Fund’s investment adviser to hire and fire unaffiliated subadvisers with Board approval). However, management noted that they had been meeting regularly with the portfolio management team, will continue to monitor the performance of the Fund, and may make recommendations to the Board in the future.

Next, the Board reviewed the Fund’s contractual advisory fee (including the subadvisory fee) and breakpoints and considered that the contractual advisory fee placed the Fund in the first quintile of the Fund’s Lipper-constructed Expense Group. Moreover, the Board considered that the Fund’s total expenses were the lowest in its Lipper Expense Group. Finally, the Board considered the adviser’s profitability in light of all of these factors and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

24

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

25

Gartmore GVIT Investor Destinations Aggressive Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

4	Statement of Assets and Liabilities

4	Statement of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIDA (8/06)

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

			Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*[2]	Annualized Expense Ratio*[2]
GVIT Investor Destinations Aggressive Fund
Class II	Actual		$1,000.00	$1,051.70	$2.85	0.56%
	Hypothetical	[1]	$1,000.00	$1,022.02	$2.81	0.56%
Class VI	Actual		$1,000.00	$1,052.60	$2.85	0.56%
	Hypothetical	[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

2	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Investor Destinations Aggressive Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	100.0%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings
Gartmore S&P 500 Index Fund, Institutional Class	29.4%
Gartmore International Index Fund, Institutional Class	28.8%
Gartmore Mid Cap Market Index Fund, Institutional Class	14.6%
Gartmore Small Cap Index Fund, Institutional Class	10.0%
JP Morgan Equity Index Fund	9.9%
Gartmore Bond Index Fund, Institutional Class	5.0%
GVIT International Index Fund, ID Class	1.2%
GVIT S&P 500 Index Fund, ID Class	0.7%
GVIT Mid Cap Index Fund, ID Class	0.4%

100.0%

Asset Allocation Detail
Equity Funds	95.0%
Fixed Income Funds	5.0%

100.0%

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (95.0%)
GVIT International Index Fund, ID Class (b)	803,042	$7,669,049
GVIT Mid Cap Index Fund, ID Class (b)	140,155	2,480,744
GVIT S&P 500 Index Fund, ID Class (b)	517,493	4,584,988
Gartmore International Index Fund, Institutional Class (b)	18,821,021	185,763,474
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	6,135,125	94,235,517
Gartmore S&P 500 Index Fund, Institutional Class (b)	17,421,400	189,370,614
Gartmore Small Cap Index Fund, Institutional Class (b)	5,013,803	64,477,507
JP Morgan Equity Index Fund	2,212,956	63,954,428

		612,536,321

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class (b)	3,074,948	32,348,453

Total Mutual Funds		644,884,774

Total Investments (Cost $579,924,773) (a) — 100.0%		644,884,774
Liabilities in excess of other assets — (0.0%)		(238,003)

NET ASSETS — 100.0%		$644,646,771

(a)	See notes to financial Statements for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $521,694,396)	$580,930,346
Investments, at value (cost $58,230,377)	63,954,428

Total Investments	644,884,774

Interest and dividends receivable	389,296
Receivable for capital shares issued	25,727
Receivable for investments sold	3,024,672
Prepaid expenses and other assets	7,708

Total Assets	648,332,177

Liabilities:
Payable for investments purchased	1,963,795
Payable for capital shares redeemed	1,475,899
Accrued expenses and other payables:
Investment advisory fees	67,356
Distribution fees	129,532
Administrative servicing fees	24,405
Other	24,419

Total Liabilities	3,685,406

Net Assets	$644,646,771

Represented by:
Capital	$570,710,170
Accumulated net investment income (loss)	28,331
Accumulated net realized gains (losses) from investment transactions	8,948,269
Net unrealized appreciation (depreciation) on investments	64,960,001

Net Assets	$644,646,771

Net Assets:
Class II Shares	$637,591,610
Class VI Shares	7,055,161

Total	$644,646,771

Shares outstanding (unlimited number of shares authorized):
Class II Shares	51,793,694
Class VI Shares	574,233

Total	52,367,927

Net asset value and offering price per share:*
Class II Shares	$12.31
Class VI Shares	$12.29

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Dividend income from affiliates	$5,212,852
Dividend income	773,929

Total Income	5,986,781

Expenses:
Investment advisory fees	409,050
Distribution Fees Class II	776,971
Distribution Fees Class VI	9,672
Administrative servicing fees Class II Shares	455,496
Administrative servicing fees Class VI Shares	5,894
Trustee fees	11,159
Other	84,059

Total expenses before earnings credit	1,752,301

Earnings credit (Note 6)	(283)

Total Expenses	1,752,018

Net Investment Income (Loss)	4,234,763

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) on investment transactions with affiliates	8,961,976
Realized gains distributions from underlying funds	14,894

Net realized gains (losses) on investment transactions	8,976,870
Net change in unrealized appreciation/depreciation on investments	17,084,260

Net realized/unrealized gains (losses) on investments	26,061,130

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$30,295,893

See notes to financial statements.

4

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GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,234,763	$9,513,712
Net realized gains (losses) on investment transactions	8,976,870	15,706,802
Net change in unrealized appreciation/depreciation on investments	17,084,260	16,185,898

Change in net assets resulting from operations	30,295,893	41,406,412

Distributions to Class II Shareholders from:
Net investment income	(4,456,823)	(9,274,904)
Net realized gains on investments	(9,376,448)	(10,008,234)
Distributions to Class VI Shareholders from:
Net investment income	(66,047)	(81,895)
Net realized gains on investments	(110,753)	(90,264)

Change in net assets from shareholder distributions	(14,010,071)	(19,455,297)

Change in net assets from capital transactions	43,214,554	230,657,745

Change in net assets	59,500,376	252,608,860
Net Assets:
Beginning of period	585,146,395	332,537,535

End of period	$644,646,771	$585,146,395

Accumulated net investment income (loss)	$28,331	$316,438

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$49,946,451	$229,501,873
Dividends reinvested	13,833,259	19,283,086
Cost of shares redeemed	(19,993,297)	(24,858,434)

	43,786,413	223,926,525

Class VI Shares
Proceeds from shares issued	3,352,052	6,924,731
Dividends reinvested	176,800	172,159
Cost of shares redeemed	(4,100,711)	(365,670)

	(571,859)	6,731,220

Change in net assets from capital transactions	$43,214,554	$230,657,745

SHARE TRANSACTIONS:
Class II Shares
Issued	3,972,163	19,960,163
Reinvested	1,143,665	1,646,096
Redeemed	(1,595,299)	(2,158,836)

	3,520,529	19,447,423

Class VI Shares
Issued	270,331	588,182
Reinvested	14,597	14,467
Redeemed	(321,459)	(30,125)

	(36,531)	572,524

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Aggressive Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.11	0.13	(0.02)	—	(0.02)	$10.11	1.31%	(e)	$506	0.61%	(f)	4.36%	(f)	24.83%	(f)	(19.86%	)(f)	10.90%
Year Ended December 31, 2002	$10.11	0.09	(1.96)	(1.87)	(0.09)	—	(0.09)	$8.15	(18.50%	)	$19,493	0.56%		1.41%		(g	)	(g	)	111.74%
Year Ended December 31, 2003	$8.15	0.12	2.46	2.58	(0.12)	(0.12)	(0.24)	$10.49	31.87%		$94,500	0.55%		1.60%		(g	)	(g	)	49.13%
Year Ended December 31, 2004(d)	$10.49	0.17	1.28	1.45	(0.17)	(0.25)	(0.42)	$11.52	14.03%		$332,097	0.56%		2.13%		(g	)	(g	)	18.26%
Year Ended December 31, 2005	$11.52	0.22	0.68	0.90	(0.22)	(0.23)	(0.45)	$11.97	7.93%		$577,843	0.56%		2.04%		(g	)	(g	)	9.12%
Six Months Ended June 30, 2006 (Unaudited)	$11.97	0.09	0.52	0.61	(0.09)	(0.18)	(0.27)	$12.31	5.17%	(e)	$637,592	0.56%	(f)	1.42%	(f)	(g	)	(g	)	5.81%

Class VI Shares
Period Ended December 31, 2004(h)	$10.52	0.17	1.15	1.32	(0.17)	(0.15)	(0.32)	$11.52	12.58%	(e)	$440	0.41%	(f)	3.59%	(f)	(g	)	(g	)	18.26%
Year Ended December 31, 2005	$11.52	0.23	0.68	0.91	(0.24)	(0.23)	(0.47)	$11.96	7.95%		$7,303	0.51%		3.82%		(g	)	(g	)	9.12%
Six Months Ended June 30, 2006 (Unaudited)	$11.96	0.10	0.51	0.61	(0.10)	(0.18)	(0.28)	$12.29	5.26%	(e)	$7,055	0.56%	(f)	1.47%	(f)	(g	)	(g	)	5.81%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Aggressive Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other affiliated mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Trust’s Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value.

The following policies, (b) through (i), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$579,994,699	$66,573,383	$(1,683,308)	$64,890,075

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Funds for expenses associated with the distribution of the shares of the Funds. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $472,291 in Administrative Services Fees from the Fund.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $1,224.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $70,495,320 and sales of $36,819,213.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

11

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its composite benchmark by 528 basis points for the one-year period ended September 30, 2005, and by 304 basis points for the three-year period. The Board noted however, that the Fund ranked in the third quartile of the Lipper Global Multi-Cap Core Funds category for the one-year period and in the second quartile for the three-year period. The Board and management discussed the comparability of the Fund to other funds in its Lipper peer group, and noted that certain of the funds in the peer group are actively-managed products.

Next, the board reviewed the contractual advisory fee for the Fund which placed the Fund in the fourth quintile of the Fund’s Lipper-constructed Expense Group. Moreover, the Board considered that the Fund’s total expenses placed the Fund above the median of its Lipper Expense Group by 32 basis points. The Board discussed with management the reasons for this expense disparity. Management explained that the Fund share class used in the Lipper report was a share class with distribution expenses (Rule 12b-1 and administrative services fees) which are not found in most of the Fund’s peers in the

12

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

Lipper reports either because Lipper had selected a share class without a Rule 12b-1 fee, or the actively managed underlying funds had higher fees and distribution expenses may have been paid by the advisers of these other funds from profits. Without these fees, the Fund’s expenses are at the median of the Lipper Expense group. The Board was satisfied with management’s explanation of the expense disparity.

As the Fund is a “fund-of-funds” that invests its assets in one or more underlying funds (as well as a Nationwide insurance contract) the Fund bears its proportionate share of the operating expenses (including advisory fees) of each underlying fund in which the Fund invest. Therefore, as shareholders of the Fund, you indirectly bear a proportionate share of these underlying fund expenses. The Board considered whether the Fund’s payment of its proportionate share of the advisory fees of the underlying funds are for advisory services that are “in addition to” those advisory and subadvisory services your Fund receives from its adviser and subadviser, Fund Asset Management (“FAM”). The Board considered management’s reports that there was no layering of fees and noted the additional services management provides to the Fund that are in addition to the advisory services that are provided to the underlying funds. Finally, the Board considered the adviser’s profitability in connection with managing this Fund and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

14

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

15

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

4	Statement of Assets and Liabilities

4	Statement of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIDMA (8/06)

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*[2]	Annualized Expense Ratio*[2]
GVIT Investor Destinations Moderately Conservative Fund
Class II	Actual	$1,000.00	$1,041.80	$2.84	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%
Class VI	Actua[l]	$1,000.00	$1,041.70	$2.83	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

2	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Investor Destinations Moderately Aggressive Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	97.4%
Fixed Contract	2.6%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings
Gartmore International Index Fund, Institutional Class	24.5%
Gartmore S&P 500 Index Fund, Institutional Class	23.4%
Gartmore Bond Index Fund, Institutional Class	15.0%
Gartmore Mid Cap Market Index Fund, Institutional Class	13.7%
JP Morgan Equity Index Fund	9.1%
Gartmore Small Cap Index Fund, Institutional Class	5.0%
Nationwide Fixed Contract, 3.50%	2.6%
GVIT S&P 500 Index Fund, ID Class	2.5%
Gartmore Enhanced Income Fund, Institutional Class	2.4%
GVIT Mid Cap Index Fund, ID Class	1.3%
Other Assets	0.5%

100.0%

Asset Allocation Detail
Equity Funds	80.0%
Fixed Income Funds	17.4%
Fixed Contract	2.6%

100.0%

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares		Value
MUTUAL FUNDS (97.4%)
Equity Funds (80.0%)
GVIT International Index Fund, ID Class (b)	803,042	$ 7,669,049
GVIT Mid Cap Index Fund, ID Class (b)	1,061,096	18,781,403
GVIT S&P 500 Index Fund, ID Class (b)	4,221,093	37,398,883
Gartmore International Index Fund, Institutional Class (b)	36,986,570	365,057,448
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	13,336,881	204,854,496
Gartmore S&P 500 Index Fund, Institutional Class (b)	32,074,411	348,648,844
Gartmore Small Cap Index Fund, Institutional Class (b)	5,796,680	74,545,300
JP Morgan Equity Index Fund	4,697,902	135,769,370

		1,192,724,793

Fixed Income Funds (17.4%)
Gartmore Bond Index Fund, Institutional Class (b)	21,328,971	224,380,770
Gartmore Enhanced Income Fund, Institutional Class (b)	3,948,436	35,891,284

		260,272,054

Total Mutual Funds		1,452,996,847

Principal Amount		Value
FIXED CONTRACT (2.6%)
Nationwide Fixed Contract, 3.50% (b) (c)	$38,772,060	$38,772,060

Total Fixed Contract		38,772,060

Total Investments (Cost $1,369,316,645) (a) — 100.0%		1,491,768,907
Liabilities in excess of other assets — (0.0%)		(590,331)

NET ASSETS — 100.0%		$1,491,178,576

(a)	See Notes to Financial Statements for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in affiliates, at value (cost $1,247,235,355)	$1,355,999,538
Investments, at value (cost $122,081,290)	135,769,369

Total Investments	1,491,768,907

Interest and dividends receivable	1,460,404
Receivable for capital shares issued	4,305,008
Receivable for investments sold	3,332,522
Prepaid expenses and other assets	15,911

Total Assets	1,500,882,752

Liabilities:
Payable for investments purchased	9,091,054
Payable for capital shares redeemed	2,949
Accrued expenses and other payables:
Investment advisory fees	153,682
Distribution fees	295,546
Administrative servicing fees	102,701
Other	58,244

Total Liabilities	9,704,176

Net Assets	$1,491,178,576

Represented by:
Capital	$1,354,244,044
Accumulated net investment income (loss)	200,704
Accumulated net realized gains (losses) from investment transactions	14,281,566
Net unrealized appreciation (depreciation) on investments	122,452,262

Net Assets	$1,491,178,576

Net Assets:
Class II Shares	$1,483,167,844
Class VI Shares	8,010,732

Total	$1,491,178,576

Shares outstanding (unlimited number of shares authorized):
Class II Shares	122,860,693
Class VI Shares	665,162

Total	123,525,855

Net asset value and offering price per share:*
Class II Shares	$12.07
Class VI Shares	$12.04

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income from affiliates	$505,577
Dividend income from affiliates	13,281,821
Dividend income	1,616,932

Total Income	15,404,330

Expenses:
Investment advisory fees	878,385
Distribution Fees Class II	1,678,861
Distribution Fees Class VI	10,358
Administrative servicing fees Class II Shares	988,506
Administrative servicing fees Class VI Shares	6,252
Trustee fees	23,273
Other	172,978

Total expenses before earnings credit	3,758,613
Earnings credit (Note 6)	(2)

Total Expenses	3,758,611

Net Investment Income (Loss)	11,645,719

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) on investment transactions with affiliates	14,759,877
Realized gains distributions from underlying funds	171,031

Net realized gains (losses) on investment transactions	14,930,908

Net change in unrealized appreciation/depreciation on investments	23,671,282

Net realized/unrealized gains (losses) on investments	38,602,190

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$50,247,909

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$11,645,719	$21,730,107
Net realized gains (losses) on investment transactions	14,930,908	32,358,584
Net change in unrealized appreciation/depreciation on investments	23,671,282	21,712,416

Change in net assets resulting from operations	50,247,909	75,801,107

Distributions to Class II Shareholders from
Net investment income	(12,160,847)	(21,230,457)
Net realized gains on investments	(18,562,857)	(22,011,477)
Distributions to Class VI Shareholders from:
Net investment income	(75,425)	(122,729)
Net realized gains on investments	(101,698)	(124,368)

Change in net assets from shareholder distributions	(30,900,827)	(43,489,031)

Change in net assets from capital transactions	262,158,302	440,365,885

Change in net assets	281,505,384	472,677,961
Net Assets:
Beginning of period	1,209,673,192	736,995,231

End of period	$1,491,178,576	$1,209,673,192

Accumulated net investment income (loss)	$200,704	$791,257

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$258,098,928	$435,840,304
Dividends reinvested	30,723,594	43,241,870
Cost of shares redeemed	(26,987,736)	(43,389,400)

	261,834,786	435,692,774

Class VI Shares
Proceeds from shares issued	1,922,044	5,334,070
Dividends reinvested	177,122	247,097
Cost of shares redeemed	(1,775,650)	(908,056)

	323,516	4,673,111

Change in net assets from capital transactions	$262,158,302	$440,365,885

SHARE TRANSACTIONS:
Class II Shares
Issued	20,991,889	37,794,353
Reinvested	2,577,818	3,715,195
Redeemed	(2,186,986)	(3,761,566)

	21,382,721	37,747,982

Class VI Shares
Issued	155,748	459,055
Reinvested	14,876	21,190
Redeemed	(146,028)	(78,798)

	24,596	401,447

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.09	0.11	(0.02)	—	(0.02)	$10.09	1.12%	(e)	$505	0.61%	(f)	4.56%	(f)	24.85%	(f)	(19.68%	)(f)	11.10%
Year Ended December 31, 2002	$10.09	0.12	(1.59)	(1.47)	(0.12)	(0.01)	(0.13)	$8.49	(14.59%	)	$71,962	0.56%		1.89%		(g	)	(g	)	43.38%
Year Ended December 31, 2003	$8.49	0.14	2.10	2.24	(0.13)	—	(0.13)	$10.60	26.64%		$290,666	0.56%		1.73%		(g	)	(g	)	22.22%
Year Ended December 31, 2004(d)	$10.60	0.19	1.08	1.27	(0.19)	(0.16)	(0.35)	$11.52	12.09%		$734,244	0.55%		2.11%		(g	)	(g	)	11.44%
Year Ended December 31, 2005	$11.52	0.24	0.57	0.81	(0.24)	(0.24)	(0.48)	$11.85	7.07%		$1,202,098	0.57%		2.23%		(g	)	(g	)	7.53%
Six Months Ended June 30, 2006 (Unaudited)	$11.85	0.11	0.38	0.49	(0.11)	(0.16)	(0.27)	$12.07	4.18%	(e)	$1,483,168	0.56%	(f)	1.79%	(f)	(g	)	(g	)	3.30%

Class VI Shares
Period Ended December 31, 2004(h)	$10.63	0.17	0.98	1.15	(0.17)	(0.10)	(0.27)	$11.51	10.92%	(e)	$2,751	0.41%	(f)	4.26%	(f)	(g	)	(g	)	11.44%
Year Ended December 31, 2005	$11.51	0.25	0.57	0.82	(0.26)	(0.24)	(0.50)	$11.83	7.16%		$7,575	0.48%		2.59%		(g	)	(g	)	7.53%
Six Months Ended June 30, 2006 (Unaudited)	$11.83	0.11	0.37	0.48	(0.11)	(0.16)	(0.27)	$12.04	4.17%	(e)	$8,011	0.56%	(f)	1.69%	(f)	(g	)	(g	)	3.30%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Moderately Aggressive Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other affiliated mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 0-10%.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Trust’s Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (i), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$1,370,166,133	$131,733,342	$(10,130,548)	$121,602,794

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Funds for expenses associated with the distribution of the shares of the Funds. GDSI is majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $1,014,990 in Administrative Services Fees from the Fund.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $542.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $279,111,641 and sales of $43,924,665.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its composite benchmark by 434 basis points over the one-year period ended September 30, 2005 and by 232 basis points over the three-year period. The Board also considered that the Fund’s performance placed it in the second quartile of the Lipper Global Flexible Funds category for both the one- and three-year periods, and noted that the Fund beat its category median by 12 basis points and 48 basis points, respectively, over those periods.

Next, the Board reviewed the Fund’s contractual advisory fee which placed the Fund in the fourth quintile of its Lipper-constructed Expense Group. The Board also considered that the Fund’s total expenses placed the fund above the median of its Lipper Expense Group by 32 basis points. The Board discussed with management the reasons for this expense disparity. Management explained that the Fund share class used in the Lipper report was a share class with distribution expenses (Rule 12b-1 and administrative services fees) which are not found in most of the Fund’s peers in the Lipper reports either because Lipper had selected a share class without a Rule 12b-1 fee, or the actively managed underlying funds had higher fees and

12

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

distribution expenses may have been paid by the advisers of these other funds from profits. Without these fees, the Fund’s expenses are at the median of the Lipper Expense group. The Board was satisfied with management’s explanation of the expense disparity.

As the Fund is a “fund-of-funds” that invests its assets in one or more underlying funds (as well as a Nationwide insurance contract) the Fund bears its proportionate share of the operating expenses (including advisory fees) of each underlying fund in which the Fund invest. Therefore, as shareholders of the Fund, you indirectly bear a proportionate share of these underlying fund expenses. The Board considered whether the Fund’s payment of its proportionate share of the advisory fees of the underlying funds are for advisory services that are “in addition to” those advisory and subadvisory services your Fund receives from its adviser and subadviser, Fund Asset Management (“FAM”). The Board considered management’s reports that there was no layering of fees and noted the additional services management provides to the Fund that are in addition to the advisory services that are provided to the underlying funds. Finally, the Board reviewed the adviser’s profitability in light of all of these factors, and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

14

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Gartmore GVIT Investor Destinations Moderate Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

4	Statement of Assets and Liabilities

4	Statement of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIDM (8/06)

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*[2]	Annualized Expense Ratio*[2]
GVIT Investor Destinations Moderate Fund
Class II	Actual	$1,000.00	$1,029.20	$2.77	0.55%
	Hypothetical[1]	$1,000.00	$1,022.07	$2.76	0.55%
Class VI	Actual	$1,000.00	$1,029.10	$2.82	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

2	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Investor Destinations Moderate Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	92.2%
Fixed Contract	7.8%
Liabilities in excess of other assets	0.0%

100.0%

Asset Allocation Detail
Equity Funds	59.9%
Fixed Income Funds	32.3%
Fixed Contract	7.8%

100.0%

Top Holdings
Gartmore S&P 500 Index Fund, Institutional Class	27.5%
Gartmore Bond Index Fund, Institutional Class	25.1%
Gartmore International Index Fund, Institutional Class	14.6%
Gartmore Mid Cap Market Index Fund, Institutional Class	9.0%
Nationwide Fixed Contract, 3.50%	7.8%
Gartmore Enhanced Income Fund, Institutional Class	7.2%
Gartmore Small Cap Index Fund, Institutional Class	5.0%
GVIT S&P 500 Index Fund, ID Class	2.5%
GVIT Mid Cap Index Fund, ID Class	0.9%
GVIT International Index Fund, ID Class	0.4%

100.0%

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares		Value
MUTUAL FUNDS (92.2%)
Equity Funds (59.9%)
GVIT International Index Fund, ID Class (b)	803,042	$ 7,669,049
GVIT Mid Cap Index Fund, ID Class (b)	1,082,478	19,159,853
GVIT S&P 500 Index Fund, ID Class (b)	5,658,517	50,134,464
Gartmore International Index Fund, Institutional Class (b)	29,942,331	295,530,808
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	11,912,330	182,973,384
Gartmore S&P 500 Index Fund, Institutional Class (b)	51,174,356	556,265,249
Gartmore Small Cap Index Fund, Institutional Class (b)	7,858,991	101,066,619

		1,212,799,426

Fixed Income Funds (32.3%)
Gartmore Bond Index Fund, Institutional Class (b)	48,194,593	507,007,118
Gartmore Enhanced Income Fund, Institutional Class (b)	16,028,058	145,695,045

		652,702,163

Total Mutual Funds		1,865,501,589

Principal Amount		Value
FIXED CONTRACT (7.8%)
Nationwide Fixed Contract, 3.50% (b) (c)	$157,982,292	$157,982,292

Total Fixed Contract		157,982,292

Total Investments (Cost $1,888,532,888) (a) — 100.0%		2,023,483,881
Liabilities in excess of other assets — (0.0%)		(741,497)

NET ASSETS — 100.0%		$2,022,742,384

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $1,888,532,888)	$2,023,483,881
Interest and dividends receivable	2,167,520
Receivable for capital shares issued	5,811,327
Receivable for investments sold	3,526,685
Prepaid expenses and other assets	21,747

Total Assets	2,035,011,160

Liabilities:
Payable for investments purchased	11,316,895
Payable for capital shares redeemed	172,622
Accrued expenses and other payables:
Investment advisory fees	209,033
Distribution fees	401,991
Administrative servicing fees	81,583
Other	86,652

Total Liabilities	12,268,776

Net Assets	$2,022,742,384

Represented by:
Capital	$1,872,070,780
Accumulated net investment income (loss)	318,461
Accumulated net realized gains (losses) from investment transactions	15,402,150
Net unrealized appreciation (depreciation) on investments	134,950,993

Net Assets	$2,022,742,384

Net Assets:
Class II Shares	$2,004,987,736
Class VI Shares	17,754,648

Total	$2,022,742,384

Shares outstanding (unlimited number of shares authorized):
Class II Shares	174,211,685
Class VI Shares	1,546,232

Total	175,757,917

Net asset value and offering price per share:*
Class II Shares	$11.51
Class VI Shares	$11.48

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income from affiliates	$2,034,291
Dividend income from affiliates	21,927,174

Total Income	23,961,465

Expenses:
Investment advisory fees	1,175,564
Distribution Fees Class II	2,239,801
Distribution Fees Class VI	20,921
Administrative servicing fees Class II Shares	1,300,145
Administrative servicing fees Class VI Shares	12,602
Trustee fees	30,669
Other	228,076

Total expenses before earnings credit	5,007,778
Earnings credit (Note 6)	(604)

Total Expenses	5,007,174

Net Investment Income (Loss)	18,954,291

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) on investment transactions with affiliates	17,498,948
Realized gains distributions from underlying funds	171,731

Net realized gains (losses) on investment transactions	17,670,679
Net change in unrealized appreciation/depreciation on investments	9,786,643

Net realized/unrealized gains (losses) on investments	27,457,322

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$46,411,613

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$18,954,291	$32,042,155
Net realized gains (losses) on investment transactions	17,670,679	30,278,077
Net change in unrealized appreciation/depreciation on investments	9,786,643	13,980,124

Change in net assets resulting from operations	46,411,613	76,300,356

Distributions to Class II Shareholders from:
Net investment income	(18,455,543)	(31,722,167)
Net realized gains on investments	(18,140,929)	(24,058,008)
Distributions to Class VI Shareholders from:
Net investment income	(180,287)	(322,592)
Net realized gains on investments	(162,221)	(233,387)

Change in net assets from shareholder distributions	(36,938,980)	(56,336,154)

Change in net assets from capital transactions	401,395,298	464,410,031

Change in net assets	410,867,931	484,374,233
Net Assets:
Beginning of period	1,611,874,453	1,127,500,220

End of period	$2,022,742,384	$1,611,874,453

Accumulated net investment income (loss)	$318,461	$—

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$398,761,174	$461,597,186
Dividends reinvested	36,596,460	55,779,957
Cost of shares redeemed	(35,763,027)	(59,202,326)

	399,594,607	458,174,817

Class VI Shares
Proceeds from shares issued	3,540,262	9,543,333
Dividends reinvested	342,508	555,977
Cost of shares redeemed	(2,082,079)	(3,864,096)

	1,800,691	6,235,214

Change in net assets from capital transactions	$401,395,298	$464,410,031

SHARE TRANSACTIONS:
Class II Shares
Issued	34,066,545	40,972,573
Reinvested	3,204,978	4,959,099
Redeemed	(3,057,896)	(5,260,000)

	34,213,627	40,671,672

Class VI Shares
Issued	304,285	851,248
Reinvested	30,040	49,465
Redeemed	(177,988)	(345,516)

	156,337	555,197

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Moderate Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.06	0.08	(0.02)	—	(0.02)	$10.06	0.84%	(e)	$504	0.61%	(f)	4.42%	(f)	24.86%	(f)	(19.83%	)(f)	0.74%
Year Ended December 31, 2002	$10.06	0.15	(1.11)	(0.96)	(0.15)	(0.01)	(0.16)	$8.94	(9.60%	)	$165,555	0.56%		2.41%		(g	)	(g	)	21.58%
Year Ended December 31, 2003	$8.94	0.17	1.60	1.77	(0.17)	—	(0.17)	$10.54	20.05%		$566,916	0.56%		2.01%		(g	)	(g	)	9.90%
Year Ended December 31, 2004(d)	$10.54	0.21	0.78	0.99	(0.21)	(0.06)	(0.27)	$11.26	9.54%		$1,118,116	0.56%		2.19%		(g	)	(g	)	5.54%
Year Ended December 31, 2005	$11.26	0.26	0.33	0.59	(0.26)	(0.19)	(0.45)	$11.40	5.34%		$1,596,055	0.56%		2.41%		(g	)	(g	)	4.20%
Six Months Ended June 30, 2006 (Unaudited)	$11.40	0.11	0.22	0.33	(0.11)	(0.11)	(0.22)	$11.51	2.92%	(e)	$2,004,988	0.55%	(f)	2.10%	(f)	(g	)	(g	)	3.16%

Class VI Shares
Period Ended December 31, 2004(h)	$10.54	0.19	0.72	0.91	(0.19)	(0.02)	(0.21)	$11.24	8.72%	(e)	$9,384	0.41%	(f)	3.84%	(f)	(g	)	(g	)	5.54%
Year Ended December 31, 2005	$11.24	0.27	0.33	0.60	(0.27)	(0.19)	(0.46)	$11.38	5.50%		$15,820	0.47%		2.56%		(g	)	(g	)	4.20%
Six Months Ended June 30, 2006 (Unaudited)	$11.38	0.12	0.21	0.33	(0.12)	(0.11)	(0.23)	$11.48	2.91%	(e)	$17,755	0.56%	(f)	2.07%	(f)	(g	)	(g	)	3.16%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Moderate Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other affiliated mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 5-15%.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Trust’s Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (i), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of future contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$1,891,249,229	$155,845,816	$(23,611,164)	$132,234,652

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Funds for expenses associated with the distribution of the shares of the Funds. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $1,358,635 in Administrative Services Fees from the Fund.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $2,062.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $400,175,843 and sales of $53,250,443.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its composite benchmark by 256 basis points for the one-year period ended September 30, 2005 and by 140 basis points for the trailing three-year period. The Board also considered that the Fund ranked in the second quartile of the Lipper Balanced Funds category for both the one- and three-year periods, beating the category median by 167 basis points and 118 basis points, respectively. The Board discussed with management the small number of peer funds in the report and the comparability of the Fund to others in its peer group since some of these funds are actively-managed.

Next, the Board reviewed the Fund’s contractual advisory fee and considered the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Lipper-constructed Expense Group, while the Fund’s total expenses are above the median of its Lipper Expense Group by 41 basis points. The Board discussed with management the reasons for this expense disparity. Management explained that the Fund share class used in the Lipper report was a share class with distribution expenses (Rule 12b-1 and administrative services fees) which are not found in most of the Fund’s peers in the Lipper reports either because

12

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

Lipper had selected a share class without a Rule 12b-1 fee, or the actively managed underlying funds had higher fees and distribution expenses may have been paid by the advisers of these other funds from profits. Management noted that, without inclusion of these distribution fees, the Fund’s expenses are only 2 basis points above the median of its Lipper Expense Group. The Board was satisfied with management’s explanation of the expense disparity.

As the Fund is a “fund-of-funds” that invests its assets in one or more underlying funds (as well as a Nationwide insurance contract) the Fund bears its proportionate share of the operating expenses (including advisory fees) of each underlying fund in which the Fund invest. Therefore, as shareholders of the Fund, you indirectly bear a proportionate share of these underlying fund expenses. The Board considered whether the Fund’s payment of its proportionate share of the advisory fees of the underlying funds are for advisory services that are “in addition to” those advisory and subadvisory services your Fund receives from its adviser and subadviser, Fund Asset Management (“FAM”). The Board considered management’s reports that there was no layering of fees and noted the additional services management provides to the Fund that are in addition to the advisory services that are provided to the underlying funds. Finally, the Board reviewed the adviser’s profitability in light of all of these factors, and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Gartmore GVIT Investor Destinations Moderately Conservative Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

4	Statement of Assets and Liabilities

4	Statement of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIDMC (8/06)

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*[2]	Annualized Expense Ratio*[2]
GVIT Investor Destinations Moderately Conservative Fund
Class II	Actual	$1,000.00	$1,018.60	$2.80	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%
Class VI	Actual	$1,000.00	$1,018.40	$2.80	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

2	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Investor Destinations Moderately Conservative Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	86.8%
Fixed Contract	13.2%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings
Gartmore Bond Index Fund, Institutional Class	35.0%
Gartmore S&P 500 Index Fund, Institutional Class	18.4%
Nationwide Fixed Contract, 3.50%	13.2%
Gartmore Enhanced Income Fund, Institutional Class	11.8%
Gartmore Mid Cap Market Index Fund, Institutional Class	9.1%
Gartmore International Index Fund, Institutional Class	8.7%
GVIT S&P 500 Index Fund, ID Class	1.6%
GVIT International Index Fund, ID Class	1.3%
GVIT Mid Cap Index Fund, ID Class	0.9%

100.0%

Asset Allocation Detail
Fixed Income Funds	46.9%
Equity Funds	39.9%
Fixed Contract	13.2%

100.0%

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares		Value

MUTUAL FUNDS (86.8%)
Equity Funds (39.9%)
GVIT International Index Fund, ID Class (b)	803,042	$7,669,049
GVIT Mid Cap Index Fund, ID Class (b)	303,707	5,375,618
GVIT S&P 500 Index Fund, ID Class (b)	1,042,262	9,234,445
Gartmore International Index Fund, Institutional Class (b)	5,054,841	49,891,285
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	3,397,442	52,184,716
Gartmore S&P 500 Index Fund, Institutional Class (b)	9,741,143	105,886,220

		230,241,333

Fixed Income Funds (46.9%)
Gartmore Bond Index Fund, Institutional Class (b)	19,214,115	202,132,493
Gartmore Enhanced Income Fund, Institutional Class (b)	7,499,626	68,171,603

		270,304,096

Total Mutual Funds		500,545,429

Principal Amount		Value
FIXED CONTRACT (13.2%)
Nationwide Fixed Contract, 3.50% (b) (c)	$75,957,015	$75,957,015

Total Fixed Contract		75,957,015

Total Investments (Cost $555,662,576) (a) — 100.0%		576,502,444
Liabilities in excess of other assets — (0.0%)		(200,943)

NET ASSETS — 100.0%		$576,301,501

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $555,662,576)	$576,502,444
Interest and dividends receivable	906,811
Receivable for capital shares issued	7,972,772
Prepaid expenses and other assets	6,525

Total Assets	585,388,552

Liabilities:
Payable for investments purchased	8,870,709
Payable for capital shares redeemed	1,173
Accrued expenses and other payables:
Investment advisory fees	60,467
Distribution fees	116,283
Administrative servicing fees	26,652
Other	11,767

Total Liabilities	9,087,051

Net Assets	$576,301,501

Represented by:
Capital	$545,439,803
Accumulated net investment income (loss)	149,482
Accumulated net realized gains (losses) from investment transactions	9,872,348
Net unrealized appreciation (depreciation) on investments	20,839,868

Net Assets	$576,301,501

Net Assets:
Class II Shares	$572,207,987
Class VI Shares	4,093,514

Total	$576,301,501

Shares outstanding (unlimited number of shares authorized):
Class II Shares	52,848,005
Class VI Shares	378,812

Total	53,226,817

Net asset value and offering price per share:*
Class II Shares	$10.83
Class VI Shares	$10.81

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income from affiliates	$1,026,212
Dividend income from affiliates	7,275,162

Total Income	8,301,374

Expenses:
Investment advisory fees	357,319
Distribution Fees Class II	681,943
Distribution Fees Class VI	5,215
Administrative servicing fees Class II Shares	401,643
Administrative servicing fees Class VI Shares	3,129
Trustee fees	11,348
Other	81,325

Total expenses before earnings credit	1,541,922
Earnings credit (Note 6)	(2)

Total Expenses	1,541,920

Net Investment Income (Loss)	6,759,454

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) on investment transactions with affiliates	10,543,843
Realized gains distributions from underlying funds	35,218

Net realized gains (losses) on investment transactions	10,579,061
Net change in unrealized appreciation/depreciation on investments	(7,930,326)

Net realized/unrealized gains (losses) on investments	2,648,735

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,408,189

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$6,759,454	$12,773,673
Net realized gains (losses) on investment transactions	10,579,061	12,711,017
Net change in unrealized appreciation/depreciation on investments	(7,930,326)	(2,994,473)

Change in net assets resulting from operations	9,408,189	22,490,217

Distributions to Class II Shareholders from
Net investment income	(6,559,517)	(12,666,533)
Net realized gains on investments	(7,615,982)	(8,952,770)
Distributions to Class VI Shareholders from:
Net investment income	(50,455)	(107,725)
Net realized gains on investments	(54,581)	(59,047)

Change in net assets from shareholder distributions	(14,280,535)	(21,786,075)

Change in net assets from capital transactions	51,482,830	103,201,873

Change in net assets	46,610,484	103,906,015
Net Assets:
Beginning of period	529,691,017	425,785,002

End of period	$576,301,501	$529,691,017

Accumulated net investment income (loss)	$149,482	$—

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$83,233,250	$137,854,059
Dividends reinvested	14,175,495	21,619,257
Cost of shares redeemed	(45,773,055)	(59,772,596)

	51,635,690	99,700,720

Class VI Shares
Proceeds from shares issued	1,320,594	8,328,684
Dividends reinvested	105,036	166,772
Cost of shares redeemed	(1,578,490)	(4,994,303)

	(152,860)	3,501,153

Change in net assets from capital transactions	$51,482,830	$103,201,873

SHARE TRANSACTIONS:
Class II Shares
Issued	7,536,173	12,685,140
Reinvested	1,314,176	1,990,073
Redeemed	(4,152,713)	(5,480,678)

	4,697,636	9,194,535

Class VI Shares
Issued	119,854	767,804
Reinvested	9,749	15,333
Redeemed	(142,145)	(457,741)

	(12,542)	325,396

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Moderately Conservative Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)	$10.04	0.65%	(e)	$503	0.61%	(f)	4.56%	(f)	24.88%	(f)	(19.71%	)(f)	0.60%
Year Ended December 31, 2002	$10.04	0.18	(0.60)	(0.42)	(0.18)	(0.01)	(0.19)	$9.43	(4.15%	)	$95,669	0.56%		2.96%		(g	)		(g)	35.19%
Year Ended December 31, 2003	$9.43	0.21	1.07	1.28	(0.21)	(0.02)	(0.23)	$10.48	13.70%		$258,529	0.56%		2.32%		(g	)		(g)	12.61%
Year Ended December 31, 2004(d)	$10.48	0.23	0.50	0.73	(0.23)	(0.07)	(0.30)	$10.91	7.16%		$425,066	0.56%		2.35%		(g	)		(g)	7.18%
Year Ended December 31, 2005	$10.91	0.28	0.20	0.48	(0.28)	(0.20)	(0.48)	$10.91	4.49%		$525,426	0.56%		2.66%		(g	)		(g)	11.32%
Six Months Ended June 30, 2006 (Unaudited)	$10.91	0.13	0.07	0.20	(0.13)	(0.15)	(0.28)	$10.83	1.86%	(e)	$572,208	0.56%	(f)	2.46%	(f)	(g	)		(g)	10.27%

Class VI Shares
Period Ended December 31, 2004(h)	$10.44	0.20	0.49	0.69	(0.20)	(0.03)	(0.23)	$10.90	6.67%	(e)	$719	0.41%	(f)	3.37%	(f)	(g	)		(g)	7.18%
Year Ended December 31, 2005	$10.90	0.30	0.20	0.50	(0.30)	(0.20)	(0.50)	$10.90	4.65%		$4,265	0.48%		2.65%		(g	)		(g)	11.32%
Six Months Ended June 30, 2006 (Unaudited)	$10.90	0.14	0.06	0.20	(0.14)	(0.15)	(0.29)	$10.81	1.84%	(e)	$4,094	0.56%	(f)	2.44%	(f)	(g	)		(g)	10.27%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Moderately Conservative Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other affiliated mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 10-20%.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Trust’s Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (i), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$556,957,990	$30,172,296	$(10,627,842)	$19,544,454

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Funds for expenses associated with the distribution of the shares of the Funds. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $412,502 in Administrative Services Fees from the Fund.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had no contributions to capital due to collection of redemption fees.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $84,144,386 and sales of $49,798,686.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

11

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its composite benchmark by 161 basis points over the one-year period ended September 5, 2005 and by 79 basis points over the trailing three-year period. The Board considered that the Fund ranked in the second quartile of the Lipper Income Funds category for the one-year period, and beat the category median by 27 basis points, The Board also considered that the Fund ranked in the third quartile and underperformed its category median by 230 basis points over the three-year period.

Next, the Board reviewed the Fund’s contractual advisory fee and considered the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Lipper-constructed expense group. Moreover, the Board considered that the Fund’s total expenses were above the median of the Fund’s lipper Expense Group by 24 basis points. The Board discussed with management the reasons for this expense disparity. Management explained that the Fund share class used in the Lipper report was a share class with distribution expenses (Rule 12b-1 and administrative services fees) which are not found in most of the Fund’s peers in the Lipper reports either because Lipper had selected a share class without a Rule 12b-1 fee, or the actively

12

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

managed underlying funds had higher fees and distribution expenses may have been paid by the advisers of these other funds from profits. Without these fees, the Fund’s expenses are at the median of the Lipper Expense group. The Board was satisfied with management’s explanation of the expense disparity.

As the Fund is a “fund-of-funds” that invests its assets in one or more underlying funds (as well as a Nationwide insurance contract) the Fund bears its proportionate share of the operating expenses (including advisory fees) of each underlying fund in which the Fund invest. Therefore, as shareholders of the Fund, you indirectly bear a proportionate share of these underlying fund expenses. The Board considered whether the Fund’s payment of its proportionate share of the advisory fees of the underlying funds are for advisory services that are “in addition to” those advisory and subadvisory services your Fund receives from its adviser and subadviser, Fund Asset Management (“FAM”). The Board considered management’s reports that there was no layering of fees and noted the additional services management provides to the Fund that are in addition to the advisory services that are provided to the underlying funds. Finally, the Board reviewed the adviser’s profitability in light of all of these factors and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

13

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

14

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

15

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Gartmore GVIT Investor Destinations Conservative Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

4	Statement of Assets and Liabilities

4	Statement of Operations

5	Statements of Changes in Net Assets

6	Financial Highlights

7	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIDC (8/06)

Shareholder

Expense Example	Gartmore GVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*[2]	Annualized Expense Ratio*[2]
GVIT Investor Destinations Conservative Fund
Class II	Actual	$1,000.00	$1,012.30	$2.79	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%
Class VI	Actual	$1,000.00	$1,012.00	$2.79	0.56%
	Hypothetical[1]	$1,000.00	$1,022.02	$2.81	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

2	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund prospectus.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Investor Destinations Conservative Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Mutual Funds	85.1%
Fixed Contract	14.9%
Liabilities in excess of other assets	0.0%

100.0%

Top Holdings
Gartmore Bond Index Fund, Institutional Class	40.1%
Gartmore Enhanced Income Fund, Institutional Class	20.1%
Nationwide Fixed Contract, 3.50%	14.9%
Gartmore S&P 500 Index Fund, Institutional Class	8.9%
Gartmore GVIT Money Market Fund, ID Class	5.0%
Gartmore Mid Cap Market Index Fund, Institutional Class	4.4%
Gartmore International Index Fund, Institutional Class	2.5%
GVIT International Index Fund, ID Class	2.5%
GVIT S&P 500 Index Fund, ID Class	1.0%
GVIT Mid Cap Index Fund, ID Class	0.6%

100.0%

Asset Allocation Detail
Fixed Income Funds	60.1%
Equity Funds	20.0%
Money Market Fund	5.0%
Fixed Contract	14.9%

100.0%

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares		Value
MUTUAL FUNDS (85.1%)
Equity Funds (20.0%)
GVIT International Index Fund, ID Class (b)	803,042	$7,669,049
GVIT Mid Cap Index Fund, ID Class (b)	107,380	1,900,620
GVIT S&P 500 Index Fund, ID Class (b)	360,657	3,195,425
Gartmore International Index Fund, Institutional Class (b)	784,487	7,742,882
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	879,643	13,511,311
Gartmore S&P 500 Index Fund, Institutional Class (b)	2,541,714	27,628,436

		61,647,723

Fixed Income Funds (60.1%)
Gartmore Bond Index Fund, Institutional Class (b)	11,755,448	123,667,315
Gartmore Enhanced Income Fund, Institutional Class (b)	6,837,668	62,154,402

		185,821,717

Money Market Funds (5.0%)
Gartmore GVIT Money Market Fund, ID Class (b)	15,470,722	15,470,722

		15,470,722

Total Mutual Funds		262,940,162

Principal Amount		Value
FIXED CONTRACT (14.9%)
Nationwide Fixed Contract, 3.50% (b) (c)	$45,930,320	$45,930,320

Total Fixed Contract		45,930,320

Total Investments (Cost $309,572,843) (a) — 100.0%		308,870,482
Liabilities in excess of other assets — (0.0%)		(127,801)

NET ASSETS — 100.0%		$308,742,681

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in affiliated securities, at value (cost $309,572,843)	$308,870,482
Interest and dividends receivable	636,523
Receivable for capital shares issued	310,498
Receivable for investments sold	17,355,596
Prepaid expenses and other assets	4,386

Total Assets	327,177,485

Liabilities:
Payable for investments purchased	631,867
Payable for capital shares redeemed	17,666,094
Accrued expenses and other payables:
Investment advisory fees	33,681
Distribution fees	64,772
Administrative servicing fees	22,256
Other	16,134

Total Liabilities	18,434,804

Net Assets	$308,742,681

Represented by:
Capital	$306,237,874
Accumulated net investment income (loss)	120,513
Accumulated net realized gains (losses) from investment transactions	3,086,655
Net unrealized appreciation (depreciation) on investments	(702,361)

Net Assets	$308,742,681

Net Assets:
Class II Shares	$302,914,066
Class VI Shares	5,828,615

Total	$308,742,681

Shares outstanding (unlimited number of shares authorized):
Class II Shares	29,813,335
Class VI Shares	574,852

Total	30,388,187

Net asset value and offering price per share:*
Class II Shares	$10.16
Class VI Shares	$10.14

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income from affiliates	$894,533
Dividend income from affiliates	4,198,737

Total Income	5,093,270

Expenses:
Investment advisory fees	194,646
Distribution Fees Class II	368,261
Distribution Fees Class VI	6,063
Administrative servicing fees Class II Shares	218,923
Administrative servicing fees Class VI Shares	3,628
Trustee fees	5,035
Other	39,608

Total expenses before earnings credit	836,164
Earnings credit (Note 6)	(1)

Total Expenses	836,163

Net Investment Income (Loss)	4,257,107

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) on investment transactions with affiliates	4,310,708
Realized gains distributions from underlying funds	17,864

Net realized gains (losses) on investment transactions	4,328,572
Net change in unrealized appreciation/depreciation on investments	(4,715,681)

Net realized/unrealized gains (losses) on investments	(387,109)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,869,998

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,257,107	$7,755,784
Net realized gains (losses) on investment transactions	4,328,572	6,580,232
Net change in unrealized appreciation/depreciation on investments	(4,715,681)	(5,118,290)

Change in net assets resulting from operations	3,869,998	9,217,726

Distributions to Class II Shareholders from
Net investment income	(4,067,505)	(7,651,860)
Net realized gains on investments	(3,126,505)	(6,036,605)
Distributions to Class VI Shareholders from:
Net investment income	(69,891)	(103,122)
Net realized gains on investments	(56,609)	(80,678)

Change in net assets from shareholder distributions	(7,320,510)	(13,872,265)

Change in net assets from capital transactions	27,217,232	31,898,976

Change in net assets	23,766,720	27,244,437
Net Assets:
Beginning of period	284,975,961	257,731,524

End of period	$308,742,681	$284,975,961

Accumulated net investment income (loss)	$120,513	$802

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$76,768,468	$106,708,885
Dividends reinvested	7,193,980	13,688,459
Cost of shares redeemed	(58,007,271)	(91,750,457)

	25,955,177	28,646,887

Class VI Shares
Proceeds from shares issued	3,119,850	4,776,266
Dividends reinvested	126,499	183,800
Cost of shares redeemed	(1,984,294)	(1,707,977)

	1,262,055	3,252,089

Change in net assets from capital transactions	$27,217,232	$31,898,976

SHARE TRANSACTIONS:
Class II Shares
Issued	7,442,136	10,236,570
Reinvested	708,325	1,325,239
Redeemed	(5,631,835)	(8,785,180)

	2,518,626	2,776,629

Class VI Shares
Issued	301,713	460,054
Reinvested	12,492	17,817
Redeemed	(192,183)	(164,264)

	122,022	313,607

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Investor Destinations Conservative Fund

		Investment Activities:			Distributions						Ratios/Supplemental Data:
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended December 31, 2001(c)	$10.00	0.02	0.01	0.03	(0.02)	—	(0.02)	$10.01	0.34%	(e)	$502	0.61%	(f)	4.39%	(f)	24.89%	(f)	(19.89%	)(f)	0.40%
Year Ended December 31, 2002	$10.01	0.21	(0.18)	0.03	(0.21)	—	(0.21)	$9.83	0.40%		$90,358	0.56%		3.30%		(g	)	(g	)	28.70%
Year Ended December 31, 2003	$9.83	0.24	0.53	0.77	(0.24)	(0.04)	(0.28)	$10.32	7.91%		$90,624	0.56%		2.55%		(g	)	(g	)	24.84%
Year Ended December 31, 2004(d)	$10.32	0.24	0.23	0.47	(0.24)	(0.10)	(0.34)	$10.45	4.65%		$256,277	0.56%		2.39%		(g	)	(g	)	15.34%
Year Ended December 31, 2005	$10.45	0.29	0.05	0.34	(0.29)	(0.23)	(0.52)	$10.27	3.31%		$280,331	0.57%		2.79%		(g	)	(g	)	30.49%
Six Months Ended June 30, 2006 (Unaudited)	$10.27	0.13	(0.01)	0.12	(0.13)	(0.10)	(0.23)	$10.16	1.23%	(e)	$302,914	0.56%	(f)	2.84%	(f)	(g	)	(g	)	27.61%

Class VI Shares
Period Ended December 31, 2004(h)	$10.26	0.21	0.25	0.46	(0.21)	(0.06)	(0.27)	$10.45	4.48%	(e)	$1,454	0.41%	(f)	3.00%	(f)	(g	)	(g	)	15.34%
Year Ended December 31, 2005	$10.45	0.31	0.04	0.35	(0.31)	(0.23)	(0.54)	$10.26	3.39%		$4,645	0.47%		2.95%		(g	)	(g	)	30.49%
Six Months Ended June 30, 2006 (Unaudited)	$10.26	0.14	(0.02)	0.12	(0.14)	(0.10)	(0.24)	$10.14	1.20%	(e)	$5,829	0.56%	(f)	2.82%	(f)	(g	)	(g	)	27.61%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from December 12, 2001 (commencement of operations) through December 31, 2001.

(d)	On April 30, 2004, the existing share Class of the Fund was renamed Class II Shares.

(e)	Not annualized.

(f)	Annualized.

(g)	There were no fee reductions during the period.

(h)	For the period from April 30, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Investor Destinations Conservative Fund (the “Fund”).

The Fund is constructed as a “fund of funds,” which means that the Fund pursues its investment objective by allocating the Fund’s investments primarily among other affiliated mutual funds (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities including the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and will pay the Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the relatively stable nature of the Nationwide Contract should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously. The Fund’s target allocation range is 20-30%.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Trust’s Fund invests are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds generally are valued as of the close of business of the regular session of trading on the New York Stock Exchange (usually at 4 p.m. Eastern time). The Underlying Funds generally value securities and assets at current market value. Under most circumstances, the fixed interest contract is valued at par value each day, which is deemed to be fair value. The par value is calculated each day by the summation of the

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day net purchase or redemption.

The following policies, (b) through (i), represent the accounting policies applicable to the Underlying Funds.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Mortgage Dollar Rolls

The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be” announced (“TBA”) market and are referred to as TBA’s on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees.

(i)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(j)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$311,877,935	$3,751,668	$(6,759,121)	$(3,007,453)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders.

Under the terms of the Investment Advisory Agreement, the Fund pays GMF an investment advisory fee of 0.13% based on the Fund’s average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Funds for expenses associated with the distribution of the shares of the Funds. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of each class of shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $224,709 in Administrative Services Fees from the Fund.

Because the Fund invests primarily in other affiliated funds, the Fund is a shareholder of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments the Fund holds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the underlying investments.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $1,602.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $101,951,811 and sales of $66,701,491.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

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Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of each Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering each Funds’ investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about each Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreements (and, where applicable, the sub-advisory agreements) for the Funds, the Board considered among others, the following specific factors with respect to each Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew each Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its composite benchmark for the one- and three-year periods ended September 30, 2005. The Board also considered that the Fund ranked in the fourth quartile of the Lipper Income Funds category for the one- and three-year periods. The Board discussed with management the comparability of the Fund to others in its peer group since some of the funds in the peer group are actively-managed products.

Next, the Board reviewed the contractual advisory fee and noted that the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Lipper-constructed Expense Group. Moreover the Fund’s total expenses placed it above the median of the Lipper Expense Group by 29 basis points. The Board discussed with management the reasons for this expense disparity. Management explained that the Fund share class used in the Lipper report was a share class with distribution expenses (Rule 12b-1 and administrative services fees) which are not found in most of the Fund’s peers in the Lipper reports either because Lipper had selected a share class without a Rule 12b-1 fee, or the actively managed underlying funds had higher fees and distribution expenses may have been paid by the advisers of these other funds from profits. Without these fees, the Fund’s expenses are at the median of the Lipper Expense group. The Board was satisfied with management’s explanation of the expense disparity.

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Supplemental Information (Continued)

June 30, 2006 (Unaudited)

As the Fund is a “fund-of-funds” that invests its assets in one or more underlying funds (as well as a Nationwide insurance contract) the Fund bears its proportionate share of the operating expenses (including advisory fees) of each underlying fund in which the Fund invest. Therefore, as shareholders of the Fund, you indirectly bear a proportionate share of these underlying fund expenses. The Board considered whether the Fund’s payment of its proportionate share of the advisory fees of the underlying funds are for advisory services that are “in addition to” those advisory and subadvisory services your Fund receives from its adviser and subadviser, Fund Asset Management (“FAM”). The Board considered management’s reports that there was no layering of fees and noted the additional services management provides to the Fund that are in addition to the advisory services that are provided to the underlying funds. Finally, the Board reviewed the adviser’s profitability in light of all of these factors and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

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Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 1, 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

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Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18

Gartmore GVIT Developing Markets Fund

SemiannualReport

[LOGO]
| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

7	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Variable Insurance Trust. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GDM (8/06)

Shareholder

Expense Example	Gartmore GVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual	Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical	Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Developing Markets Fund
Class II	Actual	$1,000.00	$1,062.10	$8.28	1.62%
	Hypothetical[1]	$1,000.00	$1,016.77	$8.13	1.62%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Developing Markets Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	91.3%
Participation Notes	5.4%
Cash Equivalents	2.7%
Foreign Bond	0.0%
Other assets in excess of liabilities	0.6%

100.0%

Top Holdings*
Samsung Electronics	3.6%
Hana Financial Group, Inc.	2.8%
Gazprom ADR	2.6%
Companhia Vale do Rio Doce, Class A	2.4%
Petroleo Brasileiro SA ADR	2.2%
Bharti Airtel Ltd.	1.9%
Lojas Renner SA	1.8%
America Movil SA de CV ADR	1.8%
Absa Group Ltd.	1.6%
Investcom LLC GDR	1.6%
Other Assets	77.7%

100.0%

Top Industries
Oil & Gas	14.2%
Banking	12.2%
Telecommunications	7.9%
Electronics	7.7%
Retail	5.5%
Financial Services	5.4%
Steel	4.8%
Metals & Mining	3.7%
Mining	2.7%
Building Products	2.5%
Other Assets	33.4%

100.0%

Top Countries
Korea	16.5%
Brazil	14.7%
Taiwan	12.3%
South Africa	8.5%
Russia	7.5%
Mexico	6.2%
Hong Kong	5.5%
China	4.3%
Malaysia	2.9%
Thailand	2.4%
Other Assets	19.2%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (91.3%)
ARGENTINA (1.5%)
Steel (1.5%)
Ternium SA-Sponsored ADR (b)	174,500	$4,217,665

BERMUDA (1.5%)
Television (1.5%)
Central European Media Enterprises Ltd. (b)	69,800	4,410,662

BRAZIL (14.7%)
Banking (1.9%)
Banco Bradesco SA	85,600	2,670,748
Unibanco GDR	43,400	2,881,326

		5,552,074

Brewery (1.0%)
Ambev Cia Bebid PREF	7,217,300	2,977,753
Cia De Bebidas PREF	3,304	0

		2,977,753

Insurance (0.8%)
Porto Seguro SA	133,400	2,280,447

Metals & Mining (2.4%)
Companhia Vale do Rio Doce, Class A	338,834	6,903,798

Oil & Gas (3.7%)
Petroleo Brasileiro SA	186,800	4,159,933
Petroleo Brasileiro SA ADR	71,434	6,379,770

		10,539,703

Residential (1.0%)
Rossi Residencial SA	309,000	2,926,677

Retail (1.8%)
Lojas Renner SA	99,600	5,291,998

Steel (1.4%)
Usinas Siderurgicas de Minais Gerais SA	110,100	3,949,947

Telecommunications (0.7%)
Tele Norte Leste Participacoes SA ADR	148,400	1,892,100

		42,314,497

Shares or Principal Amount		Value

COMMON STOCKS (continued)
CHINA (4.3%)
Building Products (1.0%)
Anhui Conch Cement Co., Ltd. (c)	1,842,000	$3,011,483

Oil & Gas (2.2%)
CNOOC Ltd . (c)	3,500,000	2,811,531
PetroChina Co., Ltd. (c)	3,004,000	3,242,259

		6,053,790

Shipping (1.1%)
Cosco Pacific Ltd. (c)	1,490,000	3,299,986

		12,365,259

HONG KONG (5.5%)
Auto Parts & Equipment (1.1%)
Dongfeng Motor Corp. (b) (c)	6,952,000	3,255,878

Diversified Operations (1.3%)
China Resources Enterprise Ltd. (c)	1,886,000	3,854,719

Insurance (0.8%)
China Life Insurance Co., Ltd. (c)	1,500,000	2,376,229

Oil & Gas (1.3%)
China Petroleum & Chemical Corp. (c)	6,726,000	3,856,649

Telecommunications (1.0%)
China Mobile (Hong Kong) Ltd. (c)	524,000	2,996,657

		16,340,132

HUNGARY (0.5%)
Oil & Gas (0.5%)
MOL Magyar Olaj-es Gazipari Rt. (c)	13,300	1,368,234

INDIA (0.2%)
Beverages (0.2%)
McDowell & Co., Ltd. GDR (b)	95,700	444,048

INDONESIA (1.4%)
Banking (1.4%)
PT Bank Internasional Indonesia TBK (c)	198,145,300	3,962,408

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GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
ISRAEL (1.1%)
Banking (1.1%)
Bank Leumi Le-Israel (c)	849,400	$3,093,315

KAZAKHSTAN (0.7%)
Mining (0.7%)
Kazakhgold Group Ltd. GDR (b)	97,100	1,956,565

KOREA (16.5%)
Banking (2.5%)
Industrial Bank of Korea (c)	198,000	3,331,100
Kookmin Bank ADR	47,900	3,978,574

		7,309,674

Construction (1.2%)
Hanjin Heavy Industries & Construction Co., Ltd. (c)	33,500	897,441
Hyundai Development Co. (c)	59,600	2,577,116

		3,474,557

Electronics (3.8%)
KH Vatec Co., Ltd. (b) (c)	52,088	860,711
Samsung Electronics (c)	16,090	10,216,220
Samsung Electronics Co., Ltd. GDR	2	486

		11,077,417

Financial Services (2.7%)
Hana Financial Group, Inc. (c)	169,391	7,948,920

Investment Company (0.6%)
Macquarie Korea Infrastructure GDR (b)	235,200	1,656,325

Lighting Products (1.0%)
Kumho Electric, Inc. (c)	62,506	2,819,002

Metals (0.9%)
Korea Zinc Co., Ltd. (c)	32,500	2,548,529

Oil & Gas (1.5%)
SK Corp. (c)	66,490	4,277,013

Retail (1.2%)
Lotte Shopping Co., Ltd. (b)	182,951	3,509,000

Tobacco (1.1%)
KT&G Corp. (c)	54,421	3,178,240

		47,798,677

Shares or Principal Amount		Value

COMMON STOCKS (continued)
LEBANON (1.6%)
Telecommunications (1.6%)
Investcom LLC GDR (b)	242,500	$4,651,150

MALAYSIA (2.9%)
Agriculture (1.4%)
IOI Corporation Berhad (c)	1,013,500	3,949,225

Foreign Banking (1.5%)
Bumiputra Commerce Holdings Bhd (c)	2,668,500	4,317,214

		8,266,439

MEXICO (6.2%)
Building Materials (1.4%)
Cemex SA ADR	70,400	4,010,688

Financial Services (1.3%)
Grupo Financiero Banorte SA de CV	1,576,634	3,658,342

Retail (1.1%)
Wal-Mart de Mexico SA de CV	1,148,500	3,212,091

Steel (0.6%)
Industrias CH SA (b)	644,400	1,637,366

Telecommunications (1.8%)
America Movil SA de CV ADR	155,400	5,168,604

		17,687,091

PERU (1.3%)
Metals & Mining (1.3%)
Compania de Minas Buenaventura S.A.U. ADR	132,100	3,603,688

RUSSIA (7.5%)
Automobile Manufacturers (0.9%)
JSC Severstal-Avto (c)	132,080	2,524,398

Oil & Gas (2.6%)
Gazprom ADR (c)	177,400	7,459,670

Retail (0.8%)
Pyaterochka Holding NV GDR (b)	133,986	2,224,168

Steel (1.3%)
Mechel Steel Group OAO ADR	171,100	3,830,929

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
RUSSIA (continued)
Telecommunications (0.7%)
Mobile Telesystems ADR	72,000	$2,119,680

Utilities (1.2%)
RAO Unified Energy System GDR	47,800	3,341,220

		21,500,065

SOUTH AFRICA (8.5%)
Banking (1.7%)
Absa Group Ltd. (c)	337,198	4,706,725

Brewery (1.0%)
SABMiller PLC (c)	159,100	2,863,884

Diversified Operations (1.0%)
Barloworld Ltd. (c)	178,564	3,016,016

Mining (1.2%)
Harmony Gold Mining Co., Ltd. (b) (c)	204,620	3,310,105

Oil & Gas (1.5%)
Sasol Ltd. (c)	111,900	4,305,502

Retail (0.6%)
Truworths International Ltd. (c)	573,400	1,722,228

Telecommunications (1.5%)
MTN Group Ltd. (c)	604,163	4,452,685

		24,377,145

TAIWAN (12.3%)
Banking (0.7%)
TA Chong Bank Ltd. (b)(c)	7,381,972	2,010,097

Building Products (1.5%)
Taiwan Cement Corp. (c)	5,906,950	4,350,384

Chemicals (0.9%)
Taiwan Fertilizer Co., Ltd. (c)	1,521,000	2,530,714

Circuit Boards (0.8%)
Unimicron Technology Corp. (c)	1,700,000	2,215,078

Computers (1.4%)
Asustek Computer, Inc. (c)	1,240,000	3,046,105
Hon Hai Precision Industry Co., Ltd. (c)	160,000	989,277

		4,035,382

Shares or Principal Amount		Value

COMMON STOCKS (continued)
TAIWAN (continued)
Electronics (3.9%)
Au Optronics Corp. (c)	2,206,830	$3,129,398
Delta Electronics, Inc. (c)	1,525,000	4,330,877
MediaTek, Inc. (c)	411,000	3,809,764

		11,270,039

Financial Services (1.4%)
Shin Kong Financial Holding Co., Ltd. (c)	3,573,000	3,935,692

Semiconductors (1.1%)
Vanguard International Semiconductor Corp. (c)	4,877,000	3,287,964

Telecommunications (0.6%)
Inventec Appliance Corp. (b) (c)	424,000	1,609,304

		35,244,654

THAILAND (2.4%)
Banking (0.7%)
Phatra Securities Public Co., Ltd. (c)	1,638,200	1,883,040

Mining (0.8%)
Banpu Public Co. Ltd.	713,300	2,418,252

Oil & Gas (0.9%)
Thai Oil Public Co., Ltd.	1,517,000	2,539,097

		6,840,389

TURKEY (0.7%)
Banking (0.7%)
Denizbank AS (b) (c)	29,270	258,369
Turkiye Vakiflar Bankasi	453,643	1,777,868

		2,036,237

Total Common Stocks		262,478,320

FOREIGN BOND (0.0%)
BRAZIL (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49 (d)	$20,000	0

Total Foreign Bond		0

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GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

PARTICIPATION NOTES (5.4%)
INDIA (5.4%)
Automotive (0.9%)
Tata Motors Ltd.	$145,200	$2,507,604

Banking (0.2%)
ICICI Bank Ltd.	61,749	654,539

Building Materials (1.3%)
India Cements Ltd. (b)	1,078,318	3,677,065

Petrochemicals (1.1%)
Reliance Industries Ltd.	136,366	3,140,509

Telecommunication Services (1.9%)
Bharti Airtel Ltd. (b) (c)	676,600	5,438,979

Total Participation Notes		15,418,696

Shares or Principal Amount		Value

CASH EQUIVALENTS (2.7%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $7,803,148)	$7,799,833	$7,799,833

Total Cash Equivalents		7,799,833

Total Investments (Cost $277,353,060) (a) — 99.4%		285,696,849
Other assets in excess of liabilities — 0.6%		1,693,913

NET ASSETS — 100.0%		$287,390,762

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PREF	Preferred Stock

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Turkish Lira	07/03/06	$(468,684)	$(465,448)	$3,236
South African Rand	07/03/06	(272,985)	(276,627)	(3,642)
South African Rand	07/05/06	(309,085)	(316,224)	(7,141)
South African Rand	07/06/06	(544,644)	(555,750)	(11,107)
South African Rand	07/06/06	(476,407)	(476,067)	340
Total Short Contracts:		$(2,071,605)	$(2,090,117)	$(18,314)
Long Contract:
Hong Kong Dollar	07/03/06	$1,059,352	$1,059,832	$480
Hong Kong Dollar	07/03/06	1,291,247	1,291,633	386
Total Long Contracts:		$2,350,599	$2,351,465	$866

See notes to financial statements.

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GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $269,553,227)	$277,897,016
Repurchase agreements, at cost and value	7,799,833

Total Investments	285,696,849

Cash	91,115
Foreign currencies, at value (cost $1,599,859)	1,609,682
Interest and dividends receivable	730,351
Receivable for capital shares issued	375,285
Receivable for investments sold	6,191,044
Reclaims receivable	3,677
Prepaid expenses and other assets	171,629

Total Assets	294,869,632

Liabilities:
Payable for capital shares redeemed	2,254
Payable for investments purchased	5,812,692
Unrealized depreciation on forward foreign currency contracts	17,448
Accrued expenses and other payables:
Investment advisory fees	987,023
Fund administration and transfer agent fees	24,325
Distribution fees	61,285
Administrative servicing fees	554,653
Other	19,190

Total Liabilities	7,478,870

Net Assets	$287,390,762

Represented by:
Capital	$236,226,085
Accumulated net investment income (loss)	584,377
Accumulated net realized gains (losses) from investment and foreign currency transactions	42,217,002
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	8,363,298

Net Assets	$287,390,762

Net Assets:
Class II Shares	$287,390,762

Shares outstanding (unlimited number of shares authorized):
Class II Shares	23,168,917

Net asset value and offering price per share:*
Class II Shares	$12.40

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$199,669
Dividend income (net of foreign withholding tax of $313,452)	4,768,761

Total Income	4,968,430

Expenses:
Investment advisory fees	1,930,185
Fund administration and transfer agent fees	133,839
Distribution fees Class II Shares	459,566
Administrative servicing fees Class II Shares	414,710
Trustee fees	6,608
Other	52,890

Total expenses before earnings credit	2,997,798
Earnings credit (Note 6)	(13)

Total Expenses	2,997,785

Net Investment Income (Loss)	1,970,645

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	56,427,499
Net realized gains (losses) on foreign currency transactions	(235,360)

Net realized gains (losses) on investment and foreign currency transactions	56,192,139
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(44,268,729)

Net realized/unrealized gains (losses) on investments and foreign currencies	11,923,410

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,894,055

See notes to financial statements.

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GARTMORE GVIT DEVELOPING MARKETS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,970,645	$1,111,404
Net realized gains (losses) on investment and foreign currency transactions	56,192,139	30,881,690
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(44,268,729)	27,644,222

Change in net assets resulting from operations	13,894,055	59,637,316

Distributions to Class II shareholders from:
Net investment income	(1,351,035)	(1,197,279)
Net realized gains on investments	(27,353,923)	(29,349,917)

Change in net assets from shareholder distributions	(28,704,958)	(30,547,196)

Change in net assets from capital transactions	(10,849,938)	89,063,147

Change in net assets	(25,660,841)	118,153,267
Net Assets:
Beginning of period	313,051,603	194,898,336

End of period	$287,390,762	$313,051,603

Accumulated net investment income (loss)	$584,377	$(35,233)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$117,308,358	$193,005,165
Dividends reinvested	28,704,936	30,547,170
Cost of shares redeemed	(156,863,232)	(134,489,188)

Change in net assets from capital transactions	$(10,849,938)	$89,063,147

SHARE TRANSACTIONS:
Class II Shares
Issued	7,892,516	16,020,981
Reinvested	2,440,077	2,877,677
Redeemed	(11,163,674)	(11,368,242)

	(831,081)	7,530,416

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Developing Markets Fund

		Investment Activities			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover
Class II Shares
Year Ended December 31, 2001	$7.76	0.08	(0.62)	(0.54)	—	—	—	$7.22	(6.96%	)	$100,899	1.59%		1.19%		1.67%		1.11%		118.00%
Year Ended December 31, 2002	$7.22	0.03	(0.73)	(0.70)	(0.01)	—	(0.01)	$6.51	(9.68%	)	$75,321	1.60%		0.44%		1.68%		0.36%		97.00%
Year Ended December 31, 2003(b)	$6.51	0.06	3.83	3.89	(0.01)	—	(0.01)	$10.39	59.70%		$165,601	1.64%		0.75%		1.80%		0.60%		167.45%
Year Ended December 31, 2004	$10.39	0.07	1.90	1.97	(0.06)	(0.47)	(0.53)	$11.83	19.78%		$194,898	1.78%		0.69%		(c	)	(c	)	167.98%
Year Ended December 31, 2005	$11.83	0.07	3.17	3.24	(0.07)	(1.96)	(2.03)	$13.04	31.52%		$313,052	1.77%		0.49%		(c	)	(c	)	157.77%
Six Months Ended June 30, 2006 (Unaudited)	$13.04	0.09	0.65	0.74	(0.06)	(1.32)	(1.38)	$12.40	6.21%	(d)	$287,391	1.62%	(e)	1.07%	(e)	(c	)	(c	)	83.38%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.

(c)	There were no fee reductions during the period.

(d)	Not annualized.

(e)	Annualized.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, the separate accounts of American Skandia Life Insurance Corporation, Peoples Benefit Life Insurance Company, a subsidiary of Aegon, Canada Life Assurance Company, Transamerica Financial Life Insurance Company, Fortis Benefits, and First Great West Life & Annuity Insurance Company have purchased shares of the Gartmore GVIT Developing Markets Fund (the “Fund”). The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of these prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of the Fund’s total assets pursuant to agreements, requiring that the borrower deliver cash or securities as collateral with respect to each new loan of U.S. securities equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and thereafter requiring the borrower to mark-to-market the collateral on a daily basis and requiring the borrower to make up any shortfall of collateral. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked-to-market daily to provide a level of collateral at least equal to the market value of securities loaned. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$279,900,082	$24,403,330	$(18,606,563)	$5,796,767

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	1.05%	0.525%	0.525%
$500 million up to $2 billion	1.00%	0.500%	0.500%
$2 billion or more	0.95%	0.475%	0.475%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI Emerging Markets Free Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage point	+/- 0.04%
+/- 3 percentage point	+/- 0.06%
+/- 4 percentage point	+/- 0.08%
+/- 5 percentage point	+/- 0.10%

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

GGAMT and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.40% until at least May 1, 2007. GGAMT may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GGAMT, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

As of the six months ended June 30, 2006, the cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GGAMT, would be:

Amount Fiscal Year 2003	Amount Fiscal Year 2004	Amount Fiscal Year 2005	Six Months Ended June 30, 2006
$5,714	$0	$0	$0

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $289,549,704 and sales of $313,087,820.

5. Portfolio Investment Risks

Credit and Market Risk The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

16

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Funds’ annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board considered that the GVIT Developing Markets Fund underperformed its benchmark, the MSCI Emerging Markets Index, for the one-, three-, and five-year periods ended September 30, 2005 by 405, 151 and 295 basis points, respectively, and the Fund underperformed the median of the Lipper Emerging Markets Funds category by 288 basis points over the one-year period. The Board noted the Fund’s continuing underperformance and discussed with management the additional steps being taken to address the Fund’s ongoing performance issues including action to reduce performance volatility and the addition of personnel to the portfolio management team for this Fund. The Performance Committee of the Board was directed to continue to closely monitor performance of the Fund.

Next the Board reviewed and considered the contractual advisory (and subadvisory) fee and breakpoints for this Fund. The Board noted that the contractual advisory fee placed the Fund in the third quintile of the Lipper-constructed Expense Group. However, the Board noted that the Fund has implemented a performance based fee, effective January 1, 2006, at which time the base management fee has been reduced by 10 basis points. The Trustees considered the total expenses for the Fund and compared total expenses to the Lipper Expense Group. The Trustees considered that the total expense ration placed the Fund above the median for the funds in the Lipper Expense Group, and noted that the total expenses were above the median due to distribution expenses. Although the advisory fee and total expenses were above the median for the Lipper Expense Group, the Board concluded that the implementation of the performance based fee, effective January 1, 2006, would reduce the advisory fee and total expenses for 2007, and would result in a lower advisory fee and total expenses in future years if the Fund did not deliver expected performance. Finally, the Board considered the adviser’s profitability and concluded it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and sub-advisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen[4] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association—College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

4	Mr. Allen owns a 51% interest in Graimark Realty Advisors Inc., a 67% owner of G/W Jefferson-St Jean LLC (“Jefferson-St”), a real estate development company. Until July 28, 2004, Jefferson-St had a construction loan, guaranteed by Mr. Allen, in the principal amount of $12.5 million (“Construction Loan”), from Bank One, NA, obtained in August, 2002. On July 1, 2004, Bank One Corporation merged with and into J.P. Morgan Chase & Co. (the “Merger”). Bank One Corporation was the parent company of Bank One, NA. J.P. Morgan Chase & Co. is the parent company of J.P. Morgan Investment Management, Inc., subadviser to two of the Funds of the Trust. On July 28, 2004, the Construction Loan was refinanced with an unaffiliated permanent lender. Neither Mr. Allen, nor the Trust’s management, believes that the Construction Loan, secured well in advance of the Merger, and refinanced within 28 days following the completion of the Merger, should result in Mr. Allen having a material business relationship with an investment adviser (or subadviser) or controlling person of an investment adviser (or subadviser) of the Trust.

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”)[3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”)[3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company[3].	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI[3], GMFCT[3], and GSA[3].	N/A	N/A

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

Gartmore GVIT U.S. Growth Leaders Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

4	Statement of Assets and Liabilities

4	Statement of Operations

5	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GUSGL (8/06)

Shareholder

Expense Example	Gartmore GVIT U.S. Growth Leaders Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

			Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT U.S. Growth Leaders Fund
Class I	Actual		$1,000.00	$961.30	$5.59	1.15%
	Hypothetical	[1]	$1,000.00	$1,019.10	$5.77	1.15%
Class II	Actual		$1,000.00	$959.30	$6.90	1.42%
	Hypothetical	[1]	$1,000.00	$1,017.76	$7.13	1.42%
Class III	Actual		$1,000.00	$960.60	$5.59	1.15%
	Hypothetical	[1]	$1,000.00	$1,019.10	$5.77	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT U.S. Growth Leaders Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	94.5%
Cash Equivalents	5.9%
Other Investments*	6.4%
Liabilities in excess of other assets**	-6.8%

100.0%

Top Holdings***
Halliburton Co.	5.4%
Emerson Electric Co.	4.6%
Praxair, Inc.	4.2%
Gilead Sciences, Inc.	4.1%
Rockwell Collins, Inc.	4.0%
Goldman Sachs Group, Inc.	3.9%
Google, Inc.	3.5%
Starwood Hotels & Resorts Worldwide, Inc.	3.4%
Republic Services, Inc.	3.4%
F5 Networks, Inc.	3.4%
Other Assets	60.1%

100.0%

Top Industries
Computer Software & Services	19.9%
Financial Services	11.2%
Oil & Gas	8.2%
Aerospace & Defense	6.9%
Pharmaceuticals	6.9%
Retail	6.6%
Hotels & Motels	6.3%
Medical	6.0%
Semiconductors	5.3%
Electronics	4.6%
Other Assets	18.1%

100.0%

*	Includes value of collateral received from securities lending.
**	Includes value of collateral owed from securities lending.
***	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (94.5%)
Aerospace & Defense (6.9%)
Boeing Co. (The)	24,220	$1,983,860
Rockwell Collins, Inc.	47,920	2,677,291

		4,661,151

Agricultural Services (2.5%)
Archer-Daniels-Midland Co.	41,100	1,696,608

Chemicals (4.2%)
Praxair, Inc.	52,760	2,849,040

Computer Software & Services (19.9%)
BEA Systems, Inc. (b)	141,300	1,849,617
Cisco Systems, Inc. (b)	84,750	1,655,168
Citrix Systems, Inc. (b)	50,450	2,025,063
eBay, Inc. (b)	44,960	1,316,878
F5 Networks, Inc. (b) (c)	42,650	2,280,922
Google, Inc. (b)	5,670	2,377,600
Red Hat, Inc. (b)	80,690	1,888,146

		13,393,394

Electronics (4.6%)
Emerson Electric Co.	36,590	3,066,608

Financial Services (11.2%)
AmeriCredit Corp. (b)	72,980	2,037,602
E*TRADE Financial Corp. (b)	61,760	1,409,363
Goldman Sachs Group, Inc.	17,580	2,644,558
SLM Corp.	28,150	1,489,698

		7,581,221

Gaming & Leisure (2.5%)
Penn National Gaming , Inc. (b)	43,270	1,678,011

Hotels & Motels (6.3%)
Starwood Hotels & Resorts Worldwide, Inc.	37,970	2,291,110
Station Casinos, Inc. (c)	29,100	1,981,128

		4,272,238

Medical (6.0%)
Baxter International, Inc.	54,350	1,997,906
Covance, Inc. (b)	33,450	2,047,809

		4,045,715

Oil & Gas (8.2%)
Halliburton Co.	48,910	3,629,611
Tesoro Corp.	25,670	1,908,821

		5,538,432

Pharmaceuticals (6.9%)
Gilead Sciences, Inc. (b)	46,900	2,774,604
Schering-Plough Corp.	98,650	1,877,310

		4,651,914

Shares or Principal Amount		Value

COMMON STOCKS (continued)
Retail (6.6%)
Abercrombie & Fitch Co., Class A	39,820	$2,207,223
Coach, Inc. (b)	75,790	2,266,121

		4,473,344

Semiconductors (5.3%)
Freescale Semiconductor, Inc. (b)	54,500	1,602,300
Marvel Technology Group Ltd. (b)	44,150	1,957,170

		3,559,470

Waste Disposal (3.4%)
Republic Services, Inc.	56,650	2,285,261

Total Common Stocks		63,752,407

CASH EQUIVALENTS (5.9%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $3,951,144)	$3,949,442	3,949,442

Total Cash Equivalents		3,949,442

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.4%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Note 2 (Securities Lending)	4,290,850	4,290,850

Total Short-Term Securities Held as Collateral for Securities on Loan		4,290,850

Total Investments (Cost $71,894,602) (a) — 106.8%		71,992,699
Liabilities in excess of other assets — (6.8%)		(4,556,735)

NET ASSETS — 100.0%		$67,435,964

(a)	See notes to financial statements for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of June 30, 2006.

See notes to financial statements.

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $67,945,160)	$68,043,257
Repurchase agreements, at cost and value	3,949,442

Total Investments	71,992,699

Interest and dividends receivable	24,821
Receivable for capital shares issued	97,517
Receivable for investments sold	5,036,438
Prepaid expenses and other assets	901

Total Assets	77,152,376

Liabilities:
Payable for capital shares redeemed	12,625
Payable for investments purchased	5,211,746
Payable for return of collateral received for securities on loan	4,290,850
Accrued expenses and other payables:
Investment advisory fees	182,030
Fund administration and transfer agent fees	4,615
Distribution fees	4,333
Administrative servicing fees	4,862
Other	5,351

Total Liabilities	9,716,412

Net Assets	$67,435,964

Represented by:
Capital	$66,944,463
Accumulated net investment income (loss)	243,845
Accumulated net realized gains (losses) from investments	149,559
Net unrealized appreciation (depreciation) on investments	98,097

Net Assets	$67,435,964

Net Assets:
Class I Shares	$11,973,816
Class II Shares	21,406,578
Class III Shares	34,055,570

Total	$67,435,964

Shares outstanding (unlimited number of shares authorized):
Class I Shares	1,175,440
Class II Shares	2,112,368
Class III Shares	3,323,591

Total	6,611,399

Net asset value and offering price per share:*
Class I Shares	$10.19
Class II Shares	$10.13
Class III Shares	$10.25
* Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$490,057
Dividend income	216,477
Income from securities lending	3,098

Total Income	709,632

Expenses:
Investment advisory fees	346,238
Fund administration and transfer agent fees	26,031
Distribution fees Class II Shares	27,042
Administrative servicing fees Class I Shares	8,788
Administrative servicing fees Class II Shares	17,902
Administrative servicing fees Class III Shares	28,749
Trustee fees	1,304
Other	9,912

Total expenses before earnings credit	465,966
Earnings credit (Note 6)	(179)

Total Expenses	465,787

Net Investment Income (Loss)	243,845

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	729,852
Net change in unrealized appreciation/depreciation on investments	(3,962,660)

Net realized/unrealized gains (losses) on investments	(3,232,808)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,988,963)

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$243,845	$(221,108)
Net realized gains (losses) on investment transactions	729,852	6,990,468
Net change in unrealized appreciation/depreciation on investments	(3,962,660)	(410,731)

Change in net assets resulting from operations	(2,988,963)	6,358,629

Distributions to Class I shareholders from:
Net realized gains on investments	(205,376)	(1,571,409)
Distributions to Class II shareholders from:
Net realized gains on investments	(373,444)	(2,858,984)
Distributions to Class III shareholders from:
Net realized gains on investments	(590,833)	(5,955,110)

Change in net assets from shareholder distributions	(1,169,653)	(10,385,503)

Change in net assets from capital transactions	4,188,937	21,312,303

Change in net assets	30,321	17,285,429
Net Assets:
Beginning of period	67,405,643	50,120,214

End of period	$67,435,964	$67,405,643

Accumulated net investment income (loss)	$243,845	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,249,554	$6,497,974
Dividends reinvested	205,375	1,571,407
Cost of shares redeemed	(1,538,224)	(2,954,315)

	1,916,705	5,115,066

Class II Shares
Proceeds from shares issued	4,540,412	8,229,963
Dividends reinvested	373,442	2,858,981
Cost of shares redeemed	(1,205,065)	(1,533,299)

	3,708,789	9,555,645

Class III Shares
Proceeds from shares issued	6,167,713	9,713,182
Dividends reinvested	590,831	5,955,105
Cost of shares redeemed	(8,195,101)	(9,026,695)

	(1,436,557)	6,641,592

Change in net assets from capital transactions	$4,188,937	$21,312,303

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT U.S. GROWTH LEADERS FUND

Statements of Changes in Net Assets (Continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	295,706	564,383
Reinvested	20,314	145,366
Redeemed	(139,368)	(261,906)

	176,652	447,843

Class II Shares
Issued	412,855	725,460
Reinvested	37,158	265,327
Redeemed	(110,452)	(135,024)

	339,561	855,763

Class III Shares
Issued	550,790	849,981
Reinvested	58,153	547,996
Redeemed	(744,044)	(793,889)

	(135,101)	604,088

See notes to financial statements.

6

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT U.S. Growth Leaders Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$8.64	(0.02)	0.01	(1.07)	(1.08)	—	—	$7.56	(12.50%	)(f)	$476	1.16%	(g)	(0.56%	)(g)		(h)		(h)	754.41%
Year Ended December 31, 2003	$7.56	(0.02)	0.01	3.95	3.94	(0.76)	(0.76)	$10.74	52.14%		$6,199	1.19%		(0.50%	)		(h)		(h)	580.71%
Year Ended December 31, 2004	$10.74	(0.08)	—	1.36	1.28	(0.46)	(0.46)	$11.56	12.41%		$6,369	1.29%		(0.77%	)		(h)		(h)	520.00%
Year Ended December 31, 2005	$11.56	(0.02)	—	1.32	1.30	(2.06)	(2.06)	$10.80	11.96%		$10,783	1.17%		(0.39%	)		(h)		(h)	447.55%
Six Months Ended June 30, 2006 (Unaudited)	$10.80	0.04	—	(0.47)	(0.43)	(0.18)	(0.18)	$10.19	(3.87	)%(f)	$11,974	1.15%	(g)	0.80%	(g)		(h)		(h)	159.03%

Class II Shares
Period Ended December 31, 2003(d)	$8.17	(0.02)	0.01	3.36	3.35	(0.76)	(0.76)	$10.76	41.02%	(f)	$4,101	1.43%	(g)	(0.66%	)(g)		(h)		(h)	580.71%
Year Ended December 31, 2004	$10.76	(0.08)	—	1.33	1.25	(0.46)	(0.46)	$11.55	12.10%		$10,593	1.53%		(1.03%	)		(h)		(h)	520.00%
Year Ended December 31, 2005	$11.55	(0.04)	—	1.31	1.27	(2.06)	(2.06)	$10.76	11.70%		$19,067	1.41%		(0.63%	)		(h)		(h)	447.55%
Six Months Ended June 30, 2006 (Unaudited)	$10.76	0.03	—	(0.48)	(0.45)	(0.18)	(0.18)	$10.13	(4.07	)%(f)	$21,407	1.42%	(g)	0.56%	(g)		(h)		(h)	159.03%

Class III Shares
Period Ended December 31, 2001(e)	$10.00	—	—	(0.08)	(0.08)	—	—	$9.92	(0.80%	)(f)	$2,976	1.25%	(g)	(0.40%	)(g)	7.56%	(g)	(6.71%	)(g)	9.71%
Year Ended December 31, 2002	$9.92	(0.05)	0.01	(2.30)	(2.34)	—	—	$7.58	(23.59%	)	$6,501	1.10%		(0.64%	)		(h)		(h)	754.41%
Year Ended December 31, 2003	$7.58	(0.03)	0.01	3.99	3.97	(0.76)	(0.76)	$10.79	52.39%		$54,959	1.19%		(0.50%	)		(h)		(h)	580.71%
Year Ended December 31, 2004	$10.79	(0.11)	—	1.40	1.29	(0.46)	(0.46)	$11.62	12.45%		$33,158	1.29%		(0.77%	)		(h)		(h)	520.00%
Year Ended December 31, 2005	$11.62	(0.03)	—	1.33	1.30	(2.06)	(2.06)	$10.86	11.99%		$37,556	1.17%		(0.38%	)		(h)		(h)	447.55%
Six Months Ended June 30, 2006 (Unaudited)	$10.86	0.05	—	(0.48)	(0.43)	(0.18)	(0.18)	$10.25	(3.94%	)(f)	$34,056	1.15%	(g)	0.81%	(g)		(h)		(h)	159.03%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from June 3, 2002 (commencement of operations) through December 31, 2002.

(d)	For the period from March 21, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $9.92 per share.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See	notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT U.S. Growth Leaders Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 331/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers.

The cash collateral received by the Fund was pooled and, at June 30, 2006, was invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note — Floating Rate	Bank of America	$500,000	5.31%	07/03/06
Commercial Paper	Aegis Finance LLC	99,546	5.29%	07/21/06
Repurchase Agreement	Bank of America Securities LLC	3,691,304	5.32%	07/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2006, the Fund had securities with the following market value on loan:

Value of Loaned Securities	Value of Collateral
$4,262,050	$4,290,850

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code,

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$71,894,602	$2,633,165	$(2,535,068)	$98,097

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. Under the terms of the Investment Advisory Agreement, the Fund pays GMF a base investment advisory fee that can vary depending on the Fund’s performance relative to the Fund’s benchmark, the S&P 500 Index, as follows:

Fee Schedule*	Fees
Up to $500 million	0.90%
$500 million up to $2 billion	0.80%
$2 billion or more	0.75%

*	The U.S. Growth Leaders Fund pays GMF a base management fee (as shown above) which may be adjusted upward or downward depending on the Fund’s performance relative to the Fund’s benchmark, the S&P 500 Index. Thus, if the Fund outperforms the Fund’s benchmark by 12% or more over a 36-month period, the Fund will pay higher management fees. Conversely, if the Fund underperforms the Fund’s benchmark by 12% or more over a 36 month period, the Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and GMF will receive the applicable base fee. The base rate and the performance rate are applied separately. The base rate (as may be reduced by any applicable base advisory fee breakpoints) is applied to the Fund’s average net assets over the current quarter, while the performance adjustment percentage is applied to the Fund’s average net assets over the rolling 36-month performance period. The corresponding dollar values then are added to arrive at the overall GMF advisory fee for the current period. The base fee is either increased or decreased by the following amounts at each breakpoint:

Fee Schedule	Fee Adjustment
Up to $500 million	+/-0.22%
$500 million up to $2 billion	+/-0.18%
$2 billion or more	+/-0.16%

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

On September 21, 2004, the Enforcement Staff of the Commission’s Fort Worth District Office (the “Staff”) contacted GMF. The Staff asserted that the methodology used to calculate the performance fee for the Fund did not comply with the requirements of Rule 205-2 under the Investment Advisers Act of 1940 (the “Advisers Act”). Appropriate remedial actions have been taken, and an offer of settlement has been submitted to the Securities and Exchange Commission for its consideration. Management has forgone the performance fee bonus adjustment or paying a performance fee penalty during the period of the SEC investigation. Upon final resolution of the SEC investigation, management will resume collecting a performance bonus or paying a performance penalty on the Fund’s performance for each successive period.

GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 1.15% for all classes until at least May 1, 2007.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the six months ended June 30, 2006, there were no cumulative potential reimbursements for all classes of shares of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $54,203 in Administrative Services Fees from the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $8,128.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $113,255,759 and sales of $110,600,106.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

14

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that for the one- and three-year periods ended September 30, 2005, the Fund had outperformed its benchmark, the S&P 500 Index, by 1,047 and 898 basis points, respectively. The Board also considered that the Fund ranked in the first quartile of the Lipper Multi-Cap Growth Funds category for both periods.

The Board then discussed with management the distribution of the Fund and the pending resolution of the investigation by the SEC into the Fund’s performance fee structure. Management explained that while the Fund continues to maintain its performance-based fee structure, management has foregone the performance fee bonus adjustment during the period of the SEC investigation. Upon final resolution of the SEC investigation, management will resume collecting a performance bonus or paying a performance penalty on the Fund’s performance for each successive period.

Next, the Board reviewed the Fund’s contractual advisory fee and breakpoints and considered the performance-based fee structure of the advisory fee. The Board noted that the contractual advisory fee placed the Fund in the fifth quintile of its Lipper-constructed Expense Group, but within the range of contractual advisory fees of the Lipper Expense Group. The Board considered that the Fund’s total expenses were above the median of the Fund’s Lipper Expense Group by 43 basis points. Management explained to the Board that the Fund’s higher expenses are attributable to a higher management fee as

15

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

well as a higher distribution cost. Management also noted that there were not many concentrated funds in the insurance space, so it was difficult for Lipper to construct an appropriate Expense Group of peers, which affected the expense comparisons. Finally, the Board considered the adviser’s profitability in light of all of the above, and determined it was not excessive.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory agreement for the Fund for an annual period which commenced on May 1, 2006.

16

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

17

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

21

Gartmore GVIT Global Utilities Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

5	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

8	Financial Highlights

9	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GGU (8/06)

Shareholder

Expense Example	Gartmore GVIT Global Utilities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Global Utilities Fund
Class I	Actual	$1,000.00	$1,115.50	$5.56	1.06%
	Hypothetical[1]	$1,000.00	$1,019.54	$5.32	1.06%
Class II	Actual	$1,000.00	$1,113.90	$6.71	1.28%
	Hypothetical[1]	$1,000.00	$1,018.45	$6.43	1.28%
Class III	Actual	$1,000.00	$1,115.40	$5.30	1.01%
	Hypothetical[1]	$1,000.00	$1,019.79	$5.07	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Global Utilities Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	96.2%
Cash Equivalents	3.1%
Other assets in excess of liabilities	0.7%

100.0%

Top Industries
Telecommunications	51.3%
Electric Utility	19.6%
Gas & Electric Utility	14.3%
Water Utility	7.9%
Oil & Gas Utility	1.3%
Building & Construction	0.6%
Gas Utility	0.5%
Electric	0.5%
Oil & Gas	0.2%
Other Assets	3.8%

100.0%

Top Holdings*
Vodafone Group PLC	8.0%
AT&T Inc.	6.4%
Verizon Communications, Inc.	6.0%
Telefonica SA	5.5%
BellSouth Corp.	5.3%
Sprint Nextel Corp.	4.0%
Suez SA	3.7%
E. ON AG	3.6%
Deutsche Telekom AG	3.0%
International Power PLC	2.5%
Other Assets	52.0%

100.0%

Top Countries
United States	31.7%
United Kingdom	22.0%
Spain	11.2%
Germany	8.0%
Japan	6.5%
France	5.2%
Italy	4.1%
Norway	1.8%
Greece	1.7%
Finland	1.3%
Other Assets	6.5%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

2

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (96.2%)
AUSTRIA (1.2%)
Telecommunications (1.2%)
Telekom Austria AG (c)	23,470	$522,482

BELGIUM (0.4%)
Electric Utility (0.2%)
Elia System Operator SA (c)	2,660	103,049

Telecommunications (0.2%)
Mobistar SA (c)	790	62,607

		165,656

FINLAND (1.3%)
Oil & Gas Utility (1.3%)
Fortum Oyj (c)	21,835	557,776

FRANCE (5.2%)
Building & Construction (0.6%)
Bouygues SA (c)	4,590	235,664

Electric (0.5%)
Electricite De France (c)	3,770	199,000

Telecommunications (0.4%)
France Telecom SA (c)	7,872	167,946

Water Utility (3.7%)
Suez SA (c)	37,120	1,541,342

		2,143,952

GERMANY (8.0%)
Gas & Electric Utility (5.0%)
E. ON AG (c)	13,360	1,535,226
RWE AG (c)	6,812	565,692

		2,100,918

Telecommunications (3.0%)
Deutsche Telekom AG (c)	78,197	1,254,867

		3,355,785

GREECE (1.7%)
Telecommunications (1.7%)
Cosmote Mobile Telecommunications SA (c)	22,200	501,237
Hellenic Telecommunications Organization SA (b) (c)	10,381	228,632

		729,869

Shares or Principal Amount		Value

COMMON STOCKS (continued)
HONG KONG (0.2%)
Electric Utility (0.2%)
CLP Holdings Ltd. (c)	12,000	$70,219

ITALY (4.1%)
Electric Utility (1.8%)
Enel SPA (c)	88,020	757,156

Oil & Gas (0.2%)
Snam Rete Gas SPA (c)	14,475	63,596

Telecommunications (2.1%)
Telecom Italia SPA (c)	324,898	904,108

		1,724,860

JAPAN (6.5%)
Electric Utility (2.4%)
Chubu Electric Power Co., Inc. (c)	8,400	226,927
Kansai Electric Power Co., Inc. (c)	7,200	161,140
Kyushu Electric Power Co., Inc. (c)	5,900	137,220
Tohoku Electric Power Co., Inc. (c)	5,400	118,428
Tokyo Electric Power Co., Inc. (c)	13,700	378,594

		1,022,309

Gas Utility (0.5%)
Osaka Gas Co. Ltd. (c)	33,000	106,135
Tokyo Gas Co. Ltd. (c)	25,000	117,840

		223,975

Telecommunications (3.6%)
KDDI Corp. (c)	61	375,481
Nippon Telegraph & Telephone Corp. (c)	118	576,245
NTT DoCoMo, Inc. (c)	395	578,002

		1,529,728

		2,776,012

MEXICO (0.9%)
Telecommunications (0.9%)
America Movil SA de CV	11,840	393,798

NORWAY (1.8%)
Telecommunications (1.8%)
Telenor ASA (c)	64,400	778,386

3

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SPAIN (11.2%)
Electric Utility (3.0%)
Iberdrola SA (c)	25,780	$887,106
Red Electrica de Espana (c)	11,310	390,263

		1,277,369

Gas & Electric Utility (2.7%)
Endesa SA (c)	28,200	979,693
Union Fenosa SA (c)	3,467	134,223

		1,113,916

Telecommunications (5.5%)
Telefonica SA (c)	139,510	2,318,758

		4,710,043

UNITED KINGDOM (22.0%)
Electric Utility (8.4%)
International Power PLC (c)	198,340	1,041,600
National Grid PLC (c)	51,425	555,589
Scottish & Southern Energy PLC (c)	45,762	973,148
Scottish Power PLC (c)	90,972	979,856

		3,550,193

Gas & Electric Utility (1.4%)
Centrica PLC (c)	106,990	563,327

Telecommunications (8.0%)
Vodafone Group PLC (c)	1,583,080	3,368,983

Water Utility (4.2%)
AWG PLC (c)	26,231	579,986
Northumbrian Water Group PLC (c)	102,678	464,903
Pennon Group PLC (c)	30,110	742,156

		1,787,045

		9,269,548

UNITED STATES (31.7%)
Electric Utility (3.5%)
AES Corp. (b)	30,680	566,046
DPL, Inc.	8,610	230,748
Edison International	6,266	244,374
PPL Corp.	13,464	434,887

		1,476,055

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Gas & Electric Utility (5.2%)
Exelon Corp.	13,915	$790,789
FirstEnergy Corp.	6,640	359,954
PG&E Corp.	8,660	340,165
TXU Corp.	10,350	618,827
Wisconsin Energy Corp.	2,380	95,914

		2,205,649

Telecommunications (23.0%)
ALLTEL Corp.	8,900	568,087
AT&T Inc.	96,843	2,700,952
BellSouth Corp.	61,544	2,227,893
Sprint Nextel Corp.	84,171	1,682,578
Verizon Communications, Inc.	75,680	2,534,523

		9,714,033

		13,395,737

Total Common Stocks		40,594,123

CASH EQUIVALENTS (3.1%)
Investments in repurchase agreements (colleteralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $1,323,210)	$1,322,640	1,322,640

Total Cash Equivalents		1,322,640

Total Investments (Cost $39,090,209) (a) — 99.3%		41,916,763
Other assets in excess of liabilities — 0.7%		290,788

NET ASSETS — 100.0%		$42,207,551

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

See notes to financial statements.

4

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GARTMORE GVIT GLOBAL UTILITIES FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $37,767,569)	$40,594,123
Repurchase agreements, at cost and value	1,322,640

Total Investments	41,916,763

Foreign currency, at value (cost $6,295)	6,296
Interest and dividends receivable	142,952
Receivable for capital shares issued	202,488
Reclaims receivable	20,967
Prepaid expenses and other assets	2,514

Total Assets	42,291,980

Liabilities:
Payable to custodian	5,988
Payable for capital shares redeemed	4,478
Accrued expenses and other payables:
Investment advisory fees	66,025
Fund administration and transfer agent fees	4,198
Distribution fees	194
Administrative servicing fees	3,475
Other	71

Total Liabilities	84,429

Net Assets	$42,207,551

Represented by:
Capital	$37,396,708
Accumulated net investment income (loss)	286,386
Accumulated net realized gains (losses) from investment and foreign currency transactions	1,698,316
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,826,141

Net Assets	$42,207,551

Net Assets:
Class I Shares	$4,591,709
Class II Shares	959,270
Class III Shares	36,656,572

Total	$42,207,551

Shares outstanding (unlimited number of shares authorized):
Class I Shares	413,264
Class II Shares	86,080
Class III Shares	3,290,276

Total	3,789,620

Net asset value and offering price per share:*
Class I Shares	$11.11
Class II Shares	$11.14
Class III Shares	$11.14

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$9,322
Dividend income (net of foreign withholding tax of $89,886)	846,648

Total Income	855,970

Expenses:
Investment advisory fees	133,130
Fund administration and transfer agent fees	20,385
Distribution fees Class II Shares	1,178
Administrative servicing fees Class I Shares	4,182
Administrative servicing fees Class II Shares	775
Administrative servicing fees Class III Shares	23,556
Trustee fees	660
Other	10,324

Total Expenses	194,190

Net Investment Income (Loss)	661,780

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	2,020,478
Net realized gains (losses) on foreign currency transactions	8,545

Net realized gains (losses) on investment and foreign currency transactions	2,029,023
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,728,396

Net realized/unrealized gains (losses) on investments and foreign currencies	3,757,419

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,419,199

See notes to financial statements.

5

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$661,780	$829,339
Net realized gains (losses) on investment and foreign currency transactions	2,029,023	4,465,246
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,728,396	(2,671,779)

Change in net assets resulting from operations	4,419,199	2,622,806

Distributions to Class I shareholders from:
Net investment income	(40,637)	(107,515)
Net realized gains on investments	(37,686)	(666,112)
Distributions to Class II shareholders from:
Net investment income	(7,689)	(16,842)
Net realized gains on investments	(8,005)	(127,171)
Distributions to Class III shareholders from:
Net investment income	(326,326)	(767,979)
Net realized gains on investments	(298,933)	(4,867,573)

Change in net assets from shareholder distributions	(719,276)	(6,553,192)

Change in net assets from capital transactions	(907,483)	6,120,037

Change in net assets	2,792,440	2,189,651
Net Assets:
Beginning of period	39,415,111	37,225,460

End of period	$42,207,551	$39,415,111

Accumulated net investment income (loss)	$286,386	$(742)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,034,746	$4,005,419
Dividends reinvested	78,323	773,626
Cost of shares redeemed	(1,542,161)	(4,396,497)

	(429,092)	382,548

Class II Shares
Proceeds from shares issued	39	181
Dividends reinvested	15,694	144,013
Cost of shares redeemed	(45,107)	(225,117)

	(29,374)	(80,923)

Class III Shares
Proceeds from shares issued	6,800,208	14,946,239
Dividends reinvested	625,257	5,635,550
Cost of shares redeemed	(7,874,482)	(14,763,377)

	(449,017)	5,818,412

Change in net assets from capital transactions	$(907,483)	$6,120,037

6

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL UTILITIES FUND

Statements of Changes in Net Assets (Continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	94,498	350,987
Reinvested	7,241	73,715
Redeemed	(142,691)	(386,185)

	(40,952)	38,517

Class II Shares
Issued	— (a)	— (a)
Reinvested	1,447	13,719
Redeemed	(4,126)	(19,667)

	(2,679)	(5,948)

Class III Shares
Issued	619,192	1,305,948
Reinvested	57,693	535,608
Redeemed	(724,463)	(1,294,226)

	(47,578)	547,330

(a)	Amount is less than 1 share.

See notes to financial statements.

7

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Utilities Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$8.38	0.08	0.01	(0.96)	(0.87)	(0.09)	—	(0.09)	$7.42	(10.36%	)(f)	$169	1.20%	(g)	1.83%	(g)		(h)		(h)	153.83%
Year Ended December 31, 2003	$7.42	0.06	0.01	1.71	1.78	(0.04)	—	(0.04)	$9.16	24.05%		$1,104	1.11%		1.28%			(h)		(h)	116.62%
Year Ended December 31, 2004	$9.16	0.13	—	2.60	2.73	(0.13)	(0.50)	(0.63)	$11.26	29.97%		$4,679	1.08%		1.78%			(h)		(h)	358.63%
Year Ended December 31, 2005	$11.26	0.22	—	0.48	0.70	(0.24)	(1.59)	(1.83)	$10.13	6.39%		$4,602	1.12%		1.92%			(h)		(h)	234.81%
Six Months Ended June 30, 2006 (Unaudited)	$10.13	0.18	—	0.99	1.17	(0.10)	(0.09)	(0.19)	$11.11	11.55%	(f)	$4,592	1.06%	(g)	3.31%	(g)		(h)		(h)	48.93%

Class II Shares
Period Ended December 31, 2003(d)	$7.08	0.03	0.01	2.09	2.13	(0.03)	—	(0.03)	$9.18	30.16%	(f)	$1,092	1.36%	(g)	0.76%	(g)		(h)		(h)	116.62%
Year Ended December 31, 2004	$9.18	0.18	—	2.53	2.71	(0.11)	(0.50)	(0.61)	$11.28	29.56%		$1,069	1.33%		1.58%			(h)		(h)	358.63%
Year Ended December 31, 2005	$11.28	0.20	—	0.48	0.68	(0.21)	(1.59)	(1.80)	$10.16	6.19%		$902	1.37%		1.68%			(h)		(h)	234.81%
Six Months Ended June 30, 2006 (Unaudited)	$10.16	0.17	—	0.99	1.16	(0.09)	(0.09)	(0.18)	$11.14	11.39%	(f)	$959	1.28%	(g)	3.15%	(g)		(h)		(h)	48.93%

Class III Shares
Period Ended December 31, 2001(e)	$10.00	—	—	0.01	0.01	—	—	—	$10.01	0.10%	(f)	$3,002	1.15%	(g)	(0.12%	)(g)	8.45%	(g)	(7.42%	)(g)	0.00%
Year Ended December 31, 2002	$10.01	0.12	0.01	(2.62)	(2.49)	(0.09)	—	(0.09)	$7.43	(24.85%	)	$3,571	1.10%		1.79%		1.11%		1.78%		153.83%
Year Ended December 31, 2003	$7.43	0.10	0.01	1.68	1.79	(0.04)	—	(0.04)	$9.18	24.17%		$7,054	1.04%		1.39%			(h)		(h)	116.62%
Year Ended December 31, 2004	$9.18	0.14	—	2.60	2.74	(0.14)	(0.50)	(0.64)	$11.28	29.95%		$31,478	1.05%		1.73%			(h)		(h)	358.63%
Year Ended December 31, 2005	$11.28	0.22	—	0.49	0.71	(0.24)	(1.59)	(1.83)	$10.16	6.48%		$33,911	1.10%		1.96%			(h)		(h)	234.81%
Six Months Ended June 30, 2006 (Unaudited)	$10.16	0.17	—	1.00	1.17	(0.10)	(0.09)	(0.19)	$11.14	11.54%	(f)	$36,657	1.01%	(g)	3.34%	(g)		(h)		(h)	48.93%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.
(f)	Not annualized.
(g)	Annualized.
(h)	There were no fee reductions during the period.

See notes to financial statements.

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Utilities Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$39,090,209	$4,153,305	$(1,326,752)	$2,826,553

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays GGAMT an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GGAMT pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	0.70%	0.350%	0.350%
$500 million up to $2 billion	0.65%	0.325%	0.325%
Over $2 billion	0.60%	0.300%	0.300%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the Global Utilities Composite Index, which is comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage point	+/- 0.04%
+/- 3 percentage point	+/- 0.06%
+/- 4 percentage point	+/- 0.08%
+/- 5 percentage point	+/- 0.10%

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $25,421 in Administrative Services Fees from the Fund.

As of June 30, 2006, the adviser or affiliates of the adviser directly held 10% of the shares outstanding of the Fund.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $1,653.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $18,762,971 and sales of $21,226,042.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

15

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its benchmark, the MSCI World Utilities Index (40%)/MSCI World Telecom Index (60%), by 1,071 basis points for the one-year period ended September 30, 2005 and by 290 basis points for the three-year period. The Board also considered that the Fund ranked in the third quartile of the Lipper Utilities Fund category for the one-year period and ranked in the second quartile for the three-year period. The Board then discussed with management the performance and distribution of the Fund.

Next, the Board reviewed the Fund’s contractual advisory fee (including the subadvisory fee) and breakpoints and considered that the contractual advisory fee placed the Fund in the fourth quintile of the Fund’s Lipper-constructed Expense Group. The Board also noted that the Fund’s total expenses were above the median of the Fund’s Lipper Expense Group by 2 basis points. The Board considered, however, that this Fund implemented a performance-based fee structure on January 1, 2006, and the base management fee was reduced by 10 basis points on that date. Finally, the Board considered the adviser’s profit margin in managing the Fund in light of all of the above, and determined it was not excessive.

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GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and subadvisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (collectively, “Nationwide”), the parent companies of Gartmore Global Asset Management Trust (“GGAMT”) and GGAMT’s investment advisory subsidiaries, Gartmore Mutual Fund Capital Trust (“GMFCT”) and Gartmore Morley Capital Management, Inc. (“GMCM”), each of which, along with GGAMT, serves as an investment adviser to various series of the Gartmore Variable Insurance Trust (the “Funds”), announced that Nationwide entered into a definitive agreement for the sale of Gartmore Group Limited (“GGL”), including certain of GGL’s subsidiaries based in the United Kingdom (the “U.K. Sale”). GGL’s U.K. investment advisory subsidiaries includes Gartmore Global Partners (“GGP”), the Fund’s current sub-adviser. Management informed the Board that, pending regulatory approval in the U.K. and other such appropriate jurisdiction, the U.K. Sale is expected to close during the third quarter of 2006, at which time a change in control of GGP will occur that will cause GGP’s current subadvisory agreement with the Fund to terminate. Management recommended that the Board approve a new Subadvisory agreement with newly-unaffiliated GGP, in reliance upon the Manager of Managers Exemptive order the Funds have obtained from the SEC to take effect immediately upon the closing of the U.K. Sale to ensure continued provision of Subadvisory services by GGP to the Fund. The Board considered management’s representation that upon the closing of the U.K. Sale: (1) the Fund will be managed by the same portfolio managers who manage the Fund’s assets at this time; however, they will now do so on behalf of affiliated GGP at this time; (2) that the Fund will be managed in the same way, utilizing the same investment objective and strategies used by affiliated GGP now; and (3) the Subadvisory fees paid to unaffiliated GGP will be the same as those currently paid to affiliated GGP. At the time the Board selected and approved the adviser to the Fund, Board considered, among other factors, the advisory fee compared to a peer group of funds, the extent to which economies of scale would be realized as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. Since the adviser will pay the sub-adviser from the fees paid by the Fund to the adviser, and since the fees and expenses for the Fund will not change as a result of the change to the sub-adviser, the Board did not further consider these factors. Consequently, at its Regular Quarterly Meeting on June 14, 2006, the Board approved the continuation of affiliated GGP’s subadvisory agreement with new unaffiliated GGP, effective immediately upon the closing of the U.K. Sale which as of the date of printing of this report, had not yet occurred.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association – College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

*	Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President – Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

22

Gartmore GVIT Global Financial Services Fund

SemiannualReport

| June 30, 2006 (unaudited)

Contents

3	Statement of Investments

6	Statement of Assets and Liabilities

6	Statement of Operations

7	Statements of Changes in Net Assets

9	Financial Highlights

10	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GGFS (8/06)

Shareholder

Expense Example	Gartmore GVIT Global Financial Services Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period*	Annualized Expense Ratio*
Gartmore GVIT Global Financial Services Fund
Class I	Actual	$1,000.00	$1,071.30	$6.11	1.19%
	Hypothetical[1]	$1,000.00	$1,018.90	$5.97	1.19%
Class II	Actual	$1,000.00	$1,070.20	$7.39	1.44%
	Hypothetical[1]	$1,000.00	$1,017.66	$7.23	1.44%
Class III	Actual	$1,000.00	$1,070.50	$6.01	1.17%
	Hypothetical[1]	$1,000.00	$1,019.00	$5.87	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period). The expense ratio presented represents a six-month, annualized ratio in accordance with SEC guidelines. The expenses reported above do not include the effect of additional expenses imposed by variable annuity contracts.

1	Represents the hypothetical 5% return before expenses.

1

Portfolio Summary

June 30, 2006 (Unaudited)	Gartmore GVIT Global Financial Services Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	96.6%
Cash Equivalents	4.3%
Other assets in excess of liabilities	-0.9%

100.0%

Top Holdings*
Bank of America Corp.	4.0%
Citigroup, Inc.	3.6%
HSBC Holdings PLC	3.3%
Royal Bank of Scotland Group PLC	3.0%
UBS AG	3.0%
BNP Paribas SA	3.0%
Mizuho Financial Group, Inc.	3.0%
Wachovia Corp.	2.9%
UniCredito Italiano SpA	2.6%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Other Assets	69.3%

100.0%

Top Industries
Banking	40.5%
Financial Services	31.9%
Insurance	17.2%
Real Estate Investment Trusts	2.8%
Real Estate	2.2%
Property Trust	1.2%
Paper Products	0.8%
Other Assets	3.4%

100.0%

Top Countries
United States	48.8%
Japan	9.5%
United Kingdom	8.9%
Australia	4.8%
France	3.9%
Germany	3.8%
Netherlands	3.3%
Switzerland	3.0%
Italy	2.6%
Ireland	2.2%
Other Assets	9.2%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Investments — June 30, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS (96.6%)
AUSTRALIA (4.8%)
Banking (2.9%)
Australia & New Zealand Banking Group Ltd. (c)	29,770	$588,423
Commonwealth Bank of Australia (c)	12,040	396,522

		984,945

Insurance (0.7%)
Promina Group Ltd. (c)	58,600	244,279

Property Trust (1.2%)
Westfield Group (c)	32,000	411,865

		1,641,089

CANADA (1.8%)
Financial Services (1.8%)
Manulife Financial Corp.	18,650	591,085

FRANCE (3.9%)
Banking (3.0%)
BNP Paribas SA (c)	10,610	1,014,456

Financial Services (0.9%)
Credit Agricole SA (c)	7,860	298,253

		1,312,709

GERMANY (3.8%)
Banking (1.3%)
Commerzbank AG (c)	11,990	434,099

Financial Services (0.5%)
Hypo Real Estate Holding AG (c)	2,800	169,524

Insurance (2.0%)
Allianz AG (c)	4,270	671,873

		1,275,496

GREECE (1.2%)
Banking (1.2%)
Alpha Bank AE (c)	15,550	387,923

HONG KONG (0.6%)
Financial Services (0.6%)
Hang Lung Group Ltd. (c)	87,420	189,235

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
IRELAND (2.2%)
Banking (2.2%)
Anglo Irish Bank Corp. PLC (c)	23,260	$362,422
Bank of Ireland (c)	20,710	368,098

		730,520

ITALY (2.6%)
Banking (2.6%)
UniCredito Italiano SpA (c)	113,104	884,495

JAPAN (9.5%)
Banking (3.3%)
Mitsubishi UFJ Financial Group, Inc. (c)	56	785,141
Sumitomo Mitsui Financial Group, Inc. (c)	23	243,609
Suruga Bank Ltd. (c)	5,000	67,715

		1,096,465

Financial Services (4.0%)
Daiwa Securities Group, Inc. (c)	14,000	166,850
Mizuho Financial Group, Inc. (c)	117	992,435
Orix Corp. (c)	700	170,838

		1,330,123

Real Estate (2.2%)
Mitsubishi Estate Co. Ltd. (c)	13,000	276,706
Mitsui Fudosan Co. Ltd. (c)	8,000	173,893
Sumitomo Realty & Development Co. Ltd. (c)	12,000	296,154

		746,753

		3,173,341

NETHERLANDS (3.3%)
Financial Services (1.0%)
Fortis NV (c)	9,550	325,621

Insurance (2.3%)
ING Groep NV (c)	19,760	775,640

		1,101,261

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
SPAIN (2.2%)
Banking (2.2%)
Banco Bilbao Vizcaya Argentaria SA (c)	35,430	$728,969

SWITZERLAND (3.0%)
Financial Services (3.0%)
UBS AG (c)	9,270	1,015,033

UNITED KINGDOM (8.9%)
Banking (8.9%)
Barclays PLC (c)	36,430	412,936
HBOS PLC (c)	11,510	199,724
HSBC Holdings PLC (c)	62,370	1,097,292
Lloyds TSB Group PLC (c)	25,310	247,912
Royal Bank of Scotland Group PLC (c)	30,950	1,015,825

		2,973,689

UNITED STATES (48.8%)
Banking (12.9%)
Bank of America Corp.	28,140	1,353,534
Colonial BancGroup, Inc.	15,920	408,826
Hudson City Bancorp, Inc.	22,000	293,260
SunTrust Banks, Inc.	6,450	491,877
Synovus Financial Corp.	4,900	131,222
U.S. Bancorp	16,650	514,152
Wachovia Corp.	17,860	965,869
Zions Bancorp	2,060	160,556

		4,319,296

Financial Services (20.1%)
Accredited Home Lenders Holding Co. (b)	2,100	100,401
American Express Co.	2,150	114,423
AmeriCredit Corp. (b)	11,780	328,898
Capital One Financial Corp.	5,900	504,155
Chicago Mercantile Exchange	860	422,389
Citigroup, Inc.	25,150	1,213,235
Clayton Holdings, Inc. (b)	2,390	31,190
E*TRADE Financial Corp. (b)	7,240	165,217
Fannie Mae	3,240	155,844
Goldman Sachs Group, Inc.	5,140	773,210

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Financial Services (continued)
Greenhill & Co., Inc.	4,200	$255,192
J.P. Morgan Chase & Co.	15,610	655,620
Lehman Brothers Holdings, Inc.	4,720	307,508
Moody’s Corp.	2,400	130,704
SLM Corp.	4,720	249,782
State Street Corp.	4,000	232,360
T. Rowe Price Group, Inc.	4,200	158,802
Thomas Weisel Partners Group, Inc. (b)	8,220	156,262
United PanAm Financial Corp. (b)	8,370	254,448
Washington Mutual, Inc.	6,900	314,502
Wright Express Corp. (b)	6,200	178,188

		6,702,330

Insurance (12.2%)
AFLAC, Inc.	4,470	207,185
Allstate Corp.	4,830	264,346
American International Group, Inc.	10,050	593,452
Assurant, Inc.	11,110	537,724
Endurance Specialty Holdings Ltd.	10,940	350,080
Genworth Financial, Inc., Class A	7,060	245,970
Lincoln National Corp.	4,600	259,624
Metlife, Inc.	3,980	203,816
PartnerRe Ltd.	2,500	160,125
Progressive Corp. (The)	16,770	431,157
Prudential Financial, Inc.	4,200	326,340
St. Paul Travelers Cos.	7,150	318,747
United Fire & Casualty Co.	6,310	190,120

		4,088,686

Paper Products (0.8%)
Potlatch Corp.	6,786	256,172

Real Estate Investment Trusts (2.8%)
General Growth Properties, Inc.	3,000	135,180
New Century Financial Corp.	2,210	101,108
ProLogis	5,180	269,982

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Statement of Investments — June 30, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate Investment Trusts (continued)
Redwood Trust, Inc.	5,410	$264,170
Ventas, Inc.	4,530	153,476

		923,916

		16,290,400

Total Common Stocks		32,295,245

CASH EQUIVALENTS (4.3%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $1,449,020)	$1,448,396	1,448,396

Total Cash Equivalents		1,448,396

Total Investments (Cost $32,297,966) (a) — 100.9%		33,743,641
Liabilities in excess of other assets — (0.9%)		(316,856)

NET ASSETS — 100.0%		$33,426,785

(a)	See notes to financial statements for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair valued security.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

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Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $30,849,570)	$32,295,245
Repurchase agreements, at cost and value	1,448,396

Total Investments	33,743,641

Foreign currencies, at value (cost $16,020)	16,218
Interest and dividends receivable	46,504
Receivable for capital shares issued	27,213
Receivable for investments sold	882,778
Reclaims receivable	13,605
Prepaid expenses and other assets	473

Total Assets	34,730,432

Liabilities:
Payable to custodian	18,812
Payable for capital shares redeemed	399,526
Payable for investments purchased	800,284
Unrealized depreciation on forward foreign currency contracts	4,490
Accrued expenses and other payables:
Investment advisory fees	75,027
Fund administration and transfer agent fees	1,887
Distribution fees	354
Administrative servicing fees	3,257
Other	10

Total Liabilities	1,303,647

Net Assets	$33,426,785

Represented by:
Capital	$29,307,904
Accumulated net investment income (loss)	(220,758)
Accumulated net realized gains (losses) from investment and foreign currency transactions	2,893,350
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,446,289

Net Assets	$33,426,785

Net Assets:
Class I Shares	$7,237,739
Class II Shares	1,749,972
Class III Shares	24,439,074

Total	$33,426,785

Shares outstanding (unlimited number of shares authorized):
Class I Shares	546,852
Class II Shares	132,601
Class III Shares	1,845,702

Total	2,525,155

Net asset value and offering price per share:*
Class I Shares	$13.24
Class II Shares	$13.20
Class III Shares	$13.24

*	Not subject to a front-end sales charge.

Statement of Operations

For the six months ended June 30, 2006 (Unaudited)

Investment Income:
Interest income	$15,305
Dividend income (net of foreign withholding tax of $30,426)	487,566

Total Income	502,871

Expenses:
Investment advisory fees	144,369
Fund administration and transfer agent fees	16,457
Distribution fees Class II Shares	2,189
Administrative servicing fees Class I Shares	4,914
Administrative servicing fees Class II Shares	1,303
Administrative servicing fees Class III Shares	15,045
Trustee fees	565
Other	6,180

Total expenses before earnings credit	191,022
Earnings credit (Note 6)	(2)

Total Expenses	191,020

Net Investment Income (Loss)	311,851

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	3,083,206
Net realized gains (losses) on foreign currency transactions	10,009

Net realized gains (losses) on investment and foreign currency transactions	3,093,215
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,355,610)

Net realized/unrealized gains (losses) on investments and foreign currencies	1,737,605

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,049,456

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$311,851	$284,157
Net realized gains (losses) on investment and foreign currency transactions	3,093,215	2,410,937
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,355,610)	(500,989)

Change in net assets resulting from operations	2,049,456	2,194,105

Distributions to Class I shareholders from:
Net investment income	(92,180)	(74,845)
Net realized gains on investments	(76,898)	(493,113)
Distributions to Class II shareholders from:
Net investment income	(21,119)	(29,857)
Net realized gains on investments	(18,311)	(161,050)
Distributions to Class III shareholders from:
Net investment income	(324,034)	(323,915)
Net realized gains on investments	(253,070)	(1,878,073)

Change in net assets from shareholder distributions	(785,612)	(2,960,853)

Change in net assets from capital transactions	3,320,341	4,086,038

Change in net assets	4,584,185	3,319,290
Net Assets:
Beginning of period	28,842,600	25,523,310

End of period	$33,426,785	$28,842,600

Accumulated net investment income (loss)	$(220,758)	$(95,276)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,966,109	$3,305,266
Dividends reinvested	169,077	567,957
Cost of shares redeemed	(915,357)	(1,906,576)

	1,219,829	1,966,647

Class II Shares
Proceeds from shares issued	128	196
Dividends reinvested	39,430	190,907
Cost of shares redeemed	(50,788)	(361,011)

	(11,230)	(169,908)

Class III Shares
Proceeds from shares issued	9,673,751	8,227,215
Dividends reinvested	577,102	2,201,984
Cost of shares redeemed	(8,139,111)	(8,139,900)

	2,111,742	2,289,299

Change in net assets from capital transactions	$3,320,341	$4,086,038

7

GARTMORE VARIABLE INSURANCE TRUST

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND

Statement of Changes in Net Assets (Continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	144,530	252,815
Reinvested	12,904	45,191
Redeemed	(68,609)	(152,719)

	88,825	145,287

Class II Shares
Issued	— (a)	— (a)
Reinvested	3,015	15,326
Redeemed	(3,842)	(28,739)

	(827)	(13,413)

Class III Shares
Issued	723,106	635,243
Reinvested	43,963	175,497
Redeemed	(607,667)	(655,199)

	159,402	155,541

(a)	Amount is less than 1 share.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

Gartmore GVIT Global Financial Services Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Redemption Fees	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class I Shares
Period Ended December 31, 2002(c)	$10.23	—	0.01	(1.27)	(1.26)	(0.01)	—	(0.01)	$8.96	(12.26%	)(f)	$218	1.37%	(g)	0.30%	(g)		(h)		(h)	211.21%
Year Ended December 31, 2003	$8.96	0.10	0.01	3.58	3.69	(0.05)	(1.21)	(1.26)	$11.39	41.45%		$3,121	1.27%		1.47%			(h)		(h)	261.68%
Year Ended December 31, 2004	$11.39	0.17	0.01	2.19	2.37	(0.17)	(0.77)	(0.94)	$12.82	20.99%		$4,011	1.27%		1.19%			(h)		(h)	127.69%
Year Ended December 31, 2005	$12.82	0.19	—	1.18	1.37	(0.25)	(1.28)	(1.53)	$12.66	11.15%		$5,799	1.34%		1.24%			(h)		(h)	217.57%
Six Months Ended June 30, 2006 (Unaudited)	$12.66	0.14	—	0.76	0.90	(0.18)	(0.14)	(0.32)	$13.24	7.13%	(f)	$7,238	1.19%	(g)	1.96%	(g)		(h)		(h)	129.76%

Class II Shares
Period Ended December 31, 2003(d)	$8.46	0.04	0.01	4.11	4.16	(0.04)	(1.21)	(1.25)	$11.37	49.51%	(f)	$913	1.51%	(g)	1.20%	(g)		(h)		(h)	261.68%
Year Ended December 31, 2004	$11.37	0.11	0.01	2.22	2.34	(0.14)	(0.77)	(0.91)	$12.80	20.76%		$1,879	1.52%		1.00%			(h)		(h)	127.69%
Year Ended December 31, 2005	$12.80	0.14	—	1.18	1.32	(0.22)	(1.28)	(1.50)	$12.62	10.79%		$1,685	1.59%		1.08%			(h)		(h)	217.57%
Six Months Ended June 30, 2006 (Unaudited)	$12.62	0.11	—	0.77	0.88	(0.16)	(0.14)	(0.30)	$13.20	7.02%	(f)	$1,750	1.44%	(g)	1.67%	(g)		(h)		(h)	129.76%

Class III Shares
Period Ended December 31, 2001(e)	$10.00	—	—	0.13	0.13	—	—	—	$10.13	1.32%	(f)	$3,041	1.35%	(g)	0.33%	(g)	8.56%	(g)	(6.88%	)(g)	0.00%
Year Ended December 31, 2002	$10.13	0.04	0.01	(1.21)	(1.16)	(0.01)	—	(0.01)	$8.96	(11.41%	)	$6,009	1.31%		0.66%			(h)		(h)	211.21%
Year Ended December 31, 2003	$8.96	0.13	0.01	3.55	3.69	(0.05)	(1.21)	(1.26)	$11.39	41.46%		$11,634	1.22%		1.57%			(h)		(h)	261.68%
Year Ended December 31, 2004	$11.39	0.14	0.01	2.23	2.38	(0.17)	(0.77)	(0.94)	$12.83	21.13%		$19,634	1.24%		1.28%			(h)		(h)	127.69%
Year Ended December 31, 2005	$12.83	0.20	—	1.17	1.37	(0.25)	(1.28)	(1.53)	$12.67	11.17%		$21,359	1.29%		1.36%			(h)		(h)	217.57%
Six Months Ended June 30, 2006 (Unaudited)	$12.67	0.13	—	0.76	0.89	(0.18)	(0.14)	(0.32)	$13.24	7.05%	(f)	$24,439	1.17%	(g)	1.96%	(g)		(h)		(h)	129.76%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(c)	For the period from May 10, 2002 (commencement of operations) through December 31, 2002.

(d)	For the period from March 28, 2003 (commencement of operations) through December 31, 2003.

(e)	For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.13 per share.

(f)	Not annualized.

(g)	Annualized.

(h)	There were no fee reductions during the period.

See notes to financial statements.

9

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of October 30, 1997, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore GVIT Global Financial Services Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt (including defaulted issues) and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee,

10

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if

11

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Short Sales

The Fund is authorized to engage in short-selling of portfolio securities which obligates the Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the

12

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. Government securities and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(k)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

13

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

As of June 30, 2006, the tax cost of securities and breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$32,393,165	$1,834,310	$(388,636)	$1,445,674

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Global Asset Management Trust (“GGAMT”) manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GGAMT provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GGAMT advises. Gartmore Global Partners (the “subadviser”), an affiliate of GGAMT, manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays GGAMT an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreement, GGAMT pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GGAMT and the subadviser is as follows for the six months ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
Up to $500 million	0.90%	0.450%	0.450%
$500 million up to $2 billion	0.85%	0.425%	0.425%
$2 billion and more	0.80%	0.400%	0.400%

Beginning January 1, 2007, the Fund’s base management fee (as adjusted for any applicable breakpoints) may increase or decrease proportionately depending on how the Fund performs relative to its benchmark, the MSCI World Financials Index. This performance fee is intended to reward or penalize the investment adviser for outperforming or underperforming the Fund’s benchmark.

The calculation of the total management fee is done in two separate steps. First, the Fund calculates a base fee (to be paid at the end of each quarter). The base fee rate results in an annual fee, calculated and accrued daily. The fee rate is applied to the Fund’s average net assets over that quarter. Second, a performance adjustment percentage is applied to the Fund’s average net assets over the 12-month rolling performance period. The performance adjustment amount is then added to (or subtracted from, as applicable) the base fee to arrive at the Fund’s total advisory fee for the most recently completed quarterly sub-period and that total fee is paid at the end of that most recently completed quarter.

14

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

The performance fee calculation applies to all of the Fund’s share classes equally, based on the performance of the Class III shares during the performance period. The table below shows the performance adjustment rate applicable to each Fund’s base fee.

Out or Underperformance	Change in Fees
+/- 1 percentage point	+/- 0.02%
+/- 2 percentage point	+/- 0.04%
+/- 3 percentage point	+/- 0.06%
+/- 4 percentage point	+/- 0.08%
+/- 5 percentage point	+/- 0.10%

The first such payment or penalty, if any, will be made at the end of March 2007 for the Fund (15 months after implementation of the performance-based fees on January 1, 2006). Thereafter, the performance adjusted advisory fee will be paid quarterly.

Under this performance fee arrangement, the investment adviser can receive a performance fee increase even if the Fund experiences negative performance that still exceeds its benchmark by more than the relevant percentage amount shown above.

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires

15

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the six months ended June 30, 2006, Nationwide Financial Services received $20,019 in Administrative Services Fees from the Fund.

As of June 30, 2006, the adviser or affiliates of the adviser directly held 16% of the shares outstanding of the Fund.

4. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $43,594,819 and sales of $41,484,059.

4. Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class III shares on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class III shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the six months ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $4,902.

5. Investment Transactions

For the six months ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $43,594,819 and sales of $41,484,059.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

16

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information

June 30, 2006 (Unaudited)

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year. In the Lipper reports, Lipper selected an expense group consisting of the Fund and a representative sample of comparable funds (an “Expense Group”). The Lipper report also contained comparisons of total return performance. For purposes of the Lipper report, a “Performance Group” was used by Lipper to compare the total return performance of the Fund against that of similar funds, and the Performance Group may have been comprised of the same funds as the Fund’s Expense Group. The Lipper ranking methodology ranks the Fund based upon expense and performance comparisons. The highest/best performing funds are ranked in the first quintile, with the lowest performing funds ranked in the fifth quintile. The funds with the lowest expenses are ranked in the first quintile and the funds with the highest expenses are ranked in the fifth quintile. Therefore, the highest expense is defined as being in the 5th quintile while the highest performance is defined as being in the 1st quartile.

In considering whether to renew the investment advisory agreement (and, where applicable, the sub-advisory agreement) for the Fund, the Board considered among others, the following specific factors with respect to the Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund compared to its benchmark and its peer group of funds; and

5.	the profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

The Board reviewed the Fund’s performance and considered that the Fund outperformed its benchmark, the MSCI World/Financials Index, by 4 basis points for the one-year period ended September 30, 2005 and by 335 basis points for the three-year period. The Board considered that the Fund ranked in the second quartile of the Lipper Specialty/Miscellaneous Funds category for the one-year period, and ranked in the first quartile for the three-year period. The Board discussed with management the performance and distribution of this Fund.

Next, the Board reviewed the Fund’s contractual advisory fee (including the subadvisory fee) and breakpoints and noted that the contractual advisory fee placed the Fund in the fifth quintile of its Lipper-constructed Expense Group. The Board also considered the Fund’s total expenses placed the Fund above the median of its Lipper Expense Group by 24 basis points. Management explained that the Fund’s higher expense ratio relative to its peers was primarily due to a higher management fee. However, the Board considered that the management fee was reduced by 10 basis points on January 1, 2006, in conjunction with the implementation of a performance-based fee structure for this Fund. Finally, the Board considered the adviser’s profitability in light of all of the above and determined it was not excessive.

17

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Continued)

June 30, 2006 (Unaudited)

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to continue the investment advisory (and subadvisory) agreements for the Fund for an annual period which commenced on May 1, 2006.

On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (collectively, “Nationwide”), the parent companies of Gartmore Global Asset Management Trust (“GGAMT”) and GGAMT’s investment advisory subsidiaries, Gartmore Mutual Fund Capital Trust (“GMFCT”) and Gartmore Morley Capital Management, Inc. (“GMCM”), each of which, along with GGAMT, serves as an investment adviser to various series of the Gartmore Variable Insurance Trust (the “Funds”), announced that Nationwide entered into a definitive agreement for the sale of Gartmore Group Limited (“GGL”), including certain of GGL’s subsidiaries based in the United Kingdom (the “U.K. Sale”). GGL’s U.K. investment advisory subsidiaries includes Gartmore Global Partners (“GGP”), the Fund’s current sub-adviser. Management informed the Board that, pending regulatory approval in the U.K. and other such appropriate jurisdiction, the U.K. Sale is expected to close during the third quarter of 2006, at which time a change in control of GGP will occur that will cause GGP’s current subadvisory agreement with the Fund to terminate. Management recommended that the Fund’s adviser assume responsibility for the day-to-day management of the Fund immediately upon the closing of the U.K. Sale to ensure continued provision of investment management services to the Fund. The Board considered management’s representation that upon the closing of the U.K. Sale (1) the Fund will be managed by the same portfolio managers who manage the Fund’s assets at this time; however, they will now do so on behalf of the adviser; and (2) that the Fund will be managed in the same way, utilizing the same investment objective and strategies currently used by GGP. Consequently, at its Regular Quarterly Meeting on June 14, 2006, the Board approved the assumption by the adviser of day-to-day management of this Fund, effective immediately upon the closing of the U.K. Sale which as of the date of printing of this report, had not yet occurred.

18

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

19

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

20

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

21

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

22

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

American Funds GVIT Asset Allocation Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

2	Statement of Assets and Liabilities

2	Statement of Operations

3	Statements of Changes in Net Assets

4	Financial Highlights

5	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AGAA (8/06)

Shareholder

Expense Example	American Funds GVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, May 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period	Annualized Expense Ratio
American Funds GVIT Asset Allocation Fund
Class II	Actual	$1,000.00	$973.10	$2.84[a]	0.58%[a]
	Hypothetical[1]	$1,000.00	$1,021.92	$2.91[b]	0.58%[b]
Class VII	Actual	$1,000.00	$972.80	$5.58[a]	1.14%[a]
	Hypothetical[1]	$1,000.00	$1,019.15	$5.72[b]	1.14%[b]

1	Represents the hypothetical 5% return before expenses.

a	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

b	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

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AMERICAN FUNDS GVIT ASSET ALLOCATION FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in Portfolio (cost $19,067,516)	$19,056,971
Receivable for capital shares issued	414,792

Total Assets	19,471,763

Liabilities:
Payable for capital shares redeemed	18
Accrued expenses and other payables:
Fund administration and transfer agent fees	1,312
Master feeder service provider fee	880
Distribution fees	2,199
Administrative servicing fees	2,156
Trustee fees	52
Other	2,047

Total Liabilities	8,664

Net Assets	$19,463,099

Represented by:
Capital	$19,306,296
Accumulated net investment income (loss)	169,015
Accumulated net realized gains (losses) from investment	(1,667)
Net unrealized appreciation (depreciation) on investments	(10,545)

Net Assets	$19,463,099

Net Assets:
Class II Shares	19,462,125
Class VII Shares	974

Total	$19,463,099

Shares outstanding (unlimited number of shares authorized):
Class II Shares	1,117,605
Class VII Shares	56

Total	1,117,661

Net asset value and offering price per share:*
Class II Shares	$17.41
Class VII Shares	$17.42 (a)

Statement of Operations

For the period ended June 30, 2006 (Unaudited)(b)

Investment Income:
Dividend income	$222,027

Total Income	222,027

Expenses:
Fund administration and transfer agent fees	1,436
Master feeder service provider fee	2,675
Distribution fees Class II Shares	2,674
Distribution fees Class VII Shares	1
Administrative servicing fees Class II Shares	2,674
Administrative servicing fees Class VII Shares	1
Professional fees	2,162
Trustee fees	74
Other	1,129

Total expenses before waived expenses	12,826
Expenses waived	(1,605)

Total Expenses	11,221

Net Investment Income (Loss)	210,806

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(1,667)
Net change in unrealized appreciation/depreciation on investments	(10,545)

Net realized/unrealized gains (losses) on investments	(12,212)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$198,594

*	Not subject to a front-end sales charge.

(a)	Due to rounding, Net Assets divided by shares outstanding does not equal the NAV.

(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

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AMERICAN FUNDS GVIT ASSET ALLOCATION FUND

Statement of Changes in Net Assets

Period Ended June 30, 2006(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$210,806
Net realized gains (losses) on investment transactions	(1,667)
Net change in unrealized appreciation/depreciation on investments	(10,545)

Change in net assets resulting from operations	198,594

Distributions to Class II shareholders from:
Net investment income	(41,789)
Distributions to Class VII shareholders from:
Net investment income	(2)

Change in net assets from shareholder distributions	(41,791)

Change in net assets from capital transactions	19,306,296

Change in net assets	19,463,099
Net Assets:
Beginning of period	—

End of period	$19,463,099

Accumulated net investment income (loss)	$169,015

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$19,344,114
Dividends reinvested	41,789
Cost of shares redeemed	(80,609)

19,305,294

Class VII Shares
Proceeds from shares issued	1,000
Dividends reinvested	2

1,002

Change in net assets from capital transactions	$19,306,296

SHARE TRANSACTIONS:
Class II Shares
Issued	1,119,888
Reinvested	2,442
Redeemed	(4,725)

1,117,605

Class VII Shares
Issued	56
Reinvested	— (b)

56

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(b)	Amount is less than 1 share.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

American Funds GVIT Asset Allocation Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets		Portfolio Turnover(a)
Class II Shares
Period Ended June 30, 2006 (Unaudited)(b)	$17.92	0.20	(0.66)	(0.46)	(0.05)	(0.05)	$17.41	(2.58%	)(c)	$19,462	0.50%	(d)	10.96%	(d)	0.58%	(d)	10.87%	(d)	21.00%

Class VII Shares
Period Ended June 30, 2006 (Unaudited)(b)	$17.92	0.26	(0.73)	(0.47)	(0.03)	(0.03)	$17.42	(2.61%	)(c)	$1	1.14%	(d)	9.29%	(d)	1.14%	(d)	9.29%	(d)	21.00%

(a)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(c)	Not annualized.

(d)	Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds GVIT Asset Allocation Fund (the “Fund”).

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the NAV of the Master Fund, subtracting the Fund’s liabilities attributable to the Fund, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Each Fund may reject any order to buy Fund shares and may suspend the sale of Fund shares at any time.

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$19,069,183	$—	$(12,212)	$(12,212)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Gartmore SA Capital Trust (“GSA”) provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with GSA on behalf of the Fund, the Fund pays GSA a fee of 0.25% based on the Fund’s average daily net assets. GSA has entered into a contractual agreement with the Trust under which GSA will waive 0.15% of the fees GSA receives for the providing the Fund with non-investment master-feeder operational support services until May 1, 2007.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, GSA provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2006, Nationwide Financial Services received $2,867 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the period ended June 30, 2006, (excluding short-term securities) the Master Fund had purchases of $1,231,288 and sales of $1,240,593.

5. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging markets instruments that are subject to certain additional credit and market risks. The yields of emerging markets debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

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Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association-College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

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Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”),[3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

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Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

12

Financial Statements

for the American Funds Master Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

INVESTMENT MIX BY SECURITY TYPE

Where the fund’s assets were invested

based on total net assets as of

June 30, 2006

Percent of net assets
Equity Securities	70.2
Corporate bonds	9.3
U.S. Government & government agency bonds & notes	5.5
Non-U.S. government bonds & notes	0.1
Mortgage-backed obligations	6.0
Asset-backed obligations	0.9
Short-term securities & other assets less liabilities	8.0

100.0%

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

LARGEST INDIVIDUAL EQUITY SECURITIES

As of June 30, 2006

Percent of net assets
Microsoft	3.8%
Altria Group	3.5
Schlumberger	2.5
Suncor Energy	2.4
Boeing	2.0
Petro-Canada	1.6
Lowe’s Companies	1.6
BHP Biliton	1.6
Medtronic	1.4
Fannie Mae	1.3

American Funds Insurance Series Asset Allocation Fund

Investment portfolio, June 30, 2006

Common stocks	Shares	Market value
		(000)
Abbott Laboratories	750,000	32,708
AFLAC Inc.	700,000	32,445
Alcan Inc.	875,000	41,073
Alcoa Inc.	1,100,000	35,596
Allstate Corp.	540,000	29,554
Altria Group, Inc.	3,100,000	227,633
Anheuser-Busch Companies, Inc.	750,000	34,193
Applied Materials, Inc.	2,500,000	40,700
Arch Coal, Inc.	1,000,000	42,370
AstraZeneca PLC (ADR) (United Kingdom)	700,000	41,874
AstraZeneca PLC (Sweden)	106,000	6,395
Aventine Renewable Energy, Inc. (1) (2)	1,350,000	52,515
Avnet, Inc. (2)	1,400,000	28,028
Bank of America Corp.	1,250,000	60,125
BellSouth Corp.	2,190,000	79,278
Best Buy Co., Inc.	705,350	38,681
BHP Billiton Ltd.	4,775,000	102,845
Boeing Co.	1,550,000	126,961
Bristol-Myers Squibb Co.	2,000,000	51,720
C&C Group PLC	4,234,622	36,735
Cameco Corp.	1,200,000	47,817
Cardinal Health, Inc.	1,000,000	64,330
Carnival Corp., units	1,200,000	50,088
CDW Corp.	300,000	16,395
Ceridian Corp. (2)	457,000	11,169
Chevron Corp.	1,234,328	76,602
CIGNA Corp.	300,000	29,553
Cisco Systems, Inc. (2)	2,000,000	39,060
Citigroup Inc.	1,200,000	57,888
CNX Gas Corp. (1) (2)	125,000	3,750
COLT Telecom Group SA (2) (4)	51,200	166
Commerce Bancorp, Inc.	1,000,000	35,670
CONSOL Energy Inc.	395,000	18,454
DataPath, Inc. (1) (2) (4)	1,193,063	13,124
Deere & Co.	640,000	53,434
Delta Air Lines, Inc. (1) (2)	48,101	36
DigitalGlobe Inc. (1) (2) (4)	1,225,858	1,226
Eli Lilly and Co.	1,200,000	66,324
Energy XXI Acquisition Corp. (Bermuda) Ltd. (1) (2)	1,108,618	5,599
Fannie Mae	1,800,000	86,580
Freddie Mac	800,000	45,608
General Electric Co.	1,700,000	56,032
General Mills, Inc.	600,000	30,996
Hewlett-Packard Co.	1,800,000	57,024
HSBC Holdings PLC (ADR)	500,000	44,175
Intel Corp.	2,022,725	38,331
International Business Machines Corp.	600,000	46,092
J.P. Morgan Chase & Co.	1,500,000	63,000
Johnson & Johnson	500,000	29,960
Kohl’s Corp. (2)	1,000,000	59,120

Lockheed Martin Corp.	700,000	50,218
Lowe’s Companies, Inc.	1,700,000	103,139
Magna International Inc., Class A	320,000	23,030
Marathon Oil Corp.	750,000	62,475
Marshall & Ilsley Corp.	1,000,000	45,740
Martek Biosciences Corp. (2)	600,000	17,370
Medtronic, Inc.	2,000,000	93,840
Mellon Financial Corp.	1,200,000	41,316
Microsoft Corp.	10,500,000	244,650
Mitsubishi Corp.	2,000,000	39,944
Murphy Oil Corp.	200,000	11,172
Oracle Corp. (2)	3,000,000	43,470
PepsiCo, Inc.	600,000	36,024
Petro-Canada	2,200,000	104,401
Pfizer Inc	2,000,000	46,940
Raytheon Co.	1,040,000	46,353
Reliant Energy, Inc. (2)	4,000,000	47,920
Rio Tinto PLC	1,112,230	58,732
Roche Holding AG	300,000	49,506
Rosetta Resources Inc. (1) (2) (3)	2,970,000	49,361
Royal Dutch Shell PLC, Class A (ADR)	600,000	40,188
Sanofi-Aventis	360,000	35,093
Schlumberger Ltd.	2,459,800	$160,158
Sealed Air Corp.	800,000	41,664
Société Générale	465,000	68,320
Sprint Nextel Corp., Series 1	1,500,000	29,985
State Street Corp.	1,250,000	72,612
Suncor Energy Inc.	1,958,788	158,564
Symantec Corp. (2)	2,000,000	31,080
Target Corp.	1,150,000	56,201
Telephone and Data Systems, Inc.	575,000	23,805
Telephone and Data Systems, Inc., Special Common Shares	575,000	22,368
Toyota Motor Corp.	800,000	41,884
Verizon Communications Inc.	1,200,000	40,188
Walgreen Co.	1,708,900	76,627
Weyerhaeuser Co.	480,000	29,880
Other common stocks in initial period of acquisition		115,345

Total common stocks (cost: $3,600,832,000)		4,548,595

Preferred stocks	Shares	Market value
		(000)
BNP Paribas 5.186% noncumulative (1) (5)	2,500,000	2,271
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (5)	250,000	268
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (1) (5)	2,250,000	2,365
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	60,000	1,576
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (1) (5)	3,905,000	$3,728

Total preferred stocks (cost: $10,209,000)		10,208

Rights & warrants	Shares	Market value
		(000)
GT Group Telecom Inc., warrants, expire 2010 (1) (2) (4)	2,250	0

Total rights & warrants (cost: $117,000)
Bonds & notes	Principal amount	Market value
	(000)	(000)
Abitibi-Consolidated Co. of Canada 6.00% 2013	950	774
Accellent Inc. 10.50% 2013	2,540	2,610
Accuride Corp. 8.50% 2015	1,740	1,679
ACE Capital Trust II 9.70% 2030	2,000	2,470
ACIH, Inc. 0%/11.50% 2012 (1) (8)	1,060	848
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.397% 2013 (5)	9,860	9,849
AES Corp. 8.75% 2013 (1)	2,200	2,365
AES Corp. 9.375% 2010	112	120
AES Corp. 9.50% 2009	2,800	2,982
Ahern Rentals, Inc. 9.25% 2013	2,075	2,106
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,733
Albertson’s, Inc. 7.45% 2029	2,500	2,160
Allied Waste North America, Inc. 8.50% 2008	875	910
Allied Waste North America, Inc., Series B, 5.75% 2011	750	703
Allied Waste North America, Inc., Series B, 6.125% 2014	750	679
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,715
AMC Entertainment Inc. 9.50% 2011	1,080	1,066
AMC Entertainment Inc. 9.875% 2012	500	500
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (6)	100	91
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013 (6)	1,490	1,580
American Cellular Corp., Series B, 10.00% 2011	2,250	2,379
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,481
American Media Operations, Inc. 8.875% 2011	1,715	1,526
American Media Operations, Inc., Series B, 10.25% 2009	2,325	2,180
American Tower Corp. 7.125% 2012	7,840	7,860
American Tower Corp. 7.50% 2012	250	254
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	2,130	2,108
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.073% 2033 (5)	5,000	5,059
AMH Holdings, Inc. 0%/11.25% 2014 (8)	1,860	1,130
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,147
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,353
Argo-Tech Corp. 9.25% 2011	2,285	2,365
Ashtead Group PLC 8.625% 2015 (1)	550	558
Associated Materials Inc. 9.75% 2012	1,020	1,020
Assurant, Inc. 5.625% 2014	1,500	1,441
AT&T Corp. 7.30% 2011 (5)	686	729
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,173
Aztar Corp. 7.875% 2014	1,500	1,594
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1) (6)	4,782	4,904
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,671

Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033 (5)	1,622	1,560
Bank of Ireland 6.107% (undated) (1) (5)	2,250	2,099
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034 (5)	2,541	2,485
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.251% 2034 (5)	3,114	2,996

Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,597
BellSouth Corp. 4.20% 2009	3,000	2,862
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,255	2,007
Boyd Gaming Corp. 7.75% 2012	1,000	1,014
Brandywine Operating Partnership, LP 5.75% 2012	1,000	980
Buffets, Inc. 11.25% 2010	2,000	2,077
Building Materials Corp. of America 7.75% 2014	2,275	2,184
Building Materials Corp. of America 8.00% 2008	420	425
Building Materials Corp. of America, Series B, 8.00% 2007	250	253
Burlington Coat Factory Holdings, Inc. 11.125% 2014 (1)	2,250	2,194
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,122
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008	120	121
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,669
Cardinal Health, Inc. 5.85% 2017	3,000	2,866
Carmike Cinemas, Inc., Series B, 7.937% 2012 (5)	475	476
CCMG Acquisition Corp. 10.50% 2016 (1)	2,125	2,263
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	3,750	3,675
Celestica Inc. 7.625% 2013	1,145	1,116
Celestica Inc. 7.875% 2011	3,655	3,609
Cendant Corp. 6.25% 2008	2,000	2,019
Cendant Corp. 6.875% 2006	1,000	1,001
Centennial Communications Corp. 10.74% 2013 (5)	1,000	1,025

Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,560
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (5)	1,725	1,669
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014 (1)	2,750	2,767
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,168	1,226
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.704% 2033 (5)	879	835
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.149% 2034 (5)	4,691	4,626
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.71% 2035 (5)	8,774	8,625
Cinemark USA, Inc. 9.00% 2013	2,325	2,453
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,436
Cisco Systems, Inc. 5.25% 2011	2,375	2,333
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,881	1,828
CNA Financial Corp. 7.25% 2023	1,800	1,801
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,118
Comcast Corp. 5.85% 2015	2,000	1,930
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,417
Concentra Operating Corp. 9.50% 2010	2,750	2,860
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (1)	1,000	1,016
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (6)	811	815
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022 (6)	1,132	1,103
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020 (6)	426	415
Cooper-Standard Automotive Inc. 7.00% 2012	1,530	1,377
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	12,939	12,774
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	7,467	7,123
Covalence Specialty Materials Corp. 10.25% 2016 (1)	3,175	3,064
Cox Communications, Inc. 7.875% 2009	4,000	4,205
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009 (1)	518	508
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011 (1)	1,967	1,931
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012 (1)	700	687
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (1)	3,800	3,702
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,709	1,717

CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,154
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,124
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,415	2,358

CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.663% 2034 (5)	1,538	1,505
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,241	2,138
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	2,000	1,968
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,032
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,057
Delphi Corp. 6.50% 2013 (9)	985	773
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,857
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,886
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,767
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,444	4,480
Dobson Cellular Systems, Inc. 8.375% 2011 (1)	1,500	1,549
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,325
Dobson Communications Corp. 8.875% 2013	1,750	1,728
Dole Food Co., Inc. 7.25% 2010	1,000	900
Dole Food Co., Inc. 8.875% 2011	1,160	1,093
Dollarama Group LP 8.875% 2012 (1)	2,650	2,676
DRS Technologies, Inc. 6.625% 2016	850	827
DRS Technologies, Inc. 6.875% 2013	1,350	1,306
DRS Technologies, Inc. 7.625% 2018	275	275
Drummond Co., Inc. 7.375% 2016 (1)	3,375	3,147
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,528	2,642
E*TRADE Financial Corp. 7.875% 2015	2,560	2,637
Earle M. Jorgensen Co. 9.75% 2012	1,100	1,177
Edison Mission Energy 7.50% 2013 (1)	3,725	3,669
Edison Mission Energy 7.73% 2009	6,750	6,851
El Paso Corp. 6.375% 2009 (1)	150	148
El Paso Corp. 7.875% 2012	1,125	1,150
El Paso Energy Corp. 7.375% 2012	2,245	2,239
El Paso Energy Corp. 7.75% 2010 (1)	875	893
Electricidad de Caracas Finance BV 10.25% 2014 (1)	1,280	1,334
Electronic Data Systems Corp. 7.45% 2029	1,885	1,947
Electronic Data Systems Corp., Series B, 6.50% 2013 (5)	5,105	5,043
Elizabeth Arden, Inc. 7.75% 2014	1,455	1,437
Emmis Operating Co. 6.875% 2012	2,000	1,970
Encore Acquisition Co. 6.00% 2015	2,000	1,810
Energy Transfer Partners, LP 5.95% 2015	2,000	1,929
Enterprise Products Operating LP 6.875% 2033	2,600	2,550
EOP Operating LP 4.65% 2010	1,000	949
EOP Operating LP 7.25% 2018	1,000	1,073
EOP Operating LP 7.75% 2007	1,000	1,025
Equistar Chemicals, LP 10.125% 2008	2,100	2,221
Exelon Corp. 4.45% 2010	1,500	1,429
Exelon Generation Co., LLC 6.95% 2011	1,680	1,753
Fairfax Financial Holdings Ltd. 7.75% 2012	1,550	1,356
Fannie Mae 4.00% 2015	7,995	7,443
Fannie Mae 4.89% 2012	10,000	9,577
Fannie Mae 5.00% 2018	8,092	7,825
Fannie Mae 5.50% 2017	3,222	3,169
Fannie Mae 5.50% 2033	6,700	6,459
Fannie Mae 5.50% 2036	4,880	4,686
Fannie Mae 6.00% 2021	1,250	1,254
Fannie Mae 6.25% 2029	3,000	3,247
Fannie Mae 6.50% 2036	4,092	4,114
Fannie Mae 7.00% 2009	46	46

Fannie Mae 7.00% 2032	682	698
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,092	1,112
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	997	699
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,842	3,844
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,925
Federal Home Loan Bank 4.50% 2012	30,000	28,461
Federal Home Loan Bank 5.625% 2016	6,000	5,932
Federal Realty Investment Trust 6.125% 2007	1,000	1,002
FelCor Lodging LP 8.50% 2011 (5)	2,072	2,207

First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (1)	728	710

First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012 (1)	3,632	3,585
Fisher Communications, Inc. 8.625% 2014	3,750	3,900
Freddie Mac 3.625% 2008	2,000	1,926
Freddie Mac 4.789% 2035 (5)	8,920	8,683
Freddie Mac 5.00% 2018	2,885	2,786
Freddie Mac 5.00% 2035	3,733	3,487
Freddie Mac 5.802% 2036 (5)	6,980	6,910
Freddie Mac 6.00% 2036	53,106	52,272
Freddie Mac 6.50% 2016	$1,244	1,259
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,176	1,207
Gaylord Entertainment Co. 8.00% 2013	2,000	2,007
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,420
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	4,889
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.552% 2019 (1) (5)	3,917	3,917
General Dynamics Corp. 4.50% 2010	1,000	961
General Electric Capital Corp., Series A, 5.00% 2007	2,000	1,989
General Motors Acceptance Corp. 6.125% 2006	2,810	2,806
General Motors Acceptance Corp. 7.00% 2012	3,250	3,088
General Motors Acceptance Corp. 7.25% 2011	3,500	3,397
General Motors Corp. 7.20% 2011	1,865	1,660
General Motors Corp. 7.70% 2016	2,875	2,372
Georgia-Pacific Corp. 8.30% 2013 (5)	850	859
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,056
Gold Kist Inc. 10.25% 2014	1,804	1,890
Goodman Global Holdings, Inc., Series B, 7.875% 2012	2,960	2,842
Government National Mortgage Assn. 4.00% 2035 (5)	5,396	5,257
Government National Mortgage Assn. 4.00% 2035 (5)	1,649	1,601
Government National Mortgage Assn. 4.00% 2035 (5)	1,530	1,486
Government National Mortgage Assn. 5.50% 2036	24,961	24,087
Government National Mortgage Assn. 6.00% 2036	15,000	14,847
Government National Mortgage Assn. 6.00% 2036	5,000	4,947
Government National Mortgage Assn. 8.50% 2021	97	103
Graphic Packaging International, Inc. 8.50% 2011	1,250	1,253
Graphic Packaging International, Inc. 9.50% 2013	1,980	1,970
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,090
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,370	5,171
Grupo Posadas, SA de CV 8.75% 2011 (1)	2,000	2,010
Hawaiian Telcom Communications, Inc. 10.789% 2013 (5)	175	178
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,720	1,759
HBOS PLC, Series B, 5.92% (undated) (1) (5)	6,500	5,999
HealthSouth Corp. 10.75% 2016 (1)	1,500	1,478
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,210
Hospitality Properties Trust 6.75% 2013	1,000	1,025
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,295
Host Marriott, LP, Series I, 9.50% 2007	350	360
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014 (1)	2,750	2,709

Huntsman LLC 11.50% 2012	759	852
HVB Funding Trust I 8.741% 2031 (1)	900	1,063
HVB Funding Trust III 9.00% 2031 (1)	1,600	1,938
Iesy Repository GmbH 10.125% 2015	€1,000	1,233
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.723% 2034 (5)	$1,079	1,089
Intelsat (Bermuda), Ltd. 8.25% 2013	2,030	2,025
Intelsat PanAmSat Opco 9.00% 2016 (1)	1,750	1,785
International Coal Group, Inc. 10.25% 2014 (1)	1,250	1,255
International Lease Finance Corp. 4.35% 2008	1,500	1,457
International Lease Finance Corp. 4.50% 2008	2,000	1,959
International Lease Finance Corp. 5.00% 2012	1,500	1,430
Iron Mountain Inc. 6.625% 2016	980	887
Iron Mountain Inc. 7.75% 2015	1,590	1,526
iStar Financial, Inc. 6.05% 2015	4,000	3,918
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037 (5)	5,000	4,893
Jacuzzi Brands, Inc. 9.625% 2010	1,500	1,592
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,305
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	858
John Deere Capital Corp., Series D, 4.125% 2010	2,000	1,901
JSG Funding PLC 9.625% 2012	1,565	1,620
JSG Holdings PLC 11.50% 2015 (7)	€3,107	3,953
K&F Industries, Inc. 7.75% 2014	$1,800	1,782
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,147
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	780
Koninklijke KPN NV 8.00% 2010	4,000	4,247
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)	1,908	2,000
LaBranche & Co Inc. 11.00% 2012	2,000	2,200
Lazard Group LLC 7.125% 2015	880	891
LBI Media, Inc. 10.125% 2012	3,900	4,173
Liberty Media Corp. 5.70% 2013	1,500	1,370
Liberty Media Corp. 7.875% 2009	1,250	1,300
Liberty Mutual Group Inc. 6.50% 2035 (1)	1,335	1,169
Lighthouse International Co. SA 8.00% 2014	€975	1,319
Lincoln National Corp. 7.00% 2066 (5)	$3,515	3,494
Linens n’ Things, Inc. 10.702% 2014 (1) (5)	2,500	2,381
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 5.923% 2024 (5)	72	72
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,986	4,867
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	750	726
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	2,992
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	2,250	2,250
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	3,946
MetroPCS, Inc. 12.00% 2007 (5)	1,125	1,184
MGM MIRAGE 6.00% 2009	1,575	1,540
MGM MIRAGE 6.625% 2015	425	398
MGM MIRAGE 6.75% 2013 (1)	870	834
MidAmerican Energy Holdings Co. 6.125% 2036 (1)	3,000	2,814
Millicom International Cellular SA 10.00% 2013	2,010	2,251
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	115	115
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,253
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,546	2,577

Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,250	2,149
Nalco Co. 7.75% 2011	1,190	1,193
Nalco Co. 8.875% 2013	1,000	1,013
National Westminster Bank PLC 7.75% (undated) (5)	2,000	2,045
Neenah Paper, Inc. 7.375% 2014	775	717
Neiman Marcus Group, Inc. 9.00% 2015 (1) (7)	4,150	4,357

Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,184
Newfield Exploration Co. 6.625% 2014	1,225	1,173
Newfield Exploration Co. 6.625% 2016	3,925	3,719
News America Inc. 5.30% 2014	1,165	1,107
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,273
Nortel Networks Ltd. 10.125% 2013 (1)	1,975	2,019
Northwest Pipeline Corp. 8.125% 2010	1,850	1,933
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1) (10)	5,000	138
NRG Energy, Inc. 7.25% 2014	2,250	2,199
NTL Cable PLC 8.75% 2014	2,000	1,995
Oregon Steel Mills, Inc. 10.00% 2009	2,000	2,100
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,074
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,657
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,025
Owens-Illinois, Inc. 7.35% 2008	750	759
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,425
Pathmark Stores, Inc. 8.75% 2012	2,975	2,841
Payless ShoeSource, Inc. 8.25% 2013	1,350	1,402
PETCO Animal Supplies, Inc. 10.75% 2011	250	265
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,658
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,940	2,866
Plastipak Holdings, Inc. 8.50% 2015 (1)	2,750	2,764
Playtex Products, Inc. 8.00% 2011	1,500	1,560
Playtex Products, Inc. 9.375% 2011	250	262
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,914
Pogo Producing Co. 6.625% 2015	150	139
Pogo Producing Co. 6.875% 2017	1,750	1,630
Pogo Producing Co. 7.875% 2013 (1)	2,075	2,091
Premcor Refining Group Inc. 7.50% 2015	1,500	1,551
ProLogis 5.625% 2015 (1)	1,000	957
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,926
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (6)	3,000	3,570
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,828
Pulte Homes, Inc. 4.875% 2009	3,000	2,896
Pulte Homes, Inc. 7.875% 2011	1,000	1,051
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,493
Qwest Capital Funding, Inc. 7.75% 2006	1,260	1,266
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,288
Radio One, Inc., Series B, 8.875% 2011	1,935	2,015
Ras Laffan Liquefied Natural Gas III 5.838% 2027 (1) (6)	5,000	4,669
Raytheon Co. 4.85% 2011	3,000	2,892
Reader’s Digest Assn., Inc. 6.50% 2011	1,500	1,455
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011 (1)	6,860	6,581
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,467	4,261
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	9,842	9,671
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.284% 2036 (5)	7,237	7,243

Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,909

Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.553% 2035 (5)	6,948	6,961
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,347	4,244
Residential Capital Corp. 6.00% 2011	3,000	2,910
Residential Capital Corp. 6.375% 2010	1,000	987
Resona Bank, Ltd. 5.85% (undated) (1) (5)	1,000	932
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,896
Rite Aid Corp. 6.125% 2008 (1)	2,125	2,067
Rite Aid Corp. 6.875% 2013	2,500	2,175
Rite Aid Corp. 7.70% 2027	250	206

Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,148
Rural Cellular Corp. 10.899% 2012 (1) (5)	1,300	1,341
Rural Cellular Corp. 9.75% 2010	1,500	1,502
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,030
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,115
Sanmina-SCI Corp. 6.75% 2013	1,500	1,406
Sanmina-SCI Corp. 8.125% 2016	4,000	3,920
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035 (1)	4,000	3,934
SBC Communications Inc. 4.125% 2009	2,250	2,139
SBC Communications Inc. 5.10% 2014	1,125	1,045
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (6)	1,560	1,257
Scottish Power PLC 5.375% 2015	1,500	1,426
Sealy Mattress Co. 8.25% 2014	2,750	2,764
Select Medical Corp. 7.625% 2015	1,650	1,444
Seneca Gaming Corp. 7.25% 2012	2,100	2,045
Sensata Technologies BV 8.00% 2014 (1)	2,010	1,950
Serena Software, Inc. 10.375% 2016 (1)	658	663
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,111
Sierra Pacific Resources 8.625% 2014	550	585
Six Flags, Inc. 9.75% 2013	2,605	2,406
SLM Corp., Series A, 4.00% 2010	2,500	2,363
SLM Corp., Series A, 4.50% 2010	2,000	1,908
Solectron Global Finance Ltd 8.00% 2016 (1)	1,250	1,238
Sonat Inc. 7.625% 2011	125	127
St. Paul Travelers Companies, Inc. 6.25% 2016	1,800	1,796
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,745
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,176
Stone Container Corp. 8.375% 2012	500	475
Stoneridge, Inc. 11.50% 2012	2,000	1,930

Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036 (5)	7,634	7,564

Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.995% 2036 (5)	6,079	5,997

Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.991% 2036 (5)	10,063	9,937
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (1) (5)	611	615
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (5)	8,155	7,619
Sun Media Corp. 7.625% 2013	2,000	2,022
SunGard Data Systems Inc. 9.125% 2013 (1)	3,140	3,273
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013 (1)	2,060	1,998
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,000	2,100
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,412
Teekay Shipping Corp. 8.875% 2011	625	658
Telecom Italia Capital SA 5.25% 2015	4,000	3,627
Telenet Communications NV 9.00% 2013	€1,419	1,995
Telenet Group Holding NV 0%/11.50% 2014 (1) (8)	$844	720
Tenet Healthcare Corp. 6.375% 2011	4,850	4,353
Tenet Healthcare Corp. 7.375% 2013	2,440	2,239
Tenet Healthcare Corp. 9.25% 2015 (1)	1,550	1,527
Tenneco Automotive Inc. 8.625% 2014	2,990	2,997
TFM, SA de CV 10.25% 2007	475	492
TFM, SA de CV 12.50% 2012	435	482
TFM, SA de CV 9.375% 2012	2,500	2,675
THL Buildco, Inc. 8.50% 2014	3,230	3,141
Toll Brothers, Inc. 4.95% 2014	3,750	3,282
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036 (1)	2,000	1,957
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036 (1)	1,460	1,440

Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018 (1) (6)	1,500	1,472
Triton PCS, Inc. 8.50% 2013	5,800	5,350
U S WEST Capital Funding, Inc. 6.375% 2008	720	713
U S WEST Capital Funding, Inc. 6.875% 2028	275	239
U.S. Treasury 3.375% 2008	6,500	6,246
U.S. Treasury 3.875% 2010	164,000	156,505
U.S. Treasury 4.25% 2013	10,000	9,489
U.S. Treasury 5.25% 2029	50,000	49,789
U.S. Treasury 5.75% 2010	2,500	2,562
U.S. Treasury 7.00% 2006	25,000	25,014
U.S. Treasury 7.25% 2016	2,000	2,316
U.S. Treasury 7.875% 2021	22,000	27,679
U.S. Treasury 8.875% 2017	20,000	26,100
U.S. Treasury 9.25% 2016	5,000	6,527
UCAR Finance Inc. 10.25% 2012	1,850	1,961
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,425	3,108
United Air Lines, Inc., Series 1995-A1, 9.02% 2012 (6) (9)	920	537
United Air Lines, Inc., Series 1996-A2, 7.87% 2019 (6) (9)	2,246	1,404
United Air Lines, Inc., Series B, 8.986% 2012 (5)	3,750	3,802
United Mexican States Government Global 6.75% 2034	8,000	7,800
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,663
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,338
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	955	961
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	3,996
Viacom Inc. 6.25% 2016 (1)	2,000	1,945
Vidéotron Ltée 6.375% 2015	1,000	917
Vidéotron Ltée 6.875% 2014	1,225	1,167
Vitamin Shoppe Industries, Inc. 12.67% 2012 (1) (5)	3,130	3,216
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	4,000	3,773
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033 (5)	1,071	1,044

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033 (5)	2,217	2,164

WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.572% 2034 (5)	3,975	3,863
Warner Chilcott Corp. 8.75% 2015	2,840	2,939
Warner Music Group 7.375% 2014	2,500	2,437
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (5)	5,500	5,288
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,722	7,635
Washington Mutual, Inc. 5.25% 2017	2,000	1,831
Waste Management, Inc. 6.875% 2009	2,000	2,058
WCI Communities, Inc. 9.125% 2012	1,500	1,414
WDAC Subsidiary Corp. 8.375% 2014 (1)	1,675	1,654
WDAC Subsidiary Corp. 8.50% 2014	€375	477
Wells Fargo & Co. 3.50% 2008	$2,000	1,930
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (1)	3,500	3,306
Weyerhaeuser Co. 7.375% 2032	2,000	2,031
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,650
William Lyon Homes, Inc. 10.75% 2013	2,500	2,412
William Lyon Homes, Inc. 7.50% 2014	1,000	835
Williams Companies, Inc. 8.75% 2032	1,660	1,814
Williams Scotsman, Inc. 8.50% 2015	2,200	2,183
Windstream Corp. 8.125% 2013 (1)	3,250	3,331
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	2,937
XM Satellite Radio Holdings Inc. 9.75% 2014 (1)	2,250	2,070
Young Broadcasting Inc. 10.00% 2011	3,367	3,013
Total bonds & notes (cost: $1,451,344,000)		1,417,231

Short-term securities	Principal amount	Market value
	(000)	(000)
3M Co. 5.02% due 7/27/2006	50,000	49,812
Atlantic Industries 5.22% due 8/14/2006 (1) (11)	20,000	19,869
BellSouth Corp. 5.00% due 7/13/2006 (1)	24,300	24,258
CAFCO, LLC 5.04%-5.35% due 7/14-8/28/2006 (1)	33,500	33,313
Chevron Funding Corp. 5.06% due 7/27/2006	25,000	24,905
Ciesco LLC 5.23% due 8/24/2006 (1) (11)	14,200	14,090
Clipper Receivables Co., LLC 5.08% due 7/10/2006 (1)	21,600	21,569
Coca-Cola Co. 4.95% due 7/24/2006	20,000	19,933
Concentrate Manufacturing Co. of Ireland 5.17% due 7/21/2006 (1)	4,800	4,786
Edison Asset Securitization LLC 5.02% due 8/1/2006 (1) (11)	22,600	22,498
Fannie Mae 4.94% due 8/2/2006 (11)	14,700	14,633
Federal Home Loan Bank 4.905%-5.25 due 7/26-9/13/2006 (11)	80,751	80,148
Hershey Co. 5.23% due 8/29/2006 (1)	18,000	17,843
Hewlett-Packard Co. 5.20% due 7/31/2006 (1)	25,000	24,888
International Lease Finance Corp. 5.04%-5.26% due 8/2-8/10/2006 (11)	27,700	27,560
Medtronic Inc. 5.21% due 8/25/2006 (1)	20,000	19,843
Park Avenue Receivables Co., LLC 5.21% due 7/20/2006 (1)	50,000	49,855
Preferred Receivables Funding Corp. 5.19% due 7/18/2006 (1)	10,290	10,263
Ranger Funding Co. LLC 5.17% due 7/26-8/9/2006 (1)	46,400	46,189
Tennessee Valley Authority 5.15% due 8/3/2006	13,200	13,136
Three Pillars Funding LLC 5.06% due 7/3/2006 (1)	15,100	15,094
Variable Funding Capital Corp. 5.02% due 7/6/2006 (1)	50,000	49,958

Total short-term securities (cost: $604,426,000)		604,443

Total investment securities (cost: $5,666,928,000)		6,580,477
Other assets less liabilities		(82,109)

Net assets		$6,498,368

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $667,231,000, which represented 10.27% of the net assets of the fund.
(2)	Security did not produce income during the last 12 months.
(3)	Represents an affiliated company as defined under the Investment Company Act of 1940.
(4)	Valued under fair value procedures adopted by authority of the board of trustees.
(5)	Coupon rate may change periodically.

(6)	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8)	Step bond; coupon rate will increase at a later date.
(9)	Scheduled interest payments not being made; reorganization pending.
(10)	Company not making scheduled interest payments; bankruptcy proceedings pending.
(11)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR	= American Depositary Receipts

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Assets:
Investment securities at market:
Unaffiliated issuers	$3,334,719	$24,093,055	$6,531,116	$2,919,735
Affiliated issuers	—	143,235	49,361	—
Cash denominated in non-U.S. currencies	2,690	4,325	—	—
Cash	236	1,728	2,008	7,411
Receivables for:
Sales of investments	4,219	136,311	38,340	1,388
Sales of fund’s shares	3,034	22,713	4,098	2,121
Open forward currency contracts	—	—	19	392
Dividends and interest	6,391	23,180	24,729	34,881
	3,351,289	24,424,547	6,649,671	2,965,928
Liabilities:
Payables for:
Purchases of investments	2,443	70,125	147,523	40,145
Repurchases of fund’s shares	44	5,358	843	17
Open forward currency contracts	—	—	98	267
Investment advisory services	1,338	5,694	1,536	887
Distribution services	624	4,125	1,123	554
Deferred trustees’ compensation	40	625	166	33
Other fees and expenses	622	237	14	11
	5,111	86,164	151,303	41,914
Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014

Investment securities at cost
Unaffiliated issuers	$2,758,589	$19,440,548	$5,618,447	$2,954,017
Affiliated issuers	—	$133,658	$48,481	—
Cash denominated in non-U.S. currencies at cost	$2,659	$4,338	—	—

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,664,757	$18,351,261	$5,366,389	$2,899,532
Undistributed (distributions in excess of) net investment income	33,224	103,564	77,407	69,335
Undistributed (accumulated) net realized gain (loss)	72,534	1,221,378	141,096	(10,776)
Net unrealized appreciation (depreciation)	575,663	4,662,180	913,476	(34,077)
Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014

Shares of beneficial interest issued and outstanding - unlimited shares authorized:
Class 1:
Net assets (total: $11,157,497)	$214,609	$3,490,659	$903,248	$187,817
Shares outstanding	10,399	57,813	52,575	17,074
Net asset value per share	$20.64	$60.38	$17.18	$11.00
Class 2:
Net assets (total: $65,221,819)	$3,131,569	$20,385,930	$5,519,490	$2,736,197
Shares outstanding	152,508	340,114	323,378	250,811
Net asset value per share	$20.53	$59.94	$17.07	$10.91
Class 3:
Net assets (total: $1,181,927)	—	$461,794	$75,630	—
Shares outstanding	—	7,655	4,406	—
Net asset value per share	—	$60.33	$17.16	—

*	Amount less than one thousand

See Notes to Financial Statements

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Investment income:
Income (net of non-U.S. taxes):
Dividends	$34,509	$118,613	$42,570	$329
Interest	11,885	51,547	52,240	78,520
	46,394	170,160	94,810	78,849
Fees and expenses:
Investment advisory services	8,777	38,583	10,390	5,618
Distribution services - Class 2	3,654	24,498	6,773	3,131
Distribution services - Class 3	—	437	69	—
Transfer agent services	1	8	2	1
Reports to shareholders	47	358	96	41
Registration statement and prospectus	62	479	130	53
Postage, stationery and supplies	8	60	16	7
Trustees’ compensation	13	132	35	11
Auditing and legal	6	21	7	2
Custodian	386	725	89	55
State and local taxes	28	220	60	25
Other	15	48	15	5
Total fees and expenses before waiver	12,997	65,569	17,682	8,949
Less waiver of fees and expenses:
Investment advisory services	878	3,858	1,039	562
Total fees and expenses after waiver	12,119	61,711	16,643	8,387
Net investment income	34,275	108,449	78,167	70,462

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	135,390	1,227,220	145,831	(2,595)
Non-U.S. currency transactions	5,200	261	(466)	(3,677)
	140,590	1,227,481	145,365	(6,272)

Net unrealized appreciation (depreciation) on:
Investments	538	(795,483)	117,305	(31,900)
Non-U.S. currency translations	89	208	(97)	485
	627	(795,275)	117,208	(31,415)

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	141,217	432,206	262,573	(37,687)
Net increase (decrease) in net assets resulting from operations	$175,492	$540,655	$340,740	$32,775
See Notes to Financial Statements

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Operations:
Net investment income	$34,275	$30,708	$108,449	$128,993	$78,167	$126,432	$70,462	$110,408
Net realized gain (loss) on investments and non-U.S. currency transactions	140,590	83,182	1,227,481	637,504	145,365	133,120	(6,272)	2,178
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	627	222,184	(795,275)	2,278,471	117,208	234,416	(31,415)	(77,663)
Net increase (decrease) in net assets resulting from operations	175,492	336,074	540,655	3,044,968	340,740	493,968	32,775	34,923

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(2,252)	(1,641)	(5,705)	(31,560)	(3,555)	(20,656)	(7,578)	(7,502)
Class 2	(27,641)	(14,177)	(25,853)	(112,734)	(19,628)	(106,102)	(106,551)	(73,453)
Class 3	—	—	(605)	(3,387)	(279)	(1,653)	—	—
Total dividends from net investment income and non-U.S. currency gains	(29,893)	(15,818)	(32,163)	(147,681)	(23,462)	(128,411)	(114,129)	(80,955)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 3	—	—	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(21,900)	—	(11,851)	—	—	—
Class 2	—	—	(127,584)	—	(72,811)	—	—	—
Class 3	—	—	(2,908)	—	(1,004)	—	—	—
Total distributions from net realized gain on investments	—	—	(152,392)	—	(85,666)	—	—	—
Total dividends and distributions paid to shareholders	(29,893)	(15,818)	(184,555)	(147,681)	(109,128)	(128,411)	(114,129)	(80,955)

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—	—	—
Proceeds from shares sold	9,129	4,184	9,292	5,159	25,104	6,110	12,562	10,970
Proceeds from reinvestment of dividends and distributions	2,252	1,641	27,605	31,560	15,406	20,656	7,578	7,502
Cost of shares repurchased	(13,591)	(26,337)	(323,657)	(588,755)	(50,269)	(104,648)	(9,822)	(26,416)
Net increase (decrease) from Class 1 transactions	(2,210)	(20,512)	(286,760)	(552,036)	(9,759)	(77,882)	10,318	(7,944)
Class 2:
Proceeds from shares sold	373,544	541,733	1,846,045	4,085,834	391,458	970,962	416,369	561,561
Proceeds from reinvestment of dividends and distributions	27,641	14,177	153,437	112,734	92,439	106,102	106,551	73,453
Cost of shares repurchased	(21,874)	(30,170)	(235,018)	(220,641)	(279,357)	(56,161)	(22,339)	(40,314)
Net increase from Class 2 transactions	379,311	525,740	1,764,464	3,977,927	204,540	1,020,903	500,581	594,700
Class 3:
Proceeds from shares sold	—	—	5,657	16,188	1,925	2,351	—	—
Proceeds from reinvestment of dividends and distributions	—	—	3,513	3,387	1,283	1,653	—	—
Cost of shares repurchased	—	—	(55,454)	(106,454)	(6,411)	(14,040)	—	—
Net increase (decrease) from Class 3 transactions	—	—	(46,284)	(86,879)	(3,203)	(10,036)	—	—
Net increase in net assets resulting from capital share transactions	377,101	505,228	1,431,420	3,339,012	191,578	932,985	510,899	586,756

Total increase (decrease) in net assets	522,700	825,484	1,787,520	6,236,299	423,190	1,298,542	429,545	540,724

Net assets:
Beginning of period	2,823,478	1,997,994	22,550,863	16,314,564	6,075,178	4,776,636	2,494,469	1,953,745
End of period	$3,346,178	$2,823,478	$24,338,383	$22,550,863	$6,498,368	$6,075,178	$2,924,014	$2,494,469

Undistributed (distributions in excess of) net investment income	$33,224	$28,842	$103,564	$27,278	$77,407	$22,702	$69,335	$113,002

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—	—	—
Shares sold	438	233	153	94	1,454	385	1,109	962
Shares issued on reinvestment of dividends and distributions	114	95	477	549	920	1,258	691	670
Shares repurchased	(658)	(1,486)	(5,299)	(11,005)	(2,902)	(6,585)	(864)	(2,323)
Net increase (decrease) in shares outstanding	(106)	(1,158)	(4,669)	(10,362)	(528)	(4,942)	936	(691)
Class 2:
Shares sold	18,130	30,710	30,379	77,199	22,735	61,664	36,917	49,855
Shares issued on reinvestment of dividends and distributions	1,402	824	2,668	1,976	5,559	6,492	9,793	6,611
Shares repurchased	(1,077)	(1,695)	(3,920)	(4,104)	(15,780)	(3,564)	(1,984)	(3,572)
Net increase in shares outstanding	18,455	29,839	29,127	75,071	12,514	64,592	44,726	52,894
Class 3:
Shares sold	—	—	91	320	111	148	—	—
Shares issued on reinvestment of dividends and distributions	—	—	61	60	76	101	—	—
Shares repurchased	—	—	(912)	(2,009)	(370)	(887)	—	—
Net increase (decrease) in shares outstanding	—	—	(760)	(1,629)	(183)	(638)	—	—

(1)	Unaudited.

See Notes to Financial Statements

Financial Highlights (1)

		Income (loss) from investment operations (2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1
6/30/06 (5)	$19.63	$.24	$.99	$1.23	$(.22)	$—	$(.22)	$20.64	6.31%		$215.60	%(6)	.54	%(6)	2.37	%(6)
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37		206.62		.57		1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80		202.65		.64		1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63		188.70		.70		.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)		152.71		.71		.73
12/31/01	17.25	.18	(2.50)	(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)		215.70		.70		1.24
Class 2
6/30/06 (5)	19.52	.22	.97	1.19	(.18)	$—	(.18)	20.53	6.16		3,131.85	(6)	.79	(6)	2.17	(6)
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07		2,617.87		.82		1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49		1,796.90		.89		.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27		1,082.95		.95		.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)		592.96		.96		.48
12/31/01	17.21	.13	(2.49)	(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)		600.95		.95		.88
Growth Fund
Class 1
6/30/06 (5)	$59.36	$.34	$1.16	$1.50	$(.10)	$(.38)	$(.48)	$60.38	2.56%		$3,490.34	%(6)	.31	%(6)	1.12	%(6)
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50		3,709.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75		3,744.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15		3,877.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)		3,195.40		.40		.30
12/31/01	73.51	.18	(11.99)	(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)		5,207.38		.38		.34
Class 2
6/30/06 (5)	58.98	.27	1.15	1.42	(.08)	(.38)	(.46)	59.94	2.44		20,386.59	(6)	.56	(6)	.88	(6)
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19		18,343.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50		12,055.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80		7,107.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)		3,009.65		.65		.07
12/31/01	73.28	.04	(11.94)	(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)		2,937.63		.63		.07
Class 3
6/30/06 (5)	59.34	.28	1.17	1.45	(.08)	(.38)	(.46)	60.33	2.48		462.52	(6)	.49	(6)	.94	(6)
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28		499.53		.50		.69
12/31/04 (7)	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85		516.54	(6)	.53	(6)	.54	(6)
Asset Allocation Fund
Class 1
6/30/06 (5)	$16.56	$.23	$.69	$.92	$(.07)	$(.23)	$(.30)	$17.18	5.60%		$903.34	%(6)	.31	%(6)	2.66	%(6)
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45		879.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50		899.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14		911.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)		797.45		.45		3.31
12/31/01	15.71	.49	(.37)	.12	(.59)	(.94)	(1.53)	14.30	.77		1,012.45		.45		3.30
Class 2
6/30/06 (5)	16.47	.21	.68	.89	(.06)	(.23)	(.29)	17.07	5.46		5,519.59	(6)	.56	(6)	2.41	(6)
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14		5,120.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34		3,797.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74		2,314.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)		1,056.70		.70		3.11
12/31/01	15.67	.45	(.36)	.09	(.57)	(.94)	(1.51)	14.25	.52		730.70		.70		3.03

Financial Highlights (1)

		Income (loss) from investment operations (2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
Asset Allocation Fund (Continued)
Class 3
6/30/06 (5)	16.56	.21	.68	.89	(.06)	(.23)	(.29)	17.16	5.44		76.52	(6)	.49	(6)	2.48	(6)
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26		76.53		.50		2.39
12/31/04 (7)	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38		81.55	(6)	.55	(6)	2.50	(6)
Bond Fund
Class 1
6/30/06 (5)	$11.31	$.31	$(.15)	$.16	$(.47)	$—	$(.47)	$11.00	1.41%		$188.43	%(6)	.39	%(6)	5.48	%(6)
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77		182.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04		195.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07		213.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26		218.49		.49		6.60
12/31/01	10.18	.77	.08	.85	(.59)	—	(.59)	10.44	8.48		194.49		.49		7.38
Class 2
6/30/06 (5)	11.22	.29	(.15)	.14	(.45)	—	(.45)	10.91	1.23		2,736.68	(6)	.64	(6)	5.23	(6)
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59		2,312.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72		1,759.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80		1,280.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05		697.74		.74		6.34
12/31/01	10.16	.73	.08	.81	(.57)	—	(.57)	10.40	8.15		349.74		.74		7.06

Portfolio turnover rate for all classes of shares

	Six months ended June 30, 2006 (5)	Year Ended December 31 2005	2004	2003	2002	2001
Global Growth Fund	17	26	24	27	30	38
Growth Fund	23	29	30	34	34	31
Asset Allocation Fund	21	23	20	20	25	32
Bond Fund	29	46	34	20	29	59

(1)	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)	Based on average shares outstanding.
(3)	The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4)	Commenced operations July 5, 2001.
(5)	Unaudited.
(6)	Annualized.
(7)	From January 16, 2004, when Class 3 shares were first issued.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 14 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the U.S.

New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund	Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund	High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund	A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income – Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation – Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts – The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of December 31, 2005, the funds’ most recent fiscal year end. Tax-basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2006.

Additional tax basis disclosures are as follows:

(dollars in thousands)

	Growth Fund	Global Growth Fund	Asset Allocation Fund	Bond Fund
As of December 31, 2005:
Undistributed ordinary income	$29,555	$31,502	$22,899	$113,791
Undistributed long-term capital gains	—	151,590	85,106	—
Capital loss carryforwards	(66,686)	—	—	(3,617)

As of June 30, 2006:
Gross unrealized appreciation on investment securities	632,332	5,224,347	1,067,049	30,547
Gross unrealized depreciation on investment securities	(56,728)	(569,283)	(156,712)	(66,148)
Net unrealized appreciation (depreciation) on investment securities	575,604	4,655,064	910,337	(35,601)
Cost of portfolio securities	2,759,115	19,581,226	5,670,140	2,955,336

Capital loss carryforwards expire in:
2006	$—	—	—	$—
2007	—	—	—	—
2008	—	—	—	—
2009	—	—	—	—
2010	10,546	—	—	—
2011	56,140	—	—	3,029
2012	—	—	—	—
2013	—	—	—	588
	$66,686	—	—	$3,617

*	For the period May 1, 2006, commencement of operations, through June 30, 2006.
†	Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company SM (“AFS”), the series’ transfer agent, and American Funds Distributors, Inc. SM (“AFD”), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Growth-Income Fund and Global Small Capitalization Fund, effective April 1, 2006, and July 1, 2006, respectively, that provided for reduced annual rates as reflected in the chart below. During the six months ended June 30, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund. Additionally, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the six months ended June 30, 2006, total aggregate investment advisory services fees waived by CRMC were $13,732,000. As a result, the aggregate fees shown on the accompanying financial statements of $137,318,000 were reduced to $123,586,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2006, before waiver	For the six months ended June 30, 2006, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth	.690	.480	.6	3.0	.56	.50
Growth	.500	.285	.6	27.0	.33	.29
Asset Allocation	.500	.250	.6	8.0	.33	.29
Bond	.480	.360	.6	3.0	.42	.38

*	Results based on activity during the period May 1, 2006, commencement of operations, through June 30, 2006.

Transfer agent services – The aggregate fee of $25,000 was incurred during the six months ended June 30, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown on the accompanying financial statements, includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $177,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2006, distribution expenses under the plans for the series aggregated $77,715,000 for Class 2 and $1,101,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

As of June 30, 2006, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

(dollars in thousands)

Fund	Non-U.S. currency sale contracts	Contract amount	U.S.	U.S. valuation
		Non-U.S.		Amount	Unrealized (depreciation) appreciation
Asset Allocation	Euro, expiring 7/19-9/29/2006	€6,710	$8,520	$8,599	$(79)
Bond	Euro, expiring 9/14/2006	€5,585	7,078	7,173	(95)
	Pound, expiring 7/13-8/23/2006	£5,780	12,125	11,905	220

The following table presents additional information for the six months ended June 30, 2006:

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Purchases of investment securities (1)	$615,964	$5,156,655	$1,231,288	$886,794
Sales of investment securities (1)	451,141	5,061,567	1,240,593	608,522
Non-U.S taxes paid on dividend income	3,333	5,318	1,139	—
Non-U.S taxes paid on interest income -	—	—	(3)	61
Non-U.S taxes paid on realized gains	132	—	—	—
Non-U.S taxes provided on unrealized gains as of June 30, 2006	545	17	—	—
Dividends from affiliated issuers	—	—	—	—
Realized gain on affiliated issuers	—	—	16,897	—

(1)	Excludes short-term securities, except for Cash Management Fund.
(2)	For the period May 1, 2006, commencement of operations, through June 30, 2006.

Expense example	unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,025.73	$2.86	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 — actual return	1,000.00	1,024.95	4.12	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,063.06	$2.76	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,061.57	4.04	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,094.50	$3.64	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,093.52	4.93	.95

Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Growth Fund
Class 1 — actual return	$1,000.00	$1,025.61	$1.56	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,024.37	2.81	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,024.77	2.46	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
International Fund
Class 1 — actual return	$1,000.00	$1,060.13	$2.55	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 — actual return	1,000.00	1,058.33	3.83	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 3 — actual return	1,000.00	1,058.74	3.47	.68
Class 3 — assumed 5% return	1,000.00	1,021.42	3.41	.68
New World Fund
Class 1 — actual return	$1,000.00	$1,089.69	$4.20	.81%
Class 1 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 2 — actual return	1,000.00	1,089.24	5.49	1.06
Class 2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,046.45	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	1,045.57	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Global Growth and Income Fund†
Class 1 — actual return	$1,000.00	$961.00	$1.05	.65%
Class 1 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 2 — actual return	1,000.00	960.00	1.45	.90
Class 2 — assumed 5% return	1,000.00	1,020.33	4.51	.90
Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,040.86	$1.32	.26%
Class 1 — assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 2 — actual return	1,000.00	1,039.62	2.58	.51
Class 2 — assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 3 — actual return	1,000.00	1,039.98	2.23	.44
Class 3 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,055.97	$1.58	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,054.62	2.85	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,054.43	2.50	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Bond Fund
Class 1 — actual return	$1,000.00	$1,014.08	$1.95	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	1,012.33	3.19	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,033.23	$2.27	.45%
Class 1 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 — actual return	1,000.00	1032.38	3.53	.70
Class 2 — assumed 5% return	1,000.00	1021.32	3.51	.70
Class 3 — actual return	1,000.00	1,032.67	3.18	.63
Class 3 — assumed 5% return	1,000.00	1,021.67	3.16	.63
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$993.10	$2.12	.43%
Class 1 — assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 2 — actual return	1,000.00	992.63	3.31	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 3 — actual return	1,000.00	992.50	3.01	.61
Class 3 — assumed 5% return	1,000.00	1,021.77	3.06	.61
Cash Management Fund
Class 1 — actual return	$1,000.00	$1,021.95	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,021.44	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,021.19	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
†	The annualized expense ratio and the information in the first line of each share class are based on operations for the period May 1, 2006 (when the fund commenced operations), through June 30, 2006, and, accordingly, are not representative of a full period.

Board of trustees

“Non-interested” trustees

Name and age	Year first elected a trustee of the series[1]	Principal occupation(s) during past five years	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
Lee A. Ault III, 70 Chairman of the Board	1999	Chairman of the Board, In-Q-Tel, Inc. (an independent technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc.	1	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 73	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 72	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc;	1	Anworth Mortgage Asset Corporation; Natural Alternatives, Inc.

Martin Fenton, 71	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	16	None

Leonard R. Fuller, 60	1999	President and CEO, Fuller Consulting (financial management consulting firm)	14	None

Mary Myers Kauppila, 52	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	5	None

Kirk P. Pendleton, 66	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Interested” trustees

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
James K. Dunton, 68 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 46 President	1998	Senior Vice President, Capital Research and Management Company	3	None

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Other officers

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Burro, 45 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51 Senior Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.; [5] Director, Capital Bank and Trust Company[5]

Abner D. Goldstine. 76 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smut, 49 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 54 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 43 Vice President	1997	Senior Vice President, Capital Research and Management Company; Chairman of the Board, Capital Research Company,[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 44 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 46 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 40 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 42 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 38 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Compa

Sheryl F. Johnson, 38 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.
[2]	Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	Company affiliated with Capital Research and Management Company.

American Funds GVIT Bond Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

2	Statement of Assets and Liabilities

2	Statement of Operations

3	Statements of Changes in Net Assets

4	Financial Highlights

5	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AGB (8/06)

Shareholder

Expense Example	American Funds GVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, May 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period		Annualized Expense Ratio
American Funds GVIT Bond Fund
Class II	Actual	$1,000.00	$999.90	$6.05	(a)	1.22%	(a)
	Hypothetical[1]	$1,000.00	$1,018.75	$6.12	(b)	1.22%	(b)
Class VII	Actual	$1,000.00	$999.10	$10.46	(a)	2.11%	(a)
	Hypothetical[1]	$1,000.00	$1,014.34	$10.59	(b)	2.11%	(b)

1	Represents the hypothetical 5% return before expenses.

(a)	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

(b)	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

1

GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT BOND FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in Portfolio cost $5,152,967	$5,042,085
Receivable for capital shares issued	170,113

Total Assets	5,212,198

Liabilities:
Payable for capital shares redeemed	86
Accrued expenses and other payables:
Fund administration and transfer agent fees	928
Master feeder service provider fee	230
Distribution fees	574
Administrative servicing fees	564
Trustee fees	67
Other	2,048

Total Liabilities	4,497

Net Assets	$5,207,701

Represented by:
Capital	$5,319,442
Accumulated net investment income (loss)	(759)
Accumulated net realized gains (losses) from investment	(100)
Net unrealized appreciation (depreciation) on investments	(110,882)

Net Assets	$5,207,701

Net Assets:
Class II Shares	$5,206,703
Class VII Shares	998

Total	$5,207,701

Shares outstanding (unlimited number of shares authorized):
Class II Shares	468,380
Class VII Shares	90

Total	468,470

Net asset value and offering price per share:*
Class II Shares	$11.12
Class VII Shares	$11.12 (a)

Statement of Operations

For the period ended June 30, 2006 (Unaudited) (b)

Investment Income:
Dividend income	$120,031

Total Income	120,031

Expenses:
Fund administration and transfer agent fees	970
Master feeder service provider fee	734
Distribution fees Class II Shares	733
Distribution fees Class VII Shares	1
Administrative servicing fees Class II Shares	733
Administrative servicing fees Class VII Shares	1
Professional fees	2,162
Printing fees	469
Trustee fees	74
Other	660

Total expenses before waived expenses	6,537
Expenses waived	(440)

Total Expenses	6,097

Net Investment Income (Loss)	113,934

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses)	(100)
Net change in unrealized appreciation/depreciation on investments	(110,882)

Net realized/unrealized gains (losses) on investments	(110,982)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,952

*	Not subject to a front-end sales charge.
(a)	Due to rounding, Net Assets divided by shares outstanding does not equal the NAV.
(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

2

GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT BOND FUND

Statement of Changes in Net Assets

Period Ended June 30, 2006(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$113,934
Net realized gains (losses) on investment transactions	(100)
Net change in unrealized appreciation/depreciation on investments	(110,882)

Change in net assets resulting from operations	2,952

Distributions to Class II shareholders from:
Net investment income	(114,666)
Distributions to Class VII shareholders from:
Net investment income	(27)

Change in net assets from shareholder distributions	(114,693)

Change in net assets from capital transactions	5,319,442

Change in net assets	5,207,701
Net Assets:
Beginning of period	—

End of period	$5,207,701

Accumulated net investment income (loss)	$(759)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$5,502,425
Dividends reinvested	114,666
Cost of shares redeemed	(298,676)

5,318,415

Class VII Shares
Proceeds from shares issued	1,000
Dividends reinvested	27

1,027

Change in net assets from capital transactions	$5,319,442

SHARE TRANSACTIONS:
Class II Shares
Issued	484,161
Reinvested	10,377
Redeemed	(26,158)

468,380

Class VII Shares
Issued	88
Reinvested	2

90

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

3

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

American Funds GVIT Bond Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimburse- ments) to Average Net Assets		Ratio of Net Investment Income (Loss) (Prior to Reimburse- ments) to Average Net Assets		Portfolio Turnover(a)
Class II Shares
Period Ended June 30, 2006 (Unaudited)(b)(e)	$11.45	0.42	(0.43)	(0.01)	(0.32)	(0.32)	$11.12	(0.09%	)(c)	$5,207	1.14%	(d)	22.88%	(d)	1.22%	(d)	22.79%	(d)	29.00%

Class VII Shares
Period Ended June 30, 2006 (Unaudited)(b)	$11.45	0.43	(0.45)	(0.02)	(0.31)	(0.31)	$11.12	(0.18%	)(c)	$1	2.11%	(d)	22.42%	(d)	2.11%	(d)	22.42%	(d)	29.00%

(a)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(c)	Not annualized.

(d)	Annualized.

(e)	Net investment income (loss) is based on average shares outstanding during the period.

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds GVIT Bond Fund (the “Fund”).

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the NAV of the Master Fund, subtracting the Fund’s liabilities attributable to the Fund, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Each Fund may reject any order to buy Fund shares and may suspend the sale of Fund shares at any time.

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

5

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$5,152,967	$—	$(110,882)	$(110,882)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Gartmore SA Capital Trust (“GSA”) provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with GSA on behalf of the Fund, the Fund pays GSA a fee of 0.25% based on the Fund’s average daily net assets. GSA has entered into a contractual agreement with the Trust under which GSA will waive 0.15% of the fees GSA receives for the providing the Fund with non-investment master-feeder operational support services until May 1, 2007.

Under the terms of a Fund Administration and Transfer Agency Agreement, GSA provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are

6

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2006, Nationwide Financial Services received $782 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the period ended June 30, 2006, (excluding short-term securities) the Master Fund had purchases of $886,794 and sales of $608,522.

5. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging markets instruments that are subject to certain additional credit and market risks. The yields of emerging markets debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

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GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

8

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

9

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

10

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

11

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

12

Financial Statements

for the American Funds Master Fund

American Funds Insurance Series Bond Fund

Investment portfolio, June 30, 2006

unaudited

Bonds & notes - 77.79%	Principal amount	Market value
	(000)	(000)
General Motors Nova Scotia Finance Co. 6.85% 2008	$3,500	$3,334
Residential Capital Corp. 6.168% 2009 (1)	2,700	2,695
Residential Capital Corp. 6.375% 2010	3,500	3,455
General Motors Acceptance Corp. 7.75% 2010	530	528
Residential Capital Corp. 6.00% 2011	6,000	5,820
General Motors Corp. 7.20% 2011	4,540	4,041
General Motors Acceptance Corp. 7.25% 2011	12,530	12,160
General Motors Acceptance Corp. 6.875% 2012	1,000	943
General Motors Acceptance Corp. 7.00% 2012	3,700	3,516
Residential Capital Corp. 6.50% 2013	3,000	2,948
General Motors Corp. 7.125% 2013	7,710	6,476
General Motors Corp. 7.25% 2013	€1,000	1,060
General Motors Acceptance Corp. 7.431% 2014 (1)	$5,000	4,853
General Motors Corp. 7.70% 2016	9,585	7,908
General Motors Corp. 8.80% 2021	2,500	2,137
General Motors Corp. 9.40% 2021	1,000	872
General Motors Corp. 8.375% 2033	1,000	805
Ford Motor Credit Co. 4.875% 2007	€1,350	1,714
Ford Motor Credit Co. 7.375% 2009	$14,625	13,531
Ford Motor Credit Co. 6.638% 2010 (1)	3,670	3,346
Ford Motor Credit Co. 7.875% 2010	7,625	7,040
Ford Motor Credit Co. 9.75% 2010 (2)	1,750	1,707
DaimlerChrysler North America Holding Corp. 5.74% 2009 (1)	5,000	5,007
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,097
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,392
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,721
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,434
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,192
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	1,970
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,889
Royal Caribbean Cruises Ltd. 7.00% 2013	5,615	5,592
Royal Caribbean Cruises Ltd. 7.25% 2016	2,000	1,991
News America Inc. 4.75% 2010	2,000	1,928
News America Holdings Inc. 9.25% 2013	2,500	2,898
News America Holding Inc. 8.25% 2018	3,885	4,458
News America Inc. 6.40% 2035	3,000	2,783
News America Inc. 6.75% 2038	1,000	1,018
Clear Channel Communications, Inc. 4.625% 2008	875	857
Clear Channel Communications, Inc. 6.625% 2008	750	756
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,421
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,480
Clear Channel Communications, Inc. 5.50% 2014	5,425	4,919
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,869
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,852
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,088
MGM MIRAGE 6.00% 2009	4,750	4,643
MGM MIRAGE 6.75% 2012	4,000	3,870
MGM MIRAGE 6.75% 2013 (2)	1,250	1,198
MGM MIRAGE 5.875% 2014	1,700	1,532
Comcast Cable Communications, Inc. 8.375% 2007	750	766
Tele-Communications, Inc. 9.80% 2012	2,000	2,310
Comcast Corp. 5.85% 2015	5,825	5,620

Comcast Corp. 6.50% 2015	1,750	1,767
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	766
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	278
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012 (2)	4,000	4,000
Charter Communications, Series B, 7.755% 2013 (1)	1,175	1,179
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,377
Delphi Automotive Systems Corp. 6.50% 2009 (4)	7,500	6,300
Delphi Corp. 6.50% 2013 (4)	480	377
Delphi Automotive Systems Corp. 6.55% 2006 (4)	500	417
Delphi Automotive Systems Corp. 7.125% 2029 (4)	1,750	1,374
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,394
Harrah’s Operating Co., Inc. 5.625% 2015	4,250	3,938
Cox Communications, Inc. 5.869% 2007 (1)	1,750	1,759
Cox Communications, Inc. 7.875% 2009	1,500	1,577
Cox Communications, Inc. 4.625% 2010	1,750	1,671
Cox Communications, Inc. 5.45% 2014	3,500	3,241
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,138
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,702
Liberty Media Corp. 7.75% 2009	1,750	1,812
Liberty Media Corp. 7.875% 2009	2,200	2,289
Liberty Media Corp. 8.25% 2030	2,375	2,285
D.R. Horton, Inc. 8.00% 2009	2,700	2,809
D.R. Horton, Inc. 7.875% 2011	1,100	1,156
Schuler Homes, Inc. 10.50% 2011	250	263
D.R. Horton, Inc. 6.875% 2013	600	599
D.R. Horton, Inc. 6.50% 2016	855	824
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,700	5,401
Radio One, Inc., Series B, 8.875% 2011	4,600	4,790
Radio One, Inc. 6.375% 2013	525	483
Vidéotron Ltée 6.875% 2014	4,125	3,929
Vidéotron Ltée 6.375% 2015	1,000	918
Visteon Corp. 8.25% 2010	3,200	3,008
Visteon Corp. 7.00% 2014	2,000	1,643
NTL Cable PLC 8.75% 2014	1,825	1,820
NTL Cable PLC 8.75% 2014	€1,000	1,305
NTL Cable PLC 9.75% 2014	£700	1,296
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	$2,730	2,761
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	1,575	1,652
K. Hovnanian Enterprises, Inc. 10.50% 2007	1,000	1,051
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,040
K. Hovnanian Enterprises, Inc. 7.50% 2016	225	210
Cinemark USA, Inc. 9.00% 2013	4,000	4,220
Hilton Hotels Corp. 7.625% 2008	695	713
Hilton Hotels Corp. 7.20% 2009	825	843
Hilton Hotels Corp. 8.25% 2011	2,522	2,656
Dex Media, Inc., Series B, 0%/9.00% 2013 (3)	1,400	1,186
Dex Media, Inc., Series B, 0%/9.00% 2013 (3)	1,250	1,059
R.H. Donnelley Corp., Series A-1, 6.875% 2013 (2)	425	393
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,263
R.H. Donnelley Corp., Series A-3, 8.875% 2016 (2)	200	203
Grupo Posadas, SA de CV 8.75% 2011 (2)	4,000	4,020
AOL Time Warner Inc. 6.875% 2012	1,250	1,293
AOL Time Warner Inc. 7.625% 2031	2,250	2,430
MDC Holdings, Inc. 5.50% 2013	3,885	3,551
Thomson Corp. 6.20% 2012	1,035	1,047
Thomson Corp. 5.50% 2035	2,680	2,324
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,094
Centex Corp. 5.25% 2015	650	585
Centex Corp. 6.50% 2016	2,500	2,434
Kabel Deutschland GmbH 10.625% 2014 (2)	2,625	2,782
Toll Brothers, Inc. 4.95% 2014	580	508
Toll Brothers, Inc. 5.15% 2015	2,600	2,273
CSC Holdings, Inc., Series B, 8.125% 2009	750	767
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,005

Cablevision Systems Corp., Series B, 8.00% 2012	1,000	991
American Media Operations, Inc. 8.875% 2011	3,030	2,697
Telenet Communications NV 9.00% 2013	€747	1,050
Telenet Group Holding NV 0%/11.50% 2014 (2) (3)	$1,635	1,394
American Honda Finance Corp. 5.125% 2010 (2)	2,500	2,441
Young Broadcasting Inc. 10.00% 2011	2,716	2,431
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,394
Viacom Inc. 6.25% 2016 (2)	2,040	1,984
Viacom Inc. 6.875% 2036 (2)	260	252
Dillard’s, Inc. 6.625% 2008	700	705
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,515
Ryland Group, Inc. 5.375% 2012	2,400	2,219
Staples, Inc. 7.375% 2012	2,000	2,138
Tenneco Automotive Inc. 8.625% 2014	2,000	2,005
Neiman Marcus Group, Inc. 9.00% 2015 (2) (5)	1,900	1,995
Reader’s Digest Assn., Inc. 6.50% 2011	2,000	1,940
Seminole Tribe of Florida 5.798% 2013 (2)	2,000	1,940
Standard Pacific Corp. 5.125% 2009	2,000	1,885
KB Home 6.25% 2015	2,000	1,788
Hyatt Equities, LLC 6.875% 2007 (2)	1,500	1,509
Pulte Homes, Inc. 8.125% 2011	1,395	1,478
TRW Automotive Acquisition Corp. 9.375% 2013	1,375	1,468
Adelphia Communications Corp. 10.25% 2006 (4)	1,000	540
Adelphia Communications Corp. 10.25% 2011 (4)	1,450	841
CanWest Media Inc., Series B, 8.00% 2012	1,358	1,351
LBI Media, Inc. 10.125% 2012	1,250	1,337
Quebecor Media Inc. 7.75% 2016 (2)	1,325	1,305
William Lyon Homes, Inc. 7.625% 2012	1,500	1,252
Carnival Corp. 3.75% 2007	500	486
Carnival Corp. 6.15% 2008	750	754
Viacom Inc. 5.625% 2007	1,200	1,199
YUM! Brands, Inc. 7.70% 2012	1,000	1,077
Regal Cinemas Corp., Series B, 9.375% 2012 (6)	1,000	1,061
Six Flags, Inc. 8.875% 2010	1,000	955
Omnicom Group Inc. 5.90% 2016	995	955
Gray Communications Systems, Inc. 9.25% 2011	875	914
Boyd Gaming Corp. 7.75% 2012	750	760
AMC Entertainment Inc. 8.00% 2014	675	622
Toys “R” Us, Inc. 7.875% 2013	525	416
British Sky Broadcasting Group PLC 8.20% 2009	375	398
RBS-Zero Editora Jornalística SA 11.00% 2010 (2)	189	195
U.S. Treasury 7.00% 2006	4,000	4,002
U.S. Treasury 3.25% 2007	7,000	6,847
U.S. Treasury 6.25% 2007	33,455	33,638
U.S. Treasury 3.625% 2009	55,250	52,945
U.S. Treasury 3.875% 2009	7,500	7,250
U.S. Treasury 6.00% 2009	7,315	7,498
U.S. Treasury 5.00% 2011	45,490	45,362
U.S. Treasury 5.00% 2011	2,000	1,995
U.S. Treasury 10.375% 2012	1,000	1,068
U.S. Treasury 4.25% 2013	33,250	31,551
U.S. Treasury 4.00% 2014	22,970	21,341
U.S. Treasury 4.50% 2036	50,615	45,396
Freddie Mac 2.875% 2006	37,275	36,829
Freddie Mac 5.50% 2011	9,000	9,015
Fannie Mae 2.625% 2006	6,225	6,159
Fannie Mae 5.25% 2007	12,750	12,698
Fannie Mae 1.75% 2008	¥640,000	5,693
United States Agency for International Development, Republic of Egypt 4.45% 2015	$5,000	4,637
Federal Home Loan Bank 5.625% 2016	2,000	1,977
Small Business Administration, Series 2001-20J, 5.76% 2021 (7)	538	540
AIG SunAmerica Global Financing XII 5.30% 2007 (2)	4,000	3,985
AIG SunAmerica Global Financing VII 5.85% 2008 (2)	1,000	1,004
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,750
American General Finance Corp. 5.85% 2013	2,500	2,482
American International Group, Inc. 6.25% 2036 (2)	2,000	1,923
ILFC E-Capital Trust I 5.90% 2065 (1) (2)	6,000	5,854

ILFC E-Capital Trust II 6.25% 2065 (1) (2)	4,875	4,614
Sumitomo Mitsui Banking Corp. 4.375% 2014 (1)	€1,645	2,110
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (2)	$18,920	17,676
Washington Mutual, Inc. 5.737% 2012 (1)	6,850	6,836
Providian Financial Corp., Series A, 9.525% 2027 (2)	750	797
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (2)	11,300	10,864
Santander Issuances, SA Unipersonal 5.805% 2016 (2)	7,300	7,247
Abbey National PLC 6.70% (undated) (1)	5,600	5,678
Abbey National PLC 7.35% (undated) (1)	3,000	3,018
J.P. Morgan Chase & Co. 5.75% 2013	750	743
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,754
J.P. Morgan Chase & Co. 4.891% 2015	5,300	5,108
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.649% 2027 (1)	5,000	4,821
CIT Group Inc. 3.65% 2007	3,585	3,487
CIT Group Inc. 5.75% 2007	1,500	1,500
CIT Group Inc. 6.875% 2009	2,500	2,578
CIT Group Inc. 7.75% 2012	750	814
CIT Group Inc. 5.40% 2013	4,000	3,875
HBOS PLC 5.375% (undated) (1) (2)	2,750	2,608
HBOS PLC, Series B, 5.92% (undated) (1) (2)	9,200	8,490
Bank of Scotland 7.00% (undated) (1) (2)	480	486
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated) (1) (2)	11,476	10,909
Resona Bank, Ltd. 3.75% 2015 (1)	€1,015	1,266
Resona Bank, Ltd. 4.125% (undated) (1)	970	1,180
Resona Bank, Ltd. 5.85% (undated) (1) (2)	$6,465	6,026
Household Finance Corp. 4.125% 2009	2,000	1,905
HSBC Finance Corp. 4.625% 2010	1,500	1,439
Household Finance Corp. 6.375% 2011	1,000	1,023
HSBC Finance Capital Trust IX 5.911% 2035 (1)	4,000	3,824
Lazard Group LLC 7.125% 2015	6,840	6,924
ZFS Finance (USA) Trust I 6.15% 2065 (1) (2)	5,000	4,795
ZFS Finance (USA) Trust II 6.45% 2065 (2)	2,000	1,833
Rouse Co. 3.625% 2009	1,140	1,065
Rouse Co. 7.20% 2012	3,860	3,890
Rouse Co. (TRC) 6.75% 2013 (2)	1,500	1,468
iStar Financial, Inc. 7.00% 2008	950	965
iStar Financial, Inc. 8.75% 2008	309	325
iStar Financial, Inc. 5.375% 2010	3,500	3,420
iStar Financial, Inc. 6.00% 2010	750	748
iStar Financial, Inc., Series B, 5.125% 2011	1,000	958
Citigroup Inc. 4.25% 2009	3,000	2,889
Citigroup Inc. 4.125% 2010	3,000	2,855
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,035
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,502
Nationwide Life Insurance Co. 5.35% 2007 (2)	1,000	998
North Front Pass Through Trust 5.81% 2024 (1) (2)	3,125	2,976
Nationwide Mutual Insurance Co. 7.875% 2033 (2)	750	834
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,761
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,634
ProLogis Trust 7.05% 2006	250	250
ProLogis 5.50% 2012	2,500	2,437
ProLogis 5.50% 2013	2,000	1,944
Lincoln National Corp. 7.00% 2066 (1)	4,650	4,622
New York Life Global Funding 3.875% 2009 (2)	2,250	2,157
New York Life Global Funding 4.625% 2010 (2)	2,500	2,405
HVB Funding Trust I 8.741% 2031 (2)	1,245	1,470
HVB Funding Trust III 9.00% 2031 (2)	2,500	3,029
CNA Financial Corp. 6.75% 2006	230	231
CNA Financial Corp. 6.60% 2008	1,736	1,764
CNA Financial Corp. 5.85% 2014	2,575	2,433
Downey Financial Corp. 6.50% 2014	4,500	4,424
Bank of America Corp. 4.375% 2010	3,000	2,853
MBNA Corp., Series F, 6.125% 2013	1,500	1,524
Development Bank of Singapore Ltd. 7.875% 2009 (2)	4,000	4,214
Met Life Global Funding I 2.60% 2008 (2)	4,450	4,192
PRICOA Global Funding I 4.20% 2010 (2)	2,750	2,614

Prudential Holdings, LLC, Series C, 8.695% 2023 (2) (7)	1,250	1,488
Capital One Financial Corp. 4.738% 2007	3,000	2,972
Capital One Financial Corp. 8.75% 2007	800	813
Capital One Capital I 6.699% 2027 (1) (2)	250	252
XL Capital Ltd. 5.25% 2014	1,130	1,044
Twin Reefs Asset Trust (XLFA), Series B, 6.17% (undated) (1) (2)	2,500	2,500
Simon Property Group, LP 4.875% 2010	1,000	965
Simon Property Group, LP 5.375% 2011	2,500	2,440
USA Education, Inc. 5.625% 2007	3,250	3,247
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (2)	3,000	3,064
ERP Operating LP 4.75% 2009	1,000	974
ERP Operating LP 6.625% 2012	2,000	2,072
ACE INA Holdings Inc. 5.875% 2014	1,080	1,045
ACE INA Holdings Inc. 6.70% 2036	2,050	1,972
E*TRADE Financial Corp. 7.375% 2013	1,900	1,909
E*TRADE Financial Corp. 7.875% 2015	1,050	1,082
US Bank National Assn. 4.40% 2008	3,000	2,936
Hospitality Properties Trust 6.75% 2013	1,500	1,537
Hospitality Properties Trust 6.30% 2016	1,300	1,283
Kimco Realty Corp. 6.00% 2012	500	502
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,292
Kazkommerts International BV 7.00% 2009 (2)	500	496
Kazkommerts International BV 7.875% 2014 (2)	800	790
Kazkommerts International BV 8.00% 2015 (2)	1,250	1,219
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	489
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,030
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	947
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,379
EOP Operating LP 8.10% 2010	500	538
EOP Operating LP 6.75% 2012	750	775
EOP Operating LP 4.75% 2014	1,000	908
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,192
Shinsei Bank, Ltd. 3.75% 2016	€1,030	1,266
Shinsei Bank, Ltd. 3.75% 2016 (1)	675	830
Liberty Mutual Group Inc. 6.50% 2035 (2)	$2,380	2,084
Allstate Financial Global Funding LLC 5.25% 2007 (2)	750	749
Allstate Financial Global Funding LLC 4.25% 2008 (2)	1,250	1,215
Rodamco Europe Finace BV 3.75% 2012	€1,600	1,946
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	1,595	1,935
Plum Creek Timberlands, LP 5.875% 2015	$2,000	1,914
Developers Diversified Realty Corp. 3.875% 2009	1,000	952
Developers Diversified Realty Corp. 4.625% 2010	1,000	953
John Hancock Global Funding II, Series 2004-A, 3.50% 2009 (2)	2,000	1,903
Marsh & McLennan Companies, Inc. 5.75% 2015	1,800	1,702
Zions Bancorporation 5.50% 2015	740	707
Zions Bancorporation 6.00% 2015	1,000	993
UnumProvident Finance Co. PLC 6.85% 2015 (2)	1,500	1,477
City National Corp. 5.125% 2013	1,500	1,434
Banco Santander-Chile 5.375% 2014 (2)	1,500	1,429
TuranAlem Finance BV 7.75% 2013 (2)	1,000	976
TuranAlem Finance BV 8.50% 2015 (2)	375	370
First Industrial, LP 6.875% 2012	1,250	1,288
ReliaStar Financial Corp. 8.00% 2006	250	252
ING Security Life Institutional Funding 2.70% 2007 (2)	1,000	980
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,005
Chohung Bank 4.50% 2014 (1)	1,030	971
Assurant, Inc. 5.625% 2014	1,000	961
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007 (2)	750	748
Skandinaviska Enskilda Banken AB 4.958% (undated) (1) (2)	750	670
Bank of Ireland 6.107% (undated) (1) (2)	600	560
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1) (2)	500	519
Advanta Capital Trust I, Series B, 8.99% 2026	500	506
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	380
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	271
National Westminster Bank PLC 7.75% (undated) (1)	250	256
Fannie Mae, Series 2000-T5B, 7.30% 2010	6,500	6,907

Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	4,983
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	6,885
Fannie Mae 10.00% 2018	15	17
Fannie Mae 6.00% 2021	910	913
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025 (1)	183	201
Fannie Mae 7.00% 2026	68	70
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	225	231
Fannie Mae 7.50% 2031	36	37
Fannie Mae, Series 2001-20, Class C, 12.009% 2031 (1)	120	133
Fannie Mae 5.00% 2035	3,301	3,087
Fannie Mae 5.50% 2035	1,663	1,602
Fannie Mae 5.50% 2036	18,930	18,176
Fannie Mae 5.50% 2036	4,757	4,568
Fannie Mae 6.50% 2036	21	21
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	164	167
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	148	151
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	225	230
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,780	5,515
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.011% 2035 (1)	2,960	2,962
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,740	2,617
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,580	2,547
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,586	2,540
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,089	2,063
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	4,163	4,101
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,804	3,785
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	3,161	3,087
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,897	2,867
Freddie Mac 4.00% 2015	2,383	2,209
Freddie Mac 5.00% 2035	6,113	5,708
Freddie Mac 5.00% 2035	6,105	5,701
Freddie Mac 5.50% 2035	3,027	2,907
Freddie Mac 5.50% 2035	3,025	2,905
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,157	2,120
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,481	2,354
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,993	2,094
Government National Mortgage Assn. 6.00% 2036	19,000	18,800
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,074
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	1,719	1,671
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	6,731
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,170	1,184
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,497
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,878
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	3,250	3,065
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035 (2)	3,000	2,875
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (2)	6,300	6,138
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.982% 2036 (1)	8,162	8,117
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.557% 2037 (2)	2,000	1,934
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,450
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,382
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,601
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,131	2,056
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	771
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,893
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033 (1)	496	483
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 2037 (1)	3,894	3,818
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.583% 2045 (1)	2,789	2,798
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036 (2)	500	491
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036 (2)	6,000	5,948
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,801	1,775

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036		4,307	4,226
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015 (2)		5,000	5,086
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035 (2)		1,750	1,716
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035 (2)		3,000	2,970
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.118% 2033 (1)		848	830
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034 (1)		1,016	994
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035 (1)		3,000	2,859
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034		2,953	2,901
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036		1,212	1,205
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036 (1)		3,921	3,868
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034		3,750	3,840
Nykredit 4.00% 2035	DKr	23,923	3,714
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		$707	716
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		892	901
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		1,572	1,651
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.038% 2035 (1)		3,150	3,118
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045		3,000	2,933
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031		1,421	1,478
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.595% 2034 (1)		1,306	1,276
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033		2,500	2,623
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)		2,503	2,623
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.42% 2030 (1)		1,250	1,288
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.42% 2030 (1)		1,000	1,030
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034 (1)		2,035	1,946
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.067% 2045 (1)		1,682	1,699
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008		279	282
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		1,250	1,284
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035		1,250	1,265
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036		968	994
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		849	859
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		750	790
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034 (1)		744	729
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (2)		716	715
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034		712	711
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025		500	534
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032		500	509
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (1) (2)		108	109
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030		83	83
German Government 4.50% 2006		€12,330	15,780
German Government 5.25% 2008		5,650	7,397
German Government 5.25% 2011		1,750	2,364
German Government 4.25% 2014		5,530	7,186
Korean Government 4.00% 2010	KRW	7,540,000	7,674
Korean Government 5.00% 2011		7,685,000	8,082
Korean Government 4.25% 2014		8,765,000	8,769
United Mexican States Government Global 9.875% 2010		$1,000	1,127
United Mexican States Government, Series MI10, 9.50% 2014	MXP	130,500	11,871
United Mexican States Government Global 11.375% 2016		$1,920	2,621
United Mexican States Government Global 5.625% 2017		1,500	1,399
United Mexican States Government, Series M20, 10.00% 2024	MXP	22,000	2,043
United Mexican States Government Global 7.50% 2033		$1,080	1,150
United Kingdom 7.50% 2006		£2,980	5,570
United Kingdom 4.75% 2015		2,030	3,757
United Kingdom 4.75% 2020		1,340	2,498
United Kingdom 4.75% 2038		2,240	4,451
Spanish Government 4.25% 2007		€11,395	14,711
French Government O.A.T. Eurobond 4.75% 2035		8,685	11,825
Polish Government 5.75% 2010	PLN	36,825	11,693
Japanese Government 0.50% 2007		¥872,300	7,627
Japanese Government 2.30% 2035		380,400	3,176
Thai Government 4.125% 2009	THB	146,380	3,684
Thai Government 5.00% 2014		68,105	1,717
Thai Government 5.40% 2016		83,125	2,136
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		$5,750	7,159

Israeli Government 7.50% 2014	ILS	21,870	5,202
Russian Federation 8.25% 2010		$3,111	3,239
Russian Federation 8.25% 2010 (2)		1,778	1,851
Panama (Republic of) Global 7.125% 2026		390	378
Panama (Republic of) Global 9.375% 2029		1,000	1,185
Panama (Republic of) Global 6.70% 2036		2,805	2,581
Singapore (Republic of) 3.125% 2011	S$	3,060	1,915
Singapore (Republic of) 3.75% 2016		2,985	1,913
Argentina (Republic of) 4.278% 2012 (1)		$2,000	1,625
Canadian Government 4.25% 2026 (8)	C$	1,000	1,556
El Salvador (Republic of) 7.65% 2035 (2)		$1,250	1,206
Dominican Republic 9.04% 2018 (2) (5)		1,069	1,122
Brazil (Federal Republic of) Global 10.25% 2013		375	445
Brazil (Federal Republic of) Global 11.00% 2040		500	621
State of Qatar 9.75% 2030		500	698
Sprint Capital Corp. 4.78% 2006		1,500	1,498
Nextel Communications, Inc., Series E, 6.875% 2013		6,410	6,455
Nextel Communications, Inc., Series D, 7.375% 2015		26,790	27,287
Sprint Capital Corp. 6.875% 2028		1,250	1,263
SBC Communications Inc. 5.38% 2008 (1)		1,625	1,629
SBC Communications Inc. 4.125% 2009		2,500	2,377
AT&T Corp. 7.30% 2011 (1)		6,580	6,993
SBC Communications Inc. 5.10% 2014		2,700	2,509
SBC Communications Inc. 5.625% 2016		1,750	1,662
Qwest Capital Funding, Inc. 7.75% 2006		625	628
U S WEST Capital Funding, Inc. 6.375% 2008		100	99
Qwest Capital Funding, Inc. 7.90% 2010		3,820	3,820
Qwest Capital Funding, Inc. 7.25% 2011		3,950	3,861
Qwest Corp. 8.875% 2012		1,250	1,325
Qwest Capital Funding, Inc. 7.625% 2021		500	466
U S WEST Capital Funding, Inc. 6.875% 2028		2,300	1,995
American Tower Corp. 7.25% 2011		1,825	1,875
American Tower Corp. 7.125% 2012		5,250	5,263
American Tower Corp. 7.50% 2012		4,500	4,567
Dobson Cellular Systems, Inc. 8.375% 2011 (2)		2,500	2,581
American Cellular Corp., Series B, 10.00% 2011		4,750	5,023
Dobson Cellular Systems, Inc. 9.875% 2012		500	530
Dobson Communications Corp. 8.875% 2013		688	679
Telefónica Emisiones, SAU 5.984% 2011		5,000	4,987
Telefónica Emisiones, SAU 7.045% 2036		3,000	3,008
France Télécom 7.75% 2011 (1)		6,500	6,989
Telecom Italia SpA 6.25% 2012		€920	1,258
Telecom Italia Capital SA, Series B, 5.25% 2013		$2,750	2,546
Telecom Italia Capital SA 4.95% 2014		2,500	2,242
Telecom Italia Capital SA 5.25% 2015		1,000	907
Rogers Wireless Inc. 7.25% 2012		3,825	3,873
Rogers Wireless Inc. 7.50% 2015		1,975	2,005
Rogers Cantel Inc. 9.75% 2016		500	579
Hawaiian Telcom Communications, Inc. 9.75% 2013		2,870	2,935
Hawaiian Telcom Communications, Inc. 10.789% 2013 (1)		2,195	2,228
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015		1,125	1,184
Cingular Wireless LLC 5.625% 2006		1,000	1,000
AT&T Wireless Services, Inc. 7.875% 2011		1,890	2,038
AT&T Wireless Services, Inc. 8.125% 2012		2,850	3,140
Windstream Corp. 8.625% 2016 (2)		5,100	5,240
Cincinnati Bell Inc. 7.25% 2013		5,250	5,197
Intelsat (Bermuda), Ltd. 9.614% 2012 (1)		3,325	3,375
Intelsat (Bermuda), Ltd. 8.25% 2013		1,775	1,771
BellSouth Corp. 4.75% 2012		1,250	1,161
BellSouth Corp. 6.55% 2034		3,000	2,866
MetroPCS, Inc. 12.00% 2007 (1)		900	947
MetroPCS, Inc. 9.25% 2011 (1)		3,000	3,060
Centennial Cellular Corp. 10.75% 2008		324	330
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		1,000	1,058
Centennial Communications Corp. 10.74% 2013 (1)		500	513
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (1)		2,000	1,935

Triton PCS, Inc. 9.375% 2011	1,000	720
Triton PCS, Inc. 8.50% 2013	3,250	2,998
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,087
Deutsche Telekom International Finance BV 8.125% 2012 (1)	€835	1,257
Deutsche Telekom International Finance BV 8.25% 2030 (1)	$1,250	1,447
Intelsat PanAmSat Opco 9.00% 2016 (2)	2,500	2,550
NTELOS Inc., Series B, 7.48% 2011 (1)	2,494	2,497
ALLTEL Corp. 4.656% 2007	1,600	1,589
Verizon Global Funding Corp. 7.75% 2030	1,230	1,330
PCCW-HKT Capital Ltd. 8.00% 2011 (1) (2)	1,000	1,072
TELUS Corp. 8.00% 2011	750	813
Koninklijke KPN NV 8.00% 2010	750	796
Singapore Telecommunications Ltd. 6.375% 2011 (2)	750	764
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	1,000	999
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012	3,570	3,661
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018 (7)	1,684	1,576
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019 (7)	2,746	2,733
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (7)	3,316	3,331
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020 (7)	1,204	1,193
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020 (7)	1,703	1,662
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022 (7)	744	740
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022 (7)	2,419	2,529
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (7)	2,338	2,468
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (7)	2,490	2,538
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	9,475	10,050
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (7)	1,091	999
AMR Corp. 10.00% 2021	1,200	1,125
Delta Air Lines, Inc. 8.00% 2007 (2) (4)	1,500	420
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012	1,000	931
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013 (7)	328	304
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	10,798	10,917
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	1,837	1,869
Allied Waste North America, Inc. 8.50% 2008	4,750	4,940
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,182
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	937
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,810
Allied Waste North America, Inc. 7.25% 2015	2,000	1,920
Cendant Corp. 6.25% 2008	4,200	4,239
Cendant Corp. 7.375% 2013	5,405	5,921
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,249
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,013
General Electric Co. 5.00% 2013	2,750	2,638
General Electric Capital Corp., Series A, 5.223% 2016 (1)	2,000	2,003
General Electric Capital Corp., Series A, 5.53% 2026 (1)	3,000	3,010
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (7)	1,100	1,101
United Air Lines, Inc., Series B, 8.986% 2012 (1)	5,275	5,348
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014 (7)	894	893
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (7)	1,584	1,591
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (4) (7)	246	123
Hutchison Whampoa International Ltd. 7.00% 2011 (2)	500	520
Hutchison Whampoa International Ltd. 6.50% 2013 (2)	6,750	6,844
Terex Corp. 9.25% 2011	1,250	1,334
Terex Corp. 7.375% 2014	6,000	6,000
TFM, SA de CV 10.25% 2007	2,445	2,531
TFM, SA de CV 9.375% 2012	3,150	3,370
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021 (7)	990	939
BNSF Funding Trust I 6.613% 2055 (1)	4,900	4,615
American Standard Inc. 8.25% 2009	1,700	1,794
American Standard Inc. 7.625% 2010	2,300	2,403
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2) (7)	1,232	1,264
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (7)	2,041	2,103
THL Buildco, Inc. 8.50% 2014	3,225	3,136
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,947
Kansas City Southern Railway Co. 7.50% 2009	750	754
Tyco International Group SA 6.125% 2008	2,375	2,391
Northwest Airlines, Inc. 9.875% 2007 (4)	1,000	510

Northwest Airlines, Inc. 7.875% 2008 (4)	1,000	505
Northwest Airlines, Inc. 10.00% 2009 (4)	2,750	1,341
H-Lines Finance Holding Corp. 0%/11.00% 2013 (3)	2,600	2,242
Waste Management, Inc. 7.00% 2006	1,000	1,003
Waste Management, Inc. 7.375% 2010	650	686
WMX Technologies, Inc. 7.10% 2026	500	526
CCMG Acquisition Corp. 8.875% 2014 (2)	2,000	2,060
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023 (7)	493	503
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024 (7)	1,488	1,366
Bombardier Inc. 6.30% 2014 (2)	2,100	1,837
Williams Scotsman, Inc. 8.50% 2015	1,500	1,489
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,469
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,369	1,431
Standard Aero Holdings, Inc. 8.25% 2014	1,575	1,410
K&F Industries, Inc. 7.75% 2014	1,400	1,386
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006 (7)	1,000	1,002
Qantas Airways Ltd. 6.05% 2016 (2)	900	873
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (2) (7)	563	549
Jet Equipment Trust, Series 1994-A, 11.79% 2013 (2) (4)	250	—
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,410
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,707
Abitibi-Consolidated Co. of Canada 8.829% 2011 (1)	3,500	3,430
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,175	7,501
JSG Funding PLC 9.625% 2012	575	595
JSG Funding PLC 7.75% 2015	€3,000	3,593
JSG Funding PLC 7.75% 2015	$2,000	1,820
JSG Holdings PLC 11.50% 2015 (5)	€3,420	4,351
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$8,275	7,365
Owens-Brockway Glass Container Inc. 8.875% 2009	2,500	2,588
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,354
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,581
Stone Container Corp. 9.75% 2011	$816	843
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,885
Stone Container Corp. 8.375% 2012	250	237
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,520
Norske Skogindustrier ASA 7.625% 2011 (2)	4,000	4,044
Norske Skogindustrier ASA 6.125% 2015 (2)	1,500	1,344
Rhodia SA 8.00% 2010	€1,300	1,731
Rhodia 10.25% 2010	$1,625	1,743
Rhodia SA 9.25% 2011	€1,172	1,565
UPM-Kymmene Corp. 5.625% 2014 (2)	$4,500	4,258
Georgia-Pacific Corp. 7.449% 2012 (1)	1,020	1,021
Georgia-Pacific Corp. 8.30% 2013 (1)	3,075	3,106
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,484
Graphic Packaging International, Inc. 9.50% 2013	500	497
Lyondell Chemical Co. 9.50% 2008	1,355	1,399
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	778
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,500	1,618
International Paper Co. 5.85% 2012	3,640	3,588
Weyerhaeuser Co. 5.95% 2008	533	534
Weyerhaeuser Co. 7.375% 2032	2,565	2,604
Stora Enso Oyj 6.404% 2016 (2)	700	680
Stora Enso Oyj 7.25% 2036 (2)	2,265	2,218
United States Steel Corp. 9.75% 2010	2,103	2,250
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	309
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,530
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	383
Neenah Paper, Inc. 7.375% 2014	2,325	2,151
Plastipak Holdings, Inc. 8.50% 2015 (2)	2,000	2,010
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,990
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,950
Building Materials Corp. of America 7.75% 2014	$2,000	1,920
Airgas, Inc. 6.25% 2014	2,000	1,880
Steel Dynamics, Inc. 9.50% 2009	1,750	1,805
Associated Materials Inc. 9.75% 2012	1,750	1,750
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014 (3)	1,044	822

BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	708
Domtar Inc. 7.125% 2015	1,500	1,312
Cytec Industries Inc. 6.00% 2015	1,150	1,094
Oregon Steel Mills, Inc. 10.00% 2009	1,000	1,050
Allegheny Technologies, Inc. 8.375% 2011	500	519
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (2) (7)	4,534	4,355
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (7)	63	60
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (7)	675	742
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (2) (7)	360	396
Ras Laffan Liquefied Natural Gas II 5.298% 2020 (2) (7)	7,500	7,006
Premcor Refining Group Inc. 9.25% 2010	3,750	3,992
Premcor Refining Group Inc. 6.125% 2011	2,000	2,009
Premcor Refining Group Inc. 6.75% 2011	2,700	2,771
Premcor Refining Group Inc. 9.50% 2013	650	711
Premcor Refining Group Inc. 6.75% 2014	2,000	2,023
Premcor Refining Group Inc. 7.50% 2015	275	284
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (2) (7)	6,250	6,070
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (7)	3,000	2,914
Williams Companies, Inc. 6.375% 2010 (2)	1,000	980
Williams Companies, Inc. 7.125% 2011	500	503
Williams Partners LP 7.50% 2011 (2)	2,950	2,972
Williams Companies, Inc. 8.125% 2012	4,030	4,201
Energy Transfer Partners, LP 5.95% 2015	8,555	8,252
El Paso Corp. 6.375% 2009 (2)	150	148
El Paso Energy Corp. 7.75% 2010 (2)	1,500	1,530
El Paso Energy Corp. 7.375% 2012	100	100
El Paso Natural Gas Co. 7.50% 2026	175	172
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	1,862
Southern Natural Gas Co. 7.35% 2031	1,000	964
Southern Natural Gas Co. 8.00% 2032	1,325	1,376
Qatar Petroleum 5.579% 2011 (2)	5,500	5,475
Pogo Producing Co. 7.875% 2013 (2)	1,325	1,335
Pogo Producing Co. 6.625% 2015	100	93
Pogo Producing Co. 6.875% 2017	4,000	3,725
Delek & Avner-Yam Tethys Ltd. 5.326% 2013 (2) (7)	4,302	4,181
Newfield Exploration Co. 6.625% 2014	1,000	958
Newfield Exploration Co. 6.625% 2016	3,250	3,079
Petroleum Export Ltd., Class A-3, 5.265% 2011 (2) (7)	3,969	3,851
Teekay Shipping Corp. 8.875% 2011	3,100	3,263
Encore Acquisition Co. 6.00% 2015	2,500	2,262
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,045
Pemex Project Funding Master Trust 6.625% 2035 (2)	2,000	1,812
Gulfstream Natural Gas System LLC 6.19% 2025 (2)	1,220	1,182
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	954
Drummond Co., Inc. 7.375% 2016 (2)	950	886
Reliance Industries Ltd., Series B, 10.25% 2097	500	664
Overseas Shipholding Group, Inc. 8.25% 2013	525	547
AES Corp. 9.50% 2009	695	740
AES Corp. 9.375% 2010	4,019	4,320
AES Corp. 8.75% 2013 (2)	6,350	6,826
AES Corp. 9.00% 2015 (2)	350	378
AES Red Oak, LLC, Series A, 8.54% 2019 (7)	911	965
AES Ironwood, LLC 8.857% 2025 (7)	1,154	1,252
AES Red Oak, LLC, Series B, 9.20% 2029 (7)	2,500	2,713
Mission Energy Holding Co. 13.50% 2008	1,525	1,708
Edison Mission Energy 7.73% 2009	1,500	1,523
Edison Mission Energy 7.75% 2016 (2)	6,000	5,925
Midwest Generation, LLC, Series B, 8.56% 2016 (7)	1,691	1,777
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,461
Southern Power Co., Series B, 6.25% 2012	6,000	6,055
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,873
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	143
Nevada Power Co., Series M, 5.95% 2016 (2)	1,450	1,382
American Electric Power Co., Inc. 5.75%/4.709% 2007 (1)	5,000	4,940
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,743
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,464
NRG Energy, Inc. 7.25% 2014	725	709

NRG Energy, Inc. 7.375% 2016	3,275	3,201
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,569
Constellation Energy Group, Inc. 4.55% 2015	1,080	958
MidAmerican Energy Holdings Co. 5.00% 2014	2,200	2,059
MidAmerican Energy Holdings Co. 6.125% 2036 (2)	1,500	1,407
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,453
Exelon Generation Co., LLC 6.95% 2011	1,300	1,357
Cilcorp Inc. 8.70% 2009	1,000	1,079
Union Electric Co. 5.25% 2012	1,495	1,448
Veolia Environnement 4.875% 2013	€1,630	2,109
Duke Capital Corp. 6.25% 2013	$1,000	1,011
Duke Capital Corp. 5.50% 2014	1,000	964
SP PowerAssets Ltd. 3.80% 2008 (2)	2,000	1,916
Mirant Americas Generation, Inc. 8.30% 2011	1,500	1,489
Scottish Power PLC 5.375% 2015	1,230	1,169
Israel Electric Corp. Ltd. 7.70% 2018 (2)	1,000	1,068
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,030
Oncor Electric Delivery Co. 6.375% 2012	800	808
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009 (2)	3,000	2,925
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011 (2)	3,250	3,103
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011 (2)	5,000	4,863
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,061
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,607
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009 (2)	4,500	4,439
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013 (2)	4,000	3,980
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	923	928
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	2,880	2,940
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (2)	146	145
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012 (2)	3,000	2,966
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,876
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,665
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.633% 2035 (1)	2,500	2,507
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,166
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.553% 2035 (1)	2,070	2,074
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011 (2)	2,000	1,947
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029 (4)	1,686	1,652
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (2)	1,500	1,524
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017 (2)	1,072	1,046
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.603% 2033 (1)	908	909
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.899% 2010 (1) (2)	750	754
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (2)	364	355
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	86	86
Electronic Data Systems Corp. 6.334% 2006	2,000	2,001
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)	10,025	9,904
Electronic Data Systems Corp. 7.45% 2029	1,250	1,291
Celestica Inc. 7.875% 2011	5,650	5,579
Celestica Inc. 7.625% 2013	3,450	3,364
Sanmina-SCI Corp. 6.75% 2013	5,500	5,156
Sanmina-SCI Corp. 8.125% 2016	425	417
Xerox Corp. 7.125% 2010	5,000	5,063
Motorola, Inc. 7.625% 2010	239	256
Motorola, Inc. 8.00% 2011	2,000	2,195
Motorola, Inc. 7.50% 2025	500	548
Motorola, Inc. 5.22% 2097	250	189
SunGard Data Systems Inc. 9.125% 2013 (2)	3,000	3,127
Jabil Circuit, Inc. 5.875% 2010	3,060	3,037
Sabre Holdings Corp. 6.35% 2016	3,180	2,980
Freescale Semiconductor, Inc. 6.875% 2011	2,400	2,424
Nortel Networks Ltd.10.75% 2016 (2)	1,550	1,585
Cisco Systems, Inc. 5.25% 2011	1,500	1,474
Exodus Communications, Inc. 11.625% 2010 (4) (6)	377	—

Columbia/HCA Healthcare Corp. 7.00% 2007	2,500	2,527
HCA Inc. 5.50% 2009	6,150	5,957
HCA Inc. 6.50% 2016	2,000	1,859
Concentra Operating Corp. 9.50% 2010	4,000	4,160
Concentra Operating Corp. 9.125% 2012	3,250	3,380
Tenet Healthcare Corp. 6.375% 2011	1,000	897
Tenet Healthcare Corp. 9.875% 2014	1,600	1,608
Tenet Healthcare Corp. 9.25% 2015 (2)	750	739
Humana Inc. 7.25% 2006	1,500	1,501
Humana Inc. 6.45% 2016	1,500	1,487
Aetna Inc. 5.75% 2011	3,000	2,982
Mylan Laboratories Inc. 5.75% 2010	3,000	2,873
Wyeth 5.50% 2016	3,000	2,869
Amgen Inc. 4.00% 2009	2,500	2,378
Triad Hospitals, Inc. 7.00% 2012	2,250	2,250
HealthSouth Corp. 11.418% 2014 (1) (2)	875	877
HealthSouth Corp. 10.75% 2016 (2)	875	862
Universal Health Services, Inc. 7.125% 2016	1,200	1,208
Cardinal Health, Inc. 5.85% 2017	1,235	1,180
Warner Chilcott Corp. 8.75% 2015	1,000	1,035
UnitedHealth Group Inc. 5.20% 2007	1,000	998
WellPoint, Inc. 5.25% 2016	625	587
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	780
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,475	5,989
Delhaize America, Inc. 8.125% 2011	6,100	6,446
Spectrum Brands, Inc. 7.375% 2015	7,375	6,029
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,216
Ahold Finance U.S.A., Inc. 8.25% 2010	2,000	2,095
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020 (7)	130	132
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025 (7)	1,790	1,778
Stater Bros. Holdings Inc. 8.829% 2010 (1)	2,550	2,595
Stater Bros. Holdings Inc. 8.125% 2012	1,000	992
SUPERVALU INC. 7.50% 2012	1,800	1,782
Albertson’s, Inc. 7.45% 2029	1,000	864
Albertson’s, Inc. 8.00% 2031	1,000	906
CVS Corp. 6.117% 2013 (2) (7)	1,294	1,286
CVS Corp. 5.298% 2027 (2) (7)	1,752	1,618
Rite Aid Corp. 6.875% 2013	2,125	1,849
Tyson Foods, Inc. 6.60% 2016	1,500	1,469
Gold Kist Inc. 10.25% 2014	1,371	1,436
Duane Reade Inc. 9.829% 2010 (1)	1,000	975
Tesco PLC 5.50% 2033	£330	625
State of Winsonsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	$2,920	3,098
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	1,500	1,623
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,540
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,523	1,485
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	401	399

Total bonds & notes (cost: $2,311,813,000)		2,274,706

Convertible securities - 0.25%	Shares or principal amount
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	1,973
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	625
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	378
Conexant Systems, Inc. 4.00% convertible notes 2007	$1,500,000	1,483
SCI Systems, Inc. 3.00% convertible debentures 2007	$1,000,000	972
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	1,998

Total convertible securities (cost: $6,440,000)		7,429

Preferred stocks - 2.91%	Shares
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated) (1) (2)	15,050,000	$14,368
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (1) (2)	6,430,000	6,888
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (1) (2)	6,075,000	6,387
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated) (1) (2)	10,090,000	9,217
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (undated) (1) (2)	8,030,000	9,006
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (undated) (1) (2)	4,650,000	4,991
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated) (1)	1,415,000	1,363
Fannie Mae, Series O, 7.065% preferred (2)	100,000	5,394
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (1)	4,250,000	4,655
BNP Paribas 5.186% noncumulative (undated) (1) (2)	2,200,000	1,998
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1) (2)	1,175,000	1,204
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1) (2)	850,000	947
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated) (1) (2)	3,750,000	3,985
RBS Capital Trust I 4.709% noncumulative trust preferred (undated) (1)	3,500,000	3,168
Deutsche Bank Capital Funding Trust I, 7.872% (undated) (1) (2)	2,500,000	2,620
Wachovia Capital Trust III 5.80% (undated)	2,450,000	2,380
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (2)	65,000	1,834
HVB Funding Trust VIII 7.055% (undated) (1)	900,000	1,281
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,105
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (undated) (1) (2)	750,000	800
First Republic Capital Corp., Series A, 10.50% preferred (2)	750	788
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	20,000	525
ZiLOG, Inc. - MOD III Inc., units (6) (9)	55	8
Adelphia Communications Corp., Series B, 13.00% preferred 2009 (9)	5,000	3

Total preferred stocks (cost: $85,940,000)		84,915

Common stocks - 0.21%
Drax Group PLC (9)	231,144	3,509
Sprint Nextel Corp., Series 1	33,726	674
XO Holdings, Inc. (9)	1,134	5
DigitalGlobe Inc. (2) (6) (9)	306,464	306
Delta Air Lines, Inc. (2) (9)	60,887	46
ZiLOG, Inc. (9)	32,500	110
Clarent Hospital Corp. (6) (9)	16,114	4
Other common stocks in initial period of acquisition		1,431

Total common stocks (cost: $3,173,000)		6,085

Rights & warrants - 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010 (9)	2,273	$2
XO Holdings, Inc., Series B, warrants, expire 2010 (9)	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010 (9)	1,704	—
GT Group Telecom Inc., warrants, expire 2010 (2) (6) (9)	1,000	—

Total rights & warrants (cost: $52,000)		3

Short-term securities - 18.69%	Principal amount
	(000)
Federal Home Loan Bank 4.915%-5.02% due 7/12-8/4/2006	$75,900	$75,642
Gannett Co. 5.00% due 7/7-7/13/2006 (2)	36,800	36,755
Coca-Cola Co. 5.00% due 8/14/2006	20,000	19,872
Atlantic Industries 4.92% due 7/6/2006 (2)	13,100	13,089
Variable Funding Capital Corp. 5.03%-5.23% due 7/14-7/24/2006 (2)	33,000	32,922
Hershey Co. 4.95%-5.05% due 7/5-7/21/2006 (2)	32,500	32,452
NetJets Inc. 4.98% due 7/12-7/18/2006 (2)	28,600	28,534
Clipper Receivables Co., LLC 5.05%-5.07% due 7/12-7/25/2006 (2)	28,600	28,534
3M Co. 5.00%-5.02% due 7/20-7/26/2006	28,300	28,205
E.I. duPont de Nemours and Co. 5.03% due 7/17/2006 (2)	25,000	24,941
Hewlett-Packard Co. 5.21% due 7/31/2006 (2)	25,000	24,888
Ranger Funding Co. LLC 5.30% due 8/11/2006 (2) (10)	25,000	24,845
Wal-Mart Stores Inc. 5.05% due 7/11/2006 (2)	23,500	23,464
Concentrate Manufacturing Co. of Ireland 5.20% due 7/20/2006 (2)	21,000	20,939
CAFCO, LLC 5.06% due 7/25/2006 (2)	14,400	14,350
Ciesco LLC 5.29% due 8/17/2006 (2)	6,600	6,553
International Lease Finance Corp. 5.28%-5.29% due 8/28/2006	20,800	20,622
Park Avenue Receivables Co., LLC 5.04% due 7/6/2006 (2)	20,000	19,983
Caterpillar Financial Services Corp. 5.20% due 8/3/2006 (10)	19,200	19,106
Harley-Davidson Funding Corp. 5.09% due 8/2/2006 (2) (10)	13,500	13,437
Target Corp. 5.20% due 7/10/2006	13,400	13,381
Scripps (E.W.) Co. 5.00%-5.28% due 7/3-7/6/2006 (2)	13,100	13,090
Three Pillars Funding, LLC 5.28% due 7/3/2006 (2)	9,300	9,296
FCAR Owner Trust I 5.04% due 7/14/2006	1,700	1,697

Total short-term securities (cost: $546,599,000)		546,597

Total investment securities (cost: $2,954,017,000)		2,919,735
Other assets less liabilities		4,279

Net assets		$2,924,014

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Coupon rate may change periodically.
(2)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $782,363,000, which represented 26.76% of the net assets of the fund.
(3)	Step bond; coupon rate will increase at a later date.
(4)	Company not making scheduled [interest/dividend] payments; bankruptcy proceedings pending.
(5)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6)	Valued under fair value procedures adopted by authority of the board of trustees.
(7)	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8)	Index-linked bond whose principal amount moves with a government retail price index.
(9)	Security did not produce income during the last 12 months.
(10)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Assets:
Investment securities at market:
Unaffiliated issuers	$3,334,719	$24,093,055	$6,531,116	$2,919,735
Affiliated issuers	—	143,235	49,361	—
Cash denominated in non-U.S. currencies	2,690	4,325	—	—
Cash	236	1,728	2,008	7,411
Receivables for:
Sales of investments	4,219	136,311	38,340	1,388
Sales of fund’s shares	3,034	22,713	4,098	2,121
Open forward currency contracts	—	—	19	392
Dividends and interest	6,391	23,180	24,729	34,881
	3,351,289	24,424,547	6,649,671	2,965,928

Liabilities:
Payables for:
Purchases of investments	2,443	70,125	147,523	40,145
Repurchases of fund’s shares	44	5,358	843	17
Open forward currency contracts	—	—	98	267
Investment advisory services	1,338	5,694	1,536	887
Distribution services	624	4,125	1,123	554
Deferred trustees’ compensation	40	625	166	33
Other fees and expenses	622	237	14	11
	5,111	86,164	151,303	41,914
Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014

Investment securities at cost
Unaffiliated issuers	$2,758,589	$19,440,548	$5,618,447	$2,954,017
Affiliated issuers	—	$133,658	$48,481	—
Cash denominated in non-U.S. currencies at cost	$2,659	$4,338	—	—

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,664,757	$18,351,261	$5,366,389	$2,899,532
Undistributed (distributions in excess of) net investment income	33,224	103,564	77,407	69,335
Undistributed (accumulated) net realized gain (loss)	72,534	1,221,378	141,096	(10,776)
Net unrealized appreciation (depreciation)	575,663	4,662,180	913,476	(34,077)
Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014

Shares of beneficial interest issued and outstanding - unlimited shares authorized:
Class 1:
Net assets (total: $11,157,497)	$214,609	$3,490,659	$903,248	$187,817
Shares outstanding	10,399	57,813	52,575	17,074
Net asset value per share	$20.64	$60.38	$17.18	$11.00
Class 2:
Net assets (total: $65,221,819)	$3,131,569	$20,385,930	$5,519,490	$2,736,197
Shares outstanding	152,508	340,114	323,378	250,811
Net asset value per share	$20.53	$59.94	$17.07	$10.91
Class 3:
Net assets (total: $1,181,927)	—	$461,794	$75,630	—
Shares outstanding	—	7,655	4,406	—
Net asset value per share	—	$60.33	$17.16	—

*	Amount less than one thousand

See Notes to Financial Statements

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Investment income:
Income (net of non-U.S. taxes):
Dividends	$34,509	$118,613	$42,570	$329
Interest	11,885	51,547	52,240	78,520
	46,394	170,160	94,810	78,849

Fees and expenses:
Investment advisory services	8,777	38,583	10,390	5,618
Distribution services - Class 2	3,654	24,498	6,773	3,131
Distribution services - Class 3	—	437	69	—
Transfer agent services	1	8	2	1
Reports to shareholders	47	358	96	41
Registration statement and prospectus	62	479	130	53
Postage, stationery and supplies	8	60	16	7
Trustees’ compensation	13	132	35	11
Auditing and legal	6	21	7	2
Custodian	386	725	89	55
State and local taxes	28	220	60	25
Other	15	48	15	5
Total fees and expenses before waiver	12,997	65,569	17,682	8,949
Less waiver of fees and expenses:
Investment advisory services	878	3,858	1,039	562
Total fees and expenses after waiver	12,119	61,711	16,643	8,387
Net investment income	34,275	108,449	78,167	70,462

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	135,390	1,227,220	145,831	(2,595)
Non-U.S. currency transactions	5,200	261	(466)	(3,677)
	140,590	1,227,481	145,365	(6,272)
Net unrealized appreciation (depreciation) on:
Investments	538	(795,483)	117,305	(31,900)
Non-U.S. currency translations	89	208	(97)	485
	627	(795,275)	117,208	(31,415)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	141,217	432,206	262,573	(37,687)
Net increase (decrease) in net assets resulting from operations	$175,492	$540,655	$340,740	$32,775

See Notes to Financial Statements

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Operations:
Net investment income	$34,275	$30,708	$108,449	$128,993	$78,167	$126,432	$70,462	$110,408
Net realized gain (loss) on investments and non-U.S. currency transactions	140,590	83,182	1,227,481	637,504	145,365	133,120	(6,272)	2,178
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	627	222,184	(795,275)	2,278,471	117,208	234,416	(31,415)	(77,663)
Net increase (decrease) in net assets resulting from operations	175,492	336,074	540,655	3,044,968	340,740	493,968	32,775	34,923

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(2,252)	(1,641)	(5,705)	(31,560)	(3,555)	(20,656)	(7,578)	(7,502)
Class 2	(27,641)	(14,177)	(25,853)	(112,734)	(19,628)	(106,102)	(106,551)	(73,453)
Class 3	—	—	(605)	(3,387)	(279)	(1,653)	—	—
Total dividends from net investment income and non-U.S. currency gains	(29,893)	(15,818)	(32,163)	(147,681)	(23,462)	(128,411)	(114,129)	(80,955)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 3	—	—	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(21,900)	—	(11,851)	—	—	—
Class 2	—	—	(127,584)	—	(72,811)	—	—	—
Class 3	—	—	(2,908)	—	(1,004)	—	—	—
Total distributions from net realized gain on investments	—	—	(152,392)	—	(85,666)	—	—	—
Total dividends and distributions paid to shareholders	(29,893)	(15,818)	(184,555)	(147,681)	(109,128)	(128,411)	(114,129)	(80,955)

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—	—	—
Proceeds from shares sold	9,129	4,184	9,292	5,159	25,104	6,110	12,562	10,970
Proceeds from reinvestment of dividends and distributions	2,252	1,641	27,605	31,560	15,406	20,656	7,578	7,502
Cost of shares repurchased	(13,591)	(26,337)	(323,657)	(588,755)	(50,269)	(104,648)	(9,822)	(26,416)
Net increase (decrease) from Class 1 transactions	(2,210)	(20,512)	(286,760)	(552,036)	(9,759)	(77,882)	10,318	(7,944)
Class 2:
Proceeds from shares sold	373,544	541,733	1,846,045	4,085,834	391,458	970,962	416,369	561,561
Proceeds from reinvestment of dividends and distributions	27,641	14,177	153,437	112,734	92,439	106,102	106,551	73,453
Cost of shares repurchased	(21,874)	(30,170)	(235,018)	(220,641)	(279,357)	(56,161)	(22,339)	(40,314)
Net increase from Class 2 transactions	379,311	525,740	1,764,464	3,977,927	204,540	1,020,903	500,581	594,700
Class 3:
Proceeds from shares sold	—	—	5,657	16,188	1,925	2,351	—	—
Proceeds from reinvestment of dividends and distributions	—	—	3,513	3,387	1,283	1,653	—	—
Cost of shares repurchased	—	—	(55,454)	(106,454)	(6,411)	(14,040)	—	—
Net increase (decrease) from Class 3 transactions	—	—	(46,284)	(86,879)	(3,203)	(10,036)	—	—
Net increase in net assets resulting from capital share transactions	377,101	505,228	1,431,420	3,339,012	191,578	932,985	510,899	586,756

Total increase (decrease) in net assets	522,700	825,484	1,787,520	6,236,299	423,190	1,298,542	429,545	540,724

Net assets:
Beginning of period	2,823,478	1,997,994	22,550,863	16,314,564	6,075,178	4,776,636	2,494,469	1,953,745
End of period	$3,346,178	$2,823,478	$24,338,383	$22,550,863	$6,498,368	$6,075,178	$2,924,014	$2,494,469

Undistributed (distributions in excess of) net investment income	$33,224	$28,842	$103,564	$27,278	$77,407	$22,702	$69,335	$113,002

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—	—	—
Shares sold	438	233	153	94	1,454	385	1,109	962
Shares issued on reinvestment of dividends and distributions	114	95	477	549	920	1,258	691	670
Shares repurchased	(658)	(1,486)	(5,299)	(11,005)	(2,902)	(6,585)	(864)	(2,323)
Net increase (decrease) in shares outstanding	(106)	(1,158)	(4,669)	(10,362)	(528)	(4,942)	936	(691)
Class 2:
Shares sold	18,130	30,710	30,379	77,199	22,735	61,664	36,917	49,855
Shares issued on reinvestment of dividends and distributions	1,402	824	2,668	1,976	5,559	6,492	9,793	6,611
Shares repurchased	(1,077)	(1,695)	(3,920)	(4,104)	(15,780)	(3,564)	(1,984)	(3,572)
Net increase in shares outstanding	18,455	29,839	29,127	75,071	12,514	64,592	44,726	52,894
Class 3:
Shares sold	—	—	91	320	111	148	—	—
Shares issued on reinvestment of dividends and distributions	—	—	61	60	76	101	—	—
Shares repurchased	—	—	(912)	(2,009)	(370)	(887)	—	—
Net increase (decrease) in shares outstanding	—	—	(760)	(1,629)	(183)	(638)	—	—

(1)	Unaudited.

See Notes to Financial Statements

Financial Highlights (1)

Period ended	Net asset value, beginning of period	Income (loss) from investment operations (2)			Dividends and distributions			Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1
6/30/06 (5)	$19.63	$.24	$.99	$1.23	$(.22)	$—	$(.22)	$20.64	6.31%		$215.60	%(6)	.54	%(6)	2.37	%(6)
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37		206.62		.57		1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80		202.65		.64		1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63		188.70		.70		.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)		152.71		.71		.73
12/31/01	17.25	.18	(2.50)	(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)		215.70		.70		1.24
Class 2
6/30/06 (5)	19.52	.22	.97	1.19	(.18)	$—	(.18)	20.53	6.16		3,131.85	(6)	.79	(6)	2.17	(6)
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07		2,617.87		.82		1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49		1,796.90		.89		.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27		1,082.95		.95		.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)		592.96		.96		.48
12/31/01	17.21	.13	(2.49)	(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)		600.95		.95		.88
Growth Fund
Class 1
6/30/06 (5)	$59.36	$.34	$1.16	$1.50	$(.10)	$(.38)	$(.48)	$60.38	2.56%		$3,490.34	%(6)	.31	%(6)	1.12	%(6)
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50		3,709.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75		3,744.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15		3,877.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)		3,195.40		.40		.30
12/31/01	73.51	.18	(11.99)	(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)		5,207.38		.38		.34
Class 2
6/30/06 (5)	58.98	.27	1.15	1.42	(.08)	(.38)	(.46)	59.94	2.44		20,386.59	(6)	.56	(6)	.88	(6)
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19		18,343.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50		12,055.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80		7,107.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)		3,009.65		.65		.07
12/31/01	73.28	.04	(11.94)	(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)		2,937.63		.63		.07
Class 3
6/30/06 (5)	59.34	.28	1.17	1.45	(.08)	(.38)	(.46)	60.33	2.48		462.52	(6)	.49	(6)	.94	(6)
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28		499.53		.50		.69
12/31/04 (7)	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85		516.54	(6)	.53	(6)	.54	(6)
Asset Allocation Fund
Class 1
6/30/06 (5)	$16.56	$.23	$.69	$.92	$(.07)	$(.23)	$(.30)	$17.18	5.60%		$903.34	%(6)	.31	%(6)	2.66	%(6)
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45		879.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50		899.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14		911.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)		797.45		.45		3.31
12/31/01	15.71	.49	(.37)	.12	(.59)	(.94)	(1.53)	14.30	.77		1,012.45		.45		3.30
Class 2
6/30/06 (5)	16.47	.21	.68	.89	(.06)	(.23)	(.29)	17.07	5.46		5,519.59	(6)	.56	(6)	2.41	(6)
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14		5,120.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34		3,797.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74		2,314.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)		1,056.70		.70		3.11
12/31/01	15.67	.45	(.36)	.09	(.57)	(.94)	(1.51)	14.25	.52		730.70		.70		3.03

Financial Highlights (1)

Period ended	Net asset value, beginning of period	Income (loss) from investment operations (2)			Dividends and distributions			Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund (Continued)
Class 3
6/30/06 (5)	16.56	.21	.68	.89	(.06)	(.23)	(.29)	17.16	5.44		76.52	(6)	.49	(6)	2.48	(6)
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26		76.53		.50		2.39
12/31/04 (7)	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38		81.55	(6)	.55	(6)	2.50	(6)
Bond Fund
Class 1
6/30/06 (5)	$11.31	$.31	$(.15)	$.16	$(.47)	$—	$(.47)	$11.00	1.41%		$188.43	%(6)	.39	%(6)	5.48	%(6)
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77		182.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04		195.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07		213.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26		218.49		.49		6.60
12/31/01	10.18	.77	.08	.85	(.59)	—	(.59)	10.44	8.48		194.49		.49		7.38
Class 2
6/30/06 (5)	11.22	.29	(.15)	.14	(.45)	—	(.45)	10.91	1.23		2,736.68	(6)	.64	(6)	5.23	(6)
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59		2,312.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72		1,759.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80		1,280.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05		697.74		.74		6.34
12/31/01	10.16	.73	.08	.81	(.57)	—	(.57)	10.40	8.15		349.74		.74		7.06

Portfolio turnover rate for all classes of shares

	Six months ended June 30, 2006 (5)	Year Ended December 31 2005	2004	2003	2002	2001
Global Growth Fund	17	26	24	27	30	38
Growth Fund	23	29	30	34	34	31
Asset Allocation Fund	21	23	20	20	25	32
Bond Fund	29	46	34	20	29	59

(1)	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)	Based on average shares outstanding.
(3)	The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4)	Commenced operations July 5, 2001.
(5)	Unaudited.
(6)	Annualized.
(7)	From January 16, 2004, when Class 3 shares were first issued.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 14 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the U.S.

New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund	Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund	High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund	A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income – Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation – Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts – The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of December 31, 2005, the funds’ most recent fiscal year end. Tax-basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2006.

Additional tax basis disclosures are as follows:

(dollars in thousands)

	Growth Fund	Global Growth Fund	Asset Allocation Fund	Bond Fund
As of December 31, 2005:
Undistributed ordinary income	$29,555	$31,502	$22,899	$113,791
Undistributed long-term capital gains	—	151,590	85,106	—
Capital loss carry forwards	(66,686)	—	—	(3,617)

As of June 30, 2006:
Gross unrealized appreciation on investment securities	632,332	5,224,347	1,067,049	30,547
Gross unrealized depreciation on investment securities	(56,728)	(569,283)	(156,712)	(66,148)
Net unrealized appreciation (depreciation) on investment securities	575,604	4,655,064	910,337	(35,601)
Cost of portfolio securities	2,759,115	19,581,226	5,670,140	2,955,336

Capital loss carry forwards expire in:
2006	$—	—	—	$—
2007	—	—	—	—
2008	—	—	—	—
2009	—	—	—	—
2010	10,546	—	—	—
2011	56,140	—	—	3,029
2012	—	—	—	—
2013	—	—	—	588
	$66,686	—	—	$3,617

*	For the period May 1, 2006, commencement of operations, through June 30, 2006.
†	Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company SM (“AFS”), the series’ transfer agent, and American Funds Distributors, Inc. SM (“AFD”), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Growth-Income Fund and Global Small Capitalization Fund, effective April 1, 2006, and July 1, 2006, respectively, that provided for reduced annual rates as reflected in the chart below. During the six months ended June 30, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund. Additionally, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the six months ended June 30, 2006, total aggregate investment advisory services fees waived by CRMC were $13,732,000. As a result, the aggregate fees shown on the accompanying financial statements of $137,318,000 were reduced to $123,586,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2006, before waiver	For the six months ended June 30, 2006, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth	.690	.480	.6	3.0	.56	.50
Growth	.500	.285	.6	27.0	.33	.29
Asset Allocation	.500	.250	.6	8.0	.33	.29
Bond	.480	.360	.6	3.0	.42	.38

*	Results based on activity during the period May 1, 2006, commencement of operations, through June 30, 2006.

Transfer agent services – The aggregate fee of $25,000 was incurred during the six months ended June 30, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown on the accompanying financial statements, includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $177,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2006, distribution expenses under the plans for the series aggregated $77,715,000 for Class 2 and $1,101,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

As of June 30, 2006, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

(dollars in thousands)

		Contract amount		U.S. valuation
Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	Unrealized (depreciation) appreciation
Asset Allocation	Euro, expiring 7/19-9/29/2006	€6,710	$8,520	$8,599	$(79)
Bond	Euro, expiring 9/14/2006	€5,585	7,078	7,173	(95)
	Pound, expiring 7/13-8/23/2006	£5,780	12,125	11,905	220

The following table presents additional information for the six months ended June 30, 2006:

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Purchases of investment securities (1)	$615,964	$5,156,655	$1,231,288	$886,794
Sales of investment securities (1)	451,141	5,061,567	1,240,593	608,522
Non-U.S taxes paid on dividend income	3,333	5,318	1,139	—
Non-U.S taxes paid on interest income -	—	—	(3)	61
Non-U.S taxes paid on realized gains	132	—	—	—
Non-U.S taxes provided on unrealized gains as of June 30, 2006	545	17	—	—
Dividends from affiliated issuers	—	—	—	—
Realized gain on affiliated issuers	—	—	16,897	—

(1)	Excludes short-term securities, except for Cash Management Fund.
(2)	For the period May 1, 2006, commencement of operations, through June 30, 2006.

Expense example	unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,025.73	$2.86	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 — actual return	1,000.00	1,024.95	4.12	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,063.06	$2.76	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,061.57	4.04	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,094.50	$3.64	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,093.52	4.93	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95

Growth Fund
Class 1 — actual return	$1,000.00	$1,025.61	$1.56	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,024.37	2.81	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,024.77	2.46	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
International Fund
Class 1 — actual return	$1,000.00	$1,060.13	$2.55	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 — actual return	1,000.00	1,058.33	3.83	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 3 — actual return	1,000.00	1,058.74	3.47	.68
Class 3 — assumed 5% return	1,000.00	1,021.42	3.41	.68
New World Fund
Class 1 — actual return	$1,000.00	$1,089.69	$4.20	.81%
Class 1 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 2 — actual return	1,000.00	1,089.24	5.49	1.06
Class 2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,046.45	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	1,045.57	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Global Growth and Income Fund†
Class 1 — actual return	$1,000.00	$961.00	$1.05	.65%
Class 1 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 2 — actual return	1,000.00	960.00	1.45	.90
Class 2 — assumed 5% return	1,000.00	1,020.33	4.51	.90
Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,040.86	$1.32	.26%
Class 1 — assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 2 — actual return	1,000.00	1,039.62	2.58	.51
Class 2 — assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 3 — actual return	1,000.00	1,039.98	2.23	.44
Class 3 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,055.97	$1.58	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,054.62	2.85	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,054.43	2.50	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Bond Fund
Class 1 — actual return	$1,000.00	$1,014.08	$1.95	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	1,012.33	3.19	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,033.23	$2.27	.45%
Class 1 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 — actual return	1,000.00	1032.38	3.53	.70
Class 2 — assumed 5% return	1,000.00	1021.32	3.51	.70
Class 3 — actual return	1,000.00	1,032.67	3.18	.63
Class 3 — assumed 5% return	1,000.00	1,021.67	3.16	.63
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$993.10	$2.12	.43%
Class 1 — assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 2 — actual return	1,000.00	992.63	3.31	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 3 — actual return	1,000.00	992.50	3.01	.61
Class 3 — assumed 5% return	1,000.00	1,021.77	3.06	.61
Cash Management Fund
Class 1 — actual return	$1,000.00	$1,021.95	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,021.44	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,021.19	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
†	The annualized expense ratio and the information in the first line of each share class are based on operations for the period May 1, 2006 (when the fund commenced operations), through June 30, 2006, and, accordingly, are not representative of a full period.

Board of trustees

“Non-interested” trustees

Name and age	Year first elected a trustee of the series[1]	Principal occupation(s) during past five years	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
Lee A. Ault III, 70 Chairman of the Board	1999	Chairman of the Board, In-Q-Tel, Inc. (an independent technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc.	1	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 73	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 72	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc;	1	Anworth Mortgage Asset Corporation; Natural Alternatives, Inc.

Martin Fenton, 71	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	16	None

Leonard R. Fuller, 60	1999	President and CEO, Fuller Consulting (financial management consulting firm)	14	None

Mary Myers Kauppila, 52	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	5	None

Kirk P. Pendleton, 66	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Interested” trustees

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
James K. Dunton, 68 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 46 President	1998	Senior Vice President, Capital Research and Management Company	3	None

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Other officers

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Burro, 45 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51 Senior Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Abner D. Goldstine, 76 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smut, 49 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 54 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 43 Vice President	1997	Senior Vice President, Capital Research and Management Company; Chairman of the Board, Capital Research Company,[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 44 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 46 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 40 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 42 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 38 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 38 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.
[2]	Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	Company affiliated with Capital Research and Management Company.

American Funds GVIT Global Growth Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

2	Statement of Assets and Liabilities

2	Statement of Operations

3	Statements of Changes in Net Assets

4	Financial Highlights

5	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AGGL (8/06)

Shareholder

Expense Example	American Funds GVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, May 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period		Annualized Expense Ratio
American Funds GVIT Global Growth Fund
Class II	Actual	$1,000.00	$958.80	$5.83	(a)	1.20%	(a)
	Hypothetical[1]	$1,000.00	$1,018.85	$6.02	(b)	1.20%	(b)
Class VII	Actual	$1,000.00	$958.00	$9.13	(a)	1.88%	(a)
	Hypothetical[1]	$1,000.00	$1,015.48	$9.44	(b)	1.88%	(b)

(a)	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

(b)	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

1	Represents the hypothetical 5% return before expenses.

1

GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT GLOBAL GROWTH FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in Portfolio (cost $4,325,209)	$4,298,104
Receivable for capital shares issued	330,012

Total Assets	4,628,116

Liabilities:
Payable for capital shares redeemed	18
Accrued expenses and other payables:
Fund administration and transfer agent fees	939
Master feeder service provider fee	250
Distribution fees	624
Administrative servicing fees	608
Trustee fees	64
Other	2,049

Total Liabilities	4,552

Net Assets	$4,623,564

Represented by:
Capital	$4,651,366
Accumulated net investment income (loss)	(697)
Net unrealized appreciation (depreciation) on investments	(27,105)

Net Assets	$4,623,564

Net Assets:
Class II Shares	$4,622,605
Class VII Shares	959

Total	$4,623,564

Shares outstanding (unlimited number of shares authorized):
Class II Shares	223,868
Class VII Shares	46

Total	223,914

Net asset value and offering price per share:*
Class II Shares	$20.65
Class VII Shares	$20.65 (a)

Statement of Operations

For the period ended June 30, 2006 (Unaudited)(b)

Investment Income:
Dividend income	$35,679

Total Income	35,679

Expenses:
Fund administration and transfer agent fees	995
Master feeder service provider fee	837
Distribution fees Class II Shares	836
Distribution fees Class VII Shares	1
Administrative servicing fees Class II Shares	836
Administrative servicing fees Class VII Shares	1
Professional fees	2,162
Printing fees	469
Trustee fees	74
Other	660

Total expenses before waived expenses	6,871
Expenses waived	(502)

Total Expenses	6,369

Net Investment Income (Loss)	29,310

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net change in unrealized appreciation/depreciation on investments	(27,105)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,205

*	Not subject to a front-end sales charge.

(a)	Due to rounding, Net Assets divided by shares outstanding does not equal the NAV.

(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT GLOBAL GROWTH FUND

Statement of Changes in Net Assets

Period Ended June 30, 2006(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$29,310
Net change in unrealized appreciation/depreciation on investments	(27,105)

Change in net assets resulting from operations	2,205

Distributions to Class II shareholders from:
Net investment income	(30,000)
Distributions to Class VII shareholders from:
Net investment income	(7)

Change in net assets from shareholder distributions	(30,007)

Change in net assets from capital transactions	4,651,366

Change in net assets	4,623,564
Net Assets:
Beginning of period	—

End of period	$4,623,564

Accumulated net investment income (loss)	$(697)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$4,693,980
Dividends reinvested	30,000
Cost of shares redeemed	(73,621)

4,650,359

Class VII Shares
Proceeds from shares issued	1,000
Dividends reinvested	7

1,007

Change in net assets from capital transactions	$4,651,366

SHARE TRANSACTIONS:
Class II Shares
Issued	225,962
Reinvested	1,494
Redeemed	(3,588)

223,868

Class VII Shares
Issued	46
Reinvested	— (b)

46

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(b)	Amount is less than 1 share.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

American Funds GVIT Global Growth Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets		Portfolio Turnover(a)
Class II Shares
Period Ended June 30, 2006 (Unaudited)(b)	$21.69	0.16	(1.04)	(0.88)	(0.16)	(0.16)	$20.65	(4.03%	)(c)	$4,623	1.10%	(d)	5.53%	(d)	1.20%	(d)	5.44%	(d)	17.00%

Class VII Shares
Period Ended June 30, 2006 (Unaudited)(b)	$21.69	0.16	(1.05)	(0.89)	(0.15)	(0.15)	$20.65	(4.11%	)(c)	$1	1.88%	(d)	4.60%	(d)	1.88%	(d)	4.60%	(d)	17.00%

(a)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(c)	Not annualized.

(d)	Annualized.

See notes to financial statements.

4

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds GVIT Global Growth Fund (the “Fund”).

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the NAV of the Master Fund, subtracting the Fund’s liabilities attributable to the Fund, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Each Fund may reject any order to buy Fund shares and may suspend the sale of Fund shares at any time.

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

5

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$4,325,209	$—	$(27,105)	$(27,105)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Gartmore SA Capital Trust (“GSA”) provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with GSA on behalf of the Fund, the Fund pays GSA a fee of 0.25% based on the Fund’s average daily net assets. GSA has entered into a contractual agreement with the Trust under which GSA will waive 0.15% of the fees GSA receives for the providing the Fund with non-investment master-feeder operational support services until May 1, 2007.

6

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, GSA provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2006, Nationwide Financial Services received $873 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the period ended June 30, 2006, (excluding short-term securities) the Master Fund had purchases of $615,964 and sales of $451,141.

5. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging markets instruments that are subject to certain additional credit and market risks. The yields of emerging markets debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

7

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

8

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association - College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

9

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

10

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

11

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

12

Financial Statements for

the American Funds Master Fund

AMERICAN FUNDS INSURANCE SERIES

GLOBAL GROWTH FUND

INVESTMENT MIX BY REGION/COUNTRY

Where the fund’s assets were invested

based on total net assets as of

June 30, 2006

Percent of net assets
Europe	30.6%
The Americas	28.9
Asia/Pacific Basin	22.7
Other countries	0.4
Short-term securities & other assets less liabilities	17.4
100.0%
Europe
United Kingdom	6.1%
Germany	4.4
France	4.0
Netherlands	4.0
Switzerland	2.5
Austria	2.0
Spain	1.9
Denmark	1.2
Finland	1.4
Italy	1.2
Other	1.9
30.6
The Americas
U.S.	24.2
Canada	2.7
Mexico	1.4
Brazil	0.6
28.9
Asia/Pacific Basin
Japan	9.7
Taiwan	3.0
Australia	2.6
India	2.3
South Korea	2.0
Hong Kong	1.4
Other	1.7
22.7
Other countries	0.4

Short-term securities & other assets less liabilities	17.4
Total	100.0%

AMERICAN FUNDS INSURANCE SERIES

GLOBAL GROWTH FUND

LARGEST INDIVIDUAL EQUITY SECURITIES

As of June 30, 2006

Percent of net assets
Sociéte Générale	1.8%
Koninklijke KPN	1.6
Reliance Industries	1.6
AstraZeneca	1.4
Telekom Austria	1.4
Macquarie Bank	1.3
IBM	1.3
Telefónica	1.3
Tyco	1.2
Novo Nordisk	1.2

American Funds Insurance Series Global Growth Fund

Investment portfolio, June 30, 2006

unaudited

Common stocks	Shares	Market value
		(000)
International Business Machines Corp.	550,000	$42,251
Murata Manufacturing Co., Ltd.	530,000	34,419
Cisco Systems, Inc. (1)	1,646,500	32,156
Samsung Electronics Co., Ltd.	48,440	30,795
Taiwan Semiconductor Manufacturing Co. Ltd.	11,731,127	21,189
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	6,517
Rohm Co., Ltd.	271,800	24,303
Microsoft Corp.	1,037,000	24,162
Nokia Corp.	1,075,000	21,920
Motorola, Inc.	1,050,000	21,157
ASML Holding NV (New York registered) (1)	771,800	15,606
ASML Holding NV (1)	125,000	2,530
Powerchip Semiconductor Corp. (1)	27,350,000	17,975
Molex Inc.	520,000	17,456
AU Optronics Corp.	11,935,500	16,870
Hon Hai Precision Industry Co., Ltd.	2,682,425	16,592
Oracle Corp. (1)	1,100,000	15,939
Chartered Semiconductor Manufacturing Ltd (1)	18,250,000	15,567
Chi Mei Optoelectronics Corp.	13,443,318	14,947
Applied Materials, Inc.	700,000	11,396
Google Inc., Class A (1)	25,000	10,483
Xilinx, Inc.	440,000	9,966
Altera Corp. (1)	550,000	9,652
Yahoo! Inc. (1)	275,000	9,075
Citizen Watch Co., Ltd.	1,000,000	9,064
eBay Inc. (1)	300,000	8,787
Nintendo Co., Ltd.	50,000	8,391
Texas Instruments Inc.	250,000	7,572
Tokyo Electron Ltd.	96,100	6,720
Venture Corp. Ltd.	680,000	4,554
Mediatek Incorporation	489,018	4,537
KLA-Tencor Corp.	37,921	1,576
Société Générale	419,400	61,620
Macquarie Bank Ltd.	856,791	43,907
HSBC Holdings PLC (United Kingdom)	1,967,769	34,582
Mizuho Financial Group, Inc.	3,750	31,761
Allianz AG	192,000	30,299
Mitsubishi UFJ Financial Group, Inc.	2,023	28,291
Commerzbank U.S. Finance, Inc.	677,500	24,617
Kookmin Bank	275,060	22,620
Erste Bank der oesterreichischen Sparkassen AG	352,480	19,814
Sun Hung Kai Properties Ltd.	1,750,000	17,846
Hypo Real Estate Holding AG	285,000	17,292
Shanghai Forte Land Co., Ltd., Class H	34,776,000	14,105
Hana Financial Holdings	296,200	13,928
American International Group, Inc.	225,000	13,286
Westpac Banking Corp.	690,449	11,938
Willis Group Holdings Ltd.	350,000	11,235
ING Groep NV	272,172	10,686

Lloyds TSB Group PLC	1,000,000	9,817
UniCredito Italiano SpA	1,125,000	8,801
Banco Santander Central Hispano, SA	503,914	7,352
Citigroup Inc.	150,000	7,236
Marsh & McLennan Companies, Inc.	250,000	6,722
Bank of Nova Scotia	140,000	5,547
Westfield Group	412,507	5,309
Mitsui Sumitomo Insurance Co., Ltd.	350,000	4,396
Royal Bank of Canada	100,000	4,061
News Corp. Inc., Class A	1,291,757	24,776
News Corp. Inc., Class B	427,507	8,627
Toyota Motor Corp.	435,000	22,775
Kohl’s Corp. (1)	350,000	20,692
Carnival Corp., units	470,000	19,618
Target Corp.	370,000	18,082
Esprit Holdings Ltd.	2,100,500	17,148
Starbucks Corp. (1)	440,000	16,614
Michaels Stores, Inc.	390,000	16,084
Mediaset SpA	1,364,500	16,073
Discovery Holding Co., Class A (1)	1,080,500	15,808
Time Warner Inc.	900,000	15,570
GOME Electrical Appliances Holding Ltd.	17,430,000	14,700
H & M Hennes & Mauritz AB, Class B	376,000	14,567
Viacom Inc., Class B (1)	389,500	13,960
Kesa Electricals PLC	2,473,400	13,203
Lowe’s Companies, Inc.	190,000	11,527
Kingfisher PLC	2,349,422	10,349
Limited Brands, Inc.	370,000	9,468
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	8,883
Honda Motor Co., Ltd.	268,800	8,528
Cie. Financière Richemont AG, Class A, units	152,893	6,991
Suzuki Motor Corp.	313,000	6,771
Greek Organization of Football Prognostics SA	169,790	6,139
DSG International PLC	1,691,929	5,969
Swatch Group Ltd, non-registered shares	11,936	2,013
Swatch Group Ltd	35,521	1,238
Univision Communications Inc., Class A (1)	70,000	2,345
IAC/InterActiveCorp (1)	30,000	795
SET Satellite (Singapore) Pte. Ltd. (1) (2) (3)	155,973	606
Expedia, Inc. (1)	30,000	449
SET India Ltd. (1) (2) (3)	6,400	312
AstraZeneca PLC (United Kingdom)	443,960	26,765
AstraZeneca PLC (Sweden)	268,005	16,170
AstraZeneca PLC (ADR)	73,000	4,367
Novo Nordisk A/S, Class B	602,600	38,360
WellPoint, Inc. (1)	436,000	31,728
Roche Holding AG	168,500	27,806
Shionogi & Co., Ltd.	1,163,000	20,737
Rhön-Klinikum AG	427,824	19,038
UCB NV	343,020	18,538
CIGNA Corp.	185,000	18,224
Smith & Nephew PLC	1,630,500	12,543
Chugai Pharmaceutical Co., Ltd.	596,100	12,166
Synthes, Inc.	100,500	12,104
Aetna Inc.	300,000	11,979
Pfizer Inc	500,000	11,735
Sanofi-Aventis	84,000	8,188
Forest Laboratories, Inc. (1)	94,800	3,668

Reliance Industries Ltd.	2,350,298	54,305
Royal Dutch Shell PLC, Class B	574,666	20,071
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,757
Canadian Natural Resources, Ltd.	456,000	25,219
Schlumberger Ltd.	380,000	24,742
Norsk Hydro ASA	875,000	23,183
Technip SA	325,000	17,979
ENI SpA	550,000	16,169
Halliburton Co.	140,000	10,389
Baker Hughes Inc.	125,000	10,231
Imperial Oil Ltd.	257,928	9,425
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	100,000	8,931
Noble Corp.	95,000	7,070
Koninklijke KPN NV	4,875,830	54,756
Telekom Austria AG	2,101,200	46,737
Telefónica, SA	2,534,081	42,153
Vodafone Group PLC (ADR)	500,000	10,650
Vodafone Group PLC	4,550,000	9,685
Qwest Communications International Inc. (1)	2,500,000	20,225
América Móvil SA de CV, Series L (ADR)	585,000	19,457
AT&T Inc.	600,000	16,734
Sprint Nextel Corp., Series 1	601,750	12,029
France Télécom, SA	185,000	3,973
Seven & I Holdings Co., Ltd.	1,032,000	34,006
Koninklijke Ahold NV (1)	3,577,000	31,030
Nestlé SA	83,900	26,307
Avon Products, Inc.	550,800	17,075
PepsiCo, Inc.	197,000	11,828
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	246,000	10,148
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	44,000	1,610
METRO AG	200,000	11,325
Groupe Danone	72,500	9,202
Altria Group, Inc.	125,000	9,179
Coca-Cola Co.	200,000	8,604
Anheuser-Busch Companies, Inc.	175,000	7,978
Procter & Gamble Co.	135,000	7,506
Unilever NV	300,000	6,796
Woolworths Ltd.	450,040	6,735
Wal-Mart de México, SA de CV, Series V (ADR)	200,000	5,490
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	4,904
Unilever PLC	190,043	4,268
Tyco International Ltd.	1,465,000	40,288
General Electric Co.	1,125,455	37,095
Deutsche Post AG	705,000	18,879
Macquarie Infrastructure Group	7,326,774	18,284
3M Co.	160,000	12,923
FANUC LTD	126,600	11,375
Asahi Glass Co., Ltd.	826,000	10,476
Bombardier Inc., Class B (1)	2,500,000	6,967
SMC Corp.	42,000	5,943
Siemens AG	50,000	4,346
MISC Berhad	329,000	690
UPM-Kymmene Corp.	1,090,000	23,465
Ivanhoe Mines Ltd. (1)	2,475,000	16,766
Barrick Gold Corp.	557,174	16,461
Nitto Denko Corp.	196,400	13,991
Akzo Nobel NV	258,000	13,897
Galaxy Entertainment Group Ltd. (1)	13,000,000	12,638

Bayer AG	250,000	11,479
Holcim Ltd.	100,000	7,651
Alcoa Inc.	183,100	5,925
Gold Fields Ltd.	163,100	3,711
L’Air Liquide	8,470	1,648
Weyerhaeuser Co.	25,000	1,556
Veolia Environnement	562,771	29,055
Endesa, SA	405,000	14,069
NTPC Ltd.	4,951,000	11,970
E.ON AG	100,000	11,501
Scottish Power PLC	875,397	9,426
Other common stocks in initial period of acquisition		97,245

Total common stocks (cost: $2,187,460,000)		2,763,569

Short-term securities	Principal amount	Market value
	(000)	(000)
Amsterdam Funding Corp. 5.01%-5.15% due 7/14-8/4/2006 (2)	$36,200	$36,068
American Honda Finance Corp. 5.00% due 7/24/2006	27,800	27,707
BASF AG 5.03%-5.30% due 8/2-8/21/2006 (2)	27,100	26,913
Fannie Mae 5.30% due 9/27/2006	26,200	25,869
Old Line Funding, LLC 5.03%-5.07% due 7/7-7/18/2006 (2)	25,100	25,056
Toyota Credit de Puerto Rico Corp. 5.10% due 8/15/2006	25,200	25,034
Abbey National North America LLC 5.00% due 7/21/2006	25,000	24,930
Alcon Capital Corp. 5.05% due 8/3/2006 (2)	25,000	24,881
International Lease Finance Corp. 5.04%-5.05% due 8/2-8/3/2006	23,700	23,587
Federal Home Loan Bank 4.95%-4.991% due 7/14-7/28/2006	22,200	22,143
Allied Irish Banks N.A. Inc. 5.325% due 8/28/2006 (2)	22,300	22,108
Westpac Banking Corp. 5.155% due 9/7/2006 (2)	22,000	21,785
Variable Funding Capital Corp. 5.02% due 7/7/2006 (2)	20,000	19,980
Freddie Mac 5.02% due 8/22/2006	18,800	18,654
Shell International Finance BV 4.98% due 8/1/2006	18,600	18,517
CAFCO, LLC 5.04% due 7/14/2006 (2)	18,500	18,464
Rabobank USA Financial Corp. 5.08% due 8/2/2006	18,100	18,019
Stadshypotek Delaware Inc. 4.98% due 7/25/2006 (2)	17,400	17,340
Concentrate Manufacturing Co. of Ireland 5.02% due 7/11/2006 (2)	17,000	16,974
Swedish Export Credit Corp. 5.02% due 7/17/2006	17,000	16,960
Three Pillars Funding, LLC 5.28% due 7/3/2006 (2)	15,600	15,593
Toronto-Dominion Holdings USA Inc. 5.06% due 7/24/2006 (2)	15,000	14,950
Export Development Corp. 4.98%-5.00% due 7/13-7/24/2006	13,700	13,661
Danske Corp. 5.05% due 7/18/2006 (2)	13,400	13,366
International Bank for Reconstruction and Development 5.15% due 8/15/2006	12,200	12,120
Total Capital SA 5.13% due 8/14/2006 (2)	12,000	11,923
Spintab AB (Swedmortgage) 5.09%-5.29% due 8/4-8/23/2006	12,000	11,914
ING (U.S.) Funding LLC CP 5.30% due 8/30/2006	10,000	9,910
Barton Capital LLC 5.23%-5.32% due 7/3-8/11/2006 (2)	9,800	9,743
Medtronic Inc. 5.10% due 7/19/2006 (2)	7,000	6,981

Total short-term securities (cost: $571,129,000)		571,150

Total investment securities (cost: $2,758,589,000)		3,334,719
Other assets less liabilities		11,459

Net assets		$3,346,178

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.
(2)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $603,121,000, which represented 9.15% of the net assets of the fund.
(3)	Valued under fair value procedures adopted by authority of the board of trustees.

ADR	= American Depositary Receipts
GDR	= Global Depositary Receipts

See Notes to Financial Statements

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Assets:
Investment securities at market:
Unaffiliated issuers	$3,334,719	$24,093,055	$6,531,116	$2,919,735
Affiliated issuers	—	143,235	49,361	—
Cash denominated in non-U.S. currencies	2,690	4,325	—	—
Cash	236	1,728	2,008	7,411
Receivables for:
Sales of investments	4,219	136,311	38,340	1,388
Sales of fund’s shares	3,034	22,713	4,098	2,121
Open forward currency contracts	—	—	19	392
Dividends and interest	6,391	23,180	24,729	34,881
	3,351,289	24,424,547	6,649,671	2,965,928
Liabilities:
Payables for:
Purchases of investments	2,443	70,125	147,523	40,145
Repurchases of fund’s shares	44	5,358	843	17
Open forward currency contracts	—	—	98	267
Investment advisory services	1,338	5,694	1,536	887
Distribution services	624	4,125	1,123	554
Deferred trustees’ compensation	40	625	166	33
Other fees and expenses	622	237	14	11
	5,111	86,164	151,303	41,914
Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014

Investment securities at cost
Unaffiliated issuers	$2,758,589	$19,440,548	$5,618,447	$2,954,017
Affiliated issuers	—	$133,658	$48,481	—
Cash denominated in non-U.S. currencies at cost	$2,659	$4,338	—	—

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,664,757	$18,351,261	$5,366,389	$2,899,532
Undistributed (distributions in excess of) net investment income	33,224	103,564	77,407	69,335
Undistributed (accumulated) net realized gain (loss)	72,534	1,221,378	141,096	(10,776)
Net unrealized appreciation (depreciation)	575,663	4,662,180	913,476	(34,077)
Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014

Shares of beneficial interest issued and outstanding - unlimited shares authorized:
Class 1:
Net assets (total: $11,157,497)	$214,609	$3,490,659	$903,248	$187,817
Shares outstanding	10,399	57,813	52,575	17,074
Net asset value per share	$20.64	$60.38	$17.18	$11.00
Class 2:
Net assets (total: $65,221,819)	$3,131,569	$20,385,930	$5,519,490	$2,736,197
Shares outstanding	152,508	340,114	323,378	250,811
Net asset value per share	$20.53	$59.94	$17.07	$10.91
Class 3:
Net assets (total: $1,181,927)	—	$461,794	$75,630	—
Shares outstanding	—	7,655	4,406	—
Net asset value per share	—	$60.33	$17.16	—

*	Amount less than one thousand

See Notes to Financial Statements

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Investment income:
Income (net of non-U.S. taxes):
Dividends	$34,509	$118,613	$42,570	$329
Interest	11,885	51,547	52,240	78,520
	46,394	170,160	94,810	78,849
Fees and expenses:
Investment advisory services	8,777	38,583	10,390	5,618
Distribution services - Class 2	3,654	24,498	6,773	3,131
Distribution services - Class 3	—	437	69	—
Transfer agent services	1	8	2	1
Reports to shareholders	47	358	96	41
Registration statement and prospectus	62	479	130	53
Postage, stationery and supplies	8	60	16	7
Trustees’ compensation	13	132	35	11
Auditing and legal	6	21	7	2
Custodian	386	725	89	55
State and local taxes	28	220	60	25
Other	15	48	15	5
Total fees and expenses before waiver	12,997	65,569	17,682	8,949
Less waiver of fees and expenses:
Investment advisory services	878	3,858	1,039	562
Total fees and expenses after waiver	12,119	61,711	16,643	8,387
Net investment income	34,275	108,449	78,167	70,462

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	135,390	1,227,220	145,831	(2,595)
Non-U.S. currency transactions	5,200	261	(466)	(3,677)
	140,590	1,227,481	145,365	(6,272)
Net unrealized appreciation (depreciation) on:
Investments	538	(795,483)	117,305	(31,900)
Non-U.S. currency translations	89	208	(97)	485
	627	(795,275)	117,208	(31,415)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	141,217	432,206	262,573	(37,687)
Net increase (decrease) in net assets resulting from operations	$175,492	$540,655	$340,740	$32,775

See Notes to Financial Statements

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005
Operations:
Net investment income	$34,275	$30,708	$108,449	$128,993	$78,167	$126,432	$70,462	$110,408
Net realized gain (loss) on investments and non-U.S. currency transactions	140,590	83,182	1,227,481	637,504	145,365	133,120	(6,272)	2,178
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	627	222,184	(795,275)	2,278,471	117,208	234,416	(31,415)	(77,663)
Net increase (decrease) in net assets resulting from operations	175,492	336,074	540,655	3,044,968	340,740	493,968	32,775	34,923

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(2,252)	(1,641)	(5,705)	(31,560)	(3,555)	(20,656)	(7,578)	(7,502)
Class 2	(27,641)	(14,177)	(25,853)	(112,734)	(19,628)	(106,102)	(106,551)	(73,453)
Class 3	—	—	(605)	(3,387)	(279)	(1,653)	—	—
Total dividends from net investment income and non-U.S. currency gains	(29,893)	(15,818)	(32,163)	(147,681)	(23,462)	(128,411)	(114,129)	(80,955)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 3	—	—	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(21,900)	—	(11,851)	—	—	—
Class 2	—	—	(127,584)	—	(72,811)	—	—	—
Class 3	—	—	(2,908)	—	(1,004)	—	—	—
Total distributions from net realized gain on investments	—	—	(152,392)	—	(85,666)	—	—	—
Total dividends and distributions paid to shareholders	(29,893)	(15,818)	(184,555)	(147,681)	(109,128)	(128,411)	(114,129)	(80,955)

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—	—	—
Proceeds from shares sold	9,129	4,184	9,292	5,159	25,104	6,110	12,562	10,970
Proceeds from reinvestment of dividends and distributions	2,252	1,641	27,605	31,560	15,406	20,656	7,578	7,502
Cost of shares repurchased	(13,591)	(26,337)	(323,657)	(588,755)	(50,269)	(104,648)	(9,822)	(26,416)
Net increase (decrease) from Class 1 transactions	(2,210)	(20,512)	(286,760)	(552,036)	(9,759)	(77,882)	10,318	(7,944)
Class 2:
Proceeds from shares sold	373,544	541,733	1,846,045	4,085,834	391,458	970,962	416,369	561,561
Proceeds from reinvestment of dividends and distributions	27,641	14,177	153,437	112,734	92,439	106,102	106,551	73,453
Cost of shares repurchased	(21,874)	(30,170)	(235,018)	(220,641)	(279,357)	(56,161)	(22,339)	(40,314)
Net increase from Class 2 transactions	379,311	525,740	1,764,464	3,977,927	204,540	1,020,903	500,581	594,700
Class 3:
Proceeds from shares sold	—	—	5,657	16,188	1,925	2,351	—	—
Proceeds from reinvestment of dividends and distributions	—	—	3,513	3,387	1,283	1,653	—	—
Cost of shares repurchased	—	—	(55,454)	(106,454)	(6,411)	(14,040)	—	—
Net increase (decrease) from Class 3 transactions	—	—	(46,284)	(86,879)	(3,203)	(10,036)	—	—
Net increase in net assets resulting from capital share transactions	377,101	505,228	1,431,420	3,339,012	191,578	932,985	510,899	586,756

Total increase (decrease) in net assets	522,700	825,484	1,787,520	6,236,299	423,190	1,298,542	429,545	540,724

Net assets:
Beginning of period	2,823,478	1,997,994	22,550,863	16,314,564	6,075,178	4,776,636	2,494,469	1,953,745
End of period	$3,346,178	$2,823,478	$24,338,383	$22,550,863	$6,498,368	$6,075,178	$2,924,014	$2,494,469

Undistributed (distributions in excess of) net investment income	$33,224	$28,842	$103,564	$27,278	$77,407	$22,702	$69,335	$113,002

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005	Six months ended June 30, 2006 (1)	Year ended December 31, 2005
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—	—	—
Shares sold	438	233	153	94	1,454	385	1,109	962
Shares issued on reinvestment of dividends and distributions	114	95	477	549	920	1,258	691	670
Shares repurchased	(658)	(1,486)	(5,299)	(11,005)	(2,902)	(6,585)	(864)	(2,323)
Net increase (decrease) in shares outstanding	(106)	(1,158)	(4,669)	(10,362)	(528)	(4,942)	936	(691)
Class 2:
Shares sold	18,130	30,710	30,379	77,199	22,735	61,664	36,917	49,855
Shares issued on reinvestment of dividends and distributions	1,402	824	2,668	1,976	5,559	6,492	9,793	6,611
Shares repurchased	(1,077)	(1,695)	(3,920)	(4,104)	(15,780)	(3,564)	(1,984)	(3,572)
Net increase in shares outstanding	18,455	29,839	29,127	75,071	12,514	64,592	44,726	52,894
Class 3:
Shares sold	—	—	91	320	111	148	—	—
Shares issued on reinvestment of dividends and distributions	—	—	61	60	76	101	—	—
Shares repurchased	—	—	(912)	(2,009)	(370)	(887)	—	—
Net increase (decrease) in shares outstanding	—	—	(760)	(1,629)	(183)	(638)	—	—

(1)	Unaudited.

See Notes to Financial Statements

Financial Highlights (1)

Period ended	Net asset value, beginning of period	Income (loss) from investment operations (2)			Dividends and distributions			Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1
6/30/06 (5)	$19.63	$.24	$.99	$1.23	$(.22)	$—	$(.22)	$20.64	6.31%		$215.60	%(6)	.54	%(6)	2.37	%(6)
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37		206.62		.57		1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80		202.65		.64		1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63		188.70		.70		.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)		152.71		.71		.73
12/31/01	17.25	.18	(2.50)	(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)		215.70		.70		1.24
Class 2
6/30/06 (5)	19.52	.22	.97	1.19	(.18)	$—	(.18)	20.53	6.16		3,131.85	(6)	.79	(6)	2.17	(6)
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07		2,617.87		.82		1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49		1,796.90		.89		.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27		1,082.95		.95		.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)		592.96		.96		.48
12/31/01	17.21	.13	(2.49)	(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)		600.95		.95		.88
Growth Fund
Class 1
6/30/06 (5)	$59.36	$.34	$1.16	$1.50	$(.10)	$(.38)	$(.48)	$60.38	2.56%		$3,490.34	%(6)	.31	%(6)	1.12	%(6)
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50		3,709.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75		3,744.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15		3,877.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)		3,195.40		.40		.30
12/31/01	73.51	.18	(11.99)	(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)		5,207.38		.38		.34
Class 2
6/30/06 (5)	58.98	.27	1.15	1.42	(.08)	(.38)	(.46)	59.94	2.44		20,386.59	(6)	.56	(6)	.88	(6)
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19		18,343.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50		12,055.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80		7,107.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)		3,009.65		.65		.07
12/31/01	73.28	.04	(11.94)	(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)		2,937.63		.63		.07
Class 3
6/30/06 (5)	59.34	.28	1.17	1.45	(.08)	(.38)	(.46)	60.33	2.48		462.52	(6)	.49	(6)	.94	(6)
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28		499.53		.50		.69
12/31/04 (7)	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85		516.54	(6)	.53	(6)	.54	(6)
Asset Allocation Fund
Class 1
6/30/06 (5)	$16.56	$.23	$.69	$.92	$(.07)	$(.23)	$(.30)	$17.18	5.60%		$903.34	%(6)	.31	%(6)	2.66	%(6)
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45		879.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50		899.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14		911.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)		797.45		.45		3.31
12/31/01	15.71	.49	(.37)	.12	(.59)	(.94)	(1.53)	14.30	.77		1,012.45		.45		3.30
Class 2
6/30/06 (5)	16.47	.21	.68	.89	(.06)	(.23)	(.29)	17.07	5.46		5,519.59	(6)	.56	(6)	2.41	(6)
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14		5,120.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34		3,797.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74		2,314.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)		1,056.70		.70		3.11
12/31/01	15.67	.45	(.36)	.09	(.57)	(.94)	(1.51)	14.25	.52		730.70		.70		3.03

Financial Highlights (1)

Period ended	Net asset value, beginning of period	Income (loss) from investment operations (2)			Dividends and distributions			Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund (Continued)
Class 3
6/30/06 (5)	16.56	.21	.68	.89	(.06)	(.23)	(.29)	17.16	5.44		76.52	(6)	.49	(6)	2.48	(6)
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26		76.53		.50		2.39
12/31/04 (7)	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38		81.55	(6)	.55	(6)	2.50	(6)
Bond Fund
Class 1
6/30/06 (5)	$11.31	$.31	$(.15)	$.16	$(.47)	$—	$(.47)	$11.00	1.41%		$188.43	%(6)	.39	%(6)	5.48	%(6)
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77		182.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04		195.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07		213.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26		218.49		.49		6.60
12/31/01	10.18	.77	.08	.85	(.59)	—	(.59)	10.44	8.48		194.49		.49		7.38
Class 2
6/30/06 (5)	11.22	.29	(.15)	.14	(.45)	—	(.45)	10.91	1.23		2,736.68	(6)	.64	(6)	5.23	(6)
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59		2,312.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72		1,759.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80		1,280.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05		697.74		.74		6.34
12/31/01	10.16	.73	.08	.81	(.57)	—	(.57)	10.40	8.15		349.74		.74		7.06

Portfolio turnover rate for all classes of shares

	Six months ended June 30, 2006 (5)	Year Ended December 31 2005	2004	2003	2002	2001
Global Growth Fund	17	26	24	27	30	38
Growth Fund	23	29	30	34	34	31
Asset Allocation Fund	21	23	20	20	25	32
Bond Fund	29	46	34	20	29	59

(1)	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)	Based on average shares outstanding.
(3)	The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4)	Commenced operations July 5, 2001.
(5)	Unaudited.
(6)	Annualized.
(7)	From January 16, 2004, when Class 3 shares were first issued.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization – American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 14 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the U.S.

New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund	Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund	High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund	A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income – Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation – Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts – The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of December 31, 2005, the funds’ most recent fiscal year end. Tax-basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2006.

Additional tax basis disclosures are as follows:

(dollars in thousands)

	Growth Fund	Global Growth Fund	Asset Global Allocation Fund	Bond Fund
As of December 31, 2005:
Undistributed ordinary income	$29,555	$31,502	$22,899	$113,791
Undistributed long-term capital gains	—	151,590	85,106	—
Capital loss carryforwards	(66,686)	—	—	(3,617)

As of June 30, 2006:
Gross unrealized appreciation on investment securities	632,332	5,224,347	1,067,049	30,547
Gross unrealized depreciation on investment securities	(56,728)	(569,283)	(156,712)	(66,148)
Net unrealized appreciation (depreciation) on investment securities	575,604	4,655,064	910,337	(35,601)
Cost of portfolio securities	2,759,115	19,581,226	5,670,140	2,955,336

Capital loss carryforwards expire in:
2006	$—	—	—	$—
2007	—	—	—	—
2008	—	—	—	—
2009	—	—	—	—
2010	10,546	—	—	—
2011	56,140	—	—	3,029
2012	—	—	—	—
2013	—	—	—	588
	$66,686	—	—	$3,617

*	For the period May 1, 2006, commencement of operations, through June 30, 2006.
†	Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company SM (“AFS”), the series’ transfer agent, and American Funds Distributors, Inc. SM (“AFD”), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Growth-Income Fund and Global Small Capitalization Fund, effective April 1, 2006, and July 1, 2006, respectively, that provided for reduced annual rates as reflected in the chart below. During the six months ended June 30, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund. Additionally, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the six months ended June 30, 2006, total aggregate investment advisory services fees waived by CRMC were $13,732,000. As a result, the aggregate fees shown on the accompanying financial statements of $137,318,000 were reduced to $123,586,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2006, before waiver	For the six months ended June 30, 2006, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth	.690	.480	.6	3.0	.56	.50
Growth	.500	.285	.6	27.0	.33	.29
Asset Allocation	.500	.250	.6	8.0	.33	.29
Bond	.480	.360	.6	3.0	.42	.38

*	Results based on activity during the period May 1, 2006, commencement of operations, through June 30, 2006.

Transfer agent services – The aggregate fee of $25,000 was incurred during the six months ended June 30, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown on the accompanying financial statements, includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $177,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2006, distribution expenses under the plans for the series aggregated $77,715,000 for Class 2 and $1,101,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

As of June 30, 2006, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

(dollars in thousands)

		Contract amount		U.S. valuation
Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	Unrealized (depreciation) appreciation
Asset Allocation	Euro, expiring 7/19-9/29/2006	€6,710	$8,520	$8,599	$(79)
Bond	Euro, expiring 9/14/2006	€5,585	7,078	7,173	(95)
	Pound, expiring 7/13-8/23/2006	£5,780	12,125	11,905	220

The following table presents additional information for the six months ended June 30, 2006:

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Purchases of investment securities (1)	$615,964	$5,156,655	$1,231,288	$886,794
Sales of investment securities (1)	451,141	5,061,567	1,240,593	608,522
Non-U.S taxes paid on dividend income	3,333	5,318	1,139	—
Non-U.S taxes paid on interest income-	—	—	(3)	61
Non-U.S taxes paid on realized gains	132	—	—	—
Non-U.S taxes provided on unrealized gains as of June 30, 2006	545	17	—	—
Dividends from affiliated issuers	—	—	—	—
Realized gain on affiliated issuers	—	—	16,897	—

(1)	Excludes short-term securities, except for Cash Management Fund.
(2)	For the period May 1, 2006, commencement of operations, through June 30, 2006.

Expense example	unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio
Global Discovery Fund
Class 1 – actual return	$1,000.00	$1,025.73	$2.86	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 – actual return	1,000.00	1,024.95	4.12	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Global Growth Fund
Class 1 – actual return	$1,000.00	$1,063.06	$2.76	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,061.57	4.04	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,094.50	$3.64	.70%
Class 1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 – actual return	1,000.00	1,093.52	4.93	.95
Class 2 – assumed 5% return	1,000.00	1,020.08	4.76	.95

22

Growth Fund
Class 1 – actual return	$1,000.00	$1,025.61	$1.56	.31%
Class 1 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 – actual return	1,000.00	1,024.37	2.81	.56
Class 2 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 – actual return	1,000.00	1,024.77	2.46	.49
Class 3 – assumed 5% return	1,000.00	1,022.36	2.46	.49

International Fund
Class 1 – actual return	$1,000.00	$1,060.13	$2.55	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 – actual return	1,000.00	1,058.33	3.83	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 3 – actual return	1,000.00	1,058.74	3.47	.68
Class 3 – assumed 5% return	1,000.00	1,021.42	3.41	.68

New World Fund
Class 1 – actual return	$1,000.00	$1,089.69	$4.20	.81%
Class 1 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 2 – actual return	1,000.00	1,089.24	5.49	1.06
Class 2 – assumed 5% return	1,000.00	1,019.54	5.31	1.06

Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,046.45	$1.98	.39%
Class 1 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 – actual return	1,000.00	1,045.57	3.25	.64
Class 2 – assumed 5% return	1,000.00	1,021.62	3.21	.64

Global Growth and Income Fund†
Class 1 – actual return	$1,000.00	$961.00	$1.05	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 2 – actual return	1,000.00	960.00	1.45	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,040.86	$1.32	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 2 – actual return	1,000.00	1,039.62	2.58	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 3 – actual return	1,000.00	1,039.98	2.23	.44
Class 3 – assumed 5% return	1,000.00	1,022.61	2.21	.44

Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,055.97	$1.58	.31%
Class 1 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 – actual return	1,000.00	1,054.62	2.85	.56
Class 2 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 – actual return	1,000.00	1,054.43	2.50	.49
Class 3 – assumed 5% return	1,000.00	1,022.36	2.46	.49

Bond Fund
Class 1 – actual return	$1,000.00	$1,014.08	$1.95	.39%
Class 1 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 – actual return	1,000.00	1,012.33	3.19	.64
Class 2 – assumed 5% return	1,000.00	1,021.62	3.21	.64

High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,033.23	$2.27	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 – actual return	1,000.00	1032.38	3.53	.70
Class 2 – assumed 5% return	1,000.00	1021.32	3.51	.70
Class 3 – actual return	1,000.00	1,032.67	3.18	.63
Class 3 – assumed 5% return	1,000.00	1,021.67	3.16	.63

U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$993.10	$2.12	.43%
Class 1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 2 – actual return	1,000.00	992.63	3.31	.67
Class 2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 3 – actual return	1,000.00	992.50	3.01	.61
Class 3 – assumed 5% return	1,000.00	1,021.77	3.06	.61

Cash Management Fund
Class 1 – actual return	$1,000.00	$1,021.95	$1.50	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 – actual return	1,000.00	1,021.44	2.76	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,021.19	2.41	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
†	The annualized expense ratio and the information in the first line of each share class are based on operations for the period May 1, 2006 (when the fund commenced operations), through June 30, 2006, and, accordingly, are not representative of a full period.

Board of trustees

“Non-interested” trustees

Name and age	Year first elected a trustee of the series[1]	Principal occupation(s) during past five years	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
Lee A. Ault III, 70 Chairman of the Board	1999	Chairman of the Board, In-Q-Tel, Inc. (an independent technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc.	1	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 73	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 72	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc;	1	Anworth Mortgage Asset Corporation; Natural Alternatives, Inc.

Martin Fenton, 71	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	16	None

Leonard R. Fuller, 60	1999	President and CEO, Fuller Consulting (financial management consulting firm)	14	None

Mary Myers Kauppila, 52	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	5	None

Kirk P. Pendleton, 66	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Interested” trustees

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
James K. Dunton, 68 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 46 President	1998	Senior Vice President, Capital Research and Management Company	3	None

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Other officers

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Burro, 45 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51 Senior Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.; [5] Director, Capital Bank and Trust Company[5]

Abner D. Goldstine, 76 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smut, 49 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc. [5]

Claudia P. Huntington, 54 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc. [5]

Robert W. Lovelace, 43 Vice President	1997	Senior Vice President, Capital Research and Management Company; Chairman of the Board, Capital Research Company, [5] Director, The Capital Group Companies, Inc. [5]

Susan M. Tolson, 44 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 46 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 40 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 42 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 38 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 38 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.
[2]	Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	Company affiliated with Capital Research and Management Company.

American Funds GVIT Growth Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

2	Statement of Assets and Liabilities

2	Statement of Operations

3	Statements of Changes in Net Assets

4	Financial Highlights

5	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AGGR (8/06)

Shareholder

Expense Example	American Funds GVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

		Beginning Account Value, May 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period		Annualized Expense Ratio
American Funds GVIT Growth Fund
Class II	Actual	$1,000.00	$965.70	$4.19	(a)	0.86%	(a)
	Hypothetical[1]	$1,000.00	$1,020.54	$4.32	(b)	0.86%	(b)
Class VII	Actual	$1,000.00	$965.20	$6.72	(a)	1.38%	(a)
	Hypothetical[1]	$1,000.00	$1,017.96	$6.93	(b)	1.38%	(a)

(a)	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

(b)	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

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GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT GROWTH FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments in Portfolio (cost $7,559,383)	$7,569,255
Receivable for capital shares issued	223,657

Total Assets	7,792,912

Liabilities:
Payable for capital shares redeemed	39
Accrued expenses and other payables:
Fund administration and transfer agent fees	1,060
Master feeder service provider fee	459
Distribution fees	1,147
Administrative servicing fees	1,115
Trustee fees	55
Other	2,048

Total Liabilities	5,923

Net Assets	$7,786,989

Represented by:
Capital	$7,767,023
Accumulated net investment income (loss)	37,080
Accumulated net realized gains (losses) from investments	(26,986)
Net unrealized appreciation (depreciation) on investments	9,872

Net Assets	$7,786,989

Net Assets:
Class II Shares	$7,786,023
Class VII Shares	966

Total	$7,786,989

Shares outstanding (unlimited number of shares authorized):
Class II Shares	128,170
Class VII Shares	16

Total	128,186

Net asset value and offering price per share:*
Class II Shares	$60.75
Class VII Shares	$60.74	(a)

Statement of Operations

For the period ended June 30, 2006 (Unaudited) (b)

Investment Income:
Dividend income	$47,922

Total Income	47,922

Expenses:
Fund administration and transfer agent fees	1,170
Master feeder service provider fee	1,567
Distribution fees Class II Shares	1,567
Distribution fees Class VII Shares	1
Administrative servicing fees Class II Shares	1,567
Administrative servicing fees Class VII Shares	1
Professional fees	2,162
Printing fees	469
Trustee fees	74
Other	660

Total expenses before waived expenses	9,238
Expenses waived	(940)

Total Expenses	8,298

Net Investment Income (Loss)	39,624

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(26,986)
Net change in unrealized appreciation/depreciation on investments	9,872

Net realized/unrealized gains (losses) on investments	(17,114)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,510

*	Not subject to a front-end sales charge.

(a)	Due to rounding, Net Assets divided by shares outstanding does not equal the NAV.

(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT GROWTH FUND

Statement of Changes in Net Assets

Period Ended June 30, 2006(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$39,624
Net realized gains (losses) on investment transactions	(26,986)
Net change in unrealized appreciation/depreciation on investments	9,872

Change in net assets resulting from operations	22,510

Distributions to Class II shareholders from:
Net investment income	(2,544)

Change in net assets from shareholder distributions	(2,544)

Change in net assets from capital transactions	7,767,023

Change in net assets	7,786,989
Net Assets:
Beginning of period	—

End of period	$7,786,989

Accumulated net investment income (loss)	$37,080

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$8,489,912
Dividends reinvested	2,545
Cost of shares redeemed	(726,434)

7,766,023

Class VII Shares
Proceeds from shares issued	1,000

1,000

Change in net assets from capital transactions	$7,767,023

SHARE TRANSACTIONS:
Class II Shares
Issued	140,131
Reinvested	43
Redeemed	(12,004)

128,170

Class VII Shares
Issued	16

16

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

American Funds GVIT Growth Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets		Portfolio Turnover(a)
Class II Shares
Period Ended June 30, 2006 (Unaudited)(b)	$62.91	0.31	(2.45)	(2.14)	(0.02)	(0.02)	$60.75	(3.40%	)(c)	$7,786	0.77%	(d)	4.13%	(d)	0.86%	(d)	4.03%	(d)	23.00%

Class VII Shares
Period Ended June 30, 2006 (Unaudited)(b)	$62.91	0.34	(2.51)	(2.17)	—	—	$60.74	(3.45%	)(c)	$1	1.38%	(d)	3.48%	(d)	1.38%	(d)	3.48%	(d)	23.00%

(a)	Portfolio turnover is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.

(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(c)	Not annualized.

(d)	Annualized.

See notes to financial statements.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds GVIT Growth Fund (the “Fund”).

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series® (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests and the same gross investment returns as the Master Fund.

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

The net asset value (“NAV”) per share of each class of the Fund is calculated by taking the NAV of the Master Fund, subtracting the Fund’s liabilities attributable to the Fund, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Each Fund may reject any order to buy Fund shares and may suspend the sale of Fund shares at any time.

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$7,586,368	$9,872	$(26,985)	$(17,113)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Gartmore SA Capital Trust (“GSA”) provides non-investment master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with GSA on behalf of the Fund, the Fund pays GSA a fee of 0.25% based on the Fund’s average daily net assets. GSA has entered into a contractual agreement with the Trust under which GSA will waive 0.15% of the fees GSA receives for the providing the Fund with non-investment master-feeder operational support services until May 1, 2007.

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GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, GSA provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ Distributor, is compensated by the Fund for expenses associated with the distribution of the shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II shares and Class VII shares of the Fund at an annual rate not to exceed 0.25% of Class II shares and 0.40% of Class VII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of the Fund. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of each class of shares of the Fund.

For the period ended June 30, 2006, Nationwide Financial Services received $1,627 in Administrative Services Fees from the Fund.

4. Investment Transactions

For the period ended June 30, 2006, (excluding short-term securities) the Master Fund had purchases of $5,156,655 and sales of $5,061,567.

5. Portfolio Investment Risks

Credit and Market Risk. The Fund invests in emerging markets instruments that are subject to certain additional credit and market risks. The yields of emerging markets debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Fund.

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Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

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Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

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Management Information (Continued)

June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

10

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

11

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

12

Financial Statements

for the American Funds Master Fund

AMERICAN FUNDS INSURANCE SERIES

Growth Fund

TOP 5 INDUSTRY SECTORS*
Where the fund’s assets were invested based on total net assets as of June 30, 2006

Percent of net assets
Information technology	16.5%
Energy	15.8
Consumer discretionary	14.2
Health care	12.3
Consumer staples	6.8
Other industries	20.4
Short-term securities & other assets less liabilities	14.0

100.0%

AMERICAN FUNDS INSURANCE SERIES

Growth Fund

LARGEST INDIVIDUAL EQUITY SECURITIES
As of June 30, 2006

Percent of net assets
Google	3.8%
Altria Group	2.5
Roche Holding	2.3
Microsoft	2.2
Lowe’s Companies	2.1
Schlumberger	1.9
Target	1.6
Cisco Systems	1.5
Qwest Communications International	1.4
Kohl’s	1.3

American Funds Insurance Series Growth Fund

Investment portfolio, June 30, 2006

unaudited
Common stocks	Shares	Market value
		(000)
3M Co.	395,000	$31,904
Abraxis BioScience, Inc. (1)	667,900	15,923
Allergan, Inc.	160,000	17,162
Allied Waste Industries, Inc. (1)	4,100,000	46,576
Altera Corp. (1)	3,750,000	65,813
Altria Group, Inc.	8,380,000	615,343
American International Group, Inc.	2,600,000	153,530
Amgen Inc. (1)	1,300,000	84,799
Anheuser-Busch Companies, Inc.	525,000	23,935
Apollo Group, Inc., Class A (1)	695,000	35,911
Applied Materials, Inc.	1,605,000	26,129
Arch Coal, Inc.	2,000,000	84,740
AstraZeneca PLC (ADR)	2,715,000	162,411
AstraZeneca PLC (Sweden)	1,200,000	72,402
AU Optronics Corp.	31,944,120	45,150
Automatic Data Processing, Inc.	400,000	18,140
Aveta, Inc. (1) (3) (4)	3,918,000	62,688
Avon Products, Inc.	775,000	24,025
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	175,556
Bank of New York Co., Inc.	1,529,300	49,243
Barrick Gold Corp.	6,300,000	186,480
Best Buy Co., Inc.	4,490,400	246,254
BG Group PLC	3,050,000	40,701
Bharti Airtel Ltd. (1)	7,499,800	60,495
Bill Barrett Corp. (1)	1,933,000	57,236
Biogen Idec Inc. (1)	1,335,000	61,851
Boeing Co.	2,565,000	210,099
Boston Scientific Corp. (1)	2,314,398	38,974
Bunge Ltd.	1,961,000	98,540
Caltex Australia Ltd.	1,484,030	26,012
Cameco Corp.	2,150,000	85,935
Canadian Natural Resources, Ltd.	4,625,700	255,823
Cardinal Health, Inc.	2,150,000	138,310
Carnival Corp., units	6,905,000	288,215
CDW Corp.	765,000	41,807
Ceridian Corp. (1)	1,100,000	26,884
Cisco Systems, Inc. (1)	18,433,000	359,996
Clear Channel Communications, Inc.	1,375,000	42,556
Coca-Cola Co.	2,645,000	113,788
Commerce Bancorp, Inc.	1,100,000	39,237
ConocoPhillips	1,298,520	85,092
Constellation Brands, Inc., Class A (1)	2,624,000	65,600
Core Laboratories NV (1)	1,197,700	73,108
Corning Inc. (1)	6,959,200	168,343
CRH PLC	1,716,565	55,748
DataPath, Inc. (1) (2) (3) (4)	2,819,968	31,020
Dell Inc. (1)	1,270,000	31,001
Denbury Resources Inc. (1)	1,400,000	44,338
Devon Energy Corp.	3,409,072	205,942
Diageo PLC	2,650,000	44,516
Diamond Offshore Drilling, Inc.	1,025,000	86,028
eBay Inc. (1)	4,000,000	117,160
Eli Lilly and Co.	970,000	53,612

Endo Pharmaceuticals Holdings Inc. (1)	2,500,000	82,450
Energy XXI Acquisition Corp. (Bermuda) Ltd. (1) (4)	2,390,758	12,073
ENSCO International Inc.	725,000	33,364
EOG Resources, Inc.	3,265,000	226,395
Exxon Mobil Corp.	550,000	33,742
Fannie Mae	5,530,000	265,993
FMC Technologies, Inc. (1)	850,000	57,341
Forest Laboratories, Inc. (1)	2,710,000	104,850
Freddie Mac	2,297,700	130,992
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	77,823
Garmin Ltd.	1,432,000	150,990
General Dynamics Corp.	1,300,000	85,098
General Electric Co.	5,270,000	173,699
General Mills, Inc.	265,000	13,690
Gentex Corp.	2,700,000	37,800
Getty Images, Inc. (1)	1,000,000	63,510
Gilead Sciences, Inc. (1)	1,120,000	66,259
Google Inc., Class A (1)	2,231,400	935,693
Halliburton Co.	3,480,000	258,251
Harrah’s Entertainment, Inc.	2,644,000	188,200
HDFC Bank Ltd.	1,296,700	22,501
Hess Corp.	2,640,000	139,524
Hon Hai Precision Industry Co., Ltd.	3,919,135	24,242
Hudson City Bancorp. Inc.	3,000,000	39,990
Hynix Semiconductor Inc. (1)	2,000,000	64,840
Illinois Tool Works Inc.	949,200	45,087
International Business Machines Corp.	500,000	38,410
International Game Technology	1,881,000	71,365
Iron Mountain Inc. (1)	1,100,000	41,118
Johnson Controls, Inc.	2,250,000	184,995
KLA-Tencor Corp.	1,705,000	70,877
Kohl’s Corp. (1)	5,540,000	327,525
LG.Philips LCD Co., Ltd. (ADR) (1)	1,400,000	25,368
Liberty Global, Inc., Class A (1)	257,731	5,541
Liberty Media Holding Corp., Liberty Capital, Series A (1)	500,000	41,885
Liberty Media Holding Corp., Liberty Interactive, Series A (1)	2,500,000	43,150
Limited Brands, Inc.	1,087,457	27,828
Linear Technology Corp.	2,895,000	96,954
Lockheed Martin Corp.	1,150,000	82,501
Lowe’s Companies, Inc.	8,263,000	501,316
Magna International Inc., Class A	725,000	52,178
Marsh & McLennan Companies, Inc.	253,600	6,819
Martek Biosciences Corp. (1)	1,000,000	28,950
Maxim Integrated Products, Inc.	4,005,000	128,601
McKesson Corp.	665,000	31,441
Medco Health Solutions, Inc. (1)	1,419,000	81,280
Mediatek Incorporation	2,965,000	27,511
MedImmune, Inc. (1)	1,765,000	47,831
Medtronic, Inc.	3,500,000	164,220
Mellon Financial Corp.	3,520,700	121,218
Michaels Stores, Inc.	4,070,000	167,847
Microchip Technology Inc.	122,475	4,109
Micron Technology, Inc. (1)	1,600,000	24,096
Microsoft Corp.	23,155,000	539,511
Mitsubishi Heavy Industries, Ltd.	16,100,000	69,517
Mitsubishi UFJ Financial Group, Inc.	1,457	20,376
Mitsui Trust Holdings, Inc.	5,443,000	65,415
Monsanto Co.	858,100	72,244
Monster Worldwide Inc. (1)	2,202,300	93,950
MSC Industrial Direct Co., Inc., Class A	1,000,000	47,570
Murphy Oil Corp.	2,698,800	150,755
Newcrest Mining Ltd.	2,740,000	42,898

Newfield Exploration Co. (1)	3,917,200	191,708
Newmont Mining Corp.	1,015,000	53,724
News Corp., Class A	6,500,000	124,670
Nokia Corp. (ADR)	2,000,000	40,520
Norsk Hydro ASA	2,450,000	64,914
Northrop Grumman Corp.	1,150,000	73,669
Novell, Inc. (1)	9,500,000	62,985
Novellus Systems, Inc. (1)	1,990,000	49,153
OPTI Canada Inc. (1)	4,280,000	87,633
Oracle Corp. (1)	14,622,800	211,884
OSI Restaurant Partners, Inc.	600,000	20,760
Peabody Energy Corp.	2,653,000	147,905
PepsiCo, Inc.	1,845,000	110,774
Petro-Canada	2,660,300	126,245
Potash Corp. of Saskatchewan Inc.	1,500,000	128,955
Procter & Gamble Co.	380,000	21,128
Questar Corp.	400,000	32,196
Quicksilver Resources Inc. (1)	1,974,150	72,668
Qwest Communications International Inc. (1)	43,050,000	348,275
Raytheon Co.	246,000	10,964
Reliant Energy, Inc. (1)	9,240,000	110,695
Rio Tinto PLC	1,437,852	75,927
Robert Half International Inc.	800,000	33,600
Roche Holding AG	3,460,000	570,969
Rosetta Resources Inc. (1) (3) (4)	2,980,000	49,528
Royal Caribbean Cruises Ltd.	1,000,000	38,250
Saipem SpA, Class S	4,035,000	91,601
Samsung Electronics Co., Ltd.	235,000	149,401
Sanmina-SCI Corp. (1)	1,430,000	6,578
Sanofi-Aventis	2,023,900	197,292
Schering-Plough Corp.	2,000,000	38,060
Schlumberger Ltd.	7,219,600	470,068
Seagate Technology (1)	5,000,000	113,200
Sepracor Inc. (1)	1,500,000	85,710
Seven & I Holdings Co., Ltd.	3,942,000	129,896
Shangri-La Asia Ltd.	18,000,000	34,649
Shire PLC (ADR)	2,000,000	88,460
Southwest Airlines Co.	7,670,300	125,563
Southwestern Energy Co. (1)	3,081,200	96,010
Sprint Nextel Corp., Series 1	3,850,000	76,961
Starbucks Corp. (1)	6,920,000	261,299
Suncor Energy Inc.	3,002,076	243,018
SUPERVALU INC.	1,300,000	39,910
Taiwan Semiconductor Manufacturing Co. Ltd.	81,019,112	146,337
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,158,433	65,714
Takashimaya Co., Ltd.	339,000	4,255
Talisman Energy Inc.	2,400,000	41,952
Target Corp.	7,890,000	385,584
Telephone and Data Systems, Inc.	320,000	13,248
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	46,291
Texas Instruments Inc.	3,151,000	95,444
Time Warner Inc.	3,750,000	64,875
Toyota Motor Corp.	765,000	40,052
Transocean Inc. (1)	2,731,400	219,386
Triad Hospitals, Inc. (1)	1,480,000	58,578
Tyco International Ltd.	2,396,500	65,904
UAL Corp. (1)	2,000,000	62,040
UnitedHealth Group Inc.	2,115,000	94,710
Vertex Pharmaceuticals Inc. (1)	3,000,000	110,130
Walgreen Co.	6,000,000	269,040
WellPoint, Inc. (1)	3,040,000	221,221
Wells Fargo & Co.	1,400,000	93,912
Wm. Wrigley Jr. Co.	1,916,500	86,932
Xilinx, Inc.	3,200,900	72,500
Yahoo! Inc. (1)	1,750,000	57,750
Zimmer Holdings, Inc. (1)	3,610,000	204,759
Other common stocks in initial period of acquisition		1,139,265

Total common stocks (cost: $16,278,780,000)		20,940,902

Short-term securities	Principal amount	Market value
	(000)	(000)
3M Co. 5.09%-5.18% due 8/28/2006	59,800	$59,288
Anheuser-Busch Companies, Inc. 4.89% due 7/17/2006 (4)	25,000	24,941
AT&T Inc. 5.12% due 7/13/2006 (4)	22,500	22,458
Atlantic Industries 5.22% due 8/14/2006 (4)	8,700	8,643
Bank of America Corp. 5.23%-5.325% due 9/12-9/22/2006	131,800	130,315
BellSouth Corp. 5.12% due 7/13/2006 (4)	20,000	19,963
CAFCO, LLC 5.03%-5.37% due 7/14-9/13/2006 (4)	194,700	193,383
Caterpillar Financial Services Corp. 5.11% due 7/31/2006	50,000	49,780
Chevron Funding Corp. 5.06% due 7/27/2006	25,000	24,905
Ciesco LLC 5.02% due 7/14/2006 (4)	26,000	25,951
Clipper Receivables Co., LLC 5.00%-5.22% due 7/7-8/28/2006 (4)	230,864	229,943
Coca-Cola Co. 4.95%-5.00% due 7/24-8/7/2006	61,400	61,131
Concentrate Manufacturing Co. of Ireland 5.02%-5.17% due 7/11-7/21/2006 (4)	64,400	64,259
Edison Asset Securitization LLC 5.02%-5.25% due 7/24-8/18/2006 (4)	100,450	99,958
Fannie Mae 4.84%-5.23% due 7/12-9/13/2006	371,200	368,477
FCAR Owner Trust I 5.04% due 7/17/2006	50,000	49,882
FCAR Owner Trust II 4.97% due 7/10/2006	27,300	27,262
Federal Home Loan Bank 4.905%-5.29% due 7/5-9/27/2006	509,500	506,061
Freddie Mac 4.91%-5.285% due 7/25-9/26/2006	179,400	178,007
Gannett Co. 5.01% due 7/14/2006 (4)	15,800	15,769
General Dynamics Corp. 5.10% due 8/9/2006 (4)	50,000	49,726
General Electric Capital Services, Inc. 5.18% due 8/9/2006	50,000	49,712
Hershey Co. 5.00%-5.01% due 7/10-8/11/2006 (4)	32,100	32,020
Hewlett-Packard Co. 5.20%-5.21% due 7/28-7/31/2006 (4)	50,000	49,787
HSBC Finance Corp. 5.32% due 9/14/2006	32,300	31,948
IBM Capital Inc. 5.14% due 9/11/2006 (4)	42,400	41,957
International Bank for Reconstruction and Development 5.15% due 8/15-8/24/2006	73,700	73,168
International Lease Finance Corp. 5.08%-5.28% due 8/3-8/31/2006	97,600	96,915
Medtronic Inc. 5.10% due 7/19/2006 (4)	22,000	21,941
Park Avenue Receivables Co., LLC 5.08%-5.25% due 7/11-8/3/2006 (4)	57,200	56,944
Preferred Receivables Funding Corp. 5.19%-5.28% due 7/18-8/4/2006 (4)	75,000	74,742
Ranger Funding Co. LLC 5.03%-5.10% due 7/12-8/28/2006 (4)	99,000	98,464
Three Pillars Funding, LLC 5.06% due 7/3/2006 (4)	54,900	54,877
Triple-A One Funding Corp. 5.08% due 8/22/2006 (4)	17,672	17,535
UnionBanCal Commercial Funding Corp. 5.00%-5.30% due 7/25-8/25/2006	59,500	59,426
Variable Funding Capital Corp. 5.025%-5.23% due 7/12-7/28/2006 (4)	216,700	216,032
Wal-Mart Stores Inc. 4.96%-5.01% due 7/11-8/22/2006 (4)	110,300	109,818

Total short-term securities (cost: $3,295,426,000)		3,295,388

Total investment securities (cost: $19,574,206,000)		24,236,290
Other assets less liabilities		102,093

Net assets		$24,338,383

(1)	Security did not produce income during the last 12 months.
(2)	Valued under fair value procedures adopted by authority of the Board of Trustees.
(3)	Represents an affiliated company as defined under the Investment Company Act of 1940.
(4)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,684,420,000 which represented 6.92% of the net assets of the fund.

ADR	= American Depositary Receipts

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Assets:
Investment securities at market:
Unaffiliated issuers	$3,334,719	$24,093,055	$6,531,116	$2,919,735
Affiliated issuers	—	143,235	49,361	—
Cash denominated in non-U.S. currencies	2,690	4,325	—	—
Cash	236	1,728	2,008	7,411
Receivables for:
Sales of investments	4,219	136,311	38,340	1,388
Sales of fund’s shares	3,034	22,713	4,098	2,121
Open forward currency contracts	—	—	19	392
Dividends and interest	6,391	23,180	24,729	34,881
	3,351,289	24,424,547	6,649,671	2,965,928

Liabilities:
Payables for:
Purchases of investments	2,443	70,125	147,523	40,145
Repurchases of fund’s shares	44	5,358	843	17
Open forward currency contracts	—	—	98	267
Investment advisory services	1,338	5,694	1,536	887
Distribution services	624	4,125	1,123	554
Deferred trustees’ compensation	40	625	166	33
Other fees and expenses	622	237	14	11
	5,111	86,164	151,303	41,914

Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014

Investment securities at cost
Unaffiliated issuers	$2,758,589	$19,440,548	$5,618,447	$2,954,017
Affiliated issuers	—	$133,658	$48,481	—
Cash denominated in non-U.S. currencies at cost	$2,659	$4,338	—	—

Statements of assets and liabilities

at June 30, 2006

unaudited

(dollars and shares in thousands, except per-share amounts)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,664,757	$18,351,261	$5,366,389	$2,899,532
Undistributed (distributions in excess of) net investment income	33,224	103,564	77,407	69,335
Undistributed (accumulated) net realized gain (loss)	72,534	1,221,378	141,096	(10,776)
Net unrealized appreciation (depreciation)	575,663	4,662,180	913,476	(34,077)
Net assets at June 30, 2006	$3,346,178	$24,338,383	$6,498,368	$2,924,014
Shares of beneficial interest issued and outstanding—unlimited shares authorized:
Class 1:
Net assets (total: $11,157,497)	$214,609	$3,490,659	$903,248	$187,817
Shares outstanding	10,399	57,813	52,575	17,074
Net asset value per share	$20.64	$60.38	$17.18	$11.00
Class 2:
Net assets (total: $65,221,819)	$3,131,569	$20,385,930	$5,519,490	$2,736,197
Shares outstanding	152,508	340,114	323,378	250,811
Net asset value per share	$20.53	$59.94	$17.07	$10.91
Class 3:
Net assets (total: $1,181,927)	—	$461,794	$75,630	—
Shares outstanding	—	7,655	4,406	—
Net asset value per share	—	$60.33	$17.16	—

*	Amount less than one thousand

See Notes to Financial Statements

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Investment income:
Income (net of non-U.S. taxes):
Dividends	$34,509	$118,613	$42,570	$329
Interest	11,885	51,547	52,240	78,520
	46,394	170,160	94,810	78,849
Fees and expenses:
Investment advisory services	8,777	38,583	10,390	5,618
Distribution services - Class 2	3,654	24,498	6,773	3,131
Distribution services - Class 3	—	437	69	—
Transfer agent services	1	8	2	1
Reports to shareholders	47	358	96	41
Registration statement and prospectus	62	479	130	53
Postage, stationery and supplies	8	60	16	7
Trustees’ compensation	13	132	35	11
Auditing and legal	6	21	7	2
Custodian	386	725	89	55
State and local taxes	28	220	60	25
Other	15	48	15	5
Total fees and expenses before waiver	12,997	65,569	17,682	8,949
Less waiver of fees and expenses:
Investment advisory services	878	3,858	1,039	562
Total fees and expenses after waiver	12,119	61,711	16,643	8,387
Net investment income	34,275	108,449	78,167	70,462

Statements of operations

for the six months ended June 30, 2006

unaudited

(dollars in thousands)

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	135,390	1,227,220	145,831	(2,595)
Non-U.S. currency transactions	5,200	261	(466)	(3,677)
	140,590	1,227,481	145,365	(6,272)
Net unrealized appreciation (depreciation) on:
Investments	538	(795,483)	117,305	(31,900)
Non-U.S. currency translations	89	208	(97)	485
	627	(795,275)	117,208	(31,415)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	141,217	432,206	262,573	(37,687)
Net increase (decrease) in net assets resulting from operations	$175,492	$540,655	$340,740	$32,775

See Notes to Financial Statements

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Operations:
Net investment income	$34,275	$30,708	$108,449	$128,993	$78,167	$126,432	$70,462	$110,408
Net realized gain (loss) on investments and non-U.S. currency transactions	140,590	83,182	1,227,481	637,504	145,365	133,120	(6,272)	2,178
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	627	222,184	(795,275)	2,278,471	117,208	234,416	(31,415)	(77,663)
Net increase (decrease) in net assets resulting from operations	175,492	336,074	540,655	3,044,968	340,740	493,968	32,775	34,923

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(2,252)	(1,641)	(5,705)	(31,560)	(3,555)	(20,656)	(7,578)	(7,502)
Class 2	(27,641)	(14,177)	(25,853)	(112,734)	(19,628)	(106,102)	(106,551)	(73,453)
Class 3	—	—	(605)	(3,387)	(279)	(1,653)	—	—
Total dividends from net investment income and non-U.S. currency gains	(29,893)	(15,818)	(32,163)	(147,681)	(23,462)	(128,411)	(114,129)	(80,955)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—	—	—
Class 2	—	—	—	—	—	—	—	—
Class 3	—	—	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	(21,900)	—	(11,851)	—	—	—
Class 2	—	—	(127,584)	—	(72,811)	—	—	—
Class 3	—	—	(2,908)	—	(1,004)	—	—	—
Total distributions from net realized gain on investments	—	—	(152,392)	—	(85,666)	—	—	—
Total dividends and distributions paid to shareholders	(29,893)	(15,818)	(184,555)	(147,681)	(109,128)	(128,411)	(114,129)	(80,955)

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—	—	—
Proceeds from shares sold	9,129	4,184	9,292	5,159	25,104	6,110	12,562	10,970
Proceeds from reinvestment of dividends and distributions	2,252	1,641	27,605	31,560	15,406	20,656	7,578	7,502
Cost of shares repurchased	(13,591)	(26,337)	(323,657)	(588,755)	(50,269)	(104,648)	(9,822)	(26,416)
Net increase (decrease) from Class 1 transactions	(2,210)	(20,512)	(286,760)	(552,036)	(9,759)	(77,882)	10,318	(7,944)
Class 2:
Proceeds from shares sold	373,544	541,733	1,846,045	4,085,834	391,458	970,962	416,369	561,561
Proceeds from reinvestment of dividends and distributions	27,641	14,177	153,437	112,734	92,439	106,102	106,551	73,453
Cost of shares repurchased	(21,874)	(30,170)	(235,018)	(220,641)	(279,357)	(56,161)	(22,339)	(40,314)
Net increase from Class 2 transactions	379,311	525,740	1,764,464	3,977,927	204,540	1,020,903	500,581	594,700
Class 3:
Proceeds from shares sold	—	—	5,657	16,188	1,925	2,351	—	—
Proceeds from reinvestment of dividends and distributions	—	—	3,513	3,387	1,283	1,653	—	—
Cost of shares repurchased	—	—	(55,454)	(106,454)	(6,411)	(14,040)	—	—
Net increase (decrease) from Class 3 transactions	—	—	(46,284)	(86,879)	(3,203)	(10,036)	—	—
Net increase in net assets resulting from capital share transactions	377,101	505,228	1,431,420	3,339,012	191,578	932,985	510,899	586,756

Total increase (decrease) in net assets	522,700	825,484	1,787,520	6,236,299	423,190	1,298,542	429,545	540,724

Net assets:
Beginning of period	2,823,478	1,997,994	22,550,863	16,314,564	6,075,178	4,776,636	2,494,469	1,953,745
End of period	$3,346,178	$2,823,478	$24,338,383	$22,550,863	$6,498,368	$6,075,178	$2,924,014	$2,494,469

Undistributed (distributions in excess of) net investment income	$33,224	$28,842	$103,564	$27,278	$77,407	$22,702	$69,335	$113,002

Statements of changes in net assets

(dollars and shares in thousands)

	Global Growth Fund		Growth Fund		Asset Allocation Fund		Bond Fund
	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005	Six months ended June 30, 2006(1)	Year ended December 31, 2005
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—	—	—
Shares sold	438	233	153	94	1,454	385	1,109	962
Shares issued on reinvestment of dividends and distributions	114	95	477	549	920	1,258	691	670
Shares repurchased	(658)	(1,486)	(5,299)	(11,005)	(2,902)	(6,585)	(864)	(2,323)
Net increase (decrease) in shares outstanding	(106)	(1,158)	(4,669)	(10,362)	(528)	(4,942)	936	(691)
Class 2:
Shares sold	18,130	30,710	30,379	77,199	22,735	61,664	36,917	49,855
Shares issued on reinvestment of dividends and distributions	1,402	824	2,668	1,976	5,559	6,492	9,793	6,611
Shares repurchased	(1,077)	(1,695)	(3,920)	(4,104)	(15,780)	(3,564)	(1,984)	(3,572)
Net increase in shares outstanding	18,455	29,839	29,127	75,071	12,514	64,592	44,726	52,894
Class 3:
Shares sold	—	—	91	320	111	148	—	—
Shares issued on reinvestment of dividends and distributions	—	—	61	60	76	101	—	—
Shares repurchased	—	—	(912)	(2,009)	(370)	(887)	—	—
Net increase (decrease) in shares outstanding	—	—	(760)	(1,629)	(183)	(638)	—	—

(1)	Unaudited.

See Notes to Financial Statements

Financial Highlights (1)

		Income (loss) from investment operations (2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to avearge net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
Global Growth Fund
Class 1
6/30/06 (5)	$19.63	$.24	$.99	$1.23	$(.22)	$—	$(.22)	$20.64	6.31%		$215.60	%(6)	.54	%(6)	2.37	%(6)
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37		206.62		.57		1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80		202.65		.64		1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63		188.70		.70		.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)		152.71		.71		.73
12/31/01	17.25	.18	(2.50)	(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)		215.70		.70		1.24
Class 2
6/30/06 (5)	19.52	.22	.97	1.19	(.18)	$—	(.18)	20.53	6.16		3,131.85	(6)	.79	(6)	2.17	(6)
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07		2,617.87		.82		1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49		1,796.90		.89		.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27		1,082.95		.95		.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)		592.96		.96		.48
12/31/01	17.21	.13	(2.49)	(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)		600.95		.95		.88
Growth Fund
Class 1
6/30/06 (5)	$59.36	$.34	$1.16	$1.50	$(.10)	$(.38)	$(.48)	$60.38	2.56%		$3,490.34	%(6)	.31	%(6)	1.12	%(6)
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50		3,709.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75		3,744.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15		3,877.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)		3,195.40		.40		.30
12/31/01	73.51	.18	(11.99)	(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)		5,207.38		.38		.34
Class 2
6/30/06 (5)	58.98	.27	1.15	1.42	(.08)	(.38)	(.46)	59.94	2.44		20,386.59	(6)	.56	(6)	.88	(6)
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19		18,343.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50		12,055.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80		7,107.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)		3,009.65		.65		.07
12/31/01	73.28	.04	(11.94)	(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)		2,937.63		.63		.07
Class 3
6/30/06 (5)	59.34	.28	1.17	1.45	(.08)	(.38)	(.46)	60.33	2.48		462.52	(6)	.49	(6)	.94	(6)
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28		499.53		.50		.69
12/31/04 (7)	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85		516.54	(6)	.53	(6)	.54	(6)
Asset Allocation Fund
Class 1
6/30/06 (5)	$16.56	$.23	$.69	$.92	$(.07)	$(.23)	$(.30)	$17.18	5.60%		$903.34	%(6)	.31	%(6)	2.66	%(6)
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45		879.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50		899.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14		911.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)		797.45		.45		3.31
12/31/01	15.71	.49	(.37)	.12	(.59)	(.94)	(1.53)	14.30	.77		1,012.45		.45		3.30
Class 2
6/30/06 (5)	16.47	.21	.68	.89	(.06)	(.23)	(.29)	17.07	5.46		5,519.59	(6)	.56	(6)	2.41	(6)
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14		5,120.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34		3,797.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74		2,314.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)		1,056.70		.70		3.11
12/31/01	15.67	.45	(.36)	.09	(.57)	(.94)	(1.51)	14.25	.52		730.70		.70		3.03

Financial Highlights (1)

		Income (loss) from investment operations (2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets
Asset Allocation Fund (Continued)
Class 3
6/30/06(5)	16.56	.21	.68	.89	(.06)	(.23)	(.29)	17.16	5.44		76.52	(6)	.49	(6)	2.48	(6)
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26		76.53		.50		2.39
12/31/04(7)	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38		81.55	(6)	.55	(6)	2.50	(6)
Bond Fund
Class 1
6/30/06(5)	$11.31	$.31	$(.15)	$.16	$(.47)	$—	$(.47)	$11.00	1.41%		$188.43	%(6)	.39	%(6)	5.48	%(6)
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77		182.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04		195.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07		213.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26		218.49		.49		6.60
12/31/01	10.18	.77	.08	.85	(.59)	—	(.59)	10.44	8.48		194.49		.49		7.38
Class 2
6/30/06(5)	11.22	.29	(.15)	.14	(.45)	—	(.45)	10.91	1.23		2,736.68	(6)	.64	(6)	5.23	(6)
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59		2,312.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72		1,759.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80		1,280.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05		697.74		.74		6.34
12/31/01	10.16	.73	.08	.81	(.57)	—	(.57)	10.40	8.15		349.74		.74		7.06

Portfolio turnover rate for all classes of shares

	Six months ended June 30, 2006 (5)	Year Ended December 31 2005	2004	2003	2002	2001
Global Growth Fund	17	26	24	27	30	38
Growth Fund	23	29	30	34	34	31
Asset Allocation Fund	21	23	20	20	25	32
Bond Fund	29	46	34	20	29	59

(1)	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)	Based on average shares outstanding.
(3)	The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4)	Commenced operations July 5, 2001.
(5)	Unaudited.
(6)	Annualized.
(7)	From January 16, 2004, when Class 3 shares were first issued.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization – American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 14 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the U.S.

New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund	Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund	High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund	A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income – Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation – Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts – The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3.	Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of December 31, 2005, the funds’ most recent fiscal year end. Tax-basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2006.

Additional tax basis disclosures are as follows:

(dollars in thousands)

	Growth Fund	Global Growth Fund	Asset Allocation Fund	Bond Fund
As of December 31, 2005:
Undistributed ordinary income	$29,555	$31,502	$22,899	$113,791
Undistributed long-term capital gains	—	151,590	85,106	—
Capital loss carryforwards	(66,686)	—	—	(3,617)

As of June 30, 2006:
Gross unrealized appreciation on investment securities	632,332	5,224,347	1,067,049	30,547
Gross unrealized depreciation on investment securities	(56,728)	(569,283)	(156,712)	(66,148)
Net unrealized appreciation (depreciation) on investment securities	575,604	4,655,064	910,337	(35,601)
Cost of portfolio securities	2,759,115	19,581,226	5,670,140	2,955,336

Capital loss carryforwards expire in:
2006	$—	—	—	$—
2007	—	—	—	—
2008	—	—	—	—
2009	—	—	—	—
2010	10,546	—	—	—
2011	56,140	—	—	3,029
2012	—	—	—	—
2013	—	—	—	588
	$66,686	—	—	$3,617

*	For the period May 1, 2006, commencement of operations, through June 30, 2006.
†	Amount less than one thousand.

4.	Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company SM (“AFS”), the series’ transfer agent, and American Funds Distributors, Inc. SM (“AFD”), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Growth-Income Fund and Global Small Capitalization Fund, effective April 1, 2006, and July 1, 2006, respectively, that provided for reduced annual rates as reflected in the chart below. During the six months ended June 30, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund. Additionally, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the six months ended June 30, 2006, total aggregate investment advisory services fees waived by CRMC were $13,732,000. As a result, the aggregate fees shown on the accompanying financial statements of $137,318,000 were reduced to $123,586,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2006, before waiver	For the six months ended June 30, 2006, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth	.690	.480	.6	3.0	.56	.50
Growth	.500	.285	.6	27.0	.33	.29
Asset Allocation	.500	.250	.6	8.0	.33	.29
Bond	.480	.360	.6	3.0	.42	.38

*	Results based on activity during the period May 1, 2006, commencement of operations, through June 30, 2006.

Transfer agent services – The aggregate fee of $25,000 was incurred during the six months ended June 30, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown on the accompanying financial statements, includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $177,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2006, distribution expenses under the plans for the series aggregated $77,715,000 for Class 2 and $1,101,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6.	Investment transactions and other disclosures

As of June 30, 2006, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

(dollars in thousands)

		Contract amount		U.S. valuation
Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	Unrealized (depreciation) appreciation
Asset Allocation	Euro, expiring 7/19-9/29/2006	€6,710	$8,520	$8,599	($79)
Bond	Euro, expiring 9/14/2006	€5,585	7,078	7,173	(95)
	Pound, expiring 7/13-8/23/2006	£5,780	12,125	11,905	220

The following table presents additional information for the six months ended June 30, 2006:

	Global Growth Fund	Growth Fund	Asset Allocation Fund	Bond Fund
Purchases of investment securities (1)	$615,964	$5,156,655	$1,231,288	$886,794
Sales of investment securities (1)	451,141	5,061,567	1,240,593	608,522
Non-U.S taxes paid on dividend income	3,333	5,318	1,139	—
Non-U.S taxes paid on interest income—	—	—	(3)	61
Non-U.S taxes paid on realized gains	132	—	—	—
Non-U.S taxes provided on unrealized gains as of June 30, 2006	545	17	—	—
Dividends from affiliated issuers	—	—	—	—
Realized gain on affiliated issuers	—	—	16,897	—

(1)	Excludes short-term securities, except for Cash Management Fund.
(2)	For the period May 1, 2006, commencement of operations, through June 30, 2006.

Expense example	unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2006	Ending account value 6/30/2006	Expenses paid during period*	Annualized expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,025.73	$2.86	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 — actual return	1,000.00	1,024.95	4.12	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82
Global Growth Fund
Class 1 — actual return	$1,000.00	$1,063.06	$2.76	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,061.57	4.04	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,094.50	$3.64	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 2 — actual return	1,000.00	1,093.52	4.93	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95

Growth Fund
Class 1 — actual return	$1,000.00	$1,025.61	$1.56	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,024.37	2.81	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,024.77	2.46	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
International Fund
Class 1 — actual return	$1,000.00	$1,060.13	$2.55	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 — actual return	1,000.00	1,058.33	3.83	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 3 — actual return	1,000.00	1,058.74	3.47	.68
Class 3 — assumed 5% return	1,000.00	1,021.42	3.41	.68
New World Fund
Class 1 — actual return	$1,000.00	$1,089.69	$4.20	.81%
Class 1 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 2 — actual return	1,000.00	1,089.24	5.49	1.06
Class 2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06
Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,046.45	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	1,045.57	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64
Global Growth and Income Fund†
Class 1 — actual return	$1,000.00	$961.00	$1.05	.65%
Class 1 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 2 — actual return	1,000.00	960.00	1.45	.90
Class 2 — assumed 5% return	1,000.00	1,020.33	4.51	.90
Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,040.86	$1.32	.26%
Class 1 — assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 2 — actual return	1,000.00	1,039.62	2.58	.51
Class 2 — assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 3 — actual return	1,000.00	1,039.98	2.23	.44
Class 3 — assumed 5% return	1,000.00	1,022.61	2.21	.44
Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,055.97	$1.58	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 2 — actual return	1,000.00	1,054.62	2.85	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 3 — actual return	1,000.00	1,054.43	2.50	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Bond Fund
Class 1 — actual return	$1,000.00	$1,014.08	$1.95	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 2 — actual return	1,000.00	1,012.33	3.19	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,033.23	$2.27	.45%
Class 1 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 — actual return	1,000.00	1032.38	3.53	.70
Class 2 — assumed 5% return	1,000.00	1021.32	3.51	.70
Class 3 — actual return	1,000.00	1,032.67	3.18	.63
Class 3 — assumed 5% return	1,000.00	1,021.67	3.16	.63
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$993.10	$2.12	.43%
Class 1 — assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 2 — actual return	1,000.00	992.63	3.31	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 3 — actual return	1,000.00	992.50	3.01	.61
Class 3 — assumed 5% return	1,000.00	1,021.77	3.06	.61
Cash Management Fund
Class 1 — actual return	$1,000.00	$1,021.95	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,021.44	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,021.19	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).
†	The annualized expense ratio and the information in the first line of each share class are based on operations for the period May 1, 2006 (when the fund commenced operations), through June 30, 2006, and, accordingly, are not representative of a full period.

Board of trustees

“Non-interested” trustees

Name and age	Year first elected a trustee of the series[1]	Principal occupation(s) during past five years	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
Lee A. Ault III, 70 Chairman of the Board	1999	Chairman of the Board, In-Q-Tel, Inc. (an independent technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc.	1	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 73	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 72	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc;	1	Anworth Mortgage Asset Corporation; Natural Alternatives, Inc.

Martin Fenton, 71	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	16	None

Leonard R. Fuller, 60	1999	President and CEO, Fuller Consulting (financial management consulting firm)	14	None

Mary Myers Kauppila, 52	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	5	None

Kirk P. Pendleton, 66	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Interested” trustees

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee
James K. Dunton, 68 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 46 President	1998	Senior Vice President, Capital Research and Management Company	3	None

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Other officers

Name, age and position with series	Year first elected a trustee or officer of the series[1]	Principal occupations during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Burro, 45 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51 Senior Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Abner D. Goldstine, 76 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smut, 49 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 54 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 43 Vice President	1997	Senior Vice President, Capital Research and Management Company; Chairman of the Board, Capital Research Company,[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 44 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 46 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 40 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 42 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 38 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 38 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.
[2]	Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	Company affiliated with Capital Research and Management Company.

GVIT International Index Fund

SemiannualReport

| June 30, 2006 (Unaudited)

Contents

3	Statement of Investments

27	Statement of Assets and Liabilities

27	Statement of Operations

28	Statement of Changes in Net Assets

30	Financial Highlights

31	Notes to Financial Statements

Statement Regarding Availability of Quarterly Portfolio Schedule.

The Gartmore Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GIIX (8/06)

Shareholder

Expense Example	GVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per SEC requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2006, and continued to hold your shares at the end of the reporting period, June 30, 2006.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule	of Shareholder Expenses
Expense	Analysis of a $1,000 Investment

(June 30, 2006)

			Beginning Account Value, May 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period		Annualized Expense Ratio
Gartmore GVIT International Index Fund
Class II	Actual		$1,000.00	$784.90	$3.27	(a)	0.74%	(a)
	Hypothetical	[1]	$1,000.00	$1,021.13	$3.72	(b)	0.74%	(b)
Class VI	Actual		$1,000.00	$780.30	$3.66	(a)	0.83%	(a)
	Hypothetical	[1]	$1,000.00	$1,020.68	$4.17	(b)	0.83%	(b)
Class VII	Actual		$1,000.00	$782.10	$5.08	(a)	1.15%	(a)
	Hypothetical	[1]	$1,000.00	$1,019.10	$5.77	(b)	1.15%	(b)
Class VIII	Actual		$1,000.00	$780.50	$4.19	(a)	0.95%	(a)
	Hypothetical	[1]	$1,000.00	$1,020.09	$4.77	(b)	0.95%	(b)
Class ID	Actual		$1,000.00	$787.60	$1.64	(a)	0.37%	(a)
	Hypothetical	[1]	$1,000.00	$1,022.97	$1.86	(b)	0.37%	(b)

(a)	Information shown reflects values using the expense ratios and rates of return for the period May 1, 2006 (commencement of operations) to June 30, 2006.

(b)	Information shown reflects values using the expense ratios from May 1, 2006 (commencement of operations) to June 30, 2006 and has been annualized to reflect for the period from May 1, 2006 to June 30, 2006.

1	Represents the hypothetical 5% return before expenses.

Portfolio Summary

June 30, 2006 (Unaudited)	GVIT International Index Fund

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a statement of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation
Common Stocks	97.7%
Mutual Fund	2.1%
Cash Equivalents	0.0%
Preferred Stock	0.0%
Rights	0.0%
Other assets in excess of liabilities	0.2%

100.0%

Top Holdings*
iShares MSCI EAFE Index Fund	2.1%
BP PLC	2.1%
HSBC Holdings PLC	1.7%
GlaxoSmithKline PLC	1.4%
Toyota Motor Corp.	1.3%
Total SA	1.2%
Royal Dutch Shell PLC	1.1%
Vodafone Group PLC	1.1%
Novartis AG	1.1%
Nestle SA	1.1%
Other Assets	85.8%

100.0%

Top Industries
Banks	17.0%
Oil & Gas	7.6%
Pharmaceuticals	6.9%
Telecommunications	6.3%
Insurance	5.3%
Food	4.0%
Electric	4.0%
Financial Services	3.8%
Auto Manufacturers	2.9%
Mining	2.7%
Other Assets	39.5%

100.0%

Top Countries
Japan	23.9%
United Kingdom	22.6%
France	9.2%
Germany	6.8%
Switzerland	6.7%
Australia	5.0%
Netherlands	4.6%
Spain	3.8%
Italy	3.7%
Sweden	2.3%
Other Assets	11.4%

100.0%

*	For purpose of listing top holdings, repurchase agreements are considered cash equivalents and are included as part of Other Assets.

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS (97.7%)
AUSTRALIA (5.0%)
Airlines (0.0%)
Qantas Airways Ltd. (c)	4,620	$10,152

Apparel (0.0%)
Billabong International Ltd. (c)	219	2,496

Banks (1.3%)
Australia & New Zealand Banking Group Ltd. (c)	5,968	117,961
Commonwealth Bank of Australia (c)	4,237	139,540
National Australia Bank Ltd. (c)	5,251	136,595
Westpac Banking Corp. (c)	6,430	110,795

		504,891

Beverages (0.1%)
Coca-Cola Amatil Ltd. (c)	2,629	13,843
Foster’s Group Ltd. (c)	7,879	31,980
Lion Nathan Ltd. (c)	249	1,441

		47,264

Building Materials (0.2%)
Boral Ltd. (c)	1,323	8,008
CSR Ltd. (c)	4,558	11,342
Rinker Group Ltd. (c)	3,410	41,287

		60,637

Commercial Services (0.1%)
ABC Learning Centres Ltd. (c)	1,660	7,885
Brambles Industries Ltd. (c)	3,712	30,339
Transurban Group (c)	3,562	18,387

		56,611

Computers (0.0%)
Computershare Ltd. (c)	985	5,739

Engineering & Construction (0.1%)
Downer EDI Ltd. (c)	492	2,718
Leighton Holdings Ltd. (c)	208	2,680
Macquarie Airports (c)	3,411	7,774
Multiplex Group (c)	2,807	6,813
WorleyParsons Ltd. (c)	358	5,352

		25,337

Entertainment (0.1%)
Aristocrat Leisure Ltd. (c)	886	8,469
TABCorp. Holdings Ltd. (c)	1,644	18,553
UNiTAB Ltd. (c)	817	8,960

		35,982

Shares or Principal Amount		Value

COMMON STOCKS (continued)
AUSTRALIA (continued)
Financial Services (0.2%)
Australian Stock Exchange Ltd. (c)	536	$12,976
Babcock & Brown Ltd. (c)	682	10,941
Challenger Financial Services Group Ltd. (c)	2,908	6,812
Macquarie Bank Ltd. (c)	873	44,676
Perpetual Ltd. (c)	50	2,711
SFE Corp., Ltd. (c)	737	9,081

		87,197

Food (0.1%)
Goodman Fielder Ltd. (c)	1,597	2,535
Woolworths Ltd. (c)	3,616	54,118

		56,653

Forest Products & Paper (0.0%)
PaperlinX Ltd. (c)	262	607

Gas (0.1%)
Alinta Ltd. (c)	1,422	11,015
Australian Gas Light Co., Ltd. (c)	1,221	15,886

		26,901

Healthcare—Products (0.0%)
Cochlear Ltd. (c)	107	4,342

Healthcare—Services (0.0%)
Sonic Healthcare Ltd. (c)	475	5,010

Insurance (0.3%)
AMP Ltd. (c)	5,879	39,767
AXA Asia Pacific Holdings Ltd. (c)	1,946	9,026
Insurance Australia Group Ltd. (c)	6,521	25,906
QBE Insurance Group Ltd. (c)	2,465	37,465

		112,164

Investment Companies (0.1%)
Macquarie Communications	243	1,066
Infrastructure Group (c)
Macquarie Infrastructure Group (c)	9,894	24,679

		25,745

Iron/Steel (0.1%)
BlueScope Steel Ltd. (c)	2,997	17,713
OneSteel Ltd. (c)	714	2,159

		19,872

Media (0.0%)
John Fairfax Holdings Ltd. (c)	1,559	4,345
Publishing & Broadcasting Ltd. (c)	773	10,447

		14,792

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
AUSTRALIA (continued)
Mining (1.0%)
Alumina Ltd. (c)	4,460	$22,365
BHP Billiton Ltd. (c)	11,531	249,333
Iluka Resources Ltd. (c)	790	3,844
Newcrest Mining Ltd. (c)	1,310	20,569
Paladin Resources Ltd. (c)	2,488	7,610
Rio Tinto Ltd. (c)	1,040	60,174
Zinifex Ltd. (c)	1,220	9,146

		373,041

Miscellaneous Manufacturing (0.1%)
Ansell Ltd. (c)	5	36
Orica Ltd. (c)	830	14,736
Wesfarmers Ltd. (c)	1,447	37,962

		52,734

Oil & Gas (0.3%)
Caltex Australia Ltd. (c)	662	11,614
Origin Energy Ltd. (c)	1,810	9,894
Santos Ltd. (c)	2,540	22,852
Woodside Petroleum Ltd. (c)	1,712	55,995

		100,355

Packaging & Containers (0.0%)
AmCor Ltd. (c)	2,110	10,461

Pharmaceuticals (0.1%)
CSL Ltd. (c)	689	27,469
Mayne Pharma Ltd. (b) (c)	3,520	6,780
Symbion Health Ltd. (c)	3,405	7,732

		41,981

Real Estate (0.5%)
Centro Properties Group (c)	1,810	8,994
CFS Retail Property Trust (c)	1,767	2,437
Commonwealth Property Office Fund (c)	539	557
DB RREEF Trust (c)	4,677	5,088
GPT Group (c)	7,643	24,613
ING Industrial Fund (c)	5,640	9,319
Investa Property Group (c)	7,985	12,985
Lend Lease Corp. Ltd. (c)	792	8,225
Macquarie Goodman Group (c)	3,016	13,439
Macquarie Office Trust (c)	1,864	1,908
Mirvac Group (c)	4,366	14,083
Stockland (c)	5,414	28,233
Westfield Group (c)	5,374	69,168

		199,049

Shares or Principal Amount		Value

COMMON STOCKS (continued)
AUSTRALIA (continued)
Retail (0.1%)
Coles Myer Ltd. (c)	4,531	$38,240
Harvey Norman Holdings Ltd. (c)	942	2,755

		40,995

Telecommunications (0.1%)
Telstra Corp. Ltd. (c)	8,721	23,825

Transportation (0.0%)
Toll Holdings Ltd. (c)	1,185	12,357

		1,957,190

AUSTRIA (0.5%)
Banks (0.1%)
Erste Bank der Oesterreichischen Sparkassen AG (c)	552	31,029
Raiffeisen International Bank Holding AG (b) (c)	78	6,758

		37,787

Building Materials (0.0%)
Wienerberger AG (c)	300	14,235

Electric (0.0%)
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (c)	170	8,172

Entertainment (0.0%)
BetandWin.Com Interactive Entertainment AG (c)	43	3,404

Insurance (0.0%)
Wiener Staedtische Versicherung AG (c)	32	1,882

Iron/Steel (0.1%)
Boehler-Uddeholm AG (c)	220	12,014
Voestalpine AG (c)	88	13,350

		25,364

Machinery—Diversified (0.0%)
Andritz AG (c)	54	8,913

Miscellaneous Manufacturing (0.0%)
RHI AG (b) (c)	186	6,019

Oil & Gas (0.1%)
OMV AG (c)	525	31,218

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
AUSTRIA (continued)
Real Estate (0.1%)
IMMOFINANZ Immobilien Anlagen AG (b) (c)	1,079	$11,981
Meinl European Land Ltd. (b) (c)	714	14,550

		26,531

Telecommunications (0.1%)
Telekom Austria AG (c)	1,386	30,855

		194,380

BELGIUM (1.1%)
Banks (0.5%)
Dexia (c)	1,686	40,542
Fortis (c)	3,845	130,894
KBC Groep NV (c)	659	70,719

		242,155

Beverages (0.1%)
InBev NV (c)	522	25,584

Chemicals (0.1%)
Solvay SA (c)	197	22,633
Umicore (c)	113	15,085

		37,718

Electrical Components & Equipment (0.0%)
Bekaert SA (c)	6	576

Electronics (0.0%)
BarCo NV (c)	28	2,587

Food (0.1%)
Colruyt SA (c)	23	3,591
Delhaize Group (c)	285	19,744

		23,335

Holding Companies-Diversified (0.1%)
Groupe Bruxelles Lambert SA (c)	290	30,353

Miscellaneous Manufacturing (0.0%)
AGFA-Gevaert NV (c)	509	12,323

Pharmaceuticals (0.1%)
Omega Pharma SA (c)	21	1,466
UCB SA (c)	365	19,737

		21,203

Telecommunications (0.1%)
BelgaCom SA (c)	692	22,948
Mobistar SA (c)	136	10,778

		33,726

		429,560

Shares or Principal Amount		Value

COMMON STOCKS (continued)
DENMARK (0.7%)
Banks (0.2%)
Danske Bank (c)	1,400	$53,173
Sydbank (c)	147	4,876

		58,049

Beverages (0.0%)
Carlsberg (c)	50	3,653

Biotechnology (0.0%)
Novozymes (c)	100	6,753

Building Materials (0.0%)
FLSmidth & Co. (c)	100	3,784

Electrical Components & Equipment (0.1%)
Vestas Wind Systems (b) (c)	800	21,919

Food (0.1%)
Danisco A/S (c)	200	14,565
East Asiatic Co., Ltd. (c)	150	5,662

		20,227

Healthcare—Products (0.1%)
Coloplast (c)	150	11,128
GN Store Nord (c)	800	9,182
William Demant Holding (b) (c)	50	3,734

		24,044

Home Furnishings (0.0%)
Bang & Olufsen (c)	60	6,630

Insurance (0.0%)
Topdanmark (b) (c)	50	6,951
TrygVesta AS (c)	153	9,538

		16,489

Pharmaceuticals (0.1%)
Novo-Nordisk (c)	750	47,691

Transportation (0.1%)
AP Moller — Maersk A/S (c)	4	31,209
DSV (c)	100	16,740

		47,949

		257,188

FINLAND (1.5%)
Auto Parts & Equipment (0.0%)
Nokian Renkaat OYJ (c)	550	7,218

Banks (0.0%)
OKO Bank PLC (c)	22	323

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FINLAND (continued)
Computers (0.0%)
Tietoenator Oyj (c)	380	$10,964

Electric (0.1%)
Fortum Oyj (c)	1,600	40,872

Engineering & Construction (0.0%)
YIT OYJ (c)	578	14,145

Financial Services (0.1%)
Sampo Oyj (c)	1,600	30,512

Food (0.0%)
Kesko OYJ (c)	100	3,837

Forest Products & Paper (0.3%)
Stora Enso Oyj (c)	2,300	32,102
UPM-Kymmene Oyj (c)	1,900	40,822

		72,924

Hand/Machine Tools (0.0%)
KCI Konecranes Oyj (c)	380	6,829

Iron/Steel (0.0%)
Outokumpu OYJ (c)	400	9,349
Rautaruukki OYJ (c)	200	6,021

		15,370

Leisure (0.0%)
Amer Sports OYJ (c)	250	5,216

Machinery—Diversified (0.1%)
Kone OYJ (c)	340	14,129
Metso Oyj (c)	500	18,104

		32,233

Media (0.0%)
Sanoma-WSOY Oyj (c)	30	721

Miscellaneous Manufacturing (0.0%)
Uponor Oyj (c)	100	2,700
Wartsila Oyj (c)	100	4,208

		6,908

Oil & Gas (0.0%)
Neste Oil OYJ (c)	550	19,327

Pharmaceuticals (0.0%)
Orion OYJ (c)	100	1,986

Telecommunications (0.9%)
Elisa OYJ (c)	700	13,307
Nokia OYJ (c)	14,000	283,787

		297,094

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FINLAND (continued)
Transportation (0.0%)
Cargotec Corp. (c)	80	$3,499

		569,978

FRANCE (9.2%)
Advertising (0.1%)
PagesJaunes Groupe SA (b) (c)	272	8,537
Publicis Groupe	568	21,938

		30,475

Aerospace/Defense (0.1%)
Safran SA (c)	425	9,247
Thales SA (c)	368	14,348
Zodiac SA (c)	196	10,996

		34,591

Airlines (0.0%)
Air France-KLM (c)	548	12,868

Apparel (0.0%)
Hermes International (c)	165	14,587

Auto Manufacturers (0.3%)
Peugeot SA (c)	583	36,204
Renault SA (c)	601	64,484

		100,688

Auto Parts & Equipment (0.1%)
Compagnie Generale des Etablissements Michelin (c)	546	32,801
Valeo SA (c)	328	11,673

		44,474

Banks (1.4%)
BNP Paribas (c)	2,765	264,371
Credit Agricole SA (c)	1,913	72,590
Societe Generale (c)	1,165	171,033

		507,994

Beverages (0.1%)
Pernod-Ricard SA (c)	276	54,658

Building Materials (0.4%)
Cie de Saint-Gobain (c)	1,054	75,203
Imerys SA (c)	53	4,234
Lafarge SA (c)	542	67,929

		147,366

Chemicals (0.2%)
Air Liquide (c)	430	83,717

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FRANCE (continued)
Commercial Services (0.0%)
Societe Des Autoroutes Paris-Rhin-Rhone (c)	133	$9,138

Computers (0.1%)
Atos Origin SA (b) (c)	271	17,714
Capgemini SA (b) (c)	477	27,200

		44,914

Cosmetics/Personal Care (0.2%)
L’Oreal SA (c)	955	90,138

Electric (0.4%)
Suez SA (c)	3,326	138,106

Electrical Components & Equipment (0.2%)
Schneider Electric SA (c)	796	82,839

Engineering & Construction (0.3%)
Bouygues (c)	703	36,094
Vinci SA (c)	724	74,444

		110,538

Food (0.7%)
Carrefour SA (b) (c)	1,939	113,554
Casino Guichard Perrachon SA (c)	191	14,511
Groupe Danone (c)	838	106,399

		234,464

Food Service (0.0%)
Sodexho Alliance SA (c)	245	11,756

Gas (0.0%)
Gaz de France (b) (c)	549	18,406

Healthcare—Products (0.1%)
Cie Generale d’Optique Essilor International SA (c)	376	37,815

Holding Companies—Diversified (0.2%)
LVMH Moet Hennessy Louis Vuitton SA (c)	787	77,996

Home Furnishings (0.0%)
Thomson (c)	1,034	17,084

Household Products (0.0%)
Societe BIC SA (c)	35	2,266

Insurance (0.5%)
AXA SA (c)	5,499	177,969
CNP Assurances (c)	91	8,637

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FRANCE (continued)
Insurance (continued)
Scor (c)	2,811	$6,139

		192,745

Lodging (0.1%)
Accor SA (c)	739	44,952

Machinery—Diversified (0.1%)
Alstom RGPT (b) (c)	337	30,801

Media (0.5%)
Lagardere SCA (c)	466	34,346
M6-Metropole Television (c)	120	3,752
Societe Television Francaise 1 (c)	504	16,419
Vivendi SA (c)	3,813	133,183

		187,700

Metal Fabricate/Hardware (0.1%)
Vallourec (c)	22	26,476

Office/Business Equipment (0.0%)
Neopost SA (c)	78	8,880

Oil & Gas (1.3%)
Total SA (c)	7,369	484,028

Oil & Gas Services (0.0%)
Technip SA (c)	342	18,842

Pharmaceuticals (0.9%)
Sanofi-Aventis (c)	3,371	328,400

Real Estate Investment Trusts (0.1%)
Gecina SA (c)	5	655
Klepierre (c)	74	8,567
Unibail (c)	182	31,705

		40,927

Retail (0.1%)
PPR SA (c)	191	24,333

Semiconductors (0.1%)
STMicroelectronics NV (c)	2,343	37,622

Software (0.0%)
Business Objects SA (b) (c)	416	11,306
Dassault Systemes SA (c)	135	7,216

		18,522

Telecommunications (0.4%)
Alcatel SA (b) (c)	4,336	54,688
France TeleCom SA (c)	5,545	118,300

		172,988

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
FRANCE (continued)
Water (0.1%)
Veolia Environnement (c)	1,036	$53,449

		3,577,543

GERMANY (6.8%)
Airlines (0.0%)
Deutsche Lufthansa AG (c)	995	18,326

Apparel (0.1%)
Adidas AG (c)	776	37,318
Puma AG Rudolf Dassler Sport (c)	48	18,648

		55,966

Auto Manufacturers (0.6%)
DaimlerChrysler AG (c)	3,011	148,287
Porsche AG (c)	31	29,985
Volkswagen AG (b) (c)	621	43,439
Volkswagen AG (b) (c)	291	14,567

		236,278

Auto Parts & Equipment (0.1%)
Continental AG (c)	482	49,241

Banks (0.9%)
Commerzbank AG (c)	2,096	75,886
Deutsche Bank AG (c)	1,692	190,044
Deutsche Postbank AG (c)	143	10,267
Hypo Real Estate Holding AG (c)	523	31,665
Jyske Bank (c)	125	7,214

		315,076

Chemicals (0.6%)
BASF AG (b) (c)	1,717	137,642
Bayer AG (c)	2,238	102,836

		240,478

Computers (0.0%)
Wincor Nixdorf AG (c)	35	4,434

Cosmetics/Personal Care (0.0%)
Beiersdorf AG (c)	27	4,074

Electric (1.1%)
E.ON AG (b) (c)	2,113	242,808
RWE AG (c)	73	5,482
RWE AG (c)	1,475	122,489

		370,779

Energy (0.0%)
Solarworld AG (c)	172	10,790

Shares or Principal Amount		Value

COMMON STOCKS (continued)
GERMANY (continued)
Engineering & Construction (0.1%)
Bilfinger Berger AG (b) (c)	56	$3,041
Hochtief AG (c)	195	10,863
Linde AG (c)	336	25,870

		39,774

Financial Services (0.1%)
Deutsche Boerse AG (c)	374	50,958
MLP AG (c)	88	1,804

		52,762

Food (0.1%)
Metro AG (c)	523	29,624
Suedzucker AG (c)	51	1,131

		30,755

Healthcare—Services (0.1%)
Fresenius Medical Care AG (c)	238	27,220

Household Products (0.1%)
Henkel KGaA (c)	196	22,374

Insurance (0.9%)
Allianz AG (c)	1,341	211,002
Muenchener Rueckversicherungs AG (c)	681	92,916

		303,918

Iron/Steel (0.1%)
Salzgitter AG (c)	95	7,974
ThyssenKrupp AG (c)	1,334	45,474

		53,448

Leisure (0.0%)
TUI AG (c)	884	17,541

Machinery—Diversified (0.1%)
Heidelberger Druckmaschinen (c)	243	11,129
MAN AG (c)	478	34,592
Rheinmetall AG (c)	155	10,752

		56,473

Media (0.0%)
Premiere AG (b) (c)	428	4,169

Miscellaneous Manufacturing (0.6%)
Siemens AG (c)	2,797	243,012

Pharmaceuticals (0.1%)
Altana AG (c)	289	16,082
Celesio AG (c)	94	8,535

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
GERMANY (continued)
Pharmaceuticals (continued)
Merck KGaA (b) (c)	198	$17,997

		42,614

Real Estate (0.0%)
IVG Immobilien AG (c)	301	9,223

Retail (0.0%)
Douglas Holding AG (c)	15	692
KarstadtQuelle AG (b) (c)	320	8,410

		9,102

Semiconductors (0.1%)
Infineon Technologies AG (b) (c)	2,420	26,896

Software (0.4%)
SAP AG (c)	735	154,419

Telecommunications (0.4%)
Deutsche Telekom AG (b) (c)	9,070	145,551

Transportation (0.2%)
Deutsche Post AG (c)	2,578	69,234
Frontline Ltd. (c)	250	9,334

		78,568

		2,623,261

GREECE (0.6%)
Banks (0.4%)
Alpha Bank AE (c)	1,486	37,071
EFG Eurobank Ergasias SA (c)	636	17,707
Emporiki Bank of Greece SA (b) (c)	194	6,723
National Bank of Greece SA (c)	1,425	54,997
Piraeus Bank SA (c)	914	21,699

		138,197

Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA (c)	221	6,580

Building Materials (0.0%)
Titan Cement Co. SA (c)	100	4,695

Electric (0.0%)
Public Power Corp. (c)	533	12,608

Engineering & Construction (0.0%)
Hellenic Technodomiki Tev SA (c)	560	5,385

Entertainment (0.1%)
OPAP SA (c)	812	29,506

Shares or Principal Amount		Value

COMMON STOCKS (continued)
GREECE (continued)
Financial Services (0.0%)
Hellenic Exchanges Holding SA (c)	326	$5,236

Holding Companies—Diversified (0.0%)
ViohalCo (c)	41	375

Oil & Gas (0.0%)
Hellenic Petroleum SA (c)	122	1,618
Motor Oil Hellas Corinth Refineries SA (c)	2	53

		1,671

Retail (0.0%)
Germanos SA (c)	36	861

Telecommunications (0.1%)
Cosmote Mobile TeleCommunications SA (c)	489	11,041
Hellenic TeleCommunications Organization SA (b) (c)	1,061	23,368

		34,409

		239,523

HONG KONG (1.7%)
Airlines (0.0%)
Cathay Pacific Airways Ltd. (c)	1,000	1,750

Apparel (0.0%)
Yue Yuen Industrial Holdings (c)	500	1,376

Banks (0.3%)
Bank of East Asia Ltd. (c)	5,800	23,892
BOC Hong Kong Holdings Ltd. (c)	15,500	30,348
Hang Seng Bank Ltd. (c)	2,200	27,861
SunCorp. — Metway Ltd. (c)	2,184	31,324

		113,425

Chemicals (0.0%)
Kingboard Chemical Holdings Ltd. (c)	500	1,409

Distribution/Wholesale (0.1%)
Esprit Holdings Ltd. (c)	3,500	28,607
Li & Fung Ltd. (c)	8,800	17,836

		46,443

Electric (0.1%)
CLP Holdings Ltd. (c)	5,500	32,184
HongKong Electric Holdings (c)	3,500	15,855

		48,039

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
HONG KONG (continued)
Electrical Components & Equipment (0.0%)
Johnson Electric Holdings Ltd. (c)	500	$364

Financial Services (0.1%)
Hong Kong Exchanges & Clearing Ltd. (c)	4,000	25,756

Gas (0.1%)
Hong Kong & China Gas (c)	14,000	30,769
Xinao Gas Holdings Ltd. (c)	4,000	3,810

		34,579

Hand/Machine Tools (0.0%)
Techtronic Industries Co. (c)	3,500	4,735

Holding Companies—Diversified (0.4%)
Hutchison Whampoa Ltd. (c)	8,000	73,048
MelCo International Development (c)	3,000	7,546
Swire Pacific Ltd. (c)	3,500	36,125
Wharf Holdings Ltd. (c)	3,000	10,673

		127,392

Lodging (0.0%)
ShanGri-La Asia Ltd. (c)	2,000	3,856

Real Estate (0.5%)
Cheung Kong Holdings Ltd. (c)	5,000	54,247
Hang Lung Properties Ltd. (c)	4,000	7,185
Henderson Land Development Co., Ltd. (c)	3,000	15,601
Hopewell Holdings (c)	1,000	2,822
Hysan Development Co., Ltd. (c)	1,000	2,822
Kerry Properties Ltd. (c)	500	1,708
New World Development Ltd. (c)	10,000	16,517
Shun TAK Holdings Ltd. (b) (c)	2,000	2,620
Sino Land Co. (c)	8,000	12,796
Sun Hung Kai Properties Ltd. (c)	5,000	51,042

		167,360

Real Estate Investment Trusts (0.0%)
Link REIT(The) (b) (c)	9,500	19,028

Retail (0.0%)
Giordano International Ltd. (c)	14,000	6,629

Semiconductors (0.0%)
Solomon Systech International Ltd. (c)	18,000	4,556

Telecommunications (0.1%)
FoxConn International Holdings Ltd. (c)	5,730	12,279

Shares or Principal Amount		Value

COMMON STOCKS (continued)
HONG KONG (continued)
Telecommunications (continued)
Hutchison TeleCommunications International Ltd. (b) (c)	3,000	$4,840
PCCW Ltd. (c)	8,000	5,718

		22,837

Transportation (0.0%)
MTR Corp. (c)	6,500	15,736

		645,270

IRELAND (0.8%)
Banks (0.4%)
Allied Irish Banks PLC (c)	3,138	75,085
Bank of Ireland (c)	3,089	54,904
Depfa Bank PLC (c)	1,368	22,723

		152,712

Beverages (0.0%)
C&C Group PLC (c)	1,341	11,645

Building Materials (0.2%)
CRH PLC (c)	1,804	58,722
Kingspan Group PLC (c)	419	7,316

		66,038

Financial Services (0.1%)
Irish Life & Permanent PLC (c)	1,103	26,240

Food (0.0%)
GreenCore Group PLC (c)	1,424	6,710
Iaws Group PLC (c)	100	1,767
Kerry Group PLC (c)	255	5,481

		13,958

Holding Companies—Diversified (0.0%)
DCC PLC (c)	75	1,803

Media (0.0%)
Independent News & Media PLC (c)	3,172	9,283

Pharmaceuticals (0.1%)
Elan Corp. PLC (b) (c)	1,261	20,970

Retail (0.0%)
Grafton Group PLC (b) (c)	1,055	13,290

Telecommunications (0.0%)
EirCom Group PLC (c)	1,372	3,814

		319,753

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
ITALY (3.7%)
Aerospace/Defense (0.1%)
Finmeccanica SpA (c)	1,199	$26,597

Auto Manufacturers (0.1%)
Fiat SpA (b) (c)	2,096	27,817

Auto Parts & Equipment (0.0%)
Pirelli & C SpA (c)	6,104	5,306

Banks (1.3%)
Banca Intesa SpA (c)	2,406	13,023
Banca Intesa SpA (c)	13,637	79,559
Banca Monte dei Paschi di Siena SpA (c)	2,931	17,626
Banca Popolare di Milano SCRL (c)	1,712	21,792
Banca Popolare di Verona e Novara	1,427	38,227
SCRL (c)
Banche Popolari Unite Scpa (c)	1,344	34,798
Capitalia SpA (c)	6,037	49,444
Sanpaolo IMI SpA (c)	3,996	70,638
UniCredito Italiano SpA (c)	25,749	201,362

		526,469

Building Materials (0.0%)
Italcementi SpA (c)	59	1,491

Commercial Services (0.1%)
Autostrade SpA (c)	924	25,968

Electric (0.4%)
Enel SpA (c)	14,066	120,997
Terna SpA (c)	5,635	15,019

		136,016

Entertainment (0.0%)
Lottomatica SpA (c)	264	10,002

Financial Services (0.1%)
Banca Fideuram SpA (c)	333	1,937
Mediobanca SpA (c)	1,837	35,931

		37,868

Gas (0.0%)
Snam Rete Gas SpA (c)	4,326	19,006

Healthcare—Products (0.0%)
Luxottica Group SpA (c)	321	8,700

Insurance (0.4%)
Alleanza Assicurazioni SpA (c)	1,822	20,655
Assicurazioni Generali SpA (c)	3,171	115,298
Fondiaria-Sai SpA (c)	150	6,125

Shares or Principal Amount		Value

COMMON STOCKS (continued)
ITALY (continued)
Insurance (continued)
Mediolanum SpA (c)	423	$2,968
Unipol SpA (c)	1,368	3,977

		149,023

Media (0.1%)
Gruppo Editoriale L’Espresso SpA (c)	10	53
Mediaset SpA (c)	2,969	34,976
Seat Pagine Gialle SpA (b) (c)	20,997	9,762

		44,791

Oil & Gas (0.7%)
ENI SpA (c)	8,609	252,843

Retail (0.0%)
Autogrill SpA (c)	224	3,450
Bulgari SpA (c)	846	9,582

		13,032

Telecommunications (0.4%)
TeleCom Italia SpA (c)	18,538	47,839
TeleCom Italia SpA (c)	37,603	104,640
Tiscali SpA (b) (c)	1,731	5,135

		157,614

		1,442,543

JAPAN (23.9%)
Advertising (0.0%)
Dentsu, Inc. (c)	5	13,838

Agriculture (0.2%)
Japan Tobacco, Inc. (c)	16	58,442

Airlines (0.0%)
All Nippon Airways Co., Ltd. (c)	3,000	11,542
Japan Airlines Corp. (c)	1,000	2,509

		14,051

Apparel (0.1%)
Asics Corp. (c)	1,000	10,217
Onward Kashiyama Co., Ltd. (c)	1,000	15,391

		25,608

Auto Manufacturers (1.9%)
Hino Motors Ltd. (c)	1,000	5,823
Honda Motor Co., Ltd. (c)	5,200	165,202
Nissan Motor Co., Ltd. (c)	7,300	79,728
Toyota Motor Corp. (c)	9,600	501,824

		752,577

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Auto Parts & Equipment (0.4%)
Aisin Seiki Co., Ltd. (c)	700	$20,832
Bridgestone Corp. (c)	2,000	38,587
Denso Corp. (c)	1,700	55,663
JTEKT Corp. (c)	400	7,737
NGK Spark Plug Co., Ltd. (c)	1,000	20,119
NOK Corp. (c)	400	11,617
Sumitomo Rubber Industries, Inc. (c)	700	7,711
Toyoda Gosei Co., Ltd. (c)	100	2,010

		164,276

Banks (3.1%)
77 Bank Ltd. (The) (c)	1,000	6,949
Bank of Fukuoka Ltd. (The) (c)	2,000	15,218
Bank of Yokohama Ltd. (The) (c)	5,000	38,638
Chiba Bank Ltd. (The) (c)	3,000	28,061
Gunma Bank Ltd. (The) (c)	1,000	7,443
Hokuhoku Financial Group, Inc. (c)	3,000	12,521
Joyo Bank Ltd. (The) (c)	2,000	12,162
Mitsubishi UFJ Financial Group, Inc. (c)	29	406,591
Mitsui Trust Holdings, Inc. (c)	2,000	23,963
Mizuho Financial Group, Inc. (c)	32	271,435
Nishi-Nippon City Bank Ltd. (The) (c)	2,000	9,588
Resona Holdings, Inc. (b) (c)	15	47,381
Sapporo Hokuyo Holdings, Inc. (c)	1	10,562
Shinsei Bank Ltd. (c)	4,000	25,356
Shizuoka Bank Ltd. (The) (c)	2,000	21,585
Sumitomo Mitsui Financial Group, Inc. (c)	20	211,834
Sumitomo Trust & Banking Co., Ltd. (The) (c)	4,000	43,800
Suruga Bank Ltd. (c)	1,000	13,543

		1,206,630

Beverages (0.2%)
Asahi Breweries Ltd. (c)	1,500	21,057
Ito En Ltd. (c)	300	10,969
Kirin Brewery Co., Ltd. (c)	3,000	47,202

		79,228

Building Materials (0.3%)
Asahi Glass Co., Ltd. (c)	3,000	38,083
Daikin Industries Ltd. (c)	700	24,270
JS Group Corp. (c)	700	14,718

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Building Materials (continued)
Matsushita Electric Works Ltd. (c)	1,000	$11,126
Nippon Sheet Glass Co., Ltd. (c)	2,000	11,131
Sanwa Shutter Corp. (c)	1,000	5,893
Sumitomo Osaka Cement Co., Ltd. (c)	2,000	6,160
Taiheiyo Cement Corp. (c)	4,000	14,765

		126,146

Chemicals (0.9%)
Asahi Kasei Corp. (c)	4,000	26,163
Dainippon Ink & Chemicals, Inc. (c)	3,000	11,281
Denki Kagaku Kogyo KK (c)	1,000	4,165
Hitachi Chemical Co., Ltd. (c)	200	5,247
JSR Corp. (c)	700	17,722
Kaneka Corp. (c)	1,000	9,094
Mitsubishi Chemical Holdings Corp. (b) (c)	3,500	21,886
Mitsubishi Gas Chemical Co., Inc. (c)	1,000	11,505
Mitsui Chemicals, Inc. (c)	3,000	19,609
Nippon Shokubai Co., Ltd. (c)	1,000	12,249
Nissan Chemical Industries Ltd. (c)	1,000	12,498
Nitto Denko Corp. (c)	500	35,629
Shin-Etsu Chemical Co., Ltd. (c)	1,200	65,280
Showa Denko KK (c)	4,000	17,808
Sumitomo Chemical Co., Ltd. (c)	5,000	41,728
Tokuyama Corp. (c)	1,000	14,882
Tosoh Corp. (c)	2,000	7,977
Ube Industries Ltd. (c)	4,000	11,581
Zeon Corp. (c)	1,000	11,931

		358,235

Commercial Services (0.3%)
Benesse Corp. (c)	100	3,452
Dai Nippon Printing Co., Ltd. (c)	2,000	30,929
Goodwill Group, Inc. (The) (c)	7	5,180
KK Davinci Advisors (c)	5	4,951
Meitec Corp. (c)	200	6,522
Park24 Co., Ltd. (c)	300	8,862
Secom Co., Ltd. (c)	1,000	47,278
TIS, Inc. (c)	200	5,597
Toppan Printing Co., Ltd. (c)	2,000	22,586

		135,357

Computers (0.2%)
CSK Holdings Corp. (c)	200	9,132
Fujitsu Ltd. (c)	6,000	46,509

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Computers (continued)
NET One Systems Co., Ltd. (c)	3	$5,597
Obic Co., Ltd. (c)	10	2,020
TDK Corp. (c)	400	30,334

		93,592

Cosmetics/Personal Care (0.2%)
Aderans Co., Ltd. (c)	200	5,397
Kao Corp. (c)	2,000	52,360
Shiseido Co., Ltd. (c)	1,000	19,624
Uni-Charm Corp. (c)	200	11,059

		88,440

Distribution/Wholesale (0.8%)
Hitachi High — Technologies Corp. (c)	100	3,047
Itochu Corp. (c)	5,000	44,012
Marubeni Corp. (c)	5,000	26,723
Mitsubishi Corp. (c)	4,500	90,144
Mitsui & Co., Ltd. (c)	6,000	84,848
Sojitz Corp. (b) (c)	1,800	7,119
Sumitomo Corp. (c)	3,000	39,668
Toyota Tsusho Corp. (c)	1,000	24,035

		319,596

Electric (0.8%)
Chubu Electric Power Co., Inc. (c)	2,200	59,433
Electric Power Development Co (c)	600	22,872
Hokkaido Electric Power Co, Inc. (c)	400	9,499
Kansai Electric Power Co., Inc. (The) (c)	2,400	53,713
Kyushu Electric Power Co., Inc. (c)	1,100	25,583
Tohoku Electric Power Co., Inc. (c)	1,200	26,317
Tokyo Electric Power Co., Inc. (The) (c)	3,900	107,775

		305,192

Electrical Components & Equipment (0.9%)
Casio Computer Co., Ltd. (c)	800	15,293
Fujikura Ltd. (c)	1,000	11,041
Furukawa Electric Co., Ltd. (c)	3,000	19,428
Hitachi Ltd. (c)	11,000	72,686
Mitsubishi Electric Corp. (c)	6,000	48,105
Sanyo Electric Co., Ltd. (b) (c)	6,000	12,900
Sharp Corp. (c)	3,000	47,435
Stanley Electric Co., Ltd. (c)	300	6,204

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Electrical Components & Equipment (continued)
Sumitomo Electric Industries Ltd. (c)	2,000	$29,300
Toshiba Corp. (c)	10,000	65,306
Ushio, Inc. (c)	200	4,229

		331,927

Electronics (1.2%)
Advantest Corp. (c)	300	30,685
Alps Electric Co., Ltd. (c)	700	8,753
Dainippon Screen Manufacturing Co., Ltd. (c)	1,000	9,154
Fanuc Ltd. (c)	700	62,888
Hirose Electric Co., Ltd. (c)	100	12,156
Hoya Corp. (c)	1,600	56,970
Ibiden Co., Ltd. (c)	500	24,064
Keyence Corp. (c)	100	25,520
Kyocera Corp. (c)	600	46,545
Minebea Co., Ltd. (c)	2,000	10,908
Mitsumi Electric Co., Ltd. (c)	500	5,917
Murata Manufacturing Co., Ltd. (c)	700	45,491
NEC Corp. (c)	7,000	37,341
NGK Insulators Ltd. (c)	1,000	11,711
Nippon Electric Glass Co., Ltd. (c)	1,000	20,038
Omron Corp. (c)	600	15,271
Taiyo Yuden Co., Ltd. (c)	1,000	12,693
Tokyo Seimitsu Co., Ltd. (c)	100	5,192
Yaskawa Electric Corp. (c)	1,000	11,655
Yokogawa Electric Corp. (c)	800	11,429

		464,381

Engineering & Construction (0.3%)
Chiyoda Corp. (c)	1,000	20,463
JGC Corp. (c)	1,000	17,219
Kajima Corp. (c)	4,000	18,359
Nishimatsu Construction Co., Ltd. (c)	2,000	7,461
Obayashi Corp. (c)	3,000	20,635
Shimizu Corp. (c)	2,000	11,197
Taisei Corp. (c)	4,000	14,616

		109,950

Entertainment (0.2%)
Nintendo Co., Ltd. (c)	400	67,221
Oriental Land Co., Ltd. (c)	100	5,631
Toho Co., Ltd. (c)	200	4,004

		76,856

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Environmental Control (0.0%)
Kurita Water Industries Ltd. (c)	200	$4,110

Financial Services (1.0%)
Acom Co., Ltd. (c)	180	9,770
Aeon Credit Service Co., Ltd. (c)	400	9,741
Aiful Corp. (c)	250	13,339
Credit Saison Co., Ltd. (c)	600	28,434
Daiwa Securities Group, Inc. (c)	5,000	59,589
Mitsubishi UFJ Securities Co. (c)	1,000	12,972
Nikko Cordial Corp. (c)	2,500	31,945
Nomura Holdings, Inc. (c)	5,700	107,067
ORIX Corp. (c)	270	65,895
Promise Co., Ltd. (c)	300	17,385
Shinko Securities Co., Ltd. (c)	1,000	4,237
Takefuji Corp. (c)	420	25,039

		385,413

Food (0.3%)
Ajinomoto Co., Inc. (c)	2,000	22,173
Katokichi Co., Ltd. (c)	900	9,062
Kikkoman Corp. (c)	1,000	12,465
Meiji Dairies Corp. (b) (c)	1,000	6,984
Nichirei Corp. (c)	2,000	10,710
Nippon Meat Packers, Inc. (c)	1,000	11,596
Nisshin Seifun Group, Inc. (c)	1,000	11,162
Nissin Food Products Co., Ltd. (c)	200	7,065
Toyo Suisan Kaisha Ltd. (c)	1,000	15,668
Yakult Honsha Co., Ltd. (c)	200	5,432

		112,317

Forest Products & Paper (0.1%)
Nippon Paper Group, Inc. (c)	4	16,361
OJI Paper Co., Ltd. (c)	3,000	17,071

		33,432

Gas (0.2%)
Osaka Gas Co., Ltd. (c)	8,000	25,730
Tokyo Gas Co., Ltd. (c)	8,000	37,709

		63,439

Hand/Machine Tools (0.2%)
Fuji Electric Holdings Co., Ltd. (c)	1,000	5,238
Makita Corp. (c)	200	6,308
Nidec Corp. (c)	300	21,527
OSG Corp. (c)	100	1,685
SMC Corp. (c)	200	28,339

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Hand/Machine Tools (continued)
THK Co., Ltd. (c)	300	$8,960

		72,057

Healthcare—Products (0.1%)
Terumo Corp. (c)	700	23,384

Home Builders (0.2%)
Daiwa House Industry Co., Ltd. (c)	2,000	31,988
Haseko Corp. (b) (c)	1,500	5,103
Sekisui Chemical Co., Ltd. (c)	1,000	8,641
Sekisui House Ltd. (c)	2,000	27,450

		73,182

Home Furnishings (0.8%)
Matsushita Electric Industrial Co., Ltd. (c)	7,000	147,817
Pioneer Corp. (c)	700	11,279
Sony Corp. (c)	3,400	149,932
Yamaha Corp. (c)	400	7,522

		316,550

Household Products (0.0%)
TOTO Ltd. (c)	1,000	9,548

Insurance (0.6%)
Millea Holdings, Inc. (c)	5	93,091
Mitsui Sumitomo Insurance Co., Ltd. (c)	4,000	50,182
Sompo Japan Insurance, Inc. (c)	3,000	41,873
T&D Holdings, Inc. (c)	750	60,474

		245,620

Internet (0.4%)
eAccess Ltd. (c)	8	5,243
Index Holdings (c)	5	4,950
Matsui Securities Co., Ltd. (c)	500	4,744
Rakuten, Inc. (c)	18	10,726
SBI E*trade Securities Co., Ltd. (c)	4	5,343
SBI Holdings, Inc. (c)	31	13,709
Softbank Corp. (c)	2,400	53,824
Trend Micro, Inc. (c)	500	16,883
Yahoo! Japan Corp. (c)	45	23,853

		139,275

Iron/Steel (0.7%)
Daido Steel Co., Ltd. (c)	1,000	7,860
JFE Holdings, Inc. (c)	1,800	76,437

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Iron/Steel (continued)
Kobe Steel Ltd. (c)	8,000	$25,050
Nippon Steel Corp. (c)	22,000	83,383
Nisshin Steel Co., Ltd. (c)	2,000	6,440
Sumitomo Metal Industries Ltd. (c)	13,000	53,720
Tokyo Steel Manufacturing Co., Ltd. (c)	300	6,575

		259,465

Leisure (0.2%)
Namco Bandai Holdings, Inc. (b) (c)	800	12,189
Round One Corp. (c)	1	3,574
Sankyo Co., Ltd. (c)	100	6,348
Sega Sammy Holdings, Inc. (c)	500	18,542
Shimano , Inc. (c)	100	3,059
Yamaha Motor Co., Ltd. (c)	700	18,344

		62,056

Machinery—Construction & Mining (0.2%)
Hitachi Construction Machinery Co., Ltd. (c)	400	9,652
Komatsu Ltd. (c)	3,000	59,707

		69,359

Machinery—Diversified (0.3%)
Amada Co., Ltd. (c)	1,000	10,502
Daifuku Co., Ltd. (b) (c)	500	8,260
Ebara Corp. (c)	2,000	8,548
Japan Steel Works Ltd. (The) (c)	2,000	13,718
Kubota Corp. (c)	3,000	28,547
Sumitomo Heavy Industries Ltd. (c)	2,000	18,483
Toyota Industries Corp. (c)	600	23,723

		111,781

Media (0.0%)
Fuji Television Network, Inc. (c)	1	2,221

Metal Fabricate/Hardware (0.1%)
NSK Ltd. (c)	2,000	16,607
NTN Corp. (c)	2,000	15,847

		32,454

Mining (0.2%)
Dowa Mining Co., Ltd. (c)	1,000	8,890
Mitsubishi Materials Corp. (c)	4,000	17,112
Mitsui Mining & Smelting Co., Ltd. (c)	2,000	11,837

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Mining (continued)
Sumitomo Metal Mining Co., Ltd. (c)	2,000	$26,212
Toho Titanium Co., Ltd. (c)	41	2,220

		66,271

Miscellaneous Manufacturing (0.5%)
Amano Corp. (c)	500	7,439
Arrk Corp. (c)	200	4,714
Fuji Photo Film Co., Ltd. (c)	1,700	57,081
Ishikawajima-Harima Heavy Industries Co., Ltd. (c)	4,000	12,672
Kawasaki Heavy Industries Ltd. (c)	5,000	16,850
Konica Minolta Holdings, Inc. (c)	2,000	25,311
Mitsubishi Heavy Industries Ltd. (c)	10,000	43,213
Nikon Corp. (c)	1,000	17,498
Olympus Corp. (c)	1,000	26,747

		211,525

Office/Business Equipment (0.6%)
Canon , Inc. (c)	3,750	183,817
Ricoh Co., Ltd. (c)	2,000	39,241
Seiko Epson Corp. (c)	500	13,617

		236,675

Oil & Gas (0.3%)
Inpex Holdings , Inc. (b)	3	26,481
Nippon Mining Holdings, Inc. (c)	3,000	25,327
Nippon Oil Corp. (c)	5,000	36,592
Showa Shell Sekiyu KK (c)	800	9,400
TonenGeneral Sekiyu KK (c)	1,000	10,287

		108,087

Packaging & Containers (0.0%)
Toyo Seikan Kaisha Ltd. (c)	300	5,448

Pharmaceuticals (1.1%)
Astellas Pharma, Inc. (c)	1,900	69,856
Chugai Pharmaceutical Co., Ltd. (c)	1,000	20,423
Daiichi Sankyo Co., Ltd. (b) (c)	2,400	66,063
Eisai Co., Ltd. (c)	900	40,546
Kaken Pharmaceutical Co., Ltd. (c)	1,000	7,507
Kyowa Hakko Kogyo Co., Ltd. (c)	2,000	13,484
Mediceo Paltac Holdings Co., Ltd. (c)	400	7,144
Santen Pharmaceutical Co., Ltd. (c)	100	2,378
Shionogi & Co., Ltd. (c)	1,000	17,858

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Pharmaceuticals (continued)
Suzuken Co., Ltd. (c)	200	$7,936
Takeda Pharmaceutical Co., Ltd. (c)	3,100	193,001

		446,196

Real Estate (0.6%)
Daito Trust Construction Co., Ltd. (c)	200	11,097
Leopalace21 Corp. (c)	300	10,336
Mitsubishi Estate Co., Ltd. (c)	4,000	85,140
Mitsui Fudosan Co., Ltd. (c)	3,000	65,210
Sumitomo Realty & Development Co., Ltd. (c)	1,000	24,680
Tokyo Tatemono Co., Ltd. (c)	1,000	10,727
Tokyu Land Corp. (c)	2,000	15,584

		222,774

Real Estate Investment Trusts (0.1%)
Japan Real Estate Investment Corp. (c)	2	17,823
Nippon Building Fund, Inc. (c)	2	19,382

		37,205

Retail (0.9%)
Aeon Co., Ltd. (c)	2,100	46,144
Aoyama Trading Co., Ltd. (c)	100	3,133
Citizen Watch Co., Ltd. (c)	1,500	13,576
Daimaru, Inc. (c)	1,000	13,241
EDION Corp. (c)	100	1,989
FamilyMart Co., Ltd. (c)	300	8,652
Fast Retailing Co., Ltd. (c)	100	8,186
Isetan Co., Ltd. (c)	700	11,924
Lawson, Inc. (c)	300	10,935
Marui Co., Ltd. (c)	1,200	18,719
Mitsukoshi Ltd. (c)	2,000	9,152
Nitori Co., Ltd. (c)	150	7,301
Ryohin Keikaku Co., Ltd. (c)	100	8,224
Seven & I Holdings Co., Ltd. (c)	2,600	85,740
Shimachu Co., Ltd. (c)	300	7,845
Shimamura Co., Ltd. (c)	100	10,974
Skylark Co., Ltd. (c)	100	2,189
Takashimaya Co., Ltd. (c)	1,000	12,560
UNY Co., Ltd. (c)	1,000	14,751
USS Co., Ltd. (c)	130	8,592
Yamada Denki Co., Ltd. (c)	300	30,571

		334,398

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Semiconductors (0.3%)
Elpida Memory, Inc. (b) (c)	200	$7,527
Rohm Co., Ltd. (c)	300	26,853
Sanken Electric Co., Ltd. (c)	1,000	12,715
Shinko Electric Industries (c)	100	2,901
Sumco Corp. (c)	200	11,413
Tokyo Electron Ltd. (c)	600	41,934

		103,343

Shipbuilding (0.0%)
Mitsui Engineering & Shipbuilding Co., Ltd. (c)	3,000	9,195

Software (0.1%)
FUJI SOFT , Inc. (c)	200	6,615
Konami Corp. (c)	400	8,834
Nomura Research Institute Ltd. (c)	100	12,373

		27,822

Storage & Warehousing (0.0%)
Mitsubishi Logistics Corp. (c)	1,000	15,637

Telecommunications (0.6%)
KDDI Corp. (c)	9	55,399
Nippon TeleGraph & Telephone Corp. (c)	17	83,018
NTT Data Corp. (c)	4	17,358
NTT DoCoMo, Inc. (c)	61	89,261
Oki Electric Industry Co., Ltd. (c)	3,000	7,070

		252,106

Textiles (0.3%)
Kuraray Co., Ltd. (c)	1,500	16,793
Mitsubishi Rayon Co., Ltd. (c)	2,000	16,299
Nisshinbo Industries, Inc. (c)	1,000	10,944
Teijin Ltd. (c)	3,000	19,067
Toray Industries, Inc. (c)	5,000	43,399
Toyobo Co., Ltd. (c)	3,000	8,505

		115,007

Transportation (0.9%)
Central Japan Railway Co. (c)	6	59,788
East Japan Railway Co. (c)	11	81,795
Kawasaki Kisen Kaisha Ltd. (c)	2,000	11,578
Keihin Electric Express Railway Co., Ltd. (c)	1,000	7,081
Keio Corp. (c)	1,000	6,482
Kintetsu Corp. (c)	4,000	13,343

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
JAPAN (continued)
Transportation (continued)
Mitsui OSK Lines Ltd. (c)	4,000	$27,243
Nippon Express Co., Ltd. (c)	2,000	10,823
Nippon Yusen KK (c)	4,000	26,037
Odakyu Electric Railway Co., Ltd. (c)	1,000	6,448
Tobu Railway Co., Ltd. (c)	4,000	19,082
Tokyu Corp. (c)	4,000	23,402
West Japan Railway Co. (c)	7	29,031
Yamato Holdings Co., Ltd. (c)	2,000	35,496

		357,629

Venture Capital (0.0%)
Jafco Co., Ltd. (c)	100	6,017

		9,295,320

LUXEMBURG (0.2%)
Iron/Steel (0.2%)
Arcelor (c)	1,838	88,943

NETHERLANDS (4.6%)
Aerospace/Defense (0.1%)
European Aeronautic Defence and Space Co NV (c)	1,012	29,027

Banks (0.4%)
ABN AMRO Holding NV (c)	5,942	162,708

Beverages (0.1%)
Heineken NV (c)	711	30,122

Biotechnology (0.0%)
Qiagen NV (b) (c)	447	6,054

Building Materials (0.0%)
James Hardie Industries NV (c)	1,163	6,636

Chemicals (0.2%)
Akzo Nobel NV (c)	999	53,804
Koninklijke DSM NV (c)	617	25,667

		79,471

Commercial Services (0.1%)
Randstad Holdings NV (c)	109	6,386
Vedior NV (c)	716	15,025

		21,411

Computers (0.0%)
Getronics NV (c)	680	7,303

Shares or Principal Amount		Value

COMMON STOCKS (continued)
NETHERLANDS (continued)
Distribution/Wholesale (0.0%)
Buhrmann NV (c)	228	$3,305
Hagemeyer NV (b) (c)	2,321	10,691

		13,996

Electronics (0.3%)
Koninklijke Philips Electronics NV (c)	4,163	129,675

Financial Services (0.1%)
Euronext NV (c)	333	31,243

Food (0.5%)
Koninklijke Ahold NV (b) (c)	5,621	48,671
Royal NumiCo NV (b) (c)	644	28,883
Unilever NV (c)	5,619	127,238

		204,792

Insurance (0.8%)
Aegon NV (c)	4,679	79,867
ING GRDoep NV (c)	6,191	243,016

		322,883

Media (0.2%)
Reed Elsevier NV (c)	2,690	40,314
Wolters Kluwer NV (c)	1,127	26,602

		66,916

Office/Business Equipment (0.0%)
OCE NV (c)	62	910

Oil & Gas (1.2%)
Royal Dutch Shell PLC (c)	13,109	440,551

Oil & Gas Services (0.1%)
FuGro NV (c)	107	4,609
SBM Offshore NV (c)	612	16,286

		20,895

Real Estate Investment Trusts (0.1%)
Corio NV (c)	67	4,167
RodamCo Europe NV (c)	197	19,303
Wereldhave NV (c)	69	6,702

		30,172

Semiconductors (0.1%)
ASML Holding NV (b) (c)	1,782	36,029

Telecommunications (0.2%)
Royal KPN NV (c)	6,568	73,802

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
NETHERLANDS (continued)
Transportation (0.1%)
TNT NV (c)	1,478	$52,874

		1,767,470

NEW ZEALAND (0.1%)
Building Materials (0.0%)
Fletcher Building Ltd. (c)	1,431	7,974

Electric (0.0%)
Contact Energy Ltd. (c)	48	208

Financial Services (0.0%)
Tower Ltd. (b) (c)	683	1,431

Healthcare—Products (0.0%)
Fisher & Paykel Healthcare Corp. (c)	1,642	4,316

Lodging (0.0%)
Sky City Entertainment Group Ltd. (c)	68	224

Real Estate (0.0%)
Kiwi Income Property Trust (c)	7,834	6,532

Telecommunications (0.1%)
TeleCom Corp. of New Zealand Ltd. (c)	7,976	19,643

		40,328

NORWAY (0.8%)
Banks (0.1%)
DNB NOR ASA (c)	2,200	27,358

Chemicals (0.0%)
Yara International ASA (c)	400	5,334

Engineering & Construction (0.0%)
Aker Kvaerner ASA (c)	41	3,850

Environmental Control (0.0%)
Tomra Systems ASA (c)	800	6,491

Food (0.1%)
Orkla ASA (c)	750	34,731

Forest Products & Paper (0.0%)
Norske Skogindustrier ASA (c)	300	4,397

Insurance (0.0%)
Storebrand ASA (c)	1,000	10,326

Shares or Principal Amount		Value

COMMON STOCKS (continued)
NORWAY (continued)
Oil & Gas (0.4%)
DET Norske Oljeselskap (c)	4,240	$8,517
Norsk Hydro ASA (c)	2,570	68,191
SeaDrill Ltd. (c)	445	5,873
Statoil ASA (c)	2,100	59,887

		142,468

Oil & Gas Services (0.1%)
Ocean RIG ASA (c)	1,068	7,505
Petroleum Geo-Services ASA (b) (c)	250	15,152
ProSafe ASA (c)	200	12,220
TGS Nopec Geophysical Co ASA (c)	304	5,390

		40,267

Telecommunications (0.1%)
Tandberg ASA (c)	700	5,787
Tandberg Television ASA (b) (c)	400	6,633
Telenor ASA (c)	2,200	26,591

		39,011

Transportation (0.0%)
Petrojarl ASA	250	1,647

		315,880

PORTUGAL (0.3%)
Banks (0.1%)
Banco BPI SA (c)	1,680	12,775
Banco Comercial Portugues SA (c)	8,180	23,236
Banco Espirito Santo SA (c)	348	4,690

		40,701

Building Materials (0.0%)
Cimpor Cimentos de Portugal SA (c)	114	759
Sonae Industria SGPS SA (b) (c)	236	2,031

		2,790

Commercial Services (0.0%)
Brisa-Auto Estradas de Portugal SA (c)	904	9,418

Electric (0.1%)
Energias de Portugal SA (c)	7,398	29,094

Retail (0.0%)
Sonae SGPS SA (c)	3,052	4,564

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
PORTUGAL (continued)
Telecommunications (0.1%)
Portugal TeleCom SGPS SA (c)	2,303	$27,790
PT Multimedia Servicos SA (c)	4	46

		27,836

		114,403

SINGAPORE (0.8%)
Airlines (0.0%)
Singapore Airlines Ltd. (c)	1,000	8,025

Banks (0.4%)
DBS Group Holdings Ltd. (c)	4,000	45,712
Oversea — Chinese Banking Corp. (c)	10,000	41,719
United Overseas Bank Ltd. (c)	4,000	39,393

		126,824

Engineering & Construction (0.0%)
Sembcorp. Industries Ltd. (c)	2,000	4,101
Singapore Technologies Engineering Ltd. (c)	3,000	5,489

		9,590

Financial Services (0.0%)
Singapore Exchange Ltd. (c)	4,000	8,878

Food (0.0%)
Olam International Ltd. (c)	5,000	4,558

Holding Companies—Diversified (0.0%)
Keppel Corp. Ltd. (c)	2,000	18,606

Media (0.0%)
Singapore Press Holdings Ltd. (c)	7,000	18,232

Oil & Gas (0.0%)
Singapore Petroleum Co., Ltd. (c)	1,000	3,198

Real Estate (0.2%)
CapitaLand Ltd. (c)	5,000	14,271
City Developments Ltd. (c)	1,000	5,932
Keppel Land Ltd. (c)	2,000	5,124
UOL Group Ltd. (c)	4,000	7,247
Wing Tai Holdings Ltd. (c)	5,000	4,499

		37,073

Semiconductors (0.0%)
Chartered SemiConductor Manufacturing Ltd. (b) (c)	7,000	6,070
STATS ChipPAC Ltd. (b) (c)	8,000	5,085

		11,155

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SINGAPORE (continued)
Shipbuilding (0.0%)
Sembcorp. Marine Ltd. (c)	4,000	$7,601

Telecommunications (0.2%)
Singapore TeleCommunications Ltd. (c)	23,000	36,953

Transportation (0.0%)
ComfortDelGro Corp. Ltd. (c)	3,000	2,903
CosCo Corp. Singapore Ltd. (c)	8,000	6,390

		9,293

		299,986

SPAIN (3.8%)
Advertising (0.0%)
Telefonica Publicidad e Informacion SA (c)	166	1,796

Agriculture (0.1%)
Altadis SA (c)	1,004	47,403

Airlines (0.0%)
Iberia Lineas Aereas de Espana (c)	2,795	7,210

Banks (1.6%)
Banco Bilbao Vizcaya Argentaria SA (c)	11,638	239,451
Banco Popular Espanol SA (c)	3,177	47,365
Banco Santander Central Hispano SA (c)	19,815	289,511

		576,327

Biotechnology (0.0%)
Zeltia SA (b) (c)	548	4,026

Commercial Services (0.1%)
Abertis Infraestructuras SA (c)	581	13,598
Cintra Concesiones de Infraestructuras de Transporte SA (c)	1,011	13,198

		26,796

Computers (0.0%)
Indra Sistemas SA (c)	651	12,771

Electric (0.7%)
Endesa SA (c)	3,089	107,315
Iberdrola SA (c)	2,875	98,931
Union Fenosa SA (c)	389	15,060

		221,306

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SPAIN (continued)
Electrical Components & Equipment (0.0%)
Gamesa Corp. Tecnologica SA (c)	742	$15,879

Engineering & Construction (0.2%)
Acciona SA (c)	94	14,583
ACS, Actividades de Construccion y Servicios SA (c)	950	39,583
Fomento de Construcciones y Contratas SA (c)	96	7,294
Grupo Ferrovial SA (c)	273	20,817
Sacyr Vallehermoso SA (c)	251	8,381

		90,658

Food (0.0%)
Ebro Puleva SA (c)	519	10,648

Gas (0.0%)
Gas Natural SDG SA (c)	451	13,771

Insurance (0.0%)
Corp. Mapfre SA (c)	148	2,733

Iron & Steel (0.0%)
Acerinox SA (c)	886	15,363

Lodging (0.0%)
NH Hoteles SA (c)	497	8,907

Media (0.0%)
Antena 3 Television SA (c)	405	9,250
Promotora de Informaciones SA (c)	113	1,812
Sogecable SA (b) (c)	219	6,294

		17,356

Oil & Gas (0.3%)
Repsol YPF SA	3,247	92,977

Real Estate (0.0%)
Fadesa Inmobiliaria SA (c)	70	2,397
Inmobiliaria Colonial (c)	40	3,176
Metrovacesa SA (c)	145	13,092

		18,665

Retail (0.1%)
Inditex SA (c)	632	26,641

Telecommunications (0.7%)
Telefonica SA (c)	14,719	244,641

Water (0.0%)
Sociedad General de Aguas de Barcelona SA (c)	28	777

		1,456,651

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWEDEN (2.3%)
Agriculture (0.1%)
Swedish Match AB (c)	1,400	$22,558

Auto Manufacturers (0.0%)
Scania AB (c)	200	9,086

Banks (0.6%)
Nordea Bank AB (c)	7,500	89,460
Skandinaviska Enskilda Banken AB (c)	1,800	42,888
Svenska Handelsbanken (c)	1,900	48,963

		181,311

Commercial Services (0.1%)
Securitas AB (c)	1,200	23,021

Cosmetics/Personal Care (0.0%)
Oriflame Cosmetics SA (c)	50	1,664

Engineering & Construction (0.1%)
Skanska AB (c)	1,600	24,675

Financial Services (0.0%)
D Carnegie AB (c)	400	7,323
OMX AB (c)	200	3,574

		10,897

Forest Products & Paper (0.1%)
Holmen AB (c)	100	4,036
Svenska Cellulosa AB (c)	700	28,910

		32,946

Hand/Machine Tools (0.1%)
Sandvik AB (c)	4,000	46,562

Healthcare—Products (0.0%)
Elekta AB (c)	200	3,387
Getinge AB (c)	400	6,806

		10,193

Healthcare—Services (0.0%)
Capio AB (b) (c)	100	1,795

Home Furnishings (0.0%)
Electrolux AB (c)	1,100	15,873
Nobia AB (c)	45	1,462

		17,335

Household Products (0.0%)
Husqvarna AB	1,100	13,264

Iron/Steel (0.0%)
Ssab Svenskt Stal AB (c)	900	17,918

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWEDEN (continued)
Machinery—Construction & Mining (0.1%)
Atlas Copco AB (c)	1,200	$33,427
Atlas Copco AB (c)	600	15,619

		49,046

Machinery—Diversified (0.1%)
Volvo AB (c)	200	9,649
Volvo AB (c)	800	39,325

		48,974

Media (0.0%)
Eniro AB (c)	800	8,414
Modern Times Group AB (c)	100	5,590

		14,004

Metal Fabricate/Hardware (0.1%)
Assa Abloy AB (c)	1,200	20,187
SKF AB (c)	1,600	25,242

		45,429

Mining (0.0%)
Boliden AB (c)	938	17,254

Miscellaneous Manufacturing (0.0%)
Alfa Laval AB (c)	200	6,014

Oil & Gas (0.0%)
Lundin Petroleum AB (b) (c)	800	9,686

Real Estate (0.0%)
Castellum AB (c)	33	338
Fabege AB (c)	500	9,313
Kungsleden AB (c)	150	1,759
Wihlborgs Fastigheter AB (c)	317	5,455

		16,865

Real Estate Investment Trusts (0.0%)
Suntec Real Estate Investment Trust (c)	8,000	6,268

Retail (0.3%)
Hennes & Mauritz AB (c)	1,700	65,848

Software (0.0%)
Telelogic AB (c)	2,000	4,438

Telecommunications (0.6%)
Tele2 AB (c)	1,300	13,139
Telefonaktiebolaget LM Ericsson (c)	50,000	165,065
TeliaSonera AB (c)	6,000	34,043

		212,247

		909,298

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWITZERLAND (6.7%)
Building Materials (0.2%)
Geberit AG (b) (c)	10	$11,561
Holcim Ltd. (c)	736	56,438

		67,999

Chemicals (0.3%)
Ciba Specialty Chemicals AG (c)	305	17,008
Clariant AG (b) (c)	577	8,172
Givaudan (c)	24	18,877
Lonza Group AG (c)	196	13,421
Syngenta AG (b) (c)	394	52,181

		109,659

Commercial Services (0.1%)
Adecco SA (c)	491	29,012
SGS SA (c)	11	10,443

		39,455

Computers (0.0%)
Logitech International SA (b) (c)	213	8,237

Engineering & Construction (0.2%)
ABB Ltd. (b) (c)	6,587	85,550

Financial Services (1.6%)
Credit Suisse Group (c)	4,073	227,306
UBS AG (c)	3,464	379,296

		606,602

Food (1.1%)
Nestle SA (c)	1,358	425,870

Hand/Machine Tools (0.0%)
Schindler Holding AG (c)	92	4,759

Healthcare—Products (0.1%)
Nobel Biocare Holding AG (c)	94	22,287
Phonak Holding AG (c)	101	6,311
Straumann Holding AG (c)	13	3,319
Synthes, Inc. (c)	192	23,125

		55,042

Insurance (0.5%)
Swiss Reinsurance (c)	1,158	80,816
Zurich Financial Services AG (b) (c)	493	107,960

		188,776

Leisure (0.0%)
Kuoni Reisen Holding (b) (c)	4	2,242

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
SWITERLAND (continued)
Machinery—Diversified (0.0%)
Rieter Holding AG (c)	4	$1,537
SIG Holding AG (b) (c)	39	8,578

		10,115

Miscellaneous Manufacturing (0.0%)
Sulzer AG (c)	8	5,993

Pharmaceuticals (2.2%)
Novartis AG (c)	7,921	427,592
Roche Holding AG (c)	2,391	394,658
Serono SA (c)	23	15,835

		838,085

Real Estate (0.0%)
PSP Swiss Property AG (b) (c)	66	3,410

Retail (0.3%)
Compagnie Financiere Richemont AG (c)	1,682	76,875
Swatch Group AG (c)	52	1,813
Swatch Group AG (c)	139	23,431

		102,119

Semiconductors (0.0%)
Micronas SemiConductor Hold (b) (c)	5	135
Unaxis Holding AG (b) (c)	29	8,053

		8,188

Telecommunications (0.1%)
Kudelski SA (c)	2	48
SwissCom AG (c)	76	25,004

		25,052

Transportation (0.0%)
Kuehne & Nagel International AG (c)	134	9,776

		2,596,929

UNITED KINGDOM (22.6%)
Advertising (0.1%)
Aegis Group PLC (c)	1,008	2,422
WPP Group PLC (c)	4,321	52,227

		54,649

Aerospace/Defense (0.3%)
BAE Systems PLC (c)	11,375	77,701
Cobham PLC (c)	2,409	7,427

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Aerospace/Defense (continued)
Meggitt PLC (c)	710	$4,184
Rolls-Royce Group PLC (c)	5,729	43,812

		133,124

Agriculture (0.6%)
British American Tobacco PLC (c)	5,164	130,001
Gallaher Group PLC (c)	2,451	38,281
Imperial Tobacco Group PLC (c)	2,368	73,027

		241,309

Airlines (0.0%)
British Airways PLC (b) (c)	2,433	15,411

Apparel (0.0%)
Burberry Group PLC (c)	1,042	8,276

Auto Parts & Equipment (0.0%)
GKN PLC (c)	3,145	15,848

Banks (4.3%)
Barclays PLC (c)	21,532	244,066
HBOS PLC (c)	12,748	221,206
HSBC Holdings PLC (c)	38,054	669,496
Lloyds TSB Group PLC (c)	18,859	184,724
Royal Bank of Scotland Group PLC (c)	10,651	349,583

		1,669,075

Beverages (0.6%)
Diageo PLC (c)	9,509	159,698
SABMiller PLC (c)	2,819	50,743
Scottish & Newcastle PLC (c)	3,180	29,939

		240,380

Building Materials (0.1%)
Hanson PLC (c)	2,794	33,910
Travis Perkins PLC (c)	226	6,316

		40,226

Chemicals (0.2%)
BOC Group PLC (c)	1,569	45,867
Imperial Chemical Industries PLC (c)	4,268	28,573
Johnson Matthey PLC (c)	566	13,865

		88,305

Commercial Services (0.3%)
AgGreko PLC (c)	5	27
Brambles Industries PLC (c)	2,892	22,983

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Commercial Services (continued)
Bunzl PLC (c)	789	$8,992
Capita Group PLC (c)	2,702	23,035
Davis Service Group PLC (c)	25	218
De La Rue PLC (c)	249	2,512
Group 4 Securicor PLC (c)	2,950	9,135
Hays PLC (c)	6,209	15,478
Intertek Group PLC (c)	203	2,623
Michael Page International PLC (c)	447	2,894
Rank Group PLC (c)	3,105	11,439
Rentokil Initial PLC (c)	7,761	22,367
Serco Group PLC (c)	795	4,698

		126,401

Computers (0.0%)
LogicaCMG PLC (c)	2,457	7,918

Distribution/Wholesale (0.2%)
Inchcape PLC (c)	1,548	13,498
Wolseley PLC (c)	2,194	48,294

		61,792

Electric (0.6%)
International Power PLC (c)	5,716	30,018
National Grid PLC (c)	8,722	94,231
Scottish & Southern Energy PLC (c)	2,682	57,034
Scottish Power PLC (c)	5,403	58,196

		239,479

Electronics (0.0%)
ElectroComponents PLC (c)	504	2,155

Engineering & Construction (0.2%)
Amec PLC (c)	1,521	8,938
BAA PLC (c)	3,945	68,196
Balfour Beatty PLC (c)	734	4,652

		81,786

Entertainment (0.2%)
EMI Group PLC (c)	3,302	18,510
Ladbrokes PLC (c)	2,525	19,034
PartyGaming PLC (c)	1,672	3,575
Sportingbet PLC (c)	832	6,049
William Hill PLC (c)	1,669	19,320

		66,488

Financial Services (0.4%)
Amvescap PLC (c)	2,787	25,495
Cattles PLC (c)	1,790	10,881

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Financial Services (continued)
Close Brothers Group PLC (c)	200	$3,363
Collins Stewart Tullett PLC (c)	360	5,043
ICAP PLC (c)	2,057	18,903
Investec PLC (c)	136	6,473
London Stock Exchange Group PLC (c)	861	18,091
Man Group PLC (c)	1,070	50,366
Provident Financial PLC (c)	458	5,199
Schroders PLC (c)	195	3,636

		147,450

Food (1.0%)
Cadbury Schweppes PLC (c)	7,499	72,206
J Sainsbury PLC (c)	5,408	33,396
Tate & Lyle PLC (c)	2,063	23,077
Tesco PLC (c)	25,807	159,290
Unilever PLC (c)	3,945	88,557

		376,526

Food Service (0.1%)
Compass Group PLC (c)	6,224	30,151

Gas (0.2%)
Centrica PLC (c)	13,076	68,848

Healthcare—Products (0.1%)
Smith & Nephew PLC (c)	3,667	28,139

Holding Companies—Diversified (0.0%)
Tomkins PLC (c)	1,848	9,821

Home Builders (0.2%)
Barratt Developments PLC (c)	1,052	18,401
Bellway PLC (c)	165	3,534
Berkeley Group Holdings PLC (b) (c)	197	4,414
Bovis Homes Group PLC (c)	113	1,675
George Wimpey PLC (c)	1,694	14,224
Persimmon PLC (c)	1,040	23,700
Taylor Woodrow PLC (c)	2,530	15,601

		81,549

Household Products (0.2%)
Reckitt Benckiser PLC (c)	1,969	73,462

Insurance (1.0%)
Aviva PLC (c)	7,789	110,224
Friends Provident PLC (c)	7,036	23,263
Legal & General Group PLC (c)	23,819	56,373

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Insurance (continued)
Old Mutual PLC (c)	18,963	$57,254
Prudential PLC (c)	8,498	96,084
Resolution PLC (c)	306	3,792
Royal & Sun Alliance Insurance Group (c)	11,057	27,486

		374,476

Iron/Steel (0.1%)
Corus Group PLC (c)	3,017	25,401

Leisure (0.1%)
Carnival PLC (c)	642	26,100
First Choice Holidays PLC (c)	521	2,200

		28,300

Lodging (0.1%)
InterContinental Hotels Group PLC (c)	1,479	25,832

Media (0.7%)
British Sky Broadcasting PLC (c)	4,436	46,873
Daily Mail & General Trust (c)	644	7,296
Emap PLC (c)	1,161	18,247
ITV PLC (c)	15,452	30,818
Pearson PLC (c)	3,043	41,376
Reed Elsevier PLC (c)	4,767	48,046
Reuters Group PLC (c)	5,179	36,803
Trinity Mirror PLC (c)	1,456	13,123
United Business Media PLC (c)	1,199	14,336
Yell Group PLC (c)	2,113	19,967

		276,885

Mining (1.5%)
Anglo American PLC (c)	4,705	191,933
BHP Billiton PLC (c)	8,147	158,487
Rio Tinto PLC (c)	3,545	186,645
Xstrata PLC (c)	1,415	53,852

		590,917

Miscellaneous Manufacturing (0.2%)
BBA Group PLC (c)	2,447	12,004
Charter PLC (b) (c)	225	3,359
Cookson Group PLC (b) (c)	965	9,357
IMI PLC (c)	699	6,445
Invensys PLC (b) (c)	8,007	2,846
Smiths Group PLC (c)	2,169	35,699

		69,710

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Oil & Gas (3.3%)
BG Group PLC (c)	11,688	$155,992
BP PLC (c)	69,532	806,120
Royal Dutch Shell PLC (c)	9,155	319,746

		1,281,858

Oil & Gas Services (0.0%)
Acergy SA (b) (c)	500	7,644

Packaging & Containers (0.1%)
Rexam PLC (c)	2,351	22,897

Pharmaceuticals (2.3%)
Alliance UniChem PLC (c)	587	11,080
AstraZeneca PLC (c)	5,287	317,880
GlaxoSmithKline PLC (c)	19,587	546,559

		875,519

Real Estate (0.4%)
British Land Co PLC (c)	1,946	45,383
Brixton PLC (c)	353	3,123
Great Portland Estates PLC (c)	12	111
Hammerson PLC (c)	1,177	25,727
Land Securities Group PLC (c)	1,716	56,857
Liberty International PLC (c)	616	12,116
Slough Estates PLC (c)	1,521	17,173

		160,490

Retail (0.9%)
Boots Group PLC (c)	1,972	28,029
Carphone Warehouse Group PLC (c)	555	3,251
DSG International PLC (c)	7,338	25,885
Enterprise Inns PLC (c)	1,378	24,132
GUS PLC (c)	3,209	57,274
HMV Group PLC (c)	2,505	7,942
Kesa Electricals PLC (c)	2,599	13,865
Kingfisher PLC (c)	8,973	39,546
Marks & Spencer Group PLC (c)	6,038	65,476
Mitchells & Butlers PLC (c)	2,145	20,418
Next PLC (c)	968	29,169
Punch Taverns PLC (c)	1,017	16,432
Signet Group PLC (c)	3,434	6,089
Whitbread PLC (c)	939	20,225

		357,733

Semiconductors (0.0%)
ARM Holdings PLC (c)	5,645	11,791
CSR PLC (c)	303	7,045

		18,836

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

Shares or Principal Amount		Value

COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Software (0.1%)
Misys PLC (c)	2,470	$9,802
Sage Group PLC (c)	3,357	14,310

		24,112

Telecommunications (1.5%)
BT Group PLC (c)	28,147	124,341
Cable & Wireless PLC (c)	9,602	20,389
Vodafone Group PLC (c)	203,210	432,456

		577,186

Transportation (0.1%)
Arriva PLC (c)	1,121	12,344
Associated British Ports Holdings PLC (c)	1,336	22,386
FirstGroup PLC (c)	707	6,120
National Express Group PLC (c)	160	2,621
StageCoach Group PLC (c)	1,307	2,782

		46,253

Venture Capital (0.1%)
3i Group PLC (c)	1,597	26,585

Water (0.2%)
Kelda Group PLC (c)	1,585	22,401
Severn Trent PLC (c)	1,388	30,007
United Utilities PLC (c)	3,313	39,228

		91,636

		8,790,838

Total Common Stocks		37,932,235

MUTUAL FUND (2.1%)
UNITED STATES (2.1%)
iShares MSCI EAFE Index Fund	12,740	833,069

Total Mutual Fund		833,069

Shares or Principal Amount		Value

PREFERRED STOCK (0.0%)
GERMANY (0.0%)
Media (0.0%)
ProSiebenSat.1 Media AG	162	$4,043

Total Preferred Stock		4,043

RIGHTS (0.0%)
GERMANY (0.0%)
Engineering & Construction (0.0%)
Linde AG (b)	336	1,298

UNITED KINGDOM (0.0%)
Miscellaneous Manufacturing (0.0%)
Invensys PLC (b)	3,202	240

Total Rights		1,538

CASH EQUIVALENTS (0.0%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.17%, dated 06/30/06, due 07/03/06, repurchase price $772)	772	772

Total Cash Equivalents		772

Total Investments (Cost $40,778,925) (a) — 99.8%		38,771,657
Other assets in excess of liabilities — 0.2%		67,148

NET ASSETS — 100.0%		$38,838,805

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security

ADR	American Depositary Receipt

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Investments — June 30, 2006 (Unaudited) (continued)

At June 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Swiss Franc	07/03/06	$4,966	$5,075	$(109)
Danish Kroner	07/03/06	622	635	(13)
Euro	07/03/06	29,099	29,677	(578)
Hong Kong Dollar	07/03/06	1,455	1,455	0
Japanese Yen	07/03/06	23,764	24,133	(369)
Norwegian Krone	07/03/06	808	820	(12)
Swedish Krone	07/03/06	2,755	2,822	(67)
Singapore Dollars	07/03/06	814	822	(8)
Total Short Contracts		$64,283	$65,439	$(1,156)

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $40,778,153)	$38,770,885
Repurchase agreements, at cost and value	772

Total Investments	38,771,657

Foreign currency, at value (cost $91,113)	92,398
Interest and dividends receivable	61,230
Receivable for capital shares issued	38,649
Reclaims receivable	8,509

Total Assets	38,972,443

Liabilities:
Payable for investments purchased	110,553
Unrealized depreciation on forward foreign currency contracts	1,156
Payable to adviser	9,085
Accrued expenses and other payables:
Investment advisory fees	8,289
Fund administration and transfer agent fees	2,502
Distribution fees	100
Administrative servicing fees	99
Other	1,854

Total Liabilities	133,638

Net Assets	$38,838,805

Represented by:
Capital	$40,646,666
Accumulated net investment income (loss)	141,980
Accumulated net realized gains (losses) from investment and foreign currency transactions	57,455
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign Currencies	(2,007,296)

Net Assets	$38,838,805

Net Assets:
Class II Shares	$958
Class VI Shares	86,441
Class VII Shares	957
Class VIII Shares	413,578
Class ID Shares	38,336,871

Total	$38,838,805

Shares outstanding (unlimited number of shares authorized):
Class II Shares	100
Class VI Shares	9,061
Class VII Shares	100
Class VIII Shares	43,363
Class ID Shares	4,015,309

Total	4,067,933

Net asset value and offering price per share:*
Class II Shares	$9.55	(a)
Class VI Shares	$9.54
Class VII Shares	$9.55	(a)
Class VIII Shares	$9.54
Class ID Shares	$9.55

Statement of Operations

For the period ended June 30, 2006 (Unaudited) (b)

Investment Income:
Interest income	$22,313
Dividend income (net of foreign withholding tax of $42,115)	284,728

Total Income	307,041

Expenses:
Investment advisory fees	17,414
Fund administration and transfer agent fees	4,663
Distribution fees Class II Shares	1
Distribution fees Class VI Shares	25
Distribution fees Class VII Shares	1
Distribution fees Class VIII Shares	116
Administrative servicing fees Class VI Shares	25
Administrative servicing fees Class VII Shares	1
Administrative servicing fees Class VIII Shares	73
Professional fees	2,162
Trustee fees	74
Other	400

Total expenses before waived or reimbursed expenses	24,955
Expenses waived or reimbursed	(849)

Total Expenses	24,106

Net Investment Income (Loss)	282,935

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions	(21,810)
Net realized gains (losses) on foreign currency transactions	79,265

Net realized gains (losses) on investment and foreign currency transactions	57,455
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,007,296)

Net realized/unrealized gains (losses) on investments and foreign currencies	(1,949,841)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,666,906)

*	Not subject to a front-end sales charge.
(a)	Due to rounding, Net Assets divided by shares outstanding does not equal the NAV.
(b)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Changes in Net Assets

Period Ended June 30, 2006(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$282,935
Net realized gains (losses) on investment and foreign currency transactions	57,455
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,007,296)

Change in net assets resulting from operations	(1,666,906)

Distributions to Class II shareholders from:
Net investment income	(3)
Distributions to Class VI shareholders from:
Net investment income	(274)
Distributions to Class VII shareholders from:
Net investment income	(2)
Distributions to Class VIII shareholders from:
Net investment income	(1,057)
Distributions to Class ID shareholders from:
Net investment income	(139,619)

Change in net assets from shareholder distributions	(140,955)

Change in net assets from capital transactions	40,646,666

Change in net assets	38,838,805
Net Assets:
Beginning of period	—

End of period	$38,838,805

Accumulated net investment income (loss)	$141,980

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,000
Dividends reinvested	3

1,003

Class VI Shares
Proceeds from shares issued	89,924
Dividends reinvested	274
Cost of shares redeemed	(1,722)

88,476

Class VII Shares
Proceeds from shares issued	1,000
Dividends reinvested	2

1,002

Class VIII Shares
Proceeds from shares issued	481,004
Dividends reinvested	1,057
Cost of shares redeemed	(67,378)

414,683

Class ID Shares
Proceeds from shares issued	40,001,883
Dividends reinvested	139,619

40,141,502

Change in net assets from capital transactions	$40,646,666

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

GARTMORE VARIABLE INSURANCE TRUST

GVIT INTERNATIONAL INDEX FUND

Statement of Changes in Net Assets (continued)

	Period Ended June 30, 2006(a)
	(Unaudited)
SHARE TRANSACTIONS:
Class II Shares
Issued	100
Reinvested	—	(b)

	100

Class VI Shares
Issued	9,216
Reinvested	30
Redeemed	(185)

	9,061

Class VII Shares
Issued	100
Reinvested	—	(b)

	100

Class VIII Shares
Issued	50,838
Reinvested	115
Redeemed	(7,590)

	43,363

Class ID Shares
Issued	4,000,100
Reinvested	15,209

	4,015,309

(a)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(b)	Amount is less than 1 share.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Outstanding

GVIT International Index Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(a)		Portfolio Turnover(b)
Class II Shares
Period Ended June 30, 2006 (Unaudited)(c)	$10.00	0.06	(0.48)	(0.42)	(0.03)	(0.03)	$9.55	(4.19%	)(d)	$1	0.74%	(e)	3.99%	(e)	0.82%	(e)	3.91%	(e)	2.45%
Class VI Shares
Period Ended June 30, 2006 (Unaudited)(c)(f)	$10.00	0.04	(0.47)	(0.43)	(0.03)	(0.03)	$9.54	(4.28%	)(d)	$86	0.83%	(e)	2.66%	(e)	0.83%	(e)	2.66%	(e)	2.45%
Class VII Shares
Period Ended June 30, 2006 (Unaudited)(c)(f)	$10.00	0.06	(0.49)	(0.43)	(0.02)	(0.02)	$9.55	(4.25%	)(d)	$1	1.15%	(e)	3.65%	(e)	1.18%	(e)	3.58%	(e)	2.45%
Class VIII Shares
Period Ended June 30, 2006 (Unaudited)(c)(f)	$10.00	0.03	(0.46)	(0.43)	(0.03)	(0.03)	$9.54	(4.28%	)(d)	$414	0.95%	(e)	2.14%	(e)	0.95%	(e)	2.14%	(e)	2.45%
Class ID Shares
Period Ended June 30, 2006 (Unaudited)(c)	$10.00	0.07	(0.49)	(0.42)	(0.03)	(0.03)	$9.55	(4.14%	)(d)	$38,337	0.37%	(e)	4.40%	(e)	0.38%	(e)	4.39%	(e)	2.45%

(a)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(c)	For the period from May 1, 2006 (commencement of operations) through June 30, 2006.

(d)	Not annualized.

(e)	Annualized.

(f)	Net investment income (loss) is calculated based on average shares outstanding during the period.

See notes to financial statements.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

1. Organization

Gartmore Variable Insurance Trust (“GVIT” or the “Trust”) is an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally created under the laws of Massachusetts as a Massachusetts business trust pursuant to a Declaration of Trust dated, as of June 30, 1981, and as subsequently amended, redomesticated as a Delaware Statutory Trust after the close of trading on April 29, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The redomestication was a change in statutory status and did not affect the operations of the Trust. As of June 30, 2006, the Trust had authorized an unlimited number of shares of beneficial interest, without par value (“shares”). The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. To date, only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) have purchased shares of the Trust’s series. The Trust currently operates thirty-six (36) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the GVIT International Index Fund (the “Fund”).

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with the Trust’s trustees and certain officers covering similar liabilities. Trust Officers receive no compensation from the Trust for serving as the Trust’s Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. Based on experience, however, the Trust expects that risk of loss to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of these securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of acceptable methods: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method upon determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund values foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Fund, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, with the counterparties of Credit Suisse First Boston, Lehman Brothers, and Nomura Securities, which are fully collateralized by U.S. Government Agency Mortgages.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. The Fund may enter into foreign currency contracts in connection with purchases or sales of securities denominated in a foreign currency. Purchases and sales of securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

(e)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(f)	Futures Contracts

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means the creation of a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means the creation of a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk if imperfect correlation in movements in the price of futures contracts, interest rates, and the value of the underlying hedged assets.

(g)	Written Options Contracts

The Fund may write options contracts. A written option obligates the Fund to deliver (written call) or to receive (written put) a specified quantity of an underlying asset at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a sale, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(i)	Securities Lending

To generate additional income, the Fund may lend their respective portfolio securities, up to 33 1/3% of the Fund, to brokers, dealers and other financial institutions provided that (1) the borrower delivers cash or securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter shall require the borrower to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay in recovery of the securities should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Fund. JPMorgan Chase Bank receives a fee based on the value of the collateral received from borrowers. The Fund did not have securities on loan as of June 30, 2006.

(j)	Distributions to Shareholders

The Fund’s dividends from net investment income, if any, are declared and paid quarterly. The Fund’s distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these distributions are reported as distributions of paid-in-capital.

(k)	Federal Income Taxes

It is the policy of the Fund to qualify or to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in applicable sections of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
$40,793,160	$343,460	$(2,364,963)	$(2,021,503)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among various or all funds within the Trust. The method used by the Fund for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

3.	Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of the Fund. GMF is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by the mutual company’s policyholders. In addition, GMF provides investment management evaluation services in initially selecting and monitoring, on an ongoing basis, the performance of the subadviser, for the Fund that GMF advises. Fund Asset Management, L.P. (the “subadviser”), manages all of the Fund’s investments and has the responsibility for making all investment decisions for the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays the Fund’s adviser an investment advisory fee based on the Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding investment advisory fees and subadvisory fees for GMF and the subadviser is as follows for the period ended June 30, 2006:

Fee Schedule	Total Fees	Fees Retained	Paid to Sub-adviser
$0 up to $1.5 billion	0.27%	0.160%	0.110%
$1.5 billion up to $3 billion	0.26%	0.175%	0.085%
$3 billion or more	0.25%	0.175%	0.075%

GMF and the Fund have entered into a written contract (“Expense Limitation Agreement”) that limits operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative service fees) from exceeding 0.37% until at least May 1, 2007.

GMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by GMF, respectively, pursuant to the Expense Limitation Agreement at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made, (as described below), if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the period ended June 30, 2006, the cumulative potential reimbursements for all classes of the Fund, based on reimbursements which expire within three years from the fiscal year in which the corresponding reimbursement to the Fund was made for expenses reimbursed by GMF, would be:

Period ended June 30, 2006
$849

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust (“GSA”) provides the Fund with various administrative and accounting services, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer and Dividend Disbursing Agent for the Fund. The fees for the services provided under this Agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*
Up to $1 billion	0.15%
$1 billion up to $3 billion	0.10%
$3 billion up to $8 billion	0.05%
$8 billion up to $10 billion	0.04%
$10 billion up to $12 billion	0.02%
$12 billion or more	0.01%

*	The assets of the Gartmore GVIT Investor Destinations Aggressive Fund, the Gartmore GVIT Investor Destinations Moderately Aggressive Fund, the Gartmore GVIT Investor Destinations Moderate Fund, the Gartmore GVIT Investor Destinations Moderately Conservative Fund, and the Gartmore GVIT Investor Destinations Conservative Fund (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset-based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. (“BISYS”), pursuant to which BISYS provides sub-administration and sub-transfer agency services, respectively, to the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Fund’s Distributor, is compensated by the Fund for expenses associated with the distribution of the Class II, Class VI, Class VII and Class VIII shares of the Fund. GDSI is a majority-owned subsidiary of GGAMT. These fees are based on average daily net assets of Class II, Class VI, Class VII and Class VIII shares of the Fund at an annual rate not to exceed 0.25% for Class II and Class VI shares and 0.40% for Class VII and Class VIII shares.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, Inc. (“Nationwide Financial Services”), an affiliate of GGAMT, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI Class VII and Class VIII of shares of the Fund.

4.	Short-Term Trading Fees

The Fund reserves the right to assess a short-term trading fee on certain transactions out of Class VI shares and Class VIII that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares and Class VIII shares on behalf of a contract owner may be subject to a 1.00% short-term trading fee if the separate account held the Class VI shares and Class VIII on behalf of the contract owner for 60 calendar days or less, unless an exception applies as disclosed in the Fund’s prospectus. The short-term trading fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the short-term trading fee applies, the Class VI shares and Class VIII shares that were held on behalf of the contract owner the longest will be treated as being redeemed first.

For the period ended June 30, 2006, the Fund had contributions to capital due to collection of redemption fees in the amount of $891.

GARTMORE VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2006 (Unaudited)

5.	Investment Transactions

For the period ended June 30, 2006, (excluding short-term securities) the Fund had purchases of $41,745,921 and sales of $945,810.

6.	Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase & Co., the Fund’s custodian bank, permitting the Trust to borrow up to $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs, if any, would be included in other fees in the Statement of Operations. No compensating balances were required under the terms of the line of credit. There were no borrowings outstanding under this line of credit as of June 30, 2006.

The Trust’s custodian bank has agreed to reduce the bank’s fees (earnings credit) when the Funds of the Trust maintain cash on deposit in non-interest-bearing custody and Demand Deposit Accounts.

GARTMORE VARIABLE INSURANCE TRUST

Supplemental Information (Unaudited)

June 30, 2006

1. Approval of Investment Advisory Contract

The Board of Trustees (the “Board”) met on December 8, 2005 to preliminarily review the information the Board had requested, and which the Fund’s adviser had provided, including reports from Lipper, Inc. (“Lipper”), in connection with the Fund’s annual contract renewal process pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, and to have an opportunity to request and review any additional information the Board may deem useful in considering whether to renew the investment advisory agreements on behalf of the Fund in advance of its annual Section 15(c) contract renewal meeting on January 12, 2006. The Independent Trustees received assistance and advice from, and met separately with, independent counsel regarding their legal duties and responsibilities in considering the Fund’s investment advisory and sub-advisory agreements. Following receipt and review of all of the preliminary information and such additional information as they had requested, the Board met on January 12, 2006 to consider all relevant information they had received about the Fund in connection with the annual Section 15(c) contract renewal process as well as other relevant information the Board had received at its regular meetings throughout the year.

In considering whether to approve the investment advisory and sub advisory agreements for the Fund, the Board considered among others, the following specific factors (to the extent each is applicable to new funds) with respect to the new Fund:

1.	the Fund’s advisory fee and ancillary benefits;

2.	the Fund’s advisory fee (including any breakpoints) compared to the advisory fees of the Fund’s peer group of funds;

3.	the Fund’s projected total expenses (and any expense limitations/fee waivers by the adviser) compared to those of the Fund’s peer group of funds;

4.	the performance of the Fund’s proposed adviser in managing the Fund compared to its benchmark and its peer group of funds; and

5.	the projected profitability (or lack thereof) to the Fund’s adviser.

Additionally, where the adviser manages accounts for other institutional clients (other than the Fund), the Board also considered the advisory fees charged to those clients compared to the Fund’s advisory fees. Following its review and discussions, a majority of the Board, including a majority of the Independent Trustees, determined that it was appropriate to renew the Fund’s advisory (and, if applicable, sub-advisory) agreement for the following reasons:

In particular, the Board reviewed the memorandum and related information management had provided in connection with management’s proposal to create several new insurance- dedicated funds, including the Fund, that will be sold through various Nationwide variable annuity and variable life products. The Board considered that the Fund will be managed by the same adviser and subadviser who currently manage the Gartmore International Index Fund, an affiliated retail mutual fund. Management represented that the Fund will receive the same nature and quality of services that the investment adviser and subadviser provide to the retail fund at the same contractual advisory fee (including the subadvisory fee) and breakpoint levels as the retail fund. While the Board could not consider or evaluate the investment performance of the Fund, as it did not commence operations until May 1, 2006, the Board considered the adviser’s and subadviser’s performance in managing substantially similar products, including the retail fund, relative to the Fund’s benchmark index, the MSCI EAFE Index. The Board also considered the adviser’s and subadviser’s performance as compared to the performance of other funds in the Fund’s Lipper International Multi-Cap Core Funds category.

Next, the Board considered the Fund’s proposed contractual advisory fee (including subadvisory fee) and noted that this fee is the same as the contractual advisory fee (and subadvisory fee) of the Fund’s retail counterpart, the Gartmore International Index Fund, a retail fund. The Board considered comparative fee and expense information for the retail fund in approving the advisory contract for the retail fund. As a new Fund, the Board had no adviser profitability to analyze at this juncture.

Having considered all of the information the Board deemed relevant and being satisfied with the adviser’s responses to its questions, the Board determined to approve the investment advisory (and sub-advisory) agreements for the Fund for an initial two year period which commenced on May 1, 2006.

GARTMORE VARIABLE INSURANCE TRUST

Management Information

June 30, 2006 (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	92	None
Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America from April 2000 through December 2003.	92	Director of Dentsply International, Inc., Ultralife Batteries, Inc., Terex Corporation, Minerals Technology, Inc. and Albany International Corp.
C. Brent DeVore[3] c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	92	None
Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Beginning in February 2006 Ms. Dryden is employed by Mitchell Madison, a management consulting company. Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to February 2002.	92	None

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
Barbara L. Hennigar c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired.	92	None
Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1950	Trustee since December 2004	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with Teachers Insurance Annuity Association–College Retirement Equity Fund.	92	None
Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	92	None
Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since December 2004	Retired. Mr. McCarthy was Chairman of VMAC (commodity swaps) from October 2002 until June 2005; and a partner of Pineville Properties LLC (a commercial real estate development firm).	92	None

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Nominee[2]
David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995 and Chairman since February 2005	Retired.	92	None

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serves as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. NFS is under common control with each of the Gartmore companies that serve as investment advisers and principal underwriter to the Trust, as each is a majority-owned subsidiary of Nationwide Corporation (“NC”) and, through NC, of Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%).

Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 800-848-0920.

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Trustees who are Interested Persons (as defined in the 1940 Act) and/or Officers of the Trust as of June 30, 2006

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”),[3] Gartmore Investor Services, Inc. (“GISI”),[3] Gartmore Morley Capital Management, Inc. (“GMCM”),[3] Gartmore Morley Financial Services, Inc. (“GMFS”), [3] NorthPointe Capital, LLC (“NorthPointe”),[3] Gartmore Global Asset Management Trust (“GGAMT”),[3] Gartmore Global Investments, Inc. (“GGI”),[3] Gartmore Mutual Fund Capital Trust (“GMFCT”)[3] and Gartmore SA Capital Trust (“GSA”)[3]; and a Director of Nationwide Securities, Inc.,[3] as well as several entities within Nationwide Financial Services, Inc.	92	None
Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Retired. Mr. Shisler is the former President and Chief Executive Officer of K&B Transport, Inc., a trucking firm (2000 through 2002). He served as a consultant to K&B from January 2003 through December 2004. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.[3]	92	Director of Nationwide Financial Services, Inc.
Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President - Operations for GGI,[3] GMFCT,[3] and GSA.[3]	N/A	N/A

GARTMORE VARIABLE INSURANCE TRUST

Management Information (Continued)

June 30, 2006 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Gartmore Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[2]
Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI[3]. Since June 2004, Mr. Krulikowski has also served as Chief Compliance Officer of the Trust.	N/A	N/A
Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI,[3] GMFCT[3] and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP.	N/A	N/A

1	Length of time served includes time served with the Trust’s predecessors.

2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	This position is held with an affiliated person or principal underwriter of the Trust.

Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services. (FROM PwC)

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)  (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not applicable.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2004, and June 10, 2004, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to this policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable – The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications executed pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications executed pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer & Principal Financial Officer
	Date:	September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	Principal Executive Officer
	Date:	September 5, 2006

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer & Principal Financial Officer
	Date:	September 5, 2006